UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
                             BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2022

Date of reporting period: 12/31/2022

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.
(b)

Not Applicable

December 31, 2022
Not FDIC Insured - May Lose Value - No Bank Guarantee
2022 Annual Report
BlackRock Funds V
BlackRock Strategic Income Opportunities Portfolio
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Dear Shareholder,
Significant economic headwinds emerged during the 12-month reporting period ended December 31, 2022, as investors navigated changing economic conditions and volatile markets. The U.S. economy shrank in the first half of 2022 before returning to modest growth in the third quarter, marking a shift to a more challenging post-reopening economic environment. Changes in consumer spending patterns and a tight labor market led to elevated inflation, which reached a 40-year high before beginning to moderate. Moreover, while the foremost effect of Russia’s invasion of Ukraine has been a severe humanitarian crisis, the ongoing war continued to present challenges for both investors and policymakers.
Equity prices fell as interest rates rose, particularly during the first half of the reporting period. Both large- and small-capitalization U.S. stocks fell, although equities began to recover in the second half of the year as inflation eased and economic growth resumed. Emerging market stocks and international equities from developed markets declined overall, pressured by rising interest rates and a strengthening U.S. dollar.
The 10-year U.S. Treasury yield rose notably during the reporting period, driving its price down, as investors reacted to fluctuating inflation data and attempted to anticipate its impact on future interest rate changes. The corporate bond market also faced inflationary headwinds, and heightened uncertainty led to higher corporate bond spreads (the difference in yield between U.S. Treasuries and similarly-dated corporate bonds).
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and is accelerating the reduction of its balance sheet. While the Fed suggested that additional rate hikes were likely, it also gave indications that the pace of increases would slow if inflation continued to subside.
The pandemic’s restructuring of the economy brought an ongoing mismatch between supply and demand, contributing to the current inflationary regime. While growth slowed in 2022, we believe that taming inflation requires a more dramatic economic decline to bring demand back to a level more in line with the economy’s capacity. The Fed has been raising interest rates at the fastest pace in decades, and seems set to overtighten in its effort to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near-term is high, but this prospect has not yet been fully priced in by markets. Investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions.
In this environment, while we favor an overweight to equities in the long-term, the market’s concerns over excessive rate hikes from central banks moderate our outlook. Rising input costs and a deteriorating economic backdrop are likely to challenge corporate earnings, so we are underweight equities overall in the near term.
However, we see better opportunities in credit, where valuations are attractive and higher yields provide income opportunities. We believe that global investment-grade corporates, global inflation-linked bonds, and U.S.
mortgage-backed securities offer strong opportunities for a six- to twelve-month horizon.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of December 31, 2022
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
2.31% (18.11)%
U.S. small cap equities
(Russell 2000
®
Index)
3.91 (20.44)
International equities (MSCI
Europe, Australasia, Far
East Index)
6.36 (14.45)
Emerging market equities
(MSCI Emerging Markets
Index)
(2.99) (20.09)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
1.32 1.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(5.58) (16.28)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(2.97) (13.01)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
0.50 (8.53)
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
3.50 (11.18)
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Fund Summary
as of December 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Investment Objective
BlackRock Strategic Income Opportunities Portfolio's (the “Fund”) investment objective is to seek total return as is consistent with preservation of capital.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund’s Institutional Share Class returned (5.64)%, the Investor A Shares returned (5.91)%, the Investor C Shares returned (6.48)%, and the Class K shares returned (5.56)%. For the same period, the Bloomberg U.S. Universal Index returned (12.99)% and the ICE BofA 3-Month U.S.
Treasury Bill Index returned 1.46%.
What factors influenced performance?
The Fund’s performance is reviewed on an absolute return basis due to the nature of its mandate. The Fund has an unconstrained approach (i.e., flexibility to invest across all fixed-income asset classes) that is managed within a risk-controlled framework. As such, the Fund is not managed specifically to a benchmark. The index returns listed above are for reference purposes only.
Positive contributions with respect to the Fund’s performance were driven by tactical positioning across global interest rate and currency markets.
The Fund’s allocations to European corporate credit and U.S. high yield corporate credit detracted from performance over the period. The Fund’s positioning with respect to duration and corresponding interest rate sensitivity detracted from performance as well as rates moved higher over the period.
The Fund held derivatives over the period such as futures contracts, options, and swaps. Derivatives modestly detracted to fund performance over the period. The Fund’s cash position averaged 5.5% for the period. Exposure to cash helped mitigate volatility and added to performance against a backdrop of negative bond market returns.
Describe recent portfolio activity.
This early part of the period was challenging with most areas of the fixed-income market down on concerns around high inflation, global monetary policy tightening, the
Russian invasion of Ukraine, China lockdowns and fears around a potential recession. Given these cross currents, the Fund held a defensive posture throughout the first quarter of 2022, with an elevated cash position. The Fund also carried reduced exposure to high yield corporate and emerging market debt relative to its historical range.
In turn, the Fund favored high-quality assets, namely U.S. investment grade corporate bonds, agency mortgage-backed securities (“MBS”), high-quality, short maturity securitized assets, and municipal bonds. The Fund tactically managed duration while holding it toward the lower end of the Fund’s historical range.
In the second quarter of 2022, while maintaining a defensive posture as yields rose and credit spreads widened, the Fund began to selectively deploy cash as both spreads and all-in yields began to look increasingly attractive. The Fund tactically added some duration given more balanced yield levels from a risk/reward perspective. In addition, the Fund tactically added to Treasury inflation-protected securities as valuations appeared attractive and for inflation hedging benefits. Within spread assets, the Fund continued to prefer high-quality paper, particularly within U.S. and non-U.S. investment grade corporate credit, municipal bonds and high-quality securitized assets, while opportunistically adding to emerging market local debt and rotating out of floating rate loan interest in favor of U.S. high yield corporate credit.
Entering the second half of 2022, market dislocations created opportunities to build an efficient fixed-income portfolio with an attractive yield and more moderate risk as the
Fed remained focused on fighting entrenched inflation regardless of the cost to growth. The Fund increased U.S. duration, particularly in the front-end of the yield curve.
Outside of the U.S., the Fund held a tactical short-dated U.K. sovereign position, while remaining less favorable towards European sovereigns. In addition, the Fund held a short position with respect to Japanese long-term government bonds in anticipation of potential policy tightening. Within spread assets, the Fund continued to focus on shorter-maturity, high-quality U.S. and non-U.S. investment grade corporate bonds, as well as high-quality securitized assets. The Fund tactically traded agency MBS as a sharp selloff pushed spreads wider. Finally, the Fund maintained a defensive posture relative to emerging market debt.
Describe portfolio positioning at period end.
At period-end, the Fund favored select high quality, shorter-term investment grade corporate bonds given the performance dispersion seen in the sector as the Fed implemented the most aggressive rate hiking cycle seen in decades. The Fund’s exposure to high yield corporate and emerging market debt was at historically low levels.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Strategic Income Opportunities Portfolio
GROWTH OF $10,000 INVESTMENT
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
Under normal market conditions, the Fund will invest in a combination of fixed-income securities, including, but not limited to: high yield securities, international securities, emerging markets debt and mortgages. Depending on market conditions, the Fund may invest in other market sectors. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of
BlackRock Strategic Income Opportunities Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.
(c)
An index that measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment-grade or high yield. The index includes U.S. Treasury bonds, investment-
grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.
(d)
An unmanaged index that measures returns of 3-month Treasury Bills.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 4.52% 4.52% (5.64)% N/A 1.81% N/A 2.43% N/A
Investor A ........................... 4.09 4.09 (5.91) (9.67)% 1.52 0.70% 2.14 1.72%
Investor C ........................... 3.52 3.51 (6.48) (7.39) 0.82 0.82 1.54 1.54
Class K ............................ 4.61 4.60 (5.56) N/A 1.90 N/A 2.50 N/A
Bloomberg U.S. Universal Index .......... — — (12.99) N/A 0.18 N/A 1.33 N/A
ICE BofA 3-Month U.S. Treasury Bill Index ... — — 1.46 N/A 1.26 N/A 0.76 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Strategic Income Opportunities Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period
Including Dividend
Expense and Interest
Expense
Excluding Dividend
Expense and Interest
Expense Annualized Expense Ratio
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Including
Dividend
Expense
and Interest
Expense
(a)
Excluding
Dividend
Expense
and Interest
Expense
(a)
Beginning
Account
Value
(07/01/22)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Including
Dividend
Expense
and Interest
Expense
Excluding
Dividend
Expense
and Interest
Expense
Institutional .... $ 1,000.00 $ 998.00 $ 3.42 $ 2.97 $ 1,000.00 $ 1,021.78 $ 3.47 $ 1,022.23 $ 3.01 0.68% 0.59%
Investor A ..... 1,000.00 996.50 4.83 4. 38 1,000.00 1,020.37 4.89 1,020. 82 4.4 3 0.96 0.8 7
Investor C ..... 1,000.00 994.00 8.39 7.9 4 1,000.00 1,016.79 8.49 1,017. 24 8.0 3 1.67 1.5 8
Class K ...... 1,000.00 998.40 3.02 2.57 1,000.00 1,022.18 3.06 1,022.63 2.60 0.60 0.51
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 28.4%
U.S. Government Sponsored Agency Securities .............. 22.4
U.S. Treasury Obligations ............................. 17.3
Asset-Backed Securities .............................. 11.6
Non-Agency Mortgage-Backed Securities .................. 6.5
Floating Rate Loan Interests ........................... 3.8
Investment Companies ............................... 2.8
Municipal Bonds ................................... 2.3
Foreign Government Obligations ........................ 2.0
Common Stocks ................................... 1.3
Preferred Securities ................................. 0.8
Foreign Agency Obligations ............................ 0.8
Warrants ........................................ 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 52.1%
AA/Aa ......................................... 3.1
A ............................................ 9.6
BBB/Baa ....................................... 12.4
BB/Ba ......................................... 6.0
B ............................................ 4.7
CCC/Caa ....................................... 0.4
CC/Ca ........................................ 0.4
C ............................................ 0.2
D ............................................ 0.0
(b)
NR ........................................... 11.1
(a)
Excludes short-term securities, options purchased, options written, borrowed bonds and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund’s total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

Fund Summary
as of December 31, 2022

Fund Summary
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investment Objective
BlackRock Sustainable Emerging Markets Flexible Bond Fund's (the “Fund”) investment objective is to seek maximum long term total return, while seeking to maintain certain environmental, governance and social (“ESG”) characteristics, climate risk exposure and climate opportunities relative to the Fund’s benchmark.
Portfolio Management Commentary
How did the Fund perform?
For the 12-month period ended December 31, 2022, the Fund outperformed its benchmark, a custom blend of 50% J.P. Morgan GBI-EM Global Diversified Index/50% J.P.
Morgan EMBI Global Diversified Index.
What factors influenced performance?
Emerging-market bonds posted negative returns in 2022. A wide range of adverse developments weighed on performance, including Russia’s invasion of Ukraine and prolonged COVID-19 lockdowns in China. In addition, rising inflation prompted global central banks to raise interest rates aggressively, weighing on returns across the world fixed-income markets.
The Fund, while losing ground in absolute terms, outpaced the index. The outperformance was mainly driven by duration positioning and holdings in local currency bonds.
(Duration is a measure of interest-rate sensitivity). On the other hand, positioning in emerging market currencies detracted.
An underweight in Russia (both local and hard-currency issues) made a meaningful contribution to performance. The country’s financial markets tumbled after the invasion of
Ukraine and the sanctions that followed. The Fund also benefited from its duration management strategies, including short positions in developed market bond futures. (The value of a short position rises when the price of the underlying security falls.)
An overweight in Ukraine, where bonds sold off in the wake of Russia’s invasion, was the largest detractor. An overweight in Ghana, as well as in the nation’s currency, also hurt performance as the market was pressured by economic uncertainty and multiple credit rating downgrades. Overweights in higher-yielding countries, such as Argentina and Zambia, further detracted.
The Fund used derivatives to manage risk and/or take outright views on interest rates, credit risk and/or the foreign exchange markets. While the Fund’s short duration strategies contributed, its holdings in index credit default swaps detracted.
Describe recent portfolio activity.
The investment adviser reduced the Fund’s positions in Russia and Ukraine at the start of the year. This move reflected a broader effort to reduce portfolio concentration, as well as rising risks in the lead-up to the invasion. The Fund maintained a defensive stance through the first quarter in response to high inflation, rising interest rates and concerns about the potential for slowing economic growth.
Emerging market assets remained under pressure during the second quarter of 2022 due to continued “risk-off” sentiment associated with rising rates. The Fund kept a broadly defensive posture, with an elevated cash weighting, a low allocation to local-currency debt, and a tilt to higher-quality bonds denominated in hard currencies.
The investment adviser maintained a defensive approach through the third quarter of 2022, trimming higher-yielding securities with greater vulnerability to an economic slowdown. At the same time, it rotated toward higher-quality, fundamentally sound BBB and BB rated issues. It also increased the Fund’s allocation to high-quality, liquid securities to capture their higher yields.
In the first half of the fourth quarter of 2022, the investment adviser continued to add shorter-dated, higher-quality, and more liquid debt, while also gradually taking on more risk where appropriate. Late in the year, the adviser sought to trim some winning positions on strength due to elevated economic uncertainty.
Describe portfolio positioning at period end.
The Fund maintained an above-average cash position given the ongoing risks facing the market. While the Fund gradually reduced the cash levels to capture higher yields and add risk as market conditions improved, the cash weighting remained elevated at year end.
Oman, Cote D’Ivoire, and Dominican Republic were the Fund’s largest overweights, while Turkey, Malaysia, China and the Philippines were its most significant underweights.
The Fund’s beta (risk profile) and duration were both lower than the benchmark as of December 31, 2022.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
GROWTH OF $10,000 INVESTMENT
(a)
Assuming maximum sales charges, if any, transaction costs and other operating expenses, including investment advisory fees and administration fees, if any. Institutional Shares do not have a sales charge.
(b)
The Fund invests primarily in a global portfolio of fixed-income securities and derivatives of any maturity of issuers located in emerging markets that may be denominated in any currency (on a hedged or un-hedged basis). The Fund’s total returns for the period beginning on the date of the Reorganization and ending on October 31, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets Flexible Dynamic Bond Portfolio.” On September
17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Emerging Markets Flexible Dynamic Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds
II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns from
December 31, 2012 through January 2, 2014 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt
Portfolio.”
(c)
An unmanaged index that tracks local currency bonds.
(d)
A customized weighted index comprised of the returns of 50% J.P. Morgan ESG GBI-EM Global Diversified Index/50% J.P. Morgan ESG EMBI Global Diversified Index.

Fund Summary
as of December 31, 2022 (continued)

Fund Summary
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Performance
N/A — Not applicable as share class and Index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .......................... 6.97% 4.70% (10.79)% N/A (2.43)% N/A (0.03)% N/A
Investor A ........................... 6.45 4.16 (11.01) (14.57)% (2.63) (3.43)% (0.28) (0.68)%
Investor C ........................... 5.96 3.20 (11.68) (12.52) (3.38) (3.38) (0.87) (0.87)
Class K ............................ 7.02 4.82 (10.75) N/A (2.36) N/A 0.04 N/A
J.P. Morgan GBI-EM Global Diversified Index . — — (11.69) N/A (2.51) N/A (2.03) N/A
J.P. Morgan EMBI Global Diversified Index
(b)
.. — — (17.78) N/A (1.31) N/A 1.59 N/A
50% J.P. Morgan GBI-EM Global Diversified
Index/50% J.P. Morgan EMBI Global Diversified
Index .............................. — — (14.75) N/A (1.86) N/A (0.18) N/A
J.P. Morgan ESG GBI-EM Global Diversified
Index
(c)
............................ — — (11.70) N/A (2.25) N/A (1.89) N/A
J.P. Morgan ESG EMBI Global Diversified
Index
(d)
............................ — — (18.92) N/A (1.35) N/A 1.63 N/A
50% J.P. Morgan ESG GBI-EM Global
Diversified Index/50% J.P. Morgan ESG EMBI
Global Diversified Index
(e)
............... — — (15.35) N/A (1.94) N/A (0.19) N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See "About Fund Performance" for a detailed description of share classes, including any related sales charges and fees. The Fund’s total returns for the period beginning on the date of the Reorganization and ending on October
31, 2021 are the returns of the Fund when it followed a different investment objective and different investment strategies and investment process under the name “BlackRock Emerging Markets
Flexible Dynamic Bond Portfolio.” On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of the Predecessor Fund, a series of BlackRock Funds II, through the
Reorganization. The Predecessor Fund is the performance and accounting survivor of the Reorganization. The Predecessor Fund’s returns from December 31, 2012 through January 2, 20 14 are the returns of the Predecessor Fund when it followed different investment strategies under the name “BlackRock Emerging Market Local Debt Portfolio.”
(b)
An unmanaged, market-capitalization weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds, traded loans, and local market debt instruments issued by emerging market sovereign and quasi-sovereign entities.
(c)
An index tracking the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight or remove issuers that rank lower. The index is based on the established flagship
J.P. Morgan GBI-EM Global Diversified Index.
(d)
An index tracking liquid, U.S. Dollar emerging market fixed and floating-rate debt instruments issued by sovereign and quasi-sovereign entities. The index applies an ESG scoring and screening methodology to tilt toward issuers ranked higher on ESG criteria and green bond issues, and to underweight and remove issuers that rank lower. The index is based on the established flagship
J.P. Morgan EMBI Global Diversified Index.
(e)
A customized weighted index comprised of the returns of 50% J.P. Morgan ESG GBI-EM Global Diversified Index/50% J.P. Morgan ESG EMBI Global Diversified Index.

Fund Summary
as of December 31, 2022 (continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual H ypothetical 5% Re turn
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(07/01/22)
Ending
Account Value
(12/31/22)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,025.90 $ 3.47 $ 1,000.00 $ 1,021.78 $ 3.47 0.68%
Investor A ................................ 1,000.00 1,024.60 4.75 1,000.00 1,020.52 4.74 0.93
Investor C ................................ 1,000.00 1,020.70 8.56 1,000.00 1,016.74 8.54 1.68
Class K .................................. 1,000.00 1,026.10 3.22 1,000.00 1,022.03 3.21 0.63
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Foreign Government Obligations ........................ 92.8%
Corporate Bonds ................................... 4.3
U.S. Treasury Obligations ............................. 2.9
GEOGRAPHIC ALLOCATION
— % — %
Country/Geographic Region
Percent of at
Total Investments
(a)
— —
Mexico ........................................ 13.9%
South Africa .................................... 9.6
Poland ........................................ 8.8
Czech Republic .................................. 7.5
Brazil ......................................... 7.1
Chile ......................................... 4.9
United States ................................... 4.5
Hungary ....................................... 4.3
Indonesia ...................................... 4.2
Oman ........................................ 2.8
China ......................................... 2.7
Dominican Republic ............................... 2.6
Peru ......................................... 2.6
Colombia ...................................... 2.4
Ivory Coast ..................................... 1.8
Guatemala ..................................... 1.6
Saudi Arabia .................................... 1.6
Egypt ......................................... 1.4
Panama ....................................... 1.4
Ecuador ....................................... 1.3
Philippines ..................................... 1.2
United Arab Emirates .............................. 1.2
Qatar ......................................... 1.2
Ukraine ....................................... 1.1
Other
(a)
........................................ 8.3
— —
(a)
Excludes short-term securities, options purchased and options written.
(b)
Includes holdings within countries and geographic regions that are less than 1% of long-term investments. Please refer to Schedule of Investments for such countries/geographic region.

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / About Fund Performance
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Strategic Income Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of
Institutional Shares. The performance of BlackRock Strategic Income Opportunities Portfolio’s Class K Shares would be substantially similar to Institutional Shares because
Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares for BlackRock Strategic Income Opportunities Portfolio would have been higher than those of the Institutional
Shares because Class K Shares have lower expenses than the Institutional Shares. On the close of business on September 1, 2015, the BlackRock Sustainable Emerging
Markets Flexible Bond Fund's BlackRock Shares were redesignated as Class K Shares. Prior to September 1, 2015, performance is that of the BlackRock Sustainable
Emerging Markets Flexible Bond Fund's BlackRock Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2022
BlackRock Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
December 31, 2022
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Bermuda — 0.1%
BPCRE Ltd., Series 2022-FL2, Class
A, (1 Month CME Term SOFR +
2.40%), 6.72%, 01/16/37
(a)(b)(c)
... USD 10,398 $ 10,235,791
Canada — 0.1%
Fairstone Financial Issuance Trust I
(b)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 13,510 9,733,663
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 12,789,555
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,419,057
23,942,275
Cayman Islands — 6.0%
522 Funding CLO Ltd.
(b)(c)
Series 2019-4A, Class CR, (LIBOR
USD 3 Month + 2.40%), 6.64%,
04/20/30 ............... USD 500 476,061
Series 2019-4A, Class DR, (LIBOR
USD 3 Month + 3.65%), 7.89%,
04/20/30 ............... 3,500 3,175,478
ACAS CLO Ltd.
(b)(c)
Series 2015-1A, Class AR3, (LIBOR
USD 3 Month + 0.89%), 5.08%,
10/18/28 ............... 3,677 3,609,728
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.60%), 5.79%,
10/18/28 ............... 500 482,282
Series 2015-1A, Class CRR, (LIBOR
USD 3 Month + 2.20%), 6.39%,
10/18/28 ............... 3,690 3,356,349
AGL CLO 3 Ltd., Series 2020-3A, Class
D, (LIBOR USD 3 Month + 3.30%),
7.38%, 01/15/33
(b)(c)
.......... 375 334,883
AGL CLO 5 Ltd.
(b)(c)
Series 2020-5A, Class A2R, (LIBOR
USD 3 Month + 1.40%), 5.64%,
07/20/34 ............... 390 371,024
Series 2020-5A, Class ER, (LIBOR
USD 3 Month + 6.45%), 10.69%,
07/20/34 ............... 350 306,820
AGL CLO 9 Ltd., Series 2020-9A, Class
E, (LIBOR USD 3 Month + 7.26%),
11.50%, 01/20/34
(b)(c)
......... 970 887,857
AGL Core CLO 2 Ltd., Series 2019-2A,
Class A1, (LIBOR USD 3 Month +
1.39%), 5.63%, 04/20/32
(b)(c)
.... 4,775 4,701,632
AIMCO CLO
(b)(c)
Series 2015-AA, Class X, (LIBOR
USD 3 Month + 0.95%), 5.03%,
10/17/34 ............... 1,750 1,740,292
Series 2018-BA, Class AR, (LIBOR
USD 3 Month + 1.10%), 5.18%,
01/15/32 ............... 2,000 1,964,252
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, (LIBOR USD 3 Month +
0.00%), 4.24%, 04/20/34
(b)(c)
.... 20,000 14,524,880
Allegro CLO II-S Ltd.
(b)(c)
Series 2014-1RA, Class B, (LIBOR
USD 3 Month + 2.15%), 6.43%,
10/21/28 ............... 2,740 2,654,442
Series 2014-1RA, Class C, (LIBOR
USD 3 Month + 3.00%), 7.28%,
10/21/28 ............... 7,480 6,845,000
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Allegro CLO IV Ltd., Series 2016-1A,
Class BR2, (LIBOR USD 3 Month +
1.55%), 5.63%, 01/15/30
(b)(c)
.... USD 1,630 $ 1,593,003
Allegro CLO V Ltd., Series 2017-1A,
Class AR, (LIBOR USD 3 Month +
0.95%), 5.03%, 10/16/30
(b)(c)
.... 3,900 3,837,744
Allegro CLO VI Ltd., Series 2017-2A,
Class A, (LIBOR USD 3 Month +
1.13%), 5.21%, 01/17/31
(b)(c)
.... 1,350 1,324,524
Allegro CLO VIII Ltd., Series 2018-2A,
Class B1, (LIBOR USD 3 Month +
1.67%), 5.75%, 07/15/31
(b)(c)
.... 500 483,172
Allegro CLO XI Ltd., Series 2019-2A,
Class C, (LIBOR USD 3 Month +
3.00%), 7.23%, 01/19/33
(b)(c)
.... 560 536,306
ALM Ltd.
(b)(c)
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.85%), 5.93%,
10/15/29 ............... 12,790 12,430,224
Series 2020-1A, Class B, (LIBOR
USD 3 Month + 2.00%), 6.08%,
10/15/29 ............... 500 473,685
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/16
(a)(b)(c)
..... 12,160 1,824
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (LIBOR USD 3 Month +
1.25%), 5.71%, 11/02/30
(b)(c)
.... 1,720 1,696,437
AMMC CLO XIII Ltd., Series 2013-13A,
Class A1R2, (LIBOR USD 3 Month +
1.05%), 5.37%, 07/24/29
(b)(c)
.... 4,484 4,437,219
Anchorage Capital CLO 3-R Ltd.
(b)(c)
Series 2014-3RA, Class A, (LIBOR
USD 3 Month + 1.05%), 5.42%,
01/28/31 ............... 2,893 2,859,990
Series 2014-3RA, Class B, (LIBOR
USD 3 Month + 1.50%), 5.87%,
01/28/31 ............... 9,800 9,549,792
Anchorage Capital CLO 4-R Ltd., Series
2014-4RA, Class C, (LIBOR USD 3
Month + 1.85%), 6.22%, 01/28/31
(b)(c)
1,500 1,401,292
Anchorage Capital CLO 5-R Ltd.
(b)(c)
Series 2014-5RA, Class B, (LIBOR
USD 3 Month + 1.45%), 5.53%,
01/15/30 ............... 16,585 16,314,296
Series 2014-5RA, Class C, (LIBOR
USD 3 Month + 1.85%), 5.93%,
01/15/30 ............... 5,245 5,042,926
Anchorage Capital CLO 6 Ltd., Series
2015-6A, Class ARR, (LIBOR USD 3
Month + 1.05%), 5.13%, 07/15/30
(b)(c)
6,570 6,479,300
Anchorage Capital CLO 7 Ltd.
(b)(c)
Series 2015-7A, Class AR2, (LIBOR
USD 3 Month + 1.09%), 5.46%,
01/28/31 ............... 14,610 14,420,077
Series 2015-7A, Class BR2, (LIBOR
USD 3 Month + 1.75%), 6.12%,
01/28/31 ............... 8,000 7,737,369
Series 2015-7A, Class CR2, (LIBOR
USD 3 Month + 2.20%), 6.57%,
01/28/31 ............... 7,325 6,910,765
Series 2015-7A, Class D1R2,
(LIBOR USD 3 Month + 3.50%),
7.87%, 01/28/31 .......... 8,610 7,735,190

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class AR2A, (LIBOR
USD 3 Month + 1.20%), 5.56%,
10/27/34
(b)(c)
............... USD 1,150 $ 1,116,730
Anchorage Capital CLO Ltd.
(b)(c)
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 5.19%,
10/13/30 ............... 2,910 2,877,299
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.65%), 5.59%,
10/13/30 ............... 3,680 3,591,815
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 2.15%), 6.09%,
10/13/30 ............... 1,160 1,117,849
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.20%), 7.14%,
10/13/30 ............... 1,583 1,481,123
Series 2018-1RA, Class A1, (LIBOR
USD 3 Month + 0.99%), 4.93%,
04/13/31 ............... 6,650 6,564,530
Anchorage Credit Funding 3 Ltd.
(b)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 6,000 5,245,431
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)(c)
........ 7,500 5,167,500
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, (LIBOR
USD 3 Month + 0.00%), 4.28%,
01/21/40
(b)(c)
............... 10,000 7,449,000
Antares CLO Ltd., Series 2021-1A,
Class A1, (LIBOR USD 3 Month +
1.53%), 5.89%, 07/25/33
(b)(c)
.... 10,000 9,542,526
Apidos CLO XV, Series 2013-15A,
Class A1RR, (LIBOR USD 3 Month
+ 1.01%), 5.25%, 04/20/31
(b)(c)
... 4,630 4,562,189
Apidos CLO XVIII, Series 2018-18A,
Class A1, (LIBOR USD 3 Month +
1.14%), 5.46%, 10/22/30
(b)(c)
.... 540 533,058
Apidos CLO XXII
(b)(c)
Series 2015-22A, Class A1R,
(LIBOR USD 3 Month + 1.06%),
5.30%, 04/20/31 .......... 1,765 1,742,880
Series 2015-22A, Class BR, (LIBOR
USD 3 Month + 1.95%), 6.19%,
04/20/31 ............... 3,250 3,089,139
Series 2015-22A, Class CR, (LIBOR
USD 3 Month + 2.95%), 7.19%,
04/20/31 ............... 800 748,695
Apidos CLO XXIV, Series 2016-24A,
Class A1AL, (LIBOR USD 3 Month +
0.95%), 5.19%, 10/20/30
(b)(c)
.... 10,250 10,086,000
Apidos CLO XXV, Series 2016-25A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 5.41%, 10/20/31
(b)(c)
.... 400 393,806
Apidos CLO XXVI
(b)(c)
Series 2017-26A, Class A1AR,
(LIBOR USD 3 Month + 0.90%),
5.09%, 07/18/29 .......... 3,500 3,456,856
Series 2017-26A, Class BR, (LIBOR
USD 3 Month + 1.95%), 6.14%,
07/18/29 ............... 2,750 2,613,876
Apidos CLO XXVII, Series 2017-27A,
Class A1R, (LIBOR USD 3 Month +
0.93%), 5.01%, 07/17/30
(b)(c)
.... 10,950 10,824,763
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXXI, Series 2019-31A,
Class BR, (LIBOR USD 3 Month +
1.55%), 5.63%, 04/15/31
(b)(c)
.... USD 250 $ 242,554
Apidos CLO XXXII, Series 2019-32A,
Class D, (LIBOR USD 3 Month +
3.50%), 7.74%, 01/20/33
(b)(c)
.... 300 286,030
Apidos CLO XXXVI, Series 2021-36A,
Class B, (LIBOR USD 3 Month +
1.60%), 5.84%, 07/20/34
(b)(c)
.... 1,320 1,261,090
Apidos CLO XXXVII, Series 2021-37A,
Class E, (LIBOR USD 3 Month +
6.30%), 10.62%, 10/22/34
(b)(c)
.... 850 762,171
Apollo Credit Funding IV Ltd., Series
4A, Class A2R, (LIBOR USD 3
Month + 1.60%), 5.68%, 07/15/30
(b)(c)
750 730,589
Apres Static CLO Ltd.
(b)(c)
Series 2019-1A, Class A1R, (LIBOR
USD 3 Month + 1.07%), 5.15%,
10/15/28 ............... 436 431,566
Series 2019-1A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 5.78%,
10/15/28 ............... 500 491,972
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 4.25%), 8.33%,
10/15/28 ............... 9,150 8,648,264
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL2, Class
A, (1 Month CME Term SOFR +
1.85%), 6.19%, 05/15/37
(b)(c)
.... 19,015 18,588,552
Ares LII CLO Ltd., Series 2019-52A,
Class A1R, (LIBOR USD 3 Month +
1.05%), 5.37%, 04/22/31
(b)(c)
.... 2,000 1,971,021
Ares Loan Funding I Ltd.
(b)(c)
Series 2021-ALFA, Class E, (LIBOR
USD 3 Month + 6.70%), 10.78%,
10/15/34 ............... 10,850 9,777,382
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 9,772,126
Ares XL CLO Ltd., Series 2016-40A,
Class A1RR, (LIBOR USD 3 Month
+ 0.87%), 4.95%, 01/15/29
(b)(c)
... 5,655 5,577,995
Ares XLII CLO Ltd., Series 2017-42A,
Class AR, (LIBOR USD 3 Month +
0.92%), 5.24%, 01/22/28
(b)(c)
.... 3,107 3,073,336
Ares XLV CLO Ltd., Series 2017-45A,
Class C, (LIBOR USD 3 Month +
2.05%), 6.13%, 10/15/30
(b)(c)
.... 1,125 1,077,739
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (LIBOR USD 3 Month +
0.92%), 5.00%, 04/15/30
(b)(c)
.... 2,300 2,267,820
Ares XXXVII CLO Ltd., Series 2015-4A,
Class A1R, (LIBOR USD 3 Month +
1.17%), 5.25%, 10/15/30
(b)(c)
.... 1,500 1,484,461
Assurant CLO Ltd., Series 2018-2A,
Class A, (LIBOR USD 3 Month +
1.04%), 5.28%, 04/20/31
(b)(c)
.... 750 733,350
Atrium IX
(b)(c)
Series 9A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 5.73%,
05/28/30 ............... 2,074 2,047,067
Series 9A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 6.24%,
05/28/30 ............... 325 314,954
Atrium VIII, Series 8A, Class SUB,
0.00%, 10/23/24
(b)(c)
.......... 13,300 19,285

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Atrium XV, Series 15A, Class D,
(LIBOR USD 3 Month + 3.00%),
7.32%, 01/23/31
(b)(c)
.......... USD 250 $ 234,851
Avery Point IV CLO Ltd., Series 2014-
1A, Class D, (LIBOR USD 3 Month +
3.50%), 7.86%, 04/25/26
(b)(c)
.... 3,750 3,727,335
Babson CLO Ltd., Series 2015-IA,
Class BR, (LIBOR USD 3 Month +
1.40%), 5.64%, 01/20/31
(b)(c)
.... 250 242,121
Bain Capital Credit CLO Ltd.
(b)(c)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 5.74%,
07/20/30 ............... 1,400 1,347,281
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.96%), 5.28%,
04/23/31 ............... 12,500 12,331,314
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.08%), 5.31%,
07/19/31 ............... 5,210 5,153,940
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 1.17%), 5.41%,
10/20/34 ............... 1,820 1,772,209
Ballyrock CLO 14 Ltd.
(b)(c)
Series 2020-14A, Class B, (LIBOR
USD 3 Month + 2.30%), 6.54%,
01/20/34 ............... 250 236,984
Series 2020-14A, Class D, (LIBOR
USD 3 Month + 7.00%), 11.24%,
01/20/34 ............... 250 223,641
Ballyrock CLO Ltd.
(b)(c)
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.00%), 5.24%,
04/20/31 ............... 800 789,426
Series 2018-1A, Class A2, (LIBOR
USD 3 Month + 1.60%), 5.84%,
04/20/31 ............... 2,300 2,206,722
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 6.15%), 10.39%,
10/20/31 ............... 1,340 1,181,901
Bardot CLO Ltd., Series 2019-2A, Class
DR, (LIBOR USD 3 Month + 3.00%),
7.32%, 10/22/32
(b)(c)
.......... 940 873,429
Barings CLO Ltd., Series 2018-3A,
Class A1, (LIBOR USD 3 Month +
0.95%), 5.19%, 07/20/29
(b)(c)
.... 3,515 3,484,402
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (LIBOR USD 3 Month +
3.25%), 7.33%, 07/15/31
(b)(c)
.... 450 395,437
Battalion CLO VIII Ltd.
(b)(c)
Series 2015-8A, Class A2R2,
(LIBOR USD 3 Month + 1.55%),
5.74%, 07/18/30 .......... 11,000 10,661,133
Series 2015-8A, Class BR2, (LIBOR
USD 3 Month + 2.00%), 6.19%,
07/18/30 ............... 8,500 8,026,983
Bean Creek CLO Ltd.
(b)(c)
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.02%), 5.26%,
04/20/31 ............... 2,250 2,201,845
Series 2015-1A, Class ER, (LIBOR
USD 3 Month + 5.75%), 9.99%,
04/20/31 ............... 370 305,331
Benefit Street Partners CLO II Ltd.
(b)(c)
Series 2013-IIA, Class A1R2,
(LIBOR USD 3 Month + 0.87%),
4.95%, 07/15/29 .......... 4,344 4,304,576
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-IIA, Class A2R2,
(LIBOR USD 3 Month + 1.45%),
5.53%, 07/15/29 .......... USD 4,000 $ 3,935,869
Benefit Street Partners CLO III Ltd.
(b)(c)
Series 2013-IIIA, Class A1R2,
(LIBOR USD 3 Month + 1.00%),
5.24%, 07/20/29 .......... 387 384,410
Series 2013-IIIA, Class A2R2,
(LIBOR USD 3 Month + 1.65%),
5.89%, 07/20/29 .......... 2,850 2,805,406
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1A,
(LIBOR USD 3 Month + 1.09%),
5.33%, 04/20/31
(b)(c)
.......... 300 295,948
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR,
(LIBOR USD 3 Month + 1.10%),
5.34%, 01/20/31
(b)(c)
.......... 3,640 3,588,934
Benefit Street Partners CLO XII Ltd.,
Series 2017-12A, Class B, (LIBOR
USD 3 Month + 2.00%), 6.08%,
10/15/30
(b)(c)
............... 1,375 1,300,445
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (LIBOR
USD 3 Month + 6.75%), 10.83%,
07/15/34
(b)(c)
............... 1,000 874,803
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (LIBOR
USD 3 Month + 6.81%), 11.17%,
04/25/34
(b)(c)
............... 1,250 1,091,668
Birch Grove CLO 2 Ltd.
(b)(c)
Series 2021-2A, Class A1, (LIBOR
USD 3 Month + 1.26%), 5.49%,
10/19/34 ............... 5,500 5,349,834
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.30%), 7.53%,
10/19/34 ............... 10,250 9,334,197
Birch Grove CLO 3 Ltd., Series 2021-
3A, Class D1, (LIBOR USD 3 Month
+ 3.20%), 7.43%, 01/19/35
(b)(c)
... 1,250 1,132,063
Birch Grove CLO Ltd.
(b)(c)
Series 19A, Class BR, (LIBOR
USD 3 Month + 1.75%), 6.52%,
06/15/31 ............... 2,000 1,901,905
Series 19A, Class CR, (LIBOR
USD 3 Month + 2.20%), 6.97%,
06/15/31 ............... 6,000 5,675,574
Series 19A, Class DR, (LIBOR
USD 3 Month + 3.35%), 8.12%,
06/15/31 ............... 4,795 4,514,729
BlueMountain CLO Ltd.
(b)(c)
Series 2013-2A, Class A1R, (LIBOR
USD 3 Month + 1.18%), 5.50%,
10/22/30 ............... 2,696 2,661,012
Series 2013-2A, Class BR, (LIBOR
USD 3 Month + 1.60%), 5.92%,
10/22/30 ............... 4,000 3,859,706
Series 2016-2A, Class C1R2,
(LIBOR USD 3 Month + 3.10%),
7.78%, 08/20/32 .......... 250 233,808
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 6.11%,
07/30/30 ............... 273 259,831
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.11%), 5.72%,
08/15/31 ............... 1,234 1,212,246

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-2A, Class B, (LIBOR
USD 3 Month + 1.70%), 6.31%,
08/15/31 ............... USD 2,750 $ 2,655,998
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (LIBOR USD 3
Month + 1.08%), 5.16%, 07/15/31
(b)(c)
17,750 17,468,709
BlueMountain CLO XXIX Ltd.
(b)(c)
Series 2020-29A, Class BR, (LIBOR
USD 3 Month + 1.75%), 6.11%,
07/25/34 ............... 1,175 1,121,939
Series 2020-29A, Class D1R,
(LIBOR USD 3 Month + 3.15%),
7.51%, 07/25/34 .......... 250 229,247
BlueMountain CLO XXVIII Ltd.
(b)(c)
Series 2021-28A, Class A, (LIBOR
USD 3 Month + 1.26%), 5.34%,
04/15/34 ............... 450 438,835
Series 2021-28A, Class D, (LIBOR
USD 3 Month + 2.90%), 6.98%,
04/15/34 ............... 2,000 1,819,132
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (LIBOR USD 3
Month + 3.50%), 8.18%, 11/20/34
(b)(c)
1,510 1,391,149
Bristol Park CLO Ltd.
(b)(c)
Series 2016-1A, Class BR, (LIBOR
USD 3 Month + 1.45%), 5.53%,
04/15/29 ............... 6,250 6,039,979
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 7.03%,
04/15/29 ............... 500 447,045
Brookside Mill CLO Ltd.
(b)(c)
Series 2013-1A, Class BR, (LIBOR
USD 3 Month + 1.35%), 5.43%,
01/17/28 ............... 667 661,016
Series 2013-1A, Class DR, (LIBOR
USD 3 Month + 2.65%), 6.73%,
01/17/28 ............... 500 482,599
Burnham Park CLO Ltd.
(b)(c)
Series 2016-1A, Class AR, (LIBOR
USD 3 Month + 1.15%), 5.39%,
10/20/29 ............... 12,428 12,311,116
Series 2016-1A, Class DR, (LIBOR
USD 3 Month + 2.85%), 7.09%,
10/20/29 ............... 500 445,140
Buttermilk Park CLO Ltd., Series 2018-
1A, Class D, (LIBOR USD 3 Month +
3.10%), 7.18%, 10/15/31
(b)(c)
.... 875 773,329
Canyon CLO Ltd., Series 2020-3A,
Class E, (LIBOR USD 3 Month +
7.25%), 11.33%, 01/15/34
(b)(c)
.... 380 347,340
Carbone CLO Ltd., Series 2017-1A,
Class A1, (LIBOR USD 3 Month +
1.14%), 5.38%, 01/20/31
(b)(c)
.... 1,000 987,012
Carlyle Global Market Strategies CLO
Ltd.
(b)(c)
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 0.97%),
5.05%, 04/17/31 .......... 498 491,499
Series 2014-3RA, Class A1A,
(LIBOR USD 3 Month + 1.05%),
5.41%, 07/27/31 .......... 24,796 24,454,897
Series 2015-4A, Class A1R, (LIBOR
USD 3 Month + 1.34%), 5.58%,
07/20/32 ............... 400 393,294
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Carlyle US CLO Ltd.
(b)(c)
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.18%), 5.26%,
01/15/30 ............... USD 400 $ 394,214
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.02%), 5.26%,
04/20/31 ............... 19,500 19,254,678
Series 2018-4A, Class A2, (LIBOR
USD 3 Month + 1.80%), 6.04%,
01/20/31 ............... 550 531,646
Series 2019-2A, Class A1R, (LIBOR
USD 3 Month + 1.12%), 5.20%,
07/15/32 ............... 3,000 2,927,935
Series 2021-6A, Class A1, (LIBOR
USD 3 Month + 1.16%), 5.24%,
07/15/34 ............... 2,000 1,953,854
CarVal CLO I Ltd., Series 2018-1A,
Class D, (LIBOR USD 3 Month +
2.89%), 6.97%, 07/16/31
(b)(c)
.... 1,455 1,344,076
CarVal CLO II Ltd., Series 2019-1A,
Class CR, (LIBOR USD 3 Month +
2.00%), 6.24%, 04/20/32
(b)(c)
.... 700 659,188
CarVal CLO VC Ltd.
(b)(c)
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 3.25%), 7.33%,
10/15/34 ............... 500 459,487
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.75%), 10.83%,
10/15/34 ............... 250 221,089
CBAM Ltd.
(b)(c)
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.25%), 5.49%,
07/20/30 ............... 20,433 20,214,555
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.40%), 6.64%,
07/20/30 ............... 750 713,450
Series 2018-7A, Class B1, (LIBOR
USD 3 Month + 1.60%), 5.84%,
07/20/31 ............... 1,000 951,710
Series 2019-9A, Class B2, (LIBOR
USD 3 Month + 1.90%), 5.98%,
02/12/30 ............... 4,750 4,612,012
Cedar Funding IX CLO Ltd.
(b)(c)
Series 2018-9A, Class A1, (LIBOR
USD 3 Month + 0.98%), 5.22%,
04/20/31 ............... 29,400 28,980,356
Series 2018-9A, Class D, (LIBOR
USD 3 Month + 2.60%), 6.84%,
04/20/31 ............... 250 233,203
Cedar Funding V CLO Ltd., Series
2016-5A, Class A1R, (LIBOR USD 3
Month + 1.10%), 5.18%, 07/17/31
(b)(c)
5,450 5,354,938
Cedar Funding VII CLO Ltd.
(b)(c)
Series 2018-7A, Class A1, (LIBOR
USD 3 Month + 1.00%), 5.24%,
01/20/31 ............... 3,500 3,456,881
Series 2018-7A, Class A2, (LIBOR
USD 3 Month + 1.13%), 5.37%,
01/20/31 ............... 250 240,239
Series 2018-7A, Class E, (LIBOR
USD 3 Month + 4.55%), 8.79%,
01/20/31 ............... 2,963 2,508,231
Cedar Funding XI CLO Ltd., Series
2019-11A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 6.09%,
05/29/32
(b)(c)
............... 1,000 962,742

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Cedar Funding XIV CLO Ltd.
(b)(c)
Series 2021-14A, Class B, (LIBOR
USD 3 Month + 1.60%), 5.68%,
07/15/33 ............... USD 4,000 $ 3,867,466
Series 2021-14A, Class D, (LIBOR
USD 3 Month + 3.25%), 7.33%,
07/15/33 ............... 13,250 12,312,460
Series 2021-14A, Class E, (LIBOR
USD 3 Month + 6.34%), 10.42%,
07/15/33 ............... 3,850 3,485,740
Series 2021-14A, Class SUB,
0.00%, 07/15/33 .......... 15,040 8,105,056
CFIP CLO Ltd., Series 2017-1A, Class
BR, (LIBOR USD 3 Month + 1.90%),
6.09%, 10/18/34
(b)(c)
.......... 3,150 2,997,189
CIFC Funding 2013-III-R Ltd., Series
2013-3RA, Class A1, (LIBOR USD 3
Month + 0.98%), 5.30%, 04/24/31
(b)(c)
9,000 8,849,113
CIFC Funding 2013-IV Ltd., Series
2013-4A, Class A1RR, (LIBOR
USD 3 Month + 1.06%), 5.42%,
04/27/31
(b)(c)
............... 5,100 5,034,292
CIFC Funding 2015-III Ltd., Series
2015-3A, Class AR, (LIBOR USD 3
Month + 0.87%), 5.10%, 04/19/29
(b)(c)
2,413 2,380,919
CIFC Funding 2017-IV Ltd., Series
2017-4A, Class A1R, (LIBOR USD 3
Month + 0.95%), 5.27%, 10/24/30
(b)(c)
12,000 11,869,170
CIFC Funding 2022-VII Ltd., Series
2022-7A, Class E, (3 Month CME
Term SOFR + 8.94%), 13.15%,
10/22/35
(b)(c)
............... 500 485,563
CIFC Funding Ltd.
(b)(c)
Series 2012-2RA, Class A2, (LIBOR
USD 3 Month + 1.25%), 5.49%,
01/20/28 ............... 250 243,605
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.75%), 5.83%,
07/16/30 ............... 1,250 1,215,944
Series 2013-1A, Class CR, (LIBOR
USD 3 Month + 3.55%), 7.63%,
07/16/30 ............... 500 445,641
Series 2013-2A, Class A1L2, (LIBOR
USD 3 Month + 1.00%), 5.19%,
10/18/30 ............... 22,000 21,707,250
Series 2013-3RA, Class B, (LIBOR
USD 3 Month + 1.85%), 6.17%,
04/24/31 ............... 650 614,713
Series 2013-4A, Class DRR, (LIBOR
USD 3 Month + 2.80%), 7.16%,
04/27/31 ............... 250 232,785
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.10%),
5.29%, 01/18/31 .......... 630 621,719
Series 2014-2RA, Class A1, (LIBOR
USD 3 Month + 1.05%), 5.37%,
04/24/30 ............... 992 978,624
Series 2014-2RA, Class B1, (LIBOR
USD 3 Month + 2.80%), 7.12%,
04/24/30 ............... 650 606,815
Series 2015-1A, Class BRR, (LIBOR
USD 3 Month + 1.45%), 5.77%,
01/22/31 ............... 400 387,344
Series 2015-3A, Class BR, (LIBOR
USD 3 Month + 1.15%), 5.38%,
04/19/29 ............... 8,750 8,432,169
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-1A, Class AR, (LIBOR
USD 3 Month + 1.01%), 5.29%,
04/23/29 ............... USD 8,905 $ 8,814,877
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 5.98%,
04/23/29 ............... 2,870 2,808,839
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 6.73%,
04/23/29 ............... 9,770 9,449,013
Series 2017-2A, Class AR, (LIBOR
USD 3 Month + 0.95%), 5.19%,
04/20/30 ............... 8,947 8,838,322
Series 2017-5A, Class A1, (LIBOR
USD 3 Month + 1.18%), 5.26%,
11/16/30 ............... 250 247,455
Series 2017-5A, Class C, (LIBOR
USD 3 Month + 2.85%), 6.93%,
11/16/30 ............... 800 740,555
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.00%), 5.19%,
04/18/31 ............... 250 246,128
Series 2018-2A, Class A1, (LIBOR
USD 3 Month + 1.04%), 5.28%,
04/20/31 ............... 6,990 6,874,185
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.58%), 5.66%,
07/15/33 ............... 500 477,661
Clear Creek CLO
(b)(c)
Series 2015-1A, Class AR, (LIBOR
USD 3 Month + 1.20%), 5.44%,
10/20/30 ............... 800 791,306
Series 2015-1A, Class DR, (LIBOR
USD 3 Month + 2.95%), 7.19%,
10/20/30 ............... 1,400 1,203,103
Crown City CLO I, Series 2020-1A,
Class DR, (LIBOR USD 3 Month +
7.00%), 11.24%, 07/20/34
(b)(c)
.... 625 540,011
Crown City CLO III
(b)(c)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.17%), 5.41%,
07/20/34 ............... 250 238,697
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 3.30%), 7.54%,
07/20/34 ............... 3,500 3,030,658
Crown Point CLO 10 Ltd., Series 2021-
10A, Class A, (LIBOR USD 3 Month
+ 1.17%), 5.41%, 07/20/34
(b)(c)
... 6,500 6,232,134
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (LIBOR USD 3 Month
+ 3.75%), 7.76%, 07/14/34
(b)(c)
... 1,000 886,815
Deer Creek CLO Ltd.
(b)(c)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.18%), 5.42%,
10/20/30 ............... 3,500 3,461,850
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.65%), 5.89%,
10/20/30 ............... 1,750 1,701,833
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 7.19%,
10/20/30 ............... 900 799,050
Series 2017-1A, Class E, (LIBOR
USD 3 Month + 6.35%), 10.59%,
10/20/30 ............... 500 433,767

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden 106 CLO Ltd., Series 2022-
106A, Class E, (3 Month CME Term
SOFR + 8.87%), 13.43%, 10/15/35
(b)
(c)
...................... USD 500 $ 483,500
Dryden 30 Senior Loan Fund, Series
2013-30A, Class AR, (LIBOR USD 3
Month + 0.82%), 5.43%, 11/15/28
(b)(c)
6,852 6,762,713
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (LIBOR USD 3
Month + 1.10%), 5.18%, 01/15/31
(b)(c)
1,500 1,480,300
Dryden 45 Senior Loan Fund
(b)(c)
Series 2016-45A, Class BR, (LIBOR
USD 3 Month + 1.70%), 5.78%,
10/15/30 ............... 4,000 3,843,700
Series 2016-45A, Class CR, (LIBOR
USD 3 Month + 2.20%), 6.28%,
10/15/30 ............... 375 358,135
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (LIBOR USD 3
Month + 1.60%), 5.79%, 07/18/30
(b)(c)
1,000 967,493
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (LIBOR USD 3 Month +
1.60%), 5.79%, 07/18/30
(b)(c)
.... 700 674,704
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (LIBOR USD 3 Month +
1.00%), 5.68%, 05/20/34
(b)(c)
.... 219 217,502
Dryden 78 CLO Ltd., Series 2020-78A,
Class D, (LIBOR USD 3 Month +
3.00%), 7.08%, 04/17/33
(b)(c)
.... 250 228,392
Dryden XXVI Senior Loan Fund, Series
2013-26A, Class AR, (LIBOR USD 3
Month + 0.90%), 4.98%, 04/15/29
(b)(c)
450 445,269
Dryden XXVIII Senior Loan Fund,
Series 2013-28A, Class A1LR,
(LIBOR USD 3 Month + 1.20%),
5.81%, 08/15/30
(b)(c)
.......... 23,821 23,630,159
Elevation CLO Ltd., Series 2014-2A,
Class A1R, (3 Month CME Term
SOFR + 1.49%), 5.36%, 10/15/29
(b)(c)
210 208,615
Elmwood CLO 19 Ltd.
(b)(c)
Series 2022-6A, Class D, (3 Month
CME Term SOFR + 5.30%),
8.92%, 10/17/34 .......... 12,000 11,895,768
Series 2022-6A, Class E, (3 Month
CME Term SOFR + 8.55%),
12.17%, 10/17/34 ......... 3,000 2,926,142
Elmwood CLO I Ltd.
(b)(c)
Series 2019-1A, Class AR, (LIBOR
USD 3 Month + 1.45%), 5.69%,
10/20/33 ............... 2,000 1,979,764
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 4.40%), 8.64%,
10/20/33 ............... 6,750 6,678,119
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 7.71%), 11.95%,
10/20/33 ............... 2,625 2,453,040
Elmwood CLO II Ltd.
(b)(c)
Series 2019-2A, Class AR, (LIBOR
USD 3 Month + 1.15%), 5.39%,
04/20/34 ............... 3,100 3,021,562
Series 2019-2A, Class ER, (LIBOR
USD 3 Month + 6.80%), 11.04%,
04/20/34 ............... 14,500 13,336,829
Series 2019-2A, Class FR, (LIBOR
USD 3 Month + 8.00%), 12.24%,
04/20/34 ............... 7,500 6,808,445
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... USD 4,000 $ 2,899,600
Elmwood CLO IV Ltd., Series 2020-1A,
Class B, (LIBOR USD 3 Month +
1.70%), 5.78%, 04/15/33
(b)(c)
.... 5,950 5,744,729
Elmwood CLO V Ltd., Series 2020-2A,
Class ER, (LIBOR USD 3 Month +
6.10%), 10.34%, 10/20/34
(b)(c)
.... 4,850 4,332,305
Elmwood CLO VII Ltd.
(b)(c)
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 7.10%), 11.18%,
01/17/34 ............... 2,703 2,482,631
Series 2020-4A, Class F, (LIBOR
USD 3 Month + 8.01%), 12.09%,
01/17/34 ............... 5,000 4,217,372
Elmwood CLO VIII Ltd.
(b)(c)
Series 2021-1A, Class E1, (LIBOR
USD 3 Month + 6.00%), 10.24%,
01/20/34 ............... 750 670,095
Series 2021-1A, Class F1, (LIBOR
USD 3 Month + 8.00%), 12.24%,
01/20/34 ............... 1,500 1,363,805
Series 2021-1A, Class F2, (LIBOR
USD 3 Month + 8.00%), 12.24%,
01/20/34 ............... 1,500 1,363,806
Elmwood CLO X Ltd.
(b)(c)
Series 2021-3A, Class A, (LIBOR
USD 3 Month + 1.04%), 5.28%,
10/20/34 ............... 1,000 980,282
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.85%), 10.09%,
10/20/34 ............... 3,000 2,703,403
Flatiron CLO 19 Ltd., Series 2019-1A,
Class DR, (LIBOR USD 3 Month +
3.00%), 7.64%, 11/16/34
(b)(c)
.... 800 749,449
FS Rialto, Series 2021-FL3, Class A,
(LIBOR USD 1 Month + 1.25%),
5.58%, 11/16/36
(b)(c)
.......... 2,300 2,182,007
Galaxy XXII CLO Ltd., Series 2016-
22A, Class ARR, (LIBOR USD 3
Month + 1.20%), 5.28%, 04/16/34
(b)(c)
850 825,775
Galaxy XXIII CLO Ltd., Series 2017-
23A, Class AR, (LIBOR USD 3
Month + 0.87%), 5.19%, 04/24/29
(b)(c)
16,605 16,435,196
Galaxy XXIV CLO Ltd., Series 2017-
24A, Class A, (LIBOR USD 3 Month
+ 1.12%), 5.20%, 01/15/31
(b)(c)
... 5,327 5,266,385
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class A, (LIBOR USD 3 Month
+ 1.20%), 5.86%, 11/22/31
(b)(c)
... 900 886,546
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (LIBOR USD 3 Month
+ 1.02%), 5.66%, 05/16/31
(b)(c)
... 20,504 20,218,127
Galaxy XXVIII CLO Ltd., Series
2018-28A, Class A2, (LIBOR USD 3
Month + 1.30%), 5.38%, 07/15/31
(b)(c)
550 539,828
Generate CLO 2 Ltd., Series 2A, Class
AR, (LIBOR USD 3 Month + 1.15%),
5.47%, 01/22/31
(b)(c)
.......... 12,939 12,779,582
Generate CLO 3 Ltd.
(b)(c)
Series 3A, Class AR, (LIBOR USD 3
Month + 1.25%), 5.49%, 10/20/29 6,213 6,156,147
Series 3A, Class BR, (LIBOR USD 3
Month + 1.75%), 5.99%, 10/20/29 10,455 10,217,766
Series 3A, Class DR, (LIBOR USD 3
Month + 3.60%), 7.84%, 10/20/29 10,778 9,851,873

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 3A, Class ER, (LIBOR USD
3 Month + 6.40%), 10.64%,
10/20/29 ............... USD 7,052 $ 6,349,663
Series 3A, Class FR, (LIBOR USD
3 Month + 7.25%), 11.49%,
10/20/29 ............... 2,917 2,356,421
Generate CLO 4 Ltd.
(b)(c)
Series 4A, Class BR, (LIBOR USD 3
Month + 1.55%), 5.79%, 04/20/32 2,750 2,619,188
Series 4A, Class DR, (LIBOR USD 3
Month + 3.15%), 7.39%, 04/20/32 1,500 1,383,408
Generate CLO 5 Ltd., Series 5A, Class
B, (LIBOR USD 3 Month + 1.75%),
6.07%, 10/22/31
(b)(c)
.......... 1,750 1,679,299
Generate CLO 7 Ltd., Series 7A, Class
C, (LIBOR USD 3 Month + 2.75%),
7.07%, 01/22/33
(b)(c)
.......... 500 474,366
Gilbert Park CLO Ltd.
(b)(c)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.19%), 5.27%,
10/15/30 ............... 3,850 3,812,058
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 1.95%), 6.03%,
10/15/30 ............... 7,160 6,809,518
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 7.03%,
10/15/30 ............... 6,223 5,810,905
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
BR, (LIBOR USD 3 Month + 1.55%),
5.79%, 10/20/32
(b)(c)
.......... 2,040 1,990,193
GoldenTree Loan Opportunities IX
Ltd.
(b)(c)
Series 2014-9A, Class AR2, (LIBOR
USD 3 Month + 1.11%), 5.52%,
10/29/29 ............... 10,255 10,167,455
Series 2014-9A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 6.01%,
10/29/29 ............... 3,500 3,419,138
GoldenTree Loan Opportunities XI
Ltd., Series 2015-11A, Class AR2,
(LIBOR USD 3 Month + 1.07%),
5.26%, 01/18/31
(b)(c)
.......... 5,095 5,034,196
GoldentTree Loan Management US
CLO 1 Ltd.
(b)(c)
Series 2021-11A, Class E, (LIBOR
USD 3 Month + 5.35%), 9.59%,
10/20/34 ............... 5,515 4,630,100
Series 2021-11A, Class EJ, (LIBOR
USD 3 Month + 7.75%), 11.99%,
10/20/34 ............... 375 350,489
Golub Capital Partners CLO 53B Ltd.,
Series 2021-53A, Class E, (LIBOR
USD 3 Month + 6.70%), 10.94%,
07/20/34
(b)(c)
............... 500 441,600
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (LIBOR
USD 3 Month + 6.56%), 10.80%,
07/20/34
(b)(c)
............... 2,690 2,368,589
Gracie Point International Funding
(b)(c)
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 1.40%), 5.52%,
11/01/23 ............... 1,320 1,315,493
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 2.40%), 6.52%,
11/01/23 ............... 1,729 1,720,145
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2022-2A, Class A, (SOFR 30
Day Average + 2.75%), 6.48%,
07/01/24 ............... USD 21,046 $ 21,049,092
Series 2022-2A, Class B, (SOFR 30
Day Average + 3.35%), 7.08%,
07/01/24 ............... 8,470 8,471,240
Series 2022-3A, Class A, (SOFR 30
Day Average + 3.25%), 6.95%,
11/01/24 ............... 13,085 13,095,692
Great Lakes CLO V Ltd., Series 2021-
5A, Class A, (LIBOR USD 3 Month +
1.70%), 5.78%, 04/15/33
(b)(c)
.... 6,500 6,233,739
Greystone CRE Notes Ltd., Series
2021-FL3, Class A, (LIBOR USD 1
Month + 1.02%), 5.34%, 07/15/39
(b)(c)
3,230 3,075,011
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (LIBOR USD 3 Month
+ 2.10%), 6.47%, 07/28/31
(b)(c)
... 500 483,054
Gulf Stream Meridian 1 Ltd.
(b)(c)
Series 2020-IA, Class A1, (LIBOR
USD 3 Month + 1.37%), 5.45%,
04/15/33 ............... 5,250 5,141,576
Series 2020-IA, Class B, (LIBOR
USD 3 Month + 2.00%), 6.08%,
04/15/33 ............... 250 240,959
Gulf Stream Meridian 3 Ltd., Series
2021-IIIA, Class A1, (LIBOR USD 3
Month + 1.32%), 5.40%, 04/15/34
(b)(c)
1,000 976,843
Gulf Stream Meridian 4 Ltd.
(b)(c)
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 1.20%), 5.28%,
07/15/34 ............... 7,500 7,303,418
Series 2021-4A, Class A2, (LIBOR
USD 3 Month + 1.85%), 5.93%,
07/15/34 ............... 1,000 962,577
Gulf Stream Meridian 5 Ltd., Series
2021-5A, Class A2, (LIBOR USD 3
Month + 1.80%), 5.88%, 07/15/34
(b)(c)
3,250 3,139,228
Gulf Stream Meridian 6 Ltd., Series
2021-6A, Class A1, (LIBOR USD 3
Month + 1.19%), 5.27%, 01/15/37
(b)(c)
1,000 968,754
Gulf Stream Meridian 7 Ltd., Series
2022-7A, Class A1, (3 Month CME
Term SOFR + 1.36%), 5.22%,
07/15/35
(b)(c)
............... 10,000 9,652,256
Harbor Park CLO 18-1 Ltd., Series
2018-1A, Class E, (LIBOR USD 3
Month + 5.60%), 9.84%, 01/20/31
(b)(c)
1,500 1,287,786
Highbridge Loan Management Ltd.
(b)(c)
Series 12A-18, Class A1B, (LIBOR
USD 3 Month + 1.25%), 5.44%,
07/18/31 ............... 930 895,450
Series 3A-2014, Class A1R, (LIBOR
USD 3 Month + 1.18%), 5.37%,
07/18/29 ............... 988 979,641
Series 7A-2015, Class BR, (LIBOR
USD 3 Month + 1.18%), 5.79%,
03/15/27 ............... 580 569,366
Series 7A-2015, Class CR, (LIBOR
USD 3 Month + 1.70%), 6.31%,
03/15/27 ............... 1,670 1,617,064
HPS Loan Management Ltd., Series
6A-2015, Class A1R, (LIBOR USD 3
Month + 1.00%), 5.53%, 02/05/31
(b)(c)
10,821 10,698,827

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
KKR CLO 10 Ltd., Series 10, Class BR,
(LIBOR USD 3 Month + 1.70%),
6.47%, 09/15/29
(b)(c)
.......... USD 3,000 $ 2,938,433
KKR CLO 13 Ltd., Series 13, Class
A1R, (LIBOR USD 3 Month +
0.80%), 4.88%, 01/16/28
(b)(c)
.... 593 588,261
LCM 26 Ltd., Series 26A, Class D,
(LIBOR USD 3 Month + 2.50%),
6.74%, 01/20/31
(b)(c)
.......... 400 325,942
LCM XIII LP, Series 13A, Class AR3,
(LIBOR USD 3 Month + 0.87%),
5.10%, 07/19/27
(b)(c)
.......... 2,813 2,780,789
LCM XIV LP, Series 14A, Class AR,
(LIBOR USD 3 Month + 1.04%),
5.28%, 07/20/31
(b)(c)
.......... 750 738,554
LCM XVIII LP, Series 18A, Class A1R,
(LIBOR USD 3 Month + 1.02%),
5.26%, 04/20/31
(b)(c)
.......... 9,000 8,858,928
LCM XX LP, Series 20A, Class BR,
(LIBOR USD 3 Month + 1.55%),
5.79%, 10/20/27
(b)(c)
.......... 5,000 4,934,437
LCM XXI LP
(b)(c)
Series 21A, Class AR, (LIBOR
USD 3 Month + 0.88%), 5.12%,
04/20/28 ............... 2,959 2,928,516
Series 21A, Class BR, (LIBOR
USD 3 Month + 1.40%), 5.64%,
04/20/28 ............... 250 246,959
LCM XXIV Ltd., Series 24A, Class AR,
(LIBOR USD 3 Month + 0.98%),
5.22%, 03/20/30
(b)(c)
.......... 973 960,636
LoanCore Issuer Ltd., Series
2022-CRE7, Class A, (SOFR 30
Day Average + 1.55%), 5.36%,
01/17/37
(b)(c)
............... 6,215 6,016,226
Loanpal Solar Loan Ltd.
(b)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,894 3,226,611
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 9,284 7,060,651
Longfellow Place CLO Ltd., Series
2013-1A, Class BR3, (LIBOR USD 3
Month + 1.75%), 5.83%, 04/15/29
(b)(c)
7,000 6,920,074
Madison Park Funding XI Ltd., Series
2013-11A, Class AR2, (LIBOR
USD 3 Month + 0.90%), 5.22%,
07/23/29
(b)(c)
............... 7,098 7,004,283
Madison Park Funding XIII Ltd.
(b)(c)
Series 2014-13A, Class AR2,
(LIBOR USD 3 Month + 0.95%),
5.18%, 04/19/30 .......... 283 280,009
Series 2014-13A, Class BR2,
(LIBOR USD 3 Month + 1.50%),
5.73%, 04/19/30 .......... 5,000 4,897,476
Madison Park Funding XIX Ltd.
(b)(c)
Series 2015-19A, Class A1R2,
(LIBOR USD 3 Month + 0.92%),
5.24%, 01/22/28 .......... 9,178 9,084,493
Series 2015-19A, Class A2R2,
(LIBOR USD 3 Month + 1.50%),
5.82%, 01/22/28 .......... 5,000 4,894,495
Madison Park Funding XLI Ltd.
(b)(c)
Series 12A, Class AR, (LIBOR
USD 3 Month + 0.83%), 5.15%,
04/22/27 ............... 24,333 24,022,222
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 12A, Class CR, (LIBOR
USD 3 Month + 1.65%), 5.97%,
04/22/27 ............... USD 4,365 $ 4,206,797
Madison Park Funding XLII Ltd.
(b)(c)
Series 13A, Class A1, (LIBOR
USD 3 Month + 1.18%), 5.50%,
11/21/30 ............... 1,000 992,258
Series 13A, Class C, (LIBOR USD 3
Month + 1.80%), 6.12%, 11/21/30 6,000 5,651,191
Madison Park Funding XLII, Ltd., Series
13A, Class A2, (LIBOR USD 3
Month + 1.25%), 5.57%, 11/21/30
(b)(c)
1,000 968,352
Madison Park Funding XLIX Ltd., Series
2021-49A, Class E, (LIBOR USD 3
Month + 6.25%), 10.48%, 10/19/34
(b)
(c)
...................... 2,750 2,458,916
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(b)(c)
............... 2,000 1,576,192
Madison Park Funding XVII Ltd., Series
2015-17A, Class AR2, (LIBOR
USD 3 Month + 1.00%), 5.28%,
07/21/30
(b)(c)
............... 991 977,994
Madison Park Funding XVIII Ltd., Series
2015-18A, Class ARR, (LIBOR
USD 3 Month + 0.94%), 5.22%,
10/21/30
(b)(c)
............... 52,250 51,522,670
Madison Park Funding XXII Ltd., Series
2016-22A, Class A1R, (LIBOR
USD 3 Month + 1.26%), 5.34%,
01/15/33
(b)(c)
............... 3,600 3,506,451
Madison Park Funding XXIII Ltd.
(b)(c)
Series 2017-23A, Class AR, (LIBOR
USD 3 Month + 0.97%), 5.33%,
07/27/31 ............... 12,500 12,348,994
Series 2017-23A, Class CR, (LIBOR
USD 3 Month + 2.00%), 6.36%,
07/27/31 ............... 3,000 2,860,451
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR, (3
Month CME Term SOFR + 2.01%),
5.97%, 10/20/29
(b)(c)
.......... 7,250 7,080,329
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class E, (LIBOR
USD 3 Month + 5.70%), 9.89%,
10/18/30
(b)(c)
............... 1,750 1,578,533
Madison Park Funding XXV Ltd.
(b)(c)
Series 2017-25A, Class A1R,
(LIBOR USD 3 Month + 0.97%),
5.33%, 04/25/29 .......... 8,623 8,498,124
Series 2017-25A, Class A2R,
(LIBOR USD 3 Month + 1.65%),
6.01%, 04/25/29 .......... 6,500 6,309,634
Madison Park Funding XXVI Ltd.,
Series 2017-26A, Class AR, (LIBOR
USD 3 Month + 1.20%), 5.61%,
07/29/30
(b)(c)
............... 3,000 2,979,656
Madison Park Funding XXVII Ltd.
(b)(c)
Series 2018-27A, Class A1A,
(LIBOR USD 3 Month + 1.03%),
5.27%, 04/20/30 .......... 1,900 1,878,019
Series 2018-27A, Class C, (LIBOR
USD 3 Month + 2.60%), 6.84%,
04/20/30 ............... 2,125 1,975,807

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXX Ltd.
(c)
Series 2018-30A, Class A, (LIBOR
USD 3 Month + 0.75%), 4.83%,
04/15/29
(b)
.............. USD 6,507 $ 6,424,366
Series 2018-30A, Class E, (LIBOR
USD 3 Month + 4.95%), 9.03%,
04/15/29
(b)
.............. 2,050 1,851,341
Series 2018-30X, Class E, (LIBOR
USD 3 Month + 4.95%), 9.03%,
04/15/29
(d)
.............. 1,000 903,093
Madison Park Funding XXXI Ltd.,
Series 2018-31A, Class D, (LIBOR
USD 3 Month + 3.00%), 7.32%,
01/23/31
(b)(c)
............... 5,500 5,177,016
Madison Park Funding XXXIII Ltd.,
Series 2019-33A, Class BR, (3
Month CME Term SOFR + 1.80%),
5.66%, 10/15/32
(b)(c)
.......... 15,500 14,927,912
Madison Park Funding XXXIV Ltd.
(b)(c)
Series 2019-34A, Class AR, (LIBOR
USD 3 Month + 1.12%), 5.48%,
04/25/32 ............... 250 245,887
Series 2019-34A, Class DR, (LIBOR
USD 3 Month + 3.35%), 7.71%,
04/25/32 ............... 250 238,349
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class A1R,
(LIBOR USD 3 Month + 0.99%),
5.23%, 04/20/32
(b)(c)
.......... 20,000 19,641,314
Madison Park Funding XXXVIII Ltd.
(b)(c)
Series 2021-38A, Class A, (LIBOR
USD 3 Month + 1.12%), 5.20%,
07/17/34 ............... 2,750 2,676,197
Series 2021-38A, Class C, (LIBOR
USD 3 Month + 1.90%), 5.98%,
07/17/34 ............... 250 230,991
Series 2021-38A, Class E, (LIBOR
USD 3 Month + 6.00%), 10.08%,
07/17/34 ............... 1,500 1,302,880
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (LIBOR USD 3
Month + 3.65%), 7.97%, 01/22/35
(b)(c)
500 455,616
Mariner CLO LLC
(b)(c)
Series 2016-3A, Class AR2, (LIBOR
USD 3 Month + 0.99%), 5.31%,
07/23/29 ............... 190 187,854
Series 2016-3A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 5.82%,
07/23/29 ............... 5,250 5,135,898
Series 2016-3A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 6.37%,
07/23/29 ............... 23,000 21,975,228
Series 2016-3A, Class DR2, (LIBOR
USD 3 Month + 2.90%), 7.22%,
07/23/29 ............... 3,750 3,283,049
MF1 Ltd., Series 2021-FL7, Class A,
(LIBOR USD 1 Month + 1.08%),
5.42%, 10/16/36
(b)(c)
.......... 1,918 1,835,254
Myers Park CLO Ltd.
(b)(c)
Series 2018-1A, Class B1, (LIBOR
USD 3 Month + 1.60%), 5.84%,
10/20/30 ............... 250 241,504
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.05%), 6.29%,
10/20/30 ............... 1,000 952,978
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2,
(LIBOR USD 3 Month + 1.03%),
5.40%, 01/28/30
(b)(c)
.......... USD 1,950 $ 1,924,468
Neuberger Berman CLO XV, Series
2013-15A, Class A1R2, (LIBOR
USD 3 Month + 0.92%), 5.00%,
10/15/29
(b)(c)
............... 16,000 15,786,091
Neuberger Berman CLO XVII Ltd.
(b)(c)
Series 2014-17A, Class AR2,
(LIBOR USD 3 Month + 1.03%),
5.35%, 04/22/29 .......... 12,198 12,043,331
Series 2014-17A, Class CR2,
(LIBOR USD 3 Month + 2.00%),
6.32%, 04/22/29 .......... 5,350 5,094,216
Series 2014-17A, Class DR2A,
(LIBOR USD 3 Month + 2.80%),
7.12%, 04/22/29 .......... 1,500 1,339,387
Neuberger Berman CLO XX Ltd.
(b)(c)
Series 2015-20A, Class ARR,
(LIBOR USD 3 Month + 1.16%),
5.24%, 07/15/34 .......... 439 427,249
Series 2015-20A, Class BRR,
(LIBOR USD 3 Month + 1.65%),
5.73%, 07/15/34 .......... 500 477,235
Neuberger Berman CLO XXII Ltd.
(b)(c)
Series 2016-22A, Class BR, (LIBOR
USD 3 Month + 1.65%), 5.73%,
10/17/30 ............... 400 388,125
Series 2016-22A, Class CR, (LIBOR
USD 3 Month + 2.20%), 6.28%,
10/17/30 ............... 250 238,104
Neuberger Berman Loan Advisers CLO
26 Ltd., Series 2017-26A, Class AR,
(LIBOR USD 3 Month + 0.92%),
5.11%, 10/18/30
(b)(c)
.......... 1,900 1,868,532
Neuberger Berman Loan Advisers CLO
32 Ltd., Series 2019-32A, Class ER,
(LIBOR USD 3 Month + 6.10%),
10.33%, 01/20/32
(b)(c)
......... 425 382,079
Neuberger Berman Loan Advisers CLO
34 Ltd., Series 2019-34A, Class
BR, (3 Month CME Term SOFR +
1.75%), 5.71%, 01/20/35
(b)(c)
.... 3,400 3,266,942
Neuberger Berman Loan Advisers CLO
35 Ltd., Series 2019-35A, Class C,
(LIBOR USD 3 Month + 2.60%),
6.83%, 01/19/33
(b)(c)
.......... 500 481,591
Neuberger Berman Loan Advisers CLO
39 Ltd., Series 2020-39A, Class E,
(LIBOR USD 3 Month + 7.20%),
11.44%, 01/20/32
(b)(c)
......... 250 230,446
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class B,
(LIBOR USD 3 Month + 1.65%),
5.89%, 01/20/36
(b)(c)
.......... 750 712,336
Niagara Park CLO Ltd., Series 2019-
1A, Class AR, (LIBOR USD 3 Month
+ 1.00%), 5.08%, 07/17/32
(b)(c)
... 6,000 5,880,808
OCP CLO Ltd.
(b)
Series 2013-4A, Class A2RR,
(LIBOR USD 3 Month + 1.45%),
5.77%, 04/24/29
(c)
......... 5,250 5,145,494
Series 2013-4A, Class BRR, (LIBOR
USD 3 Month + 1.90%), 6.22%,
04/24/29
(c)
.............. 19,500 18,876,979

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-4A, Class CRR, (LIBOR
USD 3 Month + 3.00%), 7.32%,
04/24/29
(c)
.............. USD 12,000 $ 11,434,928
Series 2013-4A, Class DR, (LIBOR
USD 3 Month + 6.77%), 11.09%,
04/24/29
(c)
.............. 1,379 1,250,583
Series 2014-5A, Class A1R, (LIBOR
USD 3 Month + 1.08%), 5.41%,
04/26/31
(c)
.............. 1,410 1,391,361
Series 2014-5A, Class CR, (LIBOR
USD 3 Month + 2.90%), 7.23%,
04/26/31
(c)
.............. 1,430 1,263,810
Series 2014-7A, Class A2RR,
(LIBOR USD 3 Month + 1.65%),
5.89%, 07/20/29
(c)
......... 1,600 1,560,435
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,441,921
Series 2015-9A, Class BR2, (3
Month CME Term SOFR +
1.75%), 5.61%, 01/15/33
(c)
... 10,250 9,839,595
Series 2017-13A, Class A1AR,
(LIBOR USD 3 Month + 0.96%),
5.04%, 07/15/30
(c)
......... 7,500 7,401,303
Series 2017-14A, Class B, (LIBOR
USD 3 Month + 1.95%), 6.63%,
11/20/30
(c)
.............. 1,200 1,139,865
Series 2019-16A, Class AR, (LIBOR
USD 3 Month + 1.00%), 4.91%,
04/10/33
(c)
.............. 500 490,258
Series 2019-16A, Class DR, (LIBOR
USD 3 Month + 3.15%), 7.06%,
04/10/33
(c)
.............. 2,200 2,014,477
Series 2019-17A, Class A1R,
(LIBOR USD 3 Month + 1.04%),
5.28%, 07/20/32
(c)
......... 4,500 4,402,589
Series 2020-18A, Class AR, (LIBOR
USD 3 Month + 1.09%), 5.33%,
07/20/32
(c)
.............. 1,000 978,549
Series 2020-18A, Class DR, (LIBOR
USD 3 Month + 3.20%), 7.44%,
07/20/32
(c)
.............. 4,750 4,453,983
Series 2020-20A, Class D1, (LIBOR
USD 3 Month + 3.95%), 7.86%,
10/09/33
(c)
.............. 2,500 2,374,687
Series 2020-20A, Class E, (LIBOR
USD 3 Month + 7.66%), 11.57%,
10/09/33
(c)
.............. 1,500 1,400,695
Series 2022-25A, Class E1, (3
Month CME Term SOFR +
6.15%), 9.63%, 07/20/35
(c)
... 1,500 1,335,117
Octagon Investment Partners 18-R
Ltd., Series 2018-18A, Class A1A,
(LIBOR USD 3 Month + 0.96%),
5.04%, 04/16/31
(b)(c)
.......... 9,026 8,901,728
Octagon Investment Partners 30 Ltd.,
Series 2017-1A, Class A1R, (LIBOR
USD 3 Month + 1.00%), 5.24%,
03/17/30
(b)(c)
............... 1,000 985,602
Octagon Investment Partners 32 Ltd.,
Series 2017-1A, Class A1R, (LIBOR
USD 3 Month + 0.95%), 5.03%,
07/15/29
(b)(c)
............... 4,483 4,428,380
Octagon Investment Partners 33 Ltd.,
Series 2017-1A, Class A1, (LIBOR
USD 3 Month + 1.19%), 5.43%,
01/20/31
(b)(c)
............... 1,750 1,728,762
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (LIBOR
USD 3 Month + 1.06%), 5.30%,
01/20/31
(b)(c)
............... USD 1,945 $ 1,920,506
Octagon Investment Partners 36 Ltd.,
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 0.97%), 5.05%,
04/15/31
(b)(c)
............... 55,250 54,423,062
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (LIBOR
USD 3 Month + 1.58%), 5.94%,
07/25/30
(b)(c)
............... 1,000 962,207
Octagon Investment Partners 49 Ltd.,
Series 2020-5A, Class E, (LIBOR
USD 3 Month + 6.75%), 10.83%,
01/15/33
(b)(c)
............... 750 686,364
Octagon Investment Partners XIV
Ltd., Series 2012-1A, Class AARR,
(LIBOR USD 3 Month + 0.95%),
5.03%, 07/15/29
(b)(c)
.......... 6,715 6,650,293
Octagon Investment Partners XV
Ltd.
(b)(c)
Series 2013-1A, Class A1RR,
(LIBOR USD 3 Month + 0.97%),
5.20%, 07/19/30 .......... 14,050 13,867,047
Series 2013-1A, Class A2R, (LIBOR
USD 3 Month + 1.35%), 5.58%,
07/19/30 ............... 1,000 972,743
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (LIBOR
USD 3 Month + 1.02%), 5.10%,
07/17/30
(b)(c)
............... 3,000 2,950,924
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (LIBOR USD 3
Month + 1.70%), 6.37%, 11/18/31
(b)(c)
250 240,903
OHA Credit Funding 2 Ltd., Series
2019-2A, Class AR, (LIBOR USD 3
Month + 1.15%), 5.43%, 04/21/34
(b)(c)
4,500 4,394,660
OHA Credit Funding 3 Ltd., Series
2019-3A, Class BR, (LIBOR USD 3
Month + 1.65%), 5.89%, 07/02/35
(b)(c)
250 239,158
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR, (LIBOR USD 3
Month + 1.15%), 5.47%, 10/22/36
(b)(c)
500 483,414
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR, (LIBOR USD 3
Month + 1.14%), 5.38%, 07/20/34
(b)(c)
1,000 965,376
OHA Credit Partners XI Ltd., Series
2015-11A, Class CR, (LIBOR USD 3
Month + 2.15%), 6.39%, 01/20/32
(b)(c)
300 286,270
OHA Credit Partners XIII Ltd., Series
2016-13A, Class BR, (LIBOR USD 3
Month + 1.70%), 5.98%, 10/25/34
(b)(c)
750 718,186
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (LIBOR USD 3 Month
+ 1.04%), 5.73%, 05/23/31
(b)(c)
... 14,402 14,177,902
OSD CLO Ltd., Series 2021-23A, Class
E, (LIBOR USD 3 Month + 6.00%),
10.08%, 04/17/31
(b)(c)
......... 500 444,802
Owl Rock CLO VI Ltd., Series 2021-6A,
Class A, (LIBOR USD 3 Month +
1.45%), 6.20%, 06/21/32
(b)(c)
.... 1,500 1,454,258
OZLM Funding IV Ltd.
(b)(c)
Series 2013-4A, Class A1R, (LIBOR
USD 3 Month + 1.25%), 5.57%,
10/22/30 ............... 981 966,999

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-4A, Class A2R, (LIBOR
USD 3 Month + 1.70%), 6.02%,
10/22/30 ............... USD 960 $ 935,022
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(b)(c)
...... 3,200 226,515
OZLM VII Ltd., Series 2014-7RA,
Class A1R, (LIBOR USD 3 Month +
1.01%), 5.09%, 07/17/29
(b)(c)
.... 44,480 43,927,503
OZLM VIII Ltd.
(b)(c)
Series 2014-8A, Class A2R3,
(LIBOR USD 3 Month + 1.65%),
5.73%, 10/17/29 .......... 3,815 3,710,806
Series 2014-8A, Class CRR, (LIBOR
USD 3 Month + 3.15%), 7.23%,
10/17/29 ............... 1,835 1,688,732
OZLM XX Ltd., Series 2018-20A, Class
A2, (LIBOR USD 3 Month + 1.65%),
5.89%, 04/20/31
(b)(c)
.......... 250 237,003
Palmer Square CLO Ltd.
(b)(c)
Series 2013-2A, Class A2R3,
(LIBOR USD 3 Month + 1.50%),
5.73%, 10/17/31 .......... 1,250 1,205,855
Series 2014-1A, Class A1R2,
(LIBOR USD 3 Month + 1.13%),
5.21%, 01/17/31 .......... 2,320 2,296,628
Series 2015-1A, Class A2R4,
(LIBOR USD 3 Month + 1.70%),
6.38%, 05/21/34 .......... 2,500 2,381,399
Series 2015-2A, Class CR2, (LIBOR
USD 3 Month + 2.75%), 6.99%,
07/20/30 ............... 500 460,520
Series 2018-1A, Class A1, (LIBOR
USD 3 Month + 1.03%), 5.22%,
04/18/31 ............... 6,260 6,156,010
Series 2018-2A, Class D, (LIBOR
USD 3 Month + 5.60%), 9.68%,
07/16/31 ............... 750 671,826
Series 2020-3A, Class A2R, (LIBOR
USD 3 Month + 1.60%), 6.21%,
11/15/31 ............... 2,040 1,973,427
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 6.35%), 10.43%,
07/15/34 ............... 250 222,411
Series 2021-3A, Class A1, (LIBOR
USD 3 Month + 1.15%), 5.23%,
01/15/35 ............... 250 242,100
Palmer Square Loan Funding Ltd.
(b)(c)
Series 2018-5A, Class SUB, 0.00%,
01/20/27 ............... 4,750 475
Series 2020-1A, Class A1, (LIBOR
USD 3 Month + 0.80%), 5.48%,
02/20/28 ............... 1,164 1,153,927
Series 2020-1A, Class A2, (LIBOR
USD 3 Month + 1.35%), 6.03%,
02/20/28 ............... 7,600 7,383,830
Series 2020-1A, Class C, (LIBOR
USD 3 Month + 2.50%), 7.18%,
02/20/28 ............... 4,150 4,051,220
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.85%), 9.53%,
02/20/28 ............... 600 573,817
Series 2020-4A, Class B, (LIBOR
USD 3 Month + 2.30%), 7.06%,
11/25/28 ............... 7,500 7,325,995
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-4A, Class C, (LIBOR
USD 3 Month + 3.60%), 8.36%,
11/25/28 ............... USD 3,000 $ 2,857,959
Series 2020-4A, Class D, (LIBOR
USD 3 Month + 7.05%), 11.81%,
11/25/28 ............... 2,500 2,436,494
Series 2020-4A, Class E, (LIBOR
USD 3 Month + 8.57%), 13.33%,
11/25/28 ............... 1,000 960,704
Series 2021-1A, Class A1, (LIBOR
USD 3 Month + 0.90%), 5.14%,
04/20/29 ............... 8,350 8,258,429
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.00%), 10.24%,
04/20/29 ............... 3,000 2,717,735
Series 2021-2A, Class A2, (LIBOR
USD 3 Month + 1.25%), 5.93%,
05/20/29 ............... 11,750 11,314,793
Series 2021-2A, Class D, (LIBOR
USD 3 Month + 5.00%), 9.68%,
05/20/29 ............... 500 440,112
Series 2021-3A, Class A1, (LIBOR
USD 3 Month + 0.80%), 5.04%,
07/20/29 ............... 18,065 17,808,396
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.50%), 6.74%,
07/20/29 ............... 5,250 4,788,632
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 5.00%), 9.24%,
07/20/29 ............... 4,875 4,378,656
Series 2021-4A, Class A1, (LIBOR
USD 3 Month + 0.80%), 4.88%,
10/15/29 ............... 1,897 1,868,043
Series 2021-4A, Class B, (LIBOR
USD 3 Month + 1.75%), 5.83%,
10/15/29 ............... 500 471,095
Series 2021-4A, Class C, (LIBOR
USD 3 Month + 2.60%), 6.68%,
10/15/29 ............... 2,000 1,805,997
Series 2021-4A, Class D, (LIBOR
USD 3 Month + 5.00%), 9.08%,
10/15/29 ............... 10,000 8,659,288
Series 2021-4A, Class E, (LIBOR
USD 3 Month + 7.51%), 11.59%,
10/15/29 ............... 2,000 1,884,218
Series 2022-2A, Class A2, (3 Month
CME Term SOFR + 1.90%),
5.76%, 10/15/30 .......... 25,000 24,336,962
Series 2022-2A, Class B, (3 Month
CME Term SOFR + 2.20%),
6.06%, 10/15/30 .......... 10,500 10,017,426
Series 2022-2A, Class C, (3 Month
CME Term SOFR + 3.10%),
6.96%, 10/15/30 .......... 6,000 5,617,805
Series 2022-2A, Class D, (3 Month
CME Term SOFR + 6.20%),
10.06%, 10/15/30 ......... 11,500 10,522,525
Parallel Ltd., Series 2015-1A, Class
C1R, (LIBOR USD 3 Month +
1.75%), 5.99%, 07/20/27
(b)(c)
.... 1,670 1,640,271
Park Avenue Institutional Advisers CLO
Ltd.
(b)(c)
Series 2019-1A, Class A1, (LIBOR
USD 3 Month + 1.48%), 6.09%,
05/15/32 ............... 500 491,956

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 7.30%), 11.54%,
01/20/34 ............... USD 2,300 $ 2,055,931
Pikes Peak CLO 1, Series 2018-1A,
Class A, (LIBOR USD 3 Month +
1.18%), 5.50%, 07/24/31
(b)(c)
.... 250 246,964
Pikes Peak CLO 11, Series 2022-11A,
Class A1, (3 Month CME Term
SOFR + 1.95%), 4.13%, 07/25/34
(b)(c)
11,000 10,737,522
Pikes Peak CLO 4, Series 2019-4A,
Class DR, (LIBOR USD 3 Month +
3.25%), 7.33%, 07/15/34
(b)(c)
.... 375 347,145
Pikes Peak CLO 6, Series 2020-6A,
Class ER2, (LIBOR USD 3 Month +
6.43%), 11.10%, 05/18/34
(b)(c)
.... 500 433,297
Post CLO Ltd.
(b)(c)
Series 2018-1A, Class D, (LIBOR
USD 3 Month + 2.95%), 7.03%,
04/16/31 ............... 2,250 2,086,677
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.45%), 10.53%,
10/15/34 ............... 750 659,799
PPM CLO 2 Ltd., Series 2019-2A, Class
DR, (LIBOR USD 3 Month + 3.40%),
7.63%, 04/16/32
(b)(c)
.......... 1,250 1,145,166
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (LIBOR USD 3
Month + 0.94%), 5.02%, 10/15/30
(b)(c)
5,000 4,920,487
Rad CLO 1 Ltd., Series 2018-1A, Class
AR, (LIBOR USD 3 Month + 0.98%),
5.06%, 07/15/31
(b)(c)
.......... 6,700 6,594,206
Rad CLO 17 Ltd., Series 2022-17A,
Class E, (3 Month CME Term SOFR
+ 8.30%), 12.26%, 10/20/35
(b)(c)
.. 500 472,943
Rad CLO 3 Ltd.
(b)(c)
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.55%), 5.63%,
04/15/32 ............... 400 385,597
Series 2019-3A, Class CR, (LIBOR
USD 3 Month + 1.85%), 5.93%,
04/15/32 ............... 700 656,604
Series 2019-3A, Class DR, (LIBOR
USD 3 Month + 2.75%), 6.83%,
04/15/32 ............... 750 690,104
Rad CLO 4 Ltd.
(b)(c)
Series 2019-4A, Class C, (LIBOR
USD 3 Month + 2.80%), 7.16%,
04/25/32 ............... 1,425 1,376,612
Series 2019-4A, Class D, (LIBOR
USD 3 Month + 3.85%), 8.21%,
04/25/32 ............... 2,000 1,821,406
Rad CLO 5 Ltd., Series 2019-5A, Class
DR, (LIBOR USD 3 Month + 3.15%),
7.47%, 07/24/32
(b)(c)
.......... 250 231,966
Rad CLO 7 Ltd., Series 2020-7A, Class
A1, (LIBOR USD 3 Month + 1.20%),
5.28%, 04/17/33
(b)(c)
.......... 250 245,805
Rad CLO 9 Ltd.
(b)(c)
Series 2020-9A, Class B1, (LIBOR
USD 3 Month + 1.90%), 5.98%,
01/15/34 ............... 500 480,238
Series 2020-9A, Class E, (LIBOR
USD 3 Month + 7.59%), 11.67%,
01/15/34 ............... 3,000 2,798,542
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta IX Funding Ltd.
(b)(c)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.80%), 5.88%,
04/17/30 ............... USD 1,250 $ 1,216,911
Series 2017-1A, Class C, (LIBOR
USD 3 Month + 2.45%), 6.53%,
04/17/30 ............... 2,320 2,243,641
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (LIBOR USD 3
Month + 3.10%), 7.34%, 04/20/34
(b)(c)
3,000 2,809,167
Regatta VII Funding Ltd.
(b)(c)
Series 2016-1A, Class A1R2,
(LIBOR USD 3 Month + 1.15%),
5.90%, 06/20/34 .......... 1,300 1,271,745
Series 2016-1A, Class BR2, (LIBOR
USD 3 Month + 1.60%), 6.35%,
06/20/34 ............... 250 239,151
Regatta VIII Funding Ltd.
(b)(c)
Series 2017-1A, Class B, (LIBOR
USD 3 Month + 1.70%), 5.78%,
10/17/30 ............... 5,020 4,871,218
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.20%), 7.28%,
10/17/30 ............... 840 780,474
Regatta XI Funding Ltd., Series 2018-
1A, Class A, (LIBOR USD 3 Month +
1.07%), 5.15%, 07/17/31
(b)(c)
.... 3,250 3,192,415
Regatta XIII Funding Ltd., Series 2018-
2A, Class C, (LIBOR USD 3 Month +
3.10%), 7.18%, 07/15/31
(b)(c)
.... 625 581,903
Regatta XIV Funding Ltd., Series 2018-
3A, Class A, (LIBOR USD 3 Month +
1.19%), 5.55%, 10/25/31
(b)(c)
.... 1,400 1,373,809
Regatta XVI Funding Ltd., Series 2019-
2A, Class B, (LIBOR USD 3 Month +
2.05%), 6.13%, 01/15/33
(b)(c)
.... 250 240,729
Regatta XVII Funding Ltd.
(b)(c)
Series 2020-1A, Class D, (LIBOR
USD 3 Month + 4.15%), 8.23%,
10/15/33 ............... 600 588,642
Series 2020-1A, Class E, (LIBOR
USD 3 Month + 7.61%), 11.69%,
10/15/33 ............... 500 456,546
Regatta XXIV Funding Ltd., Series
2021-5A, Class D, (LIBOR USD 3
Month + 3.10%), 7.34%, 01/20/35
(b)(c)
500 461,635
Rockford Tower CLO Ltd.
(b)(c)
Series 2017-2A, Class CR, (LIBOR
USD 3 Month + 1.90%), 5.98%,
10/15/29 ............... 1,250 1,192,026
Series 2017-2A, Class DR, (LIBOR
USD 3 Month + 2.85%), 6.93%,
10/15/29 ............... 5,360 4,950,390
Series 2017-3A, Class A, (LIBOR
USD 3 Month + 1.19%), 5.43%,
10/20/30 ............... 11,725 11,560,858
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 802,375
Series 2018-1A, Class A, (LIBOR
USD 3 Month + 1.10%), 5.78%,
05/20/31 ............... 1,000 984,692
Series 2018-1A, Class B, (LIBOR
USD 3 Month + 1.72%), 6.40%,
05/20/31 ............... 250 239,751
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 665,708

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2018-2A, Class A, (LIBOR
USD 3 Month + 1.16%), 5.40%,
10/20/31 ............... USD 6,159 $ 6,046,628
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 734,904
Series 2021-1A, Class C, (LIBOR
USD 3 Month + 2.00%), 6.24%,
07/20/34 ............... 250 231,180
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(b)(c)
............... 5,000 3,062,000
Romark CLO II Ltd., Series 2018-2A,
Class A1, (LIBOR USD 3 Month +
1.18%), 5.53%, 07/25/31
(b)(c)
.... 7,000 6,852,488
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (LIBOR USD 3 Month +
3.20%), 7.11%, 07/10/34
(b)(c)
.... 3,500 3,094,303
Romark CLO Ltd., Series 2017-1A,
Class B, (LIBOR USD 3 Month +
2.15%), 6.47%, 10/23/30
(b)(c)
.... 1,650 1,576,160
Romark WM-R Ltd., Series 2018-1A,
Class A1, (LIBOR USD 3 Month +
1.03%), 5.27%, 04/20/31
(b)(c)
.... 17,986 17,653,558
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(b)(c)
...... 475 315,016
RR 3 Ltd., Series 2018-3A, Class A1R2,
(LIBOR USD 3 Month + 1.09%),
5.17%, 01/15/30
(b)(c)
.......... 500 494,415
RR 4 Ltd., Series 2018-4A, Class A2,
(LIBOR USD 3 Month + 1.55%),
5.63%, 04/15/30
(b)(c)
.......... 2,000 1,947,158
Seneca Park CLO Ltd., Series 2014-1A,
Class SUB, 0.00%, 07/17/26
(b)(c)
.. 2,000 15,800
Shackleton CLO Ltd., Series 2015-7RA,
Class C, (LIBOR USD 3 Month +
2.35%), 6.43%, 07/15/31
(b)(c)
.... 250 234,705
Signal Peak CLO 5 Ltd., Series 2018-
5A, Class A, (LIBOR USD 3 Month +
1.11%), 5.47%, 04/25/31
(b)(c)
.... 5,000 4,899,188
Silver Creek CLO Ltd.
(b)(c)
Series 2014-1A, Class AR, (LIBOR
USD 3 Month + 1.24%), 5.48%,
07/20/30 ............... 3,358 3,317,796
Series 2014-1A, Class DR, (LIBOR
USD 3 Month + 3.35%), 7.59%,
07/20/30 ............... 500 465,953
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (LIBOR USD 3 Month
+ 5.90%), 10.14%, 07/20/34
(b)(c)
.. 5,000 4,397,276
Sixth Street CLO XVI Ltd.
(b)(c)
Series 2020-16A, Class A1A,
(LIBOR USD 3 Month + 1.32%),
5.56%, 10/20/32 .......... 5,000 4,959,326
Series 2020-16A, Class E, (LIBOR
USD 3 Month + 7.32%), 11.56%,
10/20/32 ............... 4,113 3,821,305
Sixth Street CLO XVII Ltd., Series
2021-17A, Class E, (LIBOR USD 3
Month + 6.20%), 10.44%, 01/20/34
(b)
(c)
...................... 2,250 1,959,389
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (LIBOR USD 3
Month + 6.50%), 10.74%, 04/20/34
(b)
(c)
...................... 4,000 3,499,014
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (LIBOR USD 3
Month + 1.07%), 5.40%, 01/26/31
(b)(c)
USD 525 $ 518,974
Sound Point CLO XII Ltd.
(b)(c)
Series 2016-2A, Class AR2, (LIBOR
USD 3 Month + 1.05%), 5.29%,
10/20/28 ............... 4,958 4,921,054
Series 2016-2A, Class CR2, (LIBOR
USD 3 Month + 2.05%), 6.29%,
10/20/28 ............... 2,000 1,918,435
Sound Point CLO XV Ltd.
(b)(c)
Series 2017-1A, Class BR, (LIBOR
USD 3 Month + 1.50%), 5.82%,
01/23/29 ............... 2,000 1,960,397
Series 2017-1A, Class CR, (LIBOR
USD 3 Month + 2.05%), 6.37%,
01/23/29 ............... 3,350 3,229,156
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (LIBOR USD 3
Month + 3.50%), 7.86%, 04/25/34
(b)(c)
345 311,576
Steele Creek CLO Ltd., Series 2017-
1A, Class A, (LIBOR USD 3 Month +
1.25%), 5.33%, 10/15/30
(b)(c)
.... 420 412,681
Strata CLO I Ltd.
(b)(c)
Series 2018-1A, Class E, (LIBOR
USD 3 Month + 7.08%), 11.16%,
01/15/31 ............... 1,690 1,489,850
Series 2018-1A, Class USUB,
0.00%, 01/15/18 .......... 7,680 2,844,396
Stratus CLO Ltd.
(b)(c)
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 5.00%), 9.24%,
12/29/29 ............... 3,750 3,299,309
Series 2021-1A, Class SUB, 0.00%,
12/29/29 ............... 2,820 1,101,436
Series 2021-2A, Class E, (LIBOR
USD 3 Month + 5.75%), 9.99%,
12/28/29 ............... 1,250 1,122,186
Series 2021-3A, Class C, (LIBOR
USD 3 Month + 2.05%), 6.29%,
12/29/29 ............... 250 236,759
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 5.75%), 9.99%,
12/29/29 ............... 600 546,653
Symphony CLO XIV Ltd., Series 2014-
14A, Class B1RR, (LIBOR USD 3
Month + 1.70%), 5.71%, 07/14/26
(b)(c)
25,100 24,971,117
Symphony CLO XV Ltd., Series 2014-
15A, Class AR3, (LIBOR USD 3
Month + 1.08%), 5.16%, 01/17/32
(b)(c)
4,750 4,666,777
Symphony CLO XVI Ltd., Series
2015-16A, Class AR, (LIBOR USD 3
Month + 1.15%), 5.23%, 10/15/31
(b)(c)
300 294,600
Symphony CLO XXIII Ltd.
(b)(c)
Series 2020-23A, Class CR, (LIBOR
USD 3 Month + 2.00%), 6.08%,
01/15/34 ............... 510 483,754
Series 2020-23A, Class ER, (LIBOR
USD 3 Month + 6.15%), 10.23%,
01/15/34 ............... 510 465,393
Symphony Static CLO I Ltd., Series
2021-1A, Class C, (LIBOR USD 3
Month + 1.85%), 6.21%, 10/25/29
(b)(c)
1,500 1,405,854
TCI-Symphony CLO Ltd., Series 2017-
1A, Class AR, (LIBOR USD 3 Month
+ 0.93%), 5.01%, 07/15/30
(b)(c)
... 36,754 36,197,249

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
TIAA CLO III Ltd.
(b)(c)
Series 2017-2A, Class A, (LIBOR
USD 3 Month + 1.15%), 5.23%,
01/16/31 ............... USD 269 $ 263,251
Series 2017-2A, Class B, (LIBOR
USD 3 Month + 1.50%), 5.58%,
01/16/31 ............... 750 718,749
TICP CLO I-2 Ltd.
(b)(c)
Series 2018-IA, Class A1, (LIBOR
USD 3 Month + 0.83%), 5.16%,
04/26/28 ............... 19,173 19,055,836
Series 2018-IA, Class C, (LIBOR
USD 3 Month + 3.04%), 7.37%,
04/26/28 ............... 500 481,299
TICP CLO II-2 Ltd., Series 2018-IIA,
Class C, (LIBOR USD 3 Month +
2.95%), 7.19%, 04/20/28
(b)(c)
.... 590 568,603
TICP CLO III-2 Ltd., Series 2018-3R,
Class B, (LIBOR USD 3 Month +
1.35%), 5.59%, 04/20/28
(b)(c)
.... 500 492,294
TICP CLO IX Ltd.
(b)(c)
Series 2017-9A, Class A, (LIBOR
USD 3 Month + 1.14%), 5.38%,
01/20/31 ............... 3,000 2,967,305
Series 2017-9A, Class B, (LIBOR
USD 3 Month + 1.60%), 5.84%,
01/20/31 ............... 250 244,207
Series 2017-9A, Class D, (LIBOR
USD 3 Month + 2.90%), 7.14%,
01/20/31 ............... 500 474,596
TICP CLO V Ltd., Series 2016-5A,
Class DR, (LIBOR USD 3 Month +
3.15%), 7.23%, 07/17/31
(b)(c)
.... 250 232,507
TICP CLO VII Ltd., Series 2017-7A,
Class ER, (LIBOR USD 3 Month +
7.05%), 11.13%, 04/15/33
(b)(c)
.... 650 580,938
TICP CLO XI Ltd.
(b)(c)
Series 2018-11A, Class A, (LIBOR
USD 3 Month + 1.18%), 5.42%,
10/20/31 ............... 2,300 2,265,005
Series 2018-11A, Class B, (LIBOR
USD 3 Month + 1.73%), 5.97%,
10/20/31 ............... 2,000 1,950,060
Series 2018-11A, Class D, (LIBOR
USD 3 Month + 3.05%), 7.29%,
10/20/31 ............... 250 237,750
Series 2018-11A, Class E, (LIBOR
USD 3 Month + 6.00%), 10.24%,
10/20/31 ............... 1,425 1,295,225
TICP CLO XII Ltd.
(b)(c)
Series 2018-12A, Class AR, (LIBOR
USD 3 Month + 1.17%), 5.25%,
07/15/34 ............... 1,000 979,136
Series 2018-12A, Class ER, (LIBOR
USD 3 Month + 6.25%), 10.33%,
07/15/34 ............... 625 544,723
TICP CLO XIV Ltd., Series 2019-14A,
Class DR, (LIBOR USD 3 Month +
6.70%), 10.94%, 10/20/32
(b)(c)
.... 2,500 2,296,516
TICP CLO XV Ltd.
(b)(c)
Series 2020-15A, Class A, (LIBOR
USD 3 Month + 1.28%), 5.52%,
04/20/33 ............... 250 246,495
Series 2020-15A, Class E, (LIBOR
USD 3 Month + 6.15%), 10.39%,
04/20/33 ............... 500 452,590
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Trestles CLO III Ltd.
(b)(c)
Series 2020-3A, Class A1, (LIBOR
USD 3 Month + 1.33%), 5.57%,
01/20/33 ............... USD 4,750 $ 4,688,394
Series 2020-3A, Class B1, (LIBOR
USD 3 Month + 1.85%), 6.09%,
01/20/33 ............... 1,500 1,445,919
Series 2020-3A, Class E, (LIBOR
USD 3 Month + 6.50%), 10.74%,
01/20/33 ............... 2,250 1,918,420
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (LIBOR USD 3 Month +
1.17%), 5.45%, 07/21/34
(b)(c)
.... 1,000 971,163
Trestles CLO Ltd., Series 2017-1A,
Class CR, (LIBOR USD 3 Month +
2.90%), 7.26%, 04/25/32
(b)(c)
.... 1,500 1,393,915
TRESTLES CLO V Ltd., Series 2021-
5A, Class E, (LIBOR USD 3 Month +
6.35%), 10.59%, 10/20/34
(b)(c)
.... 4,250 3,668,859
Triaxx Prime CDO Ltd., Series 2006-1A,
Class A2, (LIBOR USD 3 Month +
0.45%), 5.21%, 03/03/39
(b)(c)
.... 50,060 258,505
Trimaran CAVU Ltd.
(b)(c)
Series 2019-1A, Class A2, (LIBOR
USD 3 Month + 1.90%), 6.14%,
07/20/32 ............... 1,250 1,185,447
Series 2019-1A, Class B, (LIBOR
USD 3 Month + 2.20%), 6.44%,
07/20/32 ............... 250 243,519
Series 2019-1A, Class C1, (LIBOR
USD 3 Month + 3.15%), 7.39%,
07/20/32 ............... 500 479,822
Series 2019-1A, Class E, (LIBOR
USD 3 Month + 7.04%), 11.28%,
07/20/32 ............... 1,250 1,118,538
Series 2019-2A, Class C, (LIBOR
USD 3 Month + 4.72%), 8.91%,
11/26/32 ............... 575 532,529
Series 2021-1A, Class E, (LIBOR
USD 3 Month + 6.50%), 10.82%,
04/23/32 ............... 2,000 1,790,151
Series 2021-2A, Class D1, (LIBOR
USD 3 Month + 3.25%), 7.61%,
10/25/34 ............... 1,550 1,405,053
Series 2022-2A, Class D, (3 Month
CME Term SOFR + 6.12%),
10.47%, 01/20/36 ......... 3,000 2,972,390
Series 2022-2A, Class E, (3 Month
CME Term SOFR + 8.81%),
13.16%, 01/20/36 ......... 3,500 3,318,253
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (LIBOR USD 3 Month +
1.40%), 5.59%, 10/18/31
(b)(c)
.... 900 871,191
Trinitas CLO XIV Ltd., Series 2020-14A,
Class C, (LIBOR USD 3 Month +
3.00%), 7.36%, 01/25/34
(b)(c)
.... 625 594,137
Voya CLO Ltd.
(b)(c)
Series 2013-1A, Class A1AR,
(LIBOR USD 3 Month + 1.21%),
5.29%, 10/15/30 .......... 4,730 4,676,710
Series 2014-1A, Class AAR2,
(3 Month CME Term SOFR +
1.25%), 5.18%, 04/18/31 .... 32,001 31,475,133
Series 2014-2A, Class A1RR,
(LIBOR USD 3 Month + 1.02%),
5.10%, 04/17/30 .......... 8,060 7,940,326

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2014-4A, Class BR2, (LIBOR
USD 3 Month + 2.09%), 6.10%,
07/14/31 ............... USD 1,200 $ 1,108,307
Series 2015-3A, Class A1R, (LIBOR
USD 3 Month + 1.19%), 5.43%,
10/20/31 ............... 2,500 2,458,751
Series 2016-1A, Class A1R, (3
Month CME Term SOFR +
1.33%), 5.29%, 01/20/31 .... 1,100 1,086,639
Series 2016-1A, Class CR, (3 Month
CME Term SOFR + 2.91%),
6.87%, 01/20/31 .......... 1,085 910,639
Series 2017-2A, Class A1R, (LIBOR
USD 3 Month + 0.98%), 5.06%,
06/07/30 ............... 557 550,398
Series 2017-2A, Class A2AR,
(LIBOR USD 3 Month + 1.65%),
5.73%, 06/07/30 .......... 750 727,129
Series 2017-4A, Class A1, (LIBOR
USD 3 Month + 1.13%), 5.21%,
10/15/30 ............... 3,750 3,703,440
Series 2017-4A, Class B, (LIBOR
USD 3 Month + 1.45%), 5.53%,
10/15/30 ............... 750 723,579
Series 2018-3A, Class A1A, (LIBOR
USD 3 Month + 1.15%), 5.23%,
10/15/31 ............... 300 296,005
Series 2019-1A, Class AR, (LIBOR
USD 3 Month + 1.06%), 5.14%,
04/15/31 ............... 3,300 3,248,461
Series 2019-2A, Class E, (LIBOR
USD 3 Month + 6.60%), 10.84%,
07/20/32 ............... 250 223,777
Series 2019-3A, Class BR, (LIBOR
USD 3 Month + 1.65%), 5.73%,
10/17/32 ............... 1,300 1,251,720
Series 2021-1A, Class X, (LIBOR
USD 3 Month + 0.75%), 4.83%,
07/15/34 ............... 1,100 1,096,382
Whitebox CLO I Ltd.
(b)(c)
Series 2019-1A, Class CR, (LIBOR
USD 3 Month + 3.05%), 7.37%,
07/24/32 ............... 8,780 8,161,080
Series 2019-1A, Class DR, (LIBOR
USD 3 Month + 6.40%), 10.72%,
07/24/32 ............... 5,050 4,574,886
Series 2019-1A, Class SUB, 0.00%,
07/24/32 ............... 4,300 2,235,570
Whitebox CLO II Ltd.
(b)(c)
Series 2020-2A, Class A1R, (LIBOR
USD 3 Month + 1.22%), 5.54%,
10/24/34 ............... 4,500 4,341,957
Series 2020-2A, Class BR, (LIBOR
USD 3 Month + 1.75%), 6.07%,
10/24/34 ............... 3,750 3,625,108
Series 2020-2A, Class DR, (LIBOR
USD 3 Month + 3.35%), 7.67%,
10/24/34 ............... 6,750 6,119,676
Series 2020-2A, Class ER, (LIBOR
USD 3 Month + 7.10%), 11.42%,
10/24/34 ............... 2,000 1,792,314
Whitebox CLO III Ltd.
(b)(c)
Series 2021-3A, Class D, (LIBOR
USD 3 Month + 3.35%), 7.43%,
10/15/34 ............... 5,750 5,378,295
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-3A, Class E, (LIBOR
USD 3 Month + 6.85%), 10.93%,
10/15/34 ............... USD 6,720 $ 6,103,061
York CLO 1 Ltd., Series 2014-1A,
Class CRR, (LIBOR USD 3 Month +
2.10%), 6.42%, 10/22/29
(b)(c)
.... 2,250 2,169,900
2,274,761,225
France — 0.0%
(c)(d)
FCT Autonoria
Series 2019-1, Class C, (EURIBOR
1 Month + 1.20%), 3.09%,
09/25/35 ............... EUR 229 241,652
Series 2019-1, Class D, (EURIBOR
1 Month + 1.60%), 3.49%,
09/25/35 ............... 153 160,299
Series 2019-1, Class E, (EURIBOR
1 Month + 2.70%), 4.59%,
09/25/35 ............... 382 396,668
Series 2019-1, Class F, (EURIBOR 1
Month + 3.70%), 5.59%, 09/25/35 127 132,753
FCT E-Carat 10
Series 10FR, Class C, (EURIBOR 1
Month + 1.10%), 2.85%, 12/20/28 66 70,680
Series 10FR, Class D, (EURIBOR 1
Month + 1.50%), 3.25%, 12/20/28 33 35,329
FCT Noria
Series 2018-1, Class D, (EURIBOR
1 Month + 1.50%), 3.39%,
06/25/38 ............... 218 230,927
Series 2018-1, Class E, (EURIBOR
1 Month + 2.65%), 4.54%,
06/25/38 ............... 231 244,247
Series 2021-1, Class B, (EURIBOR
1 Month + 0.70%), 2.59%,
10/25/49 ............... 1,033 1,078,595
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 2.99%,
10/25/49 ............... 715 740,066
Series 2021-1, Class D, (EURIBOR
1 Month + 1.50%), 3.39%,
10/25/49 ............... 715 723,367
FCT Pixel, Series 2021-1, Class D,
(EURIBOR 3 Month + 1.75%),
2.22%, 02/25/38 ............ 300 307,876
4,362,459
Germany — 0.0%
(c)(d)
Red & Black Auto Germany 8 UG
Series 8, Class B, (EURIBOR 1
Month + 0.75%), 2.44%, 09/15/30 500 524,068
Series 8, Class C, (EURIBOR 1
Month + 0.95%), 2.64%, 09/15/30 400 414,436
Red & Black Auto Germany UG
Series 6, Class C, (EURIBOR 1
Month + 1.40%), 3.09%, 10/15/28 69 73,630
Series 6, Class D, (EURIBOR 1
Month + 2.25%), 3.94%, 10/15/28 69 73,614
Series 8, Class D, (EURIBOR 1
Month + 1.35%), 3.04%, 09/15/30 100 102,104
1,187,852

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Ireland — 0.5%
(c)
AlbaCore Euro CLO IV DAC, Series
4X, Class D, (EURIBOR 3 Month +
4.60%), 4.60%, 07/15/35
(d)
..... EUR 2,605 $ 2,507,064
Alme Loan Funding V DAC, Series 5A,
Class ER, (EURIBOR 3 Month +
5.41%), 5.41%, 07/15/31
(b)
..... 3,800 3,412,098
Anchorage Capital Europe CLO 2 DAC
Series 2A, Class B1R, (EURIBOR
3 Month + 1.60%), 2.98%,
04/15/34
(b)
.............. 2,563 2,552,259
Series 2A, Class DR, (EURIBOR
3 Month + 3.55%), 4.93%,
04/15/34
(b)
.............. 2,110 1,972,617
Series 2X, Class ER, (EURIBOR
3 Month + 6.45%), 7.83%,
04/15/34
(d)
.............. 1,580 1,410,425
Anchorage Capital Europe CLO DAC
Series 4A, Class D, (EURIBOR
3 Month + 3.20%), 4.74%,
04/25/34
(b)
.............. 590 561,205
Series 4X, Class E, (EURIBOR
3 Month + 5.71%), 7.25%,
04/25/34
(d)
.............. 896 787,878
Aqueduct European CLO DAC
Series 2017-2X, Class B1,
(EURIBOR 3 Month + 1.20%),
2.58%, 10/15/30
(d)
......... 2,518 2,562,552
Series 2017-2X, Class E, (EURIBOR
3 Month + 4.40%), 5.78%,
10/15/30
(d)
.............. 534 475,761
Series 2019-3X, Class AR,
(EURIBOR 3 Month + 0.93%),
1.25%, 08/15/34
(d)
......... 5,000 5,129,707
Series 2020-5A, Class CR,
(EURIBOR 3 Month + 2.00%),
2.05%, 04/20/34
(b)
......... 1,250 1,202,236
Ares European CLO VII DAC, Series
7X, Class AAR, (EURIBOR 3 Month
+ 1.50%), 2.88%, 10/15/30
(b)(d)
... 1,200 1,219,764
Ares European CLO X DAC, Series
10A, Class DR, (EURIBOR 3 Month
+ 2.80%), 4.18%, 10/15/31
(b)
.... 2,000 1,869,226
Ares European CLO XII DAC, Series
12A, Class B1R, (EURIBOR 3 Month
+ 1.70%), 3.16%, 04/20/32
(b)
.... 862 875,306
Armada Euro CLO III DAC, Series 3A,
Class DR, (EURIBOR 3 Month +
3.30%), 4.68%, 07/15/31
(b)
..... 2,800 2,687,728
Aurium CLO II DAC, Series 2X, Class
ERR, (EURIBOR 3 Month + 6.08%),
8.21%, 06/22/34
(d)
........... 1,050 911,109
Aurium CLO IV DAC, Series 4X, Class
AR, (EURIBOR 3 Month + 0.73%),
2.11%, 01/16/31
(d)
........... 1,499 1,568,443
Aurium CLO VIII DAC, Series 8X, Class
A, (EURIBOR 3 Month + 0.85%),
2.95%, 06/23/34
(d)
........... 5,000 5,102,897
Avoca CLO XIV DAC
(d)
Series 14X, Class ER, (EURIBOR 3
Month + 4.70%), 6.02%, 01/12/31 2,240 1,968,439
Series 14X, Class FR, (EURIBOR 3
Month + 6.35%), 7.67%, 01/12/31 1,100 860,618
Series 14X, Class SUB, 0.00%,
01/12/31 ............... 4,510 2,040,681
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XV DAC
(d)
Series 15X, Class B2R, (EURIBOR
3 Month + 1.05%), 2.43%,
04/15/31 ............... EUR 150 $ 150,983
Series 15X, Class ER, (EURIBOR 3
Month + 4.13%), 5.51%, 04/15/31 1,305 1,102,982
Series 15X, Class FR, (EURIBOR 3
Month + 5.84%), 7.22%, 04/15/31 1,760 1,340,683
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,735,189
Avoca CLO XVIII DAC
(d)
Series 18X, Class B1, (EURIBOR 3
Month + 1.25%), 2.63%, 04/15/31 5,800 5,893,516
Series 18X, Class C, (EURIBOR 3
Month + 1.75%), 3.13%, 04/15/31 150 148,865
Avoca CLO XXII DAC
Series 22A, Class D, (EURIBOR
3 Month + 2.90%), 4.28%,
04/15/35
(b)
.............. 970 883,647
Series 22X, Class B1, (EURIBOR
3 Month + 1.30%), 2.68%,
04/15/35
(d)
.............. 710 705,383
Avoca CLO XXIII DAC, Series 23A,
Class D, (EURIBOR 3 Month +
3.05%), 4.43%, 04/15/34
(b)
..... 750 687,507
BBAM European CLO I DAC
(d)
Series 1X, Class AR, (EURIBOR 3
Month + 0.87%), 2.37%, 07/22/34 5,000 5,120,561
Series 1X, Class ER, (EURIBOR 3
Month + 5.91%), 7.41%, 07/22/34 1,050 920,000
Bilbao CLO I DAC, Series 1X, Class
A2A, (EURIBOR 3 Month + 1.30%),
2.76%, 07/20/31
(d)
........... 4,300 4,346,353
BlueMountain CLO DAC, Series 2021-
1X, Class E, (EURIBOR 3 Month +
5.41%), 5.41%, 04/15/34
(d)
..... 1,050 903,832
BlueMountain Fuji EUR CLO V DAC,
Series 5X, Class C, (EURIBOR 3
Month + 2.45%), 2.45%, 01/15/33
(d)
500 497,988
Bridgepoint CLO IV DAC, Series 4X,
Class A, (EURIBOR 3 Month +
2.20%), 0.00%, 01/20/37
(d)
..... 11,650 12,470,742
Cairn CLO IX DAC, Series 2018-9X,
Class A, (EURIBOR 3 Month +
0.71%), 2.25%, 04/25/32
(d)
..... 2,700 2,822,692
Capital Four CLO II DAC, Series 2X,
Class E, (EURIBOR 3 Month +
5.91%), 7.29%, 01/15/34
(d)
..... 1,050 927,873
Carlyle Euro CLO DAC, Series 2021-
2A, Class C, (EURIBOR 3 Month +
3.30%), 4.68%, 10/15/35
(b)
..... 2,690 2,440,760
CIFC European Funding CLO II DAC,
Series 2X, Class B1, (EURIBOR 3
Month + 1.60%), 2.98%, 04/15/33
(d)
400 399,305
CIFC European Funding CLO III DAC
Series 3A, Class C, (EURIBOR
3 Month + 2.50%), 3.88%,
01/15/34
(b)
.............. 500 497,643
Series 3X, Class B1, (EURIBOR
3 Month + 1.50%), 2.88%,
01/15/34
(d)
.............. 4,500 4,450,656
Series 3X, Class E, (EURIBOR
3 Month + 5.61%), 6.99%,
01/15/34
(d)
.............. 850 741,544

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Clontarf Park CLO DAC, Series 1X,
Class CE, (EURIBOR 3 Month +
3.05%), 4.78%, 08/05/30
(d)
..... EUR 1,470 $ 1,454,758
Contego CLO VI DAC, Series 6X, Class
AR, (EURIBOR 3 Month + 0.79%),
2.17%, 04/15/34
(d)
........... 11,500 11,814,207
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (EURIBOR 3
Month + 1.30%), 3.12%, 02/22/34
(d)
1,120 1,110,256
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (EURIBOR 3
Month + 3.80%), 5.90%, 12/23/33
(b)
400 376,706
CVC Cordatus Loan Fund XX DAC
Series 20A, Class DE, (EURIBOR
3 Month + 3.00%), 5.08%,
06/22/34
(b)
.............. 1,450 1,316,045
Series 20X, Class E, (EURIBOR
3 Month + 5.61%), 7.69%,
06/22/34
(d)
.............. 554 491,277
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (EURIBOR 3
Month + 3.15%), 5.20%, 12/15/34
(d)
755 682,203
Euro-Galaxy III CLO DAC
(b)
Series 2013-3A, Class CRRR,
(EURIBOR 3 Month + 2.35%),
2.50%, 04/24/34 .......... 700 702,890
Series 2013-3A, Class DRRR,
(EURIBOR 3 Month + 3.25%),
3.40%, 04/24/34 .......... 1,380 1,310,053
Fair Oaks Loan Funding I DAC, Series
1X, Class AR, (EURIBOR 3 Month +
0.85%), 2.23%, 04/15/34
(d)
..... 5,000 5,137,587
Fidelity Grand Harbour CLO DAC,
Series 2021-1A, Class D, (EURIBOR
3 Month + 3.60%), 4.98%,
10/15/34
(b)
................ 1,490 1,364,484
Harvest CLO XVIII DAC, Series 18X,
Class B, (EURIBOR 3 Month +
1.20%), 2.58%, 10/15/30
(d)
..... 700 708,011
Harvest CLO XXIII DAC
(d)
Series 23X, Class A, (EURIBOR 3
Month + 0.95%), 2.41%, 10/20/32 1,817 1,881,805
Series 23X, Class D, (EURIBOR 3
Month + 3.00%), 4.46%, 10/20/32 1,360 1,252,834
Henley CLO IV DAC
Series 4A, Class D, (EURIBOR
3 Month + 3.00%), 3.14%,
04/25/34
(b)
.............. 500 457,264
Series 4X, Class B1, (EURIBOR
3 Month + 1.35%), 1.50%,
04/25/34
(d)
.............. 450 441,388
Holland Park CLO DAC, Series 1X,
Class A1RR, (EURIBOR 3 Month +
0.92%), 2.72%, 11/14/32
(d)
...... 625 647,386
Invesco Euro CLO, Series 6X, Class
E, (EURIBOR 3 Month + 5.99%),
7.37%, 07/15/34
(d)
........... 770 670,943
Invesco Euro CLO III DAC
(d)
Series 3X, Class B1, (EURIBOR 3
Month + 1.75%), 3.13%, 07/15/32 450 453,780
Series 3X, Class F, (EURIBOR 3
Month + 8.07%), 9.45%, 07/15/32 801 709,762
Invesco Euro CLO IV DAC, Series 4A,
Class B1, (EURIBOR 3 Month +
1.70%), 3.08%, 04/15/33
(b)
..... 625 631,162
Security
Par (000)
Par (000) Value
Ireland (continued)
Invesco Euro CLO V DAC, Series 5X,
Class D, (EURIBOR 3 Month +
3.80%), 5.18%, 01/15/34
(d)
..... EUR 450 $ 429,335
Madison Park Euro Funding X DAC
(d)
Series 10X, Class A1, (EURIBOR 3
Month + 0.74%), 0.88%, 10/25/30 2,700 2,822,124
Series 10X, Class B1, (EURIBOR 3
Month + 1.20%), 1.34%, 10/25/30 1,850 1,867,175
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (EURIBOR 3
Month + 1.85%), 3.61%, 02/15/31
(d)
1,350 1,351,481
Madison Park Euro Funding XIV DAC,
Series 14A, Class DR, (EURIBOR 3
Month + 3.60%), 3.60%, 07/15/32
(b)
1,090 1,047,705
Madison Park Euro Funding XVI DAC,
Series 16A, Class D, (EURIBOR 3
Month + 3.20%), 3.20%, 05/25/34
(b)
1,250 1,154,494
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (EURIBOR 3 Month +
3.50%), 4.88%, 10/15/32
(b)
..... 950 911,020
Marino Park CLO DAC, Series 1X,
Class X, (EURIBOR 3 Month +
0.45%), 0.45%, 01/16/34
(d)
..... 563 601,056
Neuberger Berman Loan Advisers
Euro CLO, Series 2021-1X, Class
E, (EURIBOR 3 Month + 5.52%),
5.52%, 04/17/34
(d)
........... 658 568,669
North Westerly VII ESG CLO DAC,
Series VII-X, Class E, (EURIBOR 3
Month + 5.66%), 5.98%, 05/15/34
(d)
420 360,154
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C,
(EURIBOR 3 Month + 2.50%),
2.97%, 11/25/33
(b)
........... 500 504,463
Northwoods Capital 21 Euro DAC,
Series 2020-21X, Class ER,
(EURIBOR 3 Month + 6.06%),
7.56%, 07/22/34
(d)
........... 1,050 916,016
Northwoods Capital 23 Euro DAC,
Series 2021-23X, Class E,
(EURIBOR 3 Month + 6.21%),
8.26%, 03/15/34
(d)
........... 895 794,564
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(EURIBOR 3 Month + 1.90%),
3.36%, 01/21/35
(b)
........... 425 426,189
OAK Hill European Credit Partners
VI DAC, Series 2017-6X, Class
B1, (EURIBOR 3 Month + 1.20%),
2.66%, 01/20/32
(d)
........... 450 450,670
OCP Euro CLO DAC
Series 2017-2X, Class B, (EURIBOR
3 Month + 1.35%), 2.73%,
01/15/32
(d)
.............. 200 203,575
Series 2017-2X, Class E, (EURIBOR
3 Month + 5.00%), 6.38%,
01/15/32
(d)
.............. 897 805,824
Series 2017-2X, Class F, (EURIBOR
3 Month + 6.40%), 7.78%,
01/15/32
(d)
.............. 600 480,171
Series 2019-3A, Class CR,
(EURIBOR 3 Month + 2.30%),
3.76%, 04/20/33
(b)
......... 250 246,287
Series 2019-3A, Class DR,
(EURIBOR 3 Month + 3.30%),
4.76%, 04/20/33
(b)
......... 250 237,351

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Penta CLO 11 DAC
(b)
Series 2022-11A, Class B,
(EURIBOR 3 Month + 2.45%),
2.45%, 11/15/34 .......... EUR 2,600 $ 2,678,903
Series 2022-11A, Class D,
(EURIBOR 3 Month + 4.80%),
4.80%, 11/15/34 .......... 2,030 1,990,531
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (EURIBOR 3 Month +
2.30%), 3.84%, 07/25/34
(b)
..... 500 494,571
Prodigy Finance DAC
(b)
Series 2021-1A, Class A, (LIBOR
USD 1 Month + 1.25%), 5.64%,
07/25/51 ............... USD 7,341 7,093,254
Series 2021-1A, Class B, (LIBOR
USD 1 Month + 2.50%), 6.89%,
07/25/51 ............... 1,220 1,195,116
Series 2021-1A, Class C, (LIBOR
USD 1 Month + 3.75%), 8.14%,
07/25/51 ............... 700 687,910
Series 2021-1A, Class D, (LIBOR
USD 1 Month + 5.90%), 10.29%,
07/25/51 ............... 460 451,020
Providus CLO V DAC, Series 5X, Class
E, (EURIBOR 3 Month + 5.29%),
7.09%, 02/15/35
(d)
........... EUR 600 525,364
Rockford Tower Europe CLO DAC
(d)
Series 2018-1X, Class B, (EURIBOR
3 Month + 1.85%), 3.90%,
12/20/31 ............... 2,550 2,594,240
Series 2018-1X, Class C, (EURIBOR
3 Month + 2.47%), 4.52%,
12/20/31 ............... 1,640 1,657,938
Series 2019-1X, Class B1,
(EURIBOR 3 Month + 1.60%),
3.06%, 01/20/33 .......... 5,012 5,026,116
RRE 9 Loan Management DAC, Series
9A, Class A2, (EURIBOR 3 Month +
1.70%), 1.70%, 10/15/36
(b)
..... 1,720 1,714,903
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C,
(EURIBOR 3 Month + 2.30%),
3.68%, 04/15/33
(d)
........... 750 742,067
Sound Point Euro CLO V Funding DAC,
Series 5X, Class E, (EURIBOR 3
Month + 5.84%), 7.38%, 07/25/35
(d)
1,050 904,331
St Paul's CLO X DAC, Series 10A,
Class DR, (EURIBOR 3 Month +
3.75%), 3.88%, 04/22/35
(b)
..... 750 709,756
St Paul's CLO XII DAC, Series 12X,
Class D, (EURIBOR 3 Month +
3.20%), 4.58%, 04/15/33
(d)
..... 1,880 1,761,866
St. Paul's CLO XII DAC, Series 12X,
Class B1, (EURIBOR 3 Month +
1.60%), 2.98%, 04/15/33
(d)
..... 1,350 1,350,744
Sutton Park CLO DAC
(d)
Series 1X, Class A2A, (EURIBOR 3
Month + 1.70%), 3.50%, 11/15/31 345 351,080
Series 1X, Class BE, (EURIBOR 3
Month + 2.35%), 4.15%, 11/15/31 500 502,312
Tikehau CLO VII DAC, Series 7X, Class
A, (EURIBOR 3 Month + 2.00%),
3.61%, 10/20/35
(d)
........... 11,500 12,172,686
Security
Par (000)
Par (000) Value
Ireland (continued)
Voya Euro CLO I DAC
(d)
Series 1X, Class A, (EURIBOR 3
Month + 0.75%), 2.13%, 10/15/30 EUR 4,918 $ 5,138,385
Series 1X, Class B1NE, (EURIBOR
3 Month + 1.15%), 2.53%,
10/15/30 ............... 750 764,429
Voya Euro CLO II DAC
(b)
Series 2A, Class B1R, (EURIBOR 3
Month + 1.67%), 3.05%, 07/15/35 250 246,989
Series 2A, Class CR, (EURIBOR 3
Month + 2.15%), 3.53%, 07/15/35 250 247,665
Voya Euro CLO III DAC, Series 3X,
Class B1, (EURIBOR 3 Month +
1.65%), 1.65%, 04/15/33
(d)
..... 439 440,595
Voya Euro CLO V DAC, Series 5A,
Class D, (EURIBOR 3 Month +
3.10%), 3.10%, 04/15/35
(b)
..... 660 606,141
192,708,753
Italy — 0.0%
(c)(d)
Autoflorence SRL
Series 2, Class B, (EURIBOR 1
Month + 0.75%), 2.64%, 12/24/44 867 892,766
Series 2, Class C, (EURIBOR 1
Month + 1.15%), 3.04%, 12/24/44 400 401,755
Series 2, Class D, (EURIBOR 1
Month + 2.35%), 4.25%, 12/24/44 214 218,254
Brignole Co. SRL
Series 2021, Class B, (EURIBOR 1
Month + 0.80%), 2.22%, 07/24/36 143 149,755
Series 2021, Class D, (EURIBOR 1
Month + 1.60%), 3.02%, 07/24/36 100 103,982
Red & Black Auto Italy Srl, Series 1,
Class D, (EURIBOR 1 Month +
2.85%), 4.74%, 12/28/31 ....... 598 602,513
2,369,025
Jersey, Channel Islands — 0.1%
(b)(c)
AGL Static CLO 18 Ltd., Series 2022-
18A, Class B, (3 Month CME Term
SOFR + 2.00%), 5.99%, 04/21/31 USD 21,500 20,437,414
Stratus Static CLO Ltd., Series 2022-
3A, Class D, (3 Month CME Term
SOFR + 5.29%), 9.70%, 10/20/31 1,000 970,072
Valley Stream Park CLO Ltd., Series
2022-1A, Class E1, (3 Month CME
Term SOFR + 8.38%), 12.45%,
10/20/34 ................. 5,500 5,204,951
26,612,437
Luxembourg — 0.0%
(c)(d)
BL Consumer Credit
Series 2021-1, Class C, (EURIBOR
1 Month + 1.10%), 2.99%,
09/25/38 ............... EUR 528 540,800
Series 2021-1, Class D, (EURIBOR
1 Month + 1.65%), 3.54%,
09/25/38 ............... 681 683,162
Series 2021-1, Class E, (EURIBOR
1 Month + 2.85%), 4.74%,
09/25/38 ............... 355 363,792
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (EURIBOR
1 Month + 1.75%), 3.37%,
11/14/34 ............... 2,152 2,258,762

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2020-1, Class D, (EURIBOR
1 Month + 2.50%), 4.12%,
11/14/34 ............... EUR 883 $ 926,244
Silver Arrow SA Compartment
Series 10, Class C, (EURIBOR 1
Month + 1.35%), 3.04%, 03/15/27 300 321,092
Series 10, Class D, (EURIBOR 1
Month + 2.60%), 4.29%, 03/15/27 300 321,200
5,415,052
Netherlands — 0.0%
OZLME IV DAC, Series 4X, Class
B, (EURIBOR 3 Month + 1.35%),
2.93%, 07/27/32
(c)(d)
.......... 2,890 2,918,747
Portugal — 0.0%
TAGUS - Sociedade de Titularizacao de
Creditos SA
(d)
Series 2, Class D, (EURIBOR
1 Month + 2.85%), 4.76%,
09/23/38
(c)
.............. 839 866,281
Series 7, Class SEN, 0.70%,
02/12/24 ............... 3,710 3,894,643
4,760,924
Spain — 0.0%
(d)
Autonoria Spain
(c)
Series 2021-SP, Class B, (EURIBOR
1 Month + 0.80%), 2.69%,
01/31/39 ............... 1,113 1,162,626
Series 2021-SP, Class C, (EURIBOR
1 Month + 1.05%), 2.94%,
01/31/39 ............... 1,798 1,851,646
Series 2021-SP, Class D, (EURIBOR
1 Month + 1.55%), 3.44%,
01/31/39 ............... 771 792,599
Series 2021-SP, Class E, (EURIBOR
1 Month + 2.65%), 4.54%,
01/31/39 ............... 428 432,745
Series 2021-SP, Class F, (EURIBOR
1 Month + 3.90%), 5.79%,
01/31/39 ............... 171 173,351
Series 2022-SP, Class C, (EURIBOR
1 Month + 2.80%), 4.69%,
01/27/40 ............... 1,600 1,687,267
Series 2022-SP, Class D, (EURIBOR
1 Month + 4.20%), 6.09%,
01/28/40 ............... 400 422,059
Series 2022-SP, Class E, (EURIBOR
1 Month + 7.00%), 8.89%,
01/29/40 ............... 2,300 2,428,638
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (EURIBOR
3 Month + 0.95%), 3.03%,
03/21/33
(c)
.............. 478 494,833
Series 2020-1, Class C, (EURIBOR
3 Month + 1.95%), 4.03%,
03/21/33
(c)
.............. 143 146,870
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 239 232,214
9,824,848
Security
Par (000)
Par (000) Value
United Kingdom — 0.1%
Azure Finance No. 2 plc, Series
2, Class C, (Sterling Overnight
Index Average + 3.00%), 6.43%,
07/20/30
(c)(d)
............... GBP 1,699 $ 2,046,887
Dowson plc
(c)(d)
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.68%), 4.11%, 10/20/28 ..... 1,282 1,547,349
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 4.63%, 10/20/28 .... 1,200 1,433,212
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 5.03%, 10/20/28 .... 1,300 1,522,369
Series 2022-1, Class C, (Sterling
Overnight Index Average +
2.25%), 5.68%, 01/20/29 .... 2,528 2,934,304
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.70%), 6.13%, 01/20/29 .... 725 824,590
Series 2022-2, Class C, (Sterling
Overnight Index Average +
3.70%), 7.13%, 08/20/29 .... 1,814 2,174,612
Series 2022-2, Class D, (Sterling
Overnight Index Average +
5.25%), 8.68%, 08/20/29 .... 989 1,187,368
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(d)
... 3,509 3,572,245
Series B1,  (Sterling Overnight
Index Average + 1.92%), 5.35%,
12/15/34
(c)
.............. 2,472 2,262,313
Series B2,  (Sterling Overnight
Index Average + 2.20%), 5.63%,
03/15/36
(c)(d)
............. 100 90,105
Motor plc, Series 2016-1, Class E,
5.25%, 11/25/25
(d)
........... 179 215,666
Newday Funding Master Issuer plc
(c)(d)
Series 2021-1X, Class B, (Sterling
Overnight Index Average +
1.55%), 4.98%, 03/15/29 .... 775 920,084
Series 2021-3X, Class A1, (Sterling
Overnight Index Average +
0.90%), 4.33%, 11/15/29 ..... 2,321 2,753,827
Series 2021-3X, Class B, (Sterling
Overnight Index Average +
1.35%), 4.78%, 11/15/29 ..... 677 791,443
Series 2022-2X, Class C, (Sterling
Overnight Index Average +
5.00%), 8.43%, 07/15/30 .... 3,271 3,900,600
PCL Funding V plc, Series 2021-
1, Class C, (Sterling Overnight
Index Average + 1.70%), 5.13%,
10/15/25
(c)(d)
............... 116 137,175
PCL Funding VI plc, Series 2022-
1, Class B, (Sterling Overnight
Index Average + 3.10%), 6.53%,
07/15/26
(c)(d)
............... 1,937 2,313,485
Satus plc
(c)(d)
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 4.13%, 08/17/28 .... 114 137,256
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.20%), 4.63%, 08/17/28 .... 400 474,891

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 5.03%, 08/17/28 .... GBP 300 $ 354,632
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.90%), 5.33%, 08/17/28 .... 200 236,038
Series 2021-1, Class E, (Sterling
Overnight Index Average +
3.20%), 6.63%, 08/17/28 .... 166 193,554
Trafford Centre Finance Ltd. (The),
Series B2,  (Sterling Overnight
Index Average + 0.94%), 4.39%,
07/28/35
(c)(d)
............... 3,400 3,242,462
Turbo Finance plc, Series 9, Class B,
(Sterling Overnight Index Average +
1.65%), 5.08%, 08/20/28
(c)(d)
.... 1,590 1,908,519
37,174,986
United States — 6.5%
510 Loan Acquisition Trust, Series
2020-1, Class A, 5.11%, 09/25/60
(b)(e)
USD 8,986 8,327,666
522 Funding CLO Ltd.
(b)(c)
Series 2018-3A, Class CR, (LIBOR
USD 3 Month + 2.05%), 6.29%,
10/20/31 ............... 750 701,300
Series 2019-5A, Class AR, (3 Month
CME Term SOFR + 1.33%),
5.19%, 04/15/35 .......... 6,900 6,636,310
AccessLex Institute, Series 2007-A,
Class A3, (LIBOR USD 3 Month +
0.30%), 5.06%, 05/25/36
(c)
..... 2,879 2,791,258
ACE Securities Corp. Home Equity
Loan Trust
(c)
Series 2007-HE4, Class A2A,
(LIBOR USD 1 Month + 0.26%),
4.65%, 05/25/37 .......... 7,371 1,287,763
Series 2007-HE4, Class A2C,
(LIBOR USD 1 Month + 0.60%),
4.99%, 05/25/37 .......... 364 64,545
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(a)(b)
....... 4,314 3,223,023
ACRES Commercial Realty Ltd., Series
2021-FL1, Class A, (LIBOR USD 1
Month + 1.20%), 5.53%, 06/15/36
(b)(c)
3,051 2,943,909
Ajax Mortgage Loan Trust
(b)
Series 2017-D, Class B, 0.00%,
12/25/57
(a)(c)
............. 96 59,128
Series 2018-A, Class B, 0.00%,
04/25/58 ............... 204 201,583
Series 2018-B, Class B, 0.00%,
02/26/57 ............... 468 362,563
Series 2018-D, Class B, 0.00%,
08/25/58
(c)
.............. 62 42,874
Series 2018-E, Class C, 0.00%,
06/25/58
(c)
.............. 19 18,236
Series 2018-F, Class C, 0.00%,
11/25/58 ............... 707 461,365
Series 2019-E, Class A, 3.00%,
09/25/59
(e)
.............. 18,356 18,218,047
Series 2019-E, Class B, 4.88%,
09/25/59
(e)
.............. 5,930 5,854,309
Series 2019-E, Class C, 0.00%,
09/25/59 ............... 12,336 11,674,011
Series 2019-G, Class A, 3.00%,
09/25/59
(e)
.............. 21,304 20,412,470
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-G, Class B, 4.25%,
09/25/59
(e)
.............. USD 4,576 $ 3,989,816
Series 2019-G, Class C, 0.00%,
09/25/59 ............... 11,580 6,269,966
Series 2019-H, Class A, 3.00%,
11/25/59
(e)
.............. 9,662 9,534,977
Series 2019-H, Class B, 4.25%,
11/25/59
(e)
.............. 4,238 4,151,579
Series 2019-H, Class C, 0.00%,
11/25/59 ............... 10,243 9,606,334
Series 2020-A, Class A, 2.37%,
12/25/59
(e)
.............. 33,708 32,912,753
Series 2020-A, Class B, 3.50%,
12/25/59
(e)
.............. 7,074 6,835,604
Series 2020-A, Class C, 0.00%,
12/25/59 ............... 16,693 10,267,406
Series 2020-C, Class A, 2.25%,
09/27/60
(e)
.............. 1,787 1,709,402
Series 2020-C, Class B, 5.00%,
09/27/60
(e)
.............. 4,968 4,551,734
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 15,591 12,833,580
Series 2020-D, Class A, 2.25%,
06/25/60
(e)
.............. 7,330 6,827,441
Series 2020-D, Class B, 5.00%,
06/25/60
(e)
.............. 7,064 6,470,932
Series 2020-D, Class C, 0.00%,
06/25/60 ............... 16,687 14,004,708
Series 2021-C, Class A, 2.12%,
01/25/61
(e)
.............. 23,341 21,619,770
Series 2021-C, Class B, 3.72%,
01/25/61
(e)
.............. 6,014 5,224,783
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 15,196 14,846,635
Series 2021-D, Class A, 2.00%,
03/25/60
(e)
.............. 54,820 49,221,006
Series 2021-D, Class B, 4.00%,
03/25/60
(c)
.............. 10,911 9,590,032
Series 2021-D, Class C, 0.00%,
03/25/60
(c)
.............. 16,095 16,069,855
Series 2021-E, Class A1, 1.74%,
12/25/60
(c)
.............. 46,356 39,220,221
Series 2021-E, Class A2, 2.69%,
12/25/60
(c)
.............. 8,637 6,911,936
Series 2021-E, Class B1, 3.73%,
12/25/60
(c)
.............. 5,214 4,110,085
Series 2021-E, Class B3, 3.76%,
12/25/60
(c)
.............. 12,755 4,836,350
Series 2021-E, Class M1, 2.94%,
12/25/60
(c)
.............. 8,544 6,596,169
Series 2021-E, Class SA, 0.00%,
12/25/60
(c)
.............. 195 91,677
Series 2021-E, Class XS, 0.00%,
12/25/60
(c)
.............. 187,294 7,693,741
Series 2021-F, Class A, 1.87%,
06/25/61
(e)
.............. 88,420 77,976,118
Series 2021-F, Class B, 3.75%,
06/25/61
(e)
.............. 11,970 10,613,978
Series 2021-F, Class C, 0.00%,
06/25/61
(a)
.............. 22,318 20,420,785
Series 2021-G, Class A, 1.87%,
06/25/61
(c)
.............. 82,273 75,075,242
Series 2021-G, Class B, 3.75%,
06/25/61
(c)
.............. 14,966 12,702,333
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 27,061 27,019,283

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
American Homes 4 Rent Trust
(b)
Series 2014-SFR2, Class E, 6.23%,
10/17/36 ............... USD 8,624 $ 8,399,110
Series 2015-SFR1, Class XS,
0.00%, 04/17/52
(c)
......... 22,257 223
AMSR Trust
(b)
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ............... 2,102 1,921,623
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 3,554,467
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 3,915,520
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,044,308
Series 2021-SFR1, Class F, 3.60%,
06/17/38
(c)
.............. 5,128 3,978,479
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... 6,744 5,644,193
Aqua Finance Trust
(b)
Series 2021-A, Class A, 1.54%,
07/17/46 ............... 1,101 1,006,873
Series 2021-A, Class B, 2.40%,
07/17/46 ............... 5,070 4,267,787
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2021-FL4, Class
A, (LIBOR USD 1 Month + 1.35%),
5.67%, 11/15/36
(b)(c)
.......... 5,854 5,658,362
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (LIBOR USD 1
Month + 0.48%), 4.87%, 05/25/35
(c)
5,781 4,994,704
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(b)
..... 3,429 3,158,851
BankAmerica Manufactured Housing
Contract Trust
(c)
Series 1997-2, Class B1, 7.07%,
02/10/22 ............... 4,500 1,354,642
Series 1998-2, Class B1, 7.33%,
12/10/25 ............... 8,475 2,082,028
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(b)
..... 750 686,439
Battalion CLO XII Ltd., Series 2018-
12A, Class B2R, (LIBOR USD 3
Month + 2.08%), 6.73%, 05/17/31
(b)(c)
250 237,165
Battalion CLO XX Ltd., Series 2021-
20A, Class A, (LIBOR USD 3 Month
+ 1.18%), 5.26%, 07/15/34
(b)(c)
... 4,500 4,382,514
Bayview Financial Revolving Asset
Trust
(b)(c)
Series 2004-B, Class A1, (LIBOR
USD 1 Month + 1.00%), 5.39%,
05/28/39
(a)
.............. 21,694 17,056,877
Series 2004-B, Class A2, (LIBOR
USD 1 Month + 1.30%), 5.69%,
05/28/39 ............... 878 737,378
Series 2005-A, Class A1, (LIBOR
USD 1 Month + 1.00%), 5.39%,
02/28/40 ............... 10,955 10,200,416
Series 2005-E, Class A1, (LIBOR
USD 1 Month + 1.00%), 5.39%,
12/28/40 ............... 708 717,034
BCMSC Trust
(c)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 1,084,670
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 1,040,824
Security
Par (000)
Par (000) Value
United States (continued)
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... USD 5,207 $ 794,807
Bear Stearns Asset-Backed Securities
I Trust
(c)
Series 2004-HE7, Class M2, (LIBOR
USD 1 Month + 1.73%), 6.11%,
08/25/34 ............... 120 117,303
Series 2006-HE1, Class 1M4,
(LIBOR USD 1 Month + 1.02%),
4.77%, 12/25/35 .......... 4,515 6,479,951
Series 2006-HE7, Class 1A2,
(LIBOR USD 1 Month + 0.34%),
4.73%, 09/25/36 .......... 2,736 2,608,294
Series 2006-HE8, Class 1A3,
(LIBOR USD 1 Month + 0.26%),
4.65%, 10/25/36 .......... 2,391 2,095,724
Series 2007-FS1, Class 1A3,
(LIBOR USD 1 Month + 0.34%),
4.73%, 05/25/35 .......... 613 603,206
Series 2007-HE2, Class 1A4,
(LIBOR USD 1 Month + 0.32%),
4.71%, 03/25/37 .......... 3,118 2,797,465
Series 2007-HE2, Class 22A,
(LIBOR USD 1 Month + 0.14%),
4.53%, 03/25/37 .......... 2,014 1,846,076
Series 2007-HE2, Class 23A,
(LIBOR USD 1 Month + 0.14%),
4.53%, 03/25/37 .......... 3,228 2,955,447
Series 2007-HE3, Class 1A3,
(LIBOR USD 1 Month + 0.25%),
4.64%, 04/25/37 .......... 1,266 1,716,807
Series 2007-HE3, Class 1A4,
(LIBOR USD 1 Month + 0.35%),
4.74%, 04/25/37 .......... 18,479 18,097,355
BHG Securitization Trust
(b)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 3,778 3,508,668
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,671,113
Series 2021-A, Class C, 3.69%,
11/17/33 ............... 160 128,736
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,259,328
Series 2021-B, Class D, 3.17%,
10/17/34 ............... 175 133,943
Series 2022-A, Class C, 3.08%,
02/20/35 ............... 13,300 11,043,212
Series 2022-A, Class D, 3.56%,
02/20/35 ............... 300 244,880
Series 2022-A, Class E, 4.30%,
02/20/35 ............... 600 476,031
Series 2022-C, Class A, 5.32%,
10/17/35 ............... 11,121 11,029,770
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,675 3,611,324
Brex Commercial Charge Card Master
Trust, Series 2021-1, Class A,
2.09%, 07/15/24
(b)
........... 12,818 12,678,932
Carlyle Global Market Strategies CLO
Ltd.
(b)(c)
Series 2012-3A, Class A1A2,
(LIBOR USD 3 Month + 1.18%),
5.19%, 01/14/32 .......... 12,925 12,644,010
Series 2013-1A, Class A1RR,
(LIBOR USD 3 Month + 0.95%),
5.60%, 08/14/30 .......... 1,483 1,466,150

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Carrington Mortgage Loan Trust
(c)
Series 2006-NC1, Class M2, (LIBOR
USD 1 Month + 0.63%), 5.02%,
01/25/36 ............... USD 1,620 $ 1,290,112
Series 2006-NC4, Class A3, (LIBOR
USD 1 Month + 0.16%), 4.55%,
10/25/36 ............... 1,231 1,175,851
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(b)(c)
18,167 16,990,324
C-BASS Trust, Series 2006-CB7, Class
A4, (LIBOR USD 1 Month + 0.32%),
4.71%, 10/25/36
(c)
........... 1,181 778,592
Citigroup Mortgage Loan Trust
(c)
Series 2007-AHL2, Class A3B,
(LIBOR USD 1 Month + 0.20%),
4.59%, 05/25/37 .......... 12,844 8,784,272
Series 2007-AHL2, Class A3C,
(LIBOR USD 1 Month + 0.27%),
4.66%, 05/25/37 .......... 5,834 3,995,950
Series 2007-AHL3, Class A3B,
(LIBOR USD 1 Month + 0.17%),
4.56%, 07/25/45 .......... 6,321 4,492,817
Series 2007-AMC1, Class A1,
(LIBOR USD 1 Month + 0.16%),
4.55%, 12/25/36
(b)
......... 7,074 3,929,996
College Avenue Student Loans LLC
(b)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 6,857 6,014,879
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 1,562 1,401,373
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 2,090 1,701,449
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 900 721,017
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 220 173,548
Series 2021-C, Class D, 4.11%,
07/26/55 ............... 530 412,739
Concord Music Royalties LLC,
Series 2022-1A, Class A2, 6.50%,
01/20/73
(b)
................ 18,639 18,199,996
Conseco Finance Corp.
Series 1996-10, Class B1, 7.24%,
11/15/28
(c)
.............. 2,844 2,685,438
Series 1997-3, Class M1, 7.53%,
03/15/28
(c)
.............. 2,592 2,432,570
Series 1997-6, Class M1, 7.21%,
01/15/29
(c)
.............. 1,914 1,782,046
Series 1998-4, Class M1, 6.83%,
04/01/30
(c)
.............. 768 689,104
Series 1998-6, Class M1, 6.63%,
06/01/30
(c)
.............. 2,066 1,929,100
Series 1998-8, Class A1, 6.28%,
09/01/30 ............... 251 251,221
Series 1998-8, Class M1, 6.98%,
09/01/30
(c)
.............. 6,258 5,598,744
Series 1999-5, Class A5, 7.86%,
03/01/30
(c)
.............. 2,615 1,108,403
Series 1999-5, Class A6, 7.50%,
03/01/30
(c)
.............. 2,805 1,143,974
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(c)
.............. 4,152 923,285
Series 2000-4, Class A6, 8.31%,
05/01/32
(c)
.............. 5,128 1,108,230
Security
Par (000)
Par (000) Value
United States (continued)
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... USD 6,291 $ 1,983,219
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,455 3,718,876
Credit Suisse ABS Repackaging Trust,
Series 2013-A, Class B, 2.50%,
01/25/30
(b)
................ 2,835 2,673,197
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 3.02%,
12/25/36
(e)
.............. 1,071 839,548
Series 2006-MH1, Class B1, 6.25%,
10/25/36
(b)(e)
............. 1,709 1,616,087
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(b)(e)
............. 11,936 738,100
Series 2007-CB6, Class A4, (LIBOR
USD 1 Month + 0.34%), 4.38%,
07/25/37
(b)(c)
............. 1,492 986,026
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(b)
...... 2,569 2,006,765
CWABS Asset-Backed Certificates
Trust
(c)
Series 2005-16, Class 1AF, 4.53%,
04/25/36 ............... 6,293 5,423,281
Series 2006-11, Class 3AV2, (LIBOR
USD 1 Month + 0.16%), 4.55%,
09/25/46 ............... 69 68,762
Series 2006-12, Class 1A, (LIBOR
USD 1 Month + 0.26%), 4.65%,
12/25/36 ............... 2,809 2,562,349
Series 2006-18, Class M1, (LIBOR
USD 1 Month + 0.45%), 4.84%,
03/25/37 ............... 12,836 11,055,412
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(LIBOR USD 1 Month + 0.27%),
4.59%, 03/15/34
(c)
........... 222 212,630
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.85%,
01/25/29
(e)
.............. 170 246,852
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 344 411,229
CWHEQ Revolving Home Equity Loan
Resuritization Trust
(b)(c)
Series 2006-RES, Class 4Q1B,
(LIBOR USD 1 Month + 0.30%),
4.62%, 12/15/33 .......... 16 15,966
Series 2006-RES, Class 5B1A,
(LIBOR USD 1 Month + 0.19%),
4.51%, 05/15/35 .......... 122 120,269
Series 2006-RES, Class 5B1B,
(LIBOR USD 1 Month + 0.19%),
4.51%, 05/15/35 .......... 159 154,762
CWHEQ Revolving Home Equity Loan
Trust
(c)
Series 2005-B, Class 2A, (LIBOR
USD 1 Month + 0.18%), 4.50%,
05/15/35 ............... 584 573,678
Series 2006-C, Class 2A, (LIBOR
USD 1 Month + 0.18%), 4.50%,
05/15/36 ............... 2,218 2,112,529
Series 2006-H, Class 1A, (LIBOR
USD 1 Month + 0.15%), 4.47%,
11/15/36 ............... 1,295 1,253,031

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Diameter Capital CLO 1 Ltd.
(b)(c)
Series 2021-1A, Class A1A, (LIBOR
USD 3 Month + 1.24%), 5.32%,
07/15/36 ............... USD 60,000 $ 57,699,192
Series 2021-1A, Class A1B, (LIBOR
USD 3 Month + 1.55%), 5.63%,
07/15/36 ............... 11,250 10,832,067
Series 2021-1A, Class D, (LIBOR
USD 3 Month + 6.05%), 10.13%,
07/15/36 ............... 5,000 4,249,717
Series 2021-1A, Class SUB, 0.00%,
07/15/36 ............... 5,000 3,544,030
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1A, (3 Month
CME Term SOFR + 1.39%), 5.25%,
04/15/37
(b)(c)
............... 2,500 2,421,170
Eaton Vance CLO Ltd.
(b)(c)
Series 2014-1RA, Class A2, (LIBOR
USD 3 Month + 1.49%), 5.57%,
07/15/30 ............... 1,750 1,684,174
Series 2018-1A, Class C, (LIBOR
USD 3 Month + 2.20%), 6.28%,
10/15/30 ............... 1,000 941,823
Series 2019-1A, Class ER, (LIBOR
USD 3 Month + 6.50%), 10.58%,
04/15/31 ............... 5,000 4,450,462
Education Funding Trust, Series 2020-
A, Class R, 0.00%, 07/25/41
(a)(b)
.. 75 3,370,410
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(b)
..... 1,660 1,286,143
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(b)
..... 7,621 7,395,043
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(b)(c)
............... 2,584 2,219,314
Elmwood CLO 15 Ltd.
(b)(c)
Series 2022-2A, Class A1, (3 Month
CME Term SOFR + 1.34%),
5.38%, 04/22/35 .......... 5,290 5,157,149
Series 2022-2A, Class D, (3 Month
CME Term SOFR + 3.67%),
7.71%, 04/22/35 .......... 2,960 2,755,474
First Franklin Mortgage Loan Trust
(c)
Series 2004-FFH3, Class M3,
(LIBOR USD 1 Month + 1.05%),
5.44%, 10/25/34 .......... 2,818 2,550,710
Series 2006-FF13, Class A1, (LIBOR
USD 1 Month + 0.24%), 4.63%,
10/25/36 ............... 4,847 3,261,826
Series 2006-FF13, Class A2C,
(LIBOR USD 1 Month + 0.32%),
4.71%, 10/25/36 .......... 2,842 1,920,155
Series 2006-FF16, Class 2A4,
(LIBOR USD 1 Month + 0.42%),
4.81%, 12/25/36 .......... 5,310 2,279,949
FirstKey Homes Trust
(b)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 5,950,294
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 6,751,217
Series 2022-SFR1, Class E2,
5.00%, 05/17/39 .......... 5,000 4,194,193
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,160,793
Security
Par (000)
Par (000) Value
United States (continued)
Flatiron CLO 17 Ltd., Series 2017-1A,
Class AR, (LIBOR USD 3 Month +
0.98%), 5.59%, 05/15/30
(b)(c)
.... USD 1,372 $ 1,355,933
Foundation Finance Trust, Series 2021-
2A, Class A, 2.19%, 01/15/42
(b)
.. 9,611 8,784,248
Fremont Home Loan Trust
(c)
Series 2006-3, Class 1A1, (LIBOR
USD 1 Month + 0.28%), 4.67%,
02/25/37 ............... 5,646 4,335,397
Series 2006-3, Class 2A3, (LIBOR
USD 1 Month + 0.34%), 4.73%,
02/25/37 ............... 5,506 1,926,961
FS Rialto Issuer LLC
(b)(c)
Series 2022-FL5, Class A, (1 Month
CME Term SOFR + 2.30%),
6.63%, 06/19/37 .......... 15,514 15,323,052
Series 2022-FL6, Class A, (1 Month
CME Term SOFR + 2.58%),
6.90%, 08/17/37 .......... 24,153 23,850,740
Series 2022-FL7, Class A, (1 Month
CME Term SOFR + 2.90%),
6.81%, 10/19/39 .......... 11,152 11,074,006
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate -
2.00%), 5.50%, 08/27/51
(b)(c)
.... 7,944 7,449,127
GoldenTree Loan Opportunities X
Ltd.
(b)(c)
Series 2015-10A, Class AR, (LIBOR
USD 3 Month + 1.12%), 5.36%,
07/20/31 ............... 4,833 4,768,724
Series 2015-10A, Class DR, (LIBOR
USD 3 Month + 3.05%), 7.29%,
07/20/31 ............... 750 706,354
Goldman Home Improvement Trust
Issuer Trust
(b)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 4,583 4,000,265
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 10,323 10,309,934
Golub Capital BDC 3 CLO 1 LLC,
Series 2021-1A, Class C1, (LIBOR
USD 3 Month + 2.80%), 6.88%,
04/15/33
(b)(c)
............... 1,750 1,600,498
GoodLeap Sustainable Home Solutions
Trust
(b)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 18,684 13,283,743
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 12,012 11,116,939
Greenpoint Manufactured Housing
(c)
Series 1999-5, Class M1B, 8.29%,
12/15/29 ............... 1,780 1,768,088
Series 1999-5, Class M2, 9.23%,
12/15/29 ............... 2,806 2,412,729
Grippen Park CLO Ltd.
(b)(c)
Series 2017-1A, Class A, (LIBOR
USD 3 Month + 1.26%), 5.50%,
01/20/30 ............... 2,731 2,703,584
Series 2017-1A, Class D, (LIBOR
USD 3 Month + 3.30%), 7.54%,
01/20/30 ............... 450 416,710
GSAA Home Equity Trust
(c)
Series 2005-14, Class 1A2, (LIBOR
USD 1 Month + 0.70%), 5.09%,
12/25/35 ............... 1,962 859,105

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-4, Class 1A1, 3.24%,
03/25/36 ............... USD 3,917 $ 2,794,304
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,469 299,508
GSAMP Trust
(c)
Series 2007-H1, Class A1B, (LIBOR
USD 1 Month + 0.40%), 4.79%,
01/25/47 ............... 3,160 1,611,577
Series 2007-HS1, Class M6, (LIBOR
USD 1 Month + 3.38%), 7.76%,
02/25/47 ............... 3,414 3,175,885
Hipgnosis Music Assets LP, Series
2022-1, Class A, 5.00%, 05/16/62
(b)
16,232 14,934,245
Home Equity Asset Trust
(c)
Series 2006-3, Class M2, (LIBOR
USD 1 Month + 0.60%), 4.99%,
07/25/36 ............... 4,008 3,544,299
Series 2007-1, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 4.69%,
05/25/37 ............... 5,099 3,742,488
Home Equity Mortgage Loan Asset-
Backed Trust
(c)
Series 2004-A, Class M2, (LIBOR
USD 1 Month + 2.03%), 3.61%,
07/25/34 ............... 1,044 999,081
Series 2007-A, Class 2A2, (LIBOR
USD 1 Month + 0.19%), 4.58%,
04/25/37 ............... 4,243 2,774,289
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(e)
................ 7,242 864,162
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (LIBOR USD 1
Month + 0.28%), 4.30%, 12/25/36
(b)(c)
106 101,304
JPMorgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1,
(LIBOR USD 1 Month + 0.41%),
4.79%, 05/25/36
(c)
......... 2,491 2,397,571
Series 2007-CH1, Class MF1,
4.60%, 11/25/36
(e)
......... 11,109 10,914,146
Kapitus Asset Securitization LLC,
Series 2022-1A, Class A, 3.38%,
07/10/28
(b)
................ 16,278 15,097,244
KeyCorp Student Loan Trust
(c)
Series 2004-A, Class 2D, (LIBOR
USD 3 Month + 1.25%), 5.61%,
07/28/42 ............... 6,870 6,357,761
Series 2005-A, Class 2C, (LIBOR
USD 3 Month + 1.30%), 6.02%,
12/27/38 ............... 14,572 13,635,450
Legacy Mortgage Asset Trust
(b)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(c)
.............. 9,768 9,099,675
Series 2019-SL2, Class B, 0.00%,
02/25/59
(a)
.............. 4,326 534,299
Series 2019-SL2, Class M, 4.25%,
02/25/59
(c)
.............. 4,796 3,646,768
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(c)
.............. 8,592 8,509,664
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 655 585,802
Security
Par (000)
Par (000) Value
United States (continued)
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (LIBOR
USD 1 Month + 0.09%), 4.48%,
06/25/37
(b)(c)
............... USD 945 $ 662,338
Lending Funding Trust, Series 2020-2A,
Class B, 3.54%, 04/21/31
(b)
..... 3,340 2,893,586
LendingPoint Pass-Through Trust
(b)
Series 2022-ST1, Class A, 2.50%,
03/15/28 ............... 1,361 1,283,574
Series 2022-ST2, Class A, 3.25%,
04/15/28 ............... 2,116 2,021,551
Lendmark Funding Trust
(b)
Series 2019-2A, Class B, 3.22%,
04/20/28 ............... 6,150 5,696,889
Series 2019-2A, Class C, 3.72%,
04/20/28 ............... 7,820 6,959,427
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 1,950 1,478,304
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,039,006
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 18,669,332
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(b)
. 19,505 14,813,397
Long Beach Mortgage Loan Trust
(c)
Series 2006-2, Class 1A, (LIBOR
USD 1 Month + 0.36%), 4.75%,
03/25/46 ............... —
(f)
2
Series 2006-5, Class 2A3, (LIBOR
USD 1 Month + 0.30%), 4.69%,
06/25/36 ............... 8,407 4,113,881
Series 2006-7, Class 2A3, (LIBOR
USD 1 Month + 0.32%), 4.71%,
08/25/36 ............... 19,170 8,038,929
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (LIBOR USD 3 Month
+ 1.38%), 5.45%, 01/17/30
(b)(c)
... 3,750 3,627,670
Madison Avenue Manufactured Housing
Contract Trust, Series 2002-A, Class
B2, (LIBOR USD 1 Month + 3.25%),
7.64%, 03/25/32
(c)
........... 1,076 1,076,427
Mariner Finance Issuance Trust
(b)
Series 2019-AA, Class B, 3.51%,
07/20/32 ............... 5,530 5,248,038
Series 2019-AA, Class C, 4.01%,
07/20/32 ............... 4,920 4,555,335
Series 2020-AA, Class B, 3.21%,
08/21/34 ............... 2,030 1,835,128
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 2,530 2,259,887
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 2,873,992
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 965,339
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 931,957
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 3,881,912
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 884,595
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 1,764,616
Series 2022-AA, Class A, 6.45%,
10/20/37 ............... 18,710 18,577,677

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
MASTR Asset-Backed Securities Trust
(c)
Series 2006-AM2, Class A4, (LIBOR
USD 1 Month + 0.52%), 4.91%,
06/25/36
(b)
.............. USD 3,495 $ 3,132,731
Series 2007-HE1, Class A4, (LIBOR
USD 1 Month + 0.28%), 4.67%,
05/25/37 ............... 5,000 3,806,328
MASTR Specialized Loan Trust, Series
2006-3, Class A, (LIBOR USD 1
Month + 0.26%), 4.65%, 06/25/46
(b)(c)
912 857,900
Mercury Financial Credit Card Master
Trust
(b)
Series 2021-1A, Class A, 1.54%,
03/20/26 ............... 30,410 29,012,816
Series 2022-1A, Class A, 2.50%,
09/21/26 ............... 44,043 41,872,490
Merrill Lynch First Franklin Mortgage
Loan Trust
(c)
Series 2007-2, Class A2C, (LIBOR
USD 1 Month + 0.48%), 4.87%,
05/25/37 ............... 4,041 3,038,418
Series 2007-H1, Class 1A2, (LIBOR
USD 1 Month + 3.50%), 7.89%,
10/25/37 ............... 4,311 3,866,376
Merrill Lynch Mortgage Investors Trust
(c)
Series 2006-OPT1, Class M1,
(LIBOR USD 1 Month + 0.26%),
4.65%, 08/25/37 .......... 1,118 843,578
Series 2006-RM3, Class A2B,
(LIBOR USD 1 Month + 0.18%),
4.57%, 06/25/37 .......... 2,825 596,883
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2022-FL10, Class
A, (1 Month CME Term SOFR +
2.64%), 6.96%, 09/17/37
(b)(c)
.... 7,710 7,671,167
Mill City Solar Loan Ltd.
(b)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 10,754 10,066,017
Series 2019-2GS, Class A, 3.69%,
07/20/43
(a)
.............. 18,261 15,746,828
Morgan Stanley ABS Capital I, Inc.
Trust
(c)
Series 2005-HE5, Class M4, (LIBOR
USD 1 Month + 0.87%), 5.26%,
09/25/35 ............... 7,412 6,048,271
Series 2007-SEA1, Class 2A1,
(LIBOR USD 1 Month + 1.90%),
6.29%, 02/25/47
(b)
......... 1,084 1,011,708
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(LIBOR USD 1 Month + 0.32%),
4.71%, 04/25/36
(c)
........... 2,450 1,734,200
Mosaic Solar Loan Trust
(b)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... 9,820 8,888,240
Series 2018-2GS, Class C, 5.97%,
02/22/44
(a)
.............. 2,203 1,850,225
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 15,299 14,202,150
Series 2022-2A, Class A, 4.38%,
01/21/53 ............... 4,489 4,217,781
Series 2022-3A, Class A, 6.16%,
06/20/53 ............... 3,768 3,757,526
Security
Par (000)
Par (000) Value
United States (continued)
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (LIBOR
USD 1 Month + 0.41%), 4.80%,
04/25/37
(c)
................ USD 5,455 $ 4,900,492
Navient Private Education Loan Trust
(b)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 13,312,531
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 9,473,516
Navient Private Education Refi Loan
Trust
(b)
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,450,013
Series 2021-DA, Class A, (US Prime
Rate - 1.99%), 5.01%, 04/15/60
(c)
18,103 16,655,916
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 3,100 2,741,846
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 7,980 6,687,287
Series 2021-DA, Class D, 4.00%,
04/15/60 ............... 2,550 2,159,218
Nelnet Student Loan Trust
(b)
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 32,987,192
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,498,916
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,484,799
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 19,336,984
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,241,739
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,171,453
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 18,256,929
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 950,272
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,479,242
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 13,044 10,393,164
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,645,171
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 487,602
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (LIBOR
USD 1 Month + 0.68%), 5.06%,
12/25/35
(c)
................ 3,928 2,979,839
New Residential Mortgage Loan Trust,
Series 2022-SFR2, Class F, 4.00%,
09/04/39
(b)
................ 6,607 5,019,458
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (LIBOR USD 1 Month
+ 0.40%), 4.79%, 10/25/36
(b)(c)
... 113 126,512
Oakwood Mortgage Investors, Inc.
(c)
Series 2001-D, Class A2, 5.26%,
09/15/31 ............... 1,722 836,306
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,408 805,117
OneMain Financial Issuance Trust
(b)
Series 2019-2A, Class A, 3.14%,
10/14/36 ............... 2,415 2,155,105

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... USD 13,070 $ 11,046,121
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 9,064,079
Series 2021-1A, Class A2, (SOFR
30 Day Average + 0.76%),
4.57%, 06/16/36
(c)
......... 4,537 4,334,986
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 617,525
Series 2022-2A, Class A, 4.89%,
10/14/34 ............... 20,203 19,721,680
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 17,533 17,003,631
Series 2022-3A, Class A, 5.94%,
05/15/34 ............... 38,260 38,090,275
Oportun Issuance Trust
(b)
Series 2021-B, Class A, 1.47%,
05/08/31 ............... 7,520 6,568,162
Series 2021-B, Class B, 1.96%,
05/08/31 ............... 1,960 1,692,990
Series 2021-B, Class C, 3.65%,
05/08/31 ............... 920 772,380
Series 2021-B, Class D, 5.41%,
05/08/31 ............... 1,670 1,348,611
Series 2021-C, Class A, 2.18%,
10/08/31 ............... 30,280 26,489,343
Series 2021-C, Class B, 2.67%,
10/08/31 ............... 14,009 12,159,857
Series 2021-C, Class C, 3.61%,
10/08/31 ............... 4,506 3,818,075
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (LIBOR
USD 1 Month + 0.74%), 5.12%,
11/25/35
(c)
.............. 6,618 5,497,158
Series 2007-CP1, Class 2A3,
(LIBOR USD 1 Month + 0.21%),
4.60%, 03/25/37
(c)
......... 6,755 5,223,232
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(e)
......... 15,580 12,573,331
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(e)
......... 13,293 11,102,207
Series 2007-FXD2, Class 1A1,
5.82%, 03/25/37
(e)
......... 6,596 5,724,564
Origen Manufactured Housing Contract
Trust
(c)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 3,195 2,882,900
Series 2007-B, Class A1, (LIBOR
USD 1 Month + 1.20%), 5.52%,
10/15/37
(b)
.............. 1,968 1,920,750
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(e)
................ 4,638 3,825,481
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(b)
................ 4,823 4,491,883
PRET LLC
(b)
Series 2021-NPL6, Class A1, 2.49%,
07/25/51
(e)
.............. 21,724 20,069,783
Series 2021-RN4, Class A1, 2.49%,
10/25/51
(c)
.............. 12,205 10,671,877
Progress Residential Trust
(b)
Series 2020-SFR2, Class B, 2.58%,
06/17/37 ............... 950 875,736
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 4,710 4,109,247
Security
Par (000)
Par (000) Value
United States (continued)
Series 2020-SFR3, Class F, 2.80%,
10/17/27 ............... USD 8,860 $ 7,748,877
Series 2021-SFR1, Class F, 2.76%,
04/17/38 ............... 5,100 4,288,139
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,734 1,372,386
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 7,000 5,720,282
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 9,262,355
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... 12,190 10,379,800
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 12,941,530
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 2,631,149
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 5,328,733
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,092,920
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 4,200,771
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 4,202,952
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 3,966,422
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 3,683,702
PRPM LLC, Series 2020-4, Class A1,
2.95%, 10/25/25
(b)(e)
.......... 10,593 10,219,390
RAMP Series Trust, Series 2004-RS7,
Class A2A, (LIBOR USD 1 Month +
0.62%), 4.25%, 07/25/34
(c)
..... 2,661 2,134,327
RASC Series Trust, Series 2006-EMX9,
Class 1A4, (LIBOR USD 1 Month +
0.24%), 4.87%, 11/25/36
(c)
...... 2,633 2,069,782
Regional Management Issuance Trust
(b)
Series 2020-1, Class A, 2.34%,
10/15/30 ............... 9,260 8,606,664
Series 2020-1, Class B, 3.23%,
10/15/30 ............... 1,140 1,027,279
Series 2020-1, Class C, 3.80%,
10/15/30 ............... 1,500 1,342,140
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 1,962,219
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 449,457
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,061,155
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 8,970 8,182,668
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,455,544
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 950,297
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,026,304
Series 2022-2B, Class A, 7.10%,
11/17/32 ............... 23,215 23,343,973
Republic Finance Issuance Trust
(b)
Series 2020-A, Class A, 2.47%,
11/20/30 ............... 9,180 8,667,631
Series 2020-A, Class B, 3.54%,
11/20/30 ............... 9,340 8,546,294
Series 2020-A, Class C, 4.05%,
11/20/30 ............... 2,420 2,197,279

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-A, Class A, 2.30%,
12/22/31 ............... USD 26,760 $ 23,974,113
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,207,877
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 2,040 1,772,164
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,260,398
SACO I Trust, Series 2006-9, Class
A1, (LIBOR USD 1 Month + 0.30%),
4.69%, 08/25/36
(c)
........... 66 65,497
Saxon Asset Securities Trust, Series
2007-1, Class M1, (LIBOR USD 1
Month + 0.29%), 4.68%, 01/25/47
(c)
3,224 2,803,213
Securitized Asset-Backed Receivables
LLC Trust, Series 2006-OP1, Class
M6, (LIBOR USD 1 Month + 1.01%),
5.39%, 10/25/35
(c)
........... 570 403,170
Service Experts Issuer LLC, Series
2021-1A, Class A, 2.67%, 02/02/32
(b)
12,157 11,040,789
Sesac Finance LLC, Series 2019-1,
Class A2, 5.22%, 07/25/49
(b)
.... 19,769 18,249,270
SG Mortgage Securities Trust
(c)
Series 2006-FRE2, Class A2C,
(LIBOR USD 1 Month + 0.32%),
4.71%, 07/25/36 .......... 2,383 536,942
Series 2006-OPT2, Class A3D,
(LIBOR USD 1 Month + 0.21%),
4.60%, 10/25/36 .......... 4,623 3,122,788
Signal Peak CLO 1 Ltd., Series 2014-
1A, Class BR3, (LIBOR USD 3
Month + 1.80%), 5.88%, 04/17/34
(b)(c)
1,000 953,753
Signal Peak CLO 2 LLC
(b)(c)
Series 2015-1A, Class AR2, (LIBOR
USD 3 Month + 0.98%), 5.22%,
04/20/29 ............... 1,656 1,632,789
Series 2015-1A, Class BR2, (LIBOR
USD 3 Month + 1.50%), 5.74%,
04/20/29 ............... 23,708 23,231,552
Series 2015-1A, Class CR2, (LIBOR
USD 3 Month + 1.90%), 6.14%,
04/20/29 ............... 14,000 13,435,267
Series 2015-1A, Class DR2, (LIBOR
USD 3 Month + 2.85%), 7.09%,
04/20/29 ............... 1,500 1,387,552
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (LIBOR
USD 1 Month + 4.75%), 9.07%,
10/15/41
(b)(c)
............... 24,274 26,034,002
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 10,350 9,795,731
Series 2015-C, Class B, 3.50%,
09/15/43 ............... 6,210 5,838,908
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 4,937,736
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,381,514
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 25,580 21,362,789
Series 2021-A, Class D1, 3.86%,
01/15/53 ............... 8,442 7,582,193
Series 2021-A, Class D2, 3.86%,
01/15/53 ............... 5,800 5,150,081
Series 2021-C, Class C, 3.00%,
01/15/53
(a)
.............. 1,330 1,110,006
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-C, Class D, 3.93%,
01/15/53 ............... USD 637 $ 563,023
SoFi RR Funding IV Trust, Series 2021-
1, Class A, 2.98%, 12/31/25
(a)(b)(e)
. —
(f)
—
Soundview Home Loan Trust, Series
2004-WMC1, Class M2, (LIBOR
USD 1 Month + 0.80%), 5.18%,
01/25/35
(c)
................ 106 94,956
SpringCastle America Funding LLC
(b)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 10,137 9,140,924
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 17,481,691
STAR Trust, Series 2021-SFR1, Class
F, (LIBOR USD 1 Month + 2.40%),
6.74%, 04/17/38
(b)(c)
.......... 1,870 1,730,795
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(b)
16,172 14,304,790
Tricon American Homes Trust
(b)
Series 2018-SFR1, Class E, 4.56%,
05/17/37 ............... 2,360 2,207,490
Series 2018-SFR1, Class F, 4.96%,
05/17/37 ............... 1,630 1,521,870
Series 2020-SFR1, Class F, 4.88%,
07/17/38 ............... 7,772 6,903,475
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(b)
................ 1,622 1,541,171
VOLT CVI LLC, Series 2021-NP12,
Class A1, 2.73%, 12/26/51
(b)(e)
... 24,232 22,387,547
Washington Mutual Asset-Backed
CertificatesTrust
(c)
Series 2006-HE4, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
4.75%, 09/25/36 .......... 12,925 3,955,769
Series 2006-HE5, Class 1A, (LIBOR
USD 1 Month + 0.16%), 3.94%,
10/25/36 ............... 3,913 2,914,463
Woodmont Trust, Series 2017-2A,
Class A1R, (LIBOR USD 3 Month +
1.67%), 5.91%, 04/20/33
(b)(c)
.... 14,000 13,310,293
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (LIBOR USD 1 Month +
0.40%), 4.79%, 06/25/37
(b)(c)
.... 5,749 1,891,330
2,459,037,179
Total Asset-Backed Securities — 13.4%
(Cost: $5,487,544,328) ........................... 5,055,311,553
Shares
Shares
Common Stocks
Australia — 0.0%
Glencore plc ................. 255,000 1,700,505
Brazil — 0.0%
MercadoLibre, Inc.
(g)
............ 901 762,462
Canada — 0.0%
CTC Triangle BV
(a)(g)
............ 1,318,669 395,239
George Weston Ltd. ............ 6,715 833,126
Hydro One Ltd.
(b)(d)
............. 30,272 810,905
Northern Graphite Corp.
(g)(h)
....... 435,208 155,891

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
Canada (continued)
Restaurant Brands International, Inc. 12,697 $ 821,179
3,016,340
France — 0.1%
Hermes International ........... 521 806,431
LVMH Moet Hennessy Louis Vuitton SE 10,550 7,677,164
Orange SA .................. 81,592 809,566
Pernod Ricard SA ............. 4,195 825,252
Teleperformance .............. 44,531 10,645,824
Unibail-Rodamco-Westfield
(g)(i)
..... 15,585 814,724
21,578,961
Germany — 0.1%
Commerzbank AG
(g)
............ 125,000 1,168,703
Deutsche Telekom AG (Registered) . 40,615 808,100
Fresenius SE & Co. KGaA ........ 740,874 20,694,033
Mercedes-Benz Group AG ........ 130,413 8,528,352
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 2,631 851,051
RWE AG ................... 18,765 829,558
Siemens AG (Registered) ........ 6,022 830,140
33,709,937
Italy — 0.0%
Enel SpA ................... 1,056,039 5,679,531
Ferrari NV .................. 3,721 797,926
6,477,457
Netherlands — 0.0%
Climate Transition Capital Acquisition I
BV
(g)(h)
................... 310,735 3,276,369
Koninklijke Ahold Delhaize NV ..... 28,451 818,003
Shell plc .................... 202,129 5,731,851
9,826,223
Switzerland — 0.0%
Swisscom AG (Registered) ....... 1,527 836,508
United Kingdom — 0.0%
Alphawave IP Group plc
(g)
........ 1,758,129 2,168,000
AstraZeneca plc .............. 6,112 827,072
BAE Systems plc .............. 83,750 865,004
BP plc, ADR ................. 89,000 3,108,770
Exscientia plc, ADR
(g)
........... 777,600 4,144,608
Genius Sports Ltd.
(g)
............ 1,196,795 4,272,558
Hedosophia European Growth
(g)
.... 444,510 4,710,674
NEW Look Retailers
(a)(g)
.......... 2,172,402 26
Standard Chartered plc .......... 115,323 860,139
20,956,851
United States — 1.3%
Abbott Laboratories ............ 25,000 2,744,750
Adobe, Inc.
(g)
................. 63,614 21,408,019
Aiven, Inc.
(a)(g)
................ 169,258 17,189,842
Alcoa Corp. .................. 52,699 2,396,224
Align Technology, Inc.
(g)
.......... 6,500 1,370,850
Alphabet, Inc., Class C
(g)
......... 37,000 3,283,010
Archer-Daniels-Midland Co. ....... 77,139 7,162,356
Astra Space, Inc.
(g)
............. 1,048,175 454,698
Booking Holdings, Inc.
(g)
......... 1,200 2,418,336
Bunge Ltd. .................. 67,817 6,766,102
Caesars Entertainment, Inc.
(g)
..... 50,447 2,098,595
California Resources Corp. ....... 317,619 13,819,603
Carlson Travel, Inc.
(g)
........... 17,611 107,427
Caterpillar, Inc. ............... 3,606 863,853
CF Industries Holdings, Inc. ....... 47,716 4,065,403
Chesapeake Energy Corp. ....... 140,934 13,299,942
Chubb Ltd. .................. 22,000 4,853,200
Security
Shares
Shares Value
United States (continued)
ConocoPhillips ............... 6,701 $ 790,718
Coterra Energy, Inc. ............ 120,000 2,948,400
Crowdstrike Holdings, Inc., Class A
(g)
. 18,812 1,980,715
Crown PropTech Acquisitions
(g)
..... 598,800 6,077,820
Crown PropTech Acquisitions
(a)(g)
... 229,536 2
CVS Health Corp. ............. 42,250 3,937,277
Datadog, Inc., Class A
(g)
......... 54,298 3,990,903
Davidson Kempner Merc h ant Co- Invest
Fund LP, (Acquired 04/07/21, cost
$6,788,939)
(g)(j)(k)
............ —
(l)
23,709,988
Deere & Co. ................. 1,902 815,502
Devon Energy Corp. ............ 69,247 4,259,383
DiamondRock Hospitality Co. ...... 769,114 6,299,044
Domino's Pizza, Inc. ............ 21,343 7,393,215
Dynatrace, Inc.
(g)
.............. 194,002 7,430,277
Edison International ............ 12,665 805,747
Element Solutions, Inc. .......... 302,555 5,503,475
Eli Lilly & Co. ................ 18,094 6,619,509
Energy Transfer LP ............ 347,950 4,130,167
EQT Corp. .................. 241,339 8,164,498
Exxon Mobil Corp. ............. 18,289 2,017,277
Fanatics Holdings Inc., Class
A, (Acquired 08/17/22, cost
$27,387,008)
(a)(g)(j)
........... 403,700 30,749,829
Forestar Group, Inc.
(g)
........... 118,660 1,828,551
Freeport-McMoRan, Inc. ......... 253,954 9,650,252
Green Plains, Inc.
(g)
............ 308,129 9,397,935
Halliburton Co. ............... 475,460 18,709,351
HCA Healthcare, Inc. ........... 19,543 4,689,538
Home Depot, Inc. (The) ......... 2,580 814,919
Humana, Inc. ................ 4,000 2,048,760
Informatica, Inc., Class A
(g)(h)
...... 519,948 8,469,953
Intuit, Inc. ................... 26,682 10,385,168
Keysight Technologies, Inc.
(g)
...... 30,000 5,132,100
Kins Technology
(a)(g)
............ 299,400 284,430
KLA Corp. ................... 11,500 4,335,845
Latch, Inc.
(g)
................. 715,325 507,809
Lions Gate Entertainment Corp., Class
A
(g)(h)
.................... 679,791 3,881,607
Lululemon Athletica, Inc.
(g)
........ 23,217 7,438,262
Marathon Oil Corp. ............. 53,047 1,435,982
Marathon Petroleum Corp. ....... 101,346 11,795,661
McDonald's Corp. ............. 14,453 3,808,799
McKesson Corp. .............. 15,540 5,829,365
Micron Technology, Inc. .......... 147,000 7,347,060
Microsoft Corp. ............... 20,000 4,796,400
Mr Cooper Group, Inc.
(g)
......... 112,359 4,508,967
New Look Builders, Inc.
(a)(g)
....... 8,689,610 87
Northrop Grumman Corp. ........ 12,124 6,614,976
Offerpad Solutions, Inc.
(g)
........ 1,076,500 495,728
ONEOK, Inc. ................. 12,303 808,307
OPAL Fuels, Inc., Class A
(g)
....... 12,217 88,940
Opendoor Technologies, Inc.
(g)(h)
.... 1,367,000 1,585,720
Otis Worldwide Corp. ........... 23,500 1,840,285
Ovintiv, Inc. .................. 35,000 1,774,850
Park Hotels & Resorts, Inc. ....... 362,883 4,278,391
Phillips 66 ................... 110,897 11,542,160
Pivotal Investment Corp. III, Class A
(g)
272,602 2,759,005
Planet Labs
(g)
................ 877,200 3,815,820
Playstudios, Inc.
(g)
............. 1,145,983 4,446,414
Proof Acquisition Corp. I
(a)(g)
....... 178,596 201,813
Rocket Lab USA, Inc.
(g)(h)
......... 639,711 2,411,710
Rockwell Automation, Inc. ........ 10,000 2,575,700
RXO, Inc.
(g)
.................. 20,000 344,000
Salesforce, Inc.
(g)
.............. 74,600 9,891,214

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
United States (continued)
Sarcos Technology & Robotics Corp.
(g)
5,001,793 $ 2,807,506
Sarcos Technology & Robotics Corp.
(g)(h)
443,506 248,940
Sarcos Technology & Robotics Corp.
(g)
120,943 70,147
SBA Communications Corp., Class A 2,774 777,580
Schlumberger Ltd. ............. 93,348 4,990,384
Sempra Energy ............... 5,050 780,427
Service Properties Trust ......... 766,304 5,586,356
ServiceNow, Inc.
(g)
............. 5,700 2,213,139
Snorkel AI, Inc., Series B (Acquired
06/30/21, cost $609,993)
(a)(g)(j)
... 40,613 289,165
Sonder Holdings, Inc.
(g)
.......... 1,202,324 1,490,882
Sunstone Hotel Investors, Inc. ..... 331,117 3,198,590
Symbotic Corp. Class A Legended,
Class A
(g)
................. 354,336 4,230,772
Symbotic, Inc.
(g)
............... 55,500 662,670
Taboola.com Ltd.
(g)
............. 430,575 1,326,171
Tesla, Inc.
(g)
.................. 37,820 4,658,668
TPB Acquisition Corp. I, Class A
(g)
... 443,988 4,457,640
United Rentals, Inc.
(g)
........... 17,470 6,209,187
Valero Energy Corp. ............ 46,870 5,945,928
Walt Disney Co. (The)
(g)
......... 75,000 6,516,000
Williams Cos., Inc. (The) ......... 23,838 784,270
Xenia Hotels & Resorts, Inc. ...... 423,967 5,587,885
XPO, Inc.
(g)
.................. 20,000 665,800
477,995,897
Total Common Stocks — 1.5%
(Cost: $703,656,633) ............................. 576,861,141
Par (000)
Pa r (000)
Corporate Bonds
Argentina — 0.0%
(b)
Generacion Mediterranea SA, 9.88%
,
12/01/27 ................. USD 18,342 11,409,903
Genneia SA, 8.75%
,
09/02/27 ..... 3,550 3,441,947
14,851,850
Australia — 0.2%
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. 11,461 9,944,566
AusNet Services Holdings Pty. Ltd.,
1.50%
,
02/26/27
(d)
........... EUR 4,500 4,333,506
BHP Billiton Finance USA Ltd., 4.13%
,
02/24/42 ................. USD 100 86,893
FMG Resources August 2006 Pty. Ltd.
(b)
4.38%, 04/01/31 ............ 200 166,337
6.13%, 04/15/32 ............ 14,256 13,295,145
Glencore Capital Finance DAC, 1.25%
,
03/01/33
(d)
................ EUR 2,200 1,610,041
National Australia Bank Ltd., 3.38%
,
01/14/26 ................. USD 1,224 1,170,539
OA Leasing Corp., 8.00%
,
03/28/26
(a)
AUD 19,039 12,638,636
Oceana Australian Fixed Income Trust
(a)
10.00%, 08/31/23 ........... 11,165 7,601,690
10.25%, 08/31/25 ........... 20,716 14,509,993
Rio Tinto Finance USA Ltd., 2.75%
,
11/02/51 .................. USD 999 660,823
Westpac Banking Corp.
3.74%, 08/26/25 ............ 100 97,392
5.46%, 11/18/27 ............ 466 475,912
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.00%), 4.11%, 07/24/34
(c)
... 100 85,737
Security
Par (000)
Par (000) Value
Australia (continued)
2.96%, 11/16/40 ............ USD 300 $ 198,080
66,875,290
Austria — 0.1%
ams-OSRAM AG
(d)
0.00%, 03/05/25
(m)(n)
......... EUR 17,800 14,581,165
6.00%, 07/31/25 ............ 5,185 5,175,362
2.13%, 11/03/27
(n)
........... 5,100 3,805,674
BAWAG Group AG, (EUR Swap Annual
5 Year + 2.30%), 2.38%
,
03/26/29
(c)
(d)
...................... 6,000 6,041,243
Lenzing AG
(EUR Swap Annual 5 Year +
11.21%), 5.75%
(c)(d)(o)
....... 21,300 18,891,470
48,494,914
Belgium — 0.4%
Anheuser-Busch Cos. LLC
3.65%, 02/01/26 ............ USD 5,104 4,912,122
4.70%, 02/01/36 ............ 680 642,221
Anheuser-Busch InBev SA
(d)
4.00%, 09/24/25 ............ GBP 4,900 5,816,313
2.70%, 03/31/26 ............ EUR 4,000 4,181,846
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 ............ USD 15,244 15,047,236
3.50%, 06/01/30 ............ 31,815 28,962,033
4.90%, 01/23/31 ............ 100 100,045
FLUVIUS System Operator CVBA,
0.25%
,
12/02/30
(d)
........... EUR 1,000 807,233
KBC Group NV, (GUKG1 + 0.92%),
1.25%
,
09/21/27
(c)(d)
.......... GBP 4,900 5,043,428
Solvay Finance SA, (EUR Swap Annual
5 Year + 3.70%), 5.43%
(c)(d)(o)
.... EUR 4,172 4,441,802
Solvay Finance SACA, (EUR Swap
Annual 5 Year + 5.22%), 5.87%
(c)(d)(o)
16,506 17,682,382
Solvay SA
(c)(d)(o)
(EUR Swap Annual 5 Year +
3.92%), 4.25% ........... 34,700 36,494,584
(EUR Swap Annual 5 Year +
2.98%), 2.50% ........... 12,400 11,693,095
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(b)
...... USD 3,000 2,700,000
138,524,340
Brazil — 0.3%
Atento Luxco 1 SA
8.00%, 02/10/26
(b)
........... 9,252 4,945,772
8.00%, 02/10/26
(d)
........... 3,000 1,603,688
Azul Investments LLP, 7.25%
,
06/15/26
(b)
................ 5,782 3,542,559
Braskem Netherlands Finance BV
(c)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(b)
... 4,828 4,659,925
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
8.22%), 8.50%, 01/23/81
(d)
... 2,967 2,863,712
BRF GmbH, 4.35%
,
09/29/26
(b)
.... 10,946 9,894,500
BRF SA, 4.88%
,
01/24/30
(d)
....... 3,424 2,883,222
CSN Resources SA, 5.88%
,
04/08/32
(b)
11,000 9,185,000
Embraer Netherlands Finance BV
6.95%, 01/17/28
(b)
........... 4,000 3,985,750
6.95%, 01/17/28
(d)
........... 5,000 4,982,187
GOL Equity Finance SA, 3.75%
,
07/15/24
(b)(n)
............... 2,589 1,233,658
Gol Finance SA, 7.00%
,
01/31/25
(b)
.. 9,351 4,069,438

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Brazil (continued)
GUSAP III LP, 4.25%
,
01/21/30
(d)
... USD 8,000 $ 7,391,500
Klabin Austria GmbH, 3.20%
,
01/12/31
(b)
................ 9,608 7,734,440
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(b)
........... 13,182 10,817,479
7.25%, 06/30/31
(d)
........... 1,554 1,275,251
Movida Europe SA, 5.25%
,
02/08/31
(d)
3,000 2,232,750
Nexa Resources SA, 5.38%
,
05/04/27
(b)
1,284 1,203,589
Odebrecht Offshore Drilling Finance
Ltd., 7.72%
,
(7.72% Cash or 7.72%
PIK), 12/01/26
(b)(p)
........... 4 1,076
Oi SA, 10.00%
,
(10.00% Cash or 4.00%
PIK), 07/27/25
(p)
............. 7,568 1,266,694
Simpar Europe SA, 5.20%
,
01/26/31
(b)
10,925 8,156,059
Suzano Austria GmbH
5.75%, 07/14/26
(b)
........... 3,000 3,008,063
5.00%, 01/15/30 ............ 5,000 4,677,500
3.75%, 01/15/31 ............ 5,557 4,639,400
Series DM3N, 3.13%, 01/15/32 .. 12,357 9,623,014
115,876,226
Canada — 0.6%
Air Canada Pass-Through Trust, Series
2015-2, Class B, 5.00%
,
12/15/23
(b)
6,006 5,879,361
Alimentation Couche-Tard, Inc., 1.88%
,
05/06/26
(d)
................ EUR 20,100 19,885,860
ARI FCP Investments LP, (LIBOR
USD 1 Month + 3.50%), 7.44%
,
01/30/25
(a)(c)
............... USD 2,919 2,773,155
Bank of Montreal, 1.25%
,
09/15/26 .. 274 239,412
Bank of Nova Scotia (The)
0.70%, 04/15/24 ............ 947 894,946
1.30%, 09/15/26 ............ 341 297,857
Barrick North America Finance LLC,
5.70%
,
05/30/41 ............ 191 191,829
Bell Telephone Co. of Canada or Bell
Canada (The)
Series US-5, 2.15%, 02/15/32 ... 500 391,065
4.46%, 04/01/48 ............ 200 170,337
Bombardier, Inc., 7.13%
,
06/15/26
(b)
. 2,235 2,168,429
Brookfield Finance, Inc.
4.85%, 03/29/29 ............ 900 858,405
4.35%, 04/15/30 ............ 138 125,475
Brookfield Residential Properties, Inc.
(b)
6.25%, 09/15/27 ............ 3,900 3,463,590
5.00%, 06/15/29 ............ 2,892 2,259,722
Canadian National Railway Co.
2.75%, 03/01/26 ............ 15,000 14,129,312
3.20%, 08/02/46 ............ 100 73,320
Canadian Pacific Railway Co.
1.75%, 12/02/26 ............ 200 178,227
2.05%, 03/05/30 ............ 8,380 6,867,396
2.45%, 12/02/31 ............ 13,917 11,526,204
Emera US Finance LP, 4.75%
,
06/15/46 297 229,152
Enbridge, Inc.
2.50%, 01/15/25 ............ 609 576,147
2.50%, 02/14/25 ............ 200 188,676
GFL Environmental, Inc., 4.75%
,
06/15/29
(b)
................ 100 87,525
Hammerhead Resources, Inc., Series
AI, 12.00%
,
07/10/24
(a)
........ 14,151 14,150,692
Mattamy Group Corp.
(b)
5.25%, 12/15/27 ............ 6,229 5,524,084
4.63%, 03/01/30 ............ 7,171 5,811,839
Security
Par (000)
Par (000) Value
Canada (continued)
MEG Energy Corp., 7.13%
,
02/01/27
(b)
USD 100 $ 101,989
NOVA Chemicals Corp., 4.88%
,
06/01/24
(b)
................ 3,053 2,953,766
Open Text Corp., 6.90%
,
12/01/27
(b)
. 6,536 6,536,000
Rogers Communications, Inc.
4.10%, 10/01/23 ............ 8,254 8,183,179
2.95%, 03/15/25
(b)
........... 24,833 23,661,271
3.80%, 03/15/32
(b)
........... 19,455 16,788,761
4.50%, 03/15/42
(b)
........... 298 242,890
3.70%, 11/15/49 ............ 267 180,824
4.55%, 03/15/52
(b)
........... 3,520 2,729,007
Royal Bank of Canada
3.97%, 07/26/24 ............ 7,497 7,387,952
0.65%, 07/29/24 ............ 1,378 1,286,264
0.75%, 10/07/24 ............ 3,560 3,310,090
1.20%, 04/27/26 ............ 673 598,384
Suncor Energy, Inc., 7.15%
,
02/01/32 121 130,154
Teck Resources Ltd., 3.90%
,
07/15/30 600 536,570
Thomson Reuters Corp.
4.30%, 11/23/23 ............ 23,365 23,201,242
3.35%, 05/15/26 ............ 763 721,802
Toronto-Dominion Bank (The)
2.35%, 03/08/24 ............ 15,000 14,551,160
Series FXD, 1.95%, 01/12/27 ... 15,000 13,365,302
2.80%, 03/10/27 ............ 1,414 1,296,776
2.88%, 04/05/27
(d)
........... GBP 4,900 5,374,370
4.69%, 09/15/27 ............ USD 658 650,480
TransCanada PipeLines Ltd.
4.88%, 01/15/26 ............ 172 170,915
7.63%, 01/15/39 ............ 100 114,330
233,015,495
Cayman Islands — 0.0%
Pearl Holding II Ltd., 6.00%
,
(6.00%
Cash or 14.00% PIK),
(d)(o)(p)
..... 3,340 44,381
Chile — 0.0%
(b)
Kenbourne Invest SA
6.88%, 11/26/24 ............ 10,354 9,780,000
4.70%, 01/22/28 ............ 2,532 1,971,479
VTR Comunicaciones SpA, 5.13%
,
01/15/28 ................. 5,000 3,079,062
14,830,541
China — 0.2%
Agile Group Holdings Ltd.
(d)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.25%), 8.38%
(c)(o)
........ 700 173,250
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
11.29%), 7.88%
(c)(o)
........ 901 218,492
5.75%, 01/02/25 ............ 701 367,906
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(a)(d)(g)(q)
.. CNY 2,990 —
China Evergrande Group, 10.00%
,
04/11/23
(d)(g)(q)
.............. USD 4,707 317,134
China SCE Group Holdings Ltd.
(d)
7.38%, 04/09/24 ............ 1,349 661,010
7.00%, 05/02/25 ............ 1,083 448,091
Country Garden Holdings Co. Ltd.,
2.70%
,
07/12/26
(d)
........... 1,670 939,375
Easy Tactic Ltd.
(p)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/25 ............... 799 178,707

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
China (continued)
7.50%, (7.50% Cash or 7.50% PIK),
07/11/28 ............... USD 750 $ 142,825
European TopSoho SARL, Series
SMCP, 4.00%
,
09/21/21
(d)(g)(n)(q)
... EUR 13,600 12,387,883
Fantasia Holdings Group Co. Ltd.
(d)(g)(q)
11.75%, 04/17/22 ........... USD 10,350 802,125
7.95%, 07/05/22 ............ 5,938 481,512
6.95%, 12/17/22 ............ 3,180 246,450
11.88%, 06/01/23 ........... 3,142 243,505
9.88%, 10/19/23 ............ 3,695 286,363
Fortune Star BVI Ltd., 5.95%
,
10/19/25
(d)
................ 2,561 2,013,266
Greenland Global Investment Ltd.,
6.13%
,
04/22/25
(d)
........... 853 332,670
Jingrui Holdings Ltd., 12.00%
,
08/31/22
(d)(g)(q)
.............. 2,542 101,680
Knight Castle Investments Ltd., 7.99%
,
01/23/23
(d)(g)(q)
.............. 6,000 4,200,000
Modern Land China Co. Ltd., 9.80%
,
04/11/23
(d)(g)(q)
.............. 6,833 392,898
New Metro Global Ltd.
(d)
6.80%, 08/05/23 ............ 550 497,750
4.50%, 05/02/26 ............ 853 568,311
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(d)(g)(q)
.............. HKD 8,000 102,493
NXP BV
3.88%, 06/18/26 ............ USD 17,425 16,613,648
4.30%, 06/18/29 ............ 5,475 5,072,930
3.40%, 05/01/30 ............ 8,422 7,239,235
3.25%, 05/11/41 ............ 1,000 692,063
3.25%, 11/30/51 ............ 6,848 4,253,464
Pearl Holding III Ltd., 9.00%
,
10/22/25
(d)
2,660 927,675
Redsun Properties Group Ltd., 9.70%
,
04/16/23
(d)(g)(q)
.............. 4,244 392,570
RKPF Overseas 2020 A Ltd., 5.20%
,
01/12/26
(d)
................ 2,318 1,634,190
Ronshine China Holdings Ltd.
(d)(g)(q)
7.35%, 12/15/23 ............ 464 23,200
7.10%, 01/25/25 ............ 4,000 200,000
Shui On Development Holding Ltd.,
5.75%
,
11/12/23
(d)
........... 300 282,000
Sinic Holdings Group Co. Ltd., 10.50%
,
06/18/22
(d)(g)(q)
.............. 2,919 29,190
Yango Justice International Ltd.
(g)(q)
10.25%, 09/15/22 ........... 1,207 24,140
8.25%, 11/25/23
(d)
........... 2,403 36,045
7.50%, 04/15/24
(d)
........... 2,633 39,495
7.88%, 09/04/24
(d)
........... 1,150 17,250
7.50%, 02/17/25
(d)
........... 2,628 39,420
Yanlord Land HK Co. Ltd., 6.80%
,
02/27/24
(d)
................ 1,165 1,118,400
64,738,611
Colombia — 0.2%
AI Candelaria Spain SA, 7.50%
,
12/15/28
(d)
................ 8,257 7,823,602
Avianca Midco 2 plc, 9.00%
,
12/01/28
(b)
30,111 21,980,818
Colombia Telecomunicaciones SA ESP,
4.95%
,
07/17/30
(d)
........... 6,000 4,789,875
Grupo Aval Ltd., 4.38%
,
02/04/30
(b)
.. 17,580 14,204,640
Oleoducto Central SA, 4.00%
,
07/14/27
(d)
................ 12,000 10,536,000
Security
Par (000)
Par (000) Value
Colombia (continued)
Promigas SA ESP
3.75%, 10/16/29
(b)
........... USD 9,482 $ 7,715,977
3.75%, 10/16/29
(d)
........... 5,000 4,068,750
SURA Asset Management SA, 4.88%
,
04/17/24
(d)
................ 4,442 4,408,685
75,528,347
Cyprus — 0.1%
ASG Finance DAC, 7.88%
,
12/03/24
(b)
13,214 12,751,510
Bank of Cyprus PCL, (EUR Swap
Annual 1 Year + 2.79%), 2.50%
,
06/24/27
(c)(d)
............... EUR 5,397 4,730,849
17,482,359
Czech Republic — 0.0%
CPI Property Group SA, 1.75%
,
01/14/30
(d)
................ 2,572 1,670,156
Denmark — 0.1%
(d)
Danske Bank A/S
(c)
(EUR Swap Annual 1 Year +
0.85%), 1.38%, 02/17/27 .... 11,600 11,292,121
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 8,000 8,255,155
Nassa Topco A/S, 2.88%
,
04/06/24 .. EUR 3,200 3,282,188
Nykredit Realkredit A/S, (EUR Swap
Annual 5 Year + 4.57%), 4.13%
(c)(o)
1,200 1,169,633
23,999,097
Dominican Republic — 0.0%
Aeropuertos Dominicanos Siglo XXI
SA, 6.75%
,
03/30/29
(b)
........ USD 1,206 1,168,313
Finland — 0.1%
(d)
Citycon OYJ, (EUR Swap Annual 5
Year + 4.71%), 4.50%
(c)(o)
...... EUR 767 480,511
Nordea Bank Abp, (U.K. Government
Bonds 5 Year Note Generic Bid Yield
+ 1.30%), 1.63%
,
12/09/32
(c)
.... GBP 5,900 5,645,416
OP Corporate Bank plc, 2.88%
,
12/15/25 ................. EUR 14,900 15,592,176
21,718,103
France — 1.6%
ABEILLE VIE SA d'Assurances Vie
et de Capitalisation SA, 6.25%
,
09/09/33
(d)
................ 5,000 5,122,328
Accor SA, 0.70%
,
12/07/27
(d)(n)
..... 2,684 1,178,226
Air France-KLM
(d)
(EURIBOR ICE Swap Rate 3 Year +
13.00%), 6.50%
(c)(n)(o)
....... 9,200 9,683,763
0.13%, 03/25/26
(n)
........... 10,201 1,753,749
3.88%, 07/01/26 ............ 5,100 4,884,759
Altice France SA
(d)
2.50%, 01/15/25 ............ 14,890 14,265,405
2.13%, 02/15/25 ............ 10,093 9,509,834
5.88%, 02/01/27 ............ 9,441 8,790,908
4.13%, 01/15/29 ............ 4,560 3,709,752
4.25%, 10/15/29 ............ 1,538 1,231,116
Arkema SA, (EUR Swap Annual 5 Year
+ 1.57%), 1.50%
(c)(d)(o)
......... 2,300 2,074,324
Atos SE
(d)
0.00%, 11/06/24
(m)(n)
......... 5,500 4,752,636
1.75%, 05/07/25 ............ 300 258,645
AXA SA, (EURIBOR 3 Month + 3.60%),
4.25%
,
03/10/43
(c)(d)
.......... 8,675 8,455,972

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
France (continued)
Banque Federative du Credit Mutuel
SA
(d)
4.88%, 09/25/25 ............ GBP 22,700 $ 27,173,398
4.00%, 11/21/29 ............ EUR 10,400 11,147,509
3.75%, 02/01/33 ............ 6,100 6,233,164
BNP Paribas SA
(LIBOR USD 6 Month + 0.08%),
4.24%
(c)(o)
............... USD 1,090 763,000
(USD Swap Semi 5 Year + 4.15%),
6.63%
(b)(c)(o)
.............. 3,600 3,477,549
(USD Swap Semi 5 Year + 5.15%),
7.38%
(c)(d)(o)
.............. 3,400 3,361,843
3.38%, 01/23/26
(d)
........... GBP 4,900 5,561,019
1.13%, 06/11/26
(d)
........... EUR 9,000 8,808,913
1.88%, 12/14/27
(d)
........... GBP 13,900 14,073,924
(EURIBOR 3 Month + 0.73%),
0.50%, 02/19/28
(c)(d)
........ EUR 9,900 9,007,307
(EURIBOR 3 Month + 1.35%),
1.13%, 04/17/29
(c)(d)
........ 7,900 7,099,692
(EUR Swap Annual 5 Year +
4.65%), 6.88%
(c)(d)(o)
........ 5,400 5,708,175
Series TMO, (BFRTMO - 0.25%),
0.84%
(c)(o)
............... 2,563 1,975,268
BPCE SA
(EURIBOR 3 Month + 1.00%),
0.50%, 09/15/27
(c)(d)
........ 9,000 8,343,184
(SOFR 1 Day + 1.31%), 2.28%,
01/20/32
(b)(c)
............. USD 4,200 3,139,907
4.00%, 11/29/32
(d)
........... EUR 18,100 18,886,891
Casino Guichard Perrachon SA
(EURIBOR ICE Swap Rate 10
Year  + 1.00%), 4.26%
(c)(o)
.... 11,374 1,887,171
(EURIBOR ICE Swap Rate 5 Year +
3.82%), 3.99%
(c)(d)(o)
........ 11,400 2,126,518
5.25%, 04/15/27
(d)
........... 3,900 2,097,814
Chrome Bidco SASU, 3.50%
,
05/31/28
(d)
................ 5,808 5,206,883
CMA CGM SA, 7.50%
,
01/15/26
(d)
... 10,258 11,326,567
Credit Agricole SA, (EURIBOR 3 Month
+ 1.25%), 1.00%
,
04/22/26
(c)(d)
... 12,700 12,670,057
Danone SA, 2.59%
,
11/02/23
(b)
..... USD 7,150 7,001,064
Faurecia SE
(d)
3.13%, 06/15/26 ............ EUR 2,888 2,730,222
7.25%, 06/15/26 ............ 5,150 5,548,155
2.75%, 02/15/27 ............ 7,652 6,891,978
3.75%, 06/15/28 ............ 2,011 1,825,468
Goldstory SASU
(d)
5.38%, 03/01/26 ............ 16,523 16,142,436
(EURIBOR 3 Month + 5.50%),
7.48%, 03/01/26
(c)
......... 2,350 2,459,209
Holding d'Infrastructures des Metiers de
l'Environnement, 0.63%
,
09/16/28
(d)
35,043 29,293,324
Iliad Holding SASU
5.13%, 10/15/26
(d)
........... 4,419 4,373,823
5.63%, 10/15/28
(d)
........... 300 290,457
7.00%, 10/15/28
(b)
........... USD 200 180,758
Iliad SA, 5.38%
,
06/14/27
(d)
....... EUR 7,200 7,645,582
IPD 3 BV, 5.50%
,
12/01/25
(d)
...... 1,178 1,192,771
Korian SA
(d)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 9.08%),
4.13%
(c)(o)
............... GBP 6,200 5,649,726
(EURIBOR 6 Month + 9.00%),
1.88%
(c)(n)(o)
.............. EUR 9,608 3,165,971
0.88%, 03/06/27
(n)
........... 5,441 2,327,942
Security
Par (000)
Par (000) Value
France (continued)
La Financiere Atalian SASU
(d)
4.00%, 05/15/24 ............ EUR 6,240 $ 5,654,288
5.13%, 05/15/25 ............ 3,700 2,704,913
6.63%, 05/15/25 ............ GBP 1,471 1,184,242
La Poste SA, (EUR Swap Annual 5
Year + 2.44%), 3.13%
(c)(d)(o)
..... EUR 7,600 7,377,606
Lion/Polaris Lux 4 SA, (EURIBOR 3
Month + 4.00%), 6.05%
,
07/01/26
(c)(d)
1,331 1,331,589
Loxam SAS
(d)
4.25%, 04/15/24 ............ 826 877,272
3.25%, 01/14/25 ............ 2,277 2,315,339
3.75%, 07/15/26 ............ 5,481 5,272,913
4.50%, 02/15/27 ............ 1,457 1,420,662
5.75%, 07/15/27 ............ 828 753,383
Novafives SAS, 5.00%
,
06/15/25
(d)
.. 2,247 1,921,225
Orano SA, 2.75%
,
03/08/28
(d)
...... 6,300 6,061,667
Paprec Holding SA, 3.50%
,
07/01/28
(d)
4,265 3,931,828
Picard Groupe SAS, 3.88%
,
07/01/26
(d)
12,862 11,717,503
Quatrim SASU, 5.88%
,
01/15/24
(d)
.. 969 1,011,305
RCI Banque SA
(d)
4.13%, 12/01/25 ............ 5,275 5,605,134
(EUR Swap Annual 5 Year +
2.85%), 2.63%, 02/18/30
(c)
... 7,400 7,038,577
Renault SA, 2.38%
,
05/25/26
(d)
..... 1,800 1,730,811
Sabena Technics Sas (Acquired
10/28/22, cost $16,948,782),
(3M EURIBOR + 5.00%), 6.58%
,
09/30/29
(a)(c)(j)
............... 17,291 18,509,151
Societe Generale SA
(USD Swap Semi 5 Year + 4.30%),
7.38%
(b)(c)(o)
.............. USD 6,480 6,211,930
(USD Swap Semi 5 Year + 4.30%),
7.38%
(c)(d)(o)
.............. 6,273 6,013,493
(USD Swap Semi 5 Year + 4.98%),
7.88%
(b)(c)(o)
.............. 3,500 3,464,365
1.88%, 10/03/24
(d)
........... GBP 4,900 5,585,010
(USD Swap Rate 5 Year + 5.87%),
8.00%
(b)(c)(o)
.............. USD 2,700 2,703,375
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.39%), 9.38%
(b)(c)(o)
........ 3,240 3,324,931
(EURIBOR 3 Month + 1.80%),
4.25%, 12/06/30
(c)(d)
........ EUR 18,600 19,145,653
4.25%, 11/16/32
(d)
........... 17,000 18,155,468
TDF Infrastructure SASU, 1.75%
,
12/01/29
(d)
................ 6,200 5,024,397
Teleperformance, 3.75%
,
06/24/29
(d)
. 21,700 21,905,436
Tereos Finance Groupe I SA, 4.13%
,
06/16/23
(d)
................ 2,100 2,232,209
TotalEnergies Capital International SA
1.66%, 07/22/26
(d)
........... GBP 4,900 5,319,160
2.99%, 06/29/41 ............ USD 300 223,475
TotalEnergies Capital SA, 3.88%
,
10/11/28 .................. 600 579,536
TotalEnergies SE
(c)(d)(o)
(EUR Swap Annual 5 Year +
1.77%), 1.75% ........... EUR 19,378 19,542,425
(EUR Swap Annual 5 Year +
2.15%), 2.63% ........... 18,224 18,247,906
Vallourec SA, 8.50%
,
06/30/26
(d)
.... 7,007 7,353,574
Veolia Environnement SA, (EUR Swap
Annual 5 Year + 2.50%), 2.88%
(c)(d)(o)
11,500 11,931,022
Verallia SA, 1.88%
,
11/10/31
(d)
..... 8,900 7,398,672
593,247,501

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Germany — 1.9%
ADLER Group SA
(d)
2.00%, 11/23/23
(e)(n)(q)
......... EUR 4,100 $ 2,984,415
3.25%, 08/05/25
(q)
........... 17,900 7,779,388
2.75%, 11/13/26
(q)
........... 8,700 3,678,601
2.25%, 04/27/27
(q)
........... 2,800 1,034,055
2.25%, 01/14/29 ............ 1,000 351,589
ADLER Real Estate AG
(d)
1.88%, 04/27/23 ............ 600 590,889
2.13%, 02/06/24 ............ 1,153 1,079,950
3.00%, 04/27/26 ............ 3,200 2,360,128
Allianz SE, (US Treasury Yield Curve
Rate T Note Constant Maturity 5
Year + 2.17%), 3.20%
(c)(d)(o)
..... USD 8,800 6,540,690
Aroundtown SA
(d)
(GBP Swap 5 Year + 4.38%),
4.75%
(c)(o)
............... GBP 6,200 3,442,529
(EUR Swap Annual 5 Year +
3.98%), 3.38%
(c)(o)
......... EUR 4,400 2,178,978
2.00%, 11/02/26 ............ 2,000 1,605,675
0.38%, 04/15/27 ............ 6,200 4,373,307
1.45%, 07/09/28 ............ 6,200 4,101,470
AT Securities BV, (USD Swap Semi 5
Year + 3.55%), 5.25%
(c)(d)(o)
..... USD 6,250 2,875,500
ATF Netherlands BV, (EUR Swap
Annual 5 Year + 4.38%), 3.75%
(c)(d)(o)
EUR 13,400 6,982,100
Bayer AG
(d)
0.05%, 01/12/25 ............ 4,400 4,386,875
1.00%, 01/12/36 ............ 1,500 1,082,007
(EUR Swap Annual 5 Year +
2.55%), 3.75%, 07/01/74
(c)
... 2,772 2,842,388
(EURIBOR ICE Swap Rate 5 Year +
2.65%), 2.38%, 11/12/79
(c)
... 50,400 48,292,441
Caresyntax, Inc., 0.00%
,
12/31/24
(m)
. USD 768 767,874
Cheplapharm Arzneimittel GmbH
(d)
3.50%, 02/11/27 ............ EUR 5,297 4,950,062
4.38%, 01/15/28 ............ 10,292 9,651,505
Commerzbank AG
(c)(d)
(EUR Swap Annual 5 Year +
6.36%), 6.13%
(o)
.......... 6,000 5,957,568
(EURIBOR 3 Month + 1.30%),
0.75%, 03/24/26 .......... 2,700 2,640,789
DEMIRE Deutsche Mittelstand Real
Estate AG, 1.88%
,
10/15/24
(d)
... 9,300 6,765,544
Deutsche Bahn Finance GmbH, (EUR
Swap Annual 5 Year + 1.26%),
0.95%
(c)(d)(o)
................ 9,900 9,611,892
Deutsche Bank AG
2.63%, 12/16/24
(d)
........... GBP 4,900 5,500,397
4.50%, 04/01/25 ............ USD 200 190,036
1.69%, 03/19/26 ............ 400 358,462
(Sterling Overnight Index Average +
1.94%), 4.00%, 06/24/26
(c)(d)
.. GBP 4,900 5,545,143
(EURIBOR ICE Swap Rate 5 Year +
6.94%), 10.00%
(c)(d)(o)
....... EUR 3,000 3,318,808
(EURIBOR 3 Month + 1.38%),
1.88%, 02/23/28
(c)(d)
........ 17,800 16,659,416
(EURIBOR 3 Month + 1.93%),
3.25%, 05/24/28
(c)(d)
........ 12,700 12,545,747
(SOFR 1 Day + 3.04%), 3.55%,
09/18/31
(c)
.............. USD 2,975 2,385,023
(EURIBOR ICE Swap Rate 5 Year +
3.30%), 4.00%, 06/24/32
(c)(d)
.. EUR 12,900 12,217,281
(SOFR 1 Day + 2.26%), 3.74%,
01/07/33
(c)
.............. USD 200 142,035
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Lufthansa AG
(d)
1.63%, 11/16/23 ............ EUR 2,600 $ 2,711,787
2.00%, 07/14/24 ............ 5,300 5,430,247
2.88%, 05/16/27 ............ 3,300 3,064,431
3.75%, 02/11/28 ............ 1,900 1,805,046
3.50%, 07/14/29 ............ 3,200 2,898,676
Deutsche Telekom International
Finance BV
8.75%, 06/15/30
(e)
........... USD 500 589,629
9.25%, 06/01/32 ............ 170 212,475
7.50%, 01/24/33 ............ EUR 837 1,138,248
DIC Asset AG, 2.25%
,
09/22/26
(d)
... 4,200 2,562,657
EnBW Energie Baden-Wuerttemberg
AG
(c)(d)
(EUR Swap Annual 5 Year +
1.42%), 1.13%, 11/05/79 ..... 3,100 3,061,220
(EUR Swap Annual 5 Year +
2.18%), 2.13%, 08/31/81 .... 26,200 18,790,679
EnBW International Finance BV, 3.63%
,
11/22/26
(d)
................ 5,795 6,209,610
Fresenius SE & Co. KGaA, 4.25%
,
05/28/26
(d)
................ 13,500 14,227,400
Gruenenthal GmbH
(d)
3.63%, 11/15/26 ............ 1,190 1,163,662
4.13%, 05/15/28 ............ 6,277 6,030,495
HT Troplast GmbH, 9.25%
,
07/15/25
(d)
3,837 3,724,925
IHO Verwaltungs GmbH
(p)
3.75%, (3.75% Cash or 4.50% PIK),
09/15/26
(d)
.............. 2,828 2,623,854
3.88%, (3.88% Cash or 4.63% PIK),
05/15/27
(c)(d)
............. 2,941 2,648,808
6.00%, (6.00% Cash or 6.75% PIK),
05/15/27
(b)
.............. USD 400 349,946
LANXESS AG, (EUR Swap Annual 5
Year + 4.51%), 4.50%
,
12/06/76
(c)(d)
EUR 12,013 12,589,733
Mercedes-Benz Finance North America
LLC, 8.50%
,
01/18/31 ......... USD 382 470,928
Nidda Healthcare Holding GmbH,
7.50%
,
08/21/26
(d)
........... EUR 40,186 40,920,020
PCF GmbH
(d)
4.75%, 04/15/26 ............ 1,566 1,384,644
(EURIBOR 3 Month + 4.75%),
6.13%, 04/15/26
(c)
......... 5,069 4,876,663
Phoenix PIB Dutch Finance BV, 2.38%
,
08/05/25
(d)
................ 2,900 2,903,624
ProGroup AG, 3.00%
,
03/31/26
(d)
... 8,506 7,978,473
Renk AG, 5.75%
,
07/15/25
(d)
...... 3,039 3,017,411
RWE AG
(d)
2.50%, 08/24/25 ............ 9,900 10,305,813
2.75%, 05/24/30 ............ 11,730 11,433,817
1.00%, 11/26/33 ............ 4,897 3,747,533
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(d)
....... 6,630 6,656,230
Techem Verwaltungsgesellschaft 675
mbH, 2.00%
,
07/15/25
(d)
....... 689 675,771
Tele Columbus AG, 3.88%
,
05/02/25
(d)
11,977 9,601,328
thyssenkrupp AG
(d)
1.88%, 03/06/23 ............ 4,040 4,302,995
2.88%, 02/22/24 ............ 11,148 11,807,837
2.50%, 02/25/25 ............ 200 209,074
TK Elevator Midco GmbH
(d)
4.38%, 07/15/27 ............ 4,225 4,001,190
(EURIBOR 3 Month + 4.75%),
6.13%, 07/15/27
(c)
......... 5,885 6,079,112

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Germany (continued)
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(b)
................ USD 8,738 $ 7,755,324
Vantage Towers AG
(d)
0.00%, 03/31/25 ............ EUR 4,700 4,790,628
0.38%, 03/31/27 ............ 20,400 20,232,147
0.75%, 03/31/30 ............ 6,800 6,678,537
Volkswagen Bank GmbH, 2.50%
,
07/31/26
(d)
................ 10,100 10,081,636
Volkswagen Financial Services AG,
0.88%
,
01/31/28
(d)
........... 9,900 8,785,121
Volkswagen Financial Services NV
(d)
1.88%, 12/03/24 ............ GBP 2,700 3,045,786
4.25%, 10/09/25 ............ 2,100 2,433,156
5.50%, 12/07/26 ............ 26,400 31,268,728
Volkswagen International Finance NV,
Series NC6, (EUR Swap Annual 6
Year + 2.97%), 3.38%
(c)(d)(o)
..... EUR 49,900 50,677,486
Volkswagen Leasing GmbH
(d)
0.00%, 07/19/24 ............ 7,901 7,939,257
0.63%, 07/19/29 ............ 15,631 12,874,769
Vonovia SE, 0.38%
,
06/16/27
(d)
.... 6,000 5,266,614
Wintershall Dea Finance 2 BV, Series
NC5, (EUR Swap Annual 5 Year +
2.92%), 2.50%
(c)(d)(o)
.......... 43,200 37,157,529
Wintershall Dea Finance BV
(d)
0.84%, 09/25/25 ............ 30,800 29,665,541
1.33%, 09/25/28 ............ 23,600 20,433,816
1.82%, 09/25/31 ............ 10,100 7,969,947
ZF Europe Finance BV
(d)
2.00%, 02/23/26 ............ 1,300 1,196,627
2.50%, 10/23/27 ............ 1,900 1,673,659
ZF Finance GmbH
(d)
3.00%, 09/21/25 ............ 7,900 7,769,561
2.00%, 05/06/27 ............ 1,800 1,570,736
2.75%, 05/25/27 ............ 3,100 2,787,452
2.25%, 05/03/28 ............ 1,900 1,585,805
3.75%, 09/21/28 ............ 10,600 9,511,611
723,128,021
Greece — 0.0%
Danaos Corp., 8.50%
,
03/01/28
(b)
... USD 4,300 4,128,000
Guatemala — 0.0%
Millicom International Cellular SA
6.63%, 10/15/26
(b)
........... 5,400 5,355,450
5.13%, 01/15/28
(d)
........... 3,082 2,859,725
8,215,175
Guernsey — 0.0%
Doric Nimrod Air Alpha Pass-Through
Trust, Series 2013-1, Class A,
5.25%
,
05/30/23
(b)
........... 236 233,795
Hong Kong — 0.1%
Bank of East Asia Ltd. (The)
(c)(d)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.26%), 5.88% ........... 876 804,442
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.53%), 5.83% ........... 800 700,000
Link CB Ltd., 4.50%
,
12/12/27
(d)(n)
... HKD 208,000 28,330,072
Melco Resorts Finance Ltd.
5.25%, 04/26/26
(d)
........... USD 450 394,875
5.63%, 07/17/27
(d)
........... 200 169,788
5.38%, 12/04/29
(b)
........... 392 305,760
Security
Par (000)
Par (000) Value
Hong Kong (continued)
REXLot Holdings Ltd.
(d)(g)(n)(q)
6.00%, 04/28/17 ............ HKD 1,103 $ 43,975
4.50%, 04/17/19 ............ 15,091 19,334
30,768,246
India — 0.1%
ABJA Investment Co. Pte. Ltd., 5.95%
,
07/31/24
(d)
................ USD 400 398,500
Adani Electricity Mumbai Ltd., 3.95%
,
02/12/30
(b)
................ 5,289 3,990,881
Adani Green Energy Ltd., 4.38%
,
09/08/24
(d)
................ 8,000 7,226,500
CA Magnum Holdings, 5.38%
,
10/31/26
(d)
................ 1,455 1,316,964
Continuum Energy Levanter Pte. Ltd.
4.50%, 02/09/27
(b)
........... 7,329 6,614,253
4.50%, 02/09/27
(d)
........... 860 776,247
GMR Hyderabad International Airport
Ltd.
(d)
4.75%, 02/02/26 ............ 1,090 1,009,817
4.25%, 10/27/27 ............ 200 172,100
Greenko Dutch BV, 3.85%
,
03/29/26
(d)
248 215,400
Greenko Mauritius Ltd., 6.25%
,
02/21/23
(d)
................ 200 198,500
Greenko Solar Mauritius Ltd., 5.55%
,
01/29/25
(d)
................ 200 187,000
India Green Energy Holdings, 5.38%
,
04/29/24
(b)
................ 1,712 1,647,800
India Green Power Holdings, 4.00%
,
02/22/27
(d)
................ 1,228 1,046,870
Network i2i Ltd., (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 4.27%), 5.65%
(c)(d)(o)
.... 2,162 2,052,278
Periama Holdings LLC, 5.95%
,
04/19/26
(d)
................ 1,500 1,395,281
REC Ltd., 3.88%
,
07/07/27
(d)
...... 1,000 918,313
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(d)
................ 799 713,507
UPL Corp. Ltd., 4.63%
,
06/16/30
(d)
.. 1,000 780,500
Vedanta Resources Finance II plc,
8.95%
,
03/11/25
(b)
........... 16,522 11,173,003
Vedanta Resources Ltd., 6.13%
,
08/09/24
(b)
................ 5,000 3,157,188
Videocon Industries Ltd., 2.84%
,
12/31/20
(a)(d)(e)(g)(n)(q)
........... 735 —
44,990,902
Indonesia — 0.1%
Freeport Indonesia PT
4.76%, 04/14/27
(b)
........... 5,835 5,594,948
4.76%, 04/14/27
(d)
........... 4,575 4,386,785
LLPL Capital Pte. Ltd., 6.88%
,
02/04/39
(d)
................ 1,706 1,467,504
Minejesa Capital BV, 4.63%
,
08/10/30
(d)
2,000 1,740,220
Star Energy Geothermal Darajat II,
4.85%
,
10/14/38
(d)
........... 2,700 2,238,131
Theta Capital Pte. Ltd.
(d)
8.13%, 01/22/25 ............ 2,643 1,992,657
6.75%, 10/31/26 ............ 200 129,787
17,550,032
Ireland — 0.0%
AerCap Ireland Capital DAC, 3.85%
,
10/29/41 ................. 1,300 919,067

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Israel — 0.1%
Leviathan Bond Ltd., 5.75%
,
06/30/23
(b)
(d)
...................... USD 1,897 $ 1,883,721
Teva Pharmaceutical Finance
Netherlands II BV
6.00%, 01/31/25 ............ EUR 3,085 3,240,007
4.50%, 03/01/25 ............ 4,052 4,141,735
1.88%, 03/31/27
(d)
........... 2,710 2,323,093
3.75%, 05/09/27 ............ 4,876 4,499,547
1.63%, 10/15/28
(d)
........... 821 651,055
4.38%, 05/09/30 ............ 4,764 4,198,584
20,937,742
Italy — 0.7%
ASTM SpA
(d)
1.50%, 01/25/30 ............ 2,600 2,146,926
2.38%, 11/25/33 ............ 2,075 1,594,997
Atlantia SpA, 1.63%
,
02/03/25
(d)
.... 2,935 2,918,956
Banco BPM SpA
(c)(d)
(EUR Swap Annual 5 Year +
5.42%), 5.00%, 09/14/30 .... 1,017 1,052,424
(EUR Swap Annual 5 Year +
3.80%), 3.25%, 01/14/31 .... 400 374,658
(EUR Swap Annual 5 Year +
3.17%), 2.88%, 06/29/31 .... 12,605 11,165,746
(EUR Swap Annual 5 Year +
3.40%), 3.38%, 01/19/32 .... 2,850 2,532,149
Cedacri Mergeco SpA, (EURIBOR 3
Month + 4.63%), 6.39%
,
05/15/28
(c)(d)
2,393 2,374,980
Centurion Bidco SpA, 5.88%
,
09/30/26
(d)
................ 4,829 4,447,223
doValue SpA
(d)
5.00%, 08/04/25 ............ 800 819,965
3.38%, 07/31/26 ............ 3,571 3,351,559
Enel Finance International NV, 3.88%
,
03/09/29
(d)
................ 18,880 19,974,760
Enel SpA
(c)(d)(o)
Series 6.5Y, (EUR Swap Annual 5
Year + 1.72%), 1.38% ...... 25,125 21,214,605
Series 9.5Y, (EUR Swap Annual 5
Year + 2.01%), 1.88% ...... 8,200 6,251,629
Eni SpA
(d)
0.63%, 09/19/24 ............ 1,235 1,257,166
Series NC5., (EUR Swap Annual 5
Year + 3.17%), 2.63%
(c)(o)
.... 26,900 26,038,357
Series NC6, (EUR Swap Annual 5
Year + 2.20%), 2.00%
(c)(o)
.... 8,266 7,344,122
0.38%, 06/14/28 ............ 10,900 9,629,289
FCA Bank SpA, 0.00%
,
04/16/24
(d)
.. 9,300 9,473,199
Fiber Bidco Spa, 11.00%
,
10/25/27
(d)
. 500 566,054
IMA Industria Macchine Automatiche
SpA, 3.75%
,
01/15/28
(d)
....... 1,984 1,742,377
Intesa Sanpaolo SpA
(d)
(EUR Swap Annual 5 Year +
6.07%), 5.88%
(c)(o)
......... 2,879 2,885,187
(EUR Swap Annual 5 Year +
7.19%), 7.75%
(c)(o)
......... 3,056 3,151,239
(EUR Swap Annual 5 Year +
5.56%), 6.38%
(c)(o)
......... 1,075 986,110
(EUR Swap Annual 5 Year +
5.75%), 5.88%, 03/04/29
(c)
... 1,100 1,190,089
2.50%, 01/15/30 ............ GBP 3,291 3,065,283
5.15%, 06/10/30 ............ 275 270,500
(EUR Swap Annual 5 Year +
6.09%), 5.88%
(c)(o)
......... EUR 6,075 5,221,766
Security
Par (000)
Par (000) Value
Italy (continued)
Intesa Sanpaolo Vita SpA, 2.38%
,
12/22/30
(d)
................ EUR 12,750 $ 9,929,872
Lottomatica SpA, 5.13%
,
07/15/25
(d)
. 13,786 13,952,512
Nexi SpA, 0.00%
,
02/24/28
(d)(m)(n)
.... 9,900 7,578,185
Rekeep SpA, 7.25%
,
02/01/26
(d)
.... 5,841 5,197,252
Rossini SARL
(d)
(EURIBOR 3 Month + 3.88%),
5.48%, 10/30/25
(c)
......... 1,558 1,634,406
6.75%, 10/30/25 ............ 9,159 9,694,993
TeamSystem SpA, (EURIBOR 3 Month
+ 3.75%), 5.13%
,
02/15/28
(c)(d)
... 4,381 4,428,794
Telecom Italia SpA
5.88%, 05/19/23 ............ GBP 3,000 3,594,389
4.00%, 04/11/24
(d)
........... EUR 4,677 4,868,816
2.75%, 04/15/25
(d)
........... 1,975 1,955,591
3.00%, 09/30/25
(d)
........... 600 594,665
2.88%, 01/28/26
(d)
........... 1,100 1,068,577
1.63%, 01/18/29
(d)
........... 10,587 8,610,340
UniCredit SpA
(c)
(EUR Swap Annual 5 Year +
6.39%), 6.63%
(d)(o)
......... 7,700 7,961,397
(EUR Swap Annual 5 Year +
4.93%), 5.38%
(d)(o)
......... 5,100 4,878,633
(EURIBOR ICE Swap Rate 5 Year +
7.33%), 7.50%
(d)(o)
......... 1,300 1,351,605
(EURIBOR ICE Swap Rate 5 Year +
4.74%), 4.88%, 02/20/29
(d)
... 800 844,878
(EUR Swap Annual 5 Year +
2.40%), 2.00%, 09/23/29
(d)
... 200 196,303
(EUR Swap Annual 5 Year +
2.80%), 2.73%, 01/15/32
(d)
... 11,252 10,118,057
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.75%), 5.46%, 06/30/35
(b)
... USD 200 162,490
Unipol Gruppo SpA, 3.25%
,
09/23/30
(d)
EUR 1,800 1,780,503
253,443,573
Jamaica — 0.0%
(b)
Digicel Group Holdings Ltd., 8.00%
,
(8.00% Cash or 8.00% PIK),
04/01/25
(p)
................ USD 5,084 1,259,864
Digicel International Finance Ltd.
8.75%, 05/25/24 ............ 4,843 4,155,579
13.00%, (13.00% Cash or 13.00%
PIK), 12/31/25
(p)
.......... 2,946 1,522,413
8.00%, 12/31/26 ............ 1,933 848,680
7,786,536
Japan — 0.4%
East Japan Railway Co., 2.61%
,
09/08/25
(d)
................ EUR 22,730 23,647,197
Honda Motor Co. Ltd., 2.97%
,
03/10/32 USD 200 171,335
Mitsubishi UFJ Financial Group, Inc.
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
0.55%), 0.95%, 07/19/25
(c)
... 351 326,137
3.96%, 03/02/28 ............ 400 379,986
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.95%), 5.02%, 07/20/28
(c)
... 200 195,225
3.74%, 03/07/29 ............ 200 184,306
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
0.95%), 2.31%, 07/20/32
(c)
... 600 461,763

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Japan (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
0.97%), 2.49%, 10/13/32
(c)
... USD 447 $ 348,283
Mizuho Financial Group, Inc.
(c)
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.25%), 3.26%, 05/22/30 .... 15,000 12,977,004
(SOFR 1 Day + 1.77%), 2.20%,
07/10/31 ............... 1,214 947,618
Nissan Motor Co. Ltd.
(d)
2.65%, 03/17/26 ............ EUR 3,940 3,909,184
3.20%, 09/17/28 ............ 6,160 5,772,825
Nomura Holdings, Inc.
5.10%, 07/03/25 ............ USD 10,166 10,054,107
3.00%, 01/22/32 ............ 354 277,733
Rakuten Group, Inc., (EUR Swap
Annual 5 Year + 4.74%), 4.25%
(c)(d)(o)
EUR 2,052 1,257,875
SoftBank Group Corp.
(d)
(USD Swap Rate 5 Year + 4.23%),
6.00%
(c)(o)
............... USD 4,000 3,799,200
2.13%, 07/06/24 ............ EUR 17,451 17,512,897
4.50%, 04/20/25 ............ 689 693,941
4.75%, 07/30/25 ............ 5,081 5,085,424
5.13%, 09/19/27 ............ USD 3,800 3,277,500
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/26 ............ 567 519,213
2.47%, 01/14/29 ............ 10,164 8,560,638
2.13%, 07/08/30 ............ 300 237,078
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 ............ 11,885 11,783,617
2.05%, 03/31/30 ............ 18,479 15,083,472
2.00%, 07/09/40 ............ EUR 685 520,132
3.18%, 07/09/50 ............ USD 3,973 2,679,546
3.38%, 07/09/60 ............ 8,000 5,352,354
Toyota Motor Corp., 3.67%
,
07/20/28 177 167,742
136,183,332
Kuwait — 0.0%
Ahli United Sukuk Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.01%), 3.88%
(c)(d)
(o)
...................... 1,551 1,407,532
Equate Petrochemical BV
4.25%, 11/03/26
(d)
........... 2,264 2,160,422
2.63%, 04/28/28
(b)
........... 2,452 2,128,336
MEGlobal Canada ULC, 5.88%
,
05/18/30
(d)
................ 1,500 1,504,500
NBK Tier 1 Ltd., (USD Constant
Maturity 6 Year + 2.88%), 3.63%
(b)(c)
(o)
...................... 6,758 5,882,839
13,083,629
Luxembourg — 0.5%
Altice Financing SA
2.25%, 01/15/25
(d)
........... EUR 18,430 18,057,398
3.00%, 01/15/28
(d)
........... 19,028 16,050,396
5.00%, 01/15/28
(b)
........... USD 200 161,000
4.25%, 08/15/29
(d)
........... EUR 10,743 9,263,125
Altice Finco SA, 4.75%
,
01/15/28
(d)
.. 2,500 1,984,855
ArcelorMittal SA, 6.80%
,
11/29/32 ... USD 200 198,869
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(d)
................ GBP 4,138 4,052,135
Cullinan Holdco Scsp, 4.63%
,
10/15/26
(d)
................ EUR 7,001 6,544,058
Garfunkelux Holdco 3 SA
(d)
6.75%, 11/01/25 ............ 17,134 14,622,434
Security
Par (000)
Par (000) Value
Luxembourg (continued)
7.75%, 11/01/25 ............ GBP 12,479 $ 11,721,778
Herens Midco SARL, 5.25%
,
05/15/29
(d)
EUR 3,310 2,447,125
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(d)
................ 5,300 3,099,132
Monitchem HoldCo 3 SA
(d)
5.25%, 03/15/25 ............ 5,602 5,748,711
(EURIBOR 3 Month + 5.25%),
7.30%, 03/15/25
(c)
......... 502 519,230
Prologis International Funding II SA,
3.63%
,
03/07/30
(d)
........... 12,992 13,117,547
SES SA
(d)
(EUR Swap Annual 5 Year +
5.40%), 5.63%
(c)(o)
......... 8,300 8,624,768
(EUR Swap Annual 5 Year +
3.19%), 2.88%
(c)(o)
......... 37,866 32,167,512
3.50%, 01/14/29 ............ 5,252 5,102,440
Summer BC Holdco B SARL, 5.75%
,
10/31/26
(d)
................ 19,604 17,653,717
Vivion Investments SARL
(d)
3.00%, 08/08/24 ............ 11,900 9,846,749
3.50%, 11/01/25 ............ 1,700 1,347,281
182,330,260
Macau — 0.0%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(d)
................ USD 1,150 959,028
MGM China Holdings Ltd.
5.38%, 05/15/24
(b)
........... 527 505,920
5.88%, 05/15/26
(b)
........... 327 302,843
5.88%, 05/15/26
(d)
........... 350 324,144
4.75%, 02/01/27
(d)
........... 1,466 1,288,522
Sands China Ltd., 4.88%
,
06/18/30
(e)
. 1,750 1,511,563
Studio City Finance Ltd., 5.00%
,
01/15/29
(b)
................ 3,100 2,290,125
Wynn Macau Ltd.
4.88%, 10/01/24
(d)
........... 200 187,900
4.88%, 10/01/24
(b)
........... 747 701,806
5.50%, 01/15/26
(d)
........... 1,700 1,547,850
5.50%, 10/01/27
(b)
........... 327 283,264
5.50%, 10/01/27
(d)
........... 200 173,250
5.63%, 08/26/28
(b)
........... 200 168,978
5.13%, 12/15/29
(b)
........... 435 347,604
10,592,797
Malaysia — 0.0%
(d)
Cindai Capital Ltd., 0.00%
,
02/08/23
(m)(n)
10,000 9,917,669
TNB Global Ventures Capital Bhd.,
4.85%
,
11/01/28 ............ 1,250 1,200,234
11,117,903
Mexico — 0.3%
Alfa SAB de CV, 5.25%
,
03/25/24
(d)
.. 7,000 6,937,875
Alpek SAB de CV
3.25%, 02/25/31
(b)
........... 782 649,695
3.25%, 02/25/31
(d)
........... 3,035 2,521,516
Axtel SAB de CV
6.38%, 11/14/24
(b)
........... 10,148 8,275,694
6.38%, 11/14/24
(d)
........... 4,907 4,001,658
Banco Mercantil del Norte SA
(c)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.97%), 6.75%
(d)
.......... 855 832,717
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88%
(b)
.......... 9,355 8,330,627

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mexico (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.64%), 5.88%
(d)
.......... USD 6,000 $ 5,343,000
(US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.03%), 6.63%
(b)
.......... 5,855 4,829,643
(US Treasury Yield Curve Rate T
Note Constant Maturity 10 Year +
5.03%), 6.63%
(d)
.......... 5,300 4,371,838
Braskem Idesa SAPI
6.99%, 02/20/32
(b)
........... 7,632 5,437,800
6.99%, 02/20/32
(d)
........... 7,000 4,987,500
Cemex SAB de CV, 3.13%
,
03/19/26
(d)
EUR 3,223 3,301,923
FEL Energy VI SARL, 5.75%
,
12/01/40
(d)
................ USD 3,626 3,089,220
Fresnillo plc, 4.25%
,
10/02/50
(d)
.... 10,000 7,855,000
Gruma SAB de CV, 4.88%
,
12/01/24
(d)
7,000 6,916,000
Grupo Bimbo SAB de CV
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.28%), 5.95%
(b)(c)(o)
........ 1,712 1,696,271
3.88%, 06/27/24
(d)
........... 6,000 5,866,050
Grupo Posadas SAB de CV, 6.00%
,
12/30/27
(d)(e)
............... 7,058 5,565,589
Grupo Televisa SAB, 6.63%
,
01/15/40 2,691 2,766,348
Industrias Penoles SAB de CV
5.65%, 09/12/49
(d)
........... 4,000 3,740,750
4.75%, 08/06/50
(d)
........... 3,400 2,802,450
4.75%, 08/06/50
(b)
........... 600 494,550
Metalsa S A P I de CV, 3.75%
,
05/04/31
(d)
................ 5,000 3,902,500
Mexico City Airport Trust
(d)
4.25%, 10/31/26 ............ 10,000 9,495,625
5.50%, 07/31/47 ............ 3,924 3,021,480
Minera Mexico SA de CV, 4.50%
,
01/26/50
(d)
................ 6,000 4,538,625
Nemak SAB de CV, 3.63%
,
06/28/31
(d)
5,000 3,882,188
Trust Fibra Uno
(d)
5.25%, 01/30/26 ............ 1,114 1,076,959
4.87%, 01/15/30 ............ 3,130 2,684,562
129,215,653
Morocco — 0.0%
Vivo Energy Investments BV, 5.13%
,
09/24/27
(b)
................ 5,993 5,340,512
Netherlands — 0.7%
ABN AMRO Bank NV
(d)
2.38%, 06/01/27 ............ EUR 17,100 17,150,950
4.25%, 02/21/30 ............ 7,900 8,364,040
ASR Nederland NV, (EUR Swap Annual
5 Year + 5.30%), 7.00%
,
12/07/43
(c)
(d)
...................... 5,100 5,460,933
Cooperatieve Rabobank UA
3.88%, 08/22/24 ............ USD 350 343,758
(EUR Swap Annual 5 Year +
4.10%), 4.63%
(c)(d)(o)
........ EUR 3,400 3,363,362
(GUKG1 + 1.05%), 1.88%,
07/12/28
(c)(d)
............. GBP 4,900 5,019,282
de Volksbank NV, (EUR Swap Annual 5
Year + 2.10%), 1.75%
,
10/22/30
(c)(d)
EUR 7,000 6,785,797
ING Groep NV
3.00%, 02/18/26
(d)
........... GBP 4,900 5,510,050
(SOFR 1 Day + 1.64%), 3.87%,
03/28/26
(c)
.............. USD 8,560 8,236,994
Security
Par (000)
Par (000) Value
Netherlands (continued)
(EURIBOR 3 Month + 0.85%),
1.25%, 02/16/27
(c)(d)
........ EUR 27,400 $ 26,617,861
(SOFR 1 Day + 1.83%), 4.02%,
03/28/28
(c)
.............. USD 600 561,048
(EURIBOR 3 Month + 0.68%),
0.25%, 02/18/29
(c)(d)
........ EUR 5,000 4,308,968
(EUR Swap Annual 5 Year +
1.20%), 1.00%, 11/13/30
(c)(d)
.. 5,000 4,715,140
JDE Peet's NV, 0.00%
,
01/16/26
(d)
.. 10,100 9,595,895
Koninklijke KPN NV, (EUR Swap
Annual 5 Year + 2.34%), 2.00%
(c)(d)(o)
5,700 5,634,490
Lincoln Financing SARL
(d)
3.63%, 04/01/24 ............ 7,400 7,802,510
(EURIBOR 3 Month + 3.88%),
5.03%, 04/01/24
(c)
......... 6,200 6,587,014
Louis Dreyfus Co. Finance BV, 2.38%
,
11/27/25
(d)
................ 10,100 10,286,373
OCI NV, 3.63%
,
10/15/25
(d)
....... 1,895 2,005,903
Q-Park Holding I BV
(d)
1.50%, 03/01/25 ............ 2,614 2,562,059
(EURIBOR 3 Month + 2.00%),
3.98%, 03/01/26
(c)
......... 2,412 2,380,701
2.00%, 03/01/27 ............ 1,488 1,325,234
Shell International Finance BV, 4.38%
,
05/11/45 .................. USD 1,209 1,056,420
Summer BidCo BV
(d)(p)
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25
(c)
.............. EUR 1,959 1,478,606
9.00%, (9.00% Cash or 9.75% PIK),
11/15/25 ............... 2,119 1,602,602
Trivium Packaging Finance BV
(e)
3.75%, 08/15/26
(d)
........... 3,187 3,104,487
5.50%, 08/15/26
(b)
........... USD 4,128 3,785,110
United Group BV
(d)
4.88%, 07/01/24 ............ EUR 18,575 18,457,755
4.00%, 11/15/27 ............ 5,535 4,377,465
4.63%, 08/15/28 ............ 9,257 7,261,945
(EURIBOR 3 Month + 4.88%),
6.52%, 02/01/29
(c)
......... 2,684 2,470,855
5.25%, 02/01/30 ............ 4,410 3,381,049
Universal Music Group NV
(d)
3.00%, 06/30/27 ............ 10,100 10,384,035
3.75%, 06/30/32 ............ 4,026 4,083,865
Viterra Finance BV
(d)
0.38%, 09/24/25 ............ 13,300 12,660,609
1.00%, 09/24/28 ............ 40,770 34,897,301
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(d)
................ 20,654 16,960,755
Wolters Kluwer NV, 3.00%
,
09/23/26
(d)
2,910 3,048,093
Ziggo BV
2.88%, 01/15/30
(d)
........... 6,351 5,430,244
4.88%, 01/15/30
(b)
........... USD 200 167,354
279,226,912
Nigeria — 0.0%
IHS Holding Ltd.
(b)
5.63%, 11/29/26 ............ 8,000 6,639,000
6.25%, 11/29/28 ............ 7,588 6,100,278
12,739,278
Norway — 0.1%
Aker BP ASA, 1.13%
,
05/12/29
(d)
... EUR 18,337 15,874,041
DNB Bank ASA
(c)
(LIBOR USD 6 Month + 0.13%),
3.69%
(o)
................ USD 350 236,250

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Norway (continued)
(EUR Swap Annual 5 Year +
2.00%), 4.63%, 02/28/33
(d)
... EUR 8,610 $ 9,073,054
25,183,345
Oman — 0.0%
Oryx Funding Ltd., 5.80%
,
02/03/31
(b)
USD 1,712 1,626,186
Paraguay — 0.0%
Frigorifico Concepcion SA, 7.70%
,
07/21/28
(b)
................ 7,410 5,924,758
Peru — 0.0%
Inkia Energy Ltd., 5.88%
,
11/09/27
(d)
. 1,190 1,116,964
InRetail Consumer, 3.25%
,
03/22/28
(b)
7,200 6,147,000
Intercorp Peru Ltd., 3.88%
,
08/15/29
(b)
630 518,569
7,782,533
Portugal — 0.0%
(d)
Banco Espirito Santo SA
(g)(q)
2.63%, 05/08/17 ............ EUR 6,100 783,569
4.75%, 01/15/18 ............ 15,500 1,991,037
4.00%, 01/21/23 ............ 19,000 2,440,626
EDP - Energias de Portugal SA, (EUR
Swap Annual 5 Year + 1.84%),
1.70%
,
07/20/80
(c)
........... 7,500 7,165,325
12,380,557
Romania — 0.1%
RCS & RDS SA
(d)
2.50%, 02/05/25 ............ 16,600 16,101,361
3.25%, 02/05/28 ............ 600 510,926
16,612,287
Saudi Arabia — 0.3%
Arabian Centres Sukuk II Ltd., 5.63%
,
10/07/26
(b)
................ USD 11,500 10,413,250
Arabian Centres Sukuk Ltd., 5.38%
,
11/26/24
(d)
................ 6,000 5,693,625
Dar Al-Arkan Sukuk Co. Ltd., 6.88%
,
03/21/23
(d)
................ 6,000 5,956,125
EIG Pearl Holdings SARL
(b)
3.55%, 08/31/36 ............ 2,091 1,753,565
4.39%, 11/30/46 ............ 29,714 22,746,067
Gaci First Investment Co., 5.00%
,
10/13/27
(d)
................ 63,115 63,123,836
109,686,468
Singapore — 0.1%
DBS Group Holdings Ltd., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 1.92%), 3.30%
(c)(d)
(o)
...................... 1,332 1,237,095
Puma International Financing SA
5.13%, 10/06/24
(b)
........... 10,424 9,642,200
5.00%, 01/24/26
(d)
........... 9,000 7,741,688
18,620,983
South Africa — 0.2%
Anglo American Capital plc
(d)
1.63%, 03/11/26 ............ EUR 3,536 3,511,401
4.75%, 09/21/32 ............ 16,250 17,094,056
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(b)
........ USD 9,445 6,763,801
Sasol Financing USA LLC
5.88%, 03/27/24 ............ 15,000 14,625,000
4.38%, 09/18/26 ............ 19,021 16,807,431
6.50%, 09/27/28 ............ 3,607 3,259,375
5.50%, 03/18/31 ............ 6,766 5,477,500
Security
Par (000)
Par (000) Value
South Africa (continued)
Stillwater Mining Co., 4.00%
,
11/16/26
(d)
USD 7,424 $ 6,525,232
74,063,796
South Korea — 0.0%
(c)(d)(o)
Hanwha Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%),
4.70% ................... 2,167 2,101,719
KDB Life Insurance Co. Ltd., (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.66%),
7.50% ................... 2,740 2,456,081
Kookmin Bank, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 2.64%), 4.35% ....... 1,000 941,438
5,499,238
Spain — 0.9%
Abertis Infraestructuras Finance BV,
(EUR Swap Annual 5 Year + 3.69%),
3.25%
(c)(d)(o)
................ EUR 4,200 3,794,531
Banco Bilbao Vizcaya Argentaria SA,
(EUR Swap Annual 5 Year + 6.04%),
6.00%
(c)(d)(o)
................ 5,600 5,826,482
Banco de Sabadell SA
(c)(d)
(EUR Swap Annual 5 Year +
2.20%), 2.00%, 01/17/30 .... 1,000 953,343
(EUR Swap Annual 5 Year +
2.95%), 2.50%, 04/15/31 .... 5,500 5,110,328
Banco Santander SA
1.38%, 01/05/26
(d)
........... 7,000 6,947,888
(EUR Swap Annual 5 Year +
4.53%), 4.38%
(c)(d)(o)
........ 8,200 7,449,626
(EUR Swap Annual 1 Year +
1.05%), 3.63%, 09/27/26
(c)(d)
.. 19,200 20,337,865
(GUKG1 + 1.80%), 3.13%,
10/06/26
(c)(d)
............. GBP 10,800 12,078,298
(GUKG1 + 2.50%), 4.75%,
08/30/28
(c)(d)
............. 16,200 18,788,468
2.75%, 12/03/30 ............ USD 600 459,541
CaixaBank SA
(d)
(EUR Swap Annual 5 Year +
6.22%), 6.38%
(c)(o)
......... EUR 9,800 10,214,155
(EUR Swap Annual 5 Year +
6.50%), 6.75%
(c)(o)
......... 2,000 2,085,772
0.75%, 07/09/26 ............ 8,000 7,605,693
Cellnex Finance Co. SA
(d)
2.00%, 09/15/32 ............ 15,300 12,131,460
2.00%, 02/15/33 ............ 9,100 7,139,307
Cellnex Telecom SA
(d)
1.50%, 01/16/26
(n)
........... 1,700 2,124,628
0.50%, 07/05/28
(n)
........... 7,800 8,252,892
1.75%, 10/23/30 ............ 2,700 2,237,893
0.75%, 11/20/31
(n)
........... 29,000 22,378,866
Cirsa Finance International SARL
(d)
6.25%, 12/20/23 ............ 1,092 1,157,677
4.75%, 05/22/25 ............ 5,396 5,440,646
4.50%, 03/15/27 ............ 2,691 2,477,012
Ferrovial Netherlands BV, (EUR Swap
Annual 5 Year + 2.13%), 2.12%
(c)(d)(o)
3,825 3,214,160
Grupo Antolin-Irausa SA, 3.50%
,
04/30/28
(d)
................ 3,013 2,277,483
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(d)
................ 3,163 2,869,494

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Spain (continued)
Lorca Telecom Bondco SA, 4.00%
,
09/18/27
(d)
................ EUR 9,356 $ 8,938,504
Naturgy Finance BV
(c)(d)(o)
(EUR Swap Annual 9 Year +
3.08%), 3.38% ........... 700 727,337
(EUR Swap Annual 5 Year +
2.44%), 2.37% ........... 5,200 4,824,525
Repsol International Finance BV
(c)(d)(o)
(EUR Swap Annual 5 Year +
4.00%), 3.75% ........... 2,029 2,008,656
(EUR Swap Annual 5 Year +
2.77%), 2.50% ........... 27,475 25,226,248
(EUR Swap Annual 5 Year +
4.41%), 4.25% ........... 8,065 7,683,530
Telefonica Emisiones SA
5.38%, 02/02/26
(d)
........... GBP 9,800 11,803,163
5.21%, 03/08/47 ............ USD 900 722,694
Telefonica Europe BV
(c)(d)(o)
Series NC5, (EUR Swap Annual 5
Year + 2.45%), 3.00% ...... EUR 11,100 11,499,870
(EUR Swap Annual 10 Year +
4.30%), 5.88% ........... 20,100 21,352,179
(EUR Swap Annual 6 Year +
4.11%), 4.38% ........... 29,300 29,871,752
(EUR Swap Annual 8 Year +
2.97%), 3.88% ........... 5,600 5,425,040
(EUR Swap Annual 6 Year +
4.32%), 7.13% ........... 3,100 3,384,763
(EUR Swap Annual 8 Year +
2.62%), 2.38% ........... 15,900 12,722,566
319,544,335
Sweden — 0.2%
(d)
Fastighets AB Balder, (EUR Swap
Annual 5 Year + 3.19%), 2.87%
,
06/02/81
(c)
................ 2,225 1,609,159
Heimstaden Bostad AB
(c)(o)
(EUR Swap Annual 5 Year +
3.67%), 3.25% ........... 3,300 2,549,218
(EUR Swap Annual 5 Year +
3.15%), 2.63% ........... 9,235 5,132,824
Intrum AB
3.13%, 07/15/24 ............ 2,824 2,894,908
4.88%, 08/15/25 ............ 10,541 10,229,724
3.50%, 07/15/26 ............ 1,369 1,225,479
9.25%, 03/15/28 ............ 4,550 4,809,666
Samhallsbyggnadsbolaget i Norden AB
(EUR Swap Annual 5 Year +
3.23%), 2.63%
(c)(o)
......... 499 199,881
1.13%, 09/04/26 ............ 600 473,169
(EUR Swap Annual 5 Year +
3.22%), 2.88%
(c)(o)
......... 2,400 962,891
SBB Treasury OYJ
0.75%, 12/14/28 ............ 6,600 4,486,256
1.13%, 11/26/29 ............ 2,400 1,627,623
Skandinaviska Enskilda Banken AB,
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.46%), 5.13%
(c)(o)
........... USD 3,200 2,980,000
Svenska Handelsbanken AB
(c)(o)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.94%), 4.38% ........... 1,000 891,300
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.05%), 4.75% ........... 600 489,756
Security
Par (000)
Par (000) Value
Sweden (continued)
Swedbank AB
(c)
(GUKG1 + 1.00%), 1.38%, 12/08/27 GBP 4,900 $ 5,045,075
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 3.80%),
7.27%, 11/15/32 .......... 2,400 2,930,019
Verisure Holding AB
(EURIBOR 3 Month + 5.00%),
6.38%, 04/15/25
(c)
......... EUR 1,802 1,911,204
3.88%, 07/15/26 ............ 5,079 4,906,813
3.25%, 02/15/27 ............ 5,143 4,752,416
9.25%, 10/15/27 ............ 1,230 1,375,100
Volvo Car AB, 2.50%
,
10/07/27 .... 2,818 2,652,113
Volvo Treasury AB
2.63%, 02/20/26 ............ 10,134 10,493,733
4.75%, 06/15/26 ............ GBP 13,460 16,127,887
90,756,214
Switzerland — 0.4%
Argentum Netherlands BV, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%),
5.52%
(c)(d)(o)
................ USD 13,101 10,975,363
Argentum Netherlands BV for Swiss
Re Ltd., (LIBOR USD 3 Month +
3.59%), 5.75%
,
08/15/50
(c)(d)
.... 8,000 7,620,000
Credit Suisse AG, 3.63%
,
09/09/24 .. 1,090 1,016,358
Credit Suisse Group AG
(c)(o)
(USD Swap Semi 5 Year + 4.60%),
7.50%
(b)
................ 2,300 2,001,000
(USD Swap Semi 5 Year + 4.60%),
7.50%
(d)
................ 5,083 4,422,210
(USD Swap Semi 5 Year + 3.46%),
6.25%
(b)
................ 6,876 5,373,800
(USD Swap Semi 5 Year + 3.46%),
6.25%
(d)
................ 11,247 8,789,868
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.89%), 5.25%
(b)
.......... 1,100 715,750
UBS AG, 1.38%
,
01/13/25
(b)
....... 18,155 16,847,123
UBS Group AG
(USD Swap Semi 5 Year + 4.34%),
7.00%
(b)(c)(o)
.............. 8,326 8,191,313
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
0.83%), 1.01%, 07/30/24
(b)(c)
.. 37,684 36,641,895
(USD Swap Semi 5 Year + 4.87%),
7.00%
(c)(d)(o)
.............. 3,400 3,357,500
(EURIBOR ICE Swap Rate 1 Year +
0.80%), 1.00%, 03/21/25
(c)(d)
.. EUR 22,300 22,957,968
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.55%), 4.49%, 05/12/26
(b)(c)
.. USD 7,970 7,789,587
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.86%), 5.13%
(c)(d)(o)
........ 750 699,375
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
2.05%), 4.70%, 08/05/27
(b)(c)
.. 10,999 10,630,396
0.25%, 02/24/28
(d)
........... EUR 7,800 6,803,231
Zurich Finance Ireland DAC, (US
Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%),
3.00%
,
04/19/51
(c)(d)
.......... USD 4,000 3,050,000
157,882,737

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Taiwan — 0.0%
TSMC Arizona Corp., 3.13%
,
10/25/41 USD 400 $ 306,000
TSMC Global Ltd., 4.63%
,
07/22/32
(b)
5,085 5,007,098
5,313,098
Tanzania, United Republic Of — 0.0%
HTA Group Ltd., 7.00%
,
12/18/25
(b)
.. 8,821 8,097,678
Thailand — 0.0%
(d)
Bangkok Bank PCL, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 1.90%), 3.73%
,
09/25/34
(c)
2,577 2,148,252
GC Treasury Center Co. Ltd., 2.98%
,
03/18/31 ................. 1,885 1,513,066
Kasikornbank PCL
(c)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.94%), 5.28%
(o)
.......... 1,110 1,050,199
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.70%), 3.34%, 10/02/31 .... 906 791,617
Krung Thai Bank PCL, (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 3.53%), 4.40%
(c)(o)
1,980 1,764,427
Thaioil Treasury Center Co. Ltd.,
3.75%
,
06/18/50 ............ 2,145 1,340,357
8,607,918
Turkey — 0.0%
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(b)
................ 5,315 4,562,172
Ukraine — 0.0%
Kernel Holding SA
(d)
6.50%, 10/17/24 ............ 5,000 2,188,438
6.75%, 10/27/27 ............ 3,925 1,609,250
Metinvest BV
8.50%, 04/23/26
(b)
........... 1,000 518,000
8.50%, 04/23/26
(d)
........... 6,015 3,115,770
7.65%, 10/01/27
(d)
........... 3,660 1,878,037
7.75%, 10/17/29
(d)
........... 2,115 1,047,322
10,356,817
United Arab Emirates — 0.1%
DP World Salaam, (US Treasury Yield
Curve Rate T Note Constant Maturity
5 Year + 5.75%), 6.00%
(c)(d)(o)
.... 3,424 3,381,200
Emirates NBD Bank PJSC, (USD
Constant Maturity 6 Year + 3.66%),
6.13%
(c)(d)(o)
................ 10,000 9,836,250
MAF Global Securities Ltd.
(d)
4.75%, 05/07/24 ............ 3,935 3,876,713
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.54%), 6.38%
(c)(o)
......... 1,712 1,636,886
Shelf Drilling Holdings Ltd., 8.88%
,
11/15/24
(b)
................ 793 775,158
Shelf Drilling North Sea Holdings Ltd.,
10.25%
,
10/31/25
(b)
.......... 10,061 9,908,827
29,415,034
United Kingdom — 2.6%
Astrazeneca Finance LLC, 1.75%
,
05/28/28 ................. 11,100 9,527,648
AstraZeneca plc
0.30%, 05/26/23 ............ 16,575 16,281,486
3.38%, 11/16/25 ............ 4,100 3,956,078
Security
Par (000)
Par (000) Value
United Kingdom (continued)
3.13%, 06/12/27 ............ USD 200 $ 187,796
4.00%, 01/17/29 ............ 723 693,861
1.38%, 08/06/30 ............ 9,661 7,632,443
Barclays plc
(5-year SONIA Mid-Swaps Rate +
6.74%), 7.25%
(c)(d)(o)
........ GBP 6,273 7,484,851
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.67%), 8.00%
(c)(o)
......... USD 3,100 3,011,978
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.58%),
7.13%
(c)(o)
............... GBP 1,515 1,728,527
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
5.87%), 6.13%
(c)(o)
......... USD 4,200 3,832,500
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 6.02%),
6.38%
(c)(d)(o)
.............. GBP 1,400 1,548,617
3.00%, 05/08/26
(d)
........... 4,900 5,372,747
(EURIBOR ICE Swap Rate 1 Year +
1.68%), 2.89%, 01/31/27
(c)(d)
.. EUR 7,900 8,006,193
3.25%, 02/12/27
(d)
........... GBP 4,900 5,308,522
(EURIBOR ICE Swap Rate 1 Year +
0.85%), 0.88%, 01/28/28
(c)(d)
.. EUR 10,000 9,148,601
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
3.30%), 7.39%, 11/02/28
(c)
... USD 1,200 1,250,794
(EUR Swap Annual 1 Year +
1.26%), 0.58%, 08/09/29
(c)(d)
.. EUR 34,600 29,241,161
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.75%),
8.41%, 11/14/32
(c)(d)
........ GBP 6,690 8,341,835
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
3.00%), 5.75%, 08/09/33
(c)
... USD 1,346 1,271,515
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
3.50%), 7.44%, 11/02/33
(c)
... 4,200 4,400,765
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
1.70%), 3.81%, 03/10/42
(c)
... 200 134,986
4.95%, 01/10/47 ............ 500 425,583
BAT Capital Corp.
2.26%, 03/25/28 ............ 100 82,992
4.91%, 04/02/30 ............ 129 118,109
4.74%, 03/16/32 ............ 2,000 1,774,649
4.54%, 08/15/47 ............ 200 141,315
3.98%, 09/25/50 ............ 2,507 1,640,472
5.65%, 03/16/52 ............ 200 164,862
BAT International Finance plc, 2.75%
,
03/25/25
(d)
................ EUR 3,300 3,438,083
BCP V Modular Services Finance II
plc
(d)
4.75%, 11/30/28 ............ 2,888 2,581,369
6.13%, 11/30/28 ............ GBP 1,200 1,211,730
Bellis Acquisition Co. plc
(d)
3.25%, 02/16/26 ............ 18,718 18,374,850
4.50%, 02/16/26 ............ 11,037 11,151,804
Bellis Finco plc, 4.00%
,
02/16/27
(d)
.. 3,000 2,645,831
BG Energy Capital plc, 5.13%
,
12/01/25
(d)
................ 8,950 10,872,061
British Telecommunications plc
9.63%, 12/15/30
(e)
........... USD 612 732,888
(EUR Swap Annual 5 Year +
2.13%), 1.87%, 08/18/80
(c)(d)
.. EUR 28,915 27,048,635

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
2.99%), 4.25%, 11/23/81
(b)(c)
.. USD 4,500 $ 3,764,608
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
3.49%), 4.88%, 11/23/81
(b)(c)
.. 18,397 14,472,794
Chanel Ceres plc, 0.50%
,
07/31/26
(d)
. EUR 3,518 3,385,802
Channel Link Enterprises Finance
plc
(c)(d)
Series A8, (EURIBOR 6 Month +
5.90%), 2.71%, 06/30/50 .... 4,400 4,219,143
Series A5, (LIBOR GBP 6 Month +
5.78%), 3.04%, 06/30/50 .... GBP 3,075 3,092,101
Connect Finco SARL, 6.75%
,
10/01/26
(b)
................ USD 19,380 17,960,600
Constellation Automotive Financing plc,
4.88%
,
07/15/27
(d)
........... GBP 4,498 3,543,906
Cornwall Jersey Ltd., 0.75%
,
04/16/26
(d)
(n)
...................... 2,900 2,008,912
CPUK Finance Ltd.
(d)
4.88%, 08/28/25 ............ 11,712 13,023,086
6.50%, 08/28/26 ............ 1,400 1,549,681
4.50%, 08/28/27 ............ 4,550 4,550,198
Diageo Capital plc
5.50%, 01/24/33 ............ USD 7,849 8,212,088
5.88%, 09/30/36 ............ 100 104,494
Dignity Finance plc
(d)
Series A, 3.55%, 12/31/34 ..... GBP 1,688 1,832,342
Series B, 4.70%, 12/31/49 ..... 485 392,929
EC Finance plc, 3.00%
,
10/15/26
(d)
.. EUR 2,751 2,651,800
eG Global Finance plc
(d)
3.63%, 02/07/24 ............ 8,954 9,050,936
4.38%, 02/07/25 ............ 1,904 1,763,090
6.25%, 10/30/25 ............ 3,714 3,476,707
Galaxy Bidco Ltd., 6.50%
,
07/31/26
(d)
GBP 20,530 21,022,323
GlaxoSmithKline Capital plc, 3.38%
,
06/01/29 ................. USD 200 184,360
GlaxoSmithKline Capital, Inc., 6.38%
,
05/15/38 ................. 100 113,121
Harbour Energy plc, 5.50%
,
10/15/26
(b)
2,500 2,240,300
Heathrow Finance plc
(d)(e)
4.75%, 03/01/24 ............ GBP 1,400 1,645,985
3.88%, 03/01/27 ............ 1,800 1,829,021
4.12%, 09/01/29 ............ 2,494 2,246,265
Heathrow Funding Ltd., 2.63%
,
03/16/28
(d)
................ 11,165 10,825,634
HSBC Bank plc
(c)(o)
Series 2M, (LIBOR USD 6 Month +
0.25%), 4.42% ........... USD 4,600 3,174,000
Series 3M, (LIBOR USD 6 Month +
0.10%), 5.25% ........... 1,940 1,338,600
Series 1M, (LIBOR USD 6 Month +
0.25%), 5.40% ........... 8,620 5,947,800
HSBC Holdings plc
(USD Swap Rate 5 Year + 3.45%),
6.25%
(c)(o)
............... 4,500 4,391,305
(EUR Swap Annual 5 Year +
5.34%), 6.00%
(c)(d)(o)
........ EUR 4,500 4,753,720
(SOFR 1 Day + 0.71%), 0.98%,
05/24/25
(c)
.............. USD 14,752 13,658,613
(SOFR 1 Day + 1.40%), 2.63%,
11/07/25
(c)
.............. 200 187,827
4.30%, 03/08/26 ............ 400 386,897
(SOFR 1 Day + 1.43%), 3.00%,
03/10/26
(c)
.............. 200 187,975
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(SOFR 1 Day + 3.03%), 7.34%,
11/03/26
(c)
.............. USD 10,210 $ 10,619,133
(EURIBOR 3 Month + 1.45%),
3.02%, 06/15/27
(c)(d)
........ EUR 16,200 16,513,105
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27
(c)
... GBP 20,960 21,779,886
(SOFR 1 Day + 1.73%), 2.01%,
09/22/28
(c)
.............. USD 1,000 835,806
(SOFR 1 Day + 3.35%), 7.39%,
11/03/28
(c)
.............. 5,714 6,005,130
(LIBOR USD 3 Month + 1.61%),
3.97%, 05/22/30
(c)
......... 4,200 3,676,193
(SOFR 1 Day + 2.39%), 2.85%,
06/04/31
(c)
.............. 200 159,621
(SOFR 1 Day + 1.95%), 2.36%,
08/18/31
(c)
.............. 1,020 779,373
(SOFR 1 Day + 1.19%), 2.80%,
05/24/32
(c)
.............. 500 386,839
(EUR Swap Annual 5 Year +
3.30%), 6.36%, 11/16/32
(c)(d)
.. EUR 7,200 7,818,533
(SOFR 1 Day + 4.25%), 8.11%,
11/03/33
(c)
.............. USD 400 423,232
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 4.55%),
8.20%, 11/16/34
(c)(d)
........ GBP 9,100 11,384,185
6.10%, 01/14/42 ............ USD 100 104,253
Iceland Bondco plc, 4.63%
,
03/15/25
(d)
GBP 2,880 2,886,392
INEOS Styrolution Group GmbH,
2.25%
,
01/16/27
(d)
........... EUR 1,680 1,456,668
Informa plc
(d)
2.13%, 10/06/25 ............ 18,950 19,258,605
3.13%, 07/05/26 ............ GBP 4,900 5,347,677
International Consolidated Airlines
Group SA
(d)
0.50%, 07/04/23 ............ EUR 4,300 4,479,116
2.75%, 03/25/25 ............ 3,700 3,605,462
1.13%, 05/18/28
(n)
........... 13,100 10,262,881
3.75%, 03/25/29 ............ 12,100 9,908,621
Intu Jersey 2 Ltd., 2.88%
,
11/01/22
(d)(g)(n)
(q)
...................... GBP 3,990 602,945
Jaguar Land Rover Automotive plc
7.75%, 10/15/25
(b)
........... USD 4,980 4,581,600
6.88%, 11/15/26
(d)
........... EUR 1,200 1,136,818
5.88%, 01/15/28
(b)
........... USD 6,600 5,018,964
4.50%, 07/15/28
(d)
........... EUR 4,701 3,800,155
Jerrold Finco plc
(d)
4.88%, 01/15/26 ............ GBP 1,041 1,081,695
5.25%, 01/15/27 ............ 6,942 6,932,231
Kane Bidco Ltd., 6.50%
,
02/15/27
(d)
. 3,286 3,297,266
Lloyds Banking Group plc
(USD Swap Semi 5 Year + 4.76%),
7.50%
(c)(o)
............... USD 5,775 5,597,130
2.25%, 10/16/24
(d)
........... GBP 9,800 11,239,686
4.45%, 05/08/25 ............ USD 200 196,171
4.55%, 08/16/28 ............ 250 235,207
(US Treasury Yield Curve Rate T
Note Constant Maturity 1 Year +
3.75%), 7.95%, 11/15/33
(c)
... 5,582 5,908,555
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
1.50%), 3.37%, 12/14/46
(c)
... 3,089 2,003,106
Market Bidco Finco plc, 5.50%
,
11/04/27
(d)
................ GBP 12,420 11,405,515
Marks & Spencer plc, 4.25%
,
12/08/23
(d)(e)
............... 3,400 4,041,811

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/06/23
(p)
................ GBP 1,008 $ 509,030
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 5.80%
,
06/15/36
(c)(d)
............... 2,225 2,073,722
National Express Group plc, (U.K.
Government Bonds 5 Year Note
Generic Bid Yield + 4.14%), 4.25%
(c)
(d)(o)
..................... 2,575 2,556,994
National Grid plc, 3.25%
,
03/30/34
(d)
. EUR 15,500 14,797,792
Nationwide Building Society
(c)(d)(o)
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 5.39%),
5.88% ................. GBP 1,800 2,050,984
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 5.63%),
5.75% ................. 800 865,449
NatWest Group plc
(c)
(EURIBOR 3 Month + 1.74%),
2.00%, 03/04/25
(d)
......... EUR 3,000 3,131,079
(LIBOR USD 3 Month + 1.76%),
4.27%, 03/22/25 .......... USD 300 293,364
(BPSW1 + 1.49%), 2.88%,
09/19/26
(d)
.............. GBP 4,900 5,436,002
(BPSW1 + 2.01%), 3.13%,
03/28/27
(d)
.............. 4,900 5,399,925
(EURIBOR 3 Month + 1.91%),
4.07%, 09/06/28
(d)
......... EUR 15,310 15,965,141
(U.K. Government Bonds 5 Year
Note Generic Bid Yield + 3.55%),
3.62%, 08/14/30
(d)
......... GBP 5,000 5,557,455
Neptune Energy Bondco plc, 6.63%
,
05/15/25
(b)
................ USD 29,291 28,441,791
NGG Finance plc
(c)(d)
(GBP Swap 12 Year + 3.48%),
5.63%, 06/18/73 .......... GBP 5,200 5,932,608
(EUR Swap Annual 5 Year +
2.14%), 1.63%, 12/05/79 .... EUR 29,300 29,124,155
Ocado Group plc, 3.88%
,
10/08/26
(d)
. GBP 2,523 2,348,639
Pinewood Finance Co. Ltd., 3.25%
,
09/30/25
(d)
................ 16,931 18,790,296
Premier Foods Finance plc, 3.50%
,
10/15/26
(d)
................ 2,763 2,922,788
RELX Capital, Inc., 3.00%
,
05/22/30 . USD 133 113,336
Reynolds American, Inc., 7.25%
,
06/15/37 ................. 100 102,248
Rolls-Royce plc
4.63%, 02/16/26
(d)
........... EUR 1,525 1,579,382
5.75%, 10/15/27
(b)
........... USD 325 309,563
5.75%, 10/15/27
(d)
........... GBP 485 534,433
1.63%, 05/09/28
(d)
........... EUR 1,700 1,435,339
Santander UK Group Holdings plc
3.63%, 01/14/26
(d)
........... GBP 4,900 5,512,787
(SOFR 1 Day + 1.22%), 2.47%,
01/11/28
(c)
.............. USD 200 170,792
SCC Power plc
(b)(p)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... 22,516 7,748,040
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 12,196 302,844
Sherwood Financing plc
(d)
4.50%, 11/15/26 ............ EUR 1,987 1,709,564
6.00%, 11/15/26 ............ GBP 3,900 3,630,477
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(EURIBOR 3 Month + 4.63%),
6.39%, 11/15/27
(c)
......... EUR 1,552 $ 1,503,511
Sky Ltd., 3.75%
,
09/16/24
(b)
....... USD 2,074 2,024,477
Standard Chartered plc, (EUR Swap
Annual 5 Year + 1.55%), 1.20%
,
09/23/31
(c)(d)
............... EUR 35,125 31,202,368
Stonegate Pub Co. Financing plc
(d)
8.00%, 07/13/25 ............ GBP 11,340 12,201,449
8.25%, 07/31/25 ............ 14,684 16,012,504
Synthomer plc, 3.88%
,
07/01/25
(d)
... EUR 2,679 2,618,294
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(d)
................ GBP 2,929 3,793,480
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(d)
................ 6,551 7,376,164
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(d)
................ 3,112 3,528,521
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(d)
........... 5,702 5,811,571
Thames Water Utilities Finance plc,
0.88%
,
01/31/28
(d)
........... EUR 5,700 5,189,635
Unique Pub Finance Co. plc (The)
(d)
Series M, 7.39%, 03/28/24
(e)
.... GBP 8,551 10,243,565
Series A4, 5.66%, 06/30/27 .... 5,645 6,694,327
Series N, 6.46%, 03/30/32
(e)
.... 7,605 9,194,538
Very Group Funding plc (The), 6.50%
,
08/01/26
(d)
................ 6,492 5,575,577
Virgin Media Secured Finance plc
5.25%, 05/15/29
(d)
........... 6,000 6,201,913
5.50%, 05/15/29
(b)
........... USD 5,052 4,525,481
4.25%, 01/15/30
(d)
........... GBP 2,641 2,470,017
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(d)
....... 3,831 3,728,811
Virgin Media Vendor Financing Notes IV
DAC, 5.00%
,
07/15/28
(b)
....... USD 200 174,821
Vmed O2 UK Financing I plc
(d)
4.00%, 01/31/29 ............ GBP 18,525 17,402,208
3.25%, 01/31/31 ............ EUR 7,636 6,477,860
4.50%, 07/15/31 ............ GBP 5,130 4,714,074
Vodafone Group plc
4.13%, 05/30/25 ............ USD 110 108,248
6.15%, 02/27/37 ............ 196 198,570
(EUR Swap Annual 5 Year +
3.43%), 4.20%, 10/03/78
(c)(d)
.. EUR 2,210 2,140,954
(USD Swap Semi 5 Year + 3.05%),
6.25%, 10/03/78
(c)(d)
........ USD 7,169 6,830,623
(EUR Swap Annual 5 Year +
2.67%), 3.10%, 01/03/79
(c)(d)
.. EUR 35,342 36,980,627
Series NC6, (EUR Swap Annual 5
Year + 3.00%), 2.63%, 08/27/80
(c)
(d)
.................... 3,212 3,014,207
Series NC10, (EUR Swap Annual 5
Year + 3.48%), 3.00%, 08/27/80
(c)
(d)
.................... 3,386 2,886,007
978,897,087
United States — 18.9%
3M Co.
4.00%, 09/14/48 ............ USD 439 345,096
3.70%, 04/15/50 ............ 600 459,284
AbbVie, Inc.
3.75%, 11/14/23 ............ 4,098 4,056,980
2.60%, 11/21/24 ............ 17,390 16,636,306
3.80%, 03/15/25 ............ 10,032 9,777,283
3.60%, 05/14/25 ............ 8,350 8,092,377
3.20%, 05/14/26 ............ 1,591 1,506,404

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
2.95%, 11/21/26 ............ USD 6,250 $ 5,812,401
3.20%, 11/21/29 ............ 41,823 37,702,347
4.05%, 11/21/39 ............ 1,100 941,544
4.85%, 06/15/44 ............ 190 174,035
4.25%, 11/21/49 ............ 20,000 16,597,703
Adient Global Holdings Ltd., 3.50%
,
08/15/24
(d)
................ EUR 4,200 4,289,825
Advanced Micro Devices, Inc., 3.92%
,
06/01/32 ................. USD 900 836,217
AEP Transmission Co. LLC, Series N,
2.75%
,
08/15/51 ............ 200 126,818
Aetna, Inc.
2.80%, 06/15/23 ............ 10,300 10,191,559
3.50%, 11/15/24 ............ 5,004 4,860,757
Affinity Gaming, 6.88%
,
12/15/27
(b)
.. 4,747 4,024,692
Aflac, Inc., 3.60%
,
04/01/30 ....... 1,000 905,115
Air Lease Corp., 2.10%
,
09/01/28 ... 800 651,598
Air Products & Chemicals, Inc., 2.05%
,
05/15/30 ................. 20,775 17,390,182
Albertsons Cos., Inc.
(b)
4.63%, 01/15/27 ............ 588 546,176
5.88%, 02/15/28 ............ 1,683 1,599,994
3.50%, 03/15/29 ............ 3,840 3,221,722
4.88%, 02/15/30 ............ 435 388,220
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/29 ............ 3,950 3,739,908
2.75%, 12/15/29 ............ 200 170,060
2.95%, 03/15/34 ............ 5,862 4,751,189
Allegiant Travel Co.
(b)
8.50%, 02/05/24 ............ 8,741 8,719,148
7.25%, 08/15/27 ............ 4,805 4,570,332
Alliant Holdings Intermediate LLC,
6.75%
,
10/15/27
(b)
........... 100 89,886
Allied Universal Holdco LLC
3.63%, 06/01/28
(d)
........... EUR 3,660 3,099,409
4.88%, 06/01/28
(d)
........... GBP 1,916 1,813,700
6.00%, 06/01/29
(b)
........... USD 200 145,152
Ally Financial, Inc.
7.10%, 11/15/27 ............ 2,852 2,901,519
2.20%, 11/02/28 ............ 400 311,868
8.00%, 11/01/31 ............ 99 102,928
Alphabet, Inc.
1.10%, 08/15/30 ............ 100 78,257
2.05%, 08/15/50 ............ 26,215 15,321,538
2.25%, 08/15/60 ............ 5,130 2,889,923
Altria Group, Inc.
2.20%, 06/15/27 ............ EUR 3,300 3,172,949
4.50%, 05/02/43 ............ USD 200 150,149
3.88%, 09/16/46 ............ 300 200,594
3.70%, 02/04/51 ............ 4,991 3,125,966
Amazon.com, Inc.
2.73%, 04/13/24 ............ 21,000 20,459,411
3.00%, 04/13/25 ............ 15,000 14,474,262
3.45%, 04/13/29 ............ 7,975 7,449,180
4.65%, 12/01/29 ............ 16,400 16,277,332
1.50%, 06/03/30 ............ 23,320 18,738,529
2.10%, 05/12/31 ............ 18,975 15,495,940
3.60%, 04/13/32 ............ 6,810 6,232,010
4.70%, 12/01/32 ............ 10,800 10,690,122
4.80%, 12/05/34 ............ 549 547,659
2.50%, 06/03/50 ............ 4,829 3,043,288
4.25%, 08/22/57 ............ 100 85,892
4.10%, 04/13/62 ............ 300 247,563
Ambac Assurance Corp., 5.10%
(b)(o)
.. 1,407 1,970,381
Security
Par (000)
Par (000) Value
United States (continued)
Amcor Finance USA, Inc., 3.63%
,
04/28/26 ................. USD 500 $ 473,077
American Airlines Group, Inc., Series
2017-1C, 5.18%
,
08/15/23
(a)
.... 1,031 1,028,185
American Airlines Pass-Through Trust
(a)
Series 2011-1, Class B, 4.87%,
04/22/25 ............... 1,195 1,181,490
Series 2017-2, Class A, 4.00%,
12/15/25 ............... 3,249 3,123,263
Series 2019-1A, Class A, 3.50%,
12/15/27 ............... 32,544 29,413,629
American Airlines, Inc., Series 2017-2C,
5.18%
,
10/15/23
(a)
........... 1,092 1,078,782
American Electric Power Co., Inc.,
Series J, 4.30%
,
12/01/28 ...... 207 197,688
American Express Co.
2.50%, 07/30/24 ............ 4,250 4,087,286
3.00%, 10/30/24 ............ 10,330 9,989,361
2.25%, 03/04/25 ............ 7,285 6,876,108
3.95%, 08/01/25 ............ 12,000 11,755,657
2.55%, 03/04/27 ............ 244 221,968
American Homes 4 Rent LP, 4.90%
,
02/15/29 ................. 207 195,633
American Honda Finance Corp.
1.50%, 01/13/25 ............ 465 435,051
2.25%, 01/12/29 ............ 15,000 12,865,455
American International Group, Inc.
2.50%, 06/30/25 ............ 8,300 7,813,620
1.88%, 06/21/27 ............ EUR 10,100 9,744,229
4.38%, 06/30/50 ............ USD 136 115,036
American Tower Corp.
5.00%, 02/15/24 ............ 8,000 7,970,517
2.40%, 03/15/25 ............ 4,395 4,134,698
1.30%, 09/15/25 ............ 9,000 8,124,078
1.95%, 05/22/26 ............ EUR 10,100 10,000,213
0.45%, 01/15/27 ............ 4,950 4,539,886
2.75%, 01/15/27 ............ USD 4,435 4,020,375
0.40%, 02/15/27 ............ EUR 4,950 4,525,198
3.55%, 07/15/27 ............ USD 600 555,600
0.50%, 01/15/28 ............ EUR 7,900 6,939,787
3.60%, 01/15/28 ............ USD 100 91,908
1.50%, 01/31/28 ............ 361 298,693
2.10%, 06/15/30 ............ 213 168,599
2.30%, 09/15/31 ............ 20,460 15,904,941
3.10%, 06/15/50 ............ 10,979 6,908,434
2.95%, 01/15/51 ............ 3,166 1,960,106
American University (The), Series 2019,
3.67%
,
04/01/49 ............ 4,870 3,734,234
American Water Capital Corp.
3.85%, 03/01/24 ............ 526 517,589
3.45%, 06/01/29 ............ 12,000 10,957,188
2.30%, 06/01/31 ............ 4,141 3,396,390
4.45%, 06/01/32 ............ 6,510 6,228,167
Ameriprise Financial, Inc., 2.88%
,
09/15/26 ................. 100 92,873
Amgen, Inc.
1.90%, 02/21/25 ............ 1,319 1,237,452
3.13%, 05/01/25 ............ 7,632 7,323,739
2.60%, 08/19/26 ............ 4,070 3,760,544
5.50%, 12/07/26
(d)
........... GBP 4,900 6,043,741
1.65%, 08/15/28 ............ USD 7,633 6,364,447
3.00%, 02/22/29 ............ 5,996 5,309,466
4.05%, 08/18/29 ............ 31,525 29,460,869
2.45%, 02/21/30 ............ 5,525 4,648,976
2.30%, 02/25/31 ............ 19,238 15,668,992

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
3.35%, 02/22/32 ............ USD 278 $ 242,798
4.20%, 03/01/33 ............ 1,611 1,490,381
3.00%, 01/15/52 ............ 12,456 7,949,868
2.77%, 09/01/53 ............ 4,359 2,623,471
Amkor Technology, Inc., 6.63%
,
09/15/27
(b)
................ 5,750 5,690,307
Analog Devices, Inc., 3.45%
,
06/15/27
(b)
153 144,087
Antero Midstream Partners LP, 5.38%
,
06/15/29
(b)
................ 100 91,424
Aon Corp.
3.75%, 05/02/29 ............ 139 128,220
2.80%, 05/15/30 ............ 939 800,804
2.60%, 12/02/31 ............ 286 233,435
5.00%, 09/12/32 ............ 200 197,772
3.90%, 02/28/52 ............ 100 77,172
Appalachian Power Co.
Series AA, 2.70%, 04/01/31 .... 182 149,701
Series BB, 4.50%, 08/01/32 .... 471 439,156
Apple, Inc.
3.20%, 05/13/25 ............ 200 193,235
2.20%, 09/11/29 ............ 1,291 1,116,140
1.65%, 05/11/30 ............ 10,000 8,167,447
3.35%, 08/08/32 ............ 10,000 9,077,781
4.25%, 02/09/47 ............ 700 644,529
3.75%, 09/12/47 ............ 600 498,329
3.75%, 11/13/47 ............ 300 246,950
2.95%, 09/11/49 ............ 200 141,589
2.65%, 05/11/50 ............ 1,659 1,097,602
2.40%, 08/20/50 ............ 10,320 6,418,792
2.65%, 02/08/51 ............ 3,067 2,022,617
Applied Materials, Inc.
1.75%, 06/01/30 ............ 181 147,597
2.75%, 06/01/50 ............ 258 175,737
Aptiv plc
2.40%, 02/18/25 ............ 11,956 11,274,413
3.25%, 03/01/32 ............ 3,438 2,812,145
3.10%, 12/01/51 ............ 2,456 1,451,464
Aramark Services, Inc., 5.00%
,
02/01/28
(b)
................ 501 467,400
Arch Capital Group US, Inc., 5.14%
,
11/01/43 .................. 95 84,987
Archer-Daniels-Midland Co.
2.50%, 08/11/26 ............ 164 152,075
3.25%, 03/27/30 ............ 11,071 9,984,862
Archrock Partners LP, 6.88%
,
04/01/27
(b)
................ 100 95,466
Ardagh Metal Packaging Finance USA
LLC
6.00%, 06/15/27
(b)
........... 2,903 2,841,878
2.00%, 09/01/28
(d)
........... EUR 2,115 1,822,521
3.25%, 09/01/28
(b)
........... USD 13,190 11,204,182
3.00%, 09/01/29
(d)
........... EUR 1,427 1,115,098
4.00%, 09/01/29
(b)
........... USD 475 376,451
Ardagh Packaging Finance plc
5.25%, 04/30/25
(b)
........... 11,544 10,986,867
2.13%, 08/15/26
(d)
........... EUR 4,960 4,428,231
4.75%, 07/15/27
(d)
........... GBP 19,271 15,990,306
Ares Capital Corp., 4.20%
,
06/10/24 . USD 260 250,994
Arizona Public Service Co., 2.60%
,
08/15/29 ................. 489 407,784
Ashland Services BV, 2.00%
,
01/30/28
(d)
................ EUR 2,700 2,459,544
Ashton Woods USA LLC
(b)
6.63%, 01/15/28 ............ USD 12,838 11,295,129
4.63%, 08/01/29 ............ 2,230 1,785,629
Security
Par (000)
Par (000) Value
United States (continued)
4.63%, 04/01/30 ............ USD 6,259 $ 5,023,536
AT&T, Inc.
0.90%, 03/25/24 ............ 9,755 9,263,538
1.70%, 03/25/26 ............ 11,534 10,394,406
2.90%, 12/04/26 ............ GBP 9,800 10,919,063
5.50%, 03/15/27
(d)
........... 4,900 5,964,943
2.30%, 06/01/27 ............ USD 11,447 10,180,834
4.10%, 02/15/28 ............ 34,200 32,590,668
4.35%, 03/01/29 ............ 8,522 8,104,141
4.30%, 02/15/30 ............ 400 376,639
2.25%, 02/01/32 ............ 8,920 6,991,689
4.85%, 03/01/39 ............ 192 171,761
3.50%, 09/15/53 ............ 2,458 1,658,993
3.65%, 09/15/59 ............ 4,945 3,309,841
Autodesk, Inc., 2.85%
,
01/15/30 .... 7,289 6,265,793
Automatic Data Processing, Inc.,
1.25%
,
09/01/30 ............ 289 225,877
AutoZone, Inc., 4.75%
,
08/01/32 ... 300 290,756
AvalonBay Communities, Inc.
2.05%, 01/15/32 ............ 200 156,951
5.00%, 02/15/33 ............ 3,365 3,310,876
Avantor Funding, Inc., 2.63%
,
11/01/25
(d)
................ EUR 4,481 4,508,904
Avient Corp., 5.75%
,
05/15/25
(b)
.... USD 70 68,250
Axalta Coating Systems Dutch Holding
B BV, 3.75%
,
01/15/25
(d)
....... EUR 1,816 1,858,054
Baker Hughes Holdings LLC, 5.13%
,
09/15/40 ................. USD 300 276,612
Banff Merger Sub, Inc., 8.38%
,
09/01/26
(d)
................ EUR 232 222,372
Bank of America Corp.
(SOFR 1 Day + 1.46%), 1.49%,
05/19/24
(c)
.............. USD 15,625 15,379,941
(SOFR 1 Day + 0.74%), 0.81%,
10/24/24
(c)
.............. 33,780 32,390,070
(SOFR 1 Day + 0.67%), 1.84%,
02/04/25
(c)
.............. 10,639 10,200,359
(LIBOR USD 3 Month + 0.97%),
3.46%, 03/15/25
(c)
......... 10,326 10,051,906
(SOFR 1 Day + 0.69%), 0.98%,
04/22/25
(c)
.............. 15,000 14,063,308
(SOFR 1 Day + 1.11%), 3.84%,
04/25/25
(c)
.............. 33,153 32,368,081
(LIBOR USD 3 Month + 0.87%),
2.46%, 10/22/25
(c)
......... 4,901 4,630,745
(SOFR 1 Day + 0.65%), 1.53%,
12/06/25
(c)
.............. 3,036 2,800,104
(SOFR 1 Day + 1.33%), 3.38%,
04/02/26
(c)
.............. 17,433 16,649,190
3.50%, 04/19/26 ............ 1,570 1,498,317
(EURIBOR 3 Month + 0.75%),
0.81%, 05/09/26
(c)(d)
........ EUR 9,000 8,912,363
(SOFR 1 Day + 1.75%), 4.83%,
07/22/26
(c)
.............. USD 22,396 22,134,300
(EURIBOR 3 Month + 1.00%),
3.08%, 09/22/26
(c)(d)
........ EUR 9,900 10,440,931
(SOFR 1 Day + 1.01%), 1.20%,
10/24/26
(c)
.............. USD 500 444,515
Series N, (SOFR 1 Day + 0.91%),
1.66%, 03/11/27
(c)
......... 1,679 1,485,417
(LIBOR USD 3 Month + 1.06%),
3.56%, 04/23/27
(c)
......... 1,014 949,986
(EURIBOR 3 Month + 1.20%),
1.78%, 05/04/27
(c)(d)
........ EUR 14,100 13,909,966

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
(LIBOR USD 3 Month + 1.58%),
3.82%, 01/20/28
(c)
......... USD 3,369 $ 3,143,668
(LIBOR USD 3 Month + 1.51%),
3.71%, 04/24/28
(c)
......... 7,960 7,366,132
(SOFR 1 Day + 1.58%), 4.38%,
04/27/28
(c)
.............. 16,355 15,640,662
(EURIBOR 3 Month + 0.76%),
0.58%, 08/24/28
(c)(d)
........ EUR 13,040 11,742,897
(SOFR 1 Day + 1.99%), 6.20%,
11/10/28
(c)
.............. USD 27 27,877
(LIBOR USD 3 Month + 1.07%),
3.97%, 03/05/29
(c)
......... 5,000 4,613,624
(LIBOR USD 3 Month + 1.21%),
3.97%, 02/07/30
(c)
......... 5,000 4,541,149
(LIBOR USD 3 Month + 1.18%),
3.19%, 07/23/30
(c)
......... 120 103,210
(LIBOR USD 3 Month + 0.99%),
2.50%, 02/13/31
(c)
......... 4,725 3,840,440
(SOFR 1 Day + 2.15%), 2.59%,
04/29/31
(c)
.............. 4,384 3,570,487
(SOFR 1 Day + 1.53%), 1.90%,
07/23/31
(c)
.............. 1,733 1,330,087
(SOFR 1 Day + 1.37%), 1.92%,
10/24/31
(c)
.............. 4,450 3,399,301
Series N, (SOFR 1 Day + 1.22%),
2.65%, 03/11/32
(c)
......... 12,420 9,941,297
(SOFR 1 Day + 1.22%), 2.30%,
07/21/32
(c)
.............. 12,420 9,564,727
(SOFR 1 Day + 1.21%), 2.57%,
10/20/32
(c)
.............. 13,010 10,189,462
(SOFR 1 Day + 1.83%), 4.57%,
04/27/33
(c)
.............. 1,400 1,280,584
(SOFR 1 Day + 2.16%), 5.02%,
07/22/33
(c)
.............. 1,336 1,268,388
6.11%, 01/29/37 ............ 300 303,408
(LIBOR USD 3 Month + 1.81%),
4.24%, 04/24/38
(c)
......... 200 169,903
7.75%, 05/14/38 ............ 112 130,192
5.00%, 01/21/44 ............ 100 91,939
(SOFR 1 Day + 1.56%), 2.97%,
07/21/52
(c)
.............. 4,913 3,068,728
Bank of New York Mellon (The), (SOFR
1 Day + 0.80%), 5.22%
,
11/21/25
(c)
5,983 5,998,722
Bank of New York Mellon Corp. (The)
3.35%, 04/25/25 ............ 25,000 24,201,395
(SOFR 1 Day + 1.35%), 4.41%,
07/24/26
(c)
.............. 14,599 14,376,434
2.05%, 01/26/27 ............ 8,200 7,363,038
3.40%, 01/29/28 ............ 336 312,199
3.85%, 04/26/29 ............ 25,000 23,214,947
(SOFR Index + 2.07%), 5.83%,
10/25/33
(c)
.............. 800 829,275
Bausch Health Cos., Inc.
(b)
5.50%, 11/01/25 ............ 2,458 2,088,112
4.88%, 06/01/28 ............ 100 63,604
Baxter International, Inc.
1.92%, 02/01/27 ............ 417 369,707
3.95%, 04/01/30 ............ 200 182,087
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 11,497 10,226,395
Becton Dickinson and Co.
3.36%, 06/06/24 ............ 7,100 6,938,093
0.03%, 08/13/25 ............ EUR 4,400 4,280,383
3.70%, 06/06/27 ............ USD 8,375 7,912,916
1.96%, 02/11/31 ............ 600 474,478
Security
Par (000)
Par (000) Value
United States (continued)
Becton Dickinson Euro Finance SARL,
1.34%
,
08/13/41 ............ EUR 8,815 $ 5,843,235
Belden, Inc.
(d)
3.88%, 03/15/28 ............ 1,000 972,771
3.38%, 07/15/31 ............ 462 410,475
Berkshire Hathaway Energy Co.
2.85%, 05/15/51 ............ USD 500 327,340
4.60%, 05/01/53
(b)
........... 464 402,895
Berkshire Hathaway Finance Corp.,
2.88%
,
03/15/32 ............ 285 246,892
Berry Global, Inc.
1.57%, 01/15/26 ............ 677 603,082
4.88%, 07/15/26
(b)
........... 3,127 3,010,537
Biogen, Inc.
4.05%, 09/15/25 ............ 453 440,352
3.15%, 05/01/50 ............ 2,489 1,617,952
Black Hills Corp., 2.50%
,
06/15/30 .. 200 160,535
Blue Racer Midstream LLC, 7.63%
,
12/15/25
(b)
................ 1,592 1,580,146
Boeing Co. (The)
4.88%, 05/01/25 ............ 184 182,591
2.70%, 02/01/27 ............ 200 180,532
3.25%, 02/01/28 ............ 200 181,627
3.20%, 03/01/29 ............ 900 789,201
2.95%, 02/01/30 ............ 373 315,902
3.25%, 02/01/35 ............ 171 130,045
3.95%, 08/01/59 ............ 2,507 1,683,501
Booking Holdings, Inc.
4.00%, 11/15/26 ............ EUR 4,700 5,073,729
4.50%, 11/15/31 ............ 12,250 13,272,650
Boston Properties LP
2.75%, 10/01/26 ............ USD 4,215 3,795,959
6.75%, 12/01/27 ............ 62 63,928
2.55%, 04/01/32 ............ 500 380,126
Boston Scientific Corp., 2.65%
,
06/01/30 ................. 600 512,513
Boxer Parent Co., Inc., 6.50%
,
10/02/25
(d)
................ EUR 12,782 12,991,116
Boyd Gaming Corp., 4.75%
,
12/01/27 USD 14,020 13,057,948
BP Capital Markets America, Inc.
3.06%, 06/17/41 ............ 200 148,046
3.00%, 02/24/50 ............ 130 86,706
3.00%, 03/17/52 ............ 2,484 1,637,395
Bristol-Myers Squibb Co.
3.25%, 02/27/27 ............ 2,605 2,479,417
3.90%, 02/20/28 ............ 5,314 5,116,573
3.40%, 07/26/29 ............ 16,800 15,547,440
1.45%, 11/13/30 ............ 26,025 20,571,251
Brixmor Operating Partnership LP,
4.05%
,
07/01/30 ............ 1,400 1,224,727
Broadcom Corp.
3.63%, 01/15/24 ............ 2,865 2,815,890
3.88%, 01/15/27 ............ 301 284,713
Broadcom, Inc.
4.00%, 04/15/29
(b)
........... 8,290 7,530,987
4.75%, 04/15/29 ............ 400 381,008
5.00%, 04/15/30 ............ 800 759,516
4.15%, 11/15/30 ............ 21,150 18,953,618
2.45%, 02/15/31
(b)
........... 27,351 21,542,162
4.30%, 11/15/32 ............ 8,300 7,315,127
3.42%, 04/15/33
(b)
........... 8,400 6,734,345
3.14%, 11/15/35
(b)
........... 100 73,527
3.75%, 02/15/51
(b)
........... 8,320 5,743,952
Brookfield Property REIT, Inc., 4.50%
,
04/01/27
(b)
................ 200 167,163

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Brown & Brown, Inc., 4.50%
,
03/15/29 USD 100 $ 92,960
Brunswick Corp., 4.40%
,
09/15/32 .. 300 253,243
Buckeye Partners LP
4.35%, 10/15/24 ............ 4,975 4,789,997
4.13%, 03/01/25
(b)
........... 2,365 2,252,436
3.95%, 12/01/26 ............ 261 233,517
Caesars Entertainment, Inc.
(b)
6.25%, 07/01/25 ............ 5,752 5,589,078
8.13%, 07/01/27 ............ 10,979 10,787,416
California Resources Corp., 7.13%
,
02/01/26
(b)
................ 4,843 4,654,317
Calpine Corp.
(b)
5.13%, 03/15/28 ............ 4,315 3,850,244
4.63%, 02/01/29 ............ 100 85,805
Campbell Soup Co., 4.15%
,
03/15/28 200 190,995
Capital One Financial Corp.
3.20%, 02/05/25 ............ 241 231,708
(SOFR 1 Day + 1.79%), 3.27%,
03/01/30
(c)
.............. 785 671,151
Capital One NA, 3.38%
,
02/15/23 ... 8,500 8,485,131
Cargill, Inc., 3.50%
,
04/22/25
(b)
..... 6,000 5,805,622
Carlisle Cos., Inc., 3.75%
,
12/01/27 . 200 186,290
Carnival Corp.
10.13%, 02/01/26
(d)
.......... EUR 31,146 32,961,491
7.63%, 03/01/26
(d)
........... 7,380 6,343,636
10.50%, 06/01/30
(b)
.......... USD 200 162,690
Carrier Global Corp., 2.72%
,
02/15/30 253 212,999
Carrols Restaurant Group, Inc., 5.88%
,
07/01/29
(b)
................ 8,660 6,069,465
Catalent Pharma Solutions, Inc., 2.38%
,
03/01/28
(d)
................ EUR 4,515 3,907,846
Caterpillar Financial Services Corp.
3.25%, 12/01/24 ............ USD 395 383,299
4.90%, 01/17/25 ............ 15,000 15,039,588
CCO Holdings LLC, 4.25%
,
01/15/34
(b)
100 73,804
CDI Escrow Issuer, Inc., 5.75%
,
04/01/30
(b)
................ 5,562 4,985,939
CDW LLC, 2.67%
,
12/01/26 ....... 500 443,909
Cedar Fair LP
5.38%, 04/15/27 ............ 218 208,190
5.25%, 07/15/29 ............ 218 195,775
Celanese US Holdings LLC
6.33%, 07/15/29 ............ 658 639,340
6.38%, 07/15/32 ............ 200 190,190
Centene Corp.
2.45%, 07/15/28 ............ 300 253,215
3.00%, 10/15/30 ............ 100 81,975
2.50%, 03/01/31 ............ 200 156,495
2.63%, 08/01/31 ............ 370 290,746
CenterPoint Energy Houston Electric
LLC, Series ai., 4.45%
,
10/01/32 . 1,200 1,156,838
Century Communities, Inc., 6.75%
,
06/01/27 ................. 13,410 12,794,537
CF Industries, Inc., 5.15%
,
03/15/34 . 400 378,598
Charles River Laboratories
International, Inc.
(b)
4.25%, 05/01/28 ............ 100 92,097
4.00%, 03/15/31 ............ 200 173,000
Charles Schwab Corp. (The)
4.20%, 03/24/25 ............ 1,291 1,275,884
3.45%, 02/13/26 ............ 2,532 2,447,819
3.25%, 05/22/29 ............ 176 159,410
2.90%, 03/03/32 ............ 641 544,719
Security
Par (000)
Par (000) Value
United States (continued)
Charter Communications Operating
LLC
4.91%, 07/23/25 ............ USD 3,525 $ 3,454,856
3.75%, 02/15/28 ............ 8,128 7,329,075
4.20%, 03/15/28 ............ 7,758 7,130,483
2.25%, 01/15/29 ............ 31,294 25,187,830
2.80%, 04/01/31 ............ 8,125 6,325,375
2.30%, 02/01/32 ............ 13,470 9,921,308
6.38%, 10/23/35 ............ 100 97,479
5.38%, 04/01/38 ............ 109 90,748
3.50%, 06/01/41 ............ 2,934 1,911,778
3.50%, 03/01/42 ............ 400 256,303
5.75%, 04/01/48 ............ 100 81,869
3.70%, 04/01/51 ............ 7,456 4,533,753
3.90%, 06/01/52 ............ 3,684 2,312,913
5.25%, 04/01/53 ............ 100 77,184
3.85%, 04/01/61 ............ 10,532 6,091,291
Chemours Co. (The), 4.00%
,
05/15/26 EUR 600 573,322
Cheniere Energy Partners LP
4.00%, 03/01/31 ............ USD 343 292,017
3.25%, 01/31/32 ............ 300 238,412
Chesapeake Energy Corp.
6.13%, 02/15/21
(a)(g)(q)
......... 27,853 3
5.50%, 02/01/26
(b)
........... 1,968 1,899,071
5.38%, 06/15/26
(a)(g)(q)
......... 4,795 —
Chevron USA, Inc., 3.25%
,
10/15/29 . 397 364,057
Chubb INA Holdings, Inc., 1.38%
,
09/15/30 ................. 8,456 6,563,954
Churchill Downs, Inc.
(b)
5.50%, 04/01/27 ............ 261 247,312
4.75%, 01/15/28 ............ 218 195,082
Cigna Corp.
3.00%, 07/15/23 ............ 17,000 16,813,658
4.38%, 10/15/28 ............ 2,375 2,290,531
3.88%, 10/15/47 ............ 300 232,575
Cisco Systems, Inc., 5.50%
,
01/15/40 100 104,061
Citigroup, Inc.
4.00%, 08/05/24 ............ 800 785,669
(LIBOR USD 3 Month + 0.90%),
3.35%, 04/24/25
(c)
......... 8,123 7,876,696
3.30%, 04/27/25 ............ 344 333,082
(SOFR 1 Day + 0.67%), 0.98%,
05/01/25
(c)
.............. 6,203 5,808,742
(SOFR 1 Day + 1.37%), 4.14%,
05/24/25
(c)
.............. 6,762 6,631,071
(SOFR 1 Day + 0.69%), 2.01%,
01/25/26
(c)
.............. 17,268 16,003,411
(SOFR 1 Day + 1.53%), 3.29%,
03/17/26
(c)
.............. 8,407 7,991,286
(SOFR 1 Day + 2.84%), 3.11%,
04/08/26
(c)
.............. 400 378,633
3.40%, 05/01/26 ............ 537 508,975
(EURIBOR 3 Month + 1.07%),
1.50%, 07/24/26
(c)(d)
........ EUR 10,500 10,518,315
(SOFR 1 Day + 1.55%), 5.61%,
09/29/26
(c)
.............. USD 11,946 11,997,093
1.75%, 10/23/26 ............ GBP 7,470 7,946,034
4.45%, 09/29/27 ............ USD 1,181 1,125,975
(SOFR 1 Day + 1.28%), 3.07%,
02/24/28
(c)
.............. 30,373 27,382,135
(LIBOR USD 3 Month + 1.34%),
3.98%, 03/20/30
(c)
......... 2,075 1,871,413
(SOFR 1 Day + 1.42%), 2.98%,
11/05/30
(c)
.............. 600 504,495

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
(SOFR 1 Day + 1.15%), 2.67%,
01/29/31
(c)
.............. USD 16,570 $ 13,590,437
(SOFR 1 Day + 3.91%), 4.41%,
03/31/31
(c)
.............. 11,775 10,812,943
(SOFR 1 Day + 1.17%), 2.56%,
05/01/32
(c)
.............. 16,770 13,239,321
(SOFR 1 Day + 1.35%), 3.06%,
01/25/33
(c)
.............. 4,150 3,349,111
(SOFR 1 Day + 1.94%), 3.79%,
03/17/33
(c)
.............. 4,150 3,549,460
(SOFR 1 Day + 2.34%), 6.27%,
11/17/33
(c)
.............. 8,800 9,078,449
6.68%, 09/13/43 ............ 500 534,355
Citizens Bank NA, 2.25%
,
04/28/25 . 288 268,279
Citizens Financial Group, Inc., 3.25%
,
04/30/30 ................. 400 347,230
Clarios Global LP
4.38%, 05/15/26
(d)
........... EUR 5,382 5,316,573
8.50%, 05/15/27
(b)
........... USD 100 97,650
Clear Channel Outdoor Holdings, Inc.
(b)
5.13%, 08/15/27 ............ 747 647,275
7.75%, 04/15/28 ............ 200 146,002
7.50%, 06/01/29 ............ 200 146,854
Clorox Co. (The), 3.90%
,
05/15/28 .. 9,200 8,767,903
Cloud Software Group Holdings, Inc.,
6.50%
,
03/31/29
(b)
........... 35,391 29,809,175
CME Group, Inc., 4.15%
,
06/15/48 .. 200 176,630
Coca-Cola Co. (The)
1.65%, 06/01/30 ............ 153 125,174
2.75%, 06/01/60 ............ 2,400 1,602,193
Colgate Energy Partners III LLC
(b)
7.75%, 02/15/26 ............ 1,526 1,480,281
5.88%, 07/01/29 ............ 2,835 2,434,869
Colgate-Palmolive Co.
3.10%, 08/15/27 ............ 100 94,555
3.25%, 08/15/32 ............ 500 451,221
3.70%, 08/01/47 ............ 100 85,134
Comcast Corp.
3.95%, 10/15/25 ............ 4,259 4,170,891
3.15%, 03/01/26 ............ 6,540 6,225,215
2.35%, 01/15/27 ............ 7,932 7,206,993
3.30%, 02/01/27 ............ 7,037 6,631,340
3.55%, 05/01/28 ............ 677 635,743
4.15%, 10/15/28 ............ 9,828 9,424,532
2.65%, 02/01/30 ............ 5,530 4,784,107
3.40%, 04/01/30 ............ 16,629 15,163,010
1.50%, 02/15/31 ............ 100 77,860
4.20%, 08/15/34 ............ 139 128,326
3.90%, 03/01/38 ............ 600 517,059
3.97%, 11/01/47 ............ 400 319,551
4.70%, 10/15/48 ............ 400 357,278
2.94%, 11/01/56 ............ 13,028 8,056,845
2.65%, 08/15/62 ............ 1,600 899,666
2.99%, 11/01/63 ............ 4,916 2,972,493
Commercial Metals Co.
4.13%, 01/15/30 ............ 22,119 19,572,143
4.38%, 03/15/32 ............ 7,677 6,678,426
Commonwealth Edison Co., Series 127,
3.20%
,
11/15/49 ............ 600 426,588
Community Health Systems, Inc.,
4.75%
,
02/15/31
(b)
........... 200 145,204
Comstock Resources, Inc., 5.88%
,
01/15/30
(b)
................ 100 85,970
Conagra Brands, Inc., 7.00%
,
10/01/28 1,103 1,175,958
ConocoPhillips Co., 2.40%
,
03/07/25 385 365,916
Security
Par (000)
Par (000) Value
United States (continued)
Conservation Fund A Nonprofit Corp.
(The), Series 2019, 3.47%
,
12/15/29 USD 1,530 $ 1,315,469
Consolidated Edison Co. of New York,
Inc.
Series 20B, 3.95%, 04/01/50 ... 1,540 1,207,844
6.15%, 11/15/52 ............ 5,355 5,732,738
Constellation Brands, Inc.
3.60%, 02/15/28 ............ 110 101,939
4.65%, 11/15/28 ............ 221 213,725
Constellation Energy Generation LLC
6.25%, 10/01/39 ............ 200 204,001
5.60%, 06/15/42 ............ 200 192,704
Corebridge Financial, Inc., 3.85%
,
04/05/29
(b)
................ 1,975 1,798,845
Corebridge Global Funding, 0.65%
,
06/17/24
(b)
................ 12,226 11,410,400
Costco Wholesale Corp., 1.60%
,
04/20/30 ................. 194 158,938
Coty, Inc.
3.88%, 04/15/26
(d)
........... EUR 5,259 5,226,920
4.75%, 04/15/26
(d)
........... 2,300 2,302,003
4.75%, 01/15/29
(b)
........... USD 200 181,000
Covanta Holding Corp., 4.88%
,
12/01/29
(b)
................ 7,037 5,765,203
Cox Communications, Inc., 2.95%
,
10/01/50
(b)
................ 2,489 1,492,283
Crown Castle, Inc.
3.20%, 09/01/24 ............ 270 260,719
3.80%, 02/15/28 ............ 100 92,937
3.10%, 11/15/29 ............ 10,600 9,239,450
2.50%, 07/15/31 ............ 32,029 25,810,772
4.15%, 07/01/50 ............ 100 77,506
3.25%, 01/15/51 ............ 1,628 1,058,482
CSC Holdings LLC
5.25%, 06/01/24 ............ 2,591 2,412,260
7.50%, 04/01/28
(b)
........... 200 136,000
CSX Corp.
3.35%, 11/01/25 ............ 329 315,730
4.10%, 11/15/32 ............ 11,665 10,935,874
4.10%, 03/15/44 ............ 100 83,854
3.80%, 11/01/46 ............ 800 628,018
CubeSmart LP
2.25%, 12/15/28 ............ 216 178,019
2.50%, 02/15/32 ............ 400 305,798
CVS Health Corp.
2.88%, 06/01/26 ............ 2,375 2,217,009
3.63%, 04/01/27 ............ 3,175 3,012,916
1.30%, 08/21/27 ............ 5,055 4,279,739
3.25%, 08/15/29 ............ 100 89,461
3.75%, 04/01/30 ............ 12,530 11,360,485
1.75%, 08/21/30 ............ 25,506 20,101,051
1.88%, 02/28/31 ............ 8,380 6,573,301
2.70%, 08/21/40 ............ 2,328 1,608,345
5.13%, 07/20/45 ............ 107 97,520
5.05%, 03/25/48 ............ 185 166,046
4.25%, 04/01/50 ............ 200 159,183
Dana Financing Luxembourg SARL,
3.00%
,
07/15/29
(d)
........... EUR 550 449,626
Dana, Inc., 4.25%
,
09/01/30 ...... USD 1,736 1,398,556
Danaher Corp.
3.35%, 09/15/25 ............ 560 539,025
2.80%, 12/10/51 ............ 200 132,152
DCP Midstream Operating LP, 5.38%
,
07/15/25 ................. 414 410,150

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Dell International LLC
5.45%, 06/15/23 ............ USD 9,750 $ 9,756,168
6.02%, 06/15/26 ............ 11,945 12,185,762
4.90%, 10/01/26 ............ 416 409,468
3.45%, 12/15/51
(b)
........... 11,761 7,197,774
Devon Energy Corp., 5.25%
,
09/15/24 100 100,088
Diamondback Energy, Inc., 4.40%
,
03/24/51 ................. 200 152,356
Dick's Sporting Goods, Inc., 4.10%
,
01/15/52 ................. 2,489 1,604,601
Digital Dutch Finco BV, 0.63%
,
07/15/25
(d)
................ EUR 10,100 9,668,123
Digital Realty Trust LP
4.45%, 07/15/28 ............ USD 200 189,349
3.60%, 07/01/29 ............ 1,240 1,107,549
Discover Bank, 4.65%
,
09/13/28 .... 600 561,988
Discovery Communications LLC
4.13%, 05/15/29 ............ 100 86,656
4.00%, 09/15/55 ............ 4,945 2,971,311
DISH DBS Corp., 5.75%
,
12/01/28
(b)
. 200 159,625
DocuSign, Inc., 0.00%
,
01/15/24
(m)(n)
. 7,185 6,753,900
Dollar General Corp.
4.25%, 09/20/24 ............ 21,422 21,127,508
4.13%, 05/01/28 ............ 200 190,420
3.50%, 04/03/30 ............ 4,150 3,733,529
5.00%, 11/01/32 ............ 700 690,497
4.13%, 04/03/50 ............ 100 79,760
Dominion Energy, Inc., 3.90%
,
10/01/25 700 681,705
Dow Chemical Co. (The), 7.38%
,
11/01/29 .................. 242 268,847
DT Midstream, Inc., 4.13%
,
06/15/29
(b)
69 59,279
DTE Electric Co.
2.25%, 03/01/30 ............ 400 336,201
2.95%, 03/01/50 ............ 100 67,808
Duke Energy Carolinas LLC
2.45%, 02/01/30 ............ 423 361,299
6.05%, 04/15/38 ............ 175 184,385
Duke Energy Corp.
3.10%, 06/15/28 ............ EUR 20,900 20,932,070
3.40%, 06/15/29 ............ USD 140 125,576
Duke Energy Florida LLC
3.20%, 01/15/27 ............ 185 174,655
3.85%, 11/15/42 ............ 500 401,632
5.95%, 11/15/52 ............ 650 691,796
Duke Energy Progress LLC
3.70%, 09/01/28 ............ 271 254,587
3.45%, 03/15/29 ............ 100 92,052
Earthstone Energy Holdings LLC,
8.00%
,
04/15/27
(b)
........... 17,147 16,403,678
Eaton Corp., 4.15%
,
03/15/33 ..... 26,965 25,067,138
Eaton Vance Corp., 3.50%
,
04/06/27 . 431 401,192
eBay, Inc.
3.45%, 08/01/24 ............ 100 97,277
1.90%, 03/11/25 ............ 1,417 1,326,216
6.30%, 11/22/32 ............ 6,005 6,239,408
Ecolab, Inc.
3.25%, 12/01/27 ............ 100 93,046
5.25%, 01/15/28 ............ 10,600 10,799,881
2.13%, 02/01/32 ............ 24,150 19,277,484
Edgewell Personal Care Co., 5.50%
,
06/01/28
(b)
................ 100 93,523
Edison International, 6.95%
,
11/15/29 4,594 4,797,428
Elevance Health, Inc.
3.50%, 08/15/24 ............ 16,444 16,039,767
Security
Par (000)
Par (000) Value
United States (continued)
3.35%, 12/01/24 ............ USD 5,385 $ 5,219,548
2.38%, 01/15/25 ............ 943 895,154
1.50%, 03/15/26 ............ 11,312 10,167,027
3.65%, 12/01/27 ............ 3,585 3,380,327
4.10%, 03/01/28 ............ 100 95,832
2.88%, 09/15/29 ............ 8,000 7,028,629
2.25%, 05/15/30 ............ 220 181,994
2.55%, 03/15/31 ............ 19,600 16,466,481
5.50%, 10/15/32 ............ 12,150 12,438,255
4.65%, 01/15/43 ............ 100 90,625
4.38%, 12/01/47 ............ 100 85,429
3.13%, 05/15/50 ............ 2,376 1,628,584
Eli Lilly & Co.
3.10%, 05/15/27 ............ 1,610 1,512,921
3.38%, 03/15/29 ............ 11,376 10,645,213
Emerson Electric Co., 2.20%
,
12/21/31 741 598,954
Enbridge Energy Partners LP, 5.50%
,
09/15/40 ................. 200 186,917
Encore Capital Group, Inc.
(d)
4.88%, 10/15/25 ............ EUR 5,737 5,749,488
5.38%, 02/15/26 ............ GBP 2,175 2,350,743
Energizer Gamma Acquisition BV,
3.50%
,
06/30/29
(d)
........... EUR 2,644 2,247,480
Energizer Holdings, Inc., 4.75%
,
06/15/28
(b)
................ USD 200 173,321
Energy Transfer LP
3.60%, 02/01/23 ............ 2,297 2,292,585
4.20%, 09/15/23 ............ 9,039 8,982,263
4.90%, 03/15/35 ............ 1,700 1,513,849
6.25%, 04/15/49 ............ 100 92,987
Entergy Louisiana LLC, 0.95%
,
10/01/24 ................. 700 651,589
Entergy Texas, Inc., 4.00%
,
03/30/29 200 188,623
Enterprise Products Operating LLC
3.90%, 02/15/24 ............ 6,105 6,011,206
3.70%, 02/15/26 ............ 100 96,378
4.95%, 10/15/54 ............ 100 83,228
3.95%, 01/31/60 ............ 100 72,169
EQM Midstream Partners LP, 7.50%
,
06/01/27
(b)
................ 4,290 4,201,025
EQT Corp.
6.13%, 02/01/25
(e)
........... 200 200,470
5.00%, 01/15/29 ............ 300 281,628
7.00%, 02/01/30
(e)
........... 176 182,533
Equinix, Inc.
2.63%, 11/18/24 ............ 2,975 2,833,074
1.00%, 09/15/25 ............ 8,250 7,377,731
1.80%, 07/15/27 ............ 300 256,784
2.50%, 05/15/31 ............ 105 84,367
3.90%, 04/15/32 ............ 10,500 9,328,654
2.95%, 09/15/51 ............ 3,219 2,005,024
Equitable Holdings, Inc., 5.00%
,
04/20/48 ................. 100 87,558
ERP Operating LP, 3.50%
,
03/01/28 . 600 552,892
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/26
(a)(g)(q)
......... 1,665 —
Estee Lauder Cos., Inc. (The), 1.95%
,
03/15/31 ................. 100 80,874
Eversource Energy
4.20%, 06/27/24 ............ 338 334,082
2.90%, 03/01/27 ............ 100 92,070
Exelon Corp.
2.75%, 03/15/27
(b)
........... 4,486 4,114,041
4.05%, 04/15/30 ............ 200 185,680

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
4.95%, 06/15/35 ............ USD 500 $ 477,299
Expedia Group, Inc., 2.95%
,
03/15/31 1,107 890,173
Exxon Mobil Corp.
2.28%, 08/16/26 ............ 966 893,784
4.33%, 03/19/50 ............ 400 350,300
FedEx Corp.
3.25%, 04/01/26 ............ 7,360 7,002,383
4.20%, 10/17/28 ............ 414 393,142
4.75%, 11/15/45 ............ 200 168,868
5.25%, 05/15/50 ............ 577 525,354
Fidelity National Information Services,
Inc.
0.63%, 12/03/25 ............ EUR 4,400 4,288,814
1.15%, 03/01/26 ............ USD 1,052 922,492
2.25%, 03/01/31 ............ 300 235,082
5.63%, 07/15/52 ............ 800 733,934
Fifth Third Bancorp
(c)
(SOFR 1 Day + 0.69%), 1.71%,
11/01/27 ............... 151 133,933
(SOFR 1 Day + 2.19%), 6.36%,
10/27/28 ............... 150 154,334
(SOFR Index + 2.13%), 4.77%,
07/28/30 ............... 29,325 27,967,995
(SOFR 1 Day + 1.66%), 4.34%,
04/25/33 ............... 300 274,097
FirstEnergy Corp., Series C, 3.40%
,
03/01/50 ................. 2,507 1,654,119
Fiserv, Inc.
3.80%, 10/01/23 ............ 13,670 13,524,338
4.20%, 10/01/28 ............ 281 265,812
Five Corners Funding Trust, 4.42%
,
11/15/23
(b)
................ 4,890 4,847,879
Five Point Operating Co. LP, 7.88%
,
11/15/25
(b)
................ 21,761 18,292,754
Flex Ltd., 4.75%
,
06/15/25 ........ 200 195,563
Florida Power & Light Co.
4.95%, 06/01/35 ............ 268 262,778
5.69%, 03/01/40 ............ 300 311,540
FLYR, Inc., 7.74%
,
01/20/27
(a)
..... 11,894 11,001,950
Flyreel, Inc., 8.00%
,
07/20/23
(a)(n)
... 23,381 25,356,919
Ford Foundation (The), Series 2020,
2.42%
,
06/01/50 ............ 450 283,087
Ford Motor Co.
3.25%, 02/12/32 ............ 4,719 3,538,975
6.10%, 08/19/32 ............ 12,129 11,199,403
Ford Motor Credit Co. LLC, 5.58%
,
03/18/24 ................. 4,822 4,758,591
Forestar Group, Inc.
(b)
3.85%, 05/15/26 ............ 2,712 2,377,585
5.00%, 03/01/28 ............ 18,586 15,946,130
Fortress Transportation & Infrastructure
Investors LLC, 6.50%
,
10/01/25
(b)
. 100 94,020
Freed Corp., 10.00%
,
12/01/23
(a)
... 27,775 26,733,736
Freedom Mortgage Corp.
(b)
8.13%, 11/15/24 ............ 9,681 8,906,520
8.25%, 04/15/25 ............ 9,387 8,443,390
Freeport-McMoRan, Inc.
3.88%, 03/15/23 ............ 10,159 10,131,680
4.38%, 08/01/28 ............ 100 93,337
4.25%, 03/01/30 ............ 204 185,214
5.40%, 11/14/34 ............ 104 98,216
FreeWire Technologies, Inc., (3 Month
CME Term SOFR + 9.00%), 12.59%
,
03/31/25
(a)(c)
............... 16,802 15,416,099
Security
Par (000)
Par (000) Value
United States (continued)
Frontier Communications Holdings
LLC
(b)
5.88%, 10/15/27 ............ USD 15,270 $ 14,179,264
5.00%, 05/01/28 ............ 11,187 9,755,287
6.75%, 05/01/29 ............ 10,376 8,583,650
8.75%, 05/15/30 ............ 15,957 16,224,272
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 16,595 15,281,174
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,462,000
Full House Resorts, Inc., 8.25%
,
02/15/28
(b)
................ 3,216 2,847,157
FXI Holdings, Inc., 7.88%
,
11/01/24
(b)
100 83,133
GATX Corp.
3.50%, 03/15/28 ............ 980 889,184
4.00%, 06/30/30 ............ 200 177,227
3.50%, 06/01/32 ............ 100 83,719
GE HealthCare Technologies, Inc.
(b)
5.55%, 11/15/24 ............ 12,300 12,344,283
5.91%, 11/22/32 ............ 4,050 4,196,603
Gen Digital, Inc.
(b)
6.75%, 09/30/27 ............ 11,207 10,982,860
7.13%, 09/30/30 ............ 6,834 6,714,405
General Dynamics Corp., 3.50%
,
04/01/27 ................. 100 95,539
General Electric Co., 6.75%
,
03/15/32 495 548,220
General Mills, Inc.
4.00%, 04/17/25 ............ 8,150 7,959,395
0.13%, 11/15/25 ............ EUR 4,500 4,364,456
4.20%, 04/17/28 ............ USD 3,630 3,507,781
2.25%, 10/14/31 ............ 400 321,678
General Motors Co.
4.88%, 10/02/23 ............ 32,000 31,900,454
6.80%, 10/01/27 ............ 1,100 1,141,781
5.00%, 10/01/28 ............ 300 287,320
General Motors Financial Co., Inc.
1.70%, 08/18/23 ............ 8,300 8,109,598
3.80%, 04/07/25 ............ 10,000 9,652,944
4.35%, 04/09/25 ............ 6,355 6,182,310
6.05%, 10/10/25 ............ 17,000 17,291,433
0.85%, 02/26/26
(d)
........... EUR 3,300 3,159,878
2.35%, 02/26/27 ............ USD 15,000 13,099,721
0.60%, 05/20/27
(d)
........... EUR 13,640 12,353,708
2.40%, 10/15/28 ............ USD 400 331,682
3.60%, 06/21/30 ............ 4,150 3,492,484
2.35%, 01/08/31 ............ 1,100 829,416
2.70%, 06/10/31 ............ 4,550 3,486,098
Georgia-Pacific LLC
(b)
3.73%, 07/15/23 ............ 8,000 7,926,579
0.63%, 05/15/24 ............ 12,923 12,138,541
3.60%, 03/01/25 ............ 1,170 1,132,770
2.30%, 04/30/30 ............ 5,183 4,303,146
Gilead Sciences, Inc.
2.50%, 09/01/23 ............ 4,000 3,933,794
0.75%, 09/29/23 ............ 2,500 2,422,008
3.65%, 03/01/26 ............ 9,590 9,245,395
1.65%, 10/01/30 ............ 4,125 3,271,017
2.60%, 10/01/40 ............ 20,000 13,953,824
2.80%, 10/01/50 ............ 7,304 4,669,702
Global Payments, Inc.
3.75%, 06/01/23 ............ 13,279 13,194,386
4.00%, 06/01/23 ............ 5,600 5,566,151
2.65%, 02/15/25 ............ 5,107 4,804,890
4.45%, 06/01/28 ............ 100 93,045
2.90%, 05/15/30 ............ 100 81,937

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
GLP Capital LP
3.35%, 09/01/24 ............ USD 10,317 $ 9,887,194
4.00%, 01/15/31 ............ 3,678 3,154,988
Golden Entertainment, Inc., 7.63%
,
04/15/26
(b)
................ 3,070 3,025,842
Goldman Sachs Group, Inc. (The)
1.22%, 12/06/23 ............ 50,000 48,265,691
4.00%, 03/03/24 ............ 23,242 22,948,080
5.70%, 11/01/24 ............ 692 700,236
3.50%, 04/01/25 ............ 10,000 9,616,424
(LIBOR USD 3 Month + 1.20%),
3.27%, 09/29/25
(c)
......... 193 185,980
(SOFR 1 Day + 0.61%), 0.86%,
02/12/26
(c)
.............. 1,842 1,665,578
(SOFR 1 Day + 0.79%), 1.09%,
12/09/26
(c)
.............. 12,566 11,077,256
(SOFR 1 Day + 0.80%), 1.43%,
03/09/27
(c)
.............. 7,186 6,301,460
(SOFR 1 Day + 0.82%), 1.54%,
09/10/27
(c)
.............. 36,586 31,560,087
(SOFR 1 Day + 0.91%), 1.95%,
10/21/27
(c)
.............. 7,180 6,278,084
0.25%, 01/26/28
(d)
........... EUR 7,900 6,927,441
(SOFR 1 Day + 1.11%), 2.64%,
02/24/28
(c)
.............. USD 1,200 1,068,463
(SOFR 1 Day + 1.85%), 3.62%,
03/15/28
(c)
.............. 20,249 18,861,166
2.00%, 03/22/28
(d)
........... EUR 7,900 7,583,078
7.25%, 04/10/28 ............ GBP 4,900 6,357,671
(SOFR 1 Day + 1.73%), 4.48%,
08/23/28
(c)
.............. USD 300 287,524
2.00%, 11/01/28
(d)
........... EUR 7,900 7,509,911
1.25%, 02/07/29
(d)
........... 27,649 24,608,911
(LIBOR USD 3 Month + 1.16%),
3.81%, 04/23/29
(c)
......... USD 354 323,353
0.88%, 05/09/29
(d)
........... EUR 16,000 13,730,362
(SOFR 1 Day + 1.09%), 1.99%,
01/27/32
(c)
.............. USD 598 455,566
(SOFR 1 Day + 1.28%), 2.62%,
04/22/32
(c)
.............. 6,225 4,964,380
(SOFR 1 Day + 1.25%), 2.38%,
07/21/32
(c)
.............. 4,150 3,220,021
(SOFR 1 Day + 1.26%), 2.65%,
10/21/32
(c)
.............. 100 78,957
GoTo Group, Inc., 5.50%
,
09/01/27
(b)
. 18,019 9,691,013
Grand Canyon University
3.25%, 10/01/23 ............ 3,053 3,007,205
5.13%, 10/01/28 ............ 8,775 8,255,432
Graphic Packaging International LLC,
2.63%
,
02/01/29
(d)
........... EUR 1,246 1,167,186
Gray Television, Inc., 7.00%
,
05/15/27
(b)
USD 100 88,679
GSK Consumer Healthcare Capital
US LLC
3.02%, 03/24/24 ............ 12,447 12,080,327
3.38%, 03/24/27 ............ 5,313 4,946,168
GXO Logistics, Inc., 2.65%
,
07/15/31 9,270 6,844,507
H&E Equipment Services, Inc., 3.88%
,
12/15/28
(b)
................ 200 170,358
Halliburton Co., 7.45%
,
09/15/39 ... 200 225,526
Hanesbrands Finance Luxembourg
SCA, 3.50%
,
06/15/24
(d)
....... EUR 585 604,922
Hasbro, Inc.
3.00%, 11/19/24 ............ USD 100 96,077
3.90%, 11/19/29 ............ 99 87,980
Security
Par (000)
Par (000) Value
United States (continued)
HCA, Inc.
5.00%, 03/15/24 ............ USD 15,105 $ 15,018,217
5.38%, 02/01/25 ............ 23,162 23,133,958
4.50%, 02/15/27 ............ 20,000 19,275,542
3.13%, 03/15/27
(b)
........... 5,592 5,084,126
5.63%, 09/01/28 ............ 317 315,203
5.88%, 02/01/29 ............ 11,292 11,256,719
2.38%, 07/15/31 ............ 200 155,686
3.63%, 03/15/32
(b)
........... 5,242 4,435,537
3.50%, 07/15/51 ............ 7,402 4,748,882
Healthpeak Properties, Inc., 1.35%
,
02/01/27 ................. 3,840 3,323,982
Hess Corp.
7.88%, 10/01/29 ............ 100 110,833
7.30%, 08/15/31 ............ 100 108,570
Hess Midstream Operations LP, 4.25%
,
02/15/30
(b)
................ 200 170,984
HF Sinclair Corp., 5.88%
,
04/01/26 .. 5,975 5,980,017
Hilton Domestic Operating Co., Inc.,
4.00%
,
05/01/31
(b)
........... 200 167,326
Hilton Grand Vacations Borrower
Escrow LLC, 5.00%
,
06/01/29
(b)
.. 200 172,000
Home Depot, Inc. (The)
2.50%, 04/15/27 ............ 155 142,628
2.80%, 09/14/27 ............ 1,400 1,296,752
1.50%, 09/15/28 ............ 12,000 10,202,270
2.95%, 06/15/29 ............ 16,735 15,139,624
1.38%, 03/15/31 ............ 30,247 23,431,638
1.88%, 09/15/31 ............ 2,866 2,290,214
4.50%, 09/15/32 ............ 12,450 12,156,191
2.38%, 03/15/51 ............ 22,635 13,503,279
2.75%, 09/15/51 ............ 321 209,736
Homes by West Bay LLC, 9.50%
,
04/30/27
(a)
................ 28,500 25,900,800
Host Hotels & Resorts LP, Series I,
3.50%
,
09/15/30 ............ 100 82,527
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(b)
................ 7,345 6,615,862
Howmet Aerospace, Inc.
5.90%, 02/01/27 ............ 4,321 4,296,716
3.00%, 01/15/29 ............ 200 170,000
HP, Inc.
4.00%, 04/15/29 ............ 162 147,873
2.65%, 06/17/31 ............ 1,647 1,283,149
HUB International Ltd., 5.63%
,
12/01/29
(b)
................ 200 174,676
Humana, Inc.
0.65%, 08/03/23 ............ 55,760 54,321,935
2.15%, 02/03/32 ............ 5,575 4,350,352
5.88%, 03/01/33 ............ 11,539 11,911,752
3.95%, 08/15/49 ............ 400 314,104
Huntington Bancshares, Inc., (SOFR 1
Day + 1.97%), 4.44%
,
08/04/28
(c)
. 5,244 4,995,026
Huntington Ingalls Industries, Inc.,
4.20%
,
05/01/30 ............ 154 139,775
Huntington National Bank (The)
(SOFR 1 Day + 1.22%), 5.70%,
11/18/25
(c)
.............. 15,000 15,029,788
(SOFR Index + 1.65%), 4.55%,
05/17/28
(c)
.............. 600 578,921
5.65%, 01/10/30 ............ 2,075 2,090,840
Hyatt Hotels Corp., 6.00%
,
04/23/30
(e)
193 188,797
Icahn Enterprises LP, 6.25%
,
05/15/26 70 67,263

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
iHeartCommunications, Inc.
6.38%, 05/01/26 ............ USD 349 $ 320,697
5.25%, 08/15/27
(b)
........... 327 276,996
4.75%, 01/15/28
(b)
........... 218 177,526
Illinois Tool Works, Inc., 2.65%
,
11/15/26 .................. 300 278,609
Illumina, Inc.
5.80%, 12/12/25 ............ 3,000 3,020,385
5.75%, 12/13/27 ............ 119 120,482
Intel Corp.
4.00%, 08/05/29 ............ 100 95,122
4.80%, 10/01/41 ............ 100 92,332
3.05%, 08/12/51 ............ 219 141,801
4.90%, 08/05/52 ............ 160 141,545
3.20%, 08/12/61 ............ 200 125,252
Intercontinental Exchange, Inc.
4.35%, 06/15/29 ............ 8,300 8,024,772
2.10%, 06/15/30 ............ 4,506 3,676,121
1.85%, 09/15/32 ............ 14,250 10,719,220
4.25%, 09/21/48 ............ 115 96,291
3.00%, 09/15/60 ............ 2,489 1,563,468
5.20%, 06/15/62 ............ 800 754,782
International Business Machines Corp.
3.63%, 02/12/24 ............ 1,365 1,344,615
3.45%, 02/19/26 ............ 602 578,362
3.50%, 05/15/29 ............ 15,465 14,216,058
1.95%, 05/15/30 ............ 5,800 4,730,276
2.95%, 05/15/50 ............ 7,936 5,164,299
International Game Technology plc,
4.13%
,
04/15/26
(b)
........... 200 186,531
Iron Mountain UK plc, 3.88%
,
11/15/25
(d)
................ GBP 2,856 3,186,320
Iron Mountain, Inc., 5.00%
,
07/15/28
(b)
USD 100 89,818
iStar, Inc., 4.25%
,
08/01/25 ....... 200 195,985
Jabil, Inc., 3.95%
,
01/12/28 ....... 100 93,097
JBS USA LUX SA
(b)
3.00%, 02/02/29 ............ 101 83,592
3.00%, 05/15/32 ............ 200 153,370
Jefferies Financial Group, Inc., 4.15%
,
01/23/30 ................. 200 178,551
John Deere Bank SA, 2.50%
,
09/14/26
(d)
................ EUR 4,150 4,284,477
John Deere Capital Corp.
1.25%, 01/10/25 ............ USD 15,000 14,029,960
4.05%, 09/08/25 ............ 7,439 7,321,383
2.45%, 01/09/30 ............ 1,066 918,412
Johnson & Johnson
3.63%, 03/03/37 ............ 123 109,274
3.75%, 03/03/47 ............ 709 596,729
3.50%, 01/15/48 ............ 100 81,443
2.45%, 09/01/60 ............ 200 122,073
JPMorgan Chase & Co.
2.70%, 05/18/23 ............ 6,251 6,198,218
(SOFR 1 Day + 1.46%), 1.51%,
06/01/24
(c)
.............. 5,879 5,783,175
3.88%, 09/10/24 ............ 100 97,887
(3 Month CME Term SOFR +
0.60%), 0.65%, 09/16/24
(c)
... 2,689 2,593,131
3.13%, 01/23/25 ............ 400 386,046
(3 Month CME Term SOFR +
0.58%), 0.97%, 06/23/25
(c)
... 2,046 1,907,218
(SOFR 1 Day + 0.61%), 1.56%,
12/10/25
(c)
.............. 7,507 6,950,179
(SOFR 1 Day + 1.85%), 2.08%,
04/22/26
(c)
.............. 7,430 6,897,241
Security
Par (000)
Par (000) Value
United States (continued)
(SOFR 1 Day + 1.32%), 4.08%,
04/26/26
(c)
.............. USD 22,913 $ 22,246,736
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(c)(d)
.. GBP 12,200 13,320,931
(SOFR 1 Day + 0.80%), 1.05%,
11/19/26
(c)
.............. USD 2,662 2,347,981
(LIBOR USD 3 Month + 1.25%),
3.96%, 01/29/27
(c)
......... 1,740 1,658,649
(EURIBOR 3 Month + 0.76%),
1.09%, 03/11/27
(c)(d)
........ EUR 6,000 5,840,251
(SOFR 1 Day + 1.56%), 4.32%,
04/26/28
(c)
.............. USD 54,985 52,509,951
(EURIBOR 3 Month + 0.84%),
1.64%, 05/18/28
(c)(d)
........ EUR 14,100 13,563,212
(SOFR 1 Day + 1.89%), 2.18%,
06/01/28
(c)
.............. USD 6,997 6,118,058
(SOFR 1 Day + 1.99%), 4.85%,
07/25/28
(c)
.............. 18,535 18,067,610
(LIBOR USD 3 Month + 1.16%),
3.70%, 05/06/30
(c)
......... 2,013 1,805,419
(SOFR 1 Day + 1.51%), 2.74%,
10/15/30
(c)
.............. 6,225 5,220,385
(SOFR 1 Day + 1.26%), 2.96%,
01/25/33
(c)
.............. 4,150 3,377,694
(SOFR 1 Day + 2.08%), 4.91%,
07/25/33
(c)
.............. 4,150 3,951,326
(SOFR 1 Day + 2.58%), 5.72%,
09/14/33
(c)
.............. 15,000 14,640,802
5.60%, 07/15/41 ............ 100 99,963
(SOFR 1 Day + 1.51%), 2.53%,
11/19/41
(c)
.............. 700 457,645
(LIBOR USD 3 Month + 1.38%),
3.96%, 11/15/48
(c)
......... 135 105,300
(SOFR 1 Day + 2.44%), 3.11%,
04/22/51
(c)
.............. 4,088 2,678,396
JPMorgan Chase Bank NA, 0.00%
,
12/28/23
(d)(m)(n)
.............. 10,000 9,455,000
Kaiser Foundation Hospitals, Series
2021, 2.81%
,
06/01/41 ........ 200 144,913
KAR Auction Services, Inc., 5.13%
,
06/01/25
(b)
................ 118 115,279
Keurig Dr Pepper, Inc.
3.95%, 04/15/29 ............ 20,275 18,859,472
3.20%, 05/01/30 ............ 267 232,676
2.25%, 03/15/31 ............ 500 401,524
4.50%, 04/15/52 ............ 100 83,323
KeyBank NA, 4.15%
,
08/08/25 ..... 3,465 3,385,246
KeyCorp
4.10%, 04/30/28 ............ 132 125,826
2.55%, 10/01/29 ............ 187 157,515
Kilroy Realty LP
3.05%, 02/15/30 ............ 163 130,408
2.65%, 11/15/33 ............ 121 83,952
Kimberly-Clark Corp., 3.95%
,
11/01/28 142 136,855
Kimco Realty Corp.
2.70%, 10/01/30 ............ 202 164,642
2.25%, 12/01/31 ............ 2,751 2,112,033
Kinder Morgan, Inc.
3.15%, 01/15/23 ............ 2,675 2,672,685
2.00%, 02/15/31 ............ 100 77,412
4.80%, 02/01/33 ............ 1,931 1,790,260
Kinetik Holdings LP, 5.88%
,
06/15/30
(b)
1,984 1,860,561
KLA Corp.
4.65%, 11/01/24 ............ 6,220 6,201,133
4.10%, 03/15/29 ............ 562 542,245

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
3.30%, 03/01/50 ............ USD 100 $ 72,414
Kraft Heinz Foods Co.
4.13%, 07/01/27
(d)
........... GBP 2,985 3,443,220
3.75%, 04/01/30 ............ USD 6,225 5,668,787
4.25%, 03/01/31 ............ 6,910 6,459,849
4.88%, 10/01/49 ............ 100 86,804
Kroger Co. (The)
2.20%, 05/01/30 ............ 101 81,958
1.70%, 01/15/31 ............ 100 77,096
L3Harris Technologies, Inc.
4.40%, 06/15/28 ............ 117 111,994
4.85%, 04/27/35 ............ 300 279,534
Lam Research Corp., 3.75%
,
03/15/26 5,704 5,530,130
Lamb Weston Holdings, Inc., 4.13%
,
01/31/30
(b)
................ 200 176,640
Leidos, Inc., 2.95%
,
05/15/23 ...... 1,330 1,319,381
Lennar Corp., 4.75%
,
11/29/27 ..... 100 96,401
Level 3 Financing, Inc.
(b)
4.63%, 09/15/27 ............ 3,705 3,084,412
4.25%, 07/01/28 ............ 2,148 1,691,980
Liberty Mutual Group, Inc., (EUR Swap
Annual 5 Year + 3.70%), 3.63%
,
05/23/59
(c)(d)
............... EUR 9,425 8,878,312
Lightning eMotors, Inc., 7.50%
,
05/15/24
(b)(n)
............... USD 4,313 862,600
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(b)
........... 9,964 5,777,097
Litigation Systems, Inc., 4.00%
,
10/30/27
(a)
................ 11,490 10,988,121
Live Nation Entertainment, Inc., 6.50%
,
05/15/27
(b)
................ 100 97,855
Lockheed Martin Corp.
4.15%, 06/15/53 ............ 1,100 932,951
5.90%, 11/15/63 ............ 100 107,359
Lowe's Cos., Inc.
4.00%, 04/15/25 ............ 7,155 7,015,653
4.40%, 09/08/25 ............ 7,765 7,649,059
3.35%, 04/01/27 ............ 9,489 8,907,932
4.50%, 04/15/30 ............ 6,225 5,965,732
1.70%, 10/15/30 ............ 12,900 10,087,834
3.75%, 04/01/32 ............ 4,150 3,691,585
5.00%, 04/15/33 ............ 144 140,574
5.13%, 04/15/50 ............ 419 380,853
3.00%, 10/15/50 ............ 50,128 31,888,386
4.25%, 04/01/52 ............ 13,507 10,708,391
Lumen Technologies, Inc., 5.13%
,
12/15/26
(b)
................ 3,780 3,285,954
LYB International Finance BV, 5.25%
,
07/15/43 ................. 400 351,184
LYB International Finance III LLC,
2.25%
,
10/01/30 ............ 4,150 3,290,742
LyondellBasell Industries NV, 5.75%
,
04/15/24 ................. 19,111 19,161,871
M/I Homes, Inc., 4.95%
,
02/01/28 ... 10,833 9,624,687
Macy's Retail Holdings LLC, 6.13%
,
03/15/32
(b)
................ 1,015 853,138
Marathon Oil Corp., 4.40%
,
07/15/27 300 286,492
Markel Corp., 3.50%
,
11/01/27 ..... 100 92,077
Marriott International, Inc.
Series FF, 4.63%, 06/15/30 .... 100 93,311
Series GG, 3.50%, 10/15/32 .... 720 598,942
Series II, 2.75%, 10/15/33 ..... 600 457,745
Marriott Ownership Resorts, Inc.,
6.13%
,
09/15/25
(b)
........... 3,188 3,285,648
Security
Par (000)
Par (000) Value
United States (continued)
Marsh & McLennan Cos., Inc., 4.38%
,
03/15/29 ................. USD 500 $ 482,944
Marvell Technology, Inc.
4.20%, 06/22/23 ............ 4,145 4,120,975
2.45%, 04/15/28 ............ 200 169,288
Masco Corp., 2.00%
,
10/01/30 ..... 235 182,143
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 7,656,291
Mastercard, Inc.
3.35%, 03/26/30 ............ 436 399,756
3.85%, 03/26/50 ............ 137 114,318
Matador Resources Co., 5.88%
,
09/15/26 ................. 457 439,387
Maxar Technologies, Inc., 7.75%
,
06/15/27
(b)
................ 12,394 12,867,857
McCormick & Co., Inc., 2.50%
,
04/15/30 ................. 100 83,398
McDonald's Corp.
2.13%, 03/01/30 ............ 435 363,887
4.20%, 04/01/50 ............ 200 166,398
Medline Borrower LP, 3.88%
,
04/01/29
(b)
................ 45,890 36,985,504
Medtronic Global Holdings SCA, 2.63%
,
10/15/25 ................. EUR 4,940 5,154,342
Merck & Co., Inc.
3.40%, 03/07/29 ............ USD 14,000 13,042,422
1.45%, 06/24/30 ............ 4,150 3,311,042
6.50%, 12/01/33
(e)
........... 200 224,911
3.90%, 03/07/39 ............ 900 789,813
2.75%, 12/10/51 ............ 12,265 8,194,725
Meta Platforms, Inc.
3.50%, 08/15/27 ............ 1,100 1,025,200
4.45%, 08/15/52 ............ 100 79,465
MetLife, Inc.
3.00%, 03/01/25 ............ 383 367,739
4.55%, 03/23/30 ............ 4,150 4,079,293
4.13%, 08/13/42 ............ 100 84,669
4.88%, 11/13/43 ............ 300 280,206
4.05%, 03/01/45 ............ 100 83,562
Metropolitan Life Global Funding I
(b)
4.05%, 08/25/25 ............ 7,422 7,256,461
1.88%, 01/11/27 ............ 637 563,468
MGM Resorts International
5.75%, 06/15/25 ............ 109 105,935
4.63%, 09/01/26 ............ 391 358,439
5.50%, 04/15/27 ............ 1,517 1,411,127
Michaels Cos., Inc. (The), 7.88%
,
05/01/29
(b)
................ 100 66,817
Microchip Technology, Inc.
4.33%, 06/01/23 ............ 6,377 6,349,765
2.67%, 09/01/23 ............ 2,173 2,132,485
0.97%, 02/15/24 ............ 12,560 11,927,326
Micron Technology, Inc.
6.75%, 11/01/29 ............ 300 304,733
4.66%, 02/15/30 ............ 174 157,814
3.48%, 11/01/51 ............ 2,489 1,546,098
Microsoft Corp.
3.13%, 11/03/25 ............ 26,105 25,217,952
2.53%, 06/01/50 ............ 12,565 8,268,385
2.68%, 06/01/60 ............ 4,359 2,765,403
Mid-America Apartments LP
4.30%, 10/15/23 ............ 9,748 9,690,395
3.75%, 06/15/24 ............ 1,259 1,232,854
3.60%, 06/01/27 ............ 400 378,986
2.88%, 09/15/51 ............ 400 254,931

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(b)
................ USD 6,911 $ 5,880,322
Mondelez International Holdings
Netherlands BV
(b)
4.25%, 09/15/25 ............ 10,000 9,858,512
1.25%, 09/24/26 ............ 983 854,345
Mondelez International, Inc., 3.00%
,
03/17/32 ................. 1,012 865,648
Moody's Corp.
0.95%, 02/25/30 ............ EUR 7,784 6,817,806
2.00%, 08/19/31 ............ USD 600 473,981
3.10%, 11/29/61 ............ 3,294 2,073,126
Morgan Stanley
(SOFR 1 Day + 1.16%), 3.62%,
04/17/25
(c)
.............. 17,921 17,487,366
4.00%, 07/23/25 ............ 693 676,708
(SOFR 1 Day + 0.56%), 1.16%,
10/21/25
(c)
.............. 1,200 1,104,614
(SOFR 1 Day + 0.86%), 1.51%,
07/20/27
(c)
.............. 1,562 1,355,485
(SOFR 1 Day + 1.00%), 2.48%,
01/21/28
(c)
.............. 21,862 19,425,548
(SOFR 1 Day + 1.61%), 4.21%,
04/20/28
(c)
.............. 31,932 30,370,329
(SOFR 1 Day + 2.24%), 6.30%,
10/18/28
(c)
.............. 101 104,263
(EURIBOR 3 Month + 0.87%),
0.50%, 10/26/29
(c)
......... EUR 7,900 6,778,521
(LIBOR USD 3 Month + 1.63%),
4.43%, 01/23/30
(c)
......... USD 4,175 3,885,688
(SOFR 1 Day + 3.12%), 3.62%,
04/01/31
(c)
.............. 6,640 5,796,743
(EURIBOR 3 Month + 1.25%),
2.95%, 05/07/32
(c)
......... EUR 19,500 18,495,083
(SOFR 1 Day + 2.56%), 6.34%,
10/18/33
(c)
.............. USD 572 599,344
(Sterling Overnight Index Average +
2.25%), 5.79%, 11/18/33
(c)
... GBP 6,650 8,048,779
Motorola Solutions, Inc.
4.60%, 02/23/28 ............ USD 2,470 2,392,322
5.60%, 06/01/32 ............ 500 486,724
MPLX LP
4.13%, 03/01/27 ............ 225 212,515
4.95%, 09/01/32 ............ 100 93,768
5.20%, 03/01/47 ............ 100 84,874
4.90%, 04/15/58 ............ 100 78,322
MPT Operating Partnership LP, 3.33%
,
03/24/25 ................. EUR 6,377 6,145,013
Mylan, Inc., 4.55%
,
04/15/28 ...... USD 239 221,094
National Grid North America, Inc.,
1.05%
,
01/20/31
(d)
........... EUR 3,871 3,212,761
National Rural Utilities Cooperative
Finance Corp.
2.40%, 03/15/30 ............ USD 155 129,039
4.30%, 03/15/49 ............ 600 499,682
Nationstar Mortgage Holdings, Inc.
(b)
6.00%, 01/15/27 ............ 2,565 2,295,675
5.50%, 08/15/28 ............ 7,695 6,274,590
5.13%, 12/15/30 ............ 7,284 5,625,705
5.75%, 11/15/31 ............ 3,441 2,675,378
NCL Finance Ltd., 6.13%
,
03/15/28
(b)
200 147,644
Netflix, Inc.
3.63%, 06/15/25
(b)
........... 100 95,733
3.63%, 05/15/27 ............ EUR 4,300 4,416,839
4.63%, 05/15/29 ............ 10,469 10,966,497
Security
Par (000)
Par (000) Value
United States (continued)
3.63%, 06/15/30
(d)
........... EUR 3,100 $ 3,042,968
Nevada Power Co., Series CC, 3.70%
,
05/01/29 ................. USD 100 93,990
New Fortress Energy, Inc., 6.75%
,
09/15/25
(b)
................ 86 81,339
New Home Co., Inc. (The), 7.25%
,
10/15/25
(b)
................ 2,117 1,810,035
New York Life Global Funding, 4.35%
,
09/16/25
(d)
................ GBP 5,880 7,035,237
Newell Brands, Inc., 4.88%
,
06/01/25 USD 100 97,250
Newmont Corp.
2.80%, 10/01/29 ............ 3,885 3,302,774
2.25%, 10/01/30 ............ 15,869 12,754,546
2.60%, 07/15/32 ............ 6,925 5,513,072
News Corp., 5.13%
,
02/15/32
(b)
.... 100 91,000
Nexstar Media, Inc.
(b)
5.63%, 07/15/27 ............ 2,431 2,230,096
4.75%, 11/01/28 ............ 4,104 3,549,960
NextEra Energy Capital Holdings, Inc.
2.94%, 03/21/24 ............ 21,028 20,472,195
4.26%, 09/01/24 ............ 10,000 9,864,275
4.45%, 06/20/25 ............ 5,724 5,653,163
1.88%, 01/15/27 ............ 700 619,540
1.90%, 06/15/28 ............ 4,475 3,820,551
2.75%, 11/01/29 ............ 185 160,016
3.00%, 01/15/52 ............ 5,165 3,371,976
NGPL PipeCo LLC, 7.77%
,
12/15/37
(b)
15,327 15,948,001
NIKE, Inc., 3.38%
,
03/27/50 ....... 1,600 1,251,720
NiSource, Inc.
4.80%, 02/15/44 ............ 500 439,353
4.38%, 05/15/47 ............ 800 668,906
Norfolk Southern Corp.
3.05%, 05/15/50 ............ 5,375 3,600,081
2.90%, 08/25/51 ............ 7,505 4,847,035
4.10%, 05/15/21 ............ 700 484,099
Northern Oil & Gas, Inc., 8.13%
,
03/01/28
(b)
................ 2,080 1,997,204
Northern States Power Co.
3.20%, 04/01/52 ............ 5,555 3,949,428
4.50%, 06/01/52 ............ 6,633 6,009,399
Northern Trust Corp.
4.00%, 05/10/27 ............ 12,505 12,214,412
(LIBOR USD 3 Month + 1.13%),
3.38%, 05/08/32
(c)
......... 100 90,827
6.13%, 11/02/32 ............ 724 763,416
Northrop Grumman Corp., 4.40%
,
05/01/30 ................. 726 696,661
Novelis Sheet Ingot GmbH, 3.38%
,
04/15/29
(d)
................ EUR 1,274 1,158,345
NRG Energy, Inc., 5.75%
,
01/15/28 .. USD 3,355 3,149,238
Nucor Corp., 3.13%
,
04/01/32 ..... 1,168 990,030
NuStar Logistics LP, 6.00%
,
06/01/26 100 96,291
NVIDIA Corp.
0.31%, 06/15/23 ............ 8,875 8,698,341
2.00%, 06/15/31 ............ 31,985 25,617,575
3.50%, 04/01/50 ............ 234 176,614
OA Leasing Corp., 8.00%
,
01/21/24
(a)
AUD 3,090 2,067,010
Occidental Petroleum Corp., 6.13%
,
01/01/31 ................. USD 100 100,919
OI European Group BV
(d)
3.13%, 11/15/24 ............ EUR 630 652,527
2.88%, 02/15/25 ............ 4,279 4,397,237
Olympus Water US Holding Corp.
7.13%, 10/01/27
(b)
........... USD 5,254 5,004,435

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
3.88%, 10/01/28
(d)
........... EUR 1,004 $ 868,681
Omega Healthcare Investors, Inc.,
3.38%
,
02/01/31 ............ USD 204 157,249
Oncor Electric Delivery Co. LLC
2.95%, 04/01/25 ............ 11,100 10,656,224
5.75%, 03/15/29 ............ 11,227 11,643,827
2.75%, 05/15/30 ............ 9,000 7,837,861
4.55%, 09/15/32
(b)
........... 4,650 4,552,432
5.30%, 06/01/42 ............ 500 497,244
OneMain Finance Corp.
7.13%, 03/15/26 ............ 100 95,088
4.00%, 09/15/30 ............ 200 149,228
ONEOK, Inc.
3.10%, 03/15/30 ............ 300 251,403
6.35%, 01/15/31 ............ 100 101,594
Oracle Corp.
3.40%, 07/08/24 ............ 8,354 8,150,100
2.50%, 04/01/25 ............ 1,650 1,555,746
3.13%, 07/10/25 ............ EUR 14,200 14,989,865
5.80%, 11/10/25 ............ USD 2,765 2,826,895
2.30%, 03/25/28 ............ 6,775 5,868,305
3.25%, 05/15/30 ............ 100 86,827
2.88%, 03/25/31 ............ 8,800 7,296,318
6.25%, 11/09/32 ............ 30,427 31,845,533
3.85%, 07/15/36 ............ 100 81,771
5.38%, 07/15/40 ............ 400 367,057
4.00%, 07/15/46 ............ 16,340 11,907,584
4.00%, 11/15/47 ............ 11,496 8,402,378
3.60%, 04/01/50 ............ 18,352 12,355,790
3.95%, 03/25/51 ............ 26,626 18,969,407
3.85%, 04/01/60 ............ 18,456 12,262,804
4.10%, 03/25/61 ............ 271 188,120
Otis Worldwide Corp., 2.57%
,
02/15/30 8,205 6,893,835
Outfront Media Capital LLC
(b)
5.00%, 08/15/27 ............ 283 254,770
4.63%, 03/15/30 ............ 218 180,356
Ovintiv Exploration, Inc., 5.38%
,
01/01/26 ................. 364 360,365
Owens Corning, 3.95%
,
08/15/29 ... 473 429,889
Owl Rock Capital Corp., 2.63%
,
01/15/27 ................. 741 611,274
PACCAR Financial Corp., 3.55%
,
08/11/25 .................. 12,000 11,629,844
Pacific Gas & Electric Co.
3.85%, 11/15/23 ............ 6,410 6,318,342
3.25%, 02/16/24 ............ 353 344,546
4.95%, 06/08/25 ............ 6,440 6,340,595
5.45%, 06/15/27 ............ 5,000 4,930,544
5.90%, 06/15/32 ............ 8,225 8,025,872
4.50%, 07/01/40 ............ 14,900 11,645,343
3.50%, 08/01/50 ............ 2,554 1,586,330
PacifiCorp, 5.75%
,
04/01/37 ...... 100 101,633
Packaging Corp. of America, 3.00%
,
12/15/29 ................. 266 227,616
Paramount Global
4.20%, 06/01/29 ............ 113 100,610
4.85%, 07/01/42 ............ 100 73,977
4.95%, 05/19/50 ............ 751 546,291
(US Treasury Yield Curve Rate T
Note Constant Maturity 5 Year +
4.00%), 6.38%, 03/30/62
(c)
... 12,544 10,254,836
Park Intermediate Holdings LLC
(b)
7.50%, 06/01/25 ............ 100 99,943
4.88%, 05/15/29 ............ 9,753 8,255,915
Parker-Hannifin Corp., 3.25%
,
06/14/29 15,600 13,930,770
Security
Par (000)
Par (000) Value
United States (continued)
PayPal Holdings, Inc., 3.90%
,
06/01/27 USD 200 $ 192,449
PDC Energy, Inc., 5.75%
,
05/15/26 .. 261 249,143
PennyMac Financial Services, Inc.,
5.38%
,
10/15/25
(b)
........... 100 90,122
PepsiCo, Inc.
2.63%, 07/29/29 ............ 100 88,193
2.75%, 03/19/30 ............ 900 796,900
2.75%, 10/21/51 ............ 500 345,767
PerkinElmer, Inc., 0.85%
,
09/15/24 .. 100 92,668
Permian Resources Operating LLC
(b)
5.38%, 01/15/26 ............ 31,270 28,464,602
6.88%, 04/01/27 ............ 4,962 4,675,386
Pfizer, Inc., 3.60%
,
09/15/28 ...... 443 423,644
Philip Morris International, Inc.
5.63%, 11/17/29 ............ 905 918,103
6.38%, 05/16/38 ............ 100 106,447
4.50%, 03/20/42 ............ 400 337,383
Phillips 66
2.15%, 12/15/30 ............ 112 89,676
3.30%, 03/15/52 ............ 207 142,837
Pioneer Natural Resources Co., 1.90%
,
08/15/30 ................. 301 235,719
Pitney Bowes, Inc.
4.63%, 03/15/24 ............ 173 168,139
6.88%, 03/15/27
(b)
........... 28,805 24,625,106
7.25%, 03/15/29
(b)
........... 11,775 9,208,168
Playtika Holding Corp., 4.25%
,
03/15/29
(b)
................ 1,750 1,373,663
PNC Bank NA
2.95%, 02/23/25 ............ 300 288,290
3.25%, 06/01/25 ............ 13,500 13,028,082
PNC Financial Services Group, Inc.
(The)
(SOFR 1 Day + 1.62%), 5.35%,
12/02/28
(c)
.............. 7,731 7,791,846
2.55%, 01/22/30 ............ 147 124,713
Post Holdings, Inc., 5.50%
,
12/15/29
(b)
100 90,492
PPG Industries, Inc., 2.55%
,
06/15/30 4,000 3,358,839
Premier Entertainment Sub LLC,
5.63%
,
09/01/29
(b)
........... 200 147,480
Prime Security Services Borrower LLC,
3.38%
,
08/31/27
(b)
........... 200 172,637
Principal Life Global Funding II
(b)
0.75%, 04/12/24 ............ 990 935,107
1.25%, 08/16/26 ............ 917 795,080
Progressive Corp. (The), 2.50%
,
03/15/27 ................. 5,320 4,897,720
Prologis Euro Finance LLC, 0.25%
,
09/10/27 ................. EUR 10,100 9,048,852
Prologis LP
3.25%, 10/01/26 ............ USD 100 93,882
4.00%, 09/15/28 ............ 200 189,757
2.25%, 01/15/32 ............ 2,751 2,180,529
4.63%, 01/15/33 ............ 6,898 6,677,727
Public Service Co. of Colorado, 1.88%
,
06/15/31 ................. 100 79,605
Public Service Electric & Gas Co.,
2.45%
,
01/15/30 ............ 326 279,667
Public Storage, 3.09%
,
09/15/27 ... 100 93,009
Puget Energy, Inc., 4.10%
,
06/15/30 . 500 446,481
QUALCOMM, Inc.
3.25%, 05/20/27 ............ 3,271 3,110,562
5.40%, 05/20/33 ............ 34,395 35,809,309
4.65%, 05/20/35 ............ 600 582,601

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
4.80%, 05/20/45 ............ USD 197 $ 184,617
4.30%, 05/20/47 ............ 300 257,960
6.00%, 05/20/53 ............ 5,450 5,788,286
Radian Group, Inc., 4.50%
,
10/01/24 . 200 192,912
Raytheon Technologies Corp.
2.25%, 07/01/30 ............ 300 249,643
1.90%, 09/01/31 ............ 300 235,533
4.63%, 11/16/48 ............ 200 180,214
2.82%, 09/01/51 ............ 300 194,329
Realogy Group LLC, 5.75%
,
01/15/29
(b)
200 151,278
Realty Income Corp.
4.60%, 02/06/24 ............ 1,177 1,169,111
3.88%, 04/15/25 ............ 3,805 3,727,775
4.88%, 06/01/26 ............ 1,000 994,478
3.65%, 01/15/28 ............ 7,400 6,903,460
5.63%, 10/13/32 ............ 6,400 6,500,016
1.80%, 03/15/33 ............ 36 25,822
Regions Financial Corp., 2.25%
,
05/18/25 ................. 1,877 1,754,077
Republic Services, Inc.
2.90%, 07/01/26 ............ 7,650 7,126,032
2.38%, 03/15/33 ............ 7,950 6,340,144
RHP Hotel Properties LP, 4.75%
,
10/15/27 ................. 824 745,729
RMIT Cash Management LLC, Series
2021-3, 3.88%
,
10/17/33
(a)(b)
.... 43,330 36,982,155
Roche Holdings, Inc., 1.93%
,
12/13/28
(b)
................ 10,000 8,545,845
Rocket Mortgage LLC
(b)
2.88%, 10/15/26 ............ 16,070 13,774,599
3.63%, 03/01/29 ............ 10,254 8,125,660
3.88%, 03/01/31 ............ 695 530,477
Roper Technologies, Inc., 1.00%
,
09/15/25 ................. 2,765 2,477,337
Royal Caribbean Cruises Ltd., 4.25%
,
07/01/26
(b)
................ 200 161,670
Royalty Pharma plc
0.75%, 09/02/23 ............ 4,276 4,142,525
1.20%, 09/02/25 ............ 5,955 5,329,376
2.20%, 09/02/30 ............ 8,000 6,252,504
3.55%, 09/02/50 ............ 323 206,415
3.35%, 09/02/51 ............ 2,489 1,534,382
Ryder System, Inc.
2.50%, 09/01/24 ............ 2,406 2,288,580
2.85%, 03/01/27 ............ 200 180,541
S&P Global, Inc.
(b)
2.70%, 03/01/29 ............ 18,120 15,949,627
4.25%, 05/01/29 ............ 208 198,535
Sabine Pass Liquefaction LLC, 5.00%
,
03/15/27 ................. 200 196,105
Sabre GLBL, Inc.
(b)
9.25%, 04/15/25 ............ 10,710 10,668,520
7.38%, 09/01/25 ............ 4,215 4,050,784
11.25%, 12/15/27 ........... 4,842 4,985,928
Salesforce, Inc.
3.70%, 04/11/28 ............ 561 538,088
1.95%, 07/15/31 ............ 8,275 6,597,374
3.05%, 07/15/61 ............ 100 63,498
San Diego Gas & Electric Co.
Series XXX, 3.00%, 03/15/32 ... 11,650 9,954,984
2.95%, 08/15/51 ............ 10,000 6,753,682
SC Johnson & Son, Inc., 3.35%
,
09/30/24
(b)
................ 1,210 1,165,280
SCIL IV LLC
(d)
4.38%, 11/01/26 ............ EUR 481 440,228
Security
Par (000)
Par (000) Value
United States (continued)
(EURIBOR 3 Month + 4.38%),
6.02%, 11/01/26
(c)
......... EUR 2,347 $ 2,381,513
Seagate HDD Cayman, 9.63%
,
12/01/32
(b)
................ USD 5,005 5,489,484
Select Medical Corp., 6.25%
,
08/15/26
(b)
................ 26,248 24,957,386
Sempra Energy
3.25%, 06/15/27 ............ 200 184,995
3.70%, 04/01/29 ............ 5,806 5,292,062
4.00%, 02/01/48 ............ 400 311,710
Service Properties Trust
4.50%, 06/15/23 ............ 17,112 16,815,824
4.35%, 10/01/24 ............ 6,591 5,991,690
4.50%, 03/15/25 ............ 5,364 4,626,702
7.50%, 09/15/25 ............ 8,341 7,948,352
5.50%, 12/15/27 ............ 1,318 1,135,011
Sherwin-Williams Co. (The)
4.05%, 08/08/24 ............ 24,000 23,636,116
3.45%, 06/01/27 ............ 589 552,445
2.95%, 08/15/29 ............ 8,650 7,572,084
2.30%, 05/15/30 ............ 276 226,899
2.20%, 03/15/32 ............ 4,150 3,281,876
Shire Acquisitions Investments Ireland
DAC, 2.88%
,
09/23/23 ........ 46,047 45,252,148
Silgan Holdings, Inc., 3.25%
,
03/15/25 EUR 6,300 6,521,199
Simon Property Group LP, 2.25%
,
01/15/32 ................. USD 800 622,231
Sirius XM Radio, Inc., 5.00%
,
08/01/27
(b)
................ 1,302 1,203,518
Sitio Royalties Corp, (3 Month CME
Term SOFR + 6.50%), 8.50%
,
09/21/26
(a)(c)
............... 55,947 54,900,791
Skyworks Solutions, Inc., 0.90%
,
06/01/23 ................. 5,860 5,744,079
Sonoco Products Co., 2.25%
,
02/01/27 11,797 10,489,716
Southern California Edison Co.
Series K, 0.98%, 08/01/24 ..... 10,000 9,351,197
2.85%, 08/01/29 ............ 3,800 3,302,604
6.00%, 01/15/34 ............ 195 203,637
6.05%, 03/15/39 ............ 100 101,531
Series H, 3.65%, 06/01/51 ..... 5,905 4,291,880
Southern California Gas Co., Series
XX, 2.55%
,
02/01/30 ......... 262 222,958
Southern Co. (The)
Series 21-B, 1.75%, 03/15/28 ... 40 33,677
Series A, 3.70%, 04/30/30 ..... 100 90,252
(EUR Swap Annual 5 Year +
2.11%), 1.88%, 09/15/81
(c)
... EUR 30,049 25,016,748
Southern Power Co., 1.85%
,
06/20/26 5,500 5,513,467
Splunk, Inc.
(n)
0.50%, 09/15/23 ............ USD 5,750 5,540,125
1.13%, 06/15/27 ............ 5,445 4,594,491
Sprint LLC, 7.88%
,
09/15/23 ...... 28,192 28,586,293
Sprint Spectrum Co. LLC
(b)
4.74%, 03/20/25 ............ 4,309 4,257,952
5.15%, 03/20/28 ............ 1,845 1,818,297
SRS Distribution, Inc., 4.63%
,
07/01/28
(b)
................ 3,208 2,843,796
Standard Industries, Inc., 4.38%
,
07/15/30
(b)
................ 200 162,985
Stanley Black & Decker, Inc., 3.40%
,
03/01/26 ................. 400 381,468
Starbucks Corp.
2.25%, 03/12/30 ............ 100 83,074

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
2.55%, 11/15/30 ............ USD 100 $ 84,078
4.50%, 11/15/48 ............ 200 171,469
State Street Corp.
(SOFR 1 Day + 1.35%), 5.75%,
11/04/26
(c)
.............. 2,589 2,650,154
(SOFR 1 Day + 0.56%), 1.68%,
11/18/27
(c)
.............. 7,402 6,556,430
2.40%, 01/24/30 ............ 200 169,607
(SOFR 1 Day + 1.00%), 2.62%,
02/07/33
(c)
.............. 8,939 7,303,242
Steel Dynamics, Inc.
3.45%, 04/15/30 ............ 12,275 10,793,140
3.25%, 10/15/50 ............ 2,985 1,935,260
Stellantis NV, 3.38%
,
07/07/23
(d)
.... EUR 4,110 4,405,612
Stem, Inc., 0.50%
,
12/01/28
(b)(n)
.... USD 1,234 775,939
STERIS Irish FinCo Unlimited Co.,
2.70%
,
03/15/31 ............ 400 324,197
STORE Capital Corp., 2.75%
,
11/18/30 515 395,256
Stryker Corp.
3.38%, 11/01/25 ............ 100 96,622
2.90%, 06/15/50 ............ 100 66,726
Summer BC Bidco B LLC, 5.50%
,
10/31/26
(b)
................ 875 710,010
SUN Country Marine, Inc., Series 2019-
1C, 7.00%
,
12/15/23
(a)
........ 3,542 3,449,598
Sun Country, Inc.
(a)
Series 2019-1B, 4.70%, 12/15/25 3,445 3,255,205
4.84%, 03/15/31 ............ 8,662 8,153,682
Sunoco LP
5.88%, 03/15/28 ............ 3,502 3,316,538
4.50%, 04/30/30 ............ 8,738 7,585,021
Synchrony Financial
4.88%, 06/13/25 ............ 100 97,436
3.95%, 12/01/27 ............ 500 445,925
Take-Two Interactive Software, Inc.,
3.55%
,
04/14/25 ............ 100 96,236
Talen Energy Supply LLC
(b)(g)(q)
7.25%, 05/15/27 ............ 18,526 19,174,410
6.63%, 01/15/28 ............ 15,140 15,480,650
Tallgrass Energy Partners LP, 5.50%
,
01/15/28
(b)
................ 200 177,368
Tampa Electric Co.
2.40%, 03/15/31 ............ 200 162,187
5.00%, 07/15/52 ............ 100 91,222
Tap Rock Resources LLC, 7.00%
,
10/01/26
(b)
................ 16,966 15,780,077
Targa Resources Corp., 4.20%
,
02/01/33 ................. 202 173,793
Targa Resources Partners LP
5.00%, 01/15/28 ............ 327 311,944
5.50%, 03/01/30 ............ 112 105,383
Target Corp.
3.38%, 04/15/29 ............ 200 185,156
4.50%, 09/15/32 ............ 300 291,163
Taylor Morrison Communities, Inc.,
5.88%
,
06/15/27
(b)
........... 4,828 4,635,465
TEGNA, Inc., 4.63%
,
03/15/28 ..... 1,083 1,028,525
Tenet Healthcare Corp.
(b)
6.25%, 02/01/27 ............ 753 723,264
5.13%, 11/01/27 ............ 753 700,471
4.63%, 06/15/28 ............ 861 770,372
4.25%, 06/01/29 ............ 34,027 29,477,590
4.38%, 01/15/30 ............ 17,871 15,468,512
6.13%, 06/15/30 ............ 6,609 6,297,055
Security
Par (000)
Par (000) Value
United States (continued)
Texas Capital Bank NA, (LIBOR USD 3
Month + 4.50%), 9.25%
,
09/30/24
(b)(c)
USD 33,200 $ 32,178,781
Texas Instruments, Inc.
4.60%, 02/15/28 ............ 6,420 6,411,255
1.75%, 05/04/30 ............ 1,660 1,364,639
Thermo Fisher Scientific Finance I BV,
0.00%
,
11/18/25 ............ EUR 4,400 4,267,722
Thermo Fisher Scientific, Inc.
0.80%, 10/18/23 ............ USD 28,885 27,954,907
1.22%, 10/18/24 ............ 28,575 26,817,928
1.75%, 10/15/28 ............ 521 441,236
2.00%, 10/15/31 ............ 5,915 4,790,377
4.95%, 11/21/32 ............ 36,712 37,229,627
T-Mobile USA, Inc.
2.25%, 02/15/26 ............ 300 272,892
2.63%, 04/15/26 ............ 400 366,564
3.75%, 04/15/27 ............ 8,000 7,535,134
2.05%, 02/15/28 ............ 5,298 4,550,092
2.40%, 03/15/29 ............ 8,314 7,016,412
3.38%, 04/15/29 ............ 28,304 24,929,300
3.88%, 04/15/30 ............ 14,395 13,039,203
2.55%, 02/15/31 ............ 405 330,853
2.88%, 02/15/31 ............ 8,500 7,023,790
3.50%, 04/15/31 ............ 2,075 1,792,384
4.38%, 04/15/40 ............ 100 85,340
3.30%, 02/15/51 ............ 8,361 5,579,651
3.40%, 10/15/52 ............ 3,884 2,609,850
3.60%, 11/15/60 ............ 2,489 1,643,417
Toll Brothers Finance Corp., 4.35%
,
02/15/28 ................. 474 430,658
Toyota Motor Credit Corp.
4.40%, 09/20/24 ............ 227 224,859
1.45%, 01/13/25 ............ 262 245,309
1.80%, 02/13/25 ............ 4,077 3,831,086
5.40%, 11/10/25 ............ 200 203,076
3.05%, 03/22/27 ............ 2,414 2,250,693
3.38%, 04/01/30 ............ 7,400 6,710,965
1.90%, 09/12/31 ............ 400 315,817
2.40%, 01/13/32 ............ 521 427,337
Transcontinental Gas Pipe Line Co.
LLC, 3.95%
,
05/15/50 ......... 500 380,196
TransDigm, Inc.
(b)
8.00%, 12/15/25 ............ 1,489 1,511,022
6.25%, 03/15/26 ............ 7,243 7,142,974
Transocean Phoenix 2 Ltd., 7.75%
,
10/15/24
(b)
................ 12,594 12,468,456
Transocean Proteus Ltd., 6.25%
,
12/01/24
(b)
................ 1,470 1,447,664
Travel + Leisure Co., 6.63%
,
07/31/26
(b)
100 97,826
TRI Pointe Homes, Inc.
5.25%, 06/01/27 ............ 11,685 10,431,550
5.70%, 06/15/28 ............ 562 509,086
Truist Financial Corp.
4.00%, 05/01/25 ............ 100 97,749
3.88%, 03/19/29 ............ 355 327,346
(SOFR 1 Day + 0.86%), 1.89%,
06/07/29
(c)
.............. 200 167,406
TWDC Enterprises 18 Corp.
3.15%, 09/17/25 ............ 1,598 1,531,038
7.00%, 03/01/32 ............ 100 113,208
Tyson Foods, Inc., 5.10%
,
09/28/48 . 400 369,027
Uber Technologies, Inc., 7.50%
,
05/15/25
(b)
................ 80 79,942

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
UGI International LLC, 2.50%
,
12/01/29
(d)
................ EUR 2,936 $ 2,397,435
Union Pacific Corp.
2.75%, 03/01/26 ............ USD 6,170 5,834,405
6.63%, 02/01/29 ............ 100 109,019
3.70%, 03/01/29 ............ 2,849 2,685,529
2.40%, 02/05/30 ............ 2,415 2,065,993
2.80%, 02/14/32 ............ 4,150 3,582,644
4.95%, 09/09/52 ............ 500 479,296
3.84%, 03/20/60 ............ 200 154,496
United Airlines, Inc., 4.63%
,
04/15/29
(b)
100 87,070
United Rentals North America, Inc.
4.88%, 01/15/28 ............ 200 189,530
6.00%, 12/15/29
(b)
........... 11,076 11,006,775
United Wholesale Mortgage LLC,
5.50%
,
11/15/25
(b)
........... 16,105 14,504,483
UnitedHealth Group, Inc.
5.00%, 10/15/24 ............ 15,000 15,063,660
3.10%, 03/15/26 ............ 3,393 3,228,478
3.38%, 04/15/27 ............ 8,090 7,661,606
3.88%, 12/15/28 ............ 8,171 7,792,882
2.88%, 08/15/29 ............ 1,100 980,145
5.30%, 02/15/30 ............ 300 309,133
2.30%, 05/15/31 ............ 10,840 9,033,605
4.20%, 05/15/32 ............ 4,150 3,939,451
5.35%, 02/15/33 ............ 34,085 35,165,079
5.80%, 03/15/36 ............ 100 105,478
4.45%, 12/15/48 ............ 200 177,558
3.70%, 08/15/49 ............ 200 158,264
2.90%, 05/15/50 ............ 2,984 2,018,749
3.25%, 05/15/51 ............ 189 135,237
3.13%, 05/15/60 ............ 2,889 1,958,261
6.05%, 02/15/63 ............ 300 325,542
Uniti Group LP, 7.88%
,
02/15/25
(b)
.. 6,445 6,238,070
University of Southern California,
3.03%
,
10/01/39 ............ 208 163,906
Univision Communications, Inc.
(b)
6.63%, 06/01/27 ............ 6,455 6,227,849
7.38%, 06/30/30 ............ 6,555 6,264,613
US Bancorp
(c)
(SOFR 1 Day + 1.43%), 5.73%,
10/21/26 ............... 6,227 6,342,253
(SOFR 1 Day + 0.73%), 2.22%,
01/27/28 ............... 25,768 23,161,826
(SOFR 1 Day + 1.66%), 4.55%,
07/22/28 ............... 19,927 19,460,906
(SOFR 1 Day + 2.09%), 5.85%,
10/21/33 ............... 200 207,628
Utah Acquisition Sub, Inc., 3.95%
,
06/15/26 ................. 100 93,486
Valero Energy Corp.
2.80%, 12/01/31 ............ 169 137,739
3.65%, 12/01/51 ............ 100 70,600
Ventas Realty LP
3.75%, 05/01/24 ............ 13,500 13,195,613
2.65%, 01/15/25 ............ 394 372,781
Verizon Communications, Inc.
4.07%, 06/18/24 ............ GBP 1,293 1,549,091
0.85%, 11/20/25 ............ USD 210 187,288
2.63%, 08/15/26 ............ 878 810,239
4.13%, 03/16/27 ............ 4,800 4,674,921
2.10%, 03/22/28 ............ 8,000 6,943,026
1.13%, 11/03/28 ............ GBP 4,900 4,749,368
3.88%, 02/08/29 ............ USD 13,797 12,945,245
4.02%, 12/03/29 ............ 2,075 1,938,157
Security
Par (000)
Par (000) Value
United States (continued)
3.15%, 03/22/30 ............ USD 12,950 $ 11,419,841
1.50%, 09/18/30 ............ 400 310,974
1.68%, 10/30/30 ............ 13,225 10,308,501
7.75%, 12/01/30 ............ 747 863,794
2.55%, 03/21/31 ............ 14,538 11,955,449
2.36%, 03/15/32 ............ 5,150 4,082,416
1.30%, 05/18/33 ............ EUR 12,200 9,910,481
4.50%, 08/10/33 ............ USD 500 467,843
4.75%, 10/31/34 ............ EUR 26,700 29,483,032
5.25%, 03/16/37 ............ USD 100 98,748
2.88%, 11/20/50 ............ 3,565 2,235,110
2.99%, 10/30/56 ............ 50,503 30,811,887
Vertiv Group Corp., 4.13%
,
11/15/28
(b)
6,769 5,753,650
Viasat, Inc., 5.63%
,
04/15/27
(b)
..... 7,441 6,759,032
Viatris, Inc.
2.70%, 06/22/30 ............ 266 207,968
3.85%, 06/22/40 ............ 100 67,050
4.00%, 06/22/50 ............ 2,489 1,533,567
VICI Properties LP
5.63%, 05/01/24
(b)
........... 6,773 6,707,031
3.50%, 02/15/25
(b)
........... 12,437 11,725,977
4.38%, 05/15/25 ............ 1,274 1,235,561
4.50%, 09/01/26
(b)
........... 434 408,428
4.25%, 12/01/26
(b)
........... 6,271 5,850,364
5.75%, 02/01/27
(b)
........... 4,419 4,307,468
3.75%, 02/15/27
(b)
........... 8,266 7,503,420
4.63%, 12/01/29
(b)
........... 5,361 4,878,510
4.13%, 08/15/30
(b)
........... 5,119 4,479,970
5.13%, 05/15/32 ............ 12,876 11,922,532
5.63%, 05/15/52 ............ 4,700 4,157,479
Visa, Inc.
3.15%, 12/14/25 ............ 700 674,851
2.75%, 09/15/27 ............ 122 112,834
2.70%, 04/15/40 ............ 131 99,234
2.00%, 08/15/50 ............ 100 58,781
Vistra Operations Co. LLC
(b)
3.55%, 07/15/24 ............ 19,463 18,666,197
5.13%, 05/13/25 ............ 27,918 27,295,987
5.63%, 02/15/27 ............ 922 874,667
5.00%, 07/31/27 ............ 4,883 4,531,880
VMware, Inc.
0.60%, 08/15/23 ............ 1,161 1,130,668
1.00%, 08/15/24 ............ 18,000 16,748,937
4.65%, 05/15/27 ............ 7,659 7,413,237
4.70%, 05/15/30 ............ 26,483 24,634,886
Walgreens Boots Alliance, Inc., 3.20%
,
04/15/30 ................. 100 86,538
Walmart, Inc.
3.25%, 07/08/29 ............ 4,175 3,903,693
4.15%, 09/09/32 ............ 1,600 1,558,630
Walt Disney Co. (The)
2.00%, 09/01/29 ............ 14,615 12,251,785
3.80%, 03/22/30 ............ 19,317 18,003,842
2.65%, 01/13/31 ............ 7,455 6,363,323
6.65%, 11/15/37 ............ 5,330 6,036,207
Warnermedia Holdings, Inc.
(b)
3.43%, 03/15/24 ............ 13,953 13,545,130
4.28%, 03/15/32 ............ 2,900 2,388,918
5.05%, 03/15/42 ............ 200 153,016
Washington Mutual Bank
(a)(g)(q)
0.00%, 12/31/49
(c)
........... 25,126 2
0.00%, 12/31/49
(m)
.......... 15,753 2
Washington Mutual Escrow Bonds
0.00%, 12/31/49
(a)(g)(m)(q)
....... 47,792 451,610

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual, Inc., 0.00%
,
12/31/49
(a)(c)(g)(q)
............. USD 14,745 $ 1
Waste Management, Inc.
1.15%, 03/15/28 ............ 4,950 4,134,540
1.50%, 03/15/31 ............ 5,000 3,909,195
4.15%, 04/15/32 ............ 7,430 7,069,411
4.15%, 07/15/49 ............ 100 86,748
2.50%, 11/15/50 ............ 1,400 872,182
WEC Energy Group, Inc., 5.15%
,
10/01/27 ................. 600 606,402
Weekley Homes LLC, 4.88%
,
09/15/28
(b)
................ 3,099 2,603,906
Wells Fargo & Co.
(SOFR 1 Day + 1.60%), 1.65%,
06/02/24
(c)
.............. 21,126 20,784,661
(LIBOR USD 3 Month + 0.75%),
2.16%, 02/11/26
(c)
......... 24,006 22,379,186
1.38%, 10/26/26
(d)
........... EUR 17,000 16,348,805
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(c)(d)
.. GBP 11,300 12,426,851
(SOFR 1 Day + 1.98%), 4.81%,
07/25/28
(c)
.............. USD 11,604 11,333,584
4.15%, 01/24/29 ............ 151 141,929
(EURIBOR 3 Month + 1.85%),
1.74%, 05/04/30
(c)(d)
........ EUR 19,700 17,856,108
(SOFR 1 Day + 1.26%), 2.57%,
02/11/31
(c)
.............. USD 500 414,033
(SOFR 1 Day + 4.03%), 4.48%,
04/04/31
(c)
.............. 717 672,120
(SOFR 1 Day + 2.10%), 4.90%,
07/25/33
(c)
.............. 100 94,953
5.61%, 01/15/44 ............ 800 775,595
4.65%, 11/04/44 ............ 158 133,001
Welltower, Inc.
4.50%, 01/15/24 ............ 17,482 17,259,797
3.63%, 03/15/24 ............ 12,200 11,938,707
4.00%, 06/01/25 ............ 4,125 4,017,915
4.25%, 04/15/28 ............ 7,400 6,935,166
2.05%, 01/15/29 ............ 7,945 6,452,846
4.13%, 03/15/29 ............ 1,097 1,006,939
2.75%, 01/15/32 ............ 15,000 11,728,414
Western Alliance Bancorp, (LIBOR
USD 3 Month + 5.50%), 6.47%
,
12/30/24
(b)(c)
............... 102,400 102,332,379
Western Digital Corp.
1.50%, 02/01/24
(e)(n)
.......... 16,650 15,859,125
4.75%, 02/15/26 ............ 6,625 6,238,895
Western Midstream Operating LP,
4.30%
,
02/01/30
(e)
........... 200 174,584
Westinghouse Air Brake Technologies
Corp., 3.20%
,
06/15/25 ........ 100 94,145
Weyerhaeuser Co., 3.38%
,
03/09/33 . 4,550 3,802,546
Whirlpool Corp.
4.75%, 02/26/29 ............ 100 97,216
4.60%, 05/15/50 ............ 200 158,980
Williams Cos., Inc. (The), Series A,
7.50%
,
01/15/31 ............ 300 328,373
Willis North America, Inc., 4.50%
,
09/15/28 ................. 155 146,053
WMG Acquisition Corp., 2.25%
,
08/15/31
(d)
................ EUR 2,330 1,948,279
Wolfspeed, Inc., 1.88%
,
12/01/29
(b)(n)
. USD 1,624 1,462,412
Workday, Inc.
3.70%, 04/01/29 ............ 11,600 10,642,403
3.80%, 04/01/32 ............ 4,772 4,212,420
Security
Par (000)
Par (000) Value
United States (continued)
WP Carey, Inc., 4.60%
,
04/01/24 ... USD 269 $ 266,442
WRKCo, Inc.
4.00%, 03/15/28 ............ 200 186,112
3.90%, 06/01/28 ............ 10,557 9,701,187
4.90%, 03/15/29 ............ 5,969 5,730,741
Wyeth LLC, 6.00%
,
02/15/36 ...... 700 747,936
Wynn Las Vegas LLC
(b)
5.50%, 03/01/25 ............ 8,903 8,452,027
5.25%, 05/15/27 ............ 1,624 1,465,613
Wynn Resorts Finance LLC
(b)
7.75%, 04/15/25 ............ 8,896 8,846,684
5.13%, 10/01/29 ............ 8,102 6,944,467
Xcel Energy, Inc., 4.00%
,
06/15/28 .. 351 335,948
Xerox Holdings Corp., 5.00%
,
08/15/25
(b)
................ 29,840 27,468,914
XHR LP
(b)
6.38%, 08/15/25 ............ 2,317 2,227,709
4.88%, 06/01/29 ............ 3,000 2,457,379
Zoetis, Inc., 2.00%
,
05/15/30 ...... 200 162,307
7,125,881,278
Zambia — 0.0%
First Quantum Minerals Ltd.
(b)
6.50%, 03/01/24 ............ 1,500 1,470,555
7.50%, 04/01/25 ............ 4,660 4,534,180
6.88%, 03/01/26 ............ 4,815 4,552,582
10,557,317
Total Corporate Bonds — 32.7%
(Cost: $13,377,508,710) ........................... 12,351,248,725
Floating Rate Loan Interests
Canada — 0.0%
(c)
Arterra Wines Canada, Inc., Term Loan
B1, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 11/24/27
(k)
........... 992 925,596
GFL Environmental, Inc., Term Loan,
(LIBOR USD 3 Month + 3.00%),
7.41%
,
 05/30/25
(k)
........... 992 992,127
Kestrel Bidco, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.35%
,
 12/11/26 ............ 6 5,171
Raptor Acquisition Corp., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
4.00%), 8.75%
,
 11/01/26 ....... 1,530 1,499,061
3,421,955
European Union — 0.1%
Project Casavo, Term Loan,
(EURIBOR 3 Month + 0.00%),
13.93%
,
 01/01/28
(a)(c)
......... EUR 1,684 42,174,110
France — 0.0%
(c)
Altice France SA, Term Loan B13,
(LIBOR USD 3 Month + 4.00%),
8.65%
,
 08/14/26
(k)
........... USD 995 923,112
Tarkett Participation, Facility Term Loan
B, (EURIBOR 6 Month + 3.68%),
6.43%
,
 04/21/28 ............ EUR 1,888 1,699,393
2,622,505

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Germany — 0.1%
(c)
Minimax Viking GmbH, Facility Term
Loan B1C, (LIBOR USD 1 Month +
2.50%), 6.88%
,
 07/31/25
(k)
..... USD 990 $ 987,561
Rain Carbon, Inc., Term Loan,
(EURIBOR 3 Month + 2.75%),
3.28%
,
 01/16/25 ............ EUR 7,300 7,413,803
Springer Nature Deutschland GmbH,
Term Loan B18, (LIBOR USD 3
Month + 3.00%), 7.73%
,
 08/14/26
(k)
USD 1,000 989,060
Tele Columbus AG, Facility Term Loan
A3, (EURIBOR 6 Month + 3.50%),
5.36%
,
 10/15/24 ............ EUR 3,100 2,737,676
TK Elevator Midco GmbH, Facility Term
Loan B1, (LIBOR USD 6 Month +
3.50%), 6.87%
,
 07/30/27
(k)
..... USD 993 953,443
Wittur Holding GmbH, Facility 1st Lien
Term Loan B, (EURIBOR 6 Month +
4.50%), 5.13%
,
 10/02/26 ...... EUR 4,000 2,556,235
15,637,778
Jersey, Channel Islands — 0.1%
New Look Corp. Ltd., Term Loan
(a)
(LIBOR GBP 6 Month + 0.00%),
16.50%, 11/10/27
(c)
........ GBP 232 210,558
0.00%, 11/09/29
(r)
........... 161 1,946
Vita Global FinCo Ltd., Facility Term
Loan, (LIBOR GBP 6 Month +
7.00%), 10.45%
,
 07/06/27
(c)
..... 7,799 8,957,734
Vita Global FinCo Ltd., Term Loan,
(EURIBOR 6 Month + 7.00%),
13.93%
,
 01/01/28
(c)
.......... EUR 12,999 13,219,193
22,389,431
Luxembourg — 0.2%
(c)
AEA International Holdings SARL, 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 8.50%
,
 09/07/28
(a)
USD 7,335 7,243,028
AI Convoy SARL, Facility Term Loan
B, (LIBOR USD 6 Month + 3.50%),
8.17%
,
 01/18/27
(k)
........... 992 975,893
Herens Holdco SARL, Facility Term
Loan B, (EURIBOR 3 Month +
4.00%), 6.20%
,
 07/03/28 ...... EUR 6,600 6,374,510
ICON plc, Term Loan, (LIBOR USD 3
Month + 2.25%), 7.00%
,
 07/03/28
(k)
USD 715 712,633
Jazz Pharmaceuticals plc, Term Loan
(LIBOR USD 1 Month + 3.50%),
7.88%, 05/05/28
(k)
......... 20,011 19,808,067
LSF10 XL Bidco SCA, Facility Term
Loan B4, (EURIBOR 3 Month +
3.93%), 6.13%
,
 04/12/28 ...... EUR 1,564 1,344,673
Luxembourg Life Fund - Long
Term Growth Fund, Term Loan,
(LIBOR USD 3 Month + 9.25%),
13.93%
,
 01/01/38
(a)
.......... USD 17,449 17,427,896
Luxembourg Life Fund II - Absolute
Return Fund III, Delayed Draw
Term Loan, (LIBOR USD 3 Month +
9.25%), 13.93%
,
 01/01/28
(a)
..... 2,875 2,856,745
Luxembourg Life Fund II - Absolute
Return Fund III, Term Loan,
(LIBOR USD 3 Month + 11.50%),
13.93%
,
 01/01/28
(a)
.......... 18,520 18,405,435
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Rainbow UK Holdco Ltd., Facility Term
Loan B2, (EURIBOR 6 Month +
3.50%), 4.41%
,
 02/24/29 ...... EUR 2,600 $ 2,596,865
77,745,745
Mexico — 0.0%
Credito Real SAB de CV SOFOM ER,
Term Loan A, (LIBOR USD 3 Month
+ 3.75%), 5.25%
,
 02/21/23
(a)(c)
... USD 2,240 42,560
Netherlands — 0.0%
(c)
Median BV, Facility Term Loan B1,
(EURIBOR 6 Month + 5.00%),
7.75%
,
 10/14/27 ............ EUR 9,000 8,100,598
Nouryon Finance BV, Term Loan,
(LIBOR USD 3 Month + 2.75%),
7.16%
,
 10/01/25
(k)
........... USD 990 974,586
9,075,184
Spain — 0.1%
(c)
Challenger, Term Loan, (EURIBOR 1
Month + 0.00%), 13.93%
,
 01/01/28
(a)
EUR 35,470 37,258,839
Invictus Media SLU, Facility 2nd Lien
Term Loan, (EURIBOR 6 Month +
7.50%), 7.73%
,
 12/26/25
(a)
..... 90 80,874
Pax Midco Spain SLU, Facility Term
Loan B, (EURIBOR 6 Month +
4.75%), 7.19%
,
 07/01/26 ...... 6,968 6,228,221
43,567,934
Sweden — 0.0%
Quimper AB, Facility Term Loan B1,
(EURIBOR 3 Month + 2.93%),
5.06%
,
 02/16/26
(c)
........... 8,375 8,146,961
United Kingdom — 0.2%
(c)
Connect Finco SARL, Term Loan
(LIBOR USD 1 Month + 3.50%),
7.58%, 12/11/26
(k)
......... USD 15,327 15,129,043
Emerald 2 Ltd., 1st Lien Term Loan B1
(LIBOR USD 3 Month + 3.25%),
7.98%, 07/12/28
(k)
......... 992 985,502
Entain plc, Facility Term Loan B,
(LIBOR USD 3 Month + 2.50%),
7.23%
,
 03/29/27 ............ 3 3,073
Froneri International Ltd., Facility 1st
Lien Term Loan B2, (LIBOR USD 1
Month + 2.25%), 6.63%
,
 01/29/27
(k)
992 964,114
INEOS Styrolution Group GmbH, Term
Loan B, (LIBOR USD 1 Month +
2.75%), 7.13%
,
 01/29/26
(k)
..... 992 973,339
Mercia, Term Loan A1, (LIBOR GBP 3
Month + 2.40%), 13.93%
,
 01/01/28
(a)
GBP 14,171 16,955,410
Mercia, Term Loan A2, (LIBOR GBP 3
Month + 2.40%), 13.93%
,
 01/01/28
(a)
29,233 34,977,699
Mercia, Term Loan B1, (LIBOR GBP 3
Month + 2.40%), 13.93%
,
 01/01/28
(a)
1,646 1,969,401
Misys Ltd., 1st Lien Term Loan,
(EURIBOR 3 Month + 3.00%),
4.00%
,
 06/13/24 ............ EUR 5,399 4,947,635
76,905,216

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States — 3.5%
Advantage Sales & Marketing, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 4.50%), 9.29%
,
 10/28/27
(c)(k)
USD 992 $ 816,997
Ahead DB Holdings LLC, 1st Lien Term
Loan B, (LIBOR USD 3 Month +
3.75%), 8.48%
,
 10/18/27
(c)(k)
.... 992 956,467
AHP Health Partners, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.88%
,
 08/24/28
(c)(k)
.......... 744 729,929
Aimbridge Acquisition Co., Inc., 1st Lien
Term Loan
(c)
(LIBOR USD 1 Month + 3.75%),
8.13%, 02/02/26 .......... 8,209 7,416,041
(LIBOR USD 1 Month + 4.75%),
9.10%, 02/02/26 .......... 3,290 2,989,116
AIT Worldwide Logistics Holdings, Inc.,
1st Lien Term Loan, (LIBOR USD 1
Month + 4.75%), 8.49%
,
 04/06/28
(c)(k)
992 908,103
AlixPartners LLP, Term Loan,
(LIBOR USD 1 Month + 2.75%),
7.13%
,
 02/04/28
(c)(k)
.......... 992 982,857
Allied Universal Holdco LLC, Term
Loan, (1 Month CME Term SOFR +
3.75%), 8.17%
,
 05/12/28
(c)
..... 7,407 7,022,387
Allspring Buyer LLC, Term Loan,
(LIBOR USD 3 Month + 3.00%),
7.75%
,
 11/01/28
(c)(k)
.......... 993 977,364
Altar BidCo, Inc., 1st Lien Term Loan
(12 Month CME Term
SOFR + 3.10%), 5.50% -
7.99%, 02/01/29
(c)(k)
........ 22,551 21,489,526
Altar BidCo, Inc., 2nd Lien Term Loan,
(12 Month CME Term SOFR +
5.60%), 10.51%
,
 02/01/30
(c)
..... 14,945 12,665,887
Amentum Government Services
Holdings LLC, 1st Lien Term Loan,
(6 Month CME Term SOFR +
4.00%), 7.56% - 8.76%
,
 02/15/29
(c)(k)
995 967,329
American Auto Auction Group LLC,
1st Lien Term Loan B, (3 Month
CME Term SOFR + 5.00%),
9.58%
,
 12/30/27
(c)
........... 20,329 15,632,740
American Auto Auction Group LLC,
2nd Lien Term Loan B, (3 Month
CME Term SOFR + 8.75%),
13.33%
,
 01/02/29
(c)
.......... 10,919 8,189,250
American Builders & Contractors
Supply Co., Inc., Term Loan,
(LIBOR USD 1 Month + 2.00%),
6.38%
,
 01/15/27
(c)(k)
.......... 992 982,742
American Rock Salt Co. LLC, 1st Lien
Term Loan, (LIBOR USD 1 Month +
4.00%), 8.38%
,
 06/09/28
(c)
..... 2,357 2,209,754
AMF MF Portfolio, Term Loan,
13.93%
,
 01/01/28
(a)(r)
......... 4,446 4,386,207
AmWINS Group, Inc., Term Loan,
(LIBOR USD 1 Month + 2.25%),
6.63%
,
 02/19/28
(c)(k)
.......... 992 973,494
Apex Group Treasury Ltd., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.75%), 8.26%
,
 07/27/28
(c)(k)
.... 992 942,839
Apex Tool Group LLC, 1st Lien Term
Loan, (1 Month CME Term SOFR +
5.25%), 9.67%
,
 02/08/29
(c)
..... 13,668 11,666,718
Security
Par (000)
Par (000) Value
United States (continued)
AppLovin Corp., Term Loan, (3 Month
CME Term SOFR + 3.35%),
7.94%
,
 08/15/25
(c)(k)
.......... USD 992 $ 952,767
APX Group, Inc., Term Loan, (LIBOR
USD 3 Month + 3.25%), 6.73% -
9.75%
,
 07/10/28
(c)(k)
.......... 995 980,359
Arches Buyer, Inc., Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.63%
,
 12/06/27
(c)(k)
.......... 1,000 922,920
Array Tech, Inc., Term Loan,
(LIBOR USD 3 Month + 3.25%),
7.94%
,
 10/14/27
(c)(k)
.......... 959 915,628
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.75%), 8.14%
,
 11/24/27
(c)
4,872 4,722,111
Ascend Performance Materials
Operations LLC, Term Loan, (6
Month CME Term SOFR + 4.75%),
8.83%
,
 08/27/26
(c)(k)
.......... 995 934,494
Astoria Energy LLC, Term Loan B,
(LIBOR USD 1 Month + 3.50%),
7.89%
,
 12/10/27
(c)(k)
.......... 990 974,933
Avaya, Inc., Term Loan B3, (1 Month
CME Term SOFR + 10.00%),
14.34%
,
 12/15/27
(c)
.......... 2,677 1,586,123
B&G Foods, Inc., Term Loan B4,
(LIBOR USD 1 Month + 2.50%),
6.88%
,
 10/10/26
(c)(k)
.......... 1,000 941,610
Bakelite UK Intermediate Ltd., Term
Loan, (3 Month CME Term SOFR +
4.00%), 8.73%
,
 05/29/29
(c)
..... 15,274 14,166,862
Bally's Corp., Facility Term Loan B
(LIBOR USD 1 Month + 3.25%),
7.54%, 10/02/28
(c)(k)
........ 31,140 28,734,399
BCP Renaissance Parent LLC, Term
Loan B3, (1 Month CME Term SOFR
+ 3.50%), 7.82%
,
 11/02/26
(c)(k)
... 992 980,887
BCPE North Star US Holdco 2, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 4.00%), 8.73%
,
 06/09/28
(c)
10,131 9,270,247
Beacon Roofing Supply, Inc., Term
Loan, (LIBOR USD 1 Month +
2.25%), 6.63%
,
 05/19/28
(c)(k)
.... 992 982,360
Belron Group SA, Term Loan,
(LIBOR USD 3 Month + 2.50%),
7.06%
,
 04/13/28
(c)(k)
.......... 992 980,952
Broadstreet Partners, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.38%
,
 01/27/27
(c)(k)
.......... 992 960,374
Brookfield Property REIT, Inc., Term
Loan B, (1 Month CME Term SOFR
+ 2.50%), 6.92%
,
 08/27/25
(c)(k)
... 986 969,498
Brown Group Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
6.88%
,
 06/07/28
(c)(k)
.......... 992 972,230
Cablevision Lightpath LLC, Term Loan
(LIBOR USD 1 Month + 3.25%),
7.57%, 11/30/27
(c)(k)
........ 2,959 2,823,861
Caesars Resort Collection LLC, Term
Loan B, (LIBOR USD 1 Month +
2.75%), 7.13%
,
 12/23/24
(c)(k)
.... 759 756,441
Caesars Resort Collection LLC, Term
Loan B1, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 07/21/25
(c)
..... 2,099 2,092,246

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Caliber Home Loans, Term Loan,
(LIBOR USD 1 Month + 0.00%),
13.93%
,
 07/01/25
(a)(c)
......... USD 50,380 $ 50,128,100
Calpine Construction Finance Co. LP,
Term Loan B, (LIBOR USD 1 Month
+ 2.00%), 6.39%
,
 01/15/25
(c)(k)
... 992 989,270
Calpine Corp., Term Loan, (LIBOR
USD 1 Month + 2.00%),
6.39%
,
 04/05/26
(c)(k)
.......... 992 978,336
Carnival Corp., Term Loan, (LIBOR
USD 1 Month + 3.00%),
7.38%
,
 06/30/25
(c)(k)
.......... 992 948,772
Catalent Pharma Solutions, Inc., Term
Loan B3, (LIBOR USD 1 Month +
2.00%), 6.38%
,
 02/22/28
(c)(k)
.... 992 974,749
CCC Intelligent Solutions, Inc., Term
Loan, (LIBOR USD 1 Month +
2.25%), 6.63%
,
 09/21/28
(c)(k)
.... 992 982,556
CCI Buyer, Inc., 1st Lien Term Loan, (3
Month CME Term SOFR + 4.00%),
8.58%
,
 12/17/27
(c)(k)
.......... 992 945,780
Central Parent, Inc., 1st Lien Term
Loan, (3 Month CME Term SOFR +
4.50%), 9.08%
,
 07/06/29
(c)(k)
.... 1,000 989,770
Centuri Group, Inc., Term Loan, (LIBOR
USD 3 Month + 2.50%), 6.88% -
7.23%
,
 08/27/28
(c)(k)
.......... 1,492 1,463,194
CHG Healthcare Services, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.25%), 7.63%
,
 09/29/28
(c)(k)
.... 992 969,308
Chobani LLC, Term Loan, (LIBOR
USD 1 Month + 3.50%),
7.88%
,
 10/25/27
(c)(k)
.......... 992 970,881
Citadel Securities LP, Term Loan, (1
Month CME Term SOFR + 2.50%),
6.94%
,
 02/02/28
(c)(k)
.......... 995 974,304
City Brewing Co. LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 7.79%
,
 04/05/28
(c)
..... 3,947 1,687,355
Clarios Global LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.63%
,
 04/30/26
(c)(k)
.......... 1,000 977,920
CMG Media Corp., 1st Lien Term Loan
B, (LIBOR USD 3 Month + 3.50%),
8.23%
,
 12/17/26
(c)(k)
.......... 992 927,015
CML Hyatt Lost Pines, Term Loan,
(LIBOR USD 1 Month + 0.00%),
13.93%
,
 01/01/28
(a)(c)
......... 25,700 25,113,703
CML La Quinta Resort, Term Loan,
(LIBOR USD 1 Month + 0.00%),
13.93%
,
 01/01/38
(a)(c)
......... 21,475 20,731,880
CML Lake Tahoe Resort Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 13.93%
,
 01/01/38
(a)(c)
... 13,471 12,948,402
CML Paradise Plaza, Term Loan,
(LIBOR USD 3 Month + 0.00%),
13.93%
,
 01/01/28
(a)(c)
......... 24,025 23,206,431
CML ST Regis Aspen, Term Loan,
(LIBOR USD 3 Month + 0.00%),
13.93%
,
 01/01/28
(a)(c)
......... 29,614 28,380,638
CML Trigrams, Term Loan, (LIBOR
USD 1 Month + 0.00%),
13.93%
,
 09/15/24
(a)(c)
......... 48,970 48,475,543
Security
Par (000)
Par (000) Value
United States (continued)
Coherent Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
7.13%
,
 07/02/29
(c)(k)
.......... USD 1,469 $ 1,450,729
Colorado Plaza, Term Loan,
(LIBOR USD 1 Month + 0.00%),
13.93%
,
 05/15/24
(a)(c)(q)
........ 15,894 7,981,118
Conair Holdings LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 8.48%
,
 05/17/28
(c)
..... 2,309 1,930,585
ConnectWise LLC, Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.88%
,
 09/29/28
(c)
........... 12,778 12,111,050
Coral US Co., Term Loan B6,
(LIBOR USD 1 Month + 3.00%),
7.32%
,
 10/15/29
(c)(k)
.......... 1,000 967,250
Core & Main LP, Term Loan B, (LIBOR
USD 3 Month + 2.50%), 6.89% -
7.42%
,
 07/27/28
(c)(k)
.......... 1,492 1,470,519
Cornerstone Building Brands, Inc., Term
Loan B, (LIBOR USD 1 Month +
3.25%), 7.57%
,
 04/12/28
(c)
..... 11,608 10,376,709
Coty, Inc., Term Loan B, (EURIBOR
1 Month + 2.50%), 2.50% -
4.39%
,
 04/07/25
(c)
........... EUR 2,284 2,347,983
Covanta Holding Corp., Term Loan B, (1
Month CME Term SOFR + 2.50%),
6.82%
,
 11/30/28
(c)(k)
.......... USD 923 915,589
Covanta Holding Corp., Term Loan
C, (1 Month CME Term SOFR +
2.50%), 6.82%
,
 11/30/28
(c)(k)
.... 70 69,102
CP Iris Holdco I, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 10/02/28
(c)
..... 1,722 1,530,122
CP Iris Holdco I, Inc., Delayed Draw 1st
Lien Term Loan, 10/02/28
(c)(s)
.... 308 273,728
Creative Artists Agency LLC, Term
Loan, (LIBOR USD 1 Month +
3.75%), 8.13%
,
 11/27/26
(c)(k)
.... 992 983,436
Crocs, Inc., Term Loan, (6 Month
CME Term SOFR + 3.50%),
7.73%
,
 02/20/29
(c)(k)
.......... 838 819,703
Cushman & Wakefield US Borrower
LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.13%
,
 08/21/25
(c)(k)
992 967,896
CWGS Group LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%), 6.82% -
6.87%
,
 06/03/28
(c)(k)
.......... 995 917,841
Dealer Tire Financial, LLC, Term Loan
B2, (3 Month CME Term SOFR +
4.50%), 8.82%
,
 12/14/27
(c)(k)
.... 995 980,459
Diamond (BC) BV, Term Loan,
(LIBOR USD 3 Month + 2.75%),
7.16%
,
 09/29/28
(c)(k)
.......... 992 957,744
DirecTV Financing LLC, Term Loan
(LIBOR USD 1 Month + 5.00%),
9.38%, 08/02/27
(c)(k)
........ 9,780 9,500,690
DRI Holding, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 5.25%),
9.63%
,
 12/21/28
(c)
........... 6,267 5,365,815
DS Parent, Inc., Term Loan B,
(LIBOR USD 3 Month + 5.75%),
9.92%
,
 12/10/28
(c)
........... 9,626 9,149,076

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Dun & Bradstreet Corp. (The), Term
Loan, (LIBOR USD 1 Month +
3.25%), 7.64%
,
 02/06/26
(c)(k)
.... USD 965 $ 954,874
ECL Entertainment LLC, Term Loan
B, (LIBOR USD 1 Month + 7.50%),
11.88%
,
 05/01/28
(c)
.......... 9,543 9,510,903
Ecovyst Catalyst Technologies LLC,
Term Loan, (LIBOR USD 3 Month +
2.50%), 6.91%
,
 06/09/28
(c)(k)
.... 992 975,492
EFS Cogen Holdings I LLC, Term Loan
B, (LIBOR USD 3 Month + 3.50%),
8.23% - 8.24%
,
 10/01/27
(c)(k)
.... 1,000 959,460
EIS Group, Ltd., Term Loan
(a)(c)
 07/10/28
(s)
................ 2,892 2,812,332
11.32%, 07/10/28 ........... 28,919 28,123,315
Electron Bidco, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.00%), 7.38%
,
 11/01/28
(c)(k)
.... 993 964,958
Element Materials Technology Group
US Holdings, Inc., Delayed Draw 1st
Lien Term Loan B, 06/22/29
(c)(k)(s)
. 316 307,895
Element Materials Technology Group
US Holdings, Inc., Term Loan B,
06/22/29
(c)(k)(s)
.............. 684 667,105
Emerald Technologies US Acquisition
Co., Inc., Term Loan B, (1 Month
CME Term SOFR + 6.25%),
10.67%
,
 12/29/27
(c)
.......... 7,837 7,367,009
Engineered Machinery Holdings, Inc.,
1st Lien Term Loan, (LIBOR USD 3
Month + 3.75%), 8.48%
,
 05/19/28
(c)(k)
992 958,985
Ensemble RCM LLC, Term Loan, (3
Month CME Term SOFR + 3.75%),
7.94%
,
 08/03/26
(c)(k)
.......... 995 981,938
Entegris, Inc., Term Loan B, (3 Month
CME Term SOFR + 3.00%), 7.32% -
7.58%
,
 07/06/29
(c)(k)
.......... 1,000 996,250
EP Purchaser LLC, 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
8.23%
,
 11/06/28
(c)(k)
.......... 993 979,478
Evercommerce Solutions, Inc., Term
Loan, (LIBOR USD 1 Month +
3.25%), 7.63%
,
 07/06/28
(c)(k)
.... 992 971,372
Everi Holdings, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.50%),
6.88%
,
 08/03/28
(c)(k)
.......... 992 982,538
EW Scripps Co. (The), Term Loan B3,
(LIBOR USD 1 Month + 2.75%),
7.13%
,
 01/07/28
(c)(k)
.......... 841 815,837
Fertitta Entertainment LLC, Term Loan
B, (1 Month CME Term SOFR +
4.00%), 8.32%
,
 01/27/29
(c)
..... 15,335 14,551,002
FinCo I LLC, Term Loan, (LIBOR USD 1
Month + 2.50%), 6.88%
,
 06/27/25
(c)(k)
748 745,026
First Advantage Holdings LLC, 1st Lien
Term Loan B1
(LIBOR USD 1 Month + 2.75%),
7.13%, 01/31/27
(c)(k)
........ 1,000 979,790
First Eagle Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 2.50%),
7.23%
,
 02/01/27
(c)(k)
.......... 992 965,830
First Student Bidco, Inc., Term Loan
B, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 07/21/28
(c)(k)
.......... 726 654,372
Security
Par (000)
Par (000) Value
United States (continued)
First Student Bidco, Inc., Term Loan
C, (LIBOR USD 3 Month + 3.00%),
7.73%
,
 07/21/28
(c)(k)
.......... USD 270 $ 243,372
Flexera Software LLC, 1st Lien Term
Loan B1
(LIBOR USD 1 Month + 3.75%),
8.14%, 03/03/28
(c)(k)
........ 992 949,894
Flexsys Holdings, Inc., 1st Lien Term
Loan, (1 Month CME Term SOFR +
5.25%), 9.69%
,
 11/01/28
(c)
...... 4,532 3,682,433
Freeport LNG investments LLLP, Term
Loan B, (LIBOR USD 3 Month +
3.50%), 7.74%
,
 12/21/28
(c)(k)
.... 995 943,959
Galaxy Brands, Delayed Draw Term
Loan, (LIBOR USD 3 Month +
0.00%), 13.93%
,
 01/01/38
(a)(c)
... 6,122 6,099,222
Galaxy Brands, Term Loan,
(LIBOR USD 3 Month + 4.75%),
13.93%
,
 01/01/38
(a)(c)
......... 28,231 27,595,800
Gates Global LLC, Term Loan B3,
(LIBOR USD 1 Month + 2.50%),
6.88%
,
 03/31/27
(c)(k)
.......... 992 969,739
Genesys Cloud Services Holdings I
LLC, Term Loan
(LIBOR USD 1 Month + 4.00%),
8.38%, 12/01/27
(c)(k)
........ 4,955 4,747,401
Global Medical Response, Inc., Term
Loan, (LIBOR USD 1 Month +
4.25%), 8.65%
,
 10/02/25
(c)(k)
.... 992 691,587
GoodRx, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 2.75%),
7.13%
,
 10/10/25
(c)(k)
.......... 992 963,634
GoTo Group, Inc., 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.75%),
9.14%
,
 08/31/27
(c)
........... 29,309 18,735,689
Great Outdoors Group LLC, Term Loan
B2, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 03/06/28
(c)(k)
.......... 992 951,523
Green Plains Operating Co. LLC,
Term Loan, (LIBOR USD 3 Month +
0.00%), 8.83%
,
 07/20/26
(a)(c)
.... 23,920 23,592,296
Griffon Corp., Term Loan B, (3 Month
CME Term SOFR + 2.50%), 7.01% -
9.00%
,
 01/24/29
(c)(k)
.......... 620 607,991
Grifols Worldwide Operations Ltd., Term
Loan B, (LIBOR USD 1 Month +
2.00%), 6.38%
,
 11/15/27
(c)(k)
.... 1,000 965,420
Grosvenor Capital Management
Holdings LLLP, Term Loan,
(LIBOR USD 1 Month + 2.50%),
6.88%
,
 02/24/28
(c)(k)
.......... 992 975,057
GYP Holdings III Corp., 1st Lien Term
Loan, (1 Month CME Term SOFR +
2.50%), 6.94%
,
 06/01/25
(c)(k)
.... 995 992,031
Hamilton Projects Acquiror LLC, Term
Loan, (LIBOR USD 3 Month +
4.50%), 9.23%
,
 06/17/27
(c)(k)
.... 893 877,486
Helix Gen Funding LLC, Term Loan,
(LIBOR USD 1 Month + 3.75%),
8.13%
,
 06/03/24
(c)(k)
.......... 956 940,145
Herschend Entertainment Co. LLC,
Term Loan
(LIBOR USD 1 Month + 3.75%),
8.19%, 08/27/28
(c)(k)
........ 4,748 4,695,007

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Hertz Corp. (The), Term Loan B,
(LIBOR USD 1 Month + 3.25%),
7.63%
,
 06/30/28
(c)(k)
.......... USD 834 $ 815,875
Hertz Corp. (The), Term Loan C,
(LIBOR USD 1 Month + 3.25%),
7.63%
,
 06/30/28
(c)(k)
.......... 160 156,103
Hillman Group, Inc. (The), Delayed
Draw Term Loan, (LIBOR USD
3 Month + 0.00%), 2.75% -
7.14%
,
 07/14/28
(c)(k)
.......... 15 14,878
Hillman Group, Inc. (The), Term Loan,
(LIBOR USD 1 Month + 2.75%),
7.14%
,
 07/14/28
(c)(k)
.......... 800 774,476
Hilton Grand Vacations Borrower LLC,
Term Loan, (LIBOR USD 1 Month +
3.00%), 7.38%
,
 08/02/28
(c)(k)
.... 992 985,019
Hilton Washington Dupont Hotel, Term
Loan, (LIBOR USD 1 Month +
0.00%), 13.93%
,
 04/01/24
(a)(c)
... 30,684 28,880,819
Hostess Brands LLC, 1st Lien Term
Loan B, (LIBOR USD 3 Month +
2.25%), 6.63% - 6.66%
,
 08/03/25
(c)(k)
903 899,262
Houston Center, Term Loan,
(LIBOR USD 1 Month + 0.00%),
13.93%
,
 01/09/24
(a)(c)
......... 29,009 27,837,583
HRNI Holdings LLC, Term Loan B,
(LIBOR USD 1 Month + 4.25%),
8.63%
,
 12/11/28
(a)(c)
.......... 36,487 33,750,382
Hudson River Trading LLC, Term
Loan, (1 Month CME Term SOFR +
3.00%), 7.44%
,
 03/20/28
(c)(k)
.... 992 936,779
Hydrofarm Holdings Group, Inc., Term
Loan, (LIBOR USD 1 Month +
5.50%), 9.89%
,
 10/25/28
(a)(c)
.... 4,493 3,818,727
Hyland Software, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 07/01/24
(c)(k)
.... 992 977,593
ICON plc, Term Loan, (LIBOR USD 3
Month + 2.25%), 7.00%
,
 07/03/28
(c)(k)
178 177,553
Imprivata, Inc., Term Loan, (LIBOR
USD 1 Month + 3.75%),
8.13%
,
 12/01/27
(c)(k)
.......... 992 952,727
Informatica LLC, Term Loan
(LIBOR USD 1 Month + 2.75%),
7.19%, 10/27/28
(c)(k)
........ 18,892 18,494,837
Insulet Corp., Term Loan B, (1 Month
CME Term SOFR + 3.25%),
7.69%
,
 05/04/28
(c)(k)
.......... 992 976,941
Interface Security LLC, Term Loan,
(LIBOR USD 1 Month + 7.00%),
13.93%
,
 08/07/23
(a)(c)
......... 13,378 12,994,529
IRB Holding Corp., Term Loan B, (3
Month CME Term SOFR + 3.00%),
7.32%
,
 12/15/27
(c)(k)
.......... 995 964,342
Iridium Satellite LLC, Term Loan B2, (1
Month CME Term SOFR + 2.50%),
6.92%
,
 11/04/26
(c)(k)
.......... 931 920,697
J&J Ventures Gaming LLC, Term Loan,
(LIBOR USD 3 Month + 4.00%),
8.73%
,
 04/26/28
(c)
........... 7,991 7,631,479
Jack Ohio Finance LLC, Term Loan,
(LIBOR USD 1 Month + 4.75%),
9.13%
,
 10/04/28
(a)(c)
.......... 6,109 5,971,164
Security
Par (000)
Par (000) Value
United States (continued)
Jane Street Group LLC, Term Loan,
(LIBOR USD 1 Month + 2.75%),
7.13%
,
 01/26/28
(c)(k)
.......... USD 992 $ 961,700
KKR Apple Bidco LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
2.75%), 7.13%
,
 09/22/28
(c)(k)
.... 992 977,435
Kronos Acquisition Holdings, Inc., Term
Loan, (3 Month CME Term SOFR +
6.00%), 10.51%
,
 12/22/26
(c)
..... 3,320 3,195,943
LBM Acquisition LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.12%
,
 12/17/27
(c)
..... 12,319 10,652,021
LifePoint Health, Inc., 1st Lien Term
Loan B, (LIBOR USD 3 Month +
3.75%), 8.16%
,
 11/16/25
(c)(k)
.... 1,000 940,500
LSF11 A5 Holdco LLC, Term Loan, (1
Month CME Term SOFR + 3.50%),
7.94%
,
 10/15/28
(c)
........... 19,019 18,348,848
Lummus Technology Holdings V LLC,
Term Loan B, (LIBOR USD 1 Month
+ 3.50%), 7.88%
,
 06/30/27
(c)(k)
... 992 948,282
Madison IAQ LLC, Term Loan,
(LIBOR USD 3 Month + 3.25%),
7.99%
,
 06/21/28
(c)(k)
.......... 992 921,116
Marcel LUX IV SARL, Facility Term
Loan B1, (LIBOR USD 1 Month +
3.25%), 7.67%
,
 03/16/26
(c)(k)
.... 995 974,332
Maverick Gaming LLC, Facility Term
Loan B, (LIBOR USD 3 Month +
7.50%), 12.23%
,
 09/03/26
(c)
..... 5,534 4,427,160
McAfee Corp., Term Loan B1, (1
Month CME Term SOFR + 3.75%),
7.97%
,
 03/01/29
(c)(k)
.......... 995 923,748
Medical Solutions Holdings, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 11/01/28
(c)(k)
991 926,491
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (LIBOR USD 1
Month + 7.00%), 11.38%
,
 11/01/29
(c)
3,210 2,953,200
Medline Borrower LP, Term Loan
(LIBOR USD 1 Month + 3.25%),
7.63%, 10/23/28
(c)(k)
........ 43,095 40,896,618
MIP V Waste LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.63%
,
 12/08/28
(c)
........... 5,307 5,225,065
Mirion Technologies, Inc., Term Loan,
(LIBOR USD 3 Month + 2.75%),
7.48%
,
 10/20/28
(c)(k)
.......... 992 972,632
Misys Ltd., 1st Lien Term Loan,
(LIBOR USD 3 Month + 3.50%),
6.87%
,
 06/13/24
(c)
........... 989 872,371
MKS Instruments, Inc., Term Loan B, (1
Month CME Term SOFR + 2.75%),
7.17%
,
 08/17/29
(c)(k)
.......... 1,496 1,475,677
Momentive Performance Materials, Inc.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 7.64%
,
 05/15/24
(c)(k)
992 987,952
MPH Acquisition Holdings LLC, Term
Loan, (LIBOR USD 3 Month +
4.25%), 8.98%
,
 09/01/28
(c)(k)
.... 992 843,593
Naked Juice LLC, 1st Lien Term Loan,
(3 Month CME Term SOFR +
3.25%), 7.93%
,
 01/24/29
(c)(k)
.... 995 887,480

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Naked Juice LLC, 2nd Lien Term
Loan, (3 Month CME Term SOFR +
6.00%), 10.68%
,
 01/24/30
(c)
..... USD 943 $ 741,726
NASCAR Holdings LLC, Term Loan,
(LIBOR USD 1 Month + 2.50%),
6.88%
,
 10/19/26
(c)(k)
.......... 901 898,255
NFP Corp., Term Loan, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 02/15/27
(c)(k)
992 947,513
Northwest Fiber LLC, 1st Lien Term
Loan B2, (LIBOR USD 3 Month +
3.75%), 7.98%
,
 04/30/27
(c)(k)
.... 992 961,659
OD Intermediate SUBI Holdco II LLC,
Term Loan, 10.00%
,
 04/01/26
(a)(r)
. 44,784 41,828,463
Olaplex, Inc., Term Loan, (1 Month
CME Term SOFR + 3.50%),
7.92%
,
 02/23/29
(a)(c)
.......... 12,775 11,880,416
Option Care Health, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.75%), 7.13%
,
 10/27/28
(c)(k)
.... 992 984,045
Orbit Private Holdings I Ltd., 1st Lien
Term Loan, (6 Month CME Term
SOFR + 4.50%), 9.54%
,
 12/11/28
(c)(k)
995 984,620
Organon & Co., Term Loan,
(LIBOR USD 3 Month + 3.00%),
7.75%
,
 06/02/28
(c)(k)
.......... 1,500 1,483,125
OVG Business Services LLC, Term
Loan, (LIBOR USD 1 Month +
6.25%), 10.64%
,
 11/20/28
(a)(c)
.... 12,062 11,217,523
Pactiv Evergreen, Inc., Term Loan B2,
(LIBOR USD 1 Month + 3.25%),
7.32% - 7.63%
,
 02/05/26
(c)(k)
.... 992 979,067
Park Avenue Tower, Term Loan,
(LIBOR USD 1 Month + 0.00%),
13.93%
,
 03/09/24
(a)(c)
......... 41,664 40,893,481
Park River Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.25%), 8.00%
,
 12/28/27
(c)
..... 2,099 1,829,024
PCI Gaming Authority, Facility Term
Loan B, (LIBOR USD 1 Month +
2.50%), 6.88%
,
 05/29/26
(c)(k)
.... 1,000 992,500
Penn National Gaming, Inc., Facility
Term Loan B, (1 Month CME Term
SOFR + 2.75%), 7.17%
,
 05/03/29
(c)(k)
995 983,528
Peraton Corp., 1st Lien Term Loan B,
(LIBOR USD 1 Month + 3.75%),
8.13%
,
 02/01/28
(c)(k)
.......... 992 967,269
Petco Health and Wellness Co., Inc.,
1st Lien Term Loan, (1 Month
CME Term SOFR + 3.25%),
7.83%
,
 03/03/28
(c)(k)
.......... 992 962,135
PG&E Corp., Term Loan, (LIBOR
USD 1 Month + 3.00%),
7.44%
,
 06/23/25
(c)(k)
.......... 992 983,376
Phoenix Guarantor, Inc., 1st Lien Term
Loan B1, (LIBOR USD 1 Month +
3.25%), 7.63%
,
 03/05/26
(c)(k)
.... 992 928,034
Pike Corp., Term Loan, (LIBOR USD 1
Month + 3.00%), 7.39%
,
 01/21/28
(c)(k)
1,000 984,840
Pilot Travel Centers LLC, Term Loan
B, (1 Month CME Term SOFR +
2.00%), 6.42%
,
 08/04/28
(c)(k)
.... 992 979,808
Security
Par (000)
Par (000) Value
United States (continued)
Playtika Holding Corp., Term Loan B1,
(LIBOR USD 1 Month + 2.75%),
7.13%
,
 03/13/28
(c)(k)
.......... USD 995 $ 947,799
PODS LLC, Term Loan, (LIBOR USD 1
Month + 3.00%), 7.38%
,
 03/31/28
(c)(k)
992 937,053
Pre-Paid Legal Services, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
3.75%), 8.13%
,
 12/15/28
(c)(k)
.... 993 953,157
Presidio Holdings, Inc., Term Loan,
(LIBOR USD 3 Month + 3.50%),
7.89% - 7.92%
,
 01/22/27
(c)(k)
.... 992 971,904
Primary Products Finance LLC, Term
Loan B, (3 Month CME Term SOFR
+ 4.00%), 8.74%
,
 04/01/29
(c)(k)
... 998 978,089
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1,
(LIBOR USD 3 Month + 2.75%),
6.50%
,
 09/23/26
(c)(k)
.......... 1,489 1,473,899
Pro Mach Group, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
4.00%), 8.38%
,
 08/31/28
(c)(k)
.... 992 963,701
ProFrac Holdings II LLC, Term Loan, (3
Month CME Term SOFR + 7.25%),
12.10%
,
 03/04/25
(a)(c)
......... 11,269 11,550,348
Project Ruby Ultimate Parent Corp.,
1st Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 03/10/28
(c)
5,001 4,717,688
QUIKRETE Holdings, Inc., 1st Lien
Term Loan, (LIBOR USD 1 Month +
2.63%), 7.01%
,
 02/01/27
(c)(k)
.... 992 979,923
Radiate Holdco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.63%
,
 09/25/26
(c)(k)
.......... 992 802,570
Radnet Management, Inc., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.00%), 7.73%
,
 04/23/28
(c)(k)
.... 992 963,911
RE/MAX LLC, Term Loan, (LIBOR
USD 1 Month + 2.50%),
6.94%
,
 07/21/28
(c)(k)
.......... 992 922,555
Red Ventures LLC, 1st Lien Term Loan
B2
(LIBOR USD 1 Month + 2.50%),
6.88%, 11/08/24
(c)(k)
........ 821 814,200
Redstone HoldCo 2 LP, 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.75%), 9.11%
,
 04/27/28
(c)
...... 25,215 17,353,191
Redstone HoldCo 2 LP, 2nd Lien Term
Loan, (LIBOR USD 3 Month +
7.75%), 12.11%
,
 04/27/29
(c)
..... 10,460 5,158,140
Restoration Hardware, Inc., Term Loan,
(LIBOR USD 1 Month + 2.50%),
6.88%
,
 10/20/28
(c)(k)
.......... 992 910,832
Robertshaw US Holding Corp., 1st Lien
Term Loan, (LIBOR USD 3 Month +
3.50%), 8.25%
,
 02/28/25
(c)
..... 6,810 4,576,572
Robertshaw US Holding Corp., 2nd Lien
Term Loan, (LIBOR USD 3 Month +
8.00%), 12.75%
,
 02/28/26
(c)
..... 4,760 2,451,400
Ryan Specialty Group LLC, Term
Loan, (1 Month CME Term SOFR +
3.00%), 7.42%
,
 09/01/27
(c)(k)
.... 992 984,119
Sabre GLBL, Inc., Term Loan B1,
12/17/27
(c)(k)(s)
.............. 383 347,194

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Sabre GLBL, Inc., Term Loan B2,
12/17/27
(c)(k)(s)
.............. USD 610 $ 553,448
Scientific Games International, Inc.,
Term Loan B, (1 Month CME Term
SOFR + 3.00%), 7.42%
,
 04/14/29
(c)(k)
1,493 1,468,516
SCIH Salt Holdings, Inc., 1st Lien Term
Loan B1, (LIBOR USD 3 Month +
4.00%), 8.41%
,
 03/16/27
(c)
..... 11,385 11,039,678
Shearer's Foods LLC, 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.50%), 7.88%
,
 09/23/27
(c)
..... 1,577 1,499,624
Sheraton Austin, Term Loan,
(LIBOR USD 3 Month + 0.00%),
13.93%
,
 01/01/28
(a)(c)
......... 19,738 18,985,275
Signal Parent, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.89%
,
 04/03/28
(c)
........... 6,233 3,713,537
Sinclair Television Group, Inc., Term
Loan B2B, (LIBOR USD 1 Month +
2.50%), 6.89%
,
 09/30/26
(c)(k)
.... 992 942,692
Sitel Group, Term Loan, (LIBOR USD 1
Month + 3.75%), 8.14%
,
 08/28/28
(c)(k)
1,489 1,467,480
SolarWinds Holdings, Inc., 1st Lien
Term Loan, (1 Month CME Term
SOFR + 4.00%), 8.32%
,
 02/05/27
(c)(k)
1,256 1,241,473
Sonder Corp., Term Loan,
0.00% 01/19/27
(a)(c)
........... 35,741 32,213,619
Sotheby's, Term Loan, (LIBOR USD 3
Month + 4.50%), 8.58%
,
 01/15/27
(c)(k)
995 968,347
Sovos Brands Intermediate, Inc., 1st
Lien Term Loan, (LIBOR USD 3
Month + 3.50%), 7.91%
,
 06/08/28
(c)
1,856 1,803,399
SRAM LLC, Term Loan, (LIBOR USD 1
Month + 2.75%), 7.13%
,
 05/18/28
(c)(k)
852 827,361
SRS Distribution, Inc., Term Loan,
(LIBOR USD 1 Month + 3.50%),
7.88%
,
 06/02/28
(c)
........... 10,268 9,796,816
Station Casinos LLC, Facility Term Loan
B1, (LIBOR USD 1 Month + 2.25%),
6.64%
,
 02/08/27
(c)(k)
.......... 992 966,933
Superannuation and Investments Finco
Pty Ltd., Term Loan, (LIBOR USD 1
Month + 3.75%), 8.13%
,
 12/01/28
(c)(k)
992 973,664
Surgery Center Holdings, Inc., Term
Loan, (LIBOR USD 1 Month +
3.75%), 8.05%
,
 08/31/26
(c)(k)
.... 897 884,470
SWF Holdings I Corp., 1st Lien Term
Loan, (LIBOR USD 3 Month +
4.00%), 8.75%
,
 10/06/28
(c)
..... 3,997 3,255,487
Talen Energy Supply LLC, Term Loan,
(3 Month CME Term SOFR +
4.75%), 9.01% - 9.27%
,
 11/13/23
(c)
27,729 27,885,114
TAMKO Building Products LLC, Term
Loan
(LIBOR USD 3 Month + 3.00%),
7.41% - 7.73%, 05/29/26
(c)(k)
.. 9,647 9,296,906
Tempo Acquisition LLC, Term Loan
B1, (1 Month CME Term SOFR +
3.00%), 7.32%
,
 08/31/28
(c)(k)
.... 1,489 1,482,767
Tenable, Inc., Term Loan, (LIBOR
USD 3 Month + 2.75%),
7.16%
,
 07/07/28
(c)(k)
.......... 992 962,707
Security
Par (000)
Par (000) Value
United States (continued)
The Vinoy St. Petersburg, Term Loan,
(LIBOR USD 1 Month + 0.00%),
13.93%
,
 01/01/38
(a)(c)
......... USD 26,065 $ 25,037,537
ThoughtWorks, Inc., Term Loan,
(LIBOR USD 1 Month + 2.50%),
6.88%
,
 03/24/28
(c)(k)
.......... 1,189 1,175,424
TransDigm, Inc., Term Loan E,
(LIBOR USD 3 Month + 2.25%),
6.98%
,
 05/30/25
(c)(k)
.......... 992 980,628
TransMontaigne Operating Co. LP,
Term Loan B, (LIBOR USD 1 Month
+ 3.50%), 7.85% - 7.89%
,
 11/17/28
(c)
(k)
...................... 992 971,391
Triton Water Holdings, Inc., 1st Lien
Term Loan
(LIBOR USD 3 Month + 3.50%),
8.23%, 03/31/28
(c)(k)
........ 5,148 4,769,861
TruGreen LP, 1st Lien Term Loan,
(LIBOR USD 1 Month + 4.00%),
8.38%
,
 11/02/27
(c)(k)
.......... 992 878,904
Uber Technologies, Inc., Term Loan,
02/25/27
(c)(k)(s)
.............. 992 989,405
UKG, Inc., 1st Lien Term Loan
(c)(k)
(LIBOR USD 3 Month + 3.25%),
7.00%, 05/04/26 .......... 992 942,857
(LIBOR USD 1 Month + 3.75%),
8.13%, 05/04/26 .......... 992 955,096
Ultra Clean Holdings, Inc., Term Loan
B, (LIBOR USD 1 Month + 3.75%),
8.13%
,
 08/27/25
(c)(k)
.......... 934 928,534
United AirLines, Inc., Term Loan B,
(LIBOR USD 3 Month + 3.75%),
8.11%
,
 04/21/28
(c)(k)
.......... 992 978,094
Univision Communications, Inc., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.25%), 7.63%
,
 03/15/26
(c)(k)
992 975,254
US Foods, Inc., Term Loan B,
(LIBOR USD 1 Month + 2.00%),
6.38%
,
 09/13/26
(c)(k)
.......... 856 845,828
Vaca Morada, Term Loan, (LIBOR
USD 3 Month + 0.00%),
13.93%
,
 01/01/28
(a)(c)
......... 31,176 31,098,060
Vaco Holdings LLC, Term Loan, (3
Month CME Term SOFR + 5.00%),
9.73%
,
 01/21/29
(c)
........... 7,724 7,421,432
Valcour Packaging LLC, 1st Lien Term
Loan, (LIBOR USD 3 Month +
3.75%), 7.98%
,
 10/04/28
(a)(c)
.... 4,137 3,392,127
Verscend Holding Corp., Term Loan
B1, (LIBOR USD 1 Month + 4.00%),
8.38%
,
 08/27/25
(c)(k)
.......... 994 986,081
Vertex Aerospace Services Corp., 1st
Lien Term Loan, (LIBOR USD 1
Month + 3.50%), 7.88%
,
 12/06/28
(c)(k)
993 973,583
Vertiv Group Corp., Term Loan B,
(LIBOR USD 1 Month + 2.75%),
7.12%
,
 03/02/27
(c)(k)
.......... 995 958,044
VFH Parent LLC, Term Loan, (1
Month CME Term SOFR + 3.00%),
7.42%
,
 01/13/29
(c)(k)
.......... 1,000 971,500
ViaSat, Inc., Term Loan, (1 Month
CME Term SOFR + 4.50%),
8.94%
,
 03/02/29
(c)(k)
.......... 995 966,085

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Victory Capital Holdings, Inc., Term
Loan B2, (3 Month CME Term SOFR
+ 2.25%), 5.96%
,
 07/01/26
(c)(k)
... USD 994 $ 985,423
Virgin Media Bristol LLC, Facility Term
Loan N, (LIBOR USD 1 Month +
2.50%), 6.82%
,
 01/31/28
(c)(k)
.... 1,000 981,790
Virtusa Corp., Term Loan B1, (1
Month CME Term SOFR + 3.75%),
8.17%
,
 02/15/29
(c)(k)
.......... 993 955,281
VM Consolidated, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.25%), 7.63%
,
 03/24/28
(c)(k)
.... 992 984,981
VS Buyer LLC, Term Loan, (LIBOR
USD 1 Month + 3.00%),
7.38%
,
 02/28/27
(c)(k)
.......... 992 961,336
WEX, Inc., Term Loan B, (LIBOR USD 1
Month + 2.25%), 6.63%
,
 03/31/28
(c)(k)
992 985,120
White Cap Supply Holdings LLC, Term
Loan, (1 Month CME Term SOFR +
3.75%), 8.07%
,
 10/19/27
(c)
..... 13,348 12,885,526
WIN Waste Innovations Holdings, Inc.,
Term Loan, (LIBOR USD 3 Month +
2.75%), 7.48%
,
 03/24/28
(c)(k)
.... 992 945,302
Woof Holdings, Inc., 1st Lien Term
Loan, (LIBOR USD 1 Month +
3.75%), 8.10%
,
 12/21/27
(c)
..... 3,241 3,041,139
WP CityMD Bidco LLC, Term Loan,
(LIBOR USD 1 Month + 3.25%),
7.63%
,
 12/22/28
(c)(k)
.......... 993 990,098
WR Grace Holdings LLC, Term Loan,
(LIBOR USD 3 Month + 3.75%),
8.50%
,
 09/22/28
(c)(k)
.......... 992 972,016
Xperi Holding Corp., Term Loan B,
(LIBOR USD 1 Month + 3.50%),
7.88%
,
 06/08/28
(c)(k)
.......... 1,442 1,387,500
Zayo Group Holdings, Inc., Term Loan,
(LIBOR USD 1 Month + 3.00%),
7.38%
,
 03/09/27
(c)(k)
.......... 1,000 807,210
Ziggo Financing Partnership, Facility
Term Loan I, (LIBOR USD 1 Month +
2.50%), 6.82%
,
 04/30/28
(c)(k)
.... 1,000 973,440
ZoomInfo LLC, 1st Lien Term Loan, (1
Month CME Term SOFR + 3.00%),
7.48%
,
 02/02/26
(c)(k)
.......... 1,000 995,310
1,331,492,638
Total Floating Rate Loan Interests — 4.3%
(Cost: $1,753,660,168) ........................... 1,633,222,017
Foreign Agency Obligations
Argentina — 0.0%
YPF SA
7.00%, 09/30/33
(d)(e)
.......... 775 506,528
7.00%, 12/15/47
(b)
........... 9,226 5,508,499
6,015,027
Belgium — 0.0%
European Union, Series NGEU, 0.70%
,
07/06/51
(d)
................ EUR 12,897 7,507,206
Chile — 0.0%
Empresa Nacional del Petroleo, 3.75%
,
08/05/26
(d)
................ USD 12,397 11,609,016
Security
Par (000)
Par (000) Value
China — 0.1%
China Development Bank, 3.30%
,
02/01/24 ................. CNY 168,000 $ 24,539,489
Colombia — 0.2%
Ecopetrol SA
5.88%, 09/18/23 ............ USD 4,000 3,968,000
4.13%, 01/16/25 ............ 24,682 23,460,241
6.88%, 04/29/30 ............ 36,251 32,807,155
4.63%, 11/02/31 ............ 3,424 2,610,800
Empresas Publicas de Medellin ESP,
4.25%
,
07/18/29
(b)
........... 3,156 2,499,749
65,345,945
Finland — 0.0%
Finnair OYJ, 4.25%
,
05/19/25
(d)
.... EUR 2,625 2,056,667
France — 0.2%
Electricite de France SA
(c)(o)
(USD Swap Semi 10 Year + 3.71%),
5.25%
(b)
................ USD 2,888 2,878,100
(USD Swap Semi 10 Year + 3.71%),
5.25%
(d)
................ 1,100 1,096,229
(EUR Swap Annual 6 Year +
3.44%), 4.00%
(d)
.......... EUR 8,500 8,508,584
(EUR Swap Annual 12 Year +
3.79%), 5.38%
(d)
.......... 11,000 11,171,484
(EUR Swap Annual 12 Year +
3.04%), 5.00%
(d)
.......... 900 876,286
(GBP Swap Semi 13 Year + 4.23%),
6.00%
(d)
................ GBP 7,300 7,880,848
(EUR Swap Annual 5 Year +
3.37%), 2.88%
(d)
.......... EUR 5,400 4,719,259
(EUR Swap Annual 5 Year +
3.20%), 3.00%
(d)
.......... 1,000 872,898
(EUR Swap Annual 5 Year +
4.86%), 7.50%
(d)
.......... 8,200 8,721,162
(BPISDS15 + 3.32%), 5.88%
(d)
.. GBP 5,800 5,735,882
(EUR Swap Annual 5 Year +
3.97%), 3.38%
(d)
.......... EUR 12,400 9,563,349
62,024,081
India — 0.0%
Power Finance Corp. Ltd., 4.50%
,
06/18/29
(d)
................ USD 1,500 1,374,656
Indonesia — 0.0%
Pertamina Persero PT, 3.65%
,
07/30/29
(d)
................ 4,759 4,343,111
Ireland — 0.0%
AIB Group plc
(c)(d)(o)
(EUR Swap Annual 5 Year +
5.70%), 5.25% ........... EUR 4,396 4,315,520
(EUR Swap Annual 5 Year +
6.63%), 6.25% ........... 8,015 8,013,005
12,328,525
Italy — 0.1%
(d)
A2A SpA, 4.50%
,
09/19/30 ....... 8,850 9,284,847
Poste Italiane SpA, (EURIBOR ICE
Swap Rate 5 Year + 2.68%), 2.63%
(c)
(o)
...................... 3,860 3,129,942
12,414,789

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Mexico — 0.3%
Comision Federal de Electricidad,
4.88%
,
01/15/24
(d)
........... USD 14,519 $ 14,349,309
Petroleos Mexicanos
4.88%, 01/18/24 ............ 10,000 9,790,000
6.88%, 10/16/25 ............ 5,000 4,863,438
6.88%, 08/04/26 ............ 6,000 5,703,000
6.50%, 03/13/27 ............ 4,279 3,888,541
8.75%, 06/02/29 ............ 39,283 36,761,523
5.95%, 01/28/31 ............ 5,135 3,882,060
6.70%, 02/16/32 ............ 22,219 17,414,141
5.50%, 06/27/44 ............ 5,383 3,122,140
6.75%, 09/21/47 ............ 7,332 4,669,604
Series 13-2, 7.19%, 09/12/24 ... MXN 2,306 10,925,270
115,369,026
Morocco — 0.0%
OCP SA
(d)
4.50%, 10/22/25 ............ USD 7,000 6,804,438
5.13%, 06/23/51 ............ 2,568 1,932,099
8,736,537
Netherlands — 0.0%
TenneT Holding BV, (EUR Swap Annual
5 Year + 2.72%), 2.37%
(c)(d)(o)
.... EUR 5,400 5,314,354
Oman — 0.0%
OQ SAOC, 5.13%
,
05/06/28
(b)
..... USD 1,712 1,614,416
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(b)
........ 1,712 1,400,951
Peru — 0.0%
Corp. Financiera de Desarrollo SA,
4.75%
,
07/15/25
(d)
........... 4,545 4,385,357
Total Foreign Agency Obligations — 0.9%
(Cost: $377,214,545) ............................. 346,379,153
Foreign Government Obligations
Angola — 0.0%
Republic of Angola, 8.75%
,
04/14/32
(b)
9,675 8,368,875
Bahrain — 0.0%
Kingdom of Bahrain, 5.45%
,
09/16/32
(d)
2,893 2,543,670
Canada — 0.0%
Canadian Government Bond, 4.00%
,
12/01/31 ................. CAD 15,617 14,002,525
Chile — 0.0%
Republic of Chile, 4.34%
,
03/07/42 .. USD 4,677 3,939,788
Colombia — 0.2%
Republic of Colombia
4.50%, 01/28/26 ............ 7,369 6,916,728
3.88%, 04/25/27 ............ 3,736 3,297,720
4.50%, 03/15/29 ............ 15,486 13,349,900
7.00%, 03/26/31 ............ COP 41,526,500 6,049,931
3.13%, 04/15/31 ............ USD 9,414 6,976,951
8.00%, 04/20/33 ............ 24,344 24,295,312
7.25%, 10/18/34 ............ COP 72,332,000 9,779,553
4.13%, 02/22/42 ............ USD 5,685 3,547,440
4.13%, 05/15/51 ............ 9,149 5,485,397
79,698,932
Security
Par (000)
Par (000) Value
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 01/29/26
(d)
........... USD 3,047 $ 3,070,424
5.95%, 01/25/27
(d)
........... 4,279 4,175,502
5.50%, 02/22/29
(b)
........... 2,568 2,351,806
4.50%, 01/30/30
(b)
........... 4,883 4,142,310
4.88%, 09/23/32
(b)
........... 7,882 6,516,443
20,256,485
Egypt — 0.1%
Arab Republic of Egypt
7.63%, 05/29/32
(d)
........... 10,000 7,364,375
8.50%, 01/31/47
(b)
........... 2,268 1,496,880
7.50%, 02/16/61
(b)
........... 2,568 1,566,480
7.50%, 02/16/61
(d)
........... 20,000 12,200,000
22,627,735
Germany — 0.4%
(d)
Bundesrepublik Deutschland
Bundesanleihe, 1.70%
,
08/15/32 . EUR 83,140 82,963,202
Federal Republic of Germany
0.10%, 04/15/26 ............ 56,543 60,013,215
0.50%, 08/15/27 ............ 9,910 9,707,421
4.75%, 07/04/34 ............ 7,830 10,223,770
162,907,608
Ghana — 0.0%
Republic of Ghana, 7.63%
,
05/16/29
(d)(q)
USD 6,169 2,220,840
Greece — 0.1%
Hellenic Republic
(b)(d)
0.00%, 02/12/26 ............ EUR 13,034 12,341,598
1.75%, 06/18/32 ............ 10,050 8,464,920
1.88%, 01/24/52 ............ 18,945 11,673,549
32,480,067
Guatemala — 0.0%
Republic of Guatemala
4.50%, 05/03/26
(d)
........... USD 2,452 2,349,782
5.25%, 08/10/29
(b)
........... 2,234 2,142,964
5.25%, 08/10/29
(d)
........... 2,695 2,585,179
3.70%, 10/07/33
(d)
........... 4,078 3,348,548
4.65%, 10/07/41
(b)
........... 2,352 1,882,041
12,308,514
Hungary — 0.1%
Hungary Government Bond
5.38%, 03/25/24 ............ 4,562 4,551,450
5.00%, 02/22/27
(d)
........... EUR 22,215 23,548,534
5.25%, 06/16/29
(b)
........... USD 4,536 4,312,886
32,412,870
India — 0.0%
Indian Railway Finance Corp. Ltd.,
3.25%
,
02/13/30
(d)
........... 638 547,603
Indonesia — 0.0%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(d)
........ 1,980 1,802,018
Perusahaan Penerbit SBSN Indonesia
III, 4.40%
,
06/06/27
(b)
......... 2,375 2,348,542
Republic of Indonesia, 4.10%
,
04/24/28 9,187 8,990,628
13,141,188
Ivory Coast — 0.0%
Republic of Cote d'Ivoire
(d)
6.38%, 03/03/28 ............ 7,976 7,716,780

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Ivory Coast (continued)
6.63%, 03/22/48 ............ EUR 8,543 $ 6,428,833
14,145,613
Mexico — 0.4%
United Mexican States
5.75%, 03/05/26 ............ MXN 7,500 34,783,696
7.50%, 06/03/27 ............ 7,245 35,012,760
3.75%, 01/11/28 ............ USD 4,202 3,958,284
2.66%, 05/24/31 ............ 9,093 7,347,144
4.88%, 05/19/33 ............ 1,798 1,655,958
8.50%, 11/18/38 ............ MXN 10,900 52,990,703
135,748,545
Nigeria — 0.0%
Federal Republic of Nigeria
8.38%, 03/24/29
(b)
........... USD 2,756 2,273,700
7.88%, 02/16/32
(d)
........... 1,712 1,284,000
7.63%, 11/28/47
(d)
........... 4,134 2,650,928
6,208,628
Oman — 0.1%
Oman Government Bond
(d)
4.75%, 06/15/26 ............ 16,191 15,581,814
6.75%, 10/28/27 ............ 15,668 16,185,044
6.50%, 03/08/47 ............ 4,279 3,883,193
6.75%, 01/17/48 ............ 5,135 4,779,722
7.00%, 01/25/51 ............ 2,435 2,341,861
42,771,634
Panama — 0.1%
Republic of Panama
3.88%, 03/17/28 ............ 8,340 7,869,832
3.16%, 01/23/30 ............ 11,100 9,530,738
17,400,570
Paraguay — 0.0%
Republic of Paraguay
4.95%, 04/28/31
(b)
........... 899 867,704
5.60%, 03/13/48
(d)
........... 3,625 3,152,164
5.40%, 03/30/50
(d)
........... 5,418 4,652,030
8,671,898
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 4,215 3,484,751
1.86%, 12/01/32 ............ 8,032 5,862,356
9,347,107
Philippines — 0.0%
Republic of the Philippines, 2.65%
,
12/10/45 ................. 1,702 1,140,527
Romania — 0.1%
Romania Government Bond
5.25%, 11/25/27
(b)
........... 4,519 4,323,553
2.13%, 03/07/28
(d)
........... EUR 11,222 9,980,210
2.88%, 05/26/28
(d)
........... 6,450 5,958,499
2.88%, 03/11/29
(d)
........... 4,690 4,142,780
2.50%, 02/08/30
(d)
........... 4,934 4,072,774
2.12%, 07/16/31
(d)
........... 5,570 4,096,546
32,574,362
Russia — 0.0%
Russian Federation, 6.10%
,
07/18/35
(g)
(q)
...................... RUB 1,479,489 5,416,434
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
(d)
4.50%, 04/17/30 ............ USD 5,268 5,203,137
Security
Par (000)
Par (000) Value
Saudi Arabia (continued)
2.25%, 02/02/33 ............ USD 3,911 $ 3,158,866
3.45%, 02/02/61 ............ 17,250 12,272,297
20,634,300
Senegal — 0.0%
Republic of Senegal, 6.25%
,
05/23/33
(d)
2,683 2,203,078
South Africa — 0.2%
Republic of South Africa
4.85%, 09/30/29 ............ 3,723 3,303,697
8.00%, 01/31/30 ............ ZAR 956,880 50,204,555
5.88%, 04/20/32 ............ USD 3,595 3,231,006
5.00%, 10/12/46 ............ 5,944 4,141,482
60,880,740
Spain — 0.1%
Kingdom of Spain, 3.45%
,
07/30/66
(b)(d)
EUR 42,500 40,553,463
Sri Lanka — 0.0%
Democratic Socialist Republic of Sri
Lanka
(d)(g)(q)
6.85%, 03/14/24 ............ USD 4,398 1,291,913
6.35%, 06/28/24 ............ 1,930 564,284
6.83%, 07/18/26 ............ 1,000 300,812
2,157,009
Turkey — 0.1%
Republic of Turkey, 4.88%
,
04/16/43 . 25,090 16,266,161
Ukraine — 0.0%
Ukraine Government Bond
(g)(q)
7.75%, 09/01/25
(d)
........... 2,568 575,874
8.99%, 02/01/26
(d)
........... 3,740 821,164
7.75%, 09/01/26
(d)
........... 3,663 769,917
7.38%, 09/25/34
(b)
........... 6,537 1,210,571
7.25%, 03/15/35
(b)
........... 14,529 2,708,750
6,086,276
United Kingdom — 0.1%
U.K. Treasury Bonds, 3.50%
,
01/22/45
(d)
................ GBP 33,536 37,245,795
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.75%
,
10/28/34 ................. USD 4,655 5,055,330
Total Foreign Government Obligations — 2.3%
(Cost: $996,946,987) ............................. 871,964,170
Shares
Shares
Investment Companies
BlackRock Liquid Environmentally
Aware Fund, Class Direct
(t)
..... 374,796,056 374,908,494
Health Care Select Sector SPDR
Fund
(h)
................... 200,000 27,170,000
Industrial Select Sector SPDR Fund
(h)
87,333 8,576,974
iShares 0-5 Year TIPS Bond ETF
(h)(t)
. 401,690 38,947,863
iShares 20+ Year Treasury Bond ETF
(t)
130,000 12,942,800
iShares China Large-Cap ETF
(h)(t)
... 739,550 20,929,265
iShares Core U.S. Aggregate Bond
ETF
(t)
.................... 23,200 2,250,168
iShares iBoxx $ High Yield Corporate
Bond ETF
(h)(t)
............... 750,002 55,222,647
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(h)(t)
....... 560,702 59,114,812

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
iShares J.P. Morgan USD Emerging
Markets Bond ETF
(t)
.......... 1,599,924 $ 135,337,571
iShares Latin America 40 ETF
(t)
.... 536,067 12,270,574
iShares MSCI Brazil ETF
(t)
........ 496,774 13,894,769
iShares Nasdaq Biotechnology ETF
(t)
29,333 3,851,129
KraneShares CSI China Internet ETF 420,001 12,684,030
SPDR Bloomberg High Yield Bond
ETF
(h)
................... 1,250,288 112,525,920
SPDR S&P 500 ETF Trust ........ 9,770 3,736,341
SPDR S&P Biotech ETF ......... 88,000 7,304,000
SPDR S&P Metals & Mining ETF
(h)
.. 100,000 4,981,000
VanEck Semiconductor ETF
(h)
..... 88,000 17,858,720
Vanguard Intermediate-Term Corporate
Bond ETF
(h)
............... 1,668,406 129,318,149
Vanguard Long-Term Corporate Bond
ETF
(h)
................... 771,551 58,414,126
Vanguard Short-Term Corporate Bond
ETF ..................... 1,215,000 91,355,851
Total Investment Companies — 3.2%
(Cost: $1,190,987,133) ........................... 1,203,595,203
Par (000)
Pa r (000)
Municipal Bonds
Arizona - 0.0%
Arizona Health Facilities Authority ,
Series 2007B, RB , VRDN ,
3.32%, 01/03/23
(u)
........... USD 10,240 9,420,652
California - 0.3%
Bay Area Toll Authority
Series 2010S-1, RB,
6.92%, 04/01/40 .......... 6,360 7,289,342
Series 2019F-1, RB,
2.43%, 04/01/26 .......... 6,220 5,746,618
California Pollution Control Financing
Authority , Series 2012, RB, AMT,
5.00%, 11/21/45
(b)
........... 11,555 11,499,805
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 7,255 8,952,418
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 4,056,225
City of Los Angeles Department of
Airports , Series 2018 D, RB, AMT,
5.00%, 05/15/48 ............ 9,230 9,481,881
City of Richmond , Series 2019A, RB,
4.00%, 08/01/49 ............ 4,000 3,797,025
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,568,244
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,559,390
Fresno Unified School District , Series
2016B, GO, 4.00%, 08/01/46 .... 6,310 6,107,038
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,286,480
Los Angeles Department of Water
& Power , Series 2021, RB,
5.00%, 07/01/51 ............ 16,000 17,190,503
Los Angeles Unified School
District , Series 2010RY, GO,
6.76%, 07/01/34 ............ 3,745 4,184,848
Security
Par (000)
Par (000) Value
California (continued)
San Mateo Joint Powers Financing
Authority , Series 2021 A-1, RB,
3.00%, 06/15/46 ............ USD 4,410 $ 3,323,634
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,614,549
Series 2009, GO, 7.55%, 04/01/39 4,840 6,114,473
Series 2009, GO, 7.30%, 10/01/39 3,720 4,513,970
Series 2009, GO, 7.35%, 11/01/39 2,270 2,767,377
Series 2019, GO, 3.00%, 10/01/37 7,000 6,109,171
Temecula Valley Unified School District ,
Series 2021-D, GO, 3.00%, 08/01/47 5,000 3,909,380
University of California , Series 2009R,
RB, 5.77%, 05/15/43 ......... 3,960 4,185,080
Victor Valley Community College
District , Series 2016A, GO,
4.00%, 08/01/44 ............ 5,000 4,723,699
127,981,150
Colorado - 0.1%
Board of Water Commissioners City &
County of Denver (The) , Series 2021
A, RB, 5.00%, 12/15/35 ....... 8,000 9,252,938
City & County of Denver , Series 2022 A,
GO, 5.00%, 08/01/37 ......... 10,000 11,443,811
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,145,473
Series 2022, RB, 3.00%, 08/01/39 1,340 1,184,085
Series 2022, RB, 3.00%, 08/01/40 1,380 1,197,943
Colorado Health Facilities Authority
Series 2016A, RB, 4.00%, 11/15/46 10,860 10,096,247
Series 2019A-2, RB,
5.00%, 08/01/44 .......... 13,500 13,505,321
Series 2021 A, RB, 4.00%, 11/15/50 6,530 6,028,606
Denver City & County School
District No. 1 , Series 2022 A, GO,
5.00%, 12/01/45 ............ 5,950 6,467,640
60,322,064
Connecticut - 0.0%
Connecticut State Health & Educational
Facilities Authority , Series 2015L,
RB, 5.00%, 07/01/45 ......... 6,375 6,451,398
State of Connecticut , Series 2017A,
GO, 3.31%, 01/15/26 ......... 2,265 2,175,800
8,627,198
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 7,925,840
District of Columbia - 0.0%
District of Columbia
Series 2015, RB, 5.00%, 07/15/34 3,280 3,416,493
Series 2015, RB, 5.00%, 07/15/35 3,280 3,392,252
6,808,745
Florida - 0.2%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 14,000 14,463,077
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,547,938
County of Miami-Dade
Series 2017D, RB, 3.45%, 10/01/30 2,725 2,408,777
Series 2018C, RB, 4.06%, 10/01/31 4,765 4,353,265
Series 2019E, RB, 2.53%, 10/01/30 7,590 6,261,447
County of Miami-Dade Water &
Sewer System , Series 2021, RB,
4.00%, 10/01/51 ............ 5,000 4,694,902

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Florida (continued)
Florida Department of Management
Services , Series 2021 A, COP,
3.00%, 11/01/36 ............ USD 5,005 $ 4,518,148
State of Florida Department of
Transportation Turnpike System ,
Series 2022 A, RB, 5.00%, 07/01/30 9,225 10,654,277
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,118,292
52,020,123
Georgia - 0.1%
Georgia State Road & Tollway Authority ,
Series 2021A, RB, 4.00%, 07/15/38 4,010 4,128,663
State of Georgia
Series 2022A, GO, 4.00%, 07/01/40 7,890 8,112,815
Series 2022A, GO, 4.00%, 07/01/41 7,890 8,088,172
20,329,650
Idaho - 0.0%
Idaho Health Facilities Authority , Series
2017A-ID, RB, 5.00%, 12/01/47 .. 3,180 3,253,984
Indiana - 0.1%
Indiana Finance Authority , Series
2015A, RB, 4.00%, 12/01/40 .... 18,785 18,512,823
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 8,000 5,611,013
State of Louisiana , Series 2021 A, GO,
5.00%, 03/01/38 ............ 4,000 4,417,601
10,028,614
Maryland - 0.1%
County of Anne Arundel
Series 2022, GO, 5.00%, 10/01/30 1,560 1,820,462
Series 2022, GO, 5.00%, 10/01/32 1,560 1,859,399
Series 2022, GO, 5.00%, 10/01/33 1,560 1,846,302
Series 2022, GO, 5.00%, 10/01/34 1,560 1,827,630
Series 2022, GO, 5.00%, 10/01/35 1,555 1,803,808
Series 2022, GO, 5.00%, 10/01/36 1,555 1,786,375
County of Montgomery , Series 2015MD,
RB, 4.00%, 12/01/44 ......... 35,000 32,758,405
43,702,381
Massachusetts - 0.3%
City of Springfield , Series 2022, GO,
3.25%, 03/01/47 ............ 7,795 6,475,921
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 828,585
Series 2019H, GO, 2.90%, 09/01/49 1,055 711,085
Series 2020 D, GO, 4.00%, 11/01/37 12,820 13,006,174
Series 2020C, GO, 3.00%, 03/01/49 10,000 7,483,672
Series 2021 D, GO, 5.00%, 09/01/49 7,795 8,355,764
Massachusetts Bay Transportation
Authority Assessment , Series 2022
A-2, RB, 5.00%, 07/01/52 ...... 5,000 5,471,542
Massachusetts Development Finance
Agency
Series 2015O-1, RB,
4.00%, 07/01/45 .......... 5,240 4,901,224
Series 2018J-2, RB,
5.00%, 07/01/48 .......... 6,880 6,931,246
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 860 842,767
Series 2014E, RB, AMT,
3.80%, 12/01/29 .......... 100 97,009
Security
Par (000)
Par (000) Value
Massachusetts (continued)
Series 2014E, RB, AMT,
4.05%, 12/01/34 .......... USD 105 $ 103,439
Series 2014E, RB, AMT,
4.20%, 12/01/39 .......... 110 103,732
Series 2015A, RB, AMT,
4.25%, 12/01/35 .......... 1,630 1,614,522
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 815 776,938
Series 2015A, RB, AMT,
4.50%, 12/01/48 .......... 2,575 2,337,711
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 9,644,682
Series 2019B, RB, 2.97%, 10/15/32 9,240 7,701,768
University of Massachusetts Building
Authority , Series 2022-1, RB,
5.00%, 11/01/52 ............ 4,780 5,077,302
82,465,083
Michigan - 0.1%
City of Detroit Sewage Disposal
System , Series 2006D, RB , VRDN ,
3.11%, 01/03/23
(u)
........... 5,685 5,788,515
Michigan Finance Authority
Series 2016, RB, 5.00%, 11/15/41 2,620 2,678,308
Series 2019 A, RB, 4.00%, 02/15/47 12,880 11,860,805
Michigan State Housing Development
Authority
Series 2018A, RB, 4.00%, 10/01/43 2,710 2,535,577
Series 2018A, RB, 4.05%, 10/01/48 1,250 1,126,988
Series 2018B, RB, 3.55%, 10/01/33 2,830 2,762,905
26,753,098
Minnesota - 0.0%
County of Hennepin , Series 2019 B,
GO, 5.00%, 12/15/36 ......... 10,000 11,060,846
State of Minnesota , Series 2021 A, GO,
4.00%, 09/01/38 ............ 7,785 8,008,978
19,069,824
Missouri - 0.1%
Health & Educational Facilities Authority
of the State of Missouri
Series 2015A, RB, 4.00%, 01/01/45 15,155 13,882,216
Series 2021 A, RB, 4.00%, 07/01/30 1,690 1,809,837
15,692,053
Montana - 0.0%
Montana Facility Finance Authority ,
Series 2021 A, RB, 3.00%, 06/01/50 3,000 2,041,661
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022 A, RB, 3.00%, 02/15/38 1,530 1,354,515
New Jersey - 0.0%
New Jersey Educational Facilities
Authority , Series 2021B, RB,
5.00%, 03/01/32 ............ 5,000 5,835,564
New Jersey Health Care Facilities
Financing Authority
Series 2021, RB, 3.00%, 07/01/51 4,965 3,420,528
Series 2021 A, RB, 4.00%, 07/01/51 8,560 7,788,608
New Jersey Transportation Trust
Fund Authority , Series 2010C, RB,
5.75%, 12/15/28 ............ 3,800 3,825,190
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 2,854,167
23,724,057

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
New York - 0.2%
New York City Housing Development
Corp.
Series 2018C-1, RB,
3.70%, 11/01/38 .......... USD 2,815 $ 2,525,419
Series 2018C-1-B, RB,
3.85%, 11/01/43 .......... 8,275 7,224,389
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,727,952
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 4,943,272
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ 11,870 10,742,393
New York State Dormitory Authority ,
Series 2020F, RB, 3.19%, 02/15/43 4,005 2,974,907
New York State Urban Development
Corp.
Series 2017D, RB, 3.32%, 03/15/29 3,700 3,330,265
Series 2020 E, RB, 4.00%, 03/15/38 6,360 6,276,302
Series 2021 B, RB, 2.01%, 03/15/30 7,085 5,743,744
Series 2021 B, RB, 2.50%, 03/15/33 9,725 7,590,090
New York Transportation Development
Corp.
Series 2016A, RB, AMT,
5.00%, 07/01/41 .......... 945 916,934
Series 2016A, RB, AMT,
5.00%, 07/01/46 .......... 3,480 3,367,775
Series 2016A, RB, AMT,
5.25%, 01/01/50 .......... 10,150 9,847,795
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 9,501,294
State of New York Mortgage Agency ,
Series 2014-189, RB, AMT,
3.85%, 10/01/34 ............ 310 309,778
Triborough Bridge & Tunnel
Authority , Series 2021 SUB, RB,
3.00%, 05/15/51 ............ 11,665 8,495,751
85,518,060
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,920 9,491,813
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... 4,015 4,836,665
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 6,260 6,087,155
State of Ohio , Series 2020 C, GO,
5.00%, 03/01/39 ............ 4,095 4,554,607
15,478,427
Oregon - 0.1%
Oregon Health & Science University ,
Series 2021 A, RB, 3.00%, 07/01/51 5,670 4,175,808
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 6,710 6,834,029
Series 2003B, GO, 5.68%, 06/30/28 6,520 6,679,401
Series 2005A, GO, 4.76%, 06/30/28 3,046 3,029,861
Oregon State Facilities Authority , Series
2016 A, RB, 4.00%, 06/01/41 .... 4,000 3,769,743
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 3,880 3,994,976
28,483,818
Security
Par (000)
Par (000) Value
Pennsylvania - 0.0%
Allegheny County Airport Authority ,
Series 2021 A, RB, AMT,
4.00%, 01/01/46 ............ USD 7,605 $ 6,766,700
City of Philadelphia , Series 2017B, RB,
AMT, 5.00%, 07/01/42 ........ 3,500 3,576,955
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,385,095
Pennsylvania Turnpike Commission ,
Series 2016A-1, RB,
5.00%, 12/01/41 ............ 7,835 8,084,114
South Wayne County Water and
Sewer Authority , Series 2021, RB,
4.00%, 02/15/30 ............ 885 928,984
20,741,848
Puerto Rico - 0.2%
Commonwealth of Puerto Rico
(u)
Series 2022, VRDN,
0.00%, 11/01/43 .......... 8,946 3,915,746
Series 2022, VRDN,
0.00%, 11/01/51 .......... 141,202 46,323,125
Puerto Rico Electric Power Authority
(g)(q)
Series 2003NN, RB,
5.50%, 12/30/49 .......... 2,060 1,522,954
Series 2007-TT, RB,
5.00%, 07/01/18 .......... 1,915 1,415,756
Series 2008WW, RB,
5.38%, 07/01/24 .......... 1,530 1,131,126
Series 2008WW, RB,
5.25%, 07/01/33 .......... 2,930 2,166,144
Series 2008WW, RB,
5.50%, 07/01/38 .......... 6,160 4,554,077
Series 2010 AAA, RB,
5.25%, 07/01/26 .......... 940 694,940
Series 2010AAA, RB,
5.25%, 07/01/23 .......... 1,710 1,264,200
Series 2010ZZ, RB, 5.00%, 07/01/18 1,225 905,641
Series 2010ZZ, RB, 5.25%, 07/01/23 500 369,649
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 850,193
Series 2010-ZZ, RB,
5.25%, 07/01/18 .......... 6,255 4,624,311
Series 2012A, RB, 5.00%, 07/01/42 6,800 5,027,228
Series 2012A, RB, 5.05%, 07/01/42 1,030 761,477
Series 2013A, RB, 7.00%, 07/01/43 7,405 5,664,825
Series 2020CCC, RB,
5.25%, 07/01/28 .......... 1,635 1,208,753
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 1,814,157
84,214,302
South Carolina - 0.0%
City of Charleston Waterworks &
Sewer System , Series 2022, RB,
5.00%, 01/01/52 ............ 7,985 8,599,385
Lexington County Health Services
District, Inc. , Series 2016, RB,
5.00%, 11/01/41 ............ 2,995 3,022,073
11,621,458
South Dakota - 0.0%
South Dakota Health & Educational
Facilities Authority , Series 2021-A,
RB, 4.00%, 11/01/34 ......... 6,960 6,879,285
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 765 765,725

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Tennessee (continued)
Series 2018-3, RB, 3.95%, 01/01/49 USD 615 $ 590,385
1,356,110
Texas - 0.1%
City of San Antonio Electric & Gas
Systems , Series 2021 A, RB,
5.00%, 02/01/46 ............ 13,000 13,925,173
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,757,011
Rockwall Independent School District ,
Series 2022A, GO, 5.00%, 02/15/52 4,000 4,277,741
Tarrant County Cultural Education
Facilities Finance Corp. , Series 2016
A, RB, 4.00%, 02/15/47 ....... 9,000 8,233,012
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,595,168
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,509,022
Texas Private Activity Bond Surface
Transportation Corp. , Series 2019,
RB, AMT, 5.00%, 06/30/58 ..... 5,105 4,795,449
Texas Water Development Board ,
Series 2020, RB, 5.00%, 08/01/32 5,000 5,773,084
University of Houston , Series 2020 A,
RB, 3.00%, 02/15/44 ......... 5,530 4,440,698
53,306,358
Utah - 0.1%
City of Salt Lake City
Series 2021 A, RB, AMT,
5.00%, 07/01/37 .......... 7,785 8,225,604
Series 2021 A, RB, AMT,
5.00%, 07/01/46 .......... 12,445 12,474,057
20,699,661
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 10,940 9,945,756
Virginia College Building Authority ,
Series 2020B, RB, 1.97%, 02/01/32 3,370 2,572,186
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,786,650
15,304,592
Washington - 0.2%
Central Puget Sound Regional Transit
Authority , Series 2021 S 1, RB,
5.00%, 11/01/33 ............ 4,985 5,865,183
Grant County Public Utility District
No. 2 , Series 2015M, RB,
4.58%, 01/01/40 ............ 2,550 2,293,376
State of Washington
Series 2022 A, GO, 5.00%, 08/01/39 10,000 11,053,067
Series R-2022A, GO,
4.00%, 02/01/36 .......... 4,000 4,128,596
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 26,000 24,441,936
47,782,158
Wisconsin - 0.3%
State of Wisconsin
Series 2021 B, GO, 5.00%, 05/01/32 5,000 5,666,964
Series 2021 B, GO, 5.00%, 05/01/33 9,925 11,211,542
University of Wisconsin Hospitals
& Clinics , Series 2021 B, RB,
4.00%, 04/01/51 ............ 13,795 12,281,741
Security
Par (000)
Par (000) Value
Wisconsin (continued)
Wisconsin Health & Educational
Facilities Authority
Series 2016 A, RB, 5.00%, 11/15/35 USD 6,895 $ 7,199,251
Series 2016 A, RB, 5.00%, 11/15/39 6,925 7,085,183
Series 2017 A, RB, 4.00%, 04/01/39 5,000 4,818,156
Series 2019, RB, 4.00%, 12/15/49 5,000 4,394,623
52,657,460
Total Municipal Bonds — 2.6%
(Cost: $1,090,717,743) ........................... 993,568,865
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 3.3%
Cayman Islands — 0.1%
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%,
08/24/49 ............... 3,645 3,524,711
Series 2016-6A, Class C, 4.00%,
08/24/40 ............... 17,980 15,895,507
19,420,218
Netherlands — 0.0%
(c)
Domi BV, Series 2021-1, Class A,
(EURIBOR 3 Month + 0.63%),
2.68%, 06/15/53
(d)
........... EUR 2,286 2,396,370
Dutch Property Finance BV
Series 2021-1, Class B, (EURIBOR
3 Month + 1.10%), 2.68%,
07/28/58
(d)
.............. 740 746,157
Series 2021-2, Class A, (EURIBOR
3 Month + 0.70%), 2.28%,
04/28/59
(d)
.............. 2,630 2,767,747
Series 2021-2, Class B, (EURIBOR
3 Month + 0.80%), 2.38%,
04/28/59
(d)
.............. 820 819,728
Series 2021-2, Class C, (EURIBOR
3 Month + 1.05%), 2.63%,
04/28/59
(d)
.............. 504 495,539
Jubilee Place, Series 3, Class C,
(EURIBOR 3 Month + 1.60%),
1.60%, 01/17/59
(d)
........... 202 199,161
Paragon Mortgages No. 25 plc
Series 25, Class B, (Sterling
Overnight Index Average +
1.07%), 4.51%, 05/15/50
(d)
... GBP 3,805 4,577,938
Series 25, Class C, (Sterling
Overnight Index Average +
1.42%), 4.86%, 05/15/50
(d)
... 2,985 3,582,985
15,585,625
United Kingdom — 0.3%
(c)
Atlas Funding plc
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.70%), 5.14%, 07/25/58
(d)
... 125 147,902
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.25%), 5.69%, 07/25/58
(d)
... 110 129,384
Series 2022-1, Class B, (Sterling
Overnight Index Average +
1.80%), 5.24%, 02/25/60
(d)
... 2,955 3,450,451
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 5.13%, 08/27/58
(d)
..... 520 593,107

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 4.21%, 06/17/58
(d)
... GBP 1,831 $ 2,156,230
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.20%), 4.63%, 06/17/58
(d)
... 382 442,973
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.60%), 5.03%, 06/17/58
(d)
... 102 116,718
Series 6, Class C, (Sterling
Overnight Index Average +
1.45%), 4.90%, 01/17/59
(d)
... 317 343,927
Series 6, Class D, (Sterling
Overnight Index Average +
1.85%), 5.30%, 01/17/59
(d)
... 178 191,985
CMF plc
Series 2020-1, Class B, (Sterling
Overnight Index Average +
1.00%), 4.43%, 01/16/57
(d)
... 220 262,179
Series 2020-1, Class C, (Sterling
Overnight Index Average +
1.25%), 4.68%, 01/16/57
(d)
... 100 118,950
Finsbury Square
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
+ 0.65%), 4.08%, 12/16/67
(d)
.. 2,537 2,983,578
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
+ 1.00%), 4.43%, 12/16/67
(d)
.. 1,470 1,679,719
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
+ 1.25%), 4.68%, 12/16/67
(d)
.. 1,045 1,174,505
Finsbury Square plc
Series 2019-3, Class C, (Sterling
Overnight Index Average +
2.00%), 5.43%, 12/16/69
(d)
... 790 950,939
Series 2020-1X, Class C, (Sterling
Overnight Index Average +
1.35%), 4.78%, 03/16/70
(d)
... 210 250,805
Series 2020-2X, Class B, (Sterling
Overnight Index Average +
2.00%), 5.43%, 06/16/70
(d)
... 9,640 11,623,080
Series 2021-2X, Class A, (Sterling
Overnight Index Average +
0.80%), 4.23%, 12/16/71
(d)
... 4,587 5,398,961
Series 2021-2X, Class B, (Sterling
Overnight Index Average +
1.25%), 4.68%, 12/16/71
(d)
... 1,339 1,525,398
Series 2021-2X, Class C, (Sterling
Overnight Index Average +
1.40%), 4.83%, 12/16/71
(d)
... 371 415,033
Series 2021-2X, Class D, (Sterling
Overnight Index Average +
1.70%), 5.13%, 12/16/71
(d)
... 200 217,351
Gemgarto plc, Series 2021-1X, Class
C, (Sterling Overnight Index Average
+ 1.30%), 4.73%, 12/16/67
(d)
.... 218 251,391
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average + 0.42%),
3.85%, 06/18/39
(d)
........... 6,150 6,931,973
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average +
1.15%), 4.58%, 09/28/55
(d)
... 741 823,970
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2017-1RX, Class D, (Sterling
Overnight Index Average +
1.50%), 4.93%, 09/28/55
(d)
... GBP 441 $ 478,874
Hops Hill No. 1 plc
Series 1, Class C, (Sterling
Overnight Index Average +
1.85%), 5.28%, 05/27/54
(d)
... 200 234,796
Series 1, Class D, (Sterling
Overnight Index Average +
2.35%), 5.78%, 05/27/54
(d)
... 100 116,561
Hops Hill No. 2 plc
Series 2, Class B, (Sterling
Overnight Index Average +
2.25%), 5.68%, 11/27/54
(d)
... 4,073 4,812,799
Series 2, Class C, (Sterling
Overnight Index Average +
2.85%), 6.28%, 11/27/54
(d)
... 1,077 1,266,805
Lanebrook Mortgage Transaction plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 5.68%, 06/12/57
(d)
... 370 436,486
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.65%), 4.10%, 07/20/58
(d)
... 2,025 2,385,989
Series 2021-1, Class B, (Sterling
Overnight Index Average +
0.95%), 4.40%, 07/20/58
(d)
... 266 303,191
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.25%), 4.70%, 07/20/58
(d)
... 158 176,900
Series 2021-1, Class D, (Sterling
Overnight Index Average +
1.65%), 5.10%, 07/20/58
(d)
... 103 113,493
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average +
0.75%), 4.19%, 05/15/51
(d)
... 1,746 2,056,880
Series 2021-FL2, Class A, (Sterling
Overnight Index Average +
0.80%), 4.24%, 05/15/52
(d)
... 1,112 1,305,546
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.70%), 4.13%, 06/23/53
(d)
... 2,073 2,434,977
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.10%), 4.53%, 06/23/53
(d)
... 334 382,778
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.45%), 4.88%, 06/23/53
(d)
... 110 124,006
Newgate Funding plc, Series 2006-1,
Class BB, (EURIBOR 3 Month +
0.28%), 2.26%, 12/01/50
(d)
..... EUR 1,076 1,013,685
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (EURIBOR 3 Month
+ 0.48%), 2.24%, 11/15/38
(d)
.... 648 638,649
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average +
0.80%), 4.23%, 12/22/53
(d)
... GBP 3,281 3,853,196
Series 2021-1, Class B, (Sterling
Overnight Index Average +
1.25%), 4.68%, 12/22/53
(d)
... 1,728 2,002,441

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.50%), 4.93%, 10/23/59
(d)
... GBP 421 $ 473,168
Series 2022-1, Class D, (Sterling
Overnight Index Average +
2.00%), 5.43%, 10/23/59
(d)
... 307 335,445
Series 2022-1, Class E, (Sterling
Overnight Index Average +
3.40%), 6.83%, 10/23/59
(d)
... 538 600,052
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average +
1.45%), 4.88%, 10/16/56
(d)
... 115 135,632
Series 2020-1B, Class C, (Sterling
Overnight Index Average +
1.70%), 5.13%, 10/16/56
(d)
... 100 115,979
Series 2020-1B, Class D, (Sterling
Overnight Index Average +
1.95%), 5.38%, 10/16/56
(d)
... 100 115,181
Residential Mortgage Securities 32
plc, Series 32X, Class C, (Sterling
Overnight Index Average + 2.20%),
5.63%, 06/20/70
(d)
........... 1,025 1,217,249
RMAC No. 2 plc, Series 2018-2, Class
C, (Sterling Overnight Index Average
+ 1.97%), 5.40%, 06/12/46
(d)
.... 420 504,427
RMAC Securities No. 1 plc
Series 2006-NS1X, Class M1C,
(EURIBOR 3 Month + 0.25%),
2.24%, 06/12/44
(d)
......... EUR 121 118,617
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
+ 0.27%), 3.70%, 06/12/44
(d)
.. GBP 313 359,228
Series 2007-NS1X, Class M1C,
(EURIBOR 3 Month + 0.27%),
2.26%, 06/12/44
(d)
......... EUR 2,063 1,998,535
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average +
1.75%), 5.18%, 06/12/45
(d)
... GBP 534 612,771
Series 2, Class D, (Sterling
Overnight Index Average +
2.20%), 5.63%, 06/12/45
(d)
... 329 373,610
Series 2, Class E, (Sterling
Overnight Index Average +
3.30%), 6.73%, 06/12/45
(d)
... 450 515,481
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average +
0.70%), 4.15%, 07/12/63
(d)
... 1,080 1,276,235
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average +
0.95%), 4.40%, 07/12/63
(d)
... 157 179,377
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average +
1.25%), 4.70%, 07/12/63
(d)
... 107 121,427
Tower Bridge Funding plc
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.45%), 5.88%, 09/20/63
(d)
... 150 180,352
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.45%), 6.88%, 09/20/63
(d)
... 119 143,678
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.85%), 5.30%, 07/21/64
(d)
... GBP 365 $ 431,373
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.15%), 5.60%, 07/21/64
(d)
... 253 295,031
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 4.22%, 11/20/63
(d)
... 1,225 1,454,948
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 4.54%, 11/20/63
(d)
... 253 292,932
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 4.94%, 11/20/63
(d)
... 140 160,386
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 5.24%, 11/20/63
(d)
... 170 191,900
Series 2022-1X, Class C, (Sterling
Overnight Index Average +
1.25%), 4.68%, 12/20/63
(d)
... 264 296,955
Twin Bridges plc
Series 2018-1, Class D, (Sterling
Overnight Index Average +
2.17%), 5.60%, 09/12/50
(d)
... 843 1,008,125
Series 2020-1, Class B, (Sterling
Overnight Index Average +
2.00%), 5.43%, 12/12/54
(d)
... 2,752 3,304,593
Series 2020-1, Class C, (Sterling
Overnight Index Average +
2.25%), 5.68%, 12/12/54
(d)
... 390 463,213
Series 2020-1, Class D, (Sterling
Overnight Index Average +
3.00%), 6.43%, 12/12/54
(d)
... 225 266,214
Series 2021-1, Class C, (Sterling
Overnight Index Average +
1.60%), 5.03%, 03/12/55
(d)
... 436 491,118
Series 2021-1, Class D, (Sterling
Overnight Index Average +
2.10%), 5.53%, 03/12/55
(d)
... 804 888,452
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.66%), 4.09%, 09/12/55
(d)
... 3,246 3,799,976
Series 2021-2, Class B, (Sterling
Overnight Index Average +
0.90%), 4.33%, 09/12/55
(d)
... 819 927,490
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.15%), 4.58%, 09/12/55
(d)
... 435 484,453
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.50%), 4.93%, 09/12/55
(d)
... 187 203,607
Series 2022-1, Class C, (Sterling
Overnight Index Average +
1.30%), 4.73%, 12/01/55
(d)
... 830 912,974
Series 2022-1, Class D, (Sterling
Overnight Index Average +
1.70%), 5.13%, 12/01/55
(d)
... 365 392,554
Series 2022-2, Class B, (Sterling
Overnight Index Average +
2.00%), 5.43%, 06/12/55
(d)
... 5,709 6,731,550
98,692,849

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States — 2.9%
Agate Bay Mortgage Trust
(b)(c)
Series 2015-1, Class B5, 3.67%,
01/25/45 ............... USD 1,323 $ 846,400
Series 2015-3, Class B5, 3.54%,
04/25/45 ............... 1,521 978,404
Series 2015-4, Class B5, 3.52%,
06/25/45 ............... 1,061 638,582
Ajax Mortgage Loan Trust
(b)
Series 2022-A, Class A1, 3.50%,
10/25/61
(e)
.............. 51,523 47,525,464
Series 2022-A, Class A2, 3.00%,
10/25/61
(c)
.............. 2,705 2,215,775
Series 2022-A, Class A3, 3.00%,
10/25/61
(c)
.............. 1,443 1,157,096
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 7,138,608
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,377 6,925,723
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,230,067
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,279,882
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 322,957
Series 2022-B, Class A1, 3.50%,
03/27/62
(a)(e)
............. 66,531 61,667,411
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)(c)
............. 2,124 1,728,605
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)(c)
............. 1,821 1,469,236
Series 2022-B, Class B, 3.00%,
03/27/62
(a)
.............. 10,116 7,182,210
Series 2022-B, Class C, 3.00%,
03/27/62
(a)
.............. 5,874 6,108,943
Series 2022-B, Class M1, 3.00%,
03/27/62
(a)
.............. 1,365 1,080,382
Series 2022-B, Class M2, 3.00%,
03/27/62
(a)
.............. 6,777 4,865,341
Alternative Loan Trust
Series 2005-22T1, Class A1, (LIBOR
USD 1 Month + 0.35%), 4.74%,
06/25/35
(c)
.............. 7,725 6,558,758
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,661 1,932,832
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 647 320,626
Series 2006-23CB, Class 2A5,
(LIBOR USD 1 Month + 0.40%),
4.79%, 08/25/36
(c)
......... 7,538 1,656,532
Series 2006-34, Class A3, (LIBOR
USD 1 Month + 0.70%), 5.09%,
11/25/46
(c)
.............. 4,722 1,465,413
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,406 1,346,908
Series 2006-J7, Class 2A1, (LIBOR
USD 1 Month + 1.50%), 5.62%,
11/20/46
(c)
.............. 3,865 2,764,628
Series 2006-OA11, Class A4,
(LIBOR USD 1 Month + 0.38%),
4.77%, 09/25/46
(c)
......... 2,765 2,362,390
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 1.73%), 3.78%, 11/25/46
(c)
.. 10,168 7,738,868
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-OA16, Class A4C,
(LIBOR USD 1 Month + 0.68%),
5.07%, 10/25/46
(c)
......... USD 10,588 $ 7,708,364
Series 2006-OA21, Class A1,
(LIBOR USD 1 Month + 0.19%),
4.54%, 03/20/47
(c)
......... 3,309 2,610,491
Series 2006-OC7, Class 2A3,
(LIBOR USD 1 Month + 0.50%),
4.89%, 07/25/46
(c)
......... 5,483 4,734,457
Series 2006-OC10, Class 2A3,
(LIBOR USD 1 Month + 0.46%),
4.85%, 11/25/36
(c)
......... 4,217 3,550,738
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 21,042 10,484,602
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 716 357,139
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,924 2,015,611
Series 2007-OA3, Class 1A1,
(LIBOR USD 1 Month + 0.28%),
4.67%, 04/25/47
(c)
......... 3,011 2,605,763
Series 2007-OA3, Class 2A2,
(LIBOR USD 1 Month + 0.36%),
4.75%, 04/25/47
(c)
......... 15 859
Series 2007-OA8, Class 2A1,
(LIBOR USD 1 Month + 0.36%),
4.75%, 06/25/47
(c)
......... 569 413,276
Series 2007-OH2, Class A2A,
(LIBOR USD 1 Month + 0.48%),
4.87%, 08/25/47
(c)
......... 723 576,839
American Home Mortgage Assets
Trust
(c)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.94%), 2.99%, 10/25/46 ... 2,663 1,841,752
Series 2006-4, Class 1A12, (LIBOR
USD 1 Month + 0.21%), 4.60%,
10/25/46 ............... 5,488 2,936,320
Series 2006-5, Class A1, (Federal
Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.92%), 2.97%, 11/25/46 ... —
(f)
—
Angel Oak Mortgage Trust, Series
2019-5, Class B1, 3.96%, 10/25/49
(b)
(c)
...................... 715 577,246
APS Resecuritization Trust
(b)(c)
Series 2016-1, Class 1MZ, 3.02%,
07/31/57 ............... 20,587 8,105,228
Series 2016-3, Class 3A, (LIBOR
USD 1 Month + 2.85%), 7.24%,
09/27/46 ............... 3,664 3,656,246
Banc of America Funding Trust
(b)(c)
Series 2014-R2, Class 1C, 0.00%,
11/26/36 ............... 9,474 2,415,556
Series 2016-R2, Class 1A1, 4.70%,
05/01/33 ............... 3,144 3,027,528
Barclays Mortgage Loan Trust, Series
2022-NQM1, Class A1, 4.55%,
07/25/52
(b)(e)
............... 13,972 13,384,222
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(e)
.............. 54,947 51,400,293
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(e)
.............. 6,222 5,749,307

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-NPL1, Class C, 0.00%,
11/25/51
(a)
.............. USD 14,006 $ 12,694,243
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(e)
.............. 32,346 29,957,622
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(a)(e)
............. 4,958 4,363,392
Series 2022-RPL1, Class C, 0.00%,
02/25/28
(a)
.............. 8,925 4,551,901
Series 2022-RPL1, Class SA,
0.00%, 02/25/28
(a)
......... 417 181,582
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 4.84%,
09/25/37
(b)(c)
............... 6,951 6,318,053
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (LIBOR USD 1 Month +
0.15%), 3.89%, 05/28/36
(b)(c)
.... 3,920 3,700,510
Bear Stearns ALT-A Trust
(c)
Series 2006-6, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 4.71%,
11/25/36 ............... 2,120 1,678,120
Series 2007-1, Class 1A1, (LIBOR
USD 1 Month + 0.32%), 4.71%,
01/25/47 ............... 1,908 1,496,933
Bear Stearns Asset-Backed Securities
I Trust
(e)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ............... 2,292 1,489,944
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ............... 3,429 2,212,118
Bear Stearns Mortgage Funding Trust
(c)
Series 2006-SL1, Class A1, (LIBOR
USD 1 Month + 0.28%), 4.67%,
08/25/36 ............... 1,103 1,066,032
Series 2007-AR2, Class A1, (LIBOR
USD 1 Month + 0.17%), 4.56%,
03/25/37 ............... 102 92,358
Series 2007-AR3, Class 1A1,
(LIBOR USD 1 Month + 0.14%),
4.53%, 03/25/37 .......... 1,605 1,337,495
Series 2007-AR4, Class 2A1,
(LIBOR USD 1 Month + 0.21%),
4.60%, 06/25/37 .......... 1,081 970,546
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 50,428 22,575,463
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 3.44%,
11/25/35
(c)
.............. 1,086 848,059
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.96%), 3.01%, 04/25/46
(c)
.. 26,610 8,379,977
Series 2006-OA5, Class 3A1,
(LIBOR USD 1 Month + 0.40%),
4.79%, 04/25/46
(c)
......... 1,164 1,062,564
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 13,126 5,598,968
CHNGE Mortgage Trust
(b)
Series 2022-1, Class A1, 3.01%,
01/25/67
(c)
.............. 5,055 4,480,989
Series 2022-4, Class A1, 6.00%,
10/25/57
(e)
.............. 2,018 1,992,745
CIM Trust, Series 2019-J2, Class B4,
3.77%, 10/25/49
(b)(c)
.......... 1,612 1,142,134
Security
Par (000)
Par (000) Value
United States (continued)
Citicorp Mortgage Securities Trust
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... USD 3,165 $ 2,604,255
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 4,194 3,194,673
Citigroup Mortgage Loan Trust
(b)
Series 2014-C, Class B2, 4.25%,
02/25/54 ............... 582 524,832
Series 2022-A, Class A1, 6.17%,
09/25/62
(e)
.............. 13,052 12,756,265
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 897 762,472
COLT Mortgage Loan Trust, Series
2020-2, Class M1, 5.25%, 03/25/65
(b)
(c)
...................... 2,734 2,376,010
Credit Suisse Mortgage Capital
Certificates
(b)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,076 8,325,192
Series 2021-JR1, Class A1, 2.46%,
09/27/66
(c)
.............. 47,955 45,605,265
Series 2021-JR1, Class A2, 3.50%,
09/27/66
(c)
.............. 2,245 1,977,945
Series 2021-JR1, Class B2, 32.56%,
09/27/66 ............... 3,878 3,376,622
Series 2021-JR1, Class PT2, 8.94%,
07/26/60
(a)(c)
............. 3,214 1,157,214
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (LIBOR USD 1 Month +
1.35%), 5.74%, 11/25/35
(c)
...... 3,162 777,454
CSMC Trust
(b)(c)
Series 2014-4R, Class 16A3,
(LIBOR USD 1 Month + 0.20%),
3.10%, 02/27/36 .......... 2,200 1,998,685
Series 2014-9R, Class 9A1, (LIBOR
USD 1 Month + 0.12%), 3.71%,
08/27/36 ............... 2,640 1,962,855
Series 2014-11R, Class 16A1,
3.74%, 09/27/47 .......... 99 98,370
Series 2014-SAF1, Class B5, 3.83%,
03/25/44 ............... 2,835 2,046,865
Series 2015-4R, Class 1A4, (LIBOR
USD 1 Month + 0.15%), 3.74%,
10/27/36 ............... 5,314 3,717,768
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class A2A, (LIBOR USD 1 Month +
0.34%), 4.73%, 08/25/47
(c)
..... 2,244 1,902,430
Deutsche Alt-B Securities Mortgage
Loan Trust
(c)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 939 766,720
Series 2006-AB3, Class A8, (LIBOR
USD 1 Month + 0.00%), 6.36%,
07/25/36 ............... 597 487,567
Federal Home Loan Mortgage Corp.
STACR REMIC Trust Variable Rate
Notes
(b)(c)
Series 2021-DNA1, Class B1,
(SOFR 30 Day Average +
2.65%), 6.58%, 01/25/51 .... 10,847 9,753,207
Series 2021-DNA5, Class B2,
(SOFR 30 Day Average +
5.50%), 9.43%, 01/25/34 .... 5,204 4,047,912

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Variable Rate Notes, Series
2021-DNA2, Class B1, (SOFR 30
Day Average + 3.40%), 7.33%,
08/25/33
(b)(c)
............... USD 8,160 $ 7,536,798
GCAT Trust
(b)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(c)
......... 4,430 3,670,675
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(e)
......... 14,274 13,945,836
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT +
2.00%), 4.05%, 03/25/36
(c)
..... 1,337 1,264,857
GS Mortgage-Backed Securities Corp.
Trust
(b)(c)
Series 2019-PJ2, Class B4, 4.34%,
11/25/49 ............... 2,589 2,287,783
Series 2020-PJ2, Class B4, 3.57%,
07/25/50 ............... 1,893 1,430,373
GSMPS Mortgage Loan Trust
(b)(c)
Series 2005-RP1, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
4.74%, 01/25/35 .......... 2,947 2,642,643
Series 2005-RP2, Class 1AF,
(LIBOR USD 1 Month + 0.35%),
4.74%, 03/25/35 .......... 3,367 3,162,979
Series 2006-RP1, Class 1AF1,
(LIBOR USD 1 Month + 0.35%),
4.74%, 01/25/36 .......... 2,814 2,324,561
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 4.22%,
01/25/35
(c)
.............. 397 368,967
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 164 199,342
Series 2007-OA2, Class 2A1,
2.50%, 06/25/47
(c)
......... 1,577 981,047
HarborView Mortgage Loan Trust
(c)
Series 2006-12, Class 1A1A,
(LIBOR USD 1 Month + 0.21%),
4.75%, 12/19/36 .......... 11,241 9,212,971
Series 2007-4, Class 2A2, (LIBOR
USD 1 Month + 0.50%), 4.59%,
07/19/47 ............... 1,172 1,022,186
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(b)(c)
............... 6,360 5,615,519
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(b)(e)
............... 13,854 13,448,110
Impac Secured Assets Trust, Series
2006-3, Class A1, (LIBOR USD 1
Month + 0.34%), 4.73%, 11/25/36
(c)
1,914 1,626,548
IndyMac INDX Mortgage Loan Trust
(c)
Series 2006-AR15, Class A1,
(LIBOR USD 1 Month + 0.24%),
4.63%, 07/25/36 .......... 645 570,235
Series 2007-AR19, Class 3A1,
3.37%, 09/25/37 .......... 5,208 3,368,604
Series 2007-FLX5, Class 2A2,
(LIBOR USD 1 Month + 0.24%),
4.63%, 08/25/37 .......... 1,598 1,361,425
Security
Par (000)
Par (000) Value
United States (continued)
JP Morgan Mortgage Trust
(b)(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... USD 108,096 $ 2,719,492
Series 2021-INV5, Class A5A,
2.50%, 12/25/51 .......... 19,721 15,065,382
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 11,763 312,410
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 211,731 1,980,234
Series 2021-INV5, Class B4, 3.19%,
12/25/51 ............... 2,605 1,652,444
Series 2021-INV5, Class B5, 3.19%,
12/25/51 ............... 912 536,918
Series 2021-INV5, Class B6, 3.08%,
12/25/51 ............... 3,116 1,103,958
Series 2021-INV7, Class A5A,
2.50%, 02/25/52 .......... 9,187 7,018,179
Series 2021-INV7, Class B1, 3.27%,
02/25/52 ............... 7,684 6,189,111
Series 2021-INV7, Class B2, 3.27%,
02/25/52 ............... 1,803 1,404,522
Series 2021-INV7, Class B3, 3.27%,
02/25/52 ............... 2,509 1,886,558
Series 2021-INV7, Class B4, 3.27%,
02/25/52 ............... 1,333 845,061
Series 2021-INV7, Class B5, 3.27%,
02/25/52 ............... 549 322,141
Series 2021-INV7, Class B6, 3.21%,
02/25/52 ............... 1,804 615,574
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 3.85%,
05/25/37
(c)
................ 882 730,833
JPMorgan Madison Avenue Securities
Trust, Series 2014-CH1, Class M2,
(LIBOR USD 1 Month + 4.25%),
8.64%, 11/25/24
(b)(c)
.......... 1,176 1,133,309
JPMorgan Mortgage Trust
(c)
Series 2007-A1, Class 4A1, 3.94%,
07/25/35 ............... 10 10,193
Series 2021-4, Class B2, 2.88%,
08/25/51
(b)
.............. 7,144 5,345,088
Series 2021-4, Class B3, 2.90%,
08/25/51
(b)
.............. 6,748 4,987,591
Legacy Mortgage Asset Trust
(b)(e)
Series 2020-GS5, Class A1, 3.25%,
06/25/60 ............... 5,172 5,088,000
Series 2020-SL1, Class A, 2.73%,
01/25/60 ............... 1,829 1,785,150
Series 2021-GS2, Class A1, 1.75%,
04/25/61 ............... 35,795 32,354,763
Lehman XS Trust, Series 2007-16N,
Class AF2, (LIBOR USD 1 Month +
1.90%), 6.29%, 09/25/47
(c)
..... 3,263 3,791,384
Loan Revolving Advance Investment
Trust, Series 2021-2, Class A1X,
(LIBOR USD 1 Month + 2.75%),
7.04%, 06/30/23
(b)(c)
.......... 3,283 3,249,670
MASTR Resecuritization Trust, Series
2008-3, Class A1, 3.78%, 08/25/37
(b)
(c)
...................... 1,430 908,549
MCM Trust
(a)
Series 2021-VFN1,  3.00%,
08/25/28
(b)
.............. 38,368 37,552,875
Series 2021-VFN1,  3.00%, 08/28/28 20,938 13,896,133

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class
A2, (LIBOR USD 1 Month + 0.42%),
4.81%, 04/25/37
(c)
........... USD 3,213 $ 2,653,067
MFA Trust
(b)
Series 2020-NQM1, Class A3,
2.30%, 08/25/49
(c)
......... 293 269,426
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(c)
......... 6,050 4,358,846
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(e)
......... 12,009 11,779,089
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (LIBOR
USD 1 Month + 0.16%), 3.91%,
12/26/46
(b)(c)
............... 1,306 1,158,244
Morgan Stanley Residential Mortgage
Loan Trust, Series 2014-1A, Class
B3, 5.03%, 06/25/44
(b)(c)
....... 777 690,082
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85,
(LIBOR USD 1 Month + 0.34%),
4.46%, 04/16/36
(b)(c)
.......... 7,418 6,914,816
NACC Reperforming Loan REMIC
Trust
(b)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 3,424 2,875,777
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 786 679,920
New Residential Mortgage Loan Trust
(b)
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 2,237 2,113,707
Series 2020-RPL1, Class B3, 3.88%,
11/25/59 ............... 10,258 7,460,421
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(b)(c)
............. 768 731,699
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(e)
.............. 629 584,595
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(e)
.............. 1,574 346,673
Series 2007-2, Class A4, (LIBOR
USD 1 Month + 0.42%), 4.81%,
06/25/37
(c)
.............. 760 674,998
NYMT Loan Trust, Series 2020-SP2,
Class A1, 2.94%, 10/25/60
(b)(c)
... 20,309 19,599,487
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(b)(e)
....... 9,414 9,234,893
PRKCM Trust
(b)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 3,574 2,961,049
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,999 1,871,845
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 14,559 14,276,283
PRPM LLC, Series 2021-4, Class A1,
1.87%, 04/25/26
(b)(e)
.......... 6,438 5,764,824
RALI Trust, Series 2007-QH9, Class
A1, 3.48%, 11/25/37
(c)
......... 600 485,408
RCKT Mortgage Trust, Series 2020-1,
Class B4, 3.47%, 02/25/50
(b)(c)
... 1,673 1,320,160
RCO VI Mortgage LLC, Series 2022-1,
Class A1, 3.00%, 01/25/27
(b)(e)
... 29,709 27,872,615
Security
Par (000)
Par (000) Value
United States (continued)
Ready Capital Mortgage Financing
LLC, Series 2022-FL10, Class A, (1
Month CME Term SOFR + 2.55%),
6.87%, 10/25/39
(b)(c)
.......... USD 21,487 $ 21,373,869
Reperforming Loan REMIC Trust
(b)(c)
Series 2005-R2, Class 1AF1,
(LIBOR USD 1 Month + 0.34%),
4.73%, 06/25/35 .......... 1,234 1,161,144
Series 2005-R3, Class AF, (LIBOR
USD 1 Month + 0.40%), 4.79%,
09/25/35 ............... 1,850 1,614,597
Residential Mortgage Loan Trust,
Series 2019-3, Class B2, 5.66%,
09/25/59
(b)(c)
............... 5,100 4,196,062
RFMSI Trust, Series 2006-SA2, Class
2A1, 4.85%, 08/25/36
(c)
........ 8,231 5,740,596
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(b)(c)
.............. 3,992 2,733,620
Seasoned Credit Risk Transfer Trust,
Series 2018-1, Class BX, 2.73%,
05/25/57
(c)
................ 1,396 512,088
Seasoned Loans Structured
Transaction Trust, Series 2020-2,
Class M1, 4.75%, 09/25/60
(b)(c)
... 24,922 23,563,937
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 3.19%, 07/20/37
(c)
.. 1,663 1,328,494
SG Residential Mortgage Trust, Series
2022-2, Class A1, 5.35%, 08/25/62
(b)
(e)
...................... 2,975 2,922,531
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 2.28%,
04/25/37
(c)
................ 477 286,349
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(b)(c)
............... 4,942 3,650,720
Structured Adjustable Rate Mortgage
Loan Trust
(c)
Series 2005-11, Class 1A1, 3.84%,
05/25/35 ............... 693 538,935
Series 2006-3, Class 4A, 3.33%,
04/25/36 ............... 1,466 896,527
Structured Asset Mortgage Investments
II Trust
(c)
Series 2006-AR2, Class A1, (LIBOR
USD 1 Month + 0.46%), 4.85%,
02/25/36 ............... 1,023 882,608
Series 2006-AR4, Class 3A1,
(LIBOR USD 1 Month + 0.38%),
4.77%, 06/25/36 .......... 4,230 3,465,402
Series 2006-AR5, Class 2A1,
(LIBOR USD 1 Month + 0.42%),
4.81%, 05/25/46 .......... 1,016 644,075
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2006-
RF4, Class 2A1, 6.00%, 10/25/36
(b)
2,303 1,301,268
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (LIBOR
USD 1 Month + 0.09%), 2.71%,
06/25/46
(c)
................ 2,867 1,932,805
TVC DSCR,   2.38%, 02/01/51
(a)(b)
... 51,326 49,442,682
TVC Holding,   2.38%, 02/01/51
(a)
... 12,832 12,540,313
TVC Mortgage Trust, Series 2020-
RTL1, Class A1, 3.47%, 09/25/24
(b)
1,136 1,132,156

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Verus Securitization Trust
(b)(c)
Series 2019-4, Class B1, 3.86%,
11/25/59 ............... USD 1,400 $ 1,089,131
Series 2019-INV2, Class M1, 3.50%,
07/25/59 ............... 1,415 1,229,784
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,046,055
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 1,774,928
Visio Trust
(b)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,276,002
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,633,901
Vista Point Securitization Trust, Series
2020-2, Class B1, 4.90%, 04/25/65
(b)
(c)
...................... 1,160 956,442
WaMu Mortgage Pass-Through
Certificates Trust
(c)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.99%), 3.04%, 06/25/46 ... 280 249,840
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.75%), 2.80%, 06/25/47 ... 7,395 5,689,394
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.80%), 2.85%, 06/25/47 ... 2,231 1,700,556
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (LIBOR
USD 1 Month + 0.55%), 4.94%,
11/25/35
(c)
.............. 709 485,830
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 288 211,466
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 2,137 1,691,623
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,790 2,549,249
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(e)
.............. 3,246 2,796,461
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(e)
.............. 863 743,428
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
+ 0.72%), 2.77%, 12/25/46
(c)
.. 5,526 4,373,928
Western Mortgage Reference Notes
(b)(c)
Series 2021-CL2, Class M1, (SOFR
30 Day Average + 3.15%),
7.08%, 07/25/59 .......... 17,683 17,555,004
Series 2021-CL2, Class M2, (SOFR
30 Day Average + 3.70%),
7.63%, 07/25/59 .......... 17,788 17,660,111
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.98%, 11/20/44
(b)
(c)
...................... 1,651 1,448,253
1,106,299,273
1,239,997,965
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 4.0%
Bermuda — 0.1%
(b)(c)
PFP Ltd., Series 2022-9, Class A, (1
Month CME Term SOFR + 2.27%),
6.60%, 08/19/35 ............ USD 15,120 $ 14,751,438
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1 Month CME Term SOFR
+ 2.25%), 6.57%, 01/19/37 ..... 29,963 29,236,357
43,987,795
Cayman Islands — 0.0%
MF1 Multifamily Housing Mortgage
Loan Trust, Series 2021-W10, Class
G, (1 Month CME Term SOFR +
4.22%), 8.56%, 12/15/34
(b)(c)
.... 1,999 1,806,142
Ireland — 0.1%
(c)
Agora Securities DAC, Series 2021-
1X, Class A, (Sterling Overnight
Index Average + 1.20%), 4.65%,
07/22/31
(d)
................ GBP 1,160 1,339,630
Atom Mortgage Securities DAC
Series 1X, Class D, (Sterling
Overnight Index Average +
1.90%), 5.35%, 07/22/31
(d)
... 1,906 2,009,609
Series 1X, Class E, (Sterling
Overnight Index Average +
2.80%), 6.25%, 07/22/31
(d)
... 2,158 2,266,567
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average + 1.35%), 4.79%,
11/20/33
(d)
................ 1,855 2,175,489
Haus European Loan Conduit No. 39
DAC
Series 39X, Class A1, (EURIBOR
3 Month + 0.65%), 2.26%,
07/28/51
(d)
.............. EUR 2,508 2,570,632
Series 39X, Class B, (EURIBOR
3 Month + 1.10%), 2.71%,
07/28/51
(d)
.............. 1,039 1,011,016
Series 39X, Class C, (EURIBOR
3 Month + 1.40%), 3.00%,
07/28/51
(d)
.............. 841 816,533
Series 39X, Class D, (EURIBOR
3 Month + 2.00%), 3.61%,
07/28/51
(d)
.............. 3,428 3,305,714
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (EURIBOR
3 Month + 0.75%), 2.54%,
08/17/33
(d)
.............. 1,870 1,913,737
Series 1X, Class B, (EURIBOR
3 Month + 1.05%), 2.85%,
08/17/33
(d)
.............. 1,141 1,137,773
Series 1X, Class C, (EURIBOR
3 Month + 1.40%), 3.20%,
08/17/33
(d)
.............. 1,350 1,274,119
Series 1X, Class D, (EURIBOR
3 Month + 1.90%), 3.70%,
08/17/33
(d)
.............. 1,045 974,588
Last Mile Securities PE DAC
Series 2021-1X, Class B, (EURIBOR
3 Month + 1.20%), 2.99%,
08/17/31
(d)
.............. 939 918,896
Series 2021-1X, Class C, (EURIBOR
3 Month + 1.60%), 3.40%,
08/17/31
(d)
.............. 1,061 1,016,227

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Ireland (continued)
Pearl Finance DAC
Series 2020-1, Class A2, (EURIBOR
3 Month + 1.90%), 3.70%,
11/17/32
(d)
.............. EUR 1,128 $ 1,145,911
Series 2020-1, Class B, (EURIBOR
3 Month + 2.50%), 4.30%,
11/17/32
(d)
.............. 1,355 1,374,025
River Green Finance 2020 DAC
Series 2020-1, Class B, (EURIBOR
3 Month + 1.05%), 2.51%,
01/22/32
(d)
.............. 545 546,633
Series 2020-1, Class C, (EURIBOR
3 Month + 1.40%), 2.86%,
01/22/32
(d)
.............. 326 325,932
Scorpio European Loan Conduit No. 34
DAC, Series 34A, Class C, (Sterling
Overnight Index Average + 2.22%),
5.66%, 05/17/29
(b)
........... GBP 2,670 3,123,595
Taurus FR DAC
Series 2019-1FR, Class B,
(EURIBOR 3 Month + 1.45%),
1.72%, 02/02/31
(d)
......... EUR 358 370,298
Series 2019-1FR, Class C,
(EURIBOR 3 Month + 1.95%),
2.22%, 02/02/31
(d)
......... 380 391,154
Taurus UK DAC
Series 2019-UK2, Class B, (Sterling
Overnight Index Average +
1.92%), 5.36%, 11/17/29
(d)
... GBP 3,361 3,889,200
Series 2019-UK2, Class C, (Sterling
Overnight Index Average +
2.22%), 5.66%, 11/17/29
(d)
... 2,078 2,386,303
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
+ 1.30%), 4.74%, 05/17/31
(d)
.. 880 997,249
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
+ 1.65%), 5.09%, 05/17/31
(d)
.. 536 598,148
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
+ 2.60%), 6.04%, 05/17/31
(d)
.. 547 606,797
Series 2021-UK4X, Class A,
(Sterling Overnight Index Average
+ 0.95%), 4.39%, 08/17/31
(d)
.. 2,090 2,402,347
Series 2021-UK4X, Class B,
(Sterling Overnight Index Average
+ 1.50%), 4.94%, 08/17/31
(d)
.. 1,500 1,707,199
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
+ 2.10%), 5.54%, 08/17/31
(d)
.. 2,332 2,492,953
45,088,274
Italy — 0.1%
(d)
Cassia SRL
(c)
Series 2022-1X, Class A, (EURIBOR
3 Month + 2.50%), 2.89%,
05/22/34
(d)
.............. EUR 12,859 12,838,640
Series 2022-1X, Class B, (EURIBOR
3 Month + 3.50%), 3.89%,
05/22/34
(d)
.............. 6,145 6,077,037
18,915,677
Security
Par (000)
Par (000) Value
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C2,
Class AMFX, 4.88%, 04/15/37 ... USD 22 $ 21,355
United Kingdom — 0.1%
(c)
Canary Wharf Finance II plc
Series II, Class C2, (Sterling
Overnight Index Average +
1.49%), 4.94%, 10/22/37
(d)
... GBP 2,100 2,076,116
Series II, Class D2, (Sterling
Overnight Index Average +
2.22%), 5.66%, 10/22/37
(d)
... 14,689 13,983,017
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
+ 2.15%), 5.59%, 11/17/30
(d)
.... 535 609,351
16,668,484
United States — 3.6%
1211 Avenue of the Americas Trust
(b)(c)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 964,125
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,235 1,037,757
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 1,939,771
245 Park Avenue Trust
(b)(c)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 843,677
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 4,091,347
280 Park Avenue Mortgage Trust
(b)(c)
Series 2017-280P, Class D, (LIBOR
USD 1 Month + 1.54%), 5.77%,
09/15/34 ............... 3,660 3,356,834
Series 2017-280P, Class E, (LIBOR
USD 1 Month + 2.12%), 6.36%,
09/15/34
(a)
.............. 14,125 12,631,712
Alen Mortgage Trust, Series 2021-
ACEN, Class D, (LIBOR USD 1
Month + 3.10%), 7.42%, 04/15/34
(a)(b)
(c)
...................... 4,827 3,773,749
Arbor Multifamily Mortgage Securities
Trust
(b)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... 1,165 643,297
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 3,605 2,920,620
AREIT LLC, Series 2022-CRE7, Class
A, (1 Month CME Term SOFR +
2.24%), 6.57%, 06/17/39
(b)(c)
.... 11,460 11,269,497
Ashford Hospitality Trust, Series
2018-ASHF, Class D, (LIBOR USD 1
Month + 2.10%), 6.42%, 04/15/35
(b)(c)
3,816 3,509,017
Atrium Hotel Portfolio Trust, Series
2017-ATRM, Class D, (LIBOR
USD 1 Month + 1.95%), 6.52%,
12/15/36
(b)(c)
............... 12,415 11,321,853
BAMLL Commercial Mortgage
Securities Trust
(b)(c)
Series 2015-200P, Class F, 3.60%,
04/14/33 ............... 5,531 4,494,775
Series 2017-SCH, Class AF, (LIBOR
USD 1 Month + 1.00%), 5.32%,
11/15/33 ............... 250 235,486

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-SCH, Class BF, (LIBOR
USD 1 Month + 1.40%), 5.72%,
11/15/33 ............... USD 6,440 $ 5,770,205
Series 2017-SCH, Class CL, (LIBOR
USD 1 Month + 1.50%), 5.82%,
11/15/32 ............... 2,560 2,281,141
Series 2017-SCH, Class DL, (LIBOR
USD 1 Month + 2.00%), 6.32%,
11/15/32 ............... 5,070 4,302,187
Series 2018-DSNY, Class C, (LIBOR
USD 1 Month + 1.35%), 5.67%,
09/15/34 ............... 590 564,725
Series 2018-DSNY, Class D, (LIBOR
USD 1 Month + 1.70%), 6.02%,
09/15/34 ............... 4,862 4,593,745
Bayview Commercial Asset Trust
(b)(c)
Series 2005-3A, Class A1, (LIBOR
USD 1 Month + 0.48%), 4.87%,
11/25/35 ............... 3,375 3,072,586
Series 2005-4A, Class A1, (LIBOR
USD 1 Month + 0.45%), 4.84%,
01/25/36 ............... 5,904 5,373,932
Series 2005-4A, Class A2, (LIBOR
USD 1 Month + 0.59%), 4.97%,
01/25/36 ............... 143 130,360
Series 2005-4A, Class M1, (LIBOR
USD 1 Month + 0.68%), 5.06%,
01/25/36 ............... 382 345,753
Series 2006-1A, Class A2, (LIBOR
USD 1 Month + 0.54%), 4.93%,
04/25/36 ............... 535 481,367
Series 2006-2A, Class A2, (LIBOR
USD 1 Month + 0.42%), 4.81%,
07/25/36 ............... 990 905,929
Series 2006-3A, Class A1, (LIBOR
USD 1 Month + 0.38%), 4.76%,
10/25/36 ............... 749 697,961
Series 2006-3A, Class A2, (LIBOR
USD 1 Month + 0.45%), 4.84%,
10/25/36 ............... 812 758,475
Series 2006-4A, Class A1, (LIBOR
USD 1 Month + 0.35%), 4.73%,
12/25/36 ............... 2,254 2,084,643
Series 2007-1, Class A2, (LIBOR
USD 1 Month + 0.41%), 4.79%,
03/25/37 ............... 1,666 1,509,429
Series 2007-2A, Class A1, (LIBOR
USD 1 Month + 0.27%), 4.66%,
07/25/37 ............... 2,143 1,893,618
Series 2007-6A, Class A4A, (LIBOR
USD 1 Month + 1.50%), 5.89%,
12/25/37 ............... 10,135 8,866,287
Series 2008-2, Class A4A, (LIBOR
USD 1 Month + 2.50%), 6.89%,
04/25/38 ............... 2,726 2,657,020
BBCMS Mortgage Trust
Series 2018-CHRS, Class E, 4.27%,
08/05/38
(b)(c)
............. 2,640 1,698,579
Series 2018-TALL, Class A, (LIBOR
USD 1 Month + 0.72%), 5.04%,
03/15/37
(b)(c)
............. 2,453 2,265,882
Series 2022-C17, Class A5, 4.44%,
09/15/55 ............... 1,900 1,804,978
Series 2022-C18, Class A5, 5.71%,
12/15/55
(c)
.............. 5,590 5,848,785
Security
Par (000)
Par (000) Value
United States (continued)
BB-UBS Trust, Series 2012-SHOW,
Class E, 4.03%, 11/05/36
(b)(c)
.... USD 2,313 $ 2,026,293
BDS LLC, Series 2022-FL12, Class
A, (1 Month CME Term SOFR +
2.14%), 6.46%, 08/19/38
(b)(c)
.... 6,880 6,735,561
Beast Mortgage Trust
(b)(c)
Series 2021-SSCP, Class A, (LIBOR
USD 1 Month + 0.75%), 5.07%,
04/15/36 ............... 3,697 3,541,604
Series 2021-SSCP, Class B, (LIBOR
USD 1 Month + 1.10%), 5.42%,
04/15/36 ............... 6,829 6,385,906
Series 2021-SSCP, Class C, (LIBOR
USD 1 Month + 1.35%), 5.67%,
04/15/36 ............... 8,403 7,763,388
Series 2021-SSCP, Class D, (LIBOR
USD 1 Month + 1.60%), 5.92%,
04/15/36 ............... 7,896 7,207,688
Series 2021-SSCP, Class E, (LIBOR
USD 1 Month + 2.10%), 6.42%,
04/15/36 ............... 6,692 6,068,521
Series 2021-SSCP, Class F, (LIBOR
USD 1 Month + 2.90%), 7.22%,
04/15/36 ............... 6,430 5,898,132
Series 2021-SSCP, Class G, (LIBOR
USD 1 Month + 3.80%), 8.12%,
04/15/36 ............... 7,248 6,647,479
Series 2021-SSCP, Class H, (LIBOR
USD 1 Month + 4.90%), 9.22%,
04/15/36 ............... 5,096 4,682,177
Benchmark Mortgage Trust, Series
2020-B16, Class A5, 2.73%,
02/15/53 ................. 2,627 2,257,488
BFLD Trust, Series 2020-EYP, Class
E, (LIBOR USD 1 Month + 3.70%),
8.02%, 10/15/35
(b)(c)
.......... 6,517 5,305,275
BHMS, Series 2018-ATLS, Class A,
(LIBOR USD 1 Month + 1.25%),
5.57%, 07/15/35
(b)(c)
.......... 15,173 14,567,142
BOCA Commercial Mortgage Trust,
Series 2022-BOCA, Class A, (1
Month CME Term SOFR + 1.77%),
6.11%, 05/15/39
(b)(c)
.......... 5,533 5,421,815
BPR Trust
(b)(c)
Series 2021-TY, Class E, (LIBOR
USD 1 Month + 3.60%), 7.92%,
09/15/38 ............... 5,768 5,212,928
Series 2022-SSP, Class A, (1 Month
CME Term SOFR + 3.00%),
7.34%, 05/15/39 .......... 2,870 2,837,673
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 4,630 4,411,299
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,376,222
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 561,491
Series 2013-1515, Class F, 3.93%,
03/10/33
(a)(c)
............. 601 484,953
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class A, (1 Month
CME Term SOFR + 1.03%),
5.37%, 10/15/36
(c)
......... 4,863 4,802,901
Series 2019-XL, Class G, (1 Month
CME Term SOFR + 2.41%),
6.75%, 10/15/36
(c)
......... 38,734 37,075,784

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-XL, Class J, (1 Month
CME Term SOFR + 2.76%),
7.10%, 10/15/36
(c)
......... USD 42,465 $ 40,365,509
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(c)
.............. 10,747 8,649,328
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 1,284 1,037,793
Series 2020-VKNG, Class F, (1
Month CME Term SOFR +
2.86%), 7.20%, 10/15/37
(c)
... 5,369 4,983,538
Series 2021-21M, Class E, (LIBOR
USD 1 Month + 2.17%), 6.49%,
10/15/36
(c)
.............. 4,856 4,451,088
Series 2021-CIP, Class A, (LIBOR
USD 1 Month + 0.92%), 5.24%,
12/15/38
(c)
.............. 1,254 1,209,973
Series 2021-MC, Class E, (LIBOR
USD 1 Month + 2.10%), 6.42%,
04/15/34
(c)
.............. 3,107 2,865,340
Series 2021-NWM, Class A, (LIBOR
USD 1 Month + 0.91%), 5.23%,
02/15/33
(a)(c)
............. 25,114 23,607,021
Series 2021-NWM, Class B, (LIBOR
USD 1 Month + 2.15%), 6.47%,
02/15/33
(a)(c)
............. 15,394 14,470,391
Series 2021-NWM, Class C, (LIBOR
USD 1 Month + 4.25%), 8.57%,
02/15/33
(a)(c)
............. 10,302 9,683,602
Series 2021-SOAR, Class A, (LIBOR
USD 1 Month + 0.67%), 4.99%,
06/15/38
(c)
.............. 1,865 1,796,192
Series 2021-SOAR, Class G,
(LIBOR USD 1 Month + 2.80%),
7.12%, 06/15/38
(c)
......... 20,836 19,234,282
Series 2021-VINO, Class F, (LIBOR
USD 1 Month + 2.80%), 7.12%,
05/15/38
(c)
.............. 10,521 9,759,646
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(c)
.............. 5,618 4,482,514
Series 2022-CSMO, Class C, (1
Month CME Term SOFR +
3.89%), 8.22%, 06/15/27
(c)
... 4,000 3,954,910
Series 2022-LP2, Class F, (1 Month
CME Term SOFR + 3.26%),
7.59%, 02/15/39
(c)
......... 4,562 4,182,239
BX Trust
(b)(c)
Series 2019-OC11, Class E, 3.94%,
12/09/41 ............... 12,731 9,849,106
Series 2021-ARIA, Class D, (LIBOR
USD 1 Month + 1.90%), 6.21%,
10/15/36 ............... 4,111 3,801,714
Series 2021-ARIA, Class G, (LIBOR
USD 1 Month + 3.14%), 7.46%,
10/15/36 ............... 12,989 11,604,860
Series 2021-LBA, Class AJV,
(LIBOR USD 1 Month + 0.80%),
5.12%, 02/15/36 .......... 15,198 14,445,599
Series 2021-LBA, Class AV, (LIBOR
USD 1 Month + 0.80%), 5.12%,
02/15/36 ............... 5,208 4,949,663
Series 2021-LBA, Class FJV,
(LIBOR USD 1 Month + 2.40%),
6.72%, 02/15/36 .......... 11,223 9,974,888
Series 2021-LBA, Class FV, (LIBOR
USD 1 Month + 2.40%), 6.72%,
02/15/36 ............... 9,000 7,999,108
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-LBA, Class GJV,
(LIBOR USD 1 Month + 3.00%),
7.32%, 02/15/36 .......... USD 7,678 $ 6,655,647
Series 2021-LBA, Class GV, (LIBOR
USD 1 Month + 3.00%), 7.32%,
02/15/36 ............... 11,655 10,242,986
Series 2021-MFM1, Class E, (LIBOR
USD 1 Month + 2.25%), 6.57%,
01/15/34 ............... 2,880 2,677,606
Series 2021-MFM1, Class F, (LIBOR
USD 1 Month + 3.00%), 7.32%,
01/15/34 ............... 4,460 4,102,393
Series 2021-SDMF, Class A, (LIBOR
USD 1 Month + 0.59%), 4.91%,
09/15/34 ............... 2,057 1,969,931
Series 2021-VIEW, Class E, (LIBOR
USD 1 Month + 3.60%), 7.92%,
06/15/36 ............... 10,095 9,159,923
Series 2022-GPA, Class A, (1 Month
CME Term SOFR + 2.17%),
6.50%, 10/15/39 .......... 45,050 44,767,883
Series 2022-GPA, Class D, (1 Month
CME Term SOFR + 4.06%),
8.40%, 10/15/39 .......... 4,450 4,394,589
Series 2022-IND, Class E, (1 Month
CME Term SOFR + 3.99%),
8.31%, 04/15/37 .......... 15,972 15,005,778
Series 2022-LBA6, Class A, (1
Month CME Term SOFR +
1.00%), 5.34%, 01/15/39 .... 4,819 4,655,967
Series 2022-LBA6, Class D, (1
Month CME Term SOFR +
2.00%), 6.34%, 01/15/39 .... 5,950 5,502,733
Series 2022-VAMF, Class A, (1
Month CME Term SOFR +
0.85%), 5.19%, 01/15/39 .... 3,580 3,418,514
BXP Trust
(b)(c)
Series 2017-CC, Class D, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37 ............... 1,930 1,511,494
Series 2017-CC, Class E, (LIBOR
USD 1 Month + 0.00%), 3.55%,
08/13/37
(a)
.............. 3,820 2,878,691
Series 2017-GM, Class D, 3.42%,
06/13/39
(a)
.............. 1,520 1,271,480
Series 2017-GM, Class E, 3.42%,
06/13/39
(a)
.............. 3,300 2,757,810
Series 2021-601L, Class D, 2.78%,
01/15/44
(a)
.............. 3,999 2,509,373
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (LIBOR
USD 1 Month + 2.15%), 6.47%,
12/15/37
(b)(c)
............... 14,638 14,012,985
CFCRE Commercial Mortgage Trust
Series 2016-C4, Class C, 4.84%,
05/10/58
(c)
.............. 6,142 5,484,066
Series 2018-TAN, Class A, 4.24%,
02/15/33
(b)
.............. 3,210 3,180,890
Series 2018-TAN, Class B, 4.69%,
02/15/33
(b)
.............. 3,870 3,809,988
Series 2018-TAN, Class C, 5.29%,
02/15/33
(b)
.............. 3,020 2,907,945
Series 2018-TAN, Class E, 6.45%,
02/15/33
(b)(c)
............. 1,180 1,130,287

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
CFK Trust
(b)(c)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... USD 6,897 $ 5,817,605
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 4,940,469
CHC Commercial Mortgage Trust,
Series 2019-CHC, Class B, (LIBOR
USD 1 Month + 1.50%), 5.82%,
06/15/34
(b)(c)
............... 13,443 12,790,096
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class C, 5.09%,
03/11/47
(c)
.............. 1,156 1,116,394
Series 2016-C1, Class D, 4.94%,
05/10/49
(b)(c)
............. 1,180 974,383
Series 2016-GC37, Class C, 4.91%,
04/10/49
(c)
.............. 2,110 1,898,400
Series 2019-PRM, Class D, 4.35%,
05/10/36
(b)
.............. 1,890 1,869,840
Series 2019-PRM, Class E, 4.73%,
05/10/36
(b)(c)
............. 11,599 11,519,814
Series 2019-PRM, Class F, 4.73%,
05/10/36
(b)(c)
............. 5,775 5,712,889
Series 2019-SMRT, Class D, 4.74%,
01/10/36
(b)(c)
............. 17,385 16,781,857
Series 2019-SMRT, Class E, 4.74%,
01/10/36
(b)(c)
............. 1,081 1,029,242
Series 2020-420K, Class E, 3.31%,
11/10/42
(b)(c)
............. 2,660 1,872,148
Cold Storage Trust
(b)(c)
Series 2020-ICE5, Class E, (LIBOR
USD 1 Month + 2.77%), 7.08%,
11/15/37 ............... 15,600 14,953,827
Series 2020-ICE5, Class F, (LIBOR
USD 1 Month + 3.49%), 7.81%,
11/15/37 ............... 7,334 6,988,457
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(b)(c)
............. 750 664,964
Series 2013-GAM, Class A2, 3.37%,
02/10/28
(b)
.............. 671 666,980
Series 2013-GAM, Class E, 3.42%,
02/10/28
(a)(b)(c)
............ 1,964 1,837,448
Series 2014-CR15, Class C, 4.67%,
02/10/47
(c)
.............. 154 147,717
Series 2014-CR21, Class A3, 3.53%,
12/10/47 ............... 2,186 2,103,982
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,910,152
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)(c)
............. 1,840 1,396,161
Credit Suisse Mortgage Capital
Certificates
(b)(c)
Series 2015-RPL1,  (SOFR +
0.03%), 3.95%, 02/15/24 .... 23,200 22,683,771
Series 2019-ICE4, Class C, (LIBOR
USD 1 Month + 1.43%), 5.75%,
05/15/36 ............... 2,800 2,743,898
Series 2019-ICE4, Class E, (LIBOR
USD 1 Month + 2.15%), 6.47%,
05/15/36 ............... 14,101 13,638,381
Series 2019-ICE4, Class F, (LIBOR
USD 1 Month + 2.65%), 6.97%,
05/15/36 ............... 14,894 14,232,686
Series 2020-NET, Class D, 3.70%,
08/15/37 ............... 560 493,884
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-980M, Class E, 3.54%,
07/15/31 ............... USD 3,955 $ 2,861,383
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.74%,
08/15/51
(c)
................ 1,586 1,317,874
CSMC Trust
(b)
Series 2017-PFHP, Class A, (LIBOR
USD 1 Month + 0.95%), 5.27%,
12/15/30
(c)
.............. 2,310 2,216,061
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,863,685
Series 2020-FACT, Class E, (LIBOR
USD 1 Month + 4.86%), 9.18%,
10/15/37
(a)(c)
............. 7,360 6,378,912
Series 2021-BHAR, Class E, (LIBOR
USD 1 Month + 3.50%), 7.82%,
11/15/38
(c)
.............. 2,315 2,170,663
Series 2022-NWPT, Class A, (1
Month CME Term SOFR +
3.14%), 7.48%, 09/09/24
(c)
... 12,521 12,279,336
DBGS Mortgage Trust
(b)(c)
Series 2018-BIOD, Class D, (LIBOR
USD 1 Month + 1.30%), 5.62%,
05/15/35 ............... 137 131,893
Series 2019-1735, Class F, 4.19%,
04/10/37 ............... 1,060 644,304
DBUBS Mortgage Trust
(b)
Series 2017-BRBK, Class A, 3.45%,
10/10/34 ............... 3,281 3,084,224
Series 2017-BRBK, Class D, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(c)
.............. 3,760 3,357,592
Series 2017-BRBK, Class E, (LIBOR
USD 1 Month + 0.00%), 3.53%,
10/10/34
(a)(c)
............. 8,126 6,809,760
Series 2017-BRBK, Class F, 3.53%,
10/10/34
(a)(c)
............. 2,070 1,741,417
ELP Commercial Mortgage Trust
(b)(c)
Series 2021-ELP, Class G, (LIBOR
USD 1 Month + 3.12%), 7.43%,
11/15/38 ............... 11,896 10,840,513
Series 2021-ELP, Class J, (LIBOR
USD 1 Month + 3.61%), 7.93%,
11/15/38 ............... 2,243 2,043,633
Extended Stay America Trust
(b)(c)
Series 2021-ESH, Class D, (LIBOR
USD 1 Month + 2.25%), 6.57%,
07/15/38 ............... 12,428 11,897,920
Series 2021-ESH, Class E, (LIBOR
USD 1 Month + 2.85%), 7.17%,
07/15/38 ............... 14,643 13,945,014
Series 2021-ESH, Class F, (LIBOR
USD 1 Month + 3.70%), 8.02%,
07/15/38 ............... 11,846 11,107,061
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(b)(c)
Series 2017-KGX1, Class BFX,
3.59%, 10/25/27 .......... 2,746 2,434,707
Series 2018-K80, Class B, 4.23%,
08/25/50 ............... 2,888 2,644,619
GCT Commercial Mortgage Trust,
Series 2021-GCT, Class D, (LIBOR
USD 1 Month + 2.35%), 6.67%,
02/15/38
(b)(c)
............... 770 584,564
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(b)(c)
........ 2,546 1,616,451

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class A, 5.37%,
05/03/32 ............... USD 7,340 $ 7,065,553
Series 2017-375H, Class A, 3.48%,
09/10/37
(c)
.............. 1,460 1,291,535
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%,
05/10/34 ............... 6,110 5,682,300
Series 2021-DM, Class A, (LIBOR
USD 1 Month + 0.89%), 5.20%,
11/15/36
(c)
.............. 8,770 8,472,373
Series 2021-DM, Class F, (LIBOR
USD 1 Month + 3.44%), 7.75%,
11/15/36
(c)
.............. 1,030 943,551
Series 2021-ROSS, Class A, (LIBOR
USD 1 Month + 1.15%), 5.47%,
05/15/26
(c)
.............. 2,320 2,168,542
Series 2022-AGSS, Class A, (1
Month CME Term SOFR +
2.69%), 7.03%, 11/15/27
(c)
... 19,780 19,826,149
Series 2022-ECI, Class A, (1 Month
CME Term SOFR + 2.19%),
6.53%, 08/15/39
(c)
......... 11,620 11,487,259
Series 2022-ECI, Class D, (1 Month
CME Term SOFR + 4.19%),
8.53%, 08/15/39
(c)
......... 4,711 4,625,089
Series 2022-SHIP, Class A, (1 Month
CME Term SOFR + 0.73%),
5.07%, 08/15/36
(c)
......... 14,287 14,087,018
GS Mortgage Securities Trust
(c)
Series 2012-GCJ9, Class C, 4.45%,
11/10/45
(b)
.............. 681 677,883
Series 2014-GC20, Class B, 4.53%,
04/10/47 ............... 370 349,307
Series 2015-590M, Class E, 3.81%,
10/10/35
(b)
.............. 2,540 2,047,634
Series 2015-GC32, Class C, 4.41%,
07/10/48 ............... 1,786 1,596,087
Series 2019-GSA1, Class C, 3.81%,
11/10/52 ............... 1,130 864,057
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(b)(c)
............... 1,181 1,044,062
HIT Trust, Series 2022-HI32, Class
A, (1 Month CME Term SOFR +
2.39%), 6.73%, 07/15/24
(b)(c)
.... 2,690 2,647,517
HONO Mortgage Trust
(b)(c)
Series 2021-LULU, Class E, (LIBOR
USD 1 Month + 3.35%), 7.67%,
10/15/36 ............... 4,693 4,246,930
Series 2021-LULU, Class F, (LIBOR
USD 1 Month + 4.40%), 8.72%,
10/15/36 ............... 3,031 2,732,098
Hudson Yards Mortgage Trust, Series
2019-55HY, Class F, 2.94%,
12/10/41
(b)(c)
............... 6,164 4,143,390
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1
Month CME Term SOFR + 2.25%),
6.58%, 10/15/39
(b)(c)
.......... 22,092 22,085,103
IMT Trust
(b)
Series 2017-APTS, Class AFX,
3.48%, 06/15/34 .......... 4,090 3,899,075
Series 2017-APTS, Class DFX,
3.50%, 06/15/34
(c)
......... 1,350 1,257,590
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-APTS, Class EFX,
3.50%, 06/15/34
(c)
......... USD 2,090 $ 1,917,996
Independence Plaza Trust
(b)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... 1,220 1,138,994
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 2,655 2,450,785
INTOWN Mortgage Trust, Series 2022-
STAY, Class A, (1 Month CME Term
SOFR + 2.49%), 6.82%, 08/15/39
(b)(c)
12,733 12,649,275
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.12%, 12/15/48
(b)(c)
... 4,979 4,218,618
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP7, Class B, 4.05%,
09/15/50 ............... 840 722,006
Series 2019-COR5, Class A3,
3.12%, 06/13/52 .......... 2,890 2,563,191
JPMorgan Chase Commercial
Mortgage Securities Corp., Series
2022-CGSS, Class A, (1 Month
CME Term SOFR + 2.47%), 6.77%,
12/15/36
(b)(c)
............... 9,910 9,891,039
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2015-JP1, Class C, 4.73%,
01/15/49
(c)
.............. 1,650 1,473,995
Series 2018-AON, Class A, 4.13%,
07/05/31
(b)
.............. 4,834 4,528,101
Series 2018-PHH, Class A, (LIBOR
USD 1 Month + 1.21%), 5.53%,
06/15/35
(b)(c)
............. 3,566 3,252,597
Series 2019-MFP, Class E, (LIBOR
USD 1 Month + 2.16%), 6.48%,
07/15/36
(b)(c)
............. 5,580 5,212,931
Series 2020-609M, Class D, (LIBOR
USD 1 Month + 2.77%), 7.09%,
10/15/33
(b)(c)
............. 2,500 2,127,863
Series 2021-MHC, Class A, (LIBOR
USD 1 Month + 0.80%), 5.12%,
04/15/38
(b)(c)
............. 991 965,059
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.45%), 6.77%,
04/15/38
(b)(c)
............. 11,570 10,960,139
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.95%), 7.27%,
04/15/38
(b)(c)
............. 5,050 4,745,814
Series 2022-NLP, Class F, (1 Month
CME Term SOFR + 3.54%),
7.88%, 04/15/37
(b)(c)
........ 12,698 10,235,258
Series 2022-NXSS, Class A, (1
Month CME Term SOFR +
2.18%), 6.51%, 08/15/39
(b)(c)
.. 19,396 19,347,204
Series 2022-OPO, Class D, 3.45%,
01/05/39
(b)(c)
............. 7,412 5,327,906
KNDL Mortgage Trust, Series 2019-
KNSQ, Class E, (LIBOR USD 1
Month + 1.80%), 6.12%, 05/15/36
(b)(c)
8,666 8,430,756
Lehman Brothers Small Balance
Commercial Mortgage Trust
(b)(c)
Series 2006-2A, Class M3, (LIBOR
USD 1 Month + 0.45%), 4.84%,
09/25/36 ............... 2,617 2,473,787

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-1A, Class 1A, (LIBOR
USD 1 Month + 0.25%), 4.64%,
03/25/37 ............... USD 471 $ 469,224
Series 2007-3A, Class M2, (LIBOR
USD 1 Month + 2.00%), 6.39%,
10/25/37 ............... 5,850 4,612,281
Life Mortgage Trust, Series 2021-BMR,
Class F, (LIBOR USD 1 Month +
2.35%), 6.67%, 03/15/38
(b)(c)
.... 7,616 7,186,045
LSTAR Commercial Mortgage Trust,
Series 2015-3, Class AS, 3.14%,
04/20/48
(b)(c)
............... 533 509,143
LUXE Trust
(b)(c)
Series 2021-TRIP, Class A, (LIBOR
USD 1 Month + 1.05%), 5.37%,
10/15/38 ............... 536 512,578
Series 2021-TRIP, Class E, (LIBOR
USD 1 Month + 2.75%), 7.07%,
10/15/38 ............... 1,216 1,112,952
MAD Mortgage Trust
(b)(c)
Series 2017-330M, Class D, 3.98%,
08/15/34 ............... 2,925 2,616,724
Series 2017-330M, Class E, 4.03%,
08/15/34 ............... 4,493 3,946,251
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(b)(c)
............... 2,088 1,658,988
Med Trust, Series 2021-MDLN, Class
G, (LIBOR USD 1 Month + 5.25%),
9.57%, 11/15/38
(b)(c)
.......... 62,104 56,752,337
MFT Trust, Series 2020-ABC, Class C,
3.48%, 02/10/42
(b)(c)
.......... 3,925 2,815,583
MHC Commercial Mortgage Trust
(b)(c)
Series 2021-MHC, Class E, (LIBOR
USD 1 Month + 2.10%), 6.42%,
04/15/38 ............... 24,749 23,422,793
Series 2021-MHC, Class F, (LIBOR
USD 1 Month + 2.60%), 6.92%,
04/15/38 ............... 2,139 2,005,088
MHP
(b)(c)
Series 2021-STOR, Class G,
(LIBOR USD 1 Month + 2.75%),
7.07%, 07/15/38 .......... 3,854 3,578,495
Series 2021-STOR, Class J, (LIBOR
USD 1 Month + 3.95%), 8.27%,
07/15/38 ............... 3,438 3,235,258
Morgan Stanley Bank of America Merrill
Lynch Trust
(c)
Series 2015-C23, Class D, 4.14%,
07/15/50
(b)
.............. 901 761,589
Series 2015-C25, Class C, 4.53%,
10/15/48 ............... 720 653,154
Morgan Stanley Capital I Trust
Series 2017-H1, Class C, 4.28%,
06/15/50
(a)(c)
............. 483 425,040
Series 2018-H3, Class C, 4.86%,
07/15/51
(a)(c)
............. 10 8,446
Series 2018-L1, Class A3, 4.14%,
10/15/51 ............... 950 888,853
Series 2018-MP, Class E, 4.28%,
07/11/40
(b)(c)
............. 6,810 4,798,231
Series 2018-SUN, Class A, (LIBOR
USD 1 Month + 0.90%), 5.22%,
07/15/35
(b)(c)
............. 2,330 2,283,186
Security
Par (000)
Par (000) Value
United States (continued)
Series 2018-SUN, Class F, (LIBOR
USD 1 Month + 2.55%), 6.87%,
07/15/35
(b)(c)
............. USD 74 $ 70,652
MSCG Trust
(b)(c)
Series 2018-SELF, Class E, (LIBOR
USD 1 Month + 2.15%), 6.47%,
10/15/37 ............... 1,298 1,208,996
Series 2018-SELF, Class F, (LIBOR
USD 1 Month + 3.05%), 7.37%,
10/15/37 ............... 1,426 1,327,738
MTN Commercial Mortgage Trust
(b)(c)
Series 2022-LPFL, Class A, (1
Month CME Term SOFR +
1.40%), 5.73%, 03/15/39 .... 13,000 12,669,376
Series 2022-LPFL, Class F, (1 Month
CME Term SOFR + 5.29%),
9.62%, 03/15/39 .......... 8,381 7,850,435
Multi Security Asset Trust LP
Commercial Mortgage-Backed
Securities Pass-Through, Series
2005-RR4A, Class N, 4.78%,
11/28/35
(b)(c)
............... 2,167 1,435,907
Natixis Commercial Mortgage Securities
Trust
(b)
Series 2018-FL1, Class A, (LIBOR
USD 1 Month + 0.95%), 5.27%,
06/15/35
(c)
.............. 1,088 1,049,877
Series 2018-RIVA, Class E, (1
Month CME Term SOFR +
2.79%), 7.12%, 02/15/33
(c)
... 1,171 1,167,860
Series 2019-LVL, Class D, 4.44%,
08/15/38 ............... 3,140 2,478,687
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(b)(c)
..................... 7,856 5,389,895
One New York Plaza Trust, Series
2020-1NYP, Class D, (LIBOR USD 1
Month + 2.75%), 7.07%, 01/15/36
(b)(c)
1,660 1,452,870
PKHL Commercial Mortgage Trust
(b)(c)
Series 2021-MF, Class F, (LIBOR
USD 1 Month + 3.35%), 7.67%,
07/15/38 ............... 3,276 2,937,512
Series 2021-MF, Class G, (LIBOR
USD 1 Month + 4.35%), 8.67%,
07/15/38 ............... 3,533 3,161,128
Ready Capital Mortgage Financing
LLC, Series 2022-FL9, Class A, (1
Month CME Term SOFR + 2.47%),
6.79%, 06/25/37
(b)(c)
.......... 5,064 5,031,543
SG Commercial Mortgage Securities
Trust, Series 2019-PREZ, Class D,
3.48%, 09/15/39
(b)(c)
.......... 4,690 3,531,631
SMRT, Series 2022-MINI, Class E, (1
Month CME Term SOFR + 2.70%),
7.04%, 01/15/39
(b)(c)
.......... 3,153 2,876,501
SREIT Trust, Series 2021-MFP2, Class
A, (LIBOR USD 1 Month + 0.82%),
5.14%, 11/15/36
(b)(c)
.......... 2,689 2,587,841
STWD Trust, Series 2021-FLWR, Class
E, (LIBOR USD 1 Month + 1.92%),
6.24%, 07/15/36
(b)(c)
.......... 3,122 2,926,217
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1 Month CME Term SOFR
+ 2.19%), 6.52%, 05/15/37
(b)(c)
... 16,590 16,108,721

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Velocity Commercial Capital Loan
Trust
(b)
Series 2017-2, Class M3, (LIBOR
USD 3 Month + 0.00%), 4.24%,
11/25/47
(c)
.............. USD 674 $ 552,043
Series 2017-2, Class M4, 5.00%,
11/25/47
(c)
.............. 408 320,155
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 362 320,497
Series 2020-1, Class M1, 2.80%,
02/25/50
(c)
.............. 1,258 1,060,410
Series 2020-1, Class M2, 2.98%,
02/25/50
(c)
.............. 1,413 1,185,672
Series 2020-1, Class M3, 3.19%,
02/25/50
(c)
.............. 621 511,369
Series 2020-1, Class M4, 3.54%,
02/25/50
(c)
.............. 960 780,112
Series 2020-1, Class M5, 4.29%,
02/25/50
(c)
.............. 1,079 834,488
Series 2021-4, Class M4, 4.48%,
12/26/51
(c)
.............. 2,320 1,769,556
Series 2022-4, Class M2, 6.97%,
08/25/52
(c)
.............. 1,997 1,862,396
Series 2022-4, Class M3, 7.54%,
08/25/52
(c)
.............. 1,997 1,812,430
Wells Fargo Commercial Mortgage
Trust
Series 2017-HSDB, Class A, (LIBOR
USD 1 Month + 0.85%), 5.37%,
12/13/31
(b)(c)
............. 5,100 5,030,239
Series 2018-1745, Class A, 3.75%,
06/15/36
(b)(c)
............. 2,708 2,313,422
Series 2018-C45, Class C, 4.73%,
06/15/51 ............... 1,450 1,220,081
Series 2020-C56, Class A5, 2.45%,
06/15/53 ............... 1,618 1,343,833
Series 2020-SDAL, Class D, (LIBOR
USD 1 Month + 2.09%), 6.41%,
02/15/37
(b)(c)
............. 3,010 2,822,667
Series 2020-SDAL, Class E, (LIBOR
USD 1 Month + 2.74%), 7.06%,
02/15/37
(b)(c)
............. 2,560 2,374,679
Series 2021-FCMT, Class D, (LIBOR
USD 1 Month + 3.50%), 7.82%,
05/15/31
(b)(c)
............. 750 666,807
WFRBS Commercial Mortgage Trust,
Series 2014-C24, Class B, 4.20%,
11/15/47
(c)
................. 1,770 1,606,920
WMRK Commercial Mortgage Trust,
Series 2022-WMRK, Class A, (1
Month CME Term SOFR + 2.79%),
7.12%, 11/15/27
(b)(c)
.......... 14,598 14,543,050
1,373,656,986
1,500,144,713
Interest Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
(c)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ 13,884 85,266
JP Morgan Mortgage Trust
(b)
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 67,494 1,818,249
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 41,699 1,016,728
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... USD 15,746 $ 712,634
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 7,349 197,990
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 132,287 1,840,873
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 2.04%,
09/25/35
(b)
................ 1,458 53,250
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class BIO, 0.70%,
07/25/56
(b)
................ 7,792 762,071
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, (LIBOR
USD 1 Month + 0.25%), 3.41%,
02/25/38
(b)
................ 28,995 8,033,966
14,521,027
Interest Only Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(b)(c)
25,000 179,760
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(b)(c)
... 19,140 265,936
BANK, Series 2019-BN20, Class XB,
0.37%, 09/15/62
(c)
........... 86,048 1,779,963
Bank of America Merrill Lynch
Commercial Mortgage Trust
(c)
Series 2017-BNK3, Class XB,
0.59%, 02/15/50 .......... 31,555 682,323
Series 2017-BNK3, Class XD,
1.24%, 02/15/50
(b)
......... 12,290 537,250
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.99%, 04/15/53
(c)
. 2,706 158,893
BBCMS Trust
(b)(c)
Series 2015-SRCH, Class XA,
0.91%, 08/10/35 .......... 68,604 2,168,525
Series 2015-SRCH, Class XB,
0.19%, 08/10/35 .......... 42,790 374,243
Benchmark Mortgage Trust
(c)
Series 2019-B9, Class XA, (LIBOR
USD 1 Month + 0.00%), 1.03%,
03/15/52 ............... 32,568 1,539,606
Series 2020-B17, Class XB, (LIBOR
USD 1 Month + 0.00%), 0.53%,
03/15/53 ............... 13,340 381,945
Series 2021-B23, Class XA, 1.27%,
02/15/54 ............... 48,043 3,239,673
BX Trust, Series 2022-GPA, Class XCP,
1.03%, 10/15/39
(b)(c)
.......... 242,391 1,533,438
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.69%,
05/10/58
(c)
................ 18,700 389,400
Commercial Mortgage Trust
(c)
Series 2013-CR6, Class XA, 0.96%,
03/10/46 ............... 11,828 329
Series 2015-CR25, Class XA,
0.80%, 08/10/48 .......... 14,631 251,366
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(b)
......... 8,680 611,984
CSAIL Commercial Mortgage Trust
(c)
Series 2017-CX10, Class XB,
0.17%, 11/15/50 .......... 32,800 351,580

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
United States (continued)
Series 2019-C16, Class XA, 1.55%,
06/15/52 ............... USD 68,939 $ 4,938,649
Series 2019-C17, Class XA, 1.35%,
09/15/52 ............... 28,253 1,711,163
Series 2019-C17, Class XB, 0.56%,
09/15/52 ............... 41,829 1,254,275
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(b)(c)
... 598,765 1,198,057
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(b)(c)
52,590 884,683
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, (LIBOR USD 1 Month
+ 0.00%), 1.00%, 06/10/50
(b)(c)
... 15,440 540,533
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(b)
........... 273,453 1,155,176
GS Mortgage Securities Corp. II, Series
2005-ROCK, Class X1, 0.21%,
05/03/32
(b)(c)
............... 24,000 135,833
GS Mortgage Securities Trust
(c)
Series 2019-GSA1, Class XA,
0.81%, 11/10/52 .......... 15,813 665,507
Series 2020-GSA2, Class XA,
1.73%, 12/12/53
(b)
......... 32,057 2,966,301
JPMBB Commercial Mortgage
Securities Trust
(c)
Series 2014-C22, Class XA, 0.80%,
09/15/47 ............... 6,420 60,232
Series 2015-C27, Class XD, 0.50%,
02/15/48
(b)
.............. 31,775 277,237
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(b)(c)
... 14,670 336,987
JPMorgan Chase Commercial
Mortgage Securities Trust, Series
2016-JP3, Class XC, 0.75%,
08/15/49
(b)(c)
............... 37,589 835,915
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.16%, 02/15/36
(b)(c)
... 6,019 277,017
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.79%,
03/10/50
(b)(c)
............... 7,105 145,581
Morgan Stanley Bank of America Merrill
Lynch Trust
(b)(c)
Series 2014-C19, Class XD, 1.18%,
12/15/47 ............... 51,913 1,065,291
Series 2014-C19, Class XF, 1.18%,
12/15/47 ............... 13,486 295,225
Series 2015-C21, Class XB, 0.27%,
03/15/48 ............... 15,696 98,576
Series 2015-C26, Class XD, 1.31%,
10/15/48 ............... 18,660 597,339
Morgan Stanley Capital I Trust
(c)
Series 2017-H1, Class XD, 2.15%,
06/15/50
(b)
.............. 8,870 671,521
Series 2019-H6, Class XB, 0.71%,
06/15/52 ............... 53,695 2,033,089
Series 2019-L2, Class XA, 1.00%,
03/15/52 ............... 22,305 1,062,630
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(b)(c)
............... 99,000 1,493,464
One Market Plaza Trust
(b)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 152,049 4,348
Security
Par (000)
Par (000) Value
United States (continued)
Series 2017-1MKT, Class XNCP,
0.09%, 02/10/32 .......... USD 30,410 $ 80,273
UBS Commercial Mortgage Trust
(c)
Series 2019-C17, Class XA, 1.47%,
10/15/52 ............... 68,000 4,775,539
Series 2019-C18, Class XA, 1.02%,
12/15/52 ............... 70,107 3,219,231
Wells Fargo Commercial Mortgage
Trust
(c)
Series 2016-BNK1, Class XD,
1.25%, 08/15/49
(b)
......... 9,764 357,921
Series 2019-C50, Class XA, 1.41%,
05/15/52 ............... 50,128 3,117,849
Series 2021-C59, Class XA, 1.54%,
04/15/54 ............... 37,968 3,145,628
53,847,284
Principal Only Collateralized Mortgage Obligations — 0.0%
United States — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2017-3, Class B, 0.00%,
07/25/56
(b)(m)
............... 4,052 600,015
Total Non-Agency Mortgage-Backed Securities — 7.5%
(Cost: $3,085,022,052) ........................... 2,809,111,004
Preferred Securities
Capital Trusts — 0.0%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(EUR Swap Annual 5 Year + 6.46%),
6.00%
(c)(d)(o)
................ EUR 800 814,621
Total Capital Trusts — 0.0%
(Cost: $1,048,974) .............................. 814,621
Shares
Shares
Preferred Stocks — 1.0%
China — 0.1%
ByteDance Ltd., Series E-1 (Acquired
11/11/20, cost $32,477,349)
(a)(j)
... 296,396 48,848,110
Germany — 0.1%
(a)
Caresyntax, Inc. .............. 27,266 1,764,928
Volocopter Gmbh (Acquired 03/03/21,
cost $11,751,352)
(j)
.......... 2,211 13,836,889
15,601,817
Jersey, Channel Islands — 0.1%
Loadsmart, Inc., Series C (Acquired
10/05/20, cost $7,500,000)
(a)(j)
... 877,193 12,508,772
Sweden — 0.0%
Volta Greentech AB, Series C (Acquired
02/22/22, cost $5,952,131)
(a)(g) (j)
.. 50,461 6,466,793
United States — 0.7%
10X Future Technologies Holding
Ltd., (Acquired 05/13/21, cost
$16,122,168)
(a)(j)
............ 425,677 5,624,821
2020 Cash Mandatory Exchangeable
Trust, 5.25%
(b)(n)
............. 14,146 16,183,307

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
United States (continued)
Breeze Aviation Group, Inc., Series
B (Acquired 07/30/21, cost
$13,089,026)
(a)(j)
............ 24,234 $ 6,909,598
Cap Hill Brands
(a)
.............. 13,277,076 20,977,780
Clarify Health Solutions, Inc.
(a)
..... 1,542,267 12,029,683
Cruise, Series G (Acquired 03/25/21,
cost $7,513,940)
(a)(j)
.......... 285,159 4,077,774
Deep Instinct Ltd., Series D-2 (Acquired
03/19/21, cost $8,210,225)
(a)(j)
... 1,350,837 9,280,250
Deep Instinct Ltd., Series D-4 (Acquired
09/20/22, cost $11,103,298)
(a)(j)
... 1,574,860 10,819,288
Dream Finders Homes, Inc., 9.00%
(a)(o)
58,891 53,664,424
Exo Imaging, Inc., Series C (Acquired
04/05/22, cost $5,879,165)
(a)(j)
... 1,003,613 2,960,658
Farmer’s Business Network, Inc.,
Series F (Acquired 07/31/20, cost
$6,250,011)
(a)(j)
............. 189,070 8,812,553
Farmer’s Business Network, Inc.,
Series G (Acquired 09/15/21, cost
$1,777,651)
(a)(j)
............. 28,599 1,332,999
JumpCloud, Inc., Series E-1 (Acquired
10/30/20, cost $8,237,574)
(a)(j)
... 4,516,957 16,125,536
JumpCloud, Inc., Series F (Acquired
09/03/21, cost $1,779,219)
(a)(j)
... 297,096 1,060,633
Lessen, Inc., Series B
(a)
......... 1,460,424 18,664,219
Loadsmart, Inc., Series D (Acquired
01/27/22, cost $2,351,580)
(a)(j)
... 117,579 1,676,677
MNTN Digital, Series D (Acquired
11/05/21, cost $6,262,132)
(a)(j)
... 272,678 2,617,709
Mythic AI Inc., Series C (Acquired
01/26/21, cost $4,357,643)
(a)(g)(j)
.. 634,291 139,544
Neon Payments Ltd.
(a)
........... 28,089 13,634,120
Noodle Partners, Inc., Series
C (Acquired 08/26/21, cost
$7,700,677)
(a)(j)
............. 862,850 5,289,270
PsiQuantum Corp., Series D (Acquired
05/21/21, cost $3,512,029)
(a)(j)
... 133,913 3,402,729
Relativity Space, Inc., Series
E (Acquired 05/27/21, cost
$5,860,925)
(a)(j)
............. 256,663 4,227,240
Snorkel AI, Inc., Series C (Acquired
06/30/21, cost $2,440,004)
(a)(j)
... 162,454 1,156,672
Ursa Major Technologies Inc., Series
D (Acquired 10/14/22, cost
$1,066,003)
(a)(g)(j)
............ 160,843 1,066,003
Ursa Major Technologies, Inc.,
Series C (Acquired 09/13/21, cost
$7,831,305)
(a)(j)
............. 1,312,920 8,704,660
Verge Genomics, Series B (Acquired
11/05/21, cost $7,544,038)
(a)(j)
... 1,416,243 6,698,829
Versa Networks, Inc., Series
E (Acquired 10/14/22, cost
$27,065,882), 12.00%
(a)(j)
...... 9,274,836 24,763,812
Zero Mass Water, Inc., Series
C-1 (Acquired 05/07/20, cost
$6,249,999)
(a)(j)
............. 396,483 10,617,815
Security
Shares
Shares Value
United States (continued)
Zero Mass Water, Inc., Series
D (Acquired 07/05/22, cost
$1,171,040)
(a)(g)(j)
............ 28,589 $ 1,048,644
273,567,247
Total Preferred Stocks — 1.0%
(Cost: $358,939,296) ............................. 356,992,739
Total Preferred Securities — 1.0%
(Cost: $359,988,270) ............................. 357,807,360
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage
Corp., Series 5155, Class JI,
3.00%, 10/25/51 ............ USD 30,017 4,623,776
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk Debt
Variable Rate Notes
(c)
Series 2015-DN1, Class B,
(LIBOR USD 1 Month +
11.50%), 15.89% ,  01/25/25 . 871 882,323
Series 2015-HQ2, Class B,
(LIBOR USD 1 Month +
7.95%), 12.34% ,  05/25/25 . 1,541 1,517,480
Series 2017-DNA3, Class B1,
(LIBOR USD 1 Month +
4.45%), 8.84% ,  03/25/30 .. 5,034 5,297,178
Federal Home Loan Mortgage Corp.
Variable Rate Notes, Series 2018-
W5FX, Class CFX, (LIBOR USD 1
Month + 0.00%), 3.66%, 04/25/28
(b)(c)
10,630 8,750,809
21,071,566
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates Variable Rate Notes
(c)
Series K148, Class A2,
3.50% ,  07/25/32 ........ 9,430 8,690,365
Series K-151, Class A2,
3.80% ,  10/25/32 ........ 13,775 13,001,859
21,692,224
Interest Only Collateralized Mortgage Obligations — 0.7%
Federal Home Loan Mortgage Corp.
Series 4940, Class PI,
4.00% ,  07/25/49
(a)
....... 11,092 1,750,844
Series 4995, Class BI,
4.50% ,  06/25/50 ........ 12,159 2,408,913
Series 5014, Class DI,
4.00% ,  09/25/50 ........ 9,466 1,566,949
Series 5018, Class CI,
4.50% ,  10/25/50 ........ 13,244 2,835,375
Series 5022, Class KI,
3.00% ,  10/25/50 ........ 29,710 4,593,285
Series 5052, Class KI,
4.00% ,  12/25/50
(a)
....... 59,815 11,484,440
Series 5081, Class PI,
3.00% ,  03/25/51 ........ 14,522 2,328,459
Series 5100, Class MI,
3.50% ,  09/25/48
(a)
....... 29,919 5,179,640

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 5112, Class KI,
3.50% ,  06/25/51
(a)
....... USD 35,605 $ 5,596,869
Series 5129, 3.00% ,  09/25/50 . 18,256 2,758,148
Series 5139, Class IG,
3.00% ,  09/25/51
(a)
....... 44,676 7,149,939
Series 5142, Class IP,
3.00% ,  09/25/51 ........ 19,419 2,897,612
Series 5142, Class PI,
3.00% ,  09/25/51 ........ 25,202 4,015,128
Series 5145, Class HI,
3.00% ,  09/25/51 ........ 17,528 3,092,638
Series 5152, Class EI,
3.50% ,  10/25/51 ........ 17,049 3,120,350
Series 5155, Class NI,
3.00% ,  10/25/51
(a)
....... 47,847 6,668,875
Series 5164, Class IB,
3.00% ,  11/25/51 ........ 59,045 9,219,498
Series 5167, Class MI,
3.00% ,  11/25/51 ........ 19,456 3,318,257
Series 5196, Class DI,
3.00% ,  02/25/52 ........ 92,602 14,675,971
Federal National Mortgage Association
Series 2020-101, Class AI,
3.50% ,  01/25/51 ........ 15,640 2,754,516
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 27,746 5,307,610
Series 2020-77, Class HI,
4.00% ,  11/25/50 ........ 122,193 23,886,137
Series 2020-80, Class EI,
4.00% ,  11/25/50 ........ 23,081 4,541,415
Series 2021-31, Class IB,
4.00% ,  06/25/51 ........ 35,430 6,920,619
Series 2021-50,
4.00% ,  08/25/51
(a)
....... 51,713 10,091,025
Series 2022-1, Class HI,
3.00% ,  02/25/52 ........ 38,372 4,914,146
Series 427, Class C71,
3.00% ,  10/25/49
(a)
....... 39,651 6,403,711
Series 427, Class C77,
2.50% ,  09/25/51
(a)
....... 47,244 6,822,090
Government National Mortgage
Association
Series 2020-144,
2.50% ,  09/20/50 ........ 29,119 3,600,495
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 25,528 3,293,901
Series 2020-151, Class MI,
2.50% ,  10/20/50 ........ 125,318 16,206,833
Series 2020-167, Class BI,
2.50% ,  11/20/50 ........ 76,755 9,992,028
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 8,685 1,084,085
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 31,497 4,255,856
Series 2021-116, Class IA,
2.50% ,  06/20/51 ........ 25,738 3,454,382
Series 2021-15, Class GI,
3.50% ,  01/20/51 ........ 18,754 2,781,206
Series 2021-161, Class IB,
4.00% ,  09/20/51
(a)
....... 12,742 1,966,122
Series 2021-176, Class IA,
3.50% ,  10/20/51
(a)
....... 30,959 4,478,241
Series 2021-199, Class KI,
3.50% ,  11/20/51 ........ 15,523 2,217,518
Series 2021-209, Class TJ,
3.50% ,  11/20/51 ........ 13,613 1,944,673
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2021-214, Class AI,
4.00% ,  12/20/51
(a)
....... USD 30,288 $ 4,770,331
Series 2021-215, Class LI,
3.00% ,  12/20/51 ........ 23,396 3,160,366
Series 2021-221, Class AI,
3.50% ,  12/20/51
(a)
....... 28,528 4,230,678
Series 2021-221, Class CI,
3.00% ,  12/20/51 ........ 14,073 1,879,765
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 27,638 3,867,787
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 28,397 3,995,470
Series 2021-78, Class IC,
4.00% ,  05/20/51 ........ 20,871 3,314,159
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ 49,563 6,967,644
253,763,999
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(c)
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.36%, 12/25/29 ............ 11,610 758,626
Government National Mortgage
Association Variable Rate Notes
Series 2009-80, 0.91% ,  09/16/51 2,091 203,581
Series 2013-30, 0.53% ,  09/16/53 7,874 114,332
Series 2013-78, 0.28% ,  10/16/54 12,884 159,388
Series 2015-173,
0.60% ,  09/16/55 ........ 8,753 199,551
Series 2015-22, 0.53% ,  03/16/55 10,011 173,414
Series 2015-37, 0.57% ,  10/16/56 1,445 38,205
Series 2015-48, 0.91% ,  02/16/50 1,216 29,458
Series 2016-36, 0.69% ,  08/16/57 2,019 57,287
Series 2016-96, 0.77% ,  12/16/57 8,947 314,395
2,048,237
Mortgage-Backed Securities — 25.0%
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38 .......... 1 1,121
4.50% ,  09/01/43 - 04/01/52 ... 39,203 38,209,820
4.00% ,  09/01/44 - 03/01/52 ... 817,158 775,968,228
3.50% ,  01/01/48 - 04/01/52 ... 303,199 278,942,522
2.50% ,  08/01/50 - 02/01/51 ... 133,053 114,475,782
3.00% ,  08/01/50 - 03/01/52 ... 941,758 837,175,228
5.00% ,  10/01/52 .......... 1 909
2.50% ,  01/25/53
(v)
......... 203,539 172,298,480
3.00% ,  01/25/53
(v)
......... 619,933 543,910,446
3.50% ,  01/25/53
(v)
......... 87,968 79,901,574
4.00% ,  01/25/53
(v)
......... 607,392 569,527,146
4.50% ,  01/25/53 - 02/25/53
(v)
.. 2,055,043 1,977,454,596
5.00% ,  01/25/53 - 02/25/53
(v)
.. 865,458 852,663,105
5.50% ,  01/25/53 - 02/25/53
(v)
.. 3,195,497 3,202,660,750
9,443,189,707
Total U.S. Government Sponsored Agency Securities
—
25.8%
(Cost: $9,968,717,577) ........................... 9,741,765,733
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 11/15/51 ..... 483,371 311,352,291
1.75%, 08/15/41 ............ 83,186 56,927,033
2.38%, 02/15/42 ............ 59,969 45,787,268

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
3.25%, 05/15/42 ............ USD 163,156 $ 143,042,100
1.38%, 08/15/50 ............ 75,000 41,674,804
2.88%, 05/15/52 ............ 201,565 161,503,556
3.00%, 08/15/52
(w) (x)(y)
......... 1,496,365 1,232,864,476
U.S. Treasury Inflation Linked Notes
0.63%, 01/15/24 - 07/15/32 ..... 821,435 791,907,339
0.50%, 04/15/24
(x)
........... 526,201 511,695,520
0.13%, 04/15/26 - 04/15/27 ..... 159,320 149,141,218
U.S. Treasury Notes
2.63%, 12/31/23 ............ 65 63,665
1.13%, 02/28/25 ............ 32,000 29,871,250
4.00%, 12/15/25 ............ 700,057 695,572,260
0.75%, 04/30/26 ............ 190,000 169,849,609
3.25%, 06/30/27 ............ 271,543 262,558,455
0.63%, 11/30/27 ............ 100,000 84,914,062
3.88%, 11/30/27 ............ 100,000 99,453,125
1.38%, 10/31/28 ............ 270,000 233,054,296
2.38%, 03/31/29 - 05/15/29 ..... 251,000 228,233,282
2.88%, 04/30/29 ............ 565,000 529,157,812
1.63%, 05/15/31 ............ 1,000 840,977
1.25%, 08/15/31 ............ 50,000 40,542,969
2.88%, 05/15/32
(x)
........... 860,245 792,769,348
4.13%, 11/15/32 ............ 875,000 892,910,156
Total U.S. Treasury Obligations — 19.9%
(Cost: $7,931,638,141) ........................... 7,505,686,871
Shares
Shares
Warrants
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/29/21, 1 share for 1 warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(g)
.................. 196,295 63,037
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/18/21, 1 share for 1 warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(g)
.................. 109,138 117
Netherlands — 0.0%
Climate Transition Capital Acquisition
I BV (Issued/Exercisable 06/29/21,
1 share for 1 warrant, Expires
06/29/26, Strike Price EUR 11.50)
(g)
155,663 15,163
United Kingdom — 0.0%
(g)
Genius Sports Ltd. (Issued/Exercisable
12/07/20, 1 share for 1 warrant,
Expires 12/31/28, Strike Price USD
11.50) ................... 821,280 739,152
Hedosophia European Growth (Issued/
Exercisable 05/13/21, 1 share for
1 warrant, Expires 05/13/27, Strike
Price EUR 11.50) ............ 274,529 8,816
747,968
Security
Shares
Shares Value
United States — 0.0%
(g)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 share for
1 warrant, Expires 12/31/28, Strike
Price USD 11.50) ............ 45,680 $ 5,938
California Resources Corp. (Issued/
Exercisable 10/23/20, 1 share for
1 warrant, Expires 10/27/24, Strike
Price USD 36.00) ........... 12,137 152,926
Cano Health, Inc. (Issued/Exercisable
07/06/20, 1 share for 1 warrant,
Expires 06/03/26, Strike Price USD
11.50) ................... 178,770 39,329
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 share for
1 warrant, Expires 02/01/26, Strike
Price USD 11.50)
(a)
.......... 333,560 3
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 share for 1 warrant,
Expires 09/20/32, Strike Price USD
0.00)
(a)(j)
.................. 111,033 646,212
Embark Technology, Inc. (Issued/
Exercisable 03/05/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 31,812 633
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 share for 1 warrant,
Expires 09/15/25, Strike Price USD
11.50) ................... 213,790 142,769
Flyr, Inc. (Issued/Exercisable 05/10/22,
1 share for 1 warrant, Expires
05/10/32, Strike Price USD 3.95)
(a)
64,041 943,324
Freewire Warrants TA (Issued/
Exercisable 03/31/22, 1 share for
1 warrant, Expires 04/26/27, Strike
Price USD 3.35)
(a)
........... 1,834,643 1,431,022
Gores Holdings VIII, Inc. (Issued/
Exercisable 01/28/21, 1 share for
1 warrant, Expires 12/31/27, Strike
Price USD 11.50) ............ 85,171 26
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 share for
1 warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 237
Innovid Corp. (Issued/Exercisable
01/28/21, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 3,266 1,306
KINS Technology Group, Inc. (Issued/
Exercisable 02/04/21, 1 share for
1 warrant, Expires 12/31/25, Strike
Price USD 11.50) ............ 399,242 12,017
Kinsey Interests, Inc. (Issued/
Exercisable 10/13/20, 1 share for
1 warrant, Expires 12/31/49, Strike
Price USD 10.00)
(a)
.......... 469,648 18,786
Latch, Inc. (Issued/Exercisable
06/04/21, 1 share for 1 warrant,
Expires 06/04/26, Strike Price USD
11.50) ................... 164,855 7,023
Lightning eMotors, Inc. (Issued/
Exercisable 12/10/20, 1 share for
1 warrant, Expires 12/15/25, Strike
Price USD 11.50) ............ 375,043 27,806

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Shares
Shares Value
United States (continued)
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 share for
1 warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 $ 8,310
Pear Therapeutics, Inc. (Issued/
Exercisable 03/23/21, 1 share for
1 warrant, Expires 12/01/26, Strike
Price USD 11.50) ............ 111,845 13,421
Pivotal Investment Corp. III (Issued/
Exercisable 0, 1 share for 1 warrant,
Expires 12/31/27, Strike Price USD
11.50) ................... 54,520 2,726
Proof Acquisition Corp. I (Issued/
Exercisable 09/27/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 11.50)
(a)
.......... 446,489 8,930
Rotor Acquisition Corp. (Issued/
Exercisable 06/15/21, 1 share for
1 warrant, Expires 06/15/27, Strike
Price USD 11.50) ............ 128,364 6,418
Sarcos Technology & Robotics Corp.
(Issued/Exercisable 12/21/20,
1 share for 1 warrant, Expires
09/24/26, Strike Price USD 11.50) 505,097 20,204
Sonder Holdings, Inc. (Issued/
Exercisable 01/19/22, 1 share for
1 warrant, Expires 10/01/26, Strike
Price USD 12.50)
(a)
.......... 498,240 4,982
TPB Acquisition Corp. I (Issued/
Exercisable 02/19/21, 1 share for
1 warrant, Expires 02/19/23, Strike
Price USD 11.50) ............ 147,996 69,662
Versa Networks, Inc., Series E
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 share for
1 warrant, Expires 10/07/23, Strike
Price USD 0.01)
(a)(j)
.......... 1,143,143 2,949,309
Volta, Inc. (Issued/Exercisable
10/22/20, 1 share for 1 warrant,
Expires 08/26/26, Strike Price USD
11.50) ................... 220,210 14,380
6,527,699
Total Warrants — 0.0%
(Cost: $31,527,106) .............................. 7,353,984
Total Long-Term Investments — 115.1%
(Cost: $46,355,129,393) ........................... 43,453,875,779
Security
Par (000)
Pa r (000) Value
Short-Term Securities
Borrowed Bond Agreements — 0.7%
(z)
Barclays Bank plc, (1.40)%, Open
(Purchased on 10/28/22 to be
repurchased at USD 34,508,518,
collateralized by Kingdom of Spain,
0.50%, due at 10/31/31, par and
fair value of EUR 40,000,000 and
$33,326,106, respectively)
(aa)
.... EUR 32,171 $ 34,437,232
Barclays Bank plc, 4.00%, Open
(Purchased on 11/09/22 to be
repurchased at USD 8,652,891,
collateralized by AthenaHealth
Group, Inc., 6.50%, due at 02/15/30,
par and fair value of USD 11,515,000
and $8,485,774, respectively)
(aa)
.. USD 8,607 8,607,463
Barclays Bank plc, 4.10%, Open
(Purchased on 11/29/22 to be
repurchased at USD 3,767,562,
collateralized by Medline Borrower
LP, 5.25%, due at 10/01/29, par and
fair value of USD 4,565,000 and
$3,625,843, respectively)
(aa)
..... 3,755 3,754,713
Barclays Bank plc, 4.15%, Open
(Purchased on 11/29/22 to be
repurchased at USD 4,635,113,
collateralized by PHH Mortgage
Corp., 7.88%, due at 03/15/26, par
and fair value of USD 5,190,000 and
$4,610,456, respectively)
(aa)
..... 4,619 4,619,100
Barclays Bank plc, 4.15%, Open
(Purchased on 11/29/22 to be
repurchased at USD 2,722,825,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $2,652,300,
respectively)
(aa)
............. 2,713 2,713,419
Barclays Bank plc, 4.17%, Open
(Purchased on 11/10/22 to be
repurchased at USD 5,822,107,
collateralized by Condor Merger
Sub, Inc., 7.38%, due at 02/15/30,
par and fair value of USD 6,855,000
and $5,511,632, respectively)
(aa)
.. 5,792 5,792,475
Barclays Capital, Inc., 4.15%, 01/10/23
(Purchased on 12/20/22 to be
repurchased at USD 1,339,503,
collateralized by Freedom Mortgage
Corp., 6.63%, due at 01/15/27, par
and fair value of USD 1,595,000 and
$1,241,311, respectively) ...... 1,338 1,337,806
Barclays Capital, Inc., 4.15%, 01/10/23
(Purchased on 12/15/22 to be
repurchased at USD 6,714,917,
collateralized by Mauser Packaging
Solutions Holding Co., 5.50%, due
at 04/15/24, par and fair value of
USD 6,796,000 and $6,608,071,
respectively) ............... 6,703 6,702,555

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
Barclays Capital, Inc., 0.50%, Open
(Purchased on 11/25/22 to be
repurchased at USD 1,855,221,
collateralized by Rakuten Group,
Inc., 5.13%, par and fair value of
USD 2,732,000 and $2,053,098,
respectively)
(o)(aa)
............ USD 1,854 $ 1,854,345
Barclays Capital, Inc., 4.15%, Open
(Purchased on 11/16/22 to be
repurchased at USD 5,595,068,
collateralized by Tenet Healthcare
Corp., 6.13%, due at 10/01/28, par
and fair value of USD 6,170,000 and
$5,524,124, respectively)
(aa)
..... 5,568 5,568,425
BNP Paribas SA, 0.75%, Open
(Purchased on 10/28/22 to be
repurchased at USD 1,756,609,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$1,804,466, respectively)
(aa)
..... GBP 1,448 1,750,159
BNP Paribas SA, 1.84%, Open
(Purchased on 10/28/22 to be
repurchased at USD 34,750,163,
collateralized by Kingdom of Spain,
0.70%, due at 04/30/32, par and
fair value of EUR 40,000,000 and
$33,350,569, respectively)
(aa)
.... EUR 32,385 34,666,309
BofA Securities, Inc., 4.25%, 01/03/23
(Purchased on 12/30/22 to be
repurchased at USD 25,094,319,
collateralized by U.S. Treasury
Bonds, 4.00%, due at 11/15/52, par
and fair value of USD 24,656,900
and $24,691,574, respectively) .. USD 25,088 25,088,396
Deutsche Bank AG, 3.13%, Open
(Purchased on 11/07/22 to be
repurchased at USD 4,930,157,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 3,210,000 and $4,827,758,
respectively)
(aa)
............. GBP 4,061 4,909,977
Deutsche Bank AG, 3.13%, Open
(Purchased on 10/05/22 to be
repurchased at USD 21,864,321,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 14,876,000 and $22,373,123,
respectively)
(aa)
............. 17,977 21,732,816
J.P. Morgan Securities LLC,
3.45%, 01/11/23 (Purchased on
12/15/22 to be repurchased at
USD 2,773,907, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 3,312,000 and $2,630,622,
respectively) ............... USD 2,770 2,769,660
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities LLC,
4.00%, 01/11/23 (Purchased on
12/15/22 to be repurchased at
USD 5,368,680, collateralized by
Home Point Capital, Inc., 5.00%,
due at 02/01/26, par and fair value
of USD 7,969,000 and $5,510,485,
respectively) ............... USD 5,359 $ 5,359,153
J.P. Morgan Securities plc,
0.40%, Open (Purchased on
10/26/22 to be repurchased at
USD 2,010,811, collateralized by
Cie de Saint-Gobain, 1.88%, due
at 03/15/31, par and fair value of
EUR 2,200,000 and $2,012,895,
respectively)
(aa)
............. EUR 1,878 2,010,761
J.P. Morgan Securities plc,
0.70%, Open (Purchased on
10/26/22 to be repurchased at USD
5,593,771, collateralized by BMW
Finance NV, 1.00%, due at 05/22/28,
par and fair value of EUR 5,900,000
and $5,546,762, respectively)
(aa)
.. 5,224 5,591,565
J.P. Morgan Securities plc,
0.90%, Open (Purchased on
10/26/22 to be repurchased at
USD 540,596, collateralized by
International Design Group SpA,
6.50%, due at 11/15/25, par and
fair value of EUR 555,000 and
$535,284, respectively)
(aa)
...... 505 540,185
J.P. Morgan Securities plc,
1.25%, Open (Purchased on
10/26/22 to be repurchased at USD
4,681,079, collateralized by Abbott
Ireland Financing DAC, 0.38%, due
at 11/19/27, par and fair value of
EUR 5,000,000 and $4,664,283,
respectively)
(aa)
............. 4,366 4,673,852
J.P. Morgan Securities plc,
1.65%, Open (Purchased on
10/26/22 to be repurchased at USD
5,826,314, collateralized by Ryanair
DAC, 0.88%, due at 05/25/26, par
and fair value of EUR 6,200,000 and
$5,932,228, respectively)
(aa)
..... 5,431 5,813,894
J.P. Morgan Securities plc,
1.65%, Open (Purchased on
10/26/22 to be repurchased at
USD 2,314,472, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,375,203,
respectively)
(aa)
............. 2,158 2,309,539
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
10/26/22 to be repurchased at USD
4,402,109, collateralized by Johnson
& Johnson, 1.65%, due at 05/20/35,
par and fair value of EUR 5,000,000
and $4,463,883, respectively)
(aa)
.. 4,103 4,392,324

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
J.P. Morgan Securities plc,
1.70%, Open (Purchased on
10/26/22 to be repurchased at
USD 2,314,684, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,375,202,
respectively)
(aa)
............. EUR 2,158 $ 2,309,539
Nomura Securities International,
Inc., 3.95%, Open (Purchased
on 12/12/22 to be repurchased at
USD 4,189,793, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,000,000 and $3,971,350,
respectively)
(aa)
............. USD 4,181 4,181,250
Nomura Securities International,
Inc., 4.17%, Open (Purchased on
11/09/22 to be repurchased at USD
2,252,020, collateralized by PG&E
Corp., 5.25%, due at 07/01/30, par
and fair value of USD 2,520,000 and
$2,293,200, respectively)
(aa)
..... 2,240 2,239,650
RBC Capital Markets LLC,
0.25%, Open (Purchased on
11/29/22 to be repurchased at USD
3,0 23 , 596 , collateralized by CP Atlas
Buyer, Inc., 7.00%, due at 12/01/28,
par and fair value of USD 3,971,000
and $2,949,121, respectively)
(aa)
.. 3,023 3,022,924
RBC Capital Markets LLC,
2.50%, Open (Purchased on
11/16/22 to be repurchased at
USD 7,431,601, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,122,150,
respectively)
(aa)
............. 7,411 7,411,425
RBC Capital Markets LLC,
3.20%, Open (Purchased on
11/29/22 to be repurchased at
USD 2,494,073, collateralized by
PHH Mortgage Corp., 7.88%, due
at 03/15/26, par and fair value of
USD 2,795,000 and $2,482,894,
respectively)
(aa)
............. 2,488 2,487,550
RBC Capital Markets LLC,
3.80%, Open (Purchased on
11/29/22 to be repurchased at
USD 4,925,820, collateralized by
Medline Borrower LP, 5.25%, due
at 10/01/29, par and fair value of
USD 5,970,000 and $4,741,792,
respectively)
(aa)
............. 4,910 4,910,325
RBC Capital Markets LLC,
3.95%, Open (Purchased on
11/29/22 to be repurchased at USD
1,155,425, collateralized by PG&E
Corp., 5.00%, due at 07/01/28, par
and fair value of USD 1,235,000 and
$1,127,361, respectively)
(aa)
..... 1,152 1,151,638
Security
Par (000)
Par (000) Value
Borrowed Bond Agreements (continued)
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/16/22 to be repurchased at
USD 1,098,205, collateralized by
Chemours Co. (The), 5.75%, due
at 11/15/28, par and fair value of
USD 1,235,000 and $1,109,314,
respectively)
(aa)
............. USD 1,093 $ 1,092,975
RBC Capital Markets LLC,
4.17%, Open (Purchased on
11/29/22 to be repurchased at USD
6,436,091, collateralized by Royal
Caribbean Cruises Ltd., 5.50%,
due at 04/01/28, par and fair value
of USD 7,906,000 and $6,309,344,
respectively)
(aa)
............. 6,414 6,413,742
RBC Capital Markets LLC,
4.17%, Open (Purchased on
11/29/22 to be repurchased at USD
5,860,909, collateralized by Carnival
Corp., 5.75%, due at 03/01/27, par
and fair value of USD 7,906,000 and
$5,645,200, respectively)
(aa)
..... 5,841 5,840,557
RBC Europe Ltd., 0.80%, Open
(Purchased on 10/28/22 to be
repurchased at USD 2,285,193,
collateralized by International Design
Group SpA, 6.50%, due at 11/15/25,
par and fair value of EUR 2,345,000
and $2,261,695, respectively)
(aa)
.. EUR 2,133 2,283,760
RBC Europe Ltd., 1.60%, Open
(Purchased on 10/28/22 to be
repurchased at USD 4,715,189,
collateralized by Abbott Ireland
Financing DAC, 0.38%, due at
11/19/27, par and fair value of
EUR 5,000,000 and $4,664,282,
respectively)
(aa)
............. 4,396 4,705,752
RBC Europe Ltd., 1.60%, Open
(Purchased on 10/28/22 to be
repurchased at USD 4,457,337,
collateralized by Johnson &
Johnson, 1.65%, due at 05/20/35,
par and fair value of EUR 5,000,000
and $4,463,884, respectively)
(aa)
.. 4,156 4,448,415
Total Borrowed Bond Agreements — 0.7%
(Cost: $240,652,222) ............................. 249,495,625
Certificates of Deposit — 0.2%
Domestic — 0.2%
Citibank NA
4.06%, 08/01/23 ............ USD 24,829 24,651,193
5.00%, 09/21/23 ............ 64,230 64,001,018
88,652,211
Total Certificates of Deposit — 0.2%
(Cost: $89,059,000) .............................. 88,652,211

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Pa r (000) Value
Commercial Paper — 0.3%
(ab)
Enel Finance America LLC, 5.27%
,
09/06/23 ................. USD 16,850 $ 16,137,854
General Motors Financial Co., Inc.
3.98%, 02/13/23 ............ 22,900 22,756,159
3.98%, 02/14/23 ............ 22,900 22,752,817
3.98%, 02/15/23 ............ 22,927 22,776,290
4.92%, 04/04/23
(b)
........... 11,600 11,430,016
4.92%, 04/05/23
(b)
........... 11,300 11,132,700
5.73%, 04/13/23
(b)
........... 13,920 13,697,178
Total Commercial Paper — 0.3%
(Cost: $120,982,679) ............................. 120,683,014
Shares
Shares
Money Market Funds — 1.8%
(t)(ac)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.03%
(k)
..... 467,417,578 467,417,578
SL Liquidity Series, LLC, Money Market
Series, 4.49%
(a d)
............ 190,916,937 190,897,846
Total Money Market Funds — 1.8%
(Cost: $658,257,967) ............................. 658,315,424
Total Short-Term Securities — 3.0%
(Cost: $1,108,951,868) ........................... 1,117,146,274
Total Options Purchased — 0.7%
(Cost: $260,503,665 ) ............................. 291,784,876
Total Investments Before Options Written, Borrowed Bonds and
TBA Sale Commitments — 118.8%
(Cost: $47,724,584,926) ........................... 44,862,806,929
Total Options Written — (1.4)%
(Premiums Received — $(331,064,444)) ............... (538,047,417)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bonds — (0.3)%
Austria — (0.0)%
Erste Group Bank AG, (EURIBOR
ICE Swap Rate 5 Year + 1.10%),
0.88% ,  11/15/32
(c)
........... EUR (5,600) (4,750,405)
France — (0.0)%
Cie de Saint-Gobain, 1.88% ,  03/15/31 (2,200) (2,012,895)
Germany — (0.0)%
BMW Finance NV, 1.00% ,  05/22/28 . (5,900) (5,546,762)
Ireland — (0.0)%
Ryanair DAC, 0.88% ,  05/25/26 ..... (6,200) (5,932,228)
Italy — (0.0)%
International Design Group SpA,
6.50% ,  11/15/25 ............ (2,900) (2,796,979)
Japan — (0.0)%
Rakuten Group, Inc., (US Treasury
Yield Curve Rate T Note Constant
Maturity 5 Year + 4.58%), 5.13%
(c)(o)
USD (2,732) (2,053,098)
Security
Par (000)
Par (000) Value
United Kingdom — (0.0)%
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) $ (1,804,466)
United States — (0.3)%
Abbott Ireland Financing DAC,
0.38% ,  11/19/27 ............ EUR (10,000) (9,328,565)
AthenaHealth Group, Inc.,
6.50% ,  02/15/30
(b)
........... USD (11,515) (8,485,774)
Carnival Corp., 5.75% ,  03/01/27
(b)
... (7,906) (5,645,200)
Chemours Co. (The), 5.75% ,  11/15/28
(b)
(1,235) (1,109,314)
Condor Merger Sub, Inc.,
7.38% ,  02/15/30
(b)
........... (6,855) (5,511,632)
CP Atlas Buyer, Inc., 7.00% ,  12/01/28
(b)
(3,971) (2,949,121)
Freedom Mortgage Corp.,
6.63% ,  01/15/27
(b)
........... (1,595) (1,241,311)
Home Point Capital, Inc.,
5.00% ,  02/01/26
(b)
........... (7,969) (5,510,485)
Johnson & Johnson, 1.65% ,  05/20/35 EUR (10,000) (8,927,767)
Mauser Packaging Solutions Holding
Co., 5.50% ,  04/15/24
(b)
........ USD (6,796) (6,608,071)
Medline Borrower LP,
5.25% ,  10/01/29
(b)
........... (18,847) (14,969,607)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(b)
........... (3,983) (2,652,300)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,122,150)
PG&E Corp.
5.00% ,  07/01/28 ............ (1,235) (1,127,361)
5.25% ,  07/01/30 ............ (2,520) (2,293,200)
PHH Mortgage Corp.,
7.88% ,  03/15/26
(b)
........... (7,985) (7,093,350)
Royal Caribbean Cruises Ltd.,
5.50% ,  04/01/28
(b)
........... (7,906) (6,309,344)
Tenet Healthcare Corp.,
6.13% ,  10/01/28
(b)
........... (6,170) (5,524,124)
(102,408,676)
Foreign Government Obligations — (0.3)%
Spain — (0.2)%
Kingdom of Spain
(b)
0.50% ,  10/31/31 ............ EUR (40,000) (33,326,106)
0.70% ,  04/30/32 ............ (40,000) (33,350,569)
(66,676,675)
United Kingdom — (0.1)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (24,990) (27,200,881)
U.S. Treasury Obligations — (0.1)%
United States — (0.1)%
U.S. Treasury Bonds, 4.00% ,  11/15/52 USD (24,657) (24,691,574)
Total Borrowed Bonds — (0.7)%
(Proceeds: $(299,760,776)) ........................
(245,874,639)
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(v)
2.50% ,  01/25/53 - 02/25/53 ..... (400,538) (339,209,816)
3.00% ,  01/25/53 ............ (1,098,649) (963,920,535)
3.50% ,  01/25/53 - 02/25/53 ..... (389,757) (354,053,824)
4.00% ,  01/25/53 - 02/25/53 ..... (1,715,861) (1,608,919,843)
4.50% ,  01/25/53 ............ (632,824) (608,938,634)
5.00% ,  01/25/53 ............ (865,458) (852,667,574)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

(Percentages shown are based on Net Assets)
Consolidated Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
TBA Sale Commitments (continued)
5.50% ,  01/25/53 - 02/25/53 ..... USD (3,195,497) $ (3,202,660,750)
Total TBA Sale Commitments — (21.0)%
(Proceeds: $(7,987,771,142)) ....................... (7,930,370,976)
Total Investments Net of Options Written, Borrowed Bonds and
TBA Sale Commitments — 95.7%
(Cost: $39,105,988,564) ........................... 36,148,513,897
Other Assets Less Liabilities — 4.3% ................... 1,611,028,905
Net Assets — 100.0% .............................. $ 37,759,542,802
(a)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)
Rounds to less than 1,000.
(g)
Non-income producing security.
(h)
All or a portion of this security is on loan.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $296,927,932, representing 0.79% of its net assets as of period end, and an original cost of $272,791,088.
(k)
All or a portion of the security is held by a wholly-owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly-owned subsidiary.
(l)
Investment does not issue shares.
(m)
Zero-coupon bond.
(n)
Convertible security.
(o)
Perpetual security with no stated maturity date.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Issuer filed for bankruptcy and/or is in default.
(r)
Fixed rate.
(s)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(t)
Affiliate of the Fund.
(u)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(v)
Represents or includes a TBA transaction.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(x)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(y)
All or a portion of the security has been pledged as collateral in connection with outstanding borrowed bonds.
(z)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(aa)
The amount to be repurchased assumes the maturity will be the day after the period end.
(ab)
Rates are discount rates or a range of discount rates as of period end.
(ac)
Annualized 7-day yield as of period end.
(ad)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/21
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 2,377,415,717 $ — $ (1,909,998,139)
(a)
$ — $ — $ 467,417,578 467,417,578 $ 24,527,029 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 159,656,762 31,181,930
(a)
— 11,772 47,382 190,897,846 190,916,937 1,542,790
(b)
—
BlackRock Liquid Environmentally
Aware Fund, Class Direct ... 368,719,964 6,149,587 — — 38,943 374,908,494 374,796,056 6,151,107 —
iShares 0-5 Year TIPS Bond ETF — 39,624,713 — — (676,850) 38,947,863 401,690 164,284 —
iShares 20+ Year Treasury Bond
ETF .................. — 13,971,100 — — (1,028,300) 12,942,800 130,000 33,938 —
iShares 5-10 Year Investment
Grade Corporate Bond ETF
(c)
— 49,309,009 (48,812,721) (496,288) — — — 101,573 —
iShares 7-10 Year Treasury Bond
ETF
(c)
................ — 16,032,000 (15,927,235) (104,765) — — — — —
iShares Aaa - A Rated Corporate
Bond ETF
(c)
............ — 3,303,905 (3,186,357) (117,548) — — — — —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
..... — 35,419,529 (35,306,638) (112,891) — — — — —
iShares China Large-Cap ETF .. 14,615,502 31,276,095 (22,423,988) (5,759,268) 3,220,924 20,929,265 739,550 164,030 —
iShares Core High Dividend ETF
(c)
— 4,529,250 (4,203,585) (325,665) — — — 24,090 —
iShares Core U.S. Aggregate
Bond ETF .............. 2,783,552 — (132,453) (8,310) (392,621) 2,250,168 23,200 53,987 —
iShares Expanded Tech-Software
Sector ETF
(c)
............ — 5,001,173 (4,692,085) (309,088) — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF ...... — 246,697,600 (187,295,420) (4,348,283) 168,750 55,222,647 750,002 1,583,879 —
iShares iBoxx $ Investment Grade
Corporate Bond ETF ...... 11,249,888 1,508,231,642 (1,426,287,838) (35,801,629) 1,722,749 59,114,812 560,702 5,874,443 —
iShares J.P. Morgan USD
Emerging Markets Bond ETF . 484,554 415,108,968 (265,207,689) (17,938,009) 2,889,747 135,337,571 1,599,924 4,533,872 —
iShares Latin America 40 ETF .. 12,576,132 — — — (305,558) 12,270,574 536,067 1,560,926 —
iShares MSCI Brazil ETF ..... 13,944,446 — — — (49,677) 13,894,769 496,774 1,749,061 —
iShares Nasdaq Biotechnology
ETF .................. 4,476,802 — — — (625,673) 3,851,129 29,333 11,970 —
iShares Russell 2000 ETF
(c)
.... — 110,274,327 (112,695,375) 2,421,048 — — — — —
iShares S&P 500 Value ETF
(c)
.. 53,118,872 — (50,378,396) 8,128,757 (10,869,233) — — — —
iShares TIPS Bond ETF
(c)
..... — 17,890,921 (17,985,556) 94,635 — — — — —
iShares U.S. Credit Bond ETF
(c)
. — 42,269,070 (42,645,883) 376,813 — — — — —
$ (54,288,719) $ (5,859,417) $ 1,387,985,516 $ 48,076,979 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 33 03/08/23 $ 4,696 $ (56,991)
Australia 10 Year Bond ...................................................... 2,401 03/15/23 189,107 (10,992,363)
FTSE 100 Index .......................................................... 32 03/17/23 2,881 (29,092)
MSCI Emerging Markets E-Mini Index ............................................ 524 03/17/23 25,136 (805,765)
Korea 10 Year Bond ........................................................ 273 03/21/23 23,738 (372,078)
Korea 3 Year Bond ......................................................... 3,388 03/21/23 277,176 (2,034,209)
U.S. Treasury 2 Year Note .................................................... 48,360 03/31/23 9,913,800 (7,715,737)
3 Month SOFR ........................................................... 389 06/20/23 92,460 (63,346)
3 Month SOFR ........................................................... 5,922 09/19/23 1,406,919 (915,695)
3 Month SONIA Index ....................................................... 4,871 09/19/23 1,403,742 (337,908)
3 Month SONIA Index ....................................................... 1,813 12/19/23 522,230 735,388
3 Month SONIA Index ....................................................... 478 03/19/24 137,788 609,887
3 Month SONIA Index ....................................................... 478 03/18/25 138,532 291,582
(21,686,327)
Short Contracts
Euro- Bobl ............................................................... 4,428 03/08/23 548,650 16,614,534
Euro-BTP ............................................................... 5,219 03/08/23 608,501 45,409,537
Euro- Buxl ............................................................... 688 03/08/23 99,600 15,533,411
Euro-OAT ............................................................... 1,071 03/08/23 145,943 5,422,086
Euro-Schatz ............................................................. 2,849 03/08/23 321,501 3,802,786
Japan 10 Year Bond ........................................................ 635 03/13/23 703,803 12,522,037
Australia 3 Year Bond ....................................................... 3,963 03/15/23 288,160 4,017,627
DAX Index .............................................................. 123 03/17/23 45,831 1,913,998
EURO STOXX 50 Index ..................................................... 4,410 03/17/23 178,602 8,253,336
EURO STOXX Banks Price Index ............................................... 5,398 03/17/23 27,796 (905,343)
NASDAQ 100 E-Mini Index ................................................... 246 03/17/23 54,229 3,975,385
Russell 2000 E-Mini Index .................................................... 1,194 03/17/23 105,723 3,768,591
S&P 500 E-Mini Index ...................................................... 288 03/17/23 55,598 (108,397)
Canada 10 Year Bonds ...................................................... 150 03/22/23 13,576 316,564
U.S. Treasury 10 Year Note ................................................... 18,412 03/22/23 2,064,733 38,422,227
U.S. Treasury 10 Year Ultra Note ............................................... 35,369 03/22/23 4,169,674 40,426,671
U.S. Treasury Long Bond .................................................... 2,380 03/22/23 296,756 7,182,275
U.S. Treasury Ultra Bond .................................................... 6,632 03/22/23 885,579 45,192,889
Long Gilt ............................................................... 1,309 03/29/23 158,093 8,970,562
U.S. Treasury 5 Year Note .................................................... 26,896 03/31/23 2,900,145 9,793,256
3 Month SOFR ........................................................... 389 09/17/24 93,535 39,634
3 Month SOFR ........................................................... 125 12/17/24 30,139 117,342
270,681,008
$ 248,994,681
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 10,045,000 USD 10,717,068 JPMorgan Chase Bank NA 01/04/23 $ 35,602
AUD 43,535,993 USD 29,527,000 Royal Bank of Canada 01/06/23 116,919
CAD 40,006,550 USD 29,527,000 Royal Bank of Canada 01/06/23 20,228
EUR 27,660,109 USD 29,527,000 JPMorgan Chase Bank NA 01/06/23 85,967
GBP 24,544,929 USD 29,527,000 Royal Bank of Canada 01/06/23 148,163
AUD 18,526,000 CAD 16,842,857 Natwest Markets plc 01/12/23 177,798
AUD 35,000,000 USD 23,598,502 JPMorgan Chase Bank NA 01/12/23 239,178
AUD 17,074,000 USD 11,482,475 Morgan Stanley & Co. International plc 01/12/23 146,226
AUD 30,503,000 USD 20,513,359 Natwest Markets plc 01/12/23 261,519
CAD 18,381,879 USD 13,534,000 Citibank NA 01/12/23 42,520
CAD 53,252,049 USD 39,126,000 JPMorgan Chase Bank NA 01/12/23 204,990

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
CLP 17,125,674,500 USD 19,522,000 Citibank NA 01/12/23 $ 651,514
CZK 797,862,315 USD 33,788,000 BNP Paribas SA 01/12/23 1,500,024
CZK 544,569,696 USD 23,492,000 Citibank NA 01/12/23 593,344
EUR 130,827,000 USD 136,953,548 HSBC Bank plc 01/12/23 3,170,077
HUF 12,546,399,648 USD 31,438,000 Barclays Bank plc 01/12/23 2,107,460
JPY 1,787,323,324 EUR 12,491,000 Canadian Imperial Bank of Commerce 01/12/23 255,011
JPY 2,159,797,068 USD 15,696,000 Citibank NA 01/12/23 778,842
JPY 2,124,138,962 USD 15,622,000 Deutsche Bank AG 01/12/23 580,842
JPY 2,283,224,832 USD 16,950,000 JPMorgan Chase Bank NA 01/12/23 466,344
JPY 1,691,286,886 USD 12,277,000 Standard Chartered Bank 01/12/23 624,065
KRW 29,887,017,600 USD 23,262,000 Bank of America NA 01/12/23 475,166
MXN 312,016,294 USD 15,702,000 Citibank NA 01/12/23 286,706
MXN 925,509,961 USD 46,902,000 HSBC Bank plc 01/12/23 524,068
NOK 162,818,071 USD 16,292,000 Deutsche Bank AG 01/12/23 333,290
PLN 70,057,280 USD 15,644,000 JPMorgan Chase Bank NA 01/12/23 337,058
THB 549,892,256 USD 15,763,000 Citibank NA 01/12/23 125,732
THB 549,523,866 USD 15,696,000 JPMorgan Chase Bank NA 01/12/23 182,088
USD 16,846,846 AUD 24,492,000 Bank of America NA 01/12/23 165,918
USD 23,550,000 CAD 31,748,686 JPMorgan Chase Bank NA 01/12/23 101,002
USD 15,645,630 EUR 14,574,000 Deutsche Bank AG 01/12/23 35,996
USD 7,835,230 GBP 6,346,000 JPMorgan Chase Bank NA 01/12/23 161,585
USD 24,895,737 GBP 20,317,000 Standard Chartered Bank 01/12/23 328,224
USD 16,664,553 GBP 13,386,000 UBS AG 01/12/23 478,072
USD 15,798,000 INR 1,293,508,644 JPMorgan Chase Bank NA 01/12/23 167,510
USD 23,544,000 MXN 457,306,884 HSBC Bank plc 01/12/23 110,144
USD 23,534,000 MXN 456,284,958 Toronto Dominion Bank 01/12/23 152,510
USD 7,817,000 NOK 76,479,654 Deutsche Bank AG 01/12/23 7,692
USD 15,585,494 NZD 24,188,000 Bank of America NA 01/12/23 226,830
ZAR 206,585,788 USD 11,745,000 Citibank NA 01/12/23 405,154
ZAR 1,064,853,855 USD 62,094,000 Goldman Sachs International 01/12/23 534,404
ZAR 275,543,846 USD 15,636,000 JPMorgan Chase Bank NA 01/12/23 569,858
USD 7,754,000 BRL 40,591,898 BNP Paribas SA 02/02/23 111,558
USD 23,586,000 TWD 719,726,790 Citibank NA 02/17/23 56,626
USD 67,940,815 MXN 1,334,602,190 Citibank NA 02/21/23 70,734
USD 35,246,726 MXN 684,623,910 Deutsche Bank AG 02/21/23 430,748
BRL 724,085,876 USD 133,064,640 Goldman Sachs International 03/15/23 2,269,905
CNY 42,680,000 USD 6,168,162 Bank of America NA 03/15/23 32,749
CNY 42,680,000 USD 6,147,317 HSBC Bank plc 03/15/23 53,594
CNY 42,680,000 USD 6,155,651 JPMorgan Chase Bank NA 03/15/23 45,260
CNY 42,680,000 USD 6,149,395 UBS AG 03/15/23 51,516
EUR 48,030,000 USD 51,482,659 Bank of America NA 03/15/23 180,202
EUR 84,761,435 USD 90,867,220 Citibank NA 03/15/23 305,344
EUR 8,100,000 USD 8,621,735 Deutsche Bank AG 03/15/23 90,927
EUR 191,100,000 USD 204,670,919 Goldman Sachs International 03/15/23 883,375
EUR 10,840,000 USD 11,636,614 HSBC Bank plc 03/15/23 23,294
EUR 22,290,000 USD 23,788,449 JPMorgan Chase Bank NA 03/15/23 187,509
EUR 21,292,100 USD 22,817,608 Morgan Stanley & Co. International plc 03/15/23 84,969
EUR 6,050,000 USD 6,454,666 Standard Chartered Bank 03/15/23 52,940
EUR 5,420,000 USD 5,805,915 State Street Bank and Trust Co. 03/15/23 24,039
EUR 14,959,000 USD 15,987,342 UBS AG 03/15/23 103,117
IDR 138,960,000,000 USD 8,903,697 BNP Paribas SA 03/15/23 65,337
IDR 473,140,000,000 USD 30,360,414 JPMorgan Chase Bank NA 03/15/23 177,934
INR 4,903,610,304 USD 58,944,000 BNP Paribas SA 03/15/23 51,698
JPY 3,905,000,000 USD 29,824,642 BNP Paribas SA 03/15/23 213,379
JPY 434,520,000 USD 3,325,578 Deutsche Bank AG 03/15/23 16,835
JPY 5,571,750,000 USD 42,573,363 HSBC Bank plc 03/15/23 285,625
JPY 6,277,090,000 USD 47,555,412 JPMorgan Chase Bank NA 03/15/23 729,188
JPY 23,341,467,972 USD 172,207,603 Morgan Stanley & Co. International plc 03/15/23 7,339,520
JPY 803,030,000 USD 6,152,624 State Street Bank and Trust Co. 03/15/23 24,439
JPY 1,303,480,000 USD 9,816,753 UBS AG 03/15/23 209,870
MXN 1,165,937,503 USD 58,343,404 Citibank NA 03/15/23 723,004
MXN 199,661,748 USD 9,990,000 Morgan Stanley & Co. International plc 03/15/23 124,867
MXN 3,528,143,598 USD 175,085,286 Royal Bank of Canada 03/15/23 3,650,511

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
NOK 160,044,848 USD 16,250,000 HSBC Bank plc 03/15/23 $ 136,202
SGD 71,000,000 USD 52,325,153 Bank of America NA 03/15/23 743,740
SGD 71,000,000 USD 52,416,318 BNP Paribas SA 03/15/23 652,575
THB 674,200,000 USD 19,295,716 Barclays Bank plc 03/15/23 304,115
USD 1,017,306,486 GBP 833,717,000 Toronto Dominion Bank 03/15/23 7,614,615
USD 16,235,271 HKD 126,314,000 JPMorgan Chase Bank NA 03/15/23 30,857
USD 18,560,187 INR 1,540,000,000 Citibank NA 03/15/23 32,333
USD 8,106,166 NOK 78,980,000 JPMorgan Chase Bank NA 03/15/23 19,794
USD 70,711,882 SEK 717,625,086 BNP Paribas SA 03/15/23 1,662,496
USD 18,237,985 TWD 550,400,000 Barclays Bank plc 03/15/23 194,795
USD 9,645,857 TWD 292,800,000 BNP Paribas SA 03/15/23 47,299
ZAR 1,046,379,851 USD 58,945,000 Citibank NA 03/15/23 2,268,708
50,293,782
USD 10,085,277 EUR 10,045,000 JPMorgan Chase Bank NA 01/04/23 (667,395)
USD 9,846,553 EUR 9,764,000 State Street Bank and Trust Co. 01/04/23 (605,321)
USD 29,527,000 AUD 43,693,556 Morgan Stanley & Co. International plc 01/06/23 (224,205)
USD 29,527,000 CAD 40,120,919 Morgan Stanley & Co. International plc 01/06/23 (104,696)
USD 29,527,000 EUR 27,787,871 Morgan Stanley & Co. International plc 01/06/23 (222,750)
USD 29,527,000 GBP 24,530,356 Morgan Stanley & Co. International plc 01/06/23 (130,543)
EUR 24,860,000 PLN 117,599,782 UBS AG 01/12/23 (199,615)
MXN 464,194,287 GBP 19,984,000 UBS AG 01/12/23 (378,058)
USD 15,613,501 AUD 23,088,000 Morgan Stanley & Co. International plc 01/12/23 (111,195)
USD 15,702,000 CAD 21,424,144 HSBC Bank plc 01/12/23 (121,482)
USD 25,426,000 CHF 23,852,102 BNP Paribas SA 01/12/23 (392,340)
USD 27,394,000 CLP 24,076,501,760 Bank of America NA 01/12/23 (967,373)
USD 13,594,000 CLP 11,793,965,750 Citibank NA 01/12/23 (298,926)
USD 5,872,000 CLP 5,404,823,680 Deutsche Bank AG 01/12/23 (494,714)
USD 1,957,000 CLP 1,694,105,231 Goldman Sachs International 01/12/23 (38,603)
USD 23,436,280 EUR 22,132,000 Deutsche Bank AG 01/12/23 (268,430)
USD 15,652,252 EUR 14,652,000 JPMorgan Chase Bank NA 01/12/23 (40,926)
USD 41,885,690 EUR 39,434,000 UBS AG 01/12/23 (350,508)
USD 19,734,354 GBP 16,414,000 State Street Bank and Trust Co. 01/12/23 (113,614)
USD 15,644,000 HUF 6,258,402,068 Goldman Sachs International 01/12/23 (1,089,164)
USD 14,000 JPY 1,928,572 Natwest Markets plc 01/12/23 (711)
USD 15,655,000 NOK 156,027,824 Deutsche Bank AG 01/12/23 (276,940)
USD 8,475,000 NOK 83,242,253 Goldman Sachs International 01/12/23 (24,834)
USD 15,519,572 NZD 24,564,000 Bank of America NA 01/12/23 (77,842)
USD 16,056,000 PLN 73,184,934 UBS AG 01/12/23 (638,522)
USD 11,745,000 ZAR 201,995,505 BNP Paribas SA 01/12/23 (135,181)
USD 23,544,000 ZAR 403,438,212 Citibank NA 01/12/23 (183,848)
USD 11,631,000 ZAR 200,091,711 Deutsche Bank AG 01/12/23 (137,211)
USD 23,554,000 ZAR 412,035,940 HSBC Bank plc 01/12/23 (679,516)
USD 7,870,000 ZAR 134,343,159 Morgan Stanley & Co. International plc 01/12/23 (31,270)
USD 18,881,924 COP 94,352,972,800 BNP Paribas SA 02/16/23 (416,278)
USD 23,634,789 EUR 22,209,538 Deutsche Bank AG 02/21/23 (219,223)
USD 21,720,441 EUR 20,504,000 Natwest Markets plc 02/21/23 (301,749)
USD 1,418,068 EUR 1,331,808 Royal Bank of Canada 02/21/23 (12,352)
USD 49,570,486 EUR 46,850,000 Standard Chartered Bank 02/21/23 (748,457)
USD 34,617,353 MXN 693,402,897 JPMorgan Chase Bank NA 02/21/23 (645,073)
USD 15,748,699 ZAR 271,798,920 Bank of America NA 02/21/23 (179,502)
USD 19,526,262 ZAR 337,943,032 Deutsche Bank AG 02/21/23 (278,175)
USD 14,694,824 ZAR 256,473,450 Goldman Sachs International 02/21/23 (335,260)
USD 23,356,197 EUR 21,942,645 Bank of America NA 03/14/23 (244,474)
BRL 311,903,838 USD 58,343,404 Bank of America NA 03/15/23 (47,330)
EUR 27,460,000 USD 29,585,950 Deutsche Bank AG 03/15/23 (48,949)
EUR 5,420,000 USD 5,837,764 HSBC Bank plc 03/15/23 (7,810)
JPY 819,300,000 USD 6,316,944 JPMorgan Chase Bank NA 03/15/23 (14,729)
NOK 215,900,000 EUR 20,753,972 Natwest Markets plc 03/15/23 (218,811)
NOK 684,788,203 USD 70,599,168 Bank of America NA 03/15/23 (487,082)
SEK 74,470,000 USD 7,178,869 Deutsche Bank AG 03/15/23 (13,417)
SEK 231,320,000 USD 22,363,036 JPMorgan Chase Bank NA 03/15/23 (105,587)
TWD 126,100,000 USD 4,157,622 Barclays Bank plc 03/15/23 (23,816)

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
TWD 126,100,000 USD 4,162,630 JPMorgan Chase Bank NA 03/15/23 $ (28,825)
USD 48,444,526 AUD 72,001,000 Deutsche Bank AG 03/15/23 (717,157)
USD 5,217,460 BRL 28,292,000 UBS AG 03/15/23 (70,428)
USD 24,264,606 CAD 33,088,000 Bank of America NA 03/15/23 (185,890)
USD 2,796,422 CNY 19,312,000 BNP Paribas SA 03/15/23 (9,389)
USD 24,652,362 CNY 170,720,000 Morgan Stanley & Co. International plc 03/15/23 (151,284)
USD 194,634,681 CNY 1,350,570,052 Royal Bank of Canada 03/15/23 (1,587,561)
USD 152,324,647 EUR 142,238,240 Bank of America NA 03/15/23 (672,115)
USD 12,921,198 EUR 12,053,000 Bank of Montreal 03/15/23 (43,459)
USD 112,797,814 EUR 105,350,000 BNP Paribas SA 03/15/23 (520,578)
USD 37,962,835 EUR 35,388,667 Citibank NA 03/15/23 (102,539)
USD 123,100,528 EUR 114,663,760 Deutsche Bank AG 03/15/23 (236,093)
USD 14,653,469 EUR 13,680,000 HSBC Bank plc 03/15/23 (61,250)
USD 4,448,862 EUR 4,157,143 JPMorgan Chase Bank NA 03/15/23 (22,716)
USD 20,181,754 EUR 18,923,500 JPMorgan Chase Bank NA 03/15/23 (173,069)
USD 10,424,320 EUR 9,763,000 Morgan Stanley & Co. International plc 03/15/23 (77,127)
USD 7,127,141 EUR 6,666,000 Natwest Markets plc 03/15/23 (43,057)
USD 37,972,352 EUR 35,597,000 Royal Bank of Canada 03/15/23 (317,110)
USD 4,143,124,084 EUR 3,881,569,000 UBS AG 03/15/23 (32,036,442)
USD 16,068,412 IDR 250,196,427,113 Barclays Bank plc 03/15/23 (80,266)
USD 9,980,000 JPY 1,329,602,865 HSBC Bank plc 03/15/23 (247,565)
USD 58,078,737 JPY 7,623,701,404 Morgan Stanley & Co. International plc 03/15/23 (564,261)
USD 12,905,401 JPY 1,738,000,000 UBS AG 03/15/23 (463,634)
USD 19,424,738 KRW 25,190,000,000 Bank of America NA 03/15/23 (610,935)
USD 354,870 MXN 7,122,000 UBS AG 03/15/23 (5,931)
USD 7,168,152 NOK 70,340,000 Deutsche Bank AG 03/15/23 (33,613)
USD 14,338,069 NOK 140,660,000 JPMorgan Chase Bank NA 03/15/23 (63,415)
USD 52,567,134 SGD 71,005,000 Barclays Bank plc 03/15/23 (505,496)
USD 52,389,041 SGD 70,995,000 UBS AG 03/15/23 (676,114)
(53,661,126)
$ (3,367,344)
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out
Morgan Stanley & Co.
International plc 01/06/23 CNH 7.35 CNH 7.65 USD 120,730 $ 432
USD Currency ............... One-Touch Bank of America NA 01/13/23 JPY 137.00 JPY 137.00 USD 1,000 69,537
USD Currency ............... Up and Out Royal Bank of Canada 01/20/23 CAD 1.39 CAD 1.43 USD 40,715 25,263
95,232
Put
EUR Currency ............... One-Touch Citibank NA 01/18/23 USD 0.85 USD 0.85 EUR 4,000 6
USD Currency ............... Down and Out Bank of America NA 02/07/23 MXN 19.55 MXN 19.10 USD 46,866 126,424
USD Currency ............... One-Touch Citibank NA 03/07/23 JPY 130.00 JPY 130.00 USD 3,020 1,425,745
USD Currency ............... One-Touch Citibank NA 03/07/23 JPY 125.00 JPY 125.00 USD 3,020 650,295
USD Currency ............... One-Touch Bank of America NA 03/23/23 BRL 4.65 BRL 4.65 USD 4,912 273,348
USD Currency ............... One-Touch Bank of America NA 03/28/23 JPY 105.00 JPY 105.00 USD 8,990 93,797
USD Currency ............... One-Touch Bank of America NA 03/28/23 JPY 105.00 JPY 105.00 USD 8,990 93,797
USD Currency ............... One-Touch Bank of America NA 04/19/23 JPY 110.00 JPY 110.00 USD 6,500 192,063
GBP Currency ............... One-Touch JPMorgan Chase Bank NA 05/11/23 USD 1.00 USD 1.00 GBP 8,725 322,778
USD Currency ............... One-Touch Bank of America NA 05/19/23 JPY 110.00 JPY 110.00 USD 10,000 370,502
USD Currency ............... One-Touch Citibank NA 09/07/23 JPY 125.00 JPY 125.00 USD 3,021 1,161,340
4,710,095
$ 4,805,327
$ –

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 ......................... 5,401 01/06/23 USD 292.00 USD 143,818 $ 10,802
S&P 500 Index ............................. 900 01/06/23 USD 4,090.00 USD 345,555 11,250
3 Month SOFR Interest Futures .................. 6,000 01/13/23 USD 95.50 USD 1,500,000 75,000
3 Month SOFR Interest Futures .................. 13,112 01/13/23 USD 95.13 USD 3,278,000 1,557,050
SPDR S&P 500 ETF Trust ...................... 2,399 01/13/23 USD 410.00 USD 91,745 45,581
CBOE Volatility Index ......................... 1,000 01/18/23 USD 32.00 USD 2,167 31,000
Abbott Laboratories .......................... 357 01/20/23 USD 105.00 USD 3,920 200,813
Adobe, Inc. ................................ 65 01/20/23 USD 480.00 USD 2,187 195
Align Technology, Inc. ......................... 91 01/20/23 USD 240.00 USD 1,919 15,698
Alphabet, Inc. .............................. 580 01/20/23 USD 125.00 USD 5,146 870
Booking Holdings, Inc. ........................ 21 01/20/23 USD 2,000.00 USD 4,232 164,010
CVS Health Corp. ........................... 1,020 01/20/23 USD 105.00 USD 9,505 6,630
Dynatrace , Inc. ............................. 397 01/20/23 USD 45.00 USD 1,521 5,955
Eli Lilly & Co. .............................. 124 01/20/23 USD 340.00 USD 4,536 347,510
Energy Select Sector SPDR Fund ................ 1,300 01/20/23 USD 95.00 USD 11,371 44,200
Exxon Mobil Corp. ........................... 700 01/20/23 USD 120.00 USD 7,721 22,400
Glencore plc ............................... 397 01/20/23 GBP 5.68 GBP 2,259 46,963
Humana, Inc. .............................. 61 01/20/23 USD 500.00 USD 3,124 127,795
Intuit, Inc. ................................. 66 01/20/23 USD 450.00 USD 2,569 5,610
Invesco QQQ Trust 1 ......................... 1,500 01/20/23 USD 320.00 USD 39,942 3,750
iShares China Large-Cap ETF ................... 2,083 01/20/23 USD 44.00 USD 5,895 7,291
iShares iBoxx $ High Yield Corporate Bond ETF ....... 12,000 01/20/23 USD 75.00 USD 88,356 414,000
KLA Corp. ................................ 110 01/20/23 USD 400.00 USD 4,147 68,200
Lululemon Athletica , Inc. ....................... 250 01/20/23 USD 360.00 USD 8,010 41,000
Marathon Oil Corp. .......................... 2,250 01/20/23 USD 32.00 USD 6,091 16,875
McKesson Corp. ............................ 214 01/20/23 USD 400.00 USD 8,028 34,240
Northrop Grumman Corp. ...................... 120 01/20/23 USD 560.00 USD 6,547 87,600
Otis Worldwide Corp. ......................... 413 01/20/23 USD 85.00 USD 3,234 7,228
Ovintiv , Inc. ................................ 700 01/20/23 USD 60.00 USD 3,550 17,500
Rockwell Automation, Inc. ...................... 320 01/20/23 USD 280.00 USD 8,242 52,000
S&P 500 Index ............................. 204 01/20/23 USD 6,000.00 USD 78,326 1,530
Salesforce, Inc. ............................. 216 01/20/23 USD 210.00 USD 2,864 324
Salesforce, Inc. ............................. 218 01/20/23 USD 200.00 USD 2,890 436
ServiceNow , Inc. ............................ 74 01/20/23 USD 550.00 USD 2,873 1,480
SPDR S&P 500 ETF Trust ...................... 7,000 01/20/23 USD 415.00 USD 267,701 150,500
XPO, Inc. ................................. 278 01/20/23 USD 57.50 USD 1,851 26,410
U.S. Treasury 10 Year Note ..................... 1,775 01/27/23 USD 114.50 USD 177,500 360,547
U.S. Treasury 5 Year Note ...................... 2,500 01/27/23 USD 109.00 USD 250,000 566,408
3 Month SOFR Interest Futures .................. 5,000 02/10/23 USD 95.25 USD 1,250,000 593,750
Amazon.com, Inc. ........................... 2,000 02/17/23 USD 100.00 USD 16,800 276,000
Eli Lilly & Co. .............................. 300 02/17/23 USD 380.00 USD 10,975 298,500
iShares China Large-Cap ETF ................... 19,999 02/17/23 USD 31.00 USD 56,597 1,329,934
iShares China Large-Cap ETF ................... 19,999 02/17/23 USD 30.00 USD 56,597 1,949,903
S&P 500 Index ............................. 100 02/17/23 USD 4,400.00 USD 38,395 22,750
U.S. Treasury 10 Year Note ..................... 92 02/24/23 USD 115.50 USD 9,200 28,750
3 Month SOFR Interest Futures .................. 1,499 03/10/23 USD 95.50 USD 374,750 103,056
3 Month SOFR Interest Futures .................. 2,940 03/10/23 USD 97.13 USD 735,000 18,375
EURO STOXX Banks Price Index ................. 2,938 03/17/23 EUR 90.00 EUR 14,082 1,332,686
iShares China Large-Cap ETF ................... 5,000 03/17/23 USD 31.00 USD 14,150 502,500
iShares China Large-Cap ETF ................... 15,001 03/17/23 USD 32.00 USD 42,453 1,095,073
3 Month SOFR Interest Futures .................. 2,998 04/14/23 USD 95.75 USD 749,500 243,588
EOG Resources, Inc. ......................... 1,200 04/21/23 USD 158.50 USD 15,542 354,000
Rockwell Automation, Inc. ...................... 199 04/21/23 USD 290.00 USD 5,126 140,295
Intel Corp. ................................ 722 06/16/23 USD 42.50 USD 1,908 7,220
Intel Corp. ................................ 2,000 06/16/23 USD 40.00 USD 5,286 31,000
Lions Gate Entertainment Corp. .................. 500 06/16/23 USD 10.00 USD 272 12,500
3 Month SOFR Interest Futures .................. 847 09/15/23 USD 97.25 USD 211,750 497,613
13,414,144
Put
U.S. Treasury 10 Year Note ..................... 9,839 01/06/23 USD 113.50 USD 9,839 12,913,688
CBOE Volatility Index ......................... 8,103 01/18/23 USD 22.00 USD 17,559 664,437

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Avis Budget Group, Inc. ....................... 143 01/20/23 USD 75.00 USD 2,344 $ 3,933
Consumer Staples Select Sector SPDR Fund ......... 4,937 01/20/23 USD 73.00 USD 36,805 681,306
EURO STOXX 50 Index ....................... 414 01/20/23 EUR 3,100.00 EUR 15,706 4,432
EURO STOXX 50 Index ....................... 749 01/20/23 EUR 3,725.00 EUR 28,414 361,998
First Quantum Minerals Ltd. .................... 850 01/20/23 CAD 21.00 CAD 2,405 13,183
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,600 01/20/23 USD 71.00 USD 19,144 46,800
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 1,000 01/20/23 USD 103.50 USD 10,543 59,000
PG&E Corp. ............................... 2,000 01/20/23 USD 7.00 USD 3,252 6,000
S&P 500 Index ............................. 117 01/20/23 USD 3,000.00 USD 44,922 6,143
S&P 500 Index ............................. 117 01/20/23 USD 3,300.00 USD 44,922 21,645
Sabre Corp. ............................... 1,400 01/20/23 USD 5.00 USD 865 9,800
SPDR S&P 500 ETF Trust ...................... 400 01/20/23 USD 360.00 USD 15,297 53,200
SPDR S&P Regional Banking ETF ................ 8,978 01/20/23 USD 56.00 USD 52,737 511,746
STMicroelectronics NV ........................ 1,000 01/20/23 USD 25.00 USD 3,557 17,500
Xerox Holdings Corp. ......................... 1,500 01/20/23 USD 10.00 USD 2,190 18,750
U.S. Treasury 10 Year Note ..................... 225 01/27/23 USD 111.50 USD 22,500 137,109
U.S. Treasury 30 Year Bond .................... 183 01/27/23 USD 129.00 USD 18,300 774,891
Carnival Corp. .............................. 1,000 02/17/23 USD 7.00 USD 806 39,500
Caterpillar, Inc. ............................. 625 02/17/23 USD 175.00 USD 14,973 38,750
Ford Motor Co. ............................. 2,000 02/17/23 USD 10.00 USD 2,326 54,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,825 02/17/23 USD 71.00 USD 20,800 159,613
Sabre Corp. ............................... 350 02/17/23 USD 5.00 USD 216 6,475
SoFi Technologies, Inc. ........................ 700 02/17/23 USD 4.00 USD 323 14,350
Xerox Holdings Corp. ......................... 1,000 02/17/23 USD 12.00 USD 1,460 22,500
U.S. Treasury 10 Year Note ..................... 122 02/24/23 USD 113.50 USD 12,200 245,906
Nikkei 225 Index ............................ 300 03/10/23 JPY 25,000.00 JPY 7,828,350 240,018
Carnival Corp. .............................. 1,000 03/17/23 USD 6.00 USD 806 30,500
DAX Index ................................ 500 03/17/23 EUR 13,000.00 EUR 34,809 577,374
Dufry AG ................................. 2,334 03/17/23 CHF 32.00 CHF 8,988 201,936
Ford Motor Co. ............................. 1,500 03/17/23 USD 9.00 USD 1,745 30,750
Hudson Pacific Properties, Inc. .................. 500 03/17/23 USD 7.50 USD 487 8,750
Invesco QQQ Trust 1 ......................... 1,000 03/17/23 USD 245.00 USD 26,628 547,500
Office Properties Income Trust ................... 500 03/17/23 USD 12.50 USD 668 35,000
SPDR S&P 500 ETF Trust ...................... 1,000 03/17/23 USD 348.00 USD 38,243 450,500
Vertiv Holdings Co. .......................... 500 03/17/23 USD 10.00 USD 683 17,500
Brandywine Realty Trust ....................... 500 04/21/23 USD 5.00 USD 308 10,000
Invesco Senior Loan ETF ...................... 4,000 04/21/23 USD 19.00 USD 8,212 130,000
Owl Rock Capital Corp. ....................... 2,000 04/21/23 USD 10.00 USD 2,310 60,000
19,226,483
$ 32,640,627
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........... Bank of America NA — 01/13/23 USD 1.06 EUR 191,600 $ 2,898,524
USD Currency ........... Bank of America NA — 01/13/23 CLP 920.00 USD 39,178 53,580
USD Currency ........... Bank of America NA — 01/19/23 JPY 145.00 USD 328,300 11,835
S&P 500 Index .......... Goldman Sachs International 18,712 01/20/23 USD 3,949.00 USD 71,845 172,150
USD Currency ........... HSBC Bank plc — 01/25/23 JPY 155.00 USD 100,006 177
EUR Currency ........... Morgan Stanley & Co. International plc — 02/07/23 USD 1.06 EUR 174,845 3,462,256
USD Currency ........... Deutsche Bank AG — 02/23/23 NOK 10.00 USD 81,215 948,539
USD Currency ........... Citibank NA — 03/10/23 JPY 137.00 USD 54,564 271,706
AUD Currency ........... Citibank NA — 03/13/23 NZD 1.06 AUD 14,480 203,972
EUR Currency ........... Deutsche Bank AG — 03/14/23 USD 1.10 EUR 365,850 2,652,696
USD Currency ........... BNP Paribas SA — 03/16/23 JPY 155.00 USD 100,085 9,133
EUR Currency ........... JPMorgan Chase Bank NA — 05/17/23 CNH 7.70 EUR 50,020 377,101
11,061,669

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
USD Currency ........... Citibank NA — 01/05/23 JPY 141.00 USD 147,490 $ 11,069,836
GBP Currency ........... JPMorgan Chase Bank NA — 01/17/23 USD 1.21 GBP 31,704 386,043
Financial Select Sector SPDR
Fund ............... Goldman Sachs International 2,296,000 01/20/23 USD 35.00 USD 78,523 2,457,432
SoftBank Group Corp. ..... Morgan Stanley & Co. International plc 5,275 01/31/23 JPY 5,500.00 JPY 29,772 837,041
USD Currency ........... HSBC Bank plc — 01/31/23 MXN 19.35 USD 39,240 270,521
GBP Currency ........... Morgan Stanley & Co. International plc — 02/02/23 USD 1.21 GBP 34,736 558,701
EUR Currency ........... Morgan Stanley & Co. International plc — 02/07/23 USD 0.97 EUR 174,845 13,634
USD Currency ........... Royal Bank of Canada — 02/13/23 CAD 1.30 USD 81,213 65,835
EUR Currency ........... HSBC Bank plc — 02/14/23 USD 0.96 EUR 52,865 4,790
EUR Currency ........... HSBC Bank plc — 02/14/23 USD 1.00 EUR 81,261 42,923
USD Currency ........... HSBC Bank plc — 02/16/23 BRL 5.30 USD 31,480 770,365
USD Currency ........... Citibank NA — 02/17/23 JPY 131.00 USD 40,000 874,292
USD Currency ........... Citibank NA — 02/23/23 ZAR 16.90 USD 77,065 1,444,026
USD Currency ........... Deutsche Bank AG — 03/07/23 MXN 19.50 USD 79,661 1,047,301
CNH Currency .......... JPMorgan Chase Bank NA — 05/17/23 JPY 18.20 CNY 293,135 724,849
USD Currency ........... Bank of America NA — 06/06/23 JPY 123.25 USD 783,620 12,523,617
USD Currency ........... Bank of America NA — 06/16/23 JPY 126.70 USD 514,260 13,443,880
46,535,086
$ 57,596,755
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Dual Binary Option payout at expiry if USDJPY>137.06
and AUDUSD > 0.697 ...................... Bank of America NA 13,078,000 03/07/23 USD 1,792,471 $ 486,220
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.357 ............ Citibank NA 8,596,786 03/17/23 USD 31,697,554 921,691
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.342 ............ Citibank NA 8,596,786 04/21/23 USD 31,697,554 1,007,013
Dual Binary Option payout at expiry if S&P 500 <=
3,687.14 and 10 year swap <= 3.330 ............ Citibank NA 8,596,786 05/19/23 USD 31,697,554 1,079,344
$ 3,494,268
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
Markit CDX North
American High Yield
Index Series 39.V1 5.00 % Quarterly Deutsche Bank AG 01/18/23 USD 102.50 USD 30,000 $ 37,152
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Barclays Bank plc 02/15/23 USD 95.00 USD 22,500 82,858
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly
Goldman Sachs
International 01/18/23 USD 95.00 USD 20,000 18,276

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaptions Purchased (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Bought Protection on 5-Year
Credit Default Swap ...... 5.00%
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly Deutsche Bank AG 02/15/23 USD 96.00 USD 20,000 $ 93,290
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
Markit CDX North
American High Yield
Index Series 39.V1 Quarterly
Goldman Sachs
International 01/18/23 USD 96.00 USD 22,500 26,500
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 Quarterly Barclays Bank plc 01/18/23 EUR 500.00 EUR 38,800 243,682
Bought Protection on 5-Year
Credit Default Swap ...... 5.00
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 Quarterly Bank of America NA 01/18/23 EUR 550.00 EUR 33,300 75,234
539,840
$ 576,992
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.97% Semi-Annual
JPMorgan Chase
Bank NA 02/15/23 2.97 % USD 196,585 $ 322,889
1-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 0.80% Semi-Annual
Morgan Stanley & Co.
International plc 03/16/23 0.80 USD 1,990,697 267
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.07% Semi-Annual
Morgan Stanley & Co.
International plc 06/09/23 3.07 USD 30,000 407,133
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.00% At Termination
Goldman Sachs
International 06/30/23 4.00 USD 1,505,258 1,796,192
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.87% Semi-Annual
JPMorgan Chase
Bank NA 08/30/23 2.87 USD 153,615 2,251,869
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.53% Semi-Annual Barclays Bank plc 10/12/23 3.53 USD 80,389 3,222,860
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.05% Semi-Annual Citibank NA 10/24/23 3.05 USD 245,780 5,572,199
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.90% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 2.90 USD 245,780 4,627,858
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.82% Semi-Annual
Goldman Sachs
International 11/07/23 2.82 USD 100,384 1,732,896
30-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.85% Semi-Annual Citibank NA 11/14/23 2.85 USD 74,808 3,703,964
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.06% Semi-Annual
Morgan Stanley & Co.
International plc 12/05/23 3.06 USD 144,686 3,684,539
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 0.05% Annual Barclays Bank plc 02/29/24 0.05 EUR 156,440 26,307
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.72% Semi-Annual Barclays Bank plc 03/07/24 2.72 USD 10,422 213,008
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.42% Semi-Annual Barclays Bank plc 09/30/24 3.42 USD 33,055 1,085,704
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.38% Semi-Annual
Goldman Sachs
International 09/30/24 3.38 USD 65,660 2,102,746
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.26% Semi-Annual
JPMorgan Chase
Bank NA 10/03/24 3.26 USD 22,180 652,248
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual
Goldman Sachs
International 12/23/24 3.09 USD 50,310 2,081,122
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.17% Semi-Annual UBS AG 06/05/25 1.17 USD 14,340 98,035
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.00% Semi-Annual
JPMorgan Chase
Bank NA 12/08/25 2.00 USD 65,210 1,180,397
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.92% Semi-Annual Barclays Bank plc 05/02/28 2.92 USD 68,266 3,135,971
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.79% Semi-Annual Citibank NA 06/27/28 2.79 USD 70,870 2,995,477

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.78% Semi-Annual
Morgan Stanley & Co.
International plc 01/11/29 2.78 % USD 6,210 $ 263,275
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.73% Semi-Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 721,665
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.62% Semi-Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 659,026
42,537,647
Put
10-Year Interest Rate Swap
(a)
3.11% Annual
6 month
EURIBOR Semi-Annual Barclays Bank plc 01/23/23 3.11 EUR 90,430 1,376,284
1-Year Interest Rate Swap
(a)
. 3.75% At Termination 1 day SOFR At Termination
Goldman Sachs
International 02/09/23 3.75 USD 1,961,252 23,162,734
1-Year Interest Rate Swap
(a)
. 2.47% At Termination 1 day SONIA At Termination
Goldman Sachs
International 04/03/23 2.47 GBP 987,522 25,084,674
1-Year Interest Rate Swap
(a)
. 1.00% Annual
6 month
EURIBOR Semi-Annual
Goldman Sachs
International 05/02/23 1.00 EUR 1,452,362 39,993,621
10-Year Interest Rate Swap
(a)
3.07% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/09/23 3.07 USD 30,000 1,480,005
10-Year Interest Rate Swap
(a)
3.90% Semi-Annual 1 day SOFR Annual Bank of America NA 06/13/23 3.90 USD 74,040 1,197,575
10-Year Interest Rate Swap
(a)
2.87% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 08/30/23 2.87 USD 153,615 9,642,055
10-Year Interest Rate Swap
(a)
3.53% Semi-Annual 1 day SOFR Annual Barclays Bank plc 10/12/23 3.53 USD 80,389 2,652,080
10-Year Interest Rate Swap
(a)
4.55% Semi-Annual 1 day SOFR Annual Citibank NA 10/24/23 4.55 USD 245,780 2,682,830
10-Year Interest Rate Swap
(a)
4.40% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 4.40 USD 245,780 3,217,752
10-Year Interest Rate Swap
(a)
4.82% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/07/23 4.82 USD 100,384 848,664
10-Year Interest Rate Swap
(a)
3.06% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/05/23 3.06 USD 144,686 7,849,571
10-Year Interest Rate Swap
(a)
2.72% Semi-Annual 1 day SOFR Annual Barclays Bank plc 03/07/24 2.72 USD 10,422 765,137
10-Year Interest Rate Swap
(a)
2.24% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/20/24 2.24 USD 110,550 11,291,460
5-Year Interest Rate Swap
(a)
. 3.42% Semi-Annual 1 day SOFR Annual Barclays Bank plc 09/30/24 3.42 USD 33,055 905,771
5-Year Interest Rate Swap
(a)
. 3.38% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 09/30/24 3.38 USD 65,660 1,842,396
5-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 10/03/24 3.26 USD 22,180 675,809
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 12/23/24 3.09 USD 50,310 3,084,113
10-Year Interest Rate Swap
(a)
1.17% Semi-Annual 1 day SOFR Annual UBS AG 06/05/25 1.17 USD 14,340 2,481,391
5-Year Interest Rate Swap
(a)
. 3.90% Semi-Annual 1 day SOFR Annual Bank of America NA 10/25/27 3.90 USD 42,945 1,228,743
5-Year Interest Rate Swap
(a)
. 4.10% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 10/25/27 4.10 USD 42,945 1,118,125
10-Year Interest Rate Swap
(a)
2.92% Semi-Annual 1 day SOFR Annual Barclays Bank plc 05/02/28 2.92 USD 68,266 5,423,531
10-Year Interest Rate Swap
(a)
2.78% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 01/11/29 2.78 USD 6,210 529,005
10-Year Interest Rate Swap
(a)
2.73% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 04/27/38 2.73 USD 14,735 826,095
10-Year Interest Rate Swap
(a)
2.62% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 02/22/39 2.62 USD 13,826 773,839
150,133,260
$ 192,670,907
(a)
Forward settling swaption.

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... One-Touch Citibank 01/13/23 JPY 137.00 USD 137.00 USD 1,000 $ (69,537)
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
Invesco QQQ Trust 1 .......................... 5,401 01/06/23 USD 312.00 USD 143,818 $ (5,401)
3 Month SOFR Interest Futures ................... 13,150 01/13/23 USD 95.38 USD 3,287,500 (164,375)
CBOE Volatility Index .......................... 1,000 01/18/23 USD 40.00 USD 2,167 (17,000)
Eli Lilly & Co. ............................... 124 01/20/23 USD 430.00 USD 4,536 (9,300)
Exxon Mobil Corp. ............................ 700 01/20/23 USD 130.00 USD 7,721 (1,750)
Humana, Inc. ............................... 61 01/20/23 USD 640.00 USD 3,124 (610)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 24,001 01/20/23 USD 78.00 USD 176,719 (72,003)
Schlumberger Ltd. ............................ 700 01/20/23 USD 60.00 USD 3,742 (25,900)
SPDR S&P 500 ETF Trust ....................... 3,500 01/20/23 USD 435.00 USD 133,851 (12,250)
Walt Disney Co. (The) ......................... 750 01/20/23 USD 105.00 USD 6,516 (5,625)
U.S. Treasury 10 Year Note ...................... 2,128 01/27/23 USD 116.50 USD 212,800 (99,750)
U.S. Treasury 5 Year Note ....................... 516 01/27/23 USD 108.25 USD 51,600 (249,938)
U.S. Treasury 5 Year Note ....................... 4,500 01/27/23 USD 110.00 USD 450,000 (351,563)
3 Month SOFR Interest Futures ................... 7,000 02/10/23 USD 95.50 USD 1,750,000 (350,000)
iShares China Large-Cap ETF .................... 19,999 02/17/23 USD 35.00 USD 56,597 (279,986)
iShares China Large-Cap ETF .................... 19,999 02/17/23 USD 34.00 USD 56,597 (419,979)
S&P 500 Index .............................. 900 02/17/23 USD 4,350.00 USD 345,555 (310,500)
EURO STOXX Banks Price Index .................. 2,938 03/17/23 EUR 100.00 EUR 14,082 (428,504)
iShares China Large-Cap ETF .................... 15,001 03/17/23 USD 37.00 USD 42,453 (225,015)
3 Month SOFR Interest Futures ................... 2,998 04/14/23 USD 96.25 USD 749,500 (149,900)
EOG Resources, Inc. .......................... 1,200 04/21/23 USD 178.50 USD 15,542 (120,000)
3 Month SOFR Interest Futures ................... 847 09/15/23 USD 97.75 USD 211,750 (269,981)
SPDR S&P 500 ETF Trust ....................... 799 12/15/23 USD 420.00 USD 30,556 (1,747,014)
(5,316,344)
Put
U.S. Treasury 10 Year Note ...................... 14,758 01/06/23 USD 112.00 USD 14,758 (5,073,063)
Abbott Laboratories ........................... 357 01/20/23 USD 90.00 USD 3,920 (2,856)
Align Technology, Inc. .......................... 91 01/20/23 USD 180.00 USD 1,919 (15,015)
Alphabet, Inc. ............................... 580 01/20/23 USD 100.00 USD 5,146 (655,400)
Booking Holdings, Inc. ......................... 21 01/20/23 USD 1,700.00 USD 4,232 (11,865)
CVS Health Corp. ............................ 1,020 01/20/23 USD 95.00 USD 9,505 (334,050)
Dynatrace , Inc. .............................. 397 01/20/23 USD 35.00 USD 1,521 (19,850)
Energy Select Sector SPDR Fund ................. 1,300 01/20/23 USD 80.00 USD 11,371 (65,000)
EURO STOXX 50 Index ........................ 414 01/20/23 EUR 2,800.00 EUR 15,706 (1,769)
EURO STOXX 50 Index ........................ 749 01/20/23 EUR 3,550.00 EUR 28,414 (88,996)
Exxon Mobil Corp. ............................ 180 01/20/23 USD 100.00 USD 1,985 (8,370)
First Quantum Minerals Ltd. ..................... 850 01/20/23 CAD 16.00 CAD 2,405 (10,672)
Glencore plc ................................ 397 01/20/23 GBP 4.41 GBP 2,259 (3,708)
Intuit, Inc. .................................. 66 01/20/23 USD 370.00 USD 2,569 (50,820)
Invesco QQQ Trust 1 .......................... 5,500 01/20/23 USD 265.00 USD 146,454 (3,198,250)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 1,000 01/20/23 USD 101.00 USD 10,543 (17,500)
KLA Corp. ................................. 110 01/20/23 USD 330.00 USD 4,147 (23,650)
Marathon Oil Corp. ........................... 2,250 01/20/23 USD 25.00 USD 6,091 (88,875)
McKesson Corp. ............................. 210 01/20/23 USD 360.00 USD 7,878 (74,025)
Micron Technology, Inc. ........................ 2,000 01/20/23 USD 47.50 USD 9,996 (209,000)
Northrop Grumman Corp. ....................... 120 01/20/23 USD 480.00 USD 6,547 (32,100)
Otis Worldwide Corp. .......................... 413 01/20/23 USD 65.00 USD 3,234 (4,130)
Ovintiv , Inc. ................................. 700 01/20/23 USD 45.00 USD 3,550 (49,000)
Rockwell Automation, Inc. ....................... 320 01/20/23 USD 240.00 USD 8,242 (53,600)
S&P 500 Index .............................. 234 01/20/23 USD 3,150.00 USD 89,844 (22,230)
ServiceNow , Inc. ............................. 74 01/20/23 USD 450.00 USD 2,873 (459,170)
SPDR S&P 500 ETF Trust ....................... 400 01/20/23 USD 340.00 USD 15,297 (13,000)
SPDR S&P Regional Banking ETF ................. 8,978 01/20/23 USD 52.00 USD 52,737 (94,269)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Exchange-Traded Options Written (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Walt Disney Co. (The) ......................... 750 01/20/23 USD 85.00 USD 6,516 $ (159,750)
XPO, Inc. .................................. 278 01/20/23 USD 45.00 USD 1,851 (261,320)
U.S. Treasury 30 Year Bond ..................... 183 01/27/23 USD 126.00 USD 18,300 (408,891)
Amazon.com, Inc. ............................ 2,000 02/17/23 USD 75.00 USD 16,800 (525,000)
Eli Lilly & Co. ............................... 300 02/17/23 USD 310.00 USD 10,975 (64,350)
Nikkei 225 Index ............................. 300 03/10/23 JPY 24,000.00 JPY 7,828,350 (1,291,527)
DAX Index ................................. 500 03/17/23 EUR 12,000.00 EUR 34,809 (236,168)
Invesco QQQ Trust 1 .......................... 1,000 03/17/23 USD 225.00 USD 26,628 (222,000)
SPDR S&P 500 ETF Trust ....................... 1,000 03/17/23 USD 318.00 USD 38,243 (140,000)
EOG Resources, Inc. .......................... 1,200 04/21/23 USD 113.50 USD 15,542 (630,000)
Rockwell Automation, Inc. ....................... 199 04/21/23 USD 220.00 USD 5,126 (117,410)
(14,736,649)
$ (20,052,993)
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Bank of America NA — 01/13/23 CLP 960.00 USD 54,848 $ (19,591)
USD Currency .............. Bank of America NA — 01/19/23 JPY 150.00 USD 328,300 (1,681)
S&P 500 Index ............. Goldman Sachs International 18,712 01/20/23 USD 4,141.00 USD 71,845 (11,695)
USD Currency .............. HSBC Bank plc — 01/31/23 MXN 20.00 USD 39,240 (235,775)
GBP Currency .............. Morgan Stanley & Co. International plc — 02/02/23 USD 1.28 GBP 34,736 (21,378)
EUR Currency .............. Morgan Stanley & Co. International plc — 02/07/23 USD 1.09 EUR 174,845 (933,805)
EUR Currency .............. HSBC Bank plc — 02/14/23 USD 1.05 EUR 20,316 (578,465)
USD Currency .............. Deutsche Bank AG — 02/23/23 NOK 10.50 USD 121,825 (406,518)
USD Currency .............. Deutsche Bank AG — 03/07/23 MXN 21.00 USD 79,661 (359,373)
USD Currency .............. Citibank NA — 03/10/23 JPY 142.00 USD 54,564 (76,865)
AUD Currency .............. Citibank NA — 03/13/23 NZD 1.09 AUD 14,480 (70,845)
USD Currency .............. Citibank NA — 03/16/23 JPY 155.00 USD 50,078 (4,570)
(2,720,561)
Put
USD Currency .............. Citibank NA — 01/05/23 MXN 19.75 USD 15,660 (223,254)
USD Currency .............. Bank of America NA — 01/13/23 CLP 860.00 USD 23,506 (563,366)
Financial Select Sector SPDR Fund Goldman Sachs International 2,296,000 01/20/23 USD 31.00 USD 78,523 (160,169)
SoftBank Group Corp. ........ Morgan Stanley & Co. International plc 5,275 01/31/23 JPY 5,000.00 JPY 29,772 (517,734)
GBP Currency .............. Morgan Stanley & Co. International plc — 02/02/23 USD 1.17 GBP 34,736 (127,350)
USD Currency .............. Barclays Bank plc — 02/13/23 CAD 1.30 USD 81,213 (65,835)
EUR Currency .............. HSBC Bank plc — 02/14/23 USD 0.96 EUR 134,080 (12,148)
USD Currency .............. HSBC Bank plc — 02/16/23 BRL 4.90 USD 47,220 (159,723)
USD Currency .............. Bank of America NA — 02/17/23 HUF 390.00 USD 23,712 (1,121,441)
USD Currency .............. Citibank NA — 02/23/23 ZAR 16.50 USD 121,680 (1,182,331)
USD Currency .............. Deutsche Bank AG — 02/23/23 NOK 9.50 USD 20,305 (168,555)
USD Currency .............. Deutsche Bank AG — 03/07/23 MXN 18.75 USD 79,661 (197,094)
USD Currency .............. Bank of America NA — 06/06/23 JPY 121.31 USD 783,620 (9,725,769)
USD Currency .............. Bank of America NA — 06/16/23 JPY 124.70 USD 514,260 (10,511,344)
(24,736,113)
$ (27,456,674)

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 5.00 % Quarterly Barclays Bank plc 01/18/23 NR EUR 600.00 EUR 38,800 $ (36,438)
Sold Protection on
5-Year Credit Default
Swap .........
ITRAXX EUROPE
CROSSOVER Index
Series 38.V1 5.00 Quarterly Bank of America NA 01/18/23 NR EUR 650.00 EUR 66,600 (34,650)
$ (71,088)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
. 1.25% Semi-Annual 1 day SOFR Annual Barclays Bank plc 01/12/23 1.25 % USD 184,725 $ —
2-Year Interest Rate Swap
(a)
. 1.36% Semi-Annual 1 day SOFR Annual
Wells Fargo Securities
LLC 01/18/23 1.36 USD 77,450 —
2-Year Interest Rate Swap
(a)
. 1.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 02/15/23 1.40 USD 988,820 (185)
10-Year Interest Rate Swap
(a)
2.67% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 02/15/23 2.67 USD 196,585 (85,358)
1-Year Interest Rate Swap
(a)
. 0.40% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.40 USD 1,990,697 (143)
1-Year Interest Rate Swap
(a)
. 0.60% Semi-Annual 3 month LIBOR Quarterly
Morgan Stanley & Co.
International plc 03/16/23 0.60 USD 1,990,697 (195)
10-Year Interest Rate Swap
(a)
2.67% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 USD 42,197 (228,603)
5-Year Interest Rate Swap
(a)
. 2.80% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 05/30/23 2.80 USD 394,655 (1,561,403)
2-Year Interest Rate Swap
(a)
. 3.30% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 05/30/23 3.30 USD 974,174 (1,790,533)
10-Year Interest Rate Swap
(a)
2.72% Semi-Annual 1 day SOFR Annual
Nomura International
plc 05/31/23 2.72 USD 24,820 (159,193)
10-Year Interest Rate Swap
(a)
2.84% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 132,233 (1,148,824)
5-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 06/08/23 2.50 USD 196,509 (504,805)
5-Year Interest Rate Swap
(a)
. 2.50% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/14/23 2.50 USD 460,779 (1,256,347)
10-Year Interest Rate Swap
(a)
3.10% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 06/15/23 3.10 USD 46,626 (696,552)
1-Year Interest Rate Swap
(a)
. 3.40% At Termination 1 day SOFR At Termination
Goldman Sachs
International 06/30/23 3.40 USD 1,505,258 (733,739)
10-Year Interest Rate Swap
(a)
2.75% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 07/19/23 2.75 USD 21,941 (213,589)
10-Year Interest Rate Swap
(a)
2.46% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 08/08/23 2.46 USD 96,713 (644,992)
10-Year Interest Rate Swap
(a)
2.44% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/10/23 2.44 USD 58,480 (379,110)
10-Year Interest Rate Swap
(a)
1.41% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 08/14/23 1.41 USD 85,550 (100,978)
10-Year Interest Rate Swap
(a)
1.48% Semi-Annual 1 day SOFR Annual Barclays Bank plc 08/14/23 1.48 USD 80,620 (107,049)
10-Year Interest Rate Swap
(a)
2.68% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 08/21/23 2.68 USD 63,641 (657,549)
10-Year Interest Rate Swap
(a)
2.86% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 08/31/23 2.86 USD 49,045 (704,345)
10-Year Interest Rate Swap
(a)
3.09% Semi-Annual 1 day SOFR Annual BNP Paribas SA 09/14/23 3.09 USD 97,795 (2,095,873)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 3.87% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 09/25/23 3.87 % USD 106,925 $ (975,487)
10-Year Interest Rate Swap
(a)
3.26% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/03/23 3.26 USD 43,410 (1,229,889)
2-Year Interest Rate Swap
(a)
. 3.09% Semi-Annual 1 day SOFR Annual Citibank NA 10/24/23 3.09 USD 983,120 (4,587,384)
2-Year Interest Rate Swap
(a)
. 3.97% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 10/26/23 3.97 USD 111,665 (1,256,566)
2-Year Interest Rate Swap
(a)
. 2.95% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 10/30/23 2.95 USD 983,120 (4,091,199)
2-Year Interest Rate Swap
(a)
. 3.26% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/07/23 3.26 USD 401,536 (2,398,326)
2-Year Interest Rate Swap
(a)
. 3.75% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 11/07/23 3.75 USD 218,765 (2,100,785)
10-Year Interest Rate Swap
(a)
3.69% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 11/10/23 3.69 USD 72,415 (3,585,887)
2-Year Interest Rate Swap
(a)
. 2.75% Semi-Annual 1 day SOFR Annual Citibank NA 11/14/23 2.75 USD 748,082 (2,726,876)
10-Year Interest Rate Swap
(a)
3.32% Semi-Annual 1 day SOFR Annual
JPMorgan Chase
Bank NA 11/16/23 3.32 USD 94,637 (3,180,301)
10-Year Interest Rate Swap
(a)
2.40% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/14/23 2.40 USD 127,090 (1,361,792)
10-Year Interest Rate Swap
(a)
3.02% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 12/14/23 3.02 USD 86,372 (2,138,452)
2-Year Interest Rate Swap
(a)
. 3.18% Semi-Annual 1 day SOFR Annual Barclays Bank plc 06/17/24 3.18 USD 82,805 (916,960)
2-Year Interest Rate Swap
(a)
. 4.25% Semi-Annual 1 day SOFR Annual Deutsche Bank AG 10/24/24 4.25 USD 131,216 (3,194,993)
2-Year Interest Rate Swap
(a)
. 4.25% Semi-Annual 1 day SOFR Annual
Wells Fargo Securities
LLC 10/24/24 4.25 USD 67,199 (1,636,236)
10-Year Interest Rate Swap
(a)
3.58% Semi-Annual 1 day SOFR Annual
Goldman Sachs
International 10/28/24 3.58 USD 92,135 (5,576,422)
2-Year Interest Rate Swap
(a)
. 3.63% Semi-Annual 1 day SOFR Annual Bank of America NA 10/28/24 3.63 USD 133,735 (2,293,933)
10-Year Interest Rate Swap
(a)
2.88% Semi-Annual 1 day SOFR Annual
Morgan Stanley & Co.
International plc 12/09/24 2.88 USD 57,000 (1,940,935)
5-Year Interest Rate Swap
(a)
. 2.15% Semi-Annual 1 day SOFR Annual Bank of America NA 08/23/27 2.15 USD 21,473 (371,146)
(58,632,934)
Put
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 1.75% Semi-Annual Barclays Bank plc 01/12/23 1.75 USD 184,725 (9,409,308)
10-Year Interest Rate Swap
(a)
6 month
EURIBOR Semi-Annual 3.41% Annual Barclays Bank plc 01/23/23 3.41 EUR 90,430 (353,470)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.40% At Termination
Goldman Sachs
International 02/09/23 4.40 USD 3,922,503 (22,557,935)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.60% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.60 USD 988,820 (33,609,761)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 2.70% Semi-Annual
Morgan Stanley & Co.
International plc 02/15/23 2.70 USD 988,820 (31,753,327)
3-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 3.36% Annual
JPMorgan Chase
Bank NA 02/15/23 3.36 EUR 591,760 (2,846,671)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 4.50% At Termination
Morgan Stanley & Co.
International plc 03/07/23 4.50 USD 1,988,333 (10,092,845)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.03% Semi-Annual
Goldman Sachs
International 03/08/23 4.03 USD 1,999,163 (16,589,329)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.27% Semi-Annual
Goldman Sachs
International 03/23/23 3.27 USD 375,845 (12,634,956)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 4.00% Semi-Annual Bank of America NA 03/28/23 4.00 USD 19,420 (159,956)
1-Year Interest Rate Swap
(a)
. 1 day SONIA At Termination 3.22% At Termination
Goldman Sachs
International 04/03/23 3.22 GBP 1,975,043 (33,241,121)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.40% Semi-Annual
Morgan Stanley & Co.
International plc 04/06/23 3.40 USD 250,247 (7,073,541)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.45% Semi-Annual
Morgan Stanley & Co.
International plc 04/18/23 3.45 USD 124,743 (3,377,242)
1-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.75% Annual
Goldman Sachs
International 05/02/23 1.75 EUR 2,904,724 (57,567,698)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.75% Semi-Annual Citibank NA 05/05/23 3.75 USD 250,390 (4,375,599)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.67% Semi-Annual
JPMorgan Chase
Bank NA 05/22/23 2.67 USD 42,197 (3,141,600)

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.30% Semi-Annual
JPMorgan Chase
Bank NA 05/30/23 4.30 % USD 394,655 $ (2,269,361)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.80% Semi-Annual
Morgan Stanley & Co.
International plc 05/30/23 4.80 USD 974,174 (2,549,867)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.72% Semi-Annual
Nomura International
plc 05/31/23 2.72 USD 24,820 (1,778,388)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.84% Semi-Annual
Morgan Stanley & Co.
International plc 06/07/23 2.84 USD 132,233 (8,382,440)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 06/08/23 4.00 USD 393,018 (3,736,972)
1-Year Interest Rate Swap
(a)
. 1 day SOFR At Termination 5.00% At Termination Bank of America NA 06/13/23 5.00 USD 592,340 (1,351,828)
5-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.90% Semi-Annual
Goldman Sachs
International 06/14/23 3.90 USD 460,779 (5,181,757)
2-Year Interest Rate Swap
(a)
. 1 day SONIA Annual 4.70% Annual Citibank NA 06/14/23 4.70 GBP 80,236 (606,165)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.10% Semi-Annual
Goldman Sachs
International 06/15/23 3.10 USD 46,626 (2,220,232)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.75% Semi-Annual Deutsche Bank AG 07/19/23 2.75 USD 21,941 (1,530,708)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.46% Semi-Annual
Morgan Stanley & Co.
International plc 08/08/23 2.46 USD 96,713 (8,632,486)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.44% Semi-Annual Deutsche Bank AG 08/10/23 2.44 USD 58,480 (5,317,038)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.41% Semi-Annual
Morgan Stanley & Co.
International plc 08/14/23 1.41 USD 85,550 (14,437,668)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.48% Semi-Annual Barclays Bank plc 08/14/23 1.48 USD 80,620 (13,143,917)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.68% Semi-Annual
JPMorgan Chase
Bank NA 08/21/23 2.68 USD 63,641 (4,749,521)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.86% Semi-Annual Deutsche Bank AG 08/31/23 2.86 USD 49,045 (3,124,946)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.09% Semi-Annual BNP Paribas SA 09/14/23 3.09 USD 97,795 (4,988,220)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.87% Semi-Annual
Morgan Stanley & Co.
International plc 09/25/23 3.87 USD 106,925 (994,016)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.26% Semi-Annual Deutsche Bank AG 10/03/23 3.26 USD 43,410 (1,889,060)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 5.09% Semi-Annual Citibank NA 10/24/23 5.09 USD 983,120 (2,360,522)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.97% Semi-Annual
JPMorgan Chase
Bank NA 10/26/23 3.97 USD 111,665 (924,180)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.95% Semi-Annual
JPMorgan Chase
Bank NA 10/30/23 4.95 USD 983,120 (2,808,297)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.75% Semi-Annual
Goldman Sachs
International 11/07/23 4.75 USD 218,765 (792,835)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 5.26% Semi-Annual
Goldman Sachs
International 11/07/23 5.26 USD 401,536 (810,542)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.69% Semi-Annual Deutsche Bank AG 11/10/23 3.69 USD 72,415 (2,093,607)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.75% Semi-Annual Citibank NA 11/14/23 4.75 USD 748,082 (2,730,695)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.32% Semi-Annual
JPMorgan Chase
Bank NA 11/16/23 3.32 USD 94,637 (3,985,278)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.90% Semi-Annual Citibank NA 12/01/23 3.90 USD 2,200,000 (19,336,369)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.02% Semi-Annual Deutsche Bank AG 12/14/23 3.02 USD 86,372 (4,860,222)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.60% Semi-Annual
Morgan Stanley & Co.
International plc 12/14/23 3.60 USD 127,090 (4,158,777)
2-Year Interest Rate Swap
(a)
.
6 month
EURIBOR Semi-Annual 1.05% Annual Barclays Bank plc 02/29/24 1.05 EUR 312,880 (13,691,239)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.18% Semi-Annual Barclays Bank plc 06/17/24 3.18 USD 82,805 (1,189,463)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.74% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 2.74 USD 74,330 (5,475,118)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.24% Semi-Annual
Morgan Stanley & Co.
International plc 06/20/24 3.24 USD 74,330 (3,785,791)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 1.99% Semi-Annual
Morgan Stanley & Co.
International plc 08/20/24 1.99 USD 116,580 (13,768,474)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.25% Semi-Annual Deutsche Bank AG 10/24/24 4.25 USD 131,216 (947,563)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 4.25% Semi-Annual
Wells Fargo Securities
LLC 10/24/24 4.25 USD 67,199 (485,271)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 3.58% Semi-Annual
Goldman Sachs
International 10/28/24 3.58 USD 92,135 (3,908,059)
2-Year Interest Rate Swap
(a)
. 1 day SOFR Annual 3.63% Semi-Annual Bank of America NA 10/28/24 3.63 USD 133,735 (1,479,759)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 2.88% Semi-Annual
Morgan Stanley & Co.
International plc 12/09/24 2.88 % USD 57,000 $ (3,985,115)
10-Year Interest Rate Swap
(a)
1 day SOFR Annual 4.00% Semi-Annual
JPMorgan Chase
Bank NA 12/08/25 4.00 USD 65,210 (2,518,066)
(431,764,191)
$ (490,397,125)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 33.V13 .................... 5.00 % Quarterly 12/20/24 USD 70,110 $ (2,102,843) $ (1,836,805) $ (266,038)
iTraxx ASIA EX JAPAN Investment Grade Index
Series 38.V1 ..................... 1.00 Quarterly 12/20/27 USD 4,145 57,704 68,140 (10,436)
iTraxx Europe Crossover Index Series 38.V1 . 5.00 Quarterly 12/20/27 EUR 159,918 (1,970,219) 1,159,559 (3,129,778)
iTraxx Europe Main Index Series 38.V1 ..... 1.00 Quarterly 12/20/27 EUR 21,426 (105,438) (62,616) (42,822)
iTraxx Europe Senior Financials Index Series
38.V1 ......................... 1.00 Quarterly 12/20/27 EUR 123,968 (84,470) 1,685,218 (1,769,688)
iTraxx Europe Subordinated Financials Index
Series 38.V1 ..................... 1.00 Quarterly 12/20/27 EUR 107,373 3,655,459 6,996,128 (3,340,669)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1.00 Quarterly 12/20/27 USD 558,347 (4,620,675) (1,831,848) (2,788,827)
$ (5,170,482) $ 6,177,776 $ (11,348,258)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
38.V1 ........... 5.00 % Quarterly 06/20/27 BB- USD 150,618 $ 3,342,856 $ 745,380 $ 2,597,476
Markit CDX North American
High Yield Index Series
39.V1 ........... 5.00 Quarterly 12/20/27 B+ USD 517,846 3,807,094 (20,523,051) 24,330,145
$ 7,149,950 $ (19,777,671) $ 26,927,621
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.42% Monthly N/A 02/28/23 MXN 1,399,892 $ (1,039,238) $ — $ (1,039,238)
1 day SOFR Annual 0.84% Annual N/A 03/01/23 USD 179,220 (2,800,836) 151,586 (2,952,422)
28 day MXIBTIIE Monthly 4.50% Monthly N/A 03/03/23 MXN 1,399,452 (1,027,189) — (1,027,189)
1.51% At Termination 1 day SOFR At Termination N/A 07/12/23 USD 584,075 14,238,393 3,440,111 10,798,282
28 day MXIBTIIE Monthly 10.17% Monthly N/A 09/14/23 MXN 2,069,214 (652,058) — (652,058)
28 day MXIBTIIE Monthly 10.30% Monthly N/A 09/18/23 MXN 1,652,183 (440,570) — (440,570)
2.06% Quarterly
1 week
CNREPOFIX_
CFXS Quarterly N/A 12/21/23 CNY 4,597,649 1,136,170 — 1,136,170
28 day MXIBTIIE Monthly 4.68% Monthly N/A 02/27/24 MXN 993,264 (3,597,397) — (3,597,397)
28 day MXIBTIIE Monthly 4.86% Monthly N/A 03/01/24 MXN 993,264 (3,486,117) — (3,486,117)
1 day SOFR Annual 4.66% Annual N/A 03/07/24 USD 953,853 (723,845) — (723,845)
3.61% Annual 1 day SOFR Annual N/A 03/08/24 USD 1,159,987 15,512,822 40,407 15,472,415
1 day SOFR Annual 4.66% Annual N/A 03/08/24 USD 1,430,518 (1,077,741) — (1,077,741)
3 month
CD_KSDA Quarterly 3.84% Quarterly 03/15/23
(a)
03/15/24 KRW 263,659,170 (217,236) — (217,236)
1 day SOFR Annual 4.66% Annual N/A 03/18/24 USD 1,926,196 (1,465,431) — (1,465,431)
3.61% Annual 1 day SOFR Annual N/A 03/19/24 USD 342,756 4,669,080 45,415 4,623,665
6.15% Annual 3 month WIBOR Quarterly 04/11/23
(a)
04/11/24 PLN 287,289 613,905 — 613,905
1 day SONIA At Termination 4.56% At Termination 05/30/23
(a)
05/30/24 GBP 338,800 (589,750) — (589,750)
0.53% Semi-Annual 3 month LIBOR Quarterly N/A 06/06/24 USD 300,000 19,270,501 — 19,270,501
3.56% Annual 1 day SOFR Annual N/A 06/28/24 USD 267,946 4,314,604 65,207 4,249,397
3.55% Annual 1 day SOFR Annual N/A 07/13/24 USD 246,525 4,061,219 68,458 3,992,761
3.57% Annual 1 day SOFR Annual N/A 07/16/24 USD 363,491 5,861,345 (9,692) 5,871,037
3.56% Annual 1 day SOFR Annual N/A 07/20/24 USD 360,069 5,892,348 25,815 5,866,533
3.56% Annual 1 day SOFR Annual N/A 07/23/24 USD 479,100 7,845,767 32,976 7,812,791
3.56% Annual 1 day SOFR Annual N/A 08/12/24 USD 356,321 5,897,728 (32,396) 5,930,124
3.56% Annual 1 day SOFR Annual N/A 08/13/24 USD 604,646 10,012,308 (60,104) 10,072,412
3.53% Annual 1 day SOFR Annual N/A 08/27/24 USD 678,054 11,682,107 175,381 11,506,726
1 day SONIA Annual 3.94% Annual N/A 09/01/24 GBP 48,015 (255,209) (12,696) (242,513)
1 day SONIA At Termination 4.26% At Termination 09/06/23
(a)
09/06/24 GBP 551,110 (2,386,037) — (2,386,037)
2.22% Annual
6 month
EURIBOR Semi-Annual N/A 09/12/24 EUR 82,884 1,318,050 22,670 1,295,380
1 day SONIA Annual 3.96% Annual N/A 09/13/24 GBP 48,805 (290,605) — (290,605)
3.51% Annual 1 day SOFR Annual N/A 10/20/24 USD 262,263 4,933,586 11,646 4,921,940
3.50% Annual 1 day SOFR Annual N/A 10/25/24 USD 521,289 9,938,274 90,483 9,847,791
3.90% Quarterly 3 month BBR Quarterly N/A 11/11/24 AUD 158,725 63,860 — 63,860
1 day SOFR Annual 4.66% Annual N/A 11/15/24 USD 102,160 311,116 — 311,116
3.48% Annual 1 day SOFR Annual N/A 11/26/24 USD 426,986 8,241,270 80,822 8,160,448
3.46% Annual 1 day SOFR Annual N/A 12/06/24 USD 560,589 10,976,732 253,553 10,723,179
4.35% Annual 1 day SOFR Annual N/A 12/07/24 USD 95,760 245,165 — 245,165
4.41% Annual 1 day SOFR Annual N/A 12/07/24 USD 93,850 132,973 — 132,973
4.18% Annual 1 day SOFR Annual N/A 12/16/24 USD 79,169 455,366 — 455,366
4.04% Quarterly 3 month BBR Quarterly 12/20/23
(a)
12/20/24 AUD 166,050 154,929 — 154,929
1 day SONIA At Termination 4.41% At Termination 12/20/23
(a)
12/20/24 GBP 510,700 (451,258) 113,630 (564,888)
3 month BBR Quarterly 4.70% Semi-Annual 12/20/23
(a)
12/20/24 NZD 191,595 (666,312) — (666,312)
2.46% Quarterly
1 week
CNREPOFIX_
CFXS Quarterly N/A 12/21/24 CNY 715,660 (66,304) — (66,304)
2.46% Quarterly
1 week
CNREPOFIX_
CFXS Quarterly N/A 12/21/24 CNY 740,870 (84,193) — (84,193)
2.53% Quarterly
1 week
CNREPOFIX_
CFXS Quarterly N/A 12/21/24 CNY 715,660 (220,557) — (220,557)
0.27% Annual 1 day TONAR Annual 01/05/23
(a)
01/05/25 JPY 5,762,700 (11,128) — (11,128)
3.06% Annual 1 day SOFR Annual 01/18/23
(a)
01/18/25 USD 48,791 1,266,188 — 1,266,188
3.10% Annual 1 day SOFR Annual 02/07/23
(a)
02/07/25 USD 55,090 1,360,596 — 1,360,596
2.00% Annual 1 day SOFR Annual 02/17/23
(a)
02/17/25 USD 278,159 12,540,691 — 12,540,691
3.24% Annual 1 day SOFR Annual 02/22/23
(a)
02/22/25 USD 28,000 599,480 — 599,480

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.46% Annual 1 day SOFR Annual 03/02/23
(a)
03/02/25 USD 27,555 $ 467,932 $ — $ 467,932
3.66% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/25 USD 2,647 33,797 — 33,797
3.74% Annual 1 day SOFR Annual 03/15/23
(a)
03/15/25 USD 27,450 311,155 — 311,155
2.79% Annual 1 day SOFR Annual N/A 04/26/25 USD 455,000 13,849,949 — 13,849,949
2.80% Annual 1 day SOFR Annual N/A 05/11/25 USD 145,000 4,553,284 — 4,553,284
1 day SOFR Annual 4.20% Annual 05/12/23
(a)
05/12/25 USD 26,320 (5,754) — (5,754)
1 day SOFR Annual 4.22% Annual 05/12/23
(a)
05/12/25 USD 26,320 2,855 — 2,855
2.60% Annual 1 day SOFR Annual N/A 05/16/25 USD 150,000 5,610,378 — 5,610,378
3.91% At Termination 1 day SONIA At Termination 05/31/24
(a)
05/31/25 GBP 355,480 1,313,312 — 1,313,312
1 day SOFR Annual 3.86% Annual 06/05/23
(a)
06/05/25 USD 26,210 (144,145) — (144,145)
1 day SOFR Annual 3.92% Annual 06/05/23
(a)
06/05/25 USD 31,320 (133,413) — (133,413)
1 day SOFR Annual 3.79% Annual 06/15/23
(a)
06/15/25 USD 15,279 (96,321) — (96,321)
4.01% Annual 1 day SOFR Annual 06/29/23
(a)
06/29/25 USD 13,000 18,712 — 18,712
3.98% Annual 1 day SOFR Annual 06/29/23
(a)
06/29/25 USD 26,000 52,920 — 52,920
3.99% Annual 1 day SOFR Annual 06/30/23
(a)
06/30/25 USD 26,000 48,476 — 48,476
4.10% Annual 1 day SOFR Annual 07/05/23
(a)
07/05/25 USD 13,000 (20,852) — (20,852)
4.04% Annual 1 day SOFR Annual 07/05/23
(a)
07/05/25 USD 13,000 (7,387) — (7,387)
3.11% Annual 1 day SOFR Annual 08/28/23
(a)
08/28/25 USD 129,289 1,982,992 — 1,982,992
3.02% Annual
6 month
EURIBOR Semi-Annual 09/26/23
(a)
09/26/25 EUR 13,555 102,767 — 102,767
4.19% Annual 1 day SOFR Annual N/A 09/28/25 USD 292,000 (667,591) — (667,591)
4.51% Annual 1 day SOFR Annual N/A 11/07/25 USD 800,000 (8,726,623) — (8,726,623)
4.45% Annual 1 day SOFR Annual N/A 11/08/25 USD 400,000 (3,743,164) — (3,743,164)
1 day SOFR Annual 3.73% Annual 11/14/23
(a)
11/14/25 USD 25,355 (8,850) — (8,850)
1 day SOFR Annual 3.80% Annual 11/14/23
(a)
11/14/25 USD 26,320 22,461 — 22,461
1 day SOFR Annual 3.66% Annual 11/17/23
(a)
11/17/25 USD 26,930 (39,603) — (39,603)
2.80% Annual
6 month
EURIBOR Semi-Annual 11/28/23
(a)
11/28/25 EUR 6,925 72,900 — 72,900
3.47% Semi-Annual 1 day SOFR Annual 12/01/23
(a)
12/01/25 USD 97,680 478,846 — 478,846
3.31% Annual 1 day SOFR Annual 12/07/23
(a)
12/07/25 USD 47,880 340,782 — 340,782
3.34% Annual 1 day SOFR Annual 12/07/23
(a)
12/07/25 USD 47,880 316,627 — 316,627
1 day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (1,645,537) — (1,645,537)
1 day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (2,441,216) — (2,441,216)
1 day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (1,264,644) — (1,264,644)
1 day SOFR Annual 3.23% Annual 12/18/23
(a)
12/18/25 USD 83,000 (677,514) — (677,514)
1 day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (5,267,739) — (5,267,739)
1 day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (4,933,246) — (4,933,246)
3.11% Annual
6 month
EURIBOR Semi-Annual 12/27/23
(a)
12/27/25 EUR 8,665 34,244 — 34,244
3.57% Annual 1 day SOFR Annual 01/02/24
(a)
01/02/26 USD 13,000 19,465 — 19,465
1.28% At Termination 1 day SOFR At Termination 02/25/25
(a)
02/25/26 USD 46,640 825,851 652,988 172,863
0.64% Annual
6 month
EURIBOR Semi-Annual 03/04/24
(a)
03/04/26 EUR 158,071 8,119,349 — 8,119,349
1.45% At Termination 1 day SOFR At Termination 03/06/25
(a)
03/06/26 USD 36,070 578,686 445,926 132,760
3.15% Annual 1 day SOFR Annual N/A 05/27/26 USD 533,651 14,184,998 614,374 13,570,624
2.12% Annual
6 month
EURIBOR Semi-Annual 06/11/24
(a)
06/11/26 EUR 12,218 251,042 — 251,042
2.91% Semi-Annual 3 month LIBOR Quarterly N/A 08/23/26 USD 10,069 375,081 — 375,081
2.16% Annual
6 month
EURIBOR Semi-Annual 08/27/24
(a)
08/27/26 EUR 13,720 258,720 — 258,720
2.12% Annual
6 month
EURIBOR Semi-Annual 08/27/24
(a)
08/27/26 EUR 13,745 271,547 — 271,547
2.32% Annual
6 month
EURIBOR Semi-Annual 09/03/24
(a)
09/03/26 EUR 27,325 432,925 — 432,925
2.32% Annual
6 month
EURIBOR Semi-Annual 09/05/24
(a)
09/05/26 EUR 12,790 202,581 — 202,581
3.14% Annual
6 month
EURIBOR Semi-Annual 09/30/24
(a)
09/30/26 EUR 14,126 (4,658) — (4,658)
1 day SOFR Annual 3.78% Annual 10/28/24
(a)
10/28/26 USD 49,527 455,580 — 455,580
1 day SOFR Annual 3.38% Annual 11/13/24
(a)
11/13/26 USD 28,000 58,212 — 58,212

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.05% Annual 11/19/24
(a)
11/19/26 USD 55,895 $ (204,474) $ — $ (204,474)
1 day SOFR Annual 2.94% Annual 12/03/24
(a)
12/03/26 USD 27,785 (154,106) — (154,106)
1 day SOFR Annual 2.81% Annual 12/04/24
(a)
12/04/26 USD 27,595 (216,740) (683) (216,057)
1 day SOFR Annual 2.85% Annual 12/17/24
(a)
12/17/26 USD 4,215 (30,076) 1,106 (31,182)
3.00% Annual 1 day SOFR Annual 12/24/24
(a)
12/24/26 USD 27,235 123,556 — 123,556
3.23% Annual 1 day SOFR Annual 12/31/24
(a)
12/31/26 USD 27,245 12,796 — 12,796
3.15% Annual 1 day SOFR Annual 12/31/24
(a)
12/31/26 USD 13,620 24,687 — 24,687
3.19% Annual 1 day SOFR Annual 01/02/25
(a)
01/02/27 USD 13,600 (10,729) — (10,729)
1 day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 3,428,414 — 3,428,414
1 day SOFR Annual 1.74% Annual N/A 03/14/27 USD 22,380 (1,859,284) — (1,859,284)
28 day MXIBTIIE Monthly 7.49% Monthly N/A 04/14/27 MXN 1,412,000 (3,541,806) — (3,541,806)
1 day SOFR Annual 1.09% Annual N/A 07/08/27 USD 41,490 (4,982,523) (3,088,671) (1,893,852)
1 day SOFR Annual 1.22% Annual N/A 08/01/27 USD 34,350 (3,946,858) (2,423,153) (1,523,705)
1 day SOFR Annual 1.23% Annual N/A 08/01/27 USD 34,340 (3,929,992) (2,407,845) (1,522,147)
1 day SOFR Annual 1.99% Annual N/A 09/19/27 USD 8,260 (669,448) — (669,448)
1 day SOFR Annual 2.00% Annual N/A 09/19/27 USD 11,965 (963,519) — (963,519)
1 day SOFR Annual 2.01% Annual N/A 09/19/27 USD 11,965 (957,253) — (957,253)
6.87% Annual 6 month WIBOR Semi-Annual N/A 09/29/27 PLN 50,298 (294,318) — (294,318)
6.99% Annual 6 month WIBOR Semi-Annual N/A 09/30/27 PLN 73,000 (497,060) — (497,060)
1 day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 4,380,727 — 4,380,727
1 day SOFR Annual 2.95% Annual N/A 11/08/27 USD 30,230 (1,127,269) — (1,127,269)
1 week
CNREPOFIX_
CFXS Quarterly 2.54% Quarterly N/A 12/21/27 CNY 285,358 (440,981) — (440,981)
1 week
CNREPOFIX_
CFXS Quarterly 2.55% Quarterly N/A 12/21/27 CNY 686,691 (1,025,197) — (1,025,197)
5.92% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 197,813 329,060 — 329,060
5.99% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 60,213 61,578 — 61,578
5.67% Annual 6 month WIBOR Semi-Annual 03/15/23
(a)
03/15/28 PLN 64,693 255,676 — 255,676
1 day SOFR Annual 2.73% Annual 04/20/23
(a)
04/20/28 USD 390 (16,254) — (16,254)
2.93% Semi-Annual 3 month LIBOR Quarterly N/A 08/24/28 USD 22,270 1,046,913 — 1,046,913
3.16% Semi-Annual 3 month LIBOR Quarterly N/A 10/03/28 USD 12,489 538,048 — 538,048
2.92% Annual 1 day SOFR Annual N/A 02/16/29 USD 180,919 7,640,810 544,109 7,096,701
2.70% Annual 1 day SOFR Annual 06/04/24
(a)
06/04/29 USD 4,201 109,945 — 109,945
3.37% Annual 1 day SOFR Annual 11/13/24
(a)
11/13/29 USD 11,790 (53,295) — (53,295)
3.09% Annual 1 day SOFR Annual 11/19/24
(a)
11/19/29 USD 11,710 82,932 — 82,932
2.95% Annual 1 day SOFR Annual 12/03/24
(a)
12/03/29 USD 11,620 148,947 — 148,947
2.83% Annual 1 day SOFR Annual 12/04/24
(a)
12/04/29 USD 11,505 207,461 4,894 202,567
2.84% Annual 1 day SOFR Annual 12/17/24
(a)
12/17/29 USD 1,404 24,683 (221) 24,904
1 day SOFR Annual 3.03% Annual 12/24/24
(a)
12/24/29 USD 11,395 (107,046) — (107,046)
1 day SOFR Annual 3.18% Annual 12/31/24
(a)
12/31/29 USD 5,700 (18,663) — (18,663)
1 day SOFR Annual 3.27% Annual 12/31/24
(a)
12/31/29 USD 11,400 4,714 — 4,714
1 day SOFR Annual 3.20% Annual 01/02/25
(a)
01/02/30 USD 5,550 12,824 — 12,824
0.19% Annual
6 month
EURIBOR Semi-Annual N/A 01/16/30 EUR 15,120 3,043,014 2,058 3,040,956
1.06% Annual 1 day SOFR Annual N/A 08/27/30 USD 18,509 3,263,906 2,174,831 1,089,075
3 month LIBOR Quarterly 0.66% Semi-Annual N/A 09/25/30 USD 50,000 (10,643,582) — (10,643,582)
0.71% Semi-Annual 3 month LIBOR Quarterly N/A 09/25/30 USD 50,000 10,472,793 — 10,472,793
3 month LIBOR Quarterly 0.69% Semi-Annual N/A 09/29/30 USD 40,000 (8,432,239) — (8,432,239)
0.76% Semi-Annual 3 month LIBOR Quarterly N/A 09/29/30 USD 40,000 8,236,202 — 8,236,202
2.53% Annual 1 day SOFR Annual N/A 03/10/31 USD 57,190 4,200,165 1,080,709 3,119,456
6 month
EURIBOR Semi-Annual 1.57% Annual N/A 08/15/31 EUR 39,560 (5,059,605) (26,787) (5,032,818)
6 month
EURIBOR Semi-Annual 1.93% Annual N/A 08/15/31 EUR 36,160 (3,539,164) — (3,539,164)
0.02% Annual
6 month
EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 40,314,437 — 40,314,437
1 day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 3,169,811 — 3,169,811
1 day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 3,980,321 — 3,980,321

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 $ 7,564,016 $ — $ 7,564,016
0.84% Annual
6 month
EURIBOR Semi-Annual N/A 02/16/32 EUR 4,920 944,282 — 944,282
0.86% Annual
6 month
EURIBOR Semi-Annual N/A 03/01/32 EUR 2,500 481,535 — 481,535
1.61% Annual 1 day SOFR Annual N/A 03/09/32 USD 15,846 2,455,988 — 2,455,988
1.67% Annual 1 day SOFR Annual N/A 03/10/32 USD 27,804 4,168,634 — 4,168,634
0.90% Annual
6 month
EURIBOR Semi-Annual N/A 03/14/32 EUR 2,810 533,809 — 533,809
1.97% Annual 1 day SOFR Annual N/A 03/16/32 USD 19,128 2,383,489 — 2,383,489
1.02% Annual
6 month
EURIBOR Semi-Annual N/A 03/16/32 EUR 2,530 452,856 — 452,856
1.04% Annual
6 month
EURIBOR Semi-Annual N/A 03/17/32 EUR 2,540 450,476 — 450,476
2.01% Annual 1 day SOFR Annual N/A 03/18/32 USD 16,102 1,960,651 — 1,960,651
2.16% Annual 1 day SOFR Annual N/A 03/23/32 USD 19,114 2,091,633 — 2,091,633
2.13% Annual 1 day SOFR Annual N/A 03/23/32 USD 32,147 3,574,150 — 3,574,150
2.29% Annual 1 day SOFR Annual N/A 03/29/32 USD 22,792 2,233,539 — 2,233,539
1.13% Annual
6 month
EURIBOR Semi-Annual N/A 03/29/32 EUR 6,530 1,116,596 — 1,116,596
2.34% Annual 1 day SOFR Annual N/A 04/07/32 USD 19,316 1,830,935 — 1,830,935
2.38% Annual 1 day SOFR Annual N/A 04/08/32 USD 43,962 4,020,330 — 4,020,330
2.45% Annual 1 day SOFR Annual N/A 04/08/32 USD 21,424 1,833,800 — 1,833,800
2.44% Annual 1 day SOFR Annual N/A 04/08/32 USD 19,346 1,674,945 — 1,674,945
1.34% Annual
6 month
EURIBOR Semi-Annual N/A 04/08/32 EUR 2,570 388,242 — 388,242
2.44% Annual 1 day SOFR Annual N/A 04/11/32 USD 19,353 1,676,335 — 1,676,335
2.58% Annual 1 day SOFR Annual N/A 04/13/32 USD 19,633 1,468,663 — 1,468,663
2.61% Annual 1 day SOFR Annual N/A 04/19/32 USD 23,330 1,688,838 — 1,688,838
2.64% Annual 1 day SOFR Annual N/A 04/20/32 USD 16,795 1,173,622 — 1,173,622
2.75% Annual 1 day SOFR Annual N/A 04/21/32 USD 20,014 1,223,256 — 1,223,256
2.68% Annual 1 day SOFR Annual N/A 04/21/32 USD 16,805 1,125,513 — 1,125,513
1.64% Annual
6 month
EURIBOR Semi-Annual N/A 04/21/32 EUR 2,630 326,583 — 326,583
1 day SOFR Annual 2.53% Annual N/A 04/28/32 USD 33,267 (2,665,520) — (2,665,520)
2.74% Annual 1 day SOFR Annual N/A 05/03/32 USD 13,329 835,844 — 835,844
0.51% Annual 1 day SOFR Annual N/A 05/04/32 USD 95,540 24,204,702 17,800,174 6,404,528
2.87% Annual 1 day SOFR Annual N/A 05/09/32 USD 33,506 1,757,946 — 1,757,946
1 day SOFR Annual 2.67% Annual N/A 05/16/32 USD 26,989 (1,877,359) — (1,877,359)
2.60% Annual 1 day SOFR Annual N/A 05/26/32 USD 53,426 4,074,490 — 4,074,490
1 day SOFR Annual 2.54% Annual N/A 05/27/32 USD 30,006 (2,433,415) — (2,433,415)
2.73% Annual 1 day SOFR Annual N/A 06/03/32 USD 23,293 1,529,364 — 1,529,364
2.86% Annual 1 day SOFR Annual N/A 06/08/32 USD 30,004 1,647,989 — 1,647,989
2.79% Annual 1 day SOFR Annual N/A 06/09/32 USD 26,974 1,647,295 — 1,647,295
1 day SOFR Annual 2.78% Annual N/A 06/09/32 USD 103,687 (6,420,098) — (6,420,098)
2.85% Annual 1 day SOFR Annual N/A 06/13/32 USD 27,044 1,527,257 — 1,527,257
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 23,675 1,109,296 — 1,109,296
2.96% Annual 1 day SOFR Annual N/A 06/14/32 USD 23,675 1,120,352 — 1,120,352
3.17% Annual 1 day SOFR Annual N/A 06/15/32 USD 16,901 496,123 — 496,123
3.09% Annual 1 day SOFR Annual N/A 06/17/32 USD 67,997 2,463,601 — 2,463,601
1 day SOFR Annual 3.00% Annual N/A 06/21/32 USD 34,440 (1,525,224) — (1,525,224)
1 day SOFR Annual 2.78% Annual N/A 07/05/32 USD 33,944 (2,147,473) — (2,147,473)
1 day SOFR Annual 2.83% Annual N/A 07/05/32 USD 28,286 (1,675,696) — (1,675,696)
1 day SOFR Annual 2.71% Annual N/A 07/06/32 USD 27,258 (1,896,303) — (1,896,303)
1 day SOFR Annual 2.62% Annual N/A 07/07/32 USD 18,645 (1,437,800) — (1,437,800)
1 day SOFR Annual 2.68% Annual N/A 07/08/32 USD 13,518 (970,371) — (970,371)
2.90% Annual 1 day SOFR Annual N/A 07/12/32 USD 16,035 858,001 — 858,001
6 month
EURIBOR Semi-Annual 2.44% Annual 07/14/27
(a)
07/14/32 EUR 41,846 (1,272,751) — (1,272,751)
1 day SOFR Annual 2.60% Annual N/A 07/26/32 USD 33,883 (2,706,876) — (2,706,876)

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR Annual 2.54% Annual N/A 08/10/32 USD 88,737 $ (7,545,176) $ — $ (7,545,176)
3 month BA Semi-Annual 3.42% Semi-Annual N/A 08/22/32 CAD 12,540 (247,271) — (247,271)
2.76% Annual 1 day SOFR Annual N/A 08/23/32 USD 33,883 2,277,336 — 2,277,336
1 day SOFR Annual 2.68% Annual 08/25/27
(a)
08/25/32 USD 22,352 (554,723) — (554,723)
2.93% Annual 1 day SOFR Annual N/A 09/01/32 USD 33,196 1,763,328 — 1,763,328
1 day SOFR Annual 2.93% Annual N/A 09/01/32 USD 201,230 (10,604,427) — (10,604,427)
2.93% Annual 1 day SOFR Annual N/A 09/02/32 USD 34,017 1,783,730 — 1,783,730
2.99% Annual 1 day SOFR Annual N/A 09/02/32 USD 34,017 1,625,889 — 1,625,889
3.08% Annual 1 day SOFR Annual N/A 09/09/32 USD 20,617 834,910 — 834,910
9.25% Monthly 28 day MXIBTIIE Monthly N/A 09/17/32 MXN 1,000,000 (1,696,715) — (1,696,715)
3.47% Annual 1 day SOFR Annual N/A 09/30/32 USD 28,300 228,195 — 228,195
3.56% Annual 1 day SOFR Annual N/A 10/03/32 USD 42,451 22,202 — 22,202
1 day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (1,790,117) — (1,790,117)
1 day SOFR Annual 3.48% Annual N/A 10/04/32 USD 21,359 (154,938) — (154,938)
1 day SOFR Annual 3.41% Annual N/A 10/05/32 USD 14,216 (182,614) — (182,614)
1 day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (1,278,498) — (1,278,498)
3.62% Annual 1 day SOFR Annual N/A 10/12/32 USD 35,196 (149,491) — (149,491)
3.65% Annual 1 day SOFR Annual N/A 10/14/32 USD 7,153 (47,601) — (47,601)
3.85% Annual 1 day SOFR Annual N/A 10/21/32 USD 50,148 (1,179,042) — (1,179,042)
1 day SOFR Annual 3.83% Annual N/A 10/27/32 USD 33,520 723,714 — 723,714
1 day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (10,858,072) — (10,858,072)
1 day SOFR Annual 3.53% Annual 10/28/27
(a)
10/28/32 USD 4,034 32,275 — 32,275
1 day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (14,434,919) — (14,434,919)
1 day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (13,560,130) — (13,560,130)
1 day SOFR Annual 3.56% Annual N/A 11/14/32 USD 20,243 (20,186) — (20,186)
3.81% Annual 1 day SOFR Annual N/A 11/15/32 USD 13,495 (271,684) — (271,684)
3.82% Annual 1 day SOFR Annual N/A 11/15/32 USD 36,238 (763,224) — (763,224)
1 day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (22,397,312) — (22,397,312)
1 day SOFR Annual 3.47% Annual N/A 11/18/32 USD 21,353 (173,997) — (173,997)
1 day SOFR Annual 3.41% Annual N/A 11/21/32 USD 21,314 (273,765) — (273,765)
1 day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (7,335,622) — (7,335,622)
1 day SOFR Annual 3.24% Annual N/A 12/05/32 USD 35,084 (964,519) — (964,519)
1 day SOFR Annual 3.21% Annual N/A 12/06/32 USD 7,001 (207,533) — (207,533)
1 day SOFR Annual 3.18% Annual N/A 12/12/32 USD 35,084 (1,111,986) — (1,111,986)
3.29% Annual 1 day SOFR Annual N/A 12/13/32 USD 20,177 469,117 — 469,117
3.36% Annual 1 day SOFR Annual N/A 12/22/32 USD 33,158 554,935 — 554,935
3.36% Annual 1 day SOFR Annual N/A 12/22/32 USD 18,045 310,259 — 310,259
3.37% Annual 1 day SOFR Annual N/A 12/23/32 USD 4,230 68,605 — 68,605
3.41% Annual 1 day SOFR Annual N/A 12/28/32 USD 8,000 101,633 — 101,633
3.53% Annual 1 day SOFR Annual N/A 12/29/32 USD 3,000 6,569 — 6,569
3.49% Annual 1 day SOFR Annual N/A 12/29/32 USD 6,000 33,875 — 33,875
3.56% Annual 1 day SOFR Annual N/A 12/30/32 USD 2,900 (619) — (619)
3.55% Annual 1 day SOFR Annual N/A 12/30/32 USD 2,900 3,124 — 3,124
1 day SOFR Annual 3.53% Annual 01/03/23
(a)
01/03/33 USD 2,900 (7,433) — (7,433)
3.57% Annual 1 day SOFR Annual 01/04/23
(a)
01/04/33 USD 2,950 (30,289) — (30,289)
3.57% Annual 1 day SOFR Annual 01/04/23
(a)
01/04/33 USD 2,950 (30,165) — (30,165)
1.75% Annual 1 day SOFR Annual 02/06/23
(a)
02/06/33 USD 54,102 8,092,272 — 8,092,272
6 month
EURIBOR Semi-Annual 1.91% Annual 05/17/23
(a)
05/17/33 EUR 49,554 (5,871,544) — (5,871,544)
1 day SOFR Annual 3.34% Annual 05/25/23
(a)
05/25/33 USD 40,315 (521,266) — (521,266)
2.98% Annual 1 day SOFR Annual 11/14/23
(a)
11/14/33 USD 5,085 177,664 — 177,664
3.24% Annual 1 day SOFR Annual 12/27/23
(a)
12/27/33 USD 9,720 121,295 — 121,295
2.62% Annual 1 day SOFR Annual 05/29/24
(a)
05/29/34 USD 24,950 1,439,456 — 1,439,456
3.24% Annual 1 day SOFR Annual 05/30/24
(a)
05/30/34 USD 8,905 71,528 — 71,528
3.17% Annual 1 day SOFR Annual 05/30/24
(a)
05/30/34 USD 14,770 200,724 — 200,724
2.62% Annual 1 day SOFR Annual 05/30/24
(a)
05/30/34 USD 37,000 2,118,514 — 2,118,514
1.39% Annual 1 day SOFR Annual 08/22/24
(a)
08/22/34 USD 28,448 4,355,590 3,275,090 1,080,500
1.74% Annual 1 day SOFR Annual 11/07/24
(a)
11/07/34 USD 38,880 4,821,702 3,315,403 1,506,299
1.85% Annual 1 day SOFR Annual 11/12/24
(a)
11/12/34 USD 39,690 4,571,531 3,019,906 1,551,625
2.99% Annual 1 day SOFR Annual 12/03/24
(a)
12/03/34 USD 64,000 1,661,271 4,429 1,656,842

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.84% Annual 1 day SOFR Annual 12/10/25
(a)
12/10/35 USD 22,422 $ 840,773 $ — $ 840,773
1 day SOFR Annual 1.85% Annual 02/01/27
(a)
02/01/37 USD 140,000 (15,465,334) — (15,465,334)
1 day SOFR Annual 3.01% Annual 05/17/32
(a)
05/17/37 USD 14,403 (214,301) — (214,301)
1 day SOFR Annual 2.96% Annual 08/24/32
(a)
08/24/37 USD 22,266 (358,044) — (358,044)
1.88% Annual 1 day SOFR Annual 11/15/29
(a)
11/15/39 USD 16,328 1,632,086 1,006,768 625,318
0.71% Annual 1 day SOFR Annual N/A 08/17/40 USD 16,780 6,249,809 4,751,180 1,498,629
2.93% Annual 1 day SOFR Annual N/A 11/26/41 USD 32,045 2,432,428 (43,526) 2,475,954
2.13% Annual
6 month
EURIBOR Semi-Annual 01/20/28
(a)
01/20/48 EUR 9,840 536,247 — 536,247
3.07% Annual 1 day SOFR Annual 03/31/23
(a)
05/15/48 USD 17,844 690,625 — 690,625
2.12% Annual 1 day SOFR Annual 07/05/39
(a)
07/05/49 USD 16,420 494,984 43,712 451,272
1.45% Annual 1 day SOFR Annual 08/16/39
(a)
08/16/49 USD 15,620 971,459 615,245 356,214
1.41% Annual 1 day SOFR Annual 08/17/39
(a)
08/17/49 USD 12,080 776,181 504,196 271,985
1 day SOFR Annual 1.57% Annual N/A 02/10/50 USD 14,560 (4,454,292) (2,797,388) (1,656,904)
1 day SOFR Annual 0.76% Annual N/A 08/17/50 USD 11,750 (5,340,492) (4,097,634) (1,242,858)
2.81% Annual 1 day SOFR Annual N/A 01/25/51 USD 62,463 5,086,307 (887,714) 5,974,021
2.81% Annual 1 day SOFR Annual N/A 01/28/51 USD 111,429 9,069,855 (1,590,511) 10,660,366
2.80% Annual 1 day SOFR Annual N/A 02/01/51 USD 65,177 5,423,442 (806,678) 6,230,120
2.80% Annual 1 day SOFR Annual N/A 02/04/51 USD 37,194 3,093,798 (462,617) 3,556,415
2.80% Annual 1 day SOFR Annual N/A 02/05/51 USD 38,392 3,193,390 (477,478) 3,670,868
1 day SOFR Annual 1.61% Annual N/A 02/19/51 USD 392 (117,990) (72,584) (45,406)
2.80% Annual 1 day SOFR Annual N/A 02/22/51 USD 15,576 1,291,142 (817,049) 2,108,191
2.80% Annual 1 day SOFR Annual N/A 05/27/51 USD 62,621 5,152,502 (3,359,964) 8,512,466
2.80% Annual 1 day SOFR Annual N/A 06/07/51 USD 19,517 1,604,981 (1,049,052) 2,654,033
2.79% Annual 1 day SOFR Annual N/A 01/21/52 USD 153,727 12,683,751 (8,423,222) 21,106,973
1.92% Annual 1 day SOFR Annual 05/17/47
(a)
05/17/52 USD 28,795 230,767 — 230,767
0.88% Annual 1 day TONAR Annual N/A 05/23/52 JPY 88,583 73,443 — 73,443
0.85% Annual 1 day TONAR Annual N/A 05/26/52 JPY 73,043 64,866 — 64,866
0.79% Annual 1 day TONAR Annual N/A 05/27/52 JPY 73,043 73,144 — 73,144
0.99% Annual 1 day TONAR Annual N/A 07/26/52 JPY 229,295 145,487 — 145,487
3.38% Semi-Annual 3 month BA Semi-Annual N/A 08/22/52 CAD 5,360 169,527 — 169,527
1.95% Annual 1 day SOFR Annual 08/27/47
(a)
08/27/52 USD 32,675 231,121 — 231,121
1 day TONAR Annual 1.11% Annual N/A 09/12/52 JPY 173,705 (73,689) — (73,689)
1 day TONAR Annual 1.13% Annual N/A 09/12/52 JPY 173,705 (65,740) — (65,740)
0.89% Annual
6 month
EURIBOR Semi-Annual 12/05/42
(a)
12/05/52 EUR 3,050 88,975 — 88,975
0.87% Annual
6 month
EURIBOR Semi-Annual 12/05/42
(a)
12/05/52 EUR 3,050 91,647 — 91,647
0.84% Annual
6 month
EURIBOR Semi-Annual 12/08/42
(a)
12/08/52 EUR 3,067 97,700 — 97,700
6 month
EURIBOR Semi-Annual 1.40% Annual 12/29/42
(a)
12/29/52 EUR 3,067 345 — 345
1 day SOFR Annual 2.82% Annual 02/21/23
(a)
02/21/53 USD 11,920 (834,784) 685,717 (1,520,501)
0.62% Annual 1 day SOFR Annual 07/12/23
(a)
07/12/53 USD 8,970 4,187,390 3,417,751 769,639
1.67% Annual 1 day SOFR Annual 01/15/25
(a)
01/15/55 USD 1,930 461,122 — 461,122
1 day SOFR Annual 1.67% Annual 12/01/26
(a)
12/01/56 USD 1,720 (370,805) (218,390) (152,415)
3.03% Annual 1 day SONIA Annual N/A 11/08/72 GBP 305 13,686 — 13,686
$ 249,360,634 $ 15,412,671 $ 233,947,963
(a)
Forward swap.

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.56% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 10/15/27 EUR 41,475 $ 911,283 $ — $ 911,283
2.72% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 10/15/27 EUR 40,025 538,974 — 538,974
2.73% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 10/15/27 EUR 107,880 1,396,901 — 1,396,901
3.00% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 11/15/27 EUR 51,470 (190,284) — (190,284)
3.05% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 11/15/27 EUR 51,470 (315,766) — (315,766)
2.70% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 12/15/27 EUR 55,755 100,437 — 100,437
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 (279,918) — (279,918)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.42% At Termination 10/15/32 EUR 43,050 (1,124,152) — (1,124,152)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.55% At Termination 10/15/32 EUR 40,805 (523,958) — (523,958)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.55% At Termination 10/15/32 EUR 107,880 (1,412,407) — (1,412,407)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.68% At Termination 11/15/32 EUR 51,470 132,323 — 132,323
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.71% At Termination 11/15/32 EUR 51,470 288,301 — 288,301
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.50% At Termination 12/15/32 EUR 51,405 (232,430) — (232,430)
$ (710,696) $ — $ (710,696)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
KB Home ............... 5.00 % Quarterly JPMorgan Chase Bank NA 12/20/23 USD 5,714 $ (219,014) $ (93,102) $ (125,912)
Realogy Group LLC ........ 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,856 32,826 (5,438) 38,264
RR Donnelley & Sons Co. .... 5.00 Quarterly JPMorgan Chase Bank NA 12/20/23 USD 2,860 (89,968) 28,169 (118,137)
Staples, Inc. ............. 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/23 USD 1,555 28,701 21,080 7,621
Beazer Homes USA, Inc. .... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,265 (72,848) (44,491) (28,357)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (80,406) (43,360) (37,046)
Beazer Homes USA, Inc. .... 5.00 Quarterly BNP Paribas SA 06/20/24 USD 2,500 (80,406) (46,791) (33,615)
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 5,665 (23,752) (45,100) 21,348
Electricite de France SA ..... 1.00 Quarterly Deutsche Bank AG 06/20/24 EUR 5,665 (23,752) (43,625) 19,873
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 2,370 173,157 227,155 (53,998)
Pitney Bowes, Inc. ......... 1.00 Quarterly Barclays Bank plc 06/20/24 USD 750 54,797 73,934 (19,137)
Pitney Bowes, Inc. ......... 1.00 Quarterly Citibank NA 06/20/24 USD 1,760 128,589 114,270 14,319

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ......... 1.00 % Quarterly Goldman Sachs International 06/20/24 USD 750 $ 54,797 $ 73,995 $ (19,198)
Staples, Inc. ............. 5.00 Quarterly Barclays Bank plc 06/20/24 USD 1,000 61,956 86,365 (24,409)
Staples, Inc. ............. 5.00 Quarterly Goldman Sachs International 06/20/24 USD 1,160 71,870 84,675 (12,805)
Tenet Healthcare Corp. ...... 5.00 Quarterly Barclays Bank plc 06/20/24 USD 2,483 (101,324) (8,595) (92,729)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,347 (95,775) (9,827) (85,948)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (112,219) (29,198) (83,021)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,750 (112,219) (29,198) (83,021)
Tenet Healthcare Corp. ...... 5.00 Quarterly Goldman Sachs International 06/20/24 USD 2,785 (113,648) (29,627) (84,021)
Tenet Healthcare Corp. ...... 5.00 Quarterly JPMorgan Chase Bank NA 06/20/24 USD 1,000 (40,807) (4,053) (36,754)
Xerox Corp. ............. 1.00 Quarterly BNP Paribas SA 06/20/24 USD 1,925 31,341 54,013 (22,672)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 1,500 (75,451) 49,643 (125,094)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/24 USD 2,960 (139,827) 97,963 (237,790)
Boeing Co. (The) .......... 1.00 Quarterly BNP Paribas SA 12/20/24 USD 4,760 5,371 (37,452) 42,823
Boeing Co. (The) .......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/24 USD 11,875 13,398 (55,369) 68,767
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/24 USD 7,750 (117,982) (78,576) (39,406)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,807 37,596 125,221 (87,625)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 37,604 127,681 (90,077)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,809 37,601 127,671 (90,070)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 12,810 37,604 127,681 (90,077)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 17,930 52,634 175,312 (122,678)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/24 USD 7,752 22,756 75,796 (53,040)
OTE plc ................ 5.00 Quarterly BNP Paribas SA 12/20/24 EUR 3,800 (362,513) (335,446) (27,067)
Vue International Bidco plc ... 5.00 Quarterly Goldman Sachs International 12/20/24 EUR 1,140 14,602 89,906 (75,304)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 880 (50,422) (46,858) (3,564)
Ally Financial, Inc. ......... 5.00 Quarterly Citibank NA 06/20/25 USD 1,320 (75,633) (70,276) (5,357)
Avis Budget Car Rental LLC .. 5.00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (209,384) 268,410 (477,794)
Macy's Retail Holdings LLC ... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 33,235 119,974 (86,739)
Pitney Bowes, Inc. ......... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,000 267,649 517,091 (249,442)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (11,165) 63,376 (74,541)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (9,476) 40,942 (50,418)
Simon Property Group LP .... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/25 USD 4,300 (40,341) 178,241 (218,582)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (22,460) 110,348 (132,808)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (16,919) 42,232 (59,151)
Southwest Airlines Co. ...... 1.00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (16,919) 45,406 (62,325)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (56,096) (38,828) (17,268)
Publicis Groupe SA ........ 1.00 Quarterly JPMorgan Chase Bank NA 12/20/25 EUR 4,420 (56,096) (49,079) (7,017)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/26 USD 7,110 (162,311) (167,227) 4,916
BAT International Finance plc .. 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 16,350 36,635 (62,175) 98,810
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (68,552) (48,281) (20,271)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 4,200 (95,973) (67,594) (28,379)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (68,552) (49,630) (18,922)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Credit Suisse International 06/20/27 EUR 1,800 (41,132) (30,603) (10,529)
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 2,933 (67,028) (70,888) 3,860
Bertelsmann SE & Co. KGaA .. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 (201,086) (207,584) 6,498
Compass Group plc ........ 1.00 Quarterly Citibank NA 06/20/27 EUR 11,700 (345,563) (258,258) (87,305)
Ford Motor Co. ........... 5.00 Quarterly Citibank NA 06/20/27 USD 1,120 (62,075) (48,864) (13,211)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (3,370) 30,162 (33,532)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 1,601 (3,370) 30,162 (33,532)
General Electric Co. ........ 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 USD 2,139 (4,502) 37,736 (42,238)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 6,000 (177,182) (74,596) (102,586)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 6,000 (177,182) (75,906) (101,276)
Henkel AG & Co. KGaA ..... 1.00 Quarterly Citibank NA 06/20/27 EUR 6,000 (177,182) (73,258) (103,924)
Koninklijke DSM NV ........ 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 3,000 (84,350) (45,918) (38,432)
Koninklijke DSM NV ........ 1.00 Quarterly BNP Paribas SA 06/20/27 EUR 9,000 (253,052) (148,143) (104,909)
Lloyds Banking Group plc .... 1.00 Quarterly Goldman Sachs International 06/20/27 EUR 13,850 (170,535) (219,253) 48,718
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,901 (10,270) (6,751) (3,519)
Naturgy Capital Markets SA ... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 3,121 (8,217) (5,401) (2,816)
Paramount Global ......... 1.00 Quarterly Goldman Sachs International 06/20/27 USD 2,270 110,248 67,847 42,401
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 5,867 (142,982) (153,072) 10,090
STMicroelectronics NV ...... 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,933 (71,490) (76,585) 5,095
STMicroelectronics NV ...... 1.00 Quarterly Deutsche Bank AG 06/20/27 EUR 5,900 (143,794) (119,259) (24,535)
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (143,794) (121,065) (22,729)

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
STMicroelectronics NV ...... 1.00 % Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 8,800 $ (214,472) $ (246,421) $ 31,949
STMicroelectronics NV ...... 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 5,900 (143,794) (100,340) (43,454)
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,837 (61,705) (54,714) (6,991)
Telia Co. AB ............. 1.00 Quarterly Bank of America NA 06/20/27 EUR 2,837 (61,705) (42,862) (18,843)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,837 (61,705) (46,315) (15,390)
Telia Co. AB ............. 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 2,837 (61,705) (49,082) (12,623)
Telia Co. AB ............. 1.00 Quarterly JPMorgan Chase Bank NA 06/20/27 EUR 2,837 (61,705) (50,646) (11,059)
WPP Finance SA .......... 1.00 Quarterly Barclays Bank plc 06/20/27 EUR 4,095 (1,001) 22,458 (23,459)
WPP Finance SA .......... 1.00 Quarterly Morgan Stanley & Co. International plc 06/20/27 EUR 8,480 (2,074) (71,779) 69,705
Anheuser-Busch InBev SA/NV . 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 21,010 (313,243) (54,988) (258,255)
Banco Santander SA ....... 1.00 Quarterly Bank of America NA 12/20/27 EUR 5,900 253,445 327,554 (74,109)
BASF SE ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 12,500 (133,250) 131,719 (264,969)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,133 (33,401) 68,417 (101,818)
BASF SE ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,267 (66,803) 136,834 (203,637)
BMW Finance NV ......... 1.00 Quarterly Bank of America NA 12/20/27 EUR 6,267 (69,627) 63,668 (133,295)
BMW Finance NV ......... 1.00 Quarterly Citibank NA 12/20/27 EUR 24,270 (269,655) 400,061 (669,716)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 20,840 (231,545) 268,278 (499,823)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 3,133 (34,814) 30,463 (65,277)
BMW Finance NV ......... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,200 (68,886) 62,573 (131,459)
BMW Finance NV ......... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 19,170 (212,991) 186,290 (399,281)
BMW Finance NV ......... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 6,200 (68,886) 52,919 (121,805)
BNP PARIBAS ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 10,000 190,763 207,457 (16,694)
BorgWarner, Inc. .......... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (17,246) 41,389 (58,635)
Caterpillar, Inc. ........... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 6,800 (158,384) (127,271) (31,113)
Caterpillar, Inc. ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 5,000 (116,459) (88,759) (27,700)
Commerzbank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 12,300 916,526 1,612,083 (695,557)
Commerzbank AG ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 12,000 (96,879) 73,342 (170,221)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 62,900 4,041,012 4,144,413 (103,401)
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 10,000 642,450 609,580 32,870
Federative Republic of Brazil .. 1.00 Quarterly Barclays Bank plc 12/20/27 USD 137,044 8,804,394 9,029,682 (225,288)
Ford Motor Co. ........... 5.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 1,875 (102,784) (48,488) (54,296)
INTESA SANPAOLO SPA .... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 436,345 450,173 (13,828)
iTraxx ASIA EX JAPAN
Investment Grade Index
Series 38.V1 ........... 1.00 Quarterly BNP Paribas SA 12/20/27 USD 7,535 104,906 124,008 (19,102)
iTraxx Japan Main Index Series
38.V1 ............... 1.00 Quarterly Barclays Bank plc 12/20/27 JPY 3,079,198 (152,400) (112,559) (39,841)
iTraxx Japan Main Index Series
38.V1 ............... 1.00 Quarterly Barclays Bank plc 12/20/27 JPY 1,575,000 (77,952) (52,094) (25,858)
iTraxx Japan Main Index Series
38.V1 ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 JPY 1,847,519 (91,439) (67,428) (24,011)
iTraxx Japan Main Index Series
38.V1 ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 JPY 1,231,679 (60,960) (45,024) (15,936)
Mercedes-Benz Group AG .... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 34,780 (227,984) 697,802 (925,786)
NatWest Group plc ......... 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 5,850 177,837 292,216 (114,379)
Paramount Global ......... 1.00 Quarterly Citibank NA 12/20/27 USD 1,750 106,040 74,838 31,202
Republic of Chile .......... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 21,986 79,840 300,710 (220,870)
Republic of Colombia ....... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 40,000 2,902,334 3,301,263 (398,929)
Republic of Colombia ....... 1.00 Quarterly Citibank NA 12/20/27 USD 20,000 1,451,167 1,341,765 109,402
Republic of Indonesia ....... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 52,507 (18,643) 385,569 (404,212)
Republic of the Philippines ... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 78,630 (128,081) 45,409 (173,490)
Republic of Turkey ......... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 32,000 5,094,854 6,873,653 (1,778,799)
Simon Property Group LP .... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 13,835 115,974 (102,139)
Simon Property Group LP .... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 8,687 72,961 (64,274)
Solvay SA ............... 1.00 Quarterly Bank of America NA 12/20/27 EUR 7,660 (7,370) 208,182 (215,552)
Solvay SA ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 7,660 (7,370) 175,436 (182,806)
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 7,870 (7,572) 130,230 (137,802)
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 7,660 (7,370) 156,890 (164,260)
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 7,870 (7,572) 112,502 (120,074)
Solvay SA ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 12,500 (12,028) 171,293 (183,321)
Solvay SA ............... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 EUR 3,133 (3,015) 68,417 (71,432)
Southwest Airlines Co. ...... 1.00 Quarterly Citibank NA 12/20/27 USD 5,400 34,745 108,609 (73,864)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Southwest Airlines Co. ...... 1.00 % Quarterly Citibank NA 12/20/27 USD 3,840 $ 24,708 $ 61,142 $ (36,434)
Standard Chartered plc ...... 1.00 Quarterly Bank of America NA 12/20/27 EUR 24,000 733,814 1,156,931 (423,117)
Standard Chartered plc ...... 1.00 Quarterly Barclays Bank plc 12/20/27 EUR 11,800 360,791 462,308 (101,517)
Stellantis NV ............. 5.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 22,000 (3,325,160) (2,576,604) (748,556)
Tesco plc ............... 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 6,700 110,641 131,945 (21,304)
Tesco plc ............... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 16,700 275,776 279,256 (3,480)
UniCredit SpA ............ 1.00 Quarterly BNP Paribas SA 12/20/27 EUR 15,010 1,179,071 1,963,852 (784,781)
UniCredit SpA ............ 1.00 Quarterly Goldman Sachs International 12/20/27 EUR 5,600 439,893 444,076 (4,183)
United Mexican States ...... 1.00 Quarterly Bank of America NA 12/20/27 USD 20,000 263,147 228,693 34,454
United Mexican States ...... 1.00 Quarterly Barclays Bank plc 12/20/27 USD 20,306 267,173 470,617 (203,444)
United Mexican States ...... 1.00 Quarterly Deutsche Bank AG 12/20/27 USD 27,730 364,854 488,987 (124,133)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 16,347 215,083 371,968 (156,885)
United Mexican States ...... 1.00 Quarterly Goldman Sachs International 12/20/27 USD 16,347 215,083 351,257 (136,174)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 17,059 224,452 389,672 (165,220)
United Mexican States ...... 1.00 Quarterly Morgan Stanley & Co. International plc 12/20/27 USD 16,270 214,071 255,401 (41,330)
CMBX.NA.7.AA ........... 1.50 Monthly Goldman Sachs International 01/17/47 USD 2,292 74,223 126,178 (51,955)
CMBX.NA.9.AAA .......... 0.50 Monthly Credit Suisse International 09/17/58 USD 11,992 4,537 128,345 (123,808)
CMBX.NA.9.AAA .......... 0.50 Monthly Deutsche Bank AG 09/17/58 USD 9,608 3,635 104,198 (100,563)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,955 2,631 89,173 (86,542)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,716 2,541 71,882 (69,341)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 8,097 3,064 86,662 (83,598)
CMBX.NA.9.AAA .......... 0.50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,770 2,939 89,635 (86,696)
CMBX.NA.9.BBB- ......... 3.00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 916,448 153,559 762,889
CMBX.NA.9.BBB- ......... 3.00 Monthly Goldman Sachs International 09/17/58 USD 1,456 273,993 107,157 166,836
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 267,407 73,250 194,157
CMBX.NA.9.BBB- ......... 3.00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 315,017 86,291 228,726
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 156 (15) (11,100) 11,085
CMBX.NA.6.AAA .......... 0.50 Monthly Deutsche Bank AG 05/11/63 USD 67 (22) (941) 919
CMBX.NA.6.BBB- ......... 3.00 Monthly J.P. Morgan Securities LLC 05/11/63 USD 1,623 378,443 210,798 167,645
$ – $ – $ –
$ 21,827,544 $ 37,250,755 $ (15,423,211)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
EDP - Energias de Portugal
SA ............. 1.00 % Quarterly
Morgan Stanley & Co.
International plc 03/20/23 BBB EUR 81,680 $ 126,496 $ (18,462) $ 144,958
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Barclays Bank plc 06/20/23 CCC+ EUR 1,160 (59,990) (172,736) 112,746
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/23 CCC+ EUR 1,857 (96,054) (142,562) 46,508
Casino Guichard Perrachon
SA ............. 5.00 Quarterly Citibank NA 06/20/23 CCC+ EUR 1,800 (93,087) (94,292) 1,205
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 1,833 (94,774) (140,781) 46,007
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 1,160 (59,990) (179,853) 119,863
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
Credit Suisse
International 06/20/23 CCC+ EUR 1,900 (98,259) (102,923) 4,664
Casino Guichard Perrachon
SA ............. 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/23 CCC+ EUR 580 (29,994) (71,830) 41,836
EDP - Energias de Portugal
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 23,000 558,459 421,644 136,815
EDP - Energias de Portugal
SA ............. 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 27,500 667,724 504,139 163,585
Naturgy Capital Markets SA 1.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 26,500 52,878 (51,063) 103,941

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Naturgy Capital Markets SA 1.00 % Quarterly
Morgan Stanley & Co.
International plc 06/20/23 BBB EUR 22,000 $ 43,898 $ (42,392) $ 86,290
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 745 (23,762) (24,325) 563
Novafives SAS ....... 5.00 Quarterly
Goldman Sachs
International 06/20/23 B- EUR 425 (13,544) (14,856) 1,312
thyssenkrupp AG ...... 1.00 Quarterly BNP Paribas SA 06/20/23 BB EUR 4,350 (38,025) (62,040) 24,015
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 B+ EUR 6,500 (48,260) (183,798) 135,538
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/23 B+ EUR 6,553 (48,654) (174,812) 126,158
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/23 B+ EUR 2,000 (14,849) (52,514) 37,665
thyssenkrupp AG ...... 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/23 BB EUR 4,620 (102,982) (101,996) (986)
Petroleos Mexicanos ... 1.00 Quarterly
Goldman Sachs
International 12/20/24 BBB USD 10,000 (554,029) (840,149) 286,120
Telecom Italia SpA ..... 5.00 Quarterly Barclays Bank plc 12/20/24 B+ EUR 1,400 58,567 56,278 2,289
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,400 242,005 194,674 47,331
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,850 287,381 256,452 30,929
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 1,033 104,197 96,050 8,147
Sprint Communications LLC 5.00 Quarterly Barclays Bank plc 06/20/25 NR USD 2,200 221,838 203,586 18,252
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B EUR 3,790 157,484 309,821 (152,337)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 121,746 206,657 (84,911)
CCO Holdings LLC .... 5.00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 202,910 344,263 (141,353)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 195,504 317,151 (121,647)
CCO Holdings LLC .... 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 121,746 208,408 (86,662)
Virgin Media Finance plc . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 980 38,355 82,908 (44,553)
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/26 NR EUR 410 19,863 15,343 4,520
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 15,018 20,758 (5,740)
Novafives SAS ....... 5.00 Quarterly
Credit Suisse
International 06/20/26 B- EUR 2,900 (519,157) (258,121) (261,036)
Vue International Bidco plc 5.00 Quarterly
Goldman Sachs
International 06/20/26 NR EUR 1,190 (47,936) (47,241) (695)
Vue International Bidco plc 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 NR EUR 1,160 (46,709) (50,123) 3,414
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 974 (67,227) 64,788 (132,015)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,120 (77,295) 76,968 (154,263)
Intrum AB ........... 5.00 Quarterly
Credit Suisse
International 12/20/26 BB EUR 1,546 (106,687) 101,323 (208,010)
Intrum AB ........... 5.00 Quarterly
Goldman Sachs
International 12/20/26 BB EUR 1,680 (115,943) 125,332 (241,275)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Bank of America NA 12/20/26 B+ EUR 1,140 (173,106) (39,970) (133,136)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly Barclays Bank plc 12/20/26 B+ EUR 970 (147,222) 34,160 (181,382)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 1,400 (212,586) 49,048 (261,634)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Credit Suisse
International 12/20/26 B+ EUR 442 (67,180) 16,486 (83,666)
Jaguar Land Rover
Automotive plc ..... 5.00 Quarterly
Goldman Sachs
International 12/20/26 B+ EUR 722 (109,651) 22,918 (132,569)
K+S AG ............ 5.00 Quarterly
Credit Suisse
International 12/20/26 BB+ EUR 2,900 275,781 257,909 17,872

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Novafives SAS ....... 5.00 % Quarterly
Credit Suisse
International 12/20/26 B- EUR 1,700 $ (315,407) $ (139,785) $ (175,622)
Picard Bondco SA ..... 5.00 Quarterly Citibank NA 12/20/26 CCC+ EUR 2,800 (236,923) 111,264 (348,187)
TK Elevator Holdco GmbH 5.00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 1,292 33,874 15,681 18,193
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 4,157 3,120 1,037
CMA CGM SA ........ 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 148,260 77,995 70,265
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 2,211 83,215 (78,735) 161,950
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 609 22,923 18,688 4,235
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,474 55,476 (53,602) 109,078
CMA CGM SA ........ 5.00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 55,476 (48,425) 103,901
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 23,035 20,331 2,704
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 21,653 19,111 2,542
CMA CGM SA ........ 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 6,125 5,310 815
Faurecia SE ......... 5.00 Quarterly BNP Paribas SA 06/20/27 BB EUR 5,900 172,292 57,534 114,758
Faurecia SE ......... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB EUR 1,100 32,122 10,726 21,396
Intrum AB ........... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB EUR 1,200 (95,986) (75,410) (20,576)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 1,690 (171,848) (28,391) (143,457)
Loxam SAS ......... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,800 (284,719) (89,960) (194,759)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 3,948 (401,453) (112,952) (288,501)
Loxam SAS ......... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 1,692 (172,051) (48,408) (123,643)
Picard Bondco SA ..... 5.00 Quarterly
Goldman Sachs
International 06/20/27 CCC+ EUR 1,770 (182,486) (266,307) 83,821
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 1,120 (65,903) (58,489) (7,414)
Saipem Finance
International BV .... 5.00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 1,120 (65,903) (21,248) (44,655)
Saipem Finance
International BV .... 5.00 Quarterly BNP Paribas SA 06/20/27 BB+ EUR 3,020 (177,705) (112,250) (65,455)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,120 (65,903) (43,006) (22,897)
Saipem Finance
International BV .... 5.00 Quarterly
Credit Suisse
International 06/20/27 BB+ EUR 1,120 (65,903) (21,248) (44,655)
Saipem Finance
International BV .... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 560 (32,952) (11,000) (21,952)
United Group BV ...... 5.00 Quarterly Barclays Bank plc 06/20/27 B EUR 2,930 (562,738) (161,956) (400,782)
United Group BV ...... 5.00 Quarterly BNP Paribas SA 06/20/27 B EUR 2,930 (562,738) (146,604) (416,134)
United Group BV ...... 5.00 Quarterly
Goldman Sachs
International 06/20/27 B EUR 1,750 (336,107) (164,648) (171,459)
United Group BV ...... 5.00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 B EUR 2,930 (562,738) (182,148) (380,590)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC- EUR 2,219 (574,319) (522,705) (51,614)
ADLER Real Estate AG . 5.00 Quarterly Bank of America NA 12/20/27 CCC- EUR 631 (163,163) (148,500) (14,663)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 1,334 (345,211) (309,354) (35,857)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 379 (98,074) (87,887) (10,187)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 1,065 (275,668) (247,033) (28,635)
ADLER Real Estate AG . 5.00 Quarterly Barclays Bank plc 12/20/27 CCC- EUR 3,750 (970,323) (869,534) (100,789)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 1,088 (281,558) (259,733) (21,825)
ADLER Real Estate AG . 5.00 Quarterly Citibank NA 12/20/27 CCC- EUR 309 (79,989) (73,790) (6,199)
ADLER Real Estate AG . 5.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 647 (167,399) (150,964) (16,435)

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate AG . 5.00 % Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC- EUR 2,277 $ (589,230) $ (531,379) $ (57,851)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 1,651 (427,227) (384,983) (42,244)
ADLER Real Estate AG . 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC- EUR 469 (121,375) (109,373) (12,002)
BP Capital Markets plc .. 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 A- EUR 19,170 37,498 (191,464) 228,962
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 12/20/27 BB+ EUR 1,810 57,424 (59,849) 117,273
CMA CGM SA ........ 5.00 Quarterly Bank of America NA 12/20/27 BB+ EUR 5,460 173,224 (176,872) 350,096
CMA CGM SA ........ 5.00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 2,340 74,239 (85,329) 159,568
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 BB+ EUR 7,215 228,903 (225,759) 454,662
CMA CGM SA ........ 5.00 Quarterly
Credit Suisse
International 12/20/27 BB+ EUR 4,160 131,980 (99,093) 231,073
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,220 102,158 (115,450) 217,608
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,100 98,351 (85,518) 183,869
HCA, Inc. ........... 5.00 Quarterly Barclays Bank plc 12/20/27 BBB- USD 2,975 502,774 435,680 67,094
HCA, Inc. ........... 5.00 Quarterly Citibank NA 12/20/27 BBB- USD 1,985 335,465 310,502 24,963
LANXESS AG ........ 1.00 Quarterly Bank of America NA 12/20/27 BBB EUR 7,660 (377,195) (605,699) 228,504
LANXESS AG ........ 1.00 Quarterly
Goldman Sachs
International 12/20/27 BBB EUR 7,660 (377,195) (584,872) 207,677
LANXESS AG ........ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB EUR 7,660 (377,195) (484,709) 107,514
LANXESS AG ........ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB EUR 7,870 (387,536) (400,892) 13,356
LANXESS AG ........ 1.00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 BBB EUR 7,870 (387,536) (432,071) 44,535
Tenet Healthcare Corp. .. 5.00 Quarterly Barclays Bank plc 12/20/27 B- USD 1,985 7,488 49,188 (41,700)
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 1,985 7,488 (21,851) 29,339
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 1,985 7,488 (5,967) 13,455
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 3,970 14,975 70,385 (55,410)
Tenet Healthcare Corp. .. 5.00 Quarterly
Goldman Sachs
International 12/20/27 B- USD 1,485 5,602 34,118 (28,516)
Yum! Brands, Inc. ..... 1.00 Quarterly BNP Paribas SA 12/20/27 BB USD 1,985 (17,644) (13,036) (4,608)
Yum! Brands, Inc. ..... 1.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB USD 1,985 (17,644) (44,697) 27,053
Telecom Italia SpA ..... 1.00 Quarterly BNP Paribas SA 06/20/29 B+ EUR 3,400 (690,226) (639,258) (50,968)
CMBX.NA.7.AA ....... 1.50 Monthly
Credit Suisse
International 01/17/47 AA USD 2,292 (74,223) (148,071) 73,848
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (194,547) (57,598) (136,949)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,707 (194,547) (66,791) (127,756)
CMBX.NA.9.A ........ 2.00 Monthly
Goldman Sachs
International 09/17/58 A USD 3,503 (183,847) (62,892) (120,955)
CMBX.NA.9.A ........ 2.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 A USD 7,413 (389,095) (117,856) (271,239)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 5,025 (945,691) (11,392) (934,299)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 579 (108,958) (1,582) (107,376)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 1,392 (261,950) (142,933) (119,017)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 1,360 (255,928) (288,650) 32,722

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3.00 % Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 960 $ (180,655) $ (105,240) $ (75,415)
CMBX.NA.9.BBB- ..... 3.00 Monthly
J.P. Morgan Securities
LLC 09/17/58 BBB- USD 1,674 (315,017) (158,021) (156,996)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 305 (57,396) (457) (56,939)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 16,898 (3,179,904) (46,245) (3,133,659)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (451,637) 2,357 (453,994)
CMBX.NA.9.BBB- ..... 3.00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (307,678) (406,704) 99,026
CMBX.NA.10.BBB- .... 3.00 Monthly
J.P. Morgan Securities
LLC 11/17/59 BBB- USD 270 (46,665) (20,780) (25,885)
CMBX.NA.6.BBB- ..... 3.00 Monthly
Credit Suisse
International 05/11/63 BBB- USD 1,623 (378,443) (174,429) (204,014)
$ (15,722,788) $ (9,279,619) $ (6,443,169)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 12.40% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 29,476 $ 3,003,148 $ — $ 3,003,148
1 day
BZDIOVER At Termination 5.42% At Termination BNP Paribas SA 01/02/23 BRL 227,135 (1,453,630) — (1,453,630)
1 day
BZDIOVER At Termination 8.20% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 45,601 747,895 — 747,895
1 day
BZDIOVER At Termination 8.38% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 37,425 705,973 — 705,973
1 day
BZDIOVER At Termination 9.45% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 82,529 3,203,142 — 3,203,142
1 day
BZDIOVER At Termination 9.45% At Termination JPMorgan Chase Bank NA 01/02/23 BRL 17,491 678,857 — 678,857
1.42% Semi-Annual 1 day CLICP Semi-Annual Bank of America NA 04/01/23 CLP 71,269,343 4,178,269 — 4,178,269
1 day CLICP Semi-Annual 1.65% Semi-Annual Bank of America NA 05/28/23 CLP 71,269,343 (3,989,528) — (3,989,528)
1 day
BZDIOVER At Termination 13.97% At Termination Citibank NA 01/02/24 BRL 213,222 199,443 — 199,443
1 day
BZDIOVER At Termination 13.98% At Termination Citibank NA 01/02/24 BRL 198,298 186,261 — 186,261
1 day
BZDIOVER At Termination 14.49% At Termination
Goldman Sachs
International 01/02/24 BRL 218,429 414,952 — 414,952
1 day
BZDIOVER At Termination 11.65% At Termination JPMorgan Chase Bank NA 01/02/25 BRL 100,607 (498,523) — (498,523)
1 day
BZDIOVER At Termination 11.69% At Termination Citibank NA 01/02/25 BRL 140,937 (672,191) — (672,191)
28 day
MXIBTIIE Monthly 6.02% Monthly Citibank NA 03/24/26 MXN 969,089 (4,390,290) — (4,390,290)
7.64% Monthly
28 day
MXIBTIIE Monthly UBS AG 11/18/26 MXN 517,782 1,130,514 — 1,130,514

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.71% Monthly
28 day
MXIBTIIE Monthly BNP Paribas SA 11/19/26 MXN 1,002,958 $ 2,068,370 $ — $ 2,068,370
$ 5,512,662 $ — $ 5,512,662
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day SOFR minus
0.30% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
JPMorgan Chase Bank
NA 01/17/23 USD 704 $ (1,247,218) $ — $ (1,247,218)
1 day SOFR minus
1.65% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 01/17/23 USD 170 14,802 — 14,802
1 day SOFR minus
0.45% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination Barclays Bank plc 01/27/23 USD 100 (9,774) — (9,774)
0.00% ........... At Termination
MSCI ACWI ESG
Universal Index
At
Termination
Goldman Sachs
International 02/17/23 USD 9,089 (176,601) — (176,601)
1 day SOFR minus
0.20% ......... Quarterly
SPDR Bloomberg
High Yield Bond
ETF Quarterly Barclays Bank plc 03/17/23 USD 210 (185,451) — (185,451)
1 day SOFR minus
0.20% ......... At Termination
SPDR Bloomberg
High Yield Bond
ETF
At
Termination BNP Paribas SA 03/17/23 USD 216 (396,755) — (396,755)
1 day SOFR minus
0.20% ......... At Termination
SPDR Bloomberg
High Yield Bond
ETF
At
Termination
Goldman Sachs
International 03/17/23 USD 53 (100,178) — (100,178)
1 day SOFR minus
0.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination Bank of America NA 03/17/23 USD 862 (1,171,750) — (1,171,750)
1 day SOFR minus
0.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination BNP Paribas SA 03/17/23 USD 242 (259,151) — (259,151)
1 day SOFR minus
0.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
Goldman Sachs
International 03/17/23 USD 125 (182,255) — (182,255)
1 day SOFR minus
0.40% ......... At Termination
iShares iBoxx High
Yield Corporate
Bond ETF
At
Termination
JPMorgan Chase Bank
NA 03/17/23 USD 482 (664,168) — (664,168)
1 day SOFR plus 0.15% At Termination
SPDR Bloomberg
High Yield Bond
ETF
At
Termination
Goldman Sachs
International 03/17/23 USD 337 (461,484) — (461,484)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 03/20/23 EUR 12,000 94,771 27,917 66,854
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly BNP Paribas SA 03/20/23 EUR 14,700 116,095 34,199 81,896
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 03/20/23 EUR 12,200 (874,000) 590 (874,590)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 03/20/23 EUR 12,000 94,771 27,917 66,854

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit iBoxx EUR Liquid
High Yield Total
Return Index ..... At Termination 3 month EURIBOR Quarterly
Goldman Sachs
International 03/20/23 EUR 9,400 $ 21,624 $ 22,226 $ (602)
Pitney Bowes, Inc. ... Quarterly
1 day SOFR minus
0.25% Quarterly Citibank NA 06/13/23 USD 20 (600) — (600)
0.00% ........... Quarterly
MSCI ACWI ESG
Universal Index Quarterly
Goldman Sachs
International 12/07/23 USD 23,012 263,304 — 263,304
$ (5,124,018) $ 112,849 $ (5,236,867)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Merrill Lynch
International &
Co.
(b)
02/15/23 $ (715,745,890) $ 21,714,001
(c)
$ (691,896,045) 2.0%
(b)
Range: 15-85 basis points
Benchmarks: EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(c)
Amount includes $(2,135,844) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date February 15, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Belgium
Telenet Group Holding NV ... 188,842 $ 3,084,603 (0.4) %
Germany
ADLER Group SA ......... 54,975 78,900 (0.0)
(a)
Italy
Telecom Italia SpA ........ 4,402,563 1,020,303 (0.2)
United Kingdom
EnQuest plc ............. 4,891,224 1,260,434 (0.2)
Liberty Global plc, Class A ... 121,654 2,302,910 (0.3)
3,563,344
Shares Value
% of Basket
Value
United States
Altice USA, Inc., Class A .... 98,847 $ 454,696 (0.1) %
Coty, Inc., Class A ......... 416,685 3,566,824 (0.5)
Southwest Airlines Co. ...... 10,000 336,700 (0.0)
(a)
4,358,220
Total Reference Entity — Long ............ 12,105,370
Reference Entity — Short
Common Stocks
France
Fnac Darty SA ........... (333) (12,297) 0.0
(b)
Germany
BASF SE ............... (42,060) (2,070,977) 0.3
Hong Kong
Link REIT .............. (650,000) (4,756,271) 0.7

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Shares Value
% of Basket
Value
United States
iShares iBoxx $ High Yield
Corporate Bond ETF ..... (55,000) $ (4,049,650) 0.6%
iShares iBoxx $ Investment
Grade Corporate Bond ETF (809,000) (85,292,870) 12.3
Pitney Bowes, Inc. ........ (67,500) (256,500) 0.0
(b)
Sabre Corp. ............. (35,000) (216,300) 0.0
(b)
SPDR Bloomberg High Yield
Bond ETF ............ (1,367,000) (123,030,000) 17.8
Vanguard Intermediate-Term
Corporate Bond ETF ..... (2,707,000) (209,819,570) 30.3
Shares Value
% of Basket
Value
United States (continued)
Vanguard Long-Term Corporate
Bond ETF ............ (1,838,000) $ (139,154,980) 20.1%
Vanguard Short-Term Corporate
Bond ETF ............ (1,800,000) (135,342,000) 19.6
(697,161,870)
Total Reference Entity — Short ............ (704,001,415)
Net Value of Reference Entity — Merrill Lynch
International & Co. ..................... $ (691,896,045)
(a)
Amount is greater than (0.1)%.
(b)
Rounds to less than 0.1%.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
1 day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0.03
1 day SOFR ......................................... Secured Overnight Financing Rate 4.06
1 day SONIA ......................................... Sterling Overnight Index Average 3.43
1 day TONAR ........................................ Tokyo Overnight Average Rate (0.02)
1 week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 3.00
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 10.77
3 month BA .......................................... Canadian Bankers Acceptances 4.94
3 month BBR ........................................ Australian Bank Bill Rate 3.26
3 month CD_KSDA .................................... Certificates of Deposit by the Korean Securities Dealers Association 3.98
3 month EURIBOR ..................................... Euro Interbank Offered Rate 2.13
3 month LIBOR ....................................... London Interbank Offered Rate 4.77
3 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.02
6 month EURIBOR ..................................... Euro Interbank Offered Rate 2.69
6 month WIBOR ...................................... Warsaw Interbank Offered Rate 7.04
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ 59,233,151 $ (57,420,375) $ 512,737,995 $ (263,921,365) $ —
OTC Swaps ..................................................... 49,714,673 (21,630,688) 46,359,212 (46,235,796) —
Options Written ................................................... N/A N/A 69,232,600 (276,215,573) (538,047,417)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ 17,911,310 $ — $ 255,420,295 $ — $ 273,331,605
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 50,293,782 — — 50,293,782
Options purchased
(b)
Investments at value — unaffiliated
(c)
........... — 576,992 17,991,519 59,421,679 210,786,638 3,008,048
(d)
291,784,876
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 26,927,621 — — 482,442,155 3,368,219 512,737,995
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 57,236,501 21,992,107 — 16,845,277 — 96,073,885
$ — $ 84,741,114 $ 57,894,936 $ 109,715,461 $ 965,494,365 $ 6,376,267 $ 1,224,222,143
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ 1,848,597 $ — $ 22,488,327 $ — $ 24,336,924
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 53,661,126 — — 53,661,126
Options written
(b)
Options written at value ..................... — 71,088 13,625,130 26,836,613 497,514,586 — 538,047,417
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 11,348,258 — — 248,494,192 4,078,915 263,921,365
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 51,131,745 4,855,385 — 11,879,354 — 67,866,484
$ — $ 62,551,091 $ 20,329,112 $ 80,497,739 $ 780,376,459 $ 4,078,915 $ 947,833,316
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(d)
Includes worse of put/dual binary options at value.
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ (8,472,121) $ — $ 59,809,161 $ — $ 1,733,276,541 $ — $ 1,784,613,581
Forward foreign currency exchange contracts .... — — — 558,699,245 — — 558,699,245
Options purchased
(a)
.................... — (7,509,581) (145,190,329) (68,836,095) 37,941,549 317,156 (183,277,300)
Options written ........................ — 13,844,706 96,277,369 100,011,168 (86,826,795) 1,420,717 124,727,165
Swaps .............................. — (5,392,018) (33,944,879) — 154,381,750 (29,925,177) 85,119,676
$ (8,472,121) $ 943,107 $ (23,048,678) $ 589,874,318 $ 1,838,773,045 $ (28,187,304) $ 2,369,882,367
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ 32,509,528 $ — $ 190,344,640 $ — $ 222,854,168
Forward foreign currency exchange contracts .... — — — 40,161,198 — — 40,161,198
Options purchased
(b)
.................... — 542,238 (9,227,662) 12,712,995 68,240,006 (318,908) 71,948,669
Options written ........................ — 130,641 (5,618,467) 4,437,928 (240,383,583) — (241,433,481)
Swaps .............................. — 20,990,010 19,510,602 — 105,329,036 17,323,409 163,153,057
$ — $ 21,662,889 $ 37,174,001 $ 57,312,121 $ 123,530,099 $ 17,004,501 $ 256,683,611
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 7,308,513,241
Average notional value of contracts — short ................................................................................. $ 16,892,114,842
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 9,128,511,771
Average amounts sold — in USD ........................................................................................ $ 2,555,611,090
Options
Average value of option contracts purchased ................................................................................ $ 111,066,590
Average value of option contracts written ................................................................................... $ 66,695,112
Average notional value of swaption contracts purchased ......................................................................... $ 8,764,566,777
Average notional value of swaption contracts written ........................................................................... $ 28,946,803,386
Credit default swaps
Average notional value — buy protection ................................................................................... $ 2,951,582,704
Average notional value — sell protection ................................................................................... $ 1,078,156,635
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 20,807,623,567
Average notional value — receives fixed rate ................................................................................ $ 17,082,169,838
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 181,717,768
Average notional value — receives fixed rate ................................................................................ $ 183,087,513
Total return swaps
Average notional value ............................................................................................... $ 157,130,760
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (6,550,037)
Futures contracts .................................................................................... $ 40,512,362 $ —
Forward foreign currency exchange contracts ................................................................. 50,293,782 53,661,126
Options
(a)(b)
........................................................................................ 291,784,876 538,047,417
Swaps — centrally cleared .............................................................................. 905,800 —
Swaps — OTC
(c)
.................................................................................... 96,073,885 67,866,484
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 479,570,705 $ 659,575,027
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(74,058,789) (20,052,993)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 405,511,916 $ 639,522,034
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Consolidated Schedule of
Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 41,872,090 $ (39,220,433) $ (2,651,657) $ — $ —
Barclays Bank plc ................................ 43,025,553 (43,025,553) — — —
BNP Paribas SA ................................. 12,866,033 (12,866,033) — — —
Canadian Imperial Bank of Commerce .................. 255,011 — — — 255,011
Citibank NA .................................... 44,540,051 (44,540,051) — — —
Citigroup Global Markets, Inc. ........................ 916,448 (916,448) — — —
Credit Suisse International .......................... 2,250,488 (2,250,488) — — —
Deutsche Bank AG ............................... 6,925,579 (6,925,579) — — —
Goldman Sachs International ........................ 122,085,005 (122,085,005) — — —
HSBC Bank plc .................................. 5,391,780 (2,103,734) — — 3,288,046
J.P. Morgan Securities LLC .......................... 411,166 (411,166) — — —
JPMorgan Chase Bank NA .......................... 42,817,808 (42,817,808) — — —
Merrill Lynch International & Co. ...................... 21,714,001 — — — 21,714,001
Morgan Stanley & Co. International plc .................. 42,601,320 (42,601,320) — — —
Natwest Markets plc .............................. 439,317 (439,317) — — —
Royal Bank of Canada ............................. 4,026,919 (1,917,023) — — 2,109,896
Standard Chartered Bank ........................... 1,005,229 (748,457) — — 256,772
State Street Bank and Trust Co. ...................... 48,478 (48,478) — — —
Toronto Dominion Bank ............................ 7,767,125 — — — 7,767,125
UBS AG ...................................... 4,552,515 (4,552,515) — — —
$ 405,511,916 $ (367,469,408) $ (2,651,657) $ — $ 35,390,851
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(d)(e)
Bank of America NA .............................. $ 39,220,433 $ (39,220,433) $ — $ — $ —
Bank of Montreal ................................ 43,459 — — — 43,459
Barclays Bank plc ................................ 45,428,682 (43,025,553) (2,403,129) — —
BNP Paribas SA ................................. 16,877,941 (12,866,033) (4,011,908) — —
Citibank NA .................................... 46,614,065 (44,540,051) (2,074,014) — —
Citigroup Global Markets, Inc. ........................ 945,691 (916,424) — (29,267) —
Credit Suisse International .......................... 3,736,768 (2,250,488) (1,454,992) — 31,288
Deutsche Bank AG ............................... 35,605,016 (6,925,579) (18,954,132) (9,553,000) 172,305
Goldman Sachs International ........................ 181,000,682 (122,085,005) (58,915,677) — —
HSBC Bank plc .................................. 2,103,734 (2,103,734) — — —
J.P. Morgan Securities LLC .......................... 830,988 (411,166) (241,537) — 178,285
JPMorgan Chase Bank NA .......................... 53,916,065 (42,817,808) (11,098,257) — —
Morgan Stanley & Co. International plc .................. 170,371,427 (42,601,320) (125,886,107) (1,884,000) —
Natwest Markets plc .............................. 564,328 (439,317) — — 125,011
Nomura International plc ........................... 1,937,581 — (1,935,924) — 1,657
Royal Bank of Canada ............................. 1,917,023 (1,917,023) — — —
Standard Chartered Bank ........................... 748,457 (748,457) — — —
State Street Bank and Trust Co. ...................... 718,935 (48,478) — — 670,457
UBS AG ...................................... 34,819,252 (4,552,515) — — 30,266,737
Wells Fargo Securities LLC .......................... 2,121,507 — (2,121,507) — —
$ 639,522,034 $ (367,469,384) $ (229,097,18 4 ) $ (11,466,267) $ 31,489,199
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Bermuda ............................................. $ — $ — $ 10,235,791 $ 10,235,791
Canada ............................................. — 23,942,275 — 23,942,275
Cayman Islands ........................................ — 2,269,591,901 5,169,324 2,274,761,225
France .............................................. — 4,362,459 — 4,362,459
Germany ............................................ — 1,187,852 — 1,187,852
Ireland .............................................. — 192,708,753 — 192,708,753
Italy ................................................ — 2,369,025 — 2,369,025
Jersey, Channel Islands ................................... — 26,612,437 — 26,612,437
Luxembourg .......................................... — 5,415,052 — 5,415,052
Netherlands ........................................... — 2,918,747 — 2,918,747
Portugal ............................................. — 4,760,924 — 4,760,924
Spain ............................................... — 9,824,848 — 9,824,848
United Kingdom ........................................ — 37,174,986 — 37,174,986
United States .......................................... — 2,395,665,598 63,371,581 2,459,037,179
Common Stocks
Australia ............................................. — 1,700,505 — 1,700,505
Brazil ............................................... 762,462 — — 762,462
Canada ............................................. 2,621,101 — 395,239 3,016,340
France .............................................. — 21,578,961 — 21,578,961
Germany ............................................ — 33,709,937 — 33,709,937
Italy ................................................ — 6,477,457 — 6,477,457
Netherlands ........................................... 3,276,369 6,549,854 — 9,826,223
Switzerland ........................................... — 836,508 — 836,508
United Kingdom ........................................ 18,404,610 2,552,215 26 20,956,851
United States .......................................... 385,817,367 19,753,374 48,715,168 454,285,909
Corporate Bonds
Argentina ............................................ — 14,851,850 — 14,851,850
Australia ............................................. — 32,124,971 34,750,319 66,875,290
Austria .............................................. — 48,494,914 — 48,494,914
Belgium ............................................. — 138,524,340 — 138,524,340
Brazil ............................................... — 115,876,226 — 115,876,226
Canada ............................................. — 216,091,648 16,923,847 233,015,495
Cayman Islands ........................................ — 44,381 — 44,381
Chile ............................................... — 14,830,541 — 14,830,541
China ............................................... — 64,738,611 — 64,738,611
Colombia ............................................ — 75,528,347 — 75,528,347
Cyprus .............................................. — 17,482,359 — 17,482,359
Czech Republic ........................................ — 1,670,156 — 1,670,156
Denmark ............................................. — 23,999,097 — 23,999,097
Dominican Republic ..................................... — 1,168,313 — 1,168,313
Finland .............................................. — 21,718,103 — 21,718,103
France .............................................. — 574,738,350 18,509,151 593,247,501
Germany ............................................ — 723,128,021 — 723,128,021
Greece .............................................. — 4,128,000 — 4,128,000
Guatemala ........................................... — 8,215,175 — 8,215,175
Guernsey ............................................ — 233,795 — 233,795
Hong Kong ........................................... — 30,768,246 — 30,768,246
India ............................................... — 44,990,902 — 44,990,902
Indonesia ............................................ — 17,550,032 — 17,550,032
Ireland .............................................. — 919,067 — 919,067
Israel ............................................... — 20,937,742 — 20,937,742
Italy ................................................ — 253,443,573 — 253,443,573
Jamaica ............................................. — 7,786,536 — 7,786,536
Japan ............................................... — 136,183,332 — 136,183,332

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
Kuwait .............................................. $ — $ 13,083,629 $ — $ 13,083,629
Luxembourg .......................................... — 182,330,260 — 182,330,260
Macau .............................................. — 10,592,797 — 10,592,797
Malaysia ............................................. — 11,117,903 — 11,117,903
Mexico .............................................. — 129,215,653 — 129,215,653
Morocco ............................................. — 5,340,512 — 5,340,512
Netherlands ........................................... — 279,226,912 — 279,226,912
Nigeria .............................................. — 12,739,278 — 12,739,278
Norway .............................................. — 25,183,345 — 25,183,345
Oman ............................................... — 1,626,186 — 1,626,186
Paraguay ............................................ — 5,924,758 — 5,924,758
Peru ................................................ — 7,782,533 — 7,782,533
Portugal ............................................. — 12,380,557 — 12,380,557
Romania ............................................. — 16,612,287 — 16,612,287
Saudi Arabia .......................................... — 109,686,468 — 109,686,468
Singapore ............................................ — 18,620,983 — 18,620,983
South Africa ........................................... — 74,063,796 — 74,063,796
South Korea .......................................... — 5,499,238 — 5,499,238
Spain ............................................... — 319,544,335 — 319,544,335
Sweden ............................................. — 90,756,214 — 90,756,214
Switzerland ........................................... — 157,882,737 — 157,882,737
Taiwan .............................................. — 5,313,098 — 5,313,098
Tanzania, United Republic Of ............................... — 8,097,678 — 8,097,678
Thailand ............................................. — 8,607,918 — 8,607,918
Turkey .............................................. — 4,562,172 — 4,562,172
Ukraine ............................................. — 10,356,817 — 10,356,817
United Arab Emirates .................................... — 29,415,034 — 29,415,034
United Kingdom ........................................ — 978,897,087 — 978,897,087
United States .......................................... — 6,865,849,855 260,031,423 7,125,881,278
Zambia .............................................. — 10,557,317 — 10,557,317
Floating Rate Loan Interests
Canada ............................................. — 3,421,955 — 3,421,955
European Union ........................................ — — 42,174,110 42,174,110
France .............................................. — 2,622,505 — 2,622,505
Germany ............................................ — 15,637,778 — 15,637,778
Jersey, Channel Islands ................................... — — 22,389,431 22,389,431
Luxembourg .......................................... — 31,812,641 45,933,104 77,745,745
Mexico .............................................. — — 42,560 42,560
Netherlands ........................................... — 9,075,184 — 9,075,184
Spain ............................................... — 6,228,221 37,339,713 43,567,934
Sweden ............................................. — 8,146,961 — 8,146,961
United Kingdom ........................................ — 23,002,706 53,902,510 76,905,216
United States .......................................... — 680,567,598 650,925,040 1,331,492,638
Foreign Agency Obligations ................................. — 346,379,153 — 346,379,153
Foreign Government Obligations .............................. — 871,964,170 — 871,964,170
Investment Companies .................................... 1,203,595,203 — — 1,203,595,203
Municipal Bonds ......................................... — 993,568,865 — 993,568,865
Non-Agency Mortgage-Backed Securities
Bermuda ............................................. — 43,987,795 — 43,987,795
Cayman Islands ........................................ — 21,226,360 — 21,226,360
Ireland .............................................. — 45,088,274 — 45,088,274
Italy ................................................ — 18,915,677 — 18,915,677
Netherlands ........................................... — 15,585,625 — 15,585,625
Switzerland ........................................... — 21,355 — 21,355
United Kingdom ........................................ — 115,361,333 — 115,361,333
United States .......................................... — 2,229,048,802 319,875,783 2,548,924,585
Preferred Securities
China ............................................... — — 48,848,110 48,848,110
Germany ............................................ — — 15,601,817 15,601,817
Jersey, Channel Islands ................................... — — 12,508,772 12,508,772
Spain ............................................... — 814,621 — 814,621
Sweden ............................................. — — 6,466,793 6,466,793
United States .......................................... 16,183,307 — 257,383,940 273,567,247
U.S. Government Sponsored Agency Securities .................... — 9,665,172,928 76,592,805 9,741,765,733
Fair Value Hierarchy as of Period End (continued)

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
Level 1 Level 2 Level 3 Total
U.S. Treasury Obligations ................................... $ — $ 7,505,686,871 $ — $ 7,505,686,871
Warrants .............................................. 1,317,192 34,224 6,002,568 7,353,984
Short-Term Securities
Borrowed Bond Agreements ................................. — 249,495,625 — 249,495,625
Certificates of Deposit ..................................... — 88,652,211 — 88,652,211
Commercial Paper ....................................... — 120,683,014 — 120,683,014
Money Market Funds ...................................... 467,417,578 — — 467,417,578
Options Purchased
Credit contracts .......................................... — 576,992 — 576,992
Equity contracts .......................................... 14,524,896 3,466,623 — 17,991,519
Foreign currency exchange contracts ........................... — 58,935,459 486,220 59,421,679
Interest rate contracts ...................................... 18,115,731 192,670,907 — 210,786,638
Other contracts .......................................... — — 3,008,048 3,008,048
Unfunded Floating Rate Loan Interests
(a)
.............................. — 2,428 74 2,502
Liabilities
Investments
Borrowed Bonds ......................................... — (245,874,639) — (245,874,639)
TBA Sale Commitments .................................... — (7,930,370,976) — (7,930,370,976)
Unfunded Floating Rate Loan Interests
(a)
.............................. — — (1,151,988) (1,151,988)
$ 2,132,035,816 $ 32,282,336,899 $ 2,056,431,279 $ 36,470,803,994
Investments valued at NAV
( b )
...................................... 214,607,834
$ —
$ 36,685,411,828
$ —
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 34,562,298 $ — $ 34,562,298
Equity contracts ........................................... 7,743,976 32,159,441 — 39,903,417
Foreign currency exchange contracts ............................ — 50,293,782 — 50,293,782
Interest rate contracts ....................................... 255,420,295 499,174,583 — 754,594,878
Other contracts ........................................... — 3,368,219 — 3,368,219
Liabilities
Credit contracts ........................................... — (40,920,403) — (40,920,403)
Equity contracts ........................................... (13,849,694) (6,479,418) — (20,329,112)
Foreign currency exchange contracts ............................ — (80,497,739) — (80,497,739)
Interest rate contracts ....................................... (29,605,788) (750,770,671) — (780,376,459)
Other contracts ........................................... — (4,078,915) — (4,078,915)
$ 219,708,789 $ (263,188,823) $ — $ (43,480,034)
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

BlackRock Strategic Income Opportunities Portfolio
Consolidated Schedules of Investments

Consolidated Schedule of Investments
(continued)
December 31, 2022
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the year in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Options
Purchased
Preferred
Securities
Unfunded
Floating
Rate Loan
Interests
U.S.
Government
Sponsored
Agency
Securities
Unfunded
SPAC
PIPE
commitments Warrants Total
Investments
Assets/Liabilities
Opening balance, as of
December 31, 2021 ... $ 310,997,968 $ 30,240,264 $ 295,174,229 $ 670,067,167 $ 282,426,791 $ — $ 287,617,950 $ 103,638 $ — $ 1,225,849 $ 1,111,621 $ 1,878,965,477
Transfers into Level 3 .... 44,228,789 — — 67,971,986 85,293,400 — — — 43,925,728 — — 241,419,903
Transfers out of Level 3 ... (188,357,223) (944,458) (94,082) (40,107,565) (116,031,922) — — — — — — (345,535,250)
Accrued discounts / premiums 377,138 — 388,728 1,383,882 19,220 — — — (11,156,216) — — (8,987,248)
Net realized gain (loss) ... 2,012,594 (1,320) (3,753,892) (584,221) (1,982,225) — 242,777 — — — — (4,066,287)
Net change in unrealized
appreciation
(depreciation)
(a)(b)
..... (8,524,591) 896,759 (14,250,106) (38,663,248) (30,947,252) (735,070) (47,662,601) (1,255,552) 12,266,514 (1,225,849) 5,147,801 (124,953,195)
Purchases ............ 10,640,775 46,394,378 152,688,135 459,352,855 145,763,948 4,229,338 101,248,990 — 31,556,779 — 3 951,875,201
Sales ............... (92,598,754) (27,475,190) (99,938,272) (266,714,388) (44,666,177) — (637,684) — — — (256,857) (532,287,322)
Closing balance, as of
December 31, 2022 ...
$ 78,776,696 $ 49,110,433 $ 330,214,740 $ 852,706,468 $ 319,875,783 $ 3,494,268 $ 340,809,432 $ (1,151,914) $ 76,592,805 $ — $ 6,002,568 $ 2,056,431,279
Net change in unrealized
appreciation (depreciation)
on investments still held at
December 31, 2022
(b)
..
$ (11,149,356) $ 942,587 $ (14,178,613) $ (38,687,903) $ (30,858,919) $ (735,070) $ (47,662,601) $ (1,255,552) $ 12,266,514 $ — $ 5,147,801 $ (126,171,112)
(a)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

2022
BlackRock Annual Report to Shareholders
BlackRock Strategic Income Opportunities Portfolio

Consolidated Schedule of Investments
(continued)
December 31, 2022
(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $679,174,379. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Common Stocks
(b)
............................ $ 49,110,318 Market Revenue Multiple 12.00x —
Volatility 33% – 78% 52%
Time to Exit 1.0 – 1.5 years 1.3 years
Market Adjustment
Multiple
0.5x —
Corporate Bonds
(c)
............................ 290,459,422 Income Discount Rate 6% – 35% 13%
Market Revenue Multiple 12.25x —
Volatility 60% – 60% 60%
Floating Rate Loan Interests
(d)
..................... 690,875,162 Income Discount Rate 5% – 17% 11%
Credit Spread 273 – 819 387
Estimated Recovery
Value
50% —
Preferred Stocks
(b)(e)
........................... 340,809,433 Market Revenue Multiple 0.21x – 24.00x 10.05x
EBITDAR Multiple 6.50x —
Volatility 50% – 85% 65%
Time to Exit 1.5 – 5.0 years 2.8 years
Market Adjustment
Multiple
0.50x – 1.00x 0.87x
Gross Profit Multiple 32.00x —
Recent Transactions (f) —
Income Discount Rate 12% —
Warrants .................................. 6,002,565 Market Revenue Multiple 6.75x – 18.00x 9.76x
Volatility 40% – 68% 60%
Time to Exit 0.5 – 4.7 years 0.5 years
Income Discount Rate 13% —
$ 1,377,256,900
(b)
The fund valued certain of its Level 3 Common Stocks and Preferred Stocks using recent transaction prices as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $44,586,718 as of December 31, 2022.
(c)
For the period end December 31, 2022, the valuation technique for investments classified as Corporate Bonds amounting to $26,733,736 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(d)
For the period end December 31, 2022, the valuation technique for investments classified as Floating Rate Loan Interests amounting to $27,595,800 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(e)
For the period end December 31, 2022, the valuation technique for investments classified as Preferred Stocks amounting to $53,664,424 changed to a Discount Cash Flow approach. The investments were previously valued utilizing a recent transaction. The change was due to consideration of the information that was available at the time the investments were valued.
(f)
For the period end December 31, 2022, the valuation technique for certain investments classified as Preferred Stocks used recent prior transaction prices as inputs within the model used for the approximation of fair value.

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
December 31, 2022
Security
Par (000)
Pa r (000) Value
Corporate Bonds
Brazil — 0.5%
Klabin Austria GmbH, 3.20%
,
01/12/31
(a)
................ USD 200 $ 161,000
Guatemala — 0.5%
Millicom International Cellular SA,
6.25%
,
03/25/29
(a)
........... 180 171,653
Saudi Arabia — 0.9%
Gaci First Investment Co., 5.00%
,
10/13/27
(a)
................ 320 320,045
South Africa — 0.6%
Growthpoint Properties International
Pty. Ltd., 5.87%
,
05/02/23
(a)
..... 219 217,055
Ukraine — 0.0%
State Savings Bank of Ukraine, 9.38%
,
03/10/23
(a)(b)
............... 10 7,024
United States — 1.6%
CITGO Petroleum Corp., 7.00%
,
06/15/25
(c)
................ 543 529,620
Total Corporate Bonds — 4.1%
(Cost: $1,472,937) .............................. 1,406,397
Foreign Government Obligations
Argentina — 0.8%
Argentine Republic (The)
(b)
3.88%, 01/09/38 ............ 522 164,363
1.50%, 07/09/46 ............ 306 77,741
Provincia de Buenos Aires, (Argentina
Deposit Rates Badlar Private Banks
ARS 30 to 35 Days + 3.75%),
72.91%
,
04/12/25
(a)(c)(d)
........ ARS 14,851 47,652
289,756
Benin — 0.9%
Benin Government Bond, 4.95%
,
01/22/35
(c)
................ EUR 378 293,053
Brazil — 6.3%
Federative Republic of Brazil
10.00%, 01/01/23 ........... BRL 3 534,186
10.00%, 01/01/25 ........... 3 628,375
10.00%, 01/01/27 ........... 3 478,609
10.00%, 01/01/29 ........... 1 229,441
10.00%, 01/01/31 ........... 1 99,637
8.25%, 01/20/34 ............ USD 151 169,007
2,139,255
Chile — 4.6%
Bonos Tesoreria Pesos, 4.50%
,
03/01/26 ................. CLP 380,000 428,054
Republic of Chile
5.00%, 10/01/28
(a)(c)
.......... 115,000 131,193
1.88%, 05/27/30 ............ EUR 200 185,094
4.70%, 09/01/30
(a)(c)
.......... CLP 190,000 215,693
2.55%, 01/27/32 ............ USD 272 222,411
3.10%, 05/07/41 ............ 326 233,762
4.34%, 03/07/42 ............ 200 168,475
1,584,682
China — 2.6%
People's Republic of China
3.03%, 03/11/26 ............ CNY 1,080 158,691
Security
Par (000)
Par (000) Value
China (continued)
2.85%, 06/04/27 ............ CNY 3,200 $ 466,105
3.02%, 05/27/31 ............ 1,570 229,622
3.72%, 04/12/51 ............ 140 21,822
876,240
Colombia — 2.3%
Republic of Colombia
7.50%, 08/26/26 ............ COP 346,000 60,798
7.75%, 09/18/30 ............ 1,724,200 266,462
7.00%, 03/26/31 ............ 644,500 93,896
3.13%, 04/15/31 ............ USD 200 148,225
7.00%, 06/30/32 ............ COP 1,575,900 219,976
789,357
Czech Republic — 7.2%
Czech Republic
0.45%, 10/25/23 ............ CZK 16,710 703,392
5.70%, 05/25/24
(a)
........... 8,740 387,267
1.25%, 02/14/25 ............ 8,610 349,013
1.00%, 06/26/26
(a)
........... 5,410 206,968
0.25%, 02/10/27 ............ 2,900 104,939
2.50%, 08/25/28
(a)
........... 5,080 196,000
2.75%, 07/23/29 ............ 4,470 172,234
1.20%, 03/13/31 ............ 5,650 186,438
2.00%, 10/13/33 ............ 4,360 144,696
2,450,947
Dominican Republic — 2.5%
Dominican Republic Government Bond
6.88%, 01/29/26
(a)
........... USD 103 103,792
5.50%, 02/22/29
(c)
........... 150 137,372
4.50%, 01/30/30
(a)
........... 150 127,247
5.30%, 01/21/41
(a)
........... 393 302,438
5.88%, 01/30/60
(c)
........... 250 182,703
853,552
Ecuador — 1.3%
Republic of Ecuador
(b)(c)
5.50%, 07/31/30 ............ 537 341,660
2.50%, 07/31/35 ............ 211 96,540
438,200
Egypt — 1.4%
Arab Republic of Egypt
5.25%, 10/06/25
(c)
........... 333 298,035
8.50%, 01/31/47
(a)
........... 247 163,020
461,055
El Salvador — 0.3%
Republic of El Salvador, 9.50%
,
07/15/52
(a)
................ 210 90,274
Gabon — 0.7%
Gabonese Republic, 7.00%
,
11/24/31
(c)
278 227,491
Ghana — 0.7%
Republic of Ghana
(e)
8.13%, 01/18/26
(a)
........... 249 97,696
8.88%, 05/07/42
(c)
........... 369 127,305
225,001
Guatemala — 1.0%
Republic of Guatemala
(a)
5.38%, 04/24/32 ............ 200 194,913
4.65%, 10/07/41 ............ 200 160,037
354,950

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Hungary — 4.1%
Hungary Government Bond
6.00%, 11/24/23 ............ HUF 222,040 $ 558,512
5.38%, 03/25/24 ............ USD 86 85,801
3.00%, 06/26/24 ............ HUF 69,920 165,294
1.00%, 11/26/25 ............ 78,480 160,952
5.50%, 06/16/34
(c)
........... USD 275 256,145
4.00%, 04/28/51 ............ HUF 127,540 178,190
1,404,894
Indonesia — 4.0%
Republic of Indonesia
8.25%, 05/15/29 ............ IDR 938,000 64,592
7.00%, 09/15/30 ............ 2,838,000 183,579
6.50%, 02/15/31 ............ 3,870,000 242,007
8.38%, 03/15/34 ............ 7,169,000 503,338
7.50%, 06/15/35 ............ 449,000 29,607
4.75%, 07/18/47
(a)
........... USD 200 181,272
4.30%, 03/31/52 ............ 200 168,522
1,372,917
Ivory Coast — 1.7%
Republic of Cote d'Ivoire
(a)
4.88%, 01/30/32 ............ EUR 121 101,944
6.13%, 06/15/33 ............ USD 200 178,000
6.88%, 10/17/40 ............ EUR 293 235,584
6.63%, 03/22/48 ............ 100 75,253
590,781
Jamaica — 0.7%
Jamaica Government Bond, 7.88%
,
07/28/45 ................. USD 200 224,162
Kenya — 0.5%
Republic of Kenya, 7.00%
,
05/22/27
(a)
200 179,250
Mexico — 13.3%
Mex Bonos Desarr Fix Rt, 7.75%
,
05/29/31 ................. MXN 31 146,208
United Mexican States
8.00%, 12/07/23 ............ 486 2,431,330
8.00%, 09/05/24 ............ 14 69,929
4.15%, 03/28/27 ............ USD 207 202,136
7.50%, 06/03/27 ............ MXN 70 338,437
2.66%, 05/24/31 ............ USD 200 161,600
7.75%, 11/23/34 ............ MXN 158 733,202
4.50%, 01/31/50 ............ USD 200 152,163
4.40%, 02/12/52 ............ 200 147,400
5.75%, 10/12/10 ............ 196 164,860
4,547,265
Mongolia — 0.4%
Mongolia International Bond, 4.45%
,
07/07/31
(a)
................ 200 154,022
Oman — 2.7%
Oman Government Bond
6.25%, 01/25/31
(a)
........... 200 200,475
7.38%, 10/28/32
(c)
........... 352 380,666
7.00%, 01/25/51
(c)
........... 342 328,918
910,059
Panama — 1.3%
Republic of Panama
9.38%, 04/01/29 ............ 84 99,739
6.40%, 02/14/35 ............ 200 202,850
4.50%, 04/16/50 ............ 200 150,850
453,439
Security
Par (000)
Par (000) Value
Paraguay — 0.7%
Republic of Paraguay, 6.10%
,
08/11/44
(a)
................ USD 267 $ 255,869
Peru — 2.5%
Republic of Peru
8.20%, 08/12/26 ............ PEN 766 211,002
6.15%, 08/12/32 ............ 875 202,566
3.00%, 01/15/34 ............ USD 430 338,571
5.63%, 11/18/50 ............ 98 97,008
849,147
Philippines — 1.2%
Republic of Philippines
1.95%, 01/06/32 ............ 250 202,528
4.20%, 03/29/47 ............ 235 199,353
401,881
Poland — 8.5%
Republic of Poland
2.50%, 01/25/23 ............ PLN 10,258 2,335,762
2.25%, 10/25/24 ............ 884 186,870
2.50%, 07/25/27 ............ 935 177,802
2.75%, 10/25/29 ............ 1,029 184,602
2,885,036
Qatar — 1.1%
State of Qatar, 4.40%
,
04/16/50
(a)
... USD 413 375,907
Romania — 0.7%
Romania Government Bond
(a)
3.00%, 02/14/31 ............ 110 86,199
2.00%, 01/28/32 ............ EUR 235 167,331
253,530
Saudi Arabia — 0.6%
Kingdom of Saudi Arabia, 3.45%
,
02/02/61
(a)
................ USD 287 204,183
Senegal — 0.5%
Republic of Senegal, 6.25%
,
05/23/33
(a)
200 164,225
South Africa — 8.6%
Republic of South Africa
10.50%, 12/21/26 ........... ZAR 8,981 558,732
8.00%, 01/31/30 ............ 9,779 513,084
5.88%, 06/22/30 ............ USD 400 370,950
7.00%, 02/28/31 ............ ZAR 7,195 341,879
8.25%, 03/31/32 ............ 8,669 435,589
5.88%, 04/20/32 ............ USD 200 179,750
8.88%, 02/28/35 ............ ZAR 2,998 148,733
8.50%, 01/31/37 ............ 4,519 210,974
8.75%, 02/28/48 ............ 3,425 157,552
2,917,243
Sri Lanka — 0.3%
Democratic Socialist Republic of Sri
Lanka, 7.85%
,
03/14/29
(a)(e)(f)
.... USD 361 103,968
Turkey — 0.1%
Republic of Turkey, 11.70%
,
11/13/30 TRY 463 31,143
Ukraine — 1.1%
Ukraine Government Bond
(e)(f)
16.00%, 05/24/23
(c)
.......... UAH 2,518 31,508
7.75%, 09/01/27
(a)
........... USD 244 50,600
7.75%, 09/01/28
(a)
........... 142 30,317
7.38%, 09/25/34
(a)
........... 407 75,371

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Schedule of Investments
(continued)
December 31, 2022
Security
Par (000)
Par (000) Value
Ukraine (continued)
0.00%, 08/01/41
(a)(d)
.......... USD 606 $ 172,634
360,430
United Arab Emirates — 1.1%
UAE International Government Bond,
4.95%
,
07/07/52
(c)
........... 380 378,052
Uruguay — 0.5%
Oriental Republic of Uruguay, 5.10%
,
06/18/50 ................. 179 176,079
Zambia — 0.3%
Republic of Zambia, 8.50%
,
04/14/24
(a)
(e)(f)
..................... 200 90,000
Total Foreign Government Obligations — 89.1%
(Cost: $34,762,397) .............................. 30,357,295
U.S. Treasury Obligations
U.S. Treasury Notes , 2.50%, 04/30/24 982 953,977
Total U.S. Treasury Obligations — 2.8%
(Cost: $973,011) ................................ 953,977
Total Long-Term Investments — 96.0%
(Cost: $37,208,345) .............................. 32,717,669
Short-Term Securities
Time Deposits — 1.6%
Australia — 0.0%
Australia & New Zealand Banking
Group Ltd., 1.56%, 01/03/23 .... AUD 8 5,620
Europe — 0.0%
Citibank NA, 1.10%, 01/02/23 ..... EUR 14 14,623
Security
Par (000)
Par (000) Value
Japan — 0.0%
Sumitomo Mitsui Financial Group, Inc.,
(0.33)%, 01/04/23 ........... JPY 7 $ 52
Norway — 0.0%
Brown Brothers Harriman & Co.,
1.00%, 01/02/23 ............ NOK 25 2,523
South Africa — 0.0%
Standard Chartered Bank,
4.84%, 01/03/23 ............ ZAR 125 7,331
Switzerland — 0.0%
Brown Brothers Harriman & Co.,
0.20%, 01/03/23 ............ CHF 5 5,020
United Kingdom — 0.2%
Australia & New Zealand Banking
Group Ltd., 2.30%, 01/03/23 .... GBP 35 42,453
United States — 1.4%
Citibank NA, 4.34%, 01/03/23 ..... USD 474 473,884
Total Short-Term Securities — 1.6%
(Cost: $551,506) ................................ 551,506
Total Options Purchased — 0.0%
(Cost: $8,159 ) ................................. 5,353
Total Investments Before Options Written — 97.6%
(Cost: $37,768,010) .............................. 33,274,528
Total Options Written — (0.1)%
(Premiums Received — $(42,650)) ................... (35,406)
Total Investments Net of Options Written — 97.5%
(Cost: $37,725,360) .............................. 33,239,122
Other Assets Less Liabilities — 2.5% ................... 852,539
Net Assets — 100.0% .............................. $ 34,091,661
(a)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(e)
Issuer filed for bankruptcy and/or is in default.
(f)
Non-income producing security.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 5 03/08/23 $ 711 $ (42,148)
U.S. Treasury 10 Year Note ................................................... 7 03/22/23 785 (17,895)
U.S. Treasury Ultra Bond .................................................... 3 03/22/23 401 (18,972)
(79,015)
Short Contracts
U.S. Treasury 5 Year Note .................................................... 4 03/31/23 431 1,431
$ (77,584)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 2,118,152 USD 1,376,735 Standard Chartered Bank 01/12/23 $ 65,888
AUD 250,687 USD 167,794 State Street Bank and Trust Co. 01/12/23 2,943
AUD 511,950 USD 342,436 Westpac Banking Corp. 01/12/23 6,241
BRL 448,523 USD 83,241 Citibank NA 01/12/23 1,563
CHF 1,051,931 USD 1,069,511 State Street Bank and Trust Co. 01/12/23 69,135
CLP 92,502,524 USD 99,362 Barclays Bank plc 01/12/23 9,602
CLP 75,333,482 USD 82,804 Deutsche Bank AG 01/12/23 5,937
CLP 224,468,459 USD 250,523 Goldman Sachs International 01/12/23 13,894
CLP 155,291,752 USD 164,766 Standard Chartered Bank 01/12/23 18,163
CNY 3,073,497 USD 423,257 Deutsche Bank AG 01/12/23 21,161
COP 409,247,117 USD 82,042 BNP Paribas SA 01/12/23 2,248
COP 269,315,790 USD 53,048 Citibank NA 01/12/23 2,422
COP 829,722,997 USD 166,148 Standard Chartered Bank 01/12/23 4,748
CZK 3,188,881 USD 138,207 Morgan Stanley & Co. International plc 01/12/23 2,832
EUR 819,314 USD 851,991 Barclays Bank plc 01/12/23 25,544
EUR 164,098 USD 173,603 BNP Paribas SA 01/12/23 2,156
EUR 1,297,147 USD 1,375,218 Deutsche Bank AG 01/12/23 14,104
EUR 488,803 USD 515,087 JPMorgan Chase Bank NA 01/12/23 8,447
EUR 324,658 USD 345,532 Standard Chartered Bank 01/12/23 2,196
EUR 163,051 USD 172,102 State Street Bank and Trust Co. 01/12/23 2,535
GBP 15,000 USD 18,048 Credit Agricole Corporate & Investment Bank SA 01/12/23 90
GBP 142,624 USD 169,624 UBS AG 01/12/23 2,838
HUF 3,250,000 USD 8,172 Bank of America NA 01/12/23 518
HUF 9,370,000 USD 24,740 Barclays Bank plc 01/12/23 313
HUF 11,990,000 USD 31,188 Goldman Sachs International 01/12/23 870
HUF 42,820,504 USD 105,955 HSBC Bank plc 01/12/23 8,535
HUF 31,700,000 USD 78,271 Morgan Stanley & Co. International plc 01/12/23 6,484
IDR 2,661,044,843 USD 169,818 BNP Paribas SA 01/12/23 1,101
IDR 1,336,537,333 USD 85,016 Deutsche Bank AG 01/12/23 830
IDR 8,646,586,883 USD 551,300 Standard Chartered Bank 01/12/23 4,070
JPY 14,292,700 USD 105,090 Bank of America NA 01/12/23 3,943
JPY 23,627,325 USD 173,680 BNP Paribas SA 01/12/23 6,548
JPY 35,141,443 USD 255,870 Citibank NA 01/12/23 12,187
JPY 102,871,884 USD 705,787 HSBC Bank plc 01/12/23 78,915
JPY 233,256,864 USD 1,745,253 JPMorgan Chase Bank NA 01/12/23 34,021
JPY 25,870,497 USD 195,613 State Street Bank and Trust Co. 01/12/23 1,725
KRW 223,952,951 USD 171,296 Bank of America NA 01/12/23 6,574
KRW 113,288,912 USD 85,920 Barclays Bank plc 01/12/23 4,057
KRW 248,471,132 USD 190,749 Citibank NA 01/12/23 6,594
KRW 450,134,616 USD 345,543 JPMorgan Chase Bank NA 01/12/23 11,967
KRW 863,802,213 USD 656,651 Standard Chartered Bank 01/12/23 29,406
KRW 778,730,579 USD 565,372 UBS AG 01/12/23 53,119
MXN 891,300 USD 44,933 Bank of America NA 01/12/23 740

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 3,214,995 USD 163,251 Deutsche Bank AG 01/12/23 $ 1,496
MXN 2,970,000 USD 149,891 Goldman Sachs International 01/12/23 2,301
MXN 5,759,902 USD 290,559 JPMorgan Chase Bank NA 01/12/23 4,596
MXN 13,193,055 USD 673,557 Morgan Stanley & Co. International plc 01/12/23 2,497
MYR 7,812,437 USD 1,652,377 Goldman Sachs International 01/12/23 121,768
NZD 809,512 USD 512,276 Bank of America NA 01/12/23 1,740
NZD 1,166,264 USD 694,176 Morgan Stanley & Co. International plc 01/12/23 46,367
NZD 275,769 USD 168,233 State Street Bank and Trust Co. 01/12/23 6,872
NZD 270,419 USD 170,789 Westpac Banking Corp. 01/12/23 919
PEN 652,192 USD 167,728 Citibank NA 01/12/23 3,889
PEN 527,626 USD 137,725 Standard Chartered Bank 01/12/23 1,114
PHP 9,639,547 USD 168,875 Bank of America NA 01/12/23 4,530
PHP 9,602,911 USD 167,804 Citibank NA 01/12/23 4,942
PHP 14,431,377 USD 250,772 Deutsche Bank AG 01/12/23 8,832
PLN 1,534,114 USD 342,972 JPMorgan Chase Bank NA 01/12/23 6,981
PLN 1,664,569 USD 363,855 Morgan Stanley & Co. International plc 01/12/23 15,857
RON 2,466,393 USD 495,598 Bank of America NA 01/12/23 38,540
THB 10,984,725 USD 316,390 Barclays Bank plc 01/12/23 1,005
THB 60,075,370 USD 1,603,713 Morgan Stanley & Co. International plc 01/12/23 132,121
THB 10,070,985 USD 283,661 Societe Generale SA 01/12/23 7,333
USD 172,679 COP 827,913,504 BNP Paribas SA 01/12/23 2,156
USD 171,417 GBP 140,735 Natwest Markets plc 01/12/23 1,239
USD 345,246 GBP 281,463 State Street Bank and Trust Co. 01/12/23 4,898
USD 86,964 IDR 1,336,543,164 Citibank NA 01/12/23 1,118
USD 84,465 MXN 1,647,828 Goldman Sachs International 01/12/23 25
USD 518,433 NZD 810,464 Bank of America NA 01/12/23 3,812
USD 343,641 NZD 540,950 Deutsche Bank AG 01/12/23 154
USD 172,162 NZD 269,573 JPMorgan Chase Bank NA 01/12/23 991
USD 342,101 NZD 532,590 Natwest Markets plc 01/12/23 3,922
USD 344,113 PHP 19,050,078 Deutsche Bank AG 01/12/23 1,423
ZAR 1,523,087 USD 87,132 HSBC Bank plc 01/12/23 2,447
ZAR 2,913,862 USD 164,326 JPMorgan Chase Bank NA 01/12/23 7,050
ZAR 17,376,121 USD 974,114 Morgan Stanley & Co. International plc 01/12/23 47,848
BRL 3,923,785 USD 720,595 Bank of America NA 02/02/23 18,156
USD 86,406 BRL 457,672 Citibank NA 02/02/23 238
TRY 5,838,021 USD 299,762 BNP Paribas SA 02/03/23 4,717
USD 339,335 TWD 10,223,476 BNP Paribas SA 04/12/23 3,106
1,074,204
AUD 253,577 USD 172,747 Bank of America NA 01/12/23 (42)
CAD 230,836 USD 171,858 State Street Bank and Trust Co. 01/12/23 (1,367)
EUR 11,180 JPY 1,630,000 Westpac Banking Corp. 01/12/23 (459)
EUR 324,330 USD 348,269 HSBC Bank plc 01/12/23 (892)
GBP 140,944 USD 171,830 Standard Chartered Bank 01/12/23 (1,399)
IDR 2,597,203,474 USD 167,351 Barclays Bank plc 01/12/23 (533)
INR 6,813,642 USD 83,623 Deutsche Bank AG 01/12/23 (1,288)
MXN 3,302,346 USD 171,012 Morgan Stanley & Co. International plc 01/12/23 (1,789)
NZD 539,512 USD 344,004 State Street Bank and Trust Co. 01/12/23 (1,430)
USD 345,656 AUD 514,053 Bank of America NA 01/12/23 (4,453)
USD 162,965 AUD 258,690 Barclays Bank plc 01/12/23 (13,223)
USD 342,177 AUD 509,152 JPMorgan Chase Bank NA 01/12/23 (4,596)
USD 505,259 AUD 763,324 Morgan Stanley & Co. International plc 01/12/23 (14,623)
USD 171,108 AUD 254,697 State Street Bank and Trust Co. 01/12/23 (2,360)
USD 163,788 CHF 164,685 JPMorgan Chase Bank NA 01/12/23 (14,473)
USD 327,512 CHF 320,207 State Street Bank and Trust Co. 01/12/23 (19,091)
USD 501,231 CLP 464,812,004 Barclays Bank plc 01/12/23 (46,303)
USD 85,412 CLP 76,047,858 BNP Paribas SA 01/12/23 (4,170)
USD 84,972 CLP 75,846,254 Citibank NA 01/12/23 (4,373)
USD 85,493 CLP 78,543,000 Deutsche Bank AG 01/12/23 (7,028)
USD 296,612 COP 1,493,293,774 Bank of America NA 01/12/23 (10,957)
USD 1,157 COP 5,903,163 BNP Paribas SA 01/12/23 (59)
USD 83,457 COP 405,265,513 Citibank NA 01/12/23 (14)
USD 204,589 COP 1,038,967,136 Goldman Sachs International 01/12/23 (9,404)

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 722,736 CZK 17,586,383 BNP Paribas SA 01/12/23 $ (55,078)
USD 271,589 CZK 6,370,000 Morgan Stanley & Co. International plc 01/12/23 (10,145)
USD 550,184 CZK 13,600,000 Royal Bank of Canada 01/12/23 (51,320)
USD 448,167 EUR 430,000 Bank of America NA 01/12/23 (12,389)
USD 333,262 EUR 324,229 Barclays Bank plc 01/12/23 (14,007)
USD 507,433 EUR 492,854 Deutsche Bank AG 01/12/23 (20,444)
USD 1,028,354 EUR 975,144 HSBC Bank plc 01/12/23 (16,084)
USD 343,966 EUR 322,919 JPMorgan Chase Bank NA 01/12/23 (1,900)
USD 169,959 EUR 162,687 Standard Chartered Bank 01/12/23 (4,289)
USD 938,006 EUR 885,624 State Street Bank and Trust Co. 01/12/23 (10,551)
USD 169,888 EUR 162,706 UBS AG 01/12/23 (4,380)
USD 777,226 GBP 670,351 Royal Bank of Canada 01/12/23 (33,365)
USD 553,021 HUF 230,720,335 Bank of America NA 01/12/23 (63,859)
USD 16,030 HUF 6,380,000 Barclays Bank plc 01/12/23 (1,028)
USD 33,814 HUF 13,300,000 BNP Paribas SA 01/12/23 (1,746)
USD 7,190 HUF 3,000,000 Citibank NA 01/12/23 (832)
USD 13,790 HUF 5,610,000 HSBC Bank plc 01/12/23 (1,210)
USD 171,079 HUF 68,051,298 JPMorgan Chase Bank NA 01/12/23 (10,871)
USD 26,226 HUF 10,570,000 Morgan Stanley & Co. International plc 01/12/23 (2,035)
USD 31,048 HUF 12,410,000 UBS AG 01/12/23 (2,133)
USD 172,270 IDR 2,691,209,468 BNP Paribas SA 01/12/23 (586)
USD 1,185,654 JPY 163,871,944 JPMorgan Chase Bank NA 01/12/23 (64,354)
USD 549,905 JPY 78,076,210 Natwest Markets plc 01/12/23 (45,657)
USD 509,386 JPY 69,682,335 Royal Bank of Canada 01/12/23 (22,148)
USD 170,300 JPY 23,596,714 Standard Chartered Bank 01/12/23 (9,695)
USD 386,882 KRW 506,622,135 Bank of America NA 01/12/23 (15,493)
USD 170,084 KRW 224,213,695 Barclays Bank plc 01/12/23 (7,993)
USD 173,589 KRW 226,412,257 BNP Paribas SA 01/12/23 (6,234)
USD 126,233 KRW 167,832,725 Citibank NA 01/12/23 (7,065)
USD 173,001 KRW 224,572,922 Deutsche Bank AG 01/12/23 (5,362)
USD 342,193 KRW 440,251,845 JPMorgan Chase Bank NA 01/12/23 (7,468)
USD 508,997 KRW 672,420,191 Natwest Markets plc 01/12/23 (25,059)
USD 169,923 KRW 224,213,695 UBS AG 01/12/23 (8,154)
USD 164,655 MXN 3,292,188 Bank of America NA 01/12/23 (4,047)
USD 172,166 MXN 3,412,705 Citibank NA 01/12/23 (2,712)
USD 85,776 MXN 1,680,122 Deutsche Bank AG 01/12/23 (319)
USD 83,582 MXN 1,641,051 Goldman Sachs International 01/12/23 (511)
USD 1,996,884 MXN 39,827,844 HSBC Bank plc 01/12/23 (44,021)
USD 343,920 MXN 6,841,024 JPMorgan Chase Bank NA 01/12/23 (6,636)
USD 250,703 MXN 4,995,856 Morgan Stanley & Co. International plc 01/12/23 (5,300)
USD 171,874 MXN 3,409,805 State Street Bank and Trust Co. 01/12/23 (2,855)
USD 65,430 MYR 289,168 Barclays Bank plc 01/12/23 (238)
USD 168,138 NZD 274,138 Citibank NA 01/12/23 (5,932)
USD 504,400 NZD 820,207 Deutsche Bank AG 01/12/23 (16,407)
USD 343,676 NZD 543,376 Morgan Stanley & Co. International plc 01/12/23 (1,352)
USD 362,657 PEN 1,452,805 Bank of America NA 01/12/23 (19,632)
USD 169,727 PHP 9,617,226 Bank of America NA 01/12/23 (3,276)
USD 86,062 PHP 4,822,065 Deutsche Bank AG 01/12/23 (682)
USD 343,842 PHP 19,234,544 JPMorgan Chase Bank NA 01/12/23 (2,163)
USD 169,950 PLN 780,000 Bank of Montreal 01/12/23 (7,979)
USD 81,854 PLN 400,643 HSBC Bank plc 01/12/23 (9,538)
USD 10,915 PLN 50,000 Northern Trust Co. 01/12/23 (491)
USD 1,634,438 PLN 7,836,801 UBS AG 01/12/23 (153,247)
USD 171,406 THB 6,040,000 Bank of America NA 01/12/23 (3,115)
USD 166,112 TWD 5,322,925 BNP Paribas SA 01/12/23 (7,369)
USD 83,742 ZAR 1,460,795 Barclays Bank plc 01/12/23 (2,173)
USD 85,670 ZAR 1,458,652 HSBC Bank plc 01/12/23 (119)
USD 182,808 ZAR 3,209,037 JPMorgan Chase Bank NA 01/12/23 (5,929)
USD 692,823 ZAR 12,035,471 Morgan Stanley & Co. International plc 01/12/23 (15,033)
USD 176,213 ZAR 3,047,070 UBS AG 01/12/23 (2,997)
EGP 1,307,090 USD 53,134 Citibank NA 01/31/23 (3,504)
USD 429,957 BRL 2,341,204 Bank of America NA 02/02/23 (10,833)
USD 85,576 BRL 456,773 BNP Paribas SA 02/02/23 (423)

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2022
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 474,196 TRY 9,460,205 UBS AG 02/03/23 $ (19,196)
(1,065,289)
$ 8,915
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ........................... UBS AG 05/31/23 CHF 1.05 EUR 800 $ 828
Put
EUR Currency ........................... UBS AG 05/31/23 CHF 0.95 EUR 800 4,525
$ 5,353
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
EUR Currency ............................. UBS AG 05/31/23 CHF 1.00 EUR 800 $ (7,058)
–
Put
USD Currency ............................. JPMorgan Chase Bank NA 05/31/23 TWD 29.85 USD 690 (8,252)
USD Currency ............................. JPMorgan Chase Bank NA 05/31/23 THB 34.10 USD 830 (20,096)
–
(28,348)
–
$ (35,406)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V1 ..................... 5.00 % Quarterly 12/20/27 USD 183 $ (1,344) $ (798) $ (546)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 38.V1 .. 5.00 % Quarterly 12/20/27 BB- EUR 254 $ 3,128 $ (9,341) $ 12,469
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(continued)
December 31, 2022
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
10.26% Annual 6 month BUBOR Semi-Annual 03/15/23
(a)
03/15/28 HUF 83,768 $ 3,381 $ — $ 3,381
9.02% Annual 6 month BUBOR Semi-Annual 03/15/23
(a)
03/15/33 HUF 88,707 5,047 — 5,047
$ 8,428 $ — $ 8,428
(a)
Forward swap.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Federative Republic of Brazil .. 1.00 % Quarterly Standard Chartered Bank 12/20/27 USD 413 $ 26,533 $ 25,426 $ 1,107
Markit CDX North American
Emerging Markets Index
Series 38.V1 ........... 1.00 Quarterly Deutsche Bank AG 12/20/27 USD 841 48,895 69,042 (20,147)
Markit CDX North American
Emerging Markets Index
Series 38.V1 ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 304 17,654 23,833 (6,179)
Markit CDX North American
Emerging Markets Index
Series 38.V1 ........... 1.00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 214 12,456 19,439 (6,983)
Republic of Turkey ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 113 18,015 25,110 (7,095)
Republic of Turkey ......... 1.00 Quarterly Bank of America NA 12/20/27 USD 246 39,241 54,694 (15,453)
$ – $ – $ –
$ 162,794 $ 217,544 $ (54,750)
$ – $ – $ –
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 day
BZDIOVER At Termination 13.90% At Termination Bank of America NA 04/01/24 BRL 7,482 $ 10,894 $ — $ 10,894
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0.05%
6 month BUBOR ...................................... Budapest Interbank Offered Rate 15.75
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
........................................... $ — $ (10,139) $ 20,897 $ (546) $ —
OTC Swaps ..................................................... 217,544 — 12,001 (55,857) —
Options Written ................................................... N/A N/A 7,244 — (35,406)

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2022
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 1,431 $ — $ 1,431
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,074,204 — — 1,074,204
Options purchased
Investments at value — unaffiliated
(b)
........... — — — 5,353 — — 5,353
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 12,469 — — 8,428 — 20,897
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 218,651 — — 10,894 — 229,545
$ — $ 231,120 $ — $ 1,079,557 $ 20,753 $ — $ 1,331,430
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
..... $ — $ — $ — $ — $ 79,015 $ — $ 79,015
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 1,065,289 — — 1,065,289
Options written
Options written at value ..................... — — — 35,406 — — 35,406
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 546 — — — — 546
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 55,857 — — — — 55,857
$ — $ 56,403 $ — $ 1,100,695 $ 79,015 $ — $ 1,236,113
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended December 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ — $ — $ 357,600 $ — $ 357,600
Forward foreign currency exchange contracts .... — — — (807,000) — — (807,000)
Options purchased
(a)
.................... — — — — (41,134) — (41,134)
Swaps .............................. — (803,169) — — 721,438 — (81,731)
$ — $ (803,169) $ — $ (807,000) $ 1,037,904 $ — $ (572,265)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (129,247) $ — $ (129,247)
Forward foreign currency exchange contracts .... — — — (183,546) — — (183,546)
Options purchased
(b)
.................... — — — (2,806) 28,571 — 25,765
Options written ........................ — — — 7,244 — — 7,244
Swaps .............................. — 499,157 — — (101,307) — 397,850
$ — $ 499,157 $ — $ (179,108) $ (201,983) $ — $ 118,066
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2022
BlackRock Annual Report to Shareholders
BlackRock Sustainable Emerging Markets Flexible Bond Fund

Schedule of Investments
(continued)
December 31, 2022
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 980,110
Average notional value of contracts — short ................................................................................. $ 1,435,717
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 23,961,600
Average amounts sold — in USD ........................................................................................ $ 24,857,772
Options
Average value of option contracts purchased ................................................................................ $ 1,338
Average value of option contracts written ................................................................................... $ 8,852
Credit default swaps
Average notional value — buy protection ................................................................................... $ 844,243
Average notional value — sell protection ................................................................................... $ 395,356
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 1,230,964
Average notional value — receives fixed rate ................................................................................ $ 418,090
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 7,960 $ 18,821
Forward foreign currency exchange contracts ................................................................. 1,074,204 1,065,289
Options
(a)
......................................................................................... 5,353 35,406
Swaps — centrally cleared .............................................................................. 6,138 —
Swaps — OTC
(b)
.................................................................................... 229,545 55,857
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,323,200 $ 1,175,373
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(14,098) (18,821)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,309,102 $ 1,156,552
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 169,251 $ (169,251) $ — $ — $ —
Barclays Bank plc ................................ 40,521 (40,521) — — —
BNP Paribas SA ................................. 22,032 (22,032) — — —
Citibank NA .................................... 32,953 (24,432) — — 8,521
Credit Agricole Corporate & Investment Bank SA ........... 90 — — — 90
Deutsche Bank AG ............................... 122,979 (71,677) — — 51,302
Goldman Sachs International ........................ 138,858 (9,915) — — 128,943
HSBC Bank plc .................................. 89,897 (71,864) — — 18,033
JPMorgan Chase Bank NA .......................... 117,325 (117,325) — — —
Morgan Stanley & Co. International plc .................. 254,006 (50,277) — — 203,729
Natwest Markets plc .............................. 5,161 (5,161) — — —
Societe Generale SA .............................. 7,333 — — — 7,333
Standard Chartered Bank ........................... 152,118 (15,383) — — 136,735
State Street Bank and Trust Co. ...................... 88,108 (37,654) — — 50,454
UBS AG ...................................... 61,310 (61,310) — — —
Westpac Banking Corp. ............................ 7,160 (459) — — 6,701
$ 1,309,102 $ (697,261) $ — $ — $ 611,841

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Schedules of Investments

Schedule of Investments
(continued)
December 31, 2022
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(d)
Bank of America NA .............................. $ 170,644 $ (169,251) $ — $ — $ 1,393
Bank of Montreal ................................ 7,979 — — — 7,979
Barclays Bank plc ................................ 85,498 (40,521) — — 44,977
BNP Paribas SA ................................. 75,665 (22,032) — — 53,633
Citibank NA .................................... 24,432 (24,432) — — —
Deutsche Bank AG ............................... 71,677 (71,677) — — —
Goldman Sachs International ........................ 9,915 (9,915) — — —
HSBC Bank plc .................................. 71,864 (71,864) — — —
JPMorgan Chase Bank NA .......................... 159,900 (117,325) — — 42,576
Morgan Stanley & Co. International plc .................. 50,277 (50,277) — — —
Natwest Markets plc .............................. 70,716 (5,161) — — 65,555
Northern Trust Co. ............................... 491 — — — 491
Royal Bank of Canada ............................. 106,833 — — — 106,833
Standard Chartered Bank ........................... 15,383 (15,383) — — —
State Street Bank and Trust Co. ...................... 37,654 (37,654) — — —
UBS AG ...................................... 197,165 (61,310) — — 135,855
Westpac Banking Corp. ............................ 459 (459) — — —
$ 1,156,552 $ (697,261) $ — $ — $ 459,292
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ........................................ $ — $ 1,406,397 $ — $ 1,406,397
Foreign Government Obligations .............................. — 30,357,295 — 30,357,295
U.S. Treasury Obligations ................................... — 953,977 — 953,977
Short-Term Securities
Time Deposits .......................................... — 551,506 — 551,506
Options Purchased
Foreign currency exchange contracts ........................... — 5,353 — 5,353
$ — $ 33,274,528 $ — $ 33,274,528
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 13,576 $ — $ 13,576
Foreign currency exchange contracts ............................ — 1,074,204 — 1,074,204
Interest rate contracts ....................................... 1,431 19,322 — 20,753
Liabilities
Credit contracts ........................................... — (56,403) — (56,403)
Foreign currency exchange contracts ............................ — (1,100,695) — (1,100,695)
Interest rate contracts ....................................... (79,015) — — (79,015)
$ (77,584) $ (49,996) $ — $ (127,580)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Statements of Assets and Liabilities

December 31, 2022
2022
BlackRock Annual Report to Shareholders

BlackRock
Strategic Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
ASSETS
Investments, at value — unaffiliated
(b) (c)
....................................................................... $ 43,474,821,413 $ 33,274,528
Investments, at value — affiliated
(d)
.......................................................................... 1,387,985,516 —
Cash   ............................................................................................. 26,711,316 1,375
Cash pledged:
Collateral — borrowed bond agreements ..................................................................... 1,380,742 —
Collateral — OTC derivatives ............................................................................ 32,801,000 —
Futures contracts .................................................................................... 395,351,000 53,000
Centrally cleared swaps ................................................................................ 105,745,000 76,000
Foreign currency, at value
(e)
............................................................................... 228,674,723 176,919
Receivables: – –
Investments sold .................................................................................... 656,640,764 —
Securities lending income — affiliated ...................................................................... 92,720 —
TBA sale commitments ................................................................................ 7,987,771,142 —
Capital shares sold ................................................................................... 121,709,143 79,063
Dividends — unaffiliated ............................................................................... 440,191 —
Dividends — affiliated ................................................................................. 3,569,504 —
Interest — unaffiliated ................................................................................. 288,198,958 668,925
Variation margin on futures contracts ....................................................................... 40,512,362 7,960
Variation margin on centrally cleared swaps .................................................................. 905,800 6,138
Swap premiums paid ................................................................................... 49,714,673 217,544
Unrealized appreciation on: – –
Forward foreign currency exchange contracts ................................................................. 50,293,782 1,074,204
OTC swaps ........................................................................................ 46,359,212 12,001
Unfunded floating rate loan interests ....................................................................... 2,502 —
Prepaid expenses ..................................................................................... 2,051,258 53,088
Total assets .........................................................................................
54,901,732,721 35,700,745
LIABILITIES
Cash received:
Collateral — borrowed bond agreements ..................................................................... 1,727,808 —
Collateral — OTC derivatives ............................................................................ 3,292,000 —
Collateral — TBA commitments ........................................................................... 3,543,000 —
Borrowed bonds, at value
(f)
............................................................................... 245,874,639 —
Collateral on securities loaned ............................................................................. 190,808,618 —
Options written, at value
(g)
................................................................................ 538,047,417 35,406
TBA sale commitments, at value
(h)
.......................................................................... 7,930,370,976 —
Payables: – –
Investments purchased ................................................................................ 7,539,460,947 —
Swaps   .......................................................................................... 24,926,750 —
Bank borrowings .................................................................................... 138,970,488 —
Accounting services fees ............................................................................... 890,546 29,068
Administration fees ................................................................................... 1,686,319 —
Capital shares redeemed ............................................................................... 355,583,416 52,129
Custodian fees ...................................................................................... 778,543 58,662
Income dividend distributions ............................................................................ 16,637,446 134,199
Interest expense .................................................................................... 2,674,988 —
Investment advisory fees ............................................................................... 14,646,586 —
Trustees' and Officer's fees ............................................................................. 398,293 1,657
Other affiliate fees ................................................................................... 104,258 449
Printing and postage fees .............................................................................. 228,119 45,832
Professional fees .................................................................................... 144,981 66,883
Registration fees .................................................................................... — 2,432
Service and distribution fees ............................................................................. 393,362 1,131
To the Manager ..................................................................................... — 15,144
Transfer agent fees .................................................................................. 7,493,900 9,522
Other accrued expenses ............................................................................... 826,921 16,603
Variation margin on futures contracts ....................................................................... — 18,821
Swap premiums received ................................................................................ 21,630,688 —

Statements of Assets and Liabilities
(continued)
December 31, 2022

Financial Statements
See notes to financial statements.
BlackRock
Strategic Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
Unrealized depreciation on: – –
Forward foreign currency exchange contracts ................................................................. 53,661,126 1,065,289
OTC swaps ........................................................................................ 46,235,796 55,857
Unfunded floating rate loan interests ....................................................................... 1,151,988 —
Total liabilities ........................................................................................
17,142,189,919 1,609,084
NET ASSETS ........................................................................................
$ 37,759,542,802 $ 34,091,661
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 42,249,734,524 $ 59,853,495
Accumulated loss ...................................................................................... (4,490,191,722) (25,761,834)
NET ASSETS .........................................................................................
$ 37,759,542,802 $ 34,091,661
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ......................................................................... $ 46,336,370,280 $ 37,768,010
(c)
  Securities loaned, at value ............................................................................... $ 185,481,864 $ —
(d)
  Investments, at cost — affiliated ........................................................................... $ 1,388,214,646 $ —
(e)
  Foreign currency, at cost ................................................................................ $ 234,270,329 $ 248,095
(f)
  Proceeds received from borrowed bonds ..................................................................... $ 299,760,776 $ —
(g)
  Premiums received ................................................................................... $ 331,064,444 $ 42,650
(h)
  Proceeds from TBA sale commitments ...................................................................... $ 7,987,771,142 $ —

Statements of Assets and Liabilities
(continued)
December 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Strategic Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging Markets
Flexible Bond
Fund
NET ASSET VALUE
Institutional
Net assets ..........................................................................................
$ 27,215,943,990 $ 4,241,938
Shares outstanding ...................................................................................
2,957,198,983 649,604
Net asset value ......................................................................................
$ 9.20 $ 6.53
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets ..........................................................................................
$ 1,118,485,395 $ 4,550,329
Shares outstanding ...................................................................................
121,584,311 696,917
Net asset value ......................................................................................
$ 9.20 $ 6.53
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets ..........................................................................................
$ 129,029,451 $ 206,293
Shares outstanding ...................................................................................
14,031,070 31,585
Net asset value ......................................................................................
$ 9.20 $ 6.53
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001
Class K
Net assets ..........................................................................................
$ 9,296,083,966 $ 25,093,101
Shares outstanding ...................................................................................
1,009,383,890 3,842,832
Net asset value ......................................................................................
$ 9.21 $ 6.53
Shares authorized ....................................................................................
Unlimited Unlimited
Par value ..........................................................................................
$ 0.001 $ 0.001

Statements of Operations
Year Ended December 31, 2022

Financial Statements
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 29,221,879 $ —
Dividends — affiliated .................................................................................. 46,534,189 —
Interest — unaffiliated .................................................................................. 1,505,267,537 2,224,601
Securities lending income — affiliated — net .................................................................. 1,542,790 —
Foreign taxes withheld ................................................................................. (645,077) (6,984)
Total investment income ..................................................................................
1,581,921,318 2,217,617
EXPENSES
Investment advisory ................................................................................... 191,925,881 214,414
Transfer agent — class specific ........................................................................... 28,255,754 20,365
Administration ...................................................................................... 13,292,125 15,188
Administration — class specific ........................................................................... 8,519,556 7,147
Service and distribution — class specific ..................................................................... 4,756,046 15,033
Accounting services ................................................................................... 1,767,685 55,073
Custodian .......................................................................................... 1,315,329 63,623
Professional ........................................................................................ 1,023,307 119,669
Registration ........................................................................................ 735,583 83,375
Trustees and Officer ................................................................................... 561,011 1,268
Printing and postage .................................................................................. 8,487 120,870
Miscellaneous ....................................................................................... 3,225,849 46,292
Total expenses excluding dividend expense and interest expense ......................................................
255,386,613 762,317
Dividend expense — unaffiliated ........................................................................... 709,592 —
Interest expense ..................................................................................... 37,560,224 —
Total expenses ........................................................................................
293,656,429 762,317
Less: – –
Fees waived and/or reimbursed by the Manager ................................................................ (3,147,056) (453,616)
Administration fees waived .............................................................................. — (15,188)
Administration fees waived by the Manager — class specific ........................................................ — (7,043)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... — (15,040)
Total expenses after fees waived and/or reimbursed ...............................................................
290,509,373 271,430
Net investment income ...................................................................................
1,291,411,945 1,946,187

Statements of Operations
(continued)
Year Ended December 31, 2022
2022
BlackRock Annual Report to Shareholders

See notes to financial statements.
BlackRock
Strategic
Income
Opportunities
Portfolio
(a)
BlackRock
Sustainable
Emerging
Markets Flexible
Bond Fund
REALIZED AND UNREALIZED GAIN (LOSS) $ (3,872,487,727) $ (7,004,920)
Net realized gain (loss) from:
Investments — unaffiliated
(b)
........................................................................... $ (4,057,459,000) $ (3,427,339)
Investments — affiliated .............................................................................. (54,288,719) —
Borrowed bonds ................................................................................... 43,197,216 —
Forward foreign currency exchange contracts ................................................................ 558,699,245 (807,000)
Foreign currency transactions .......................................................................... (28,895,079) (170,094)
Futures contracts ................................................................................... 1,784,613,581 357,600
Options written .................................................................................... 124,727,165 —
Payment by affiliate ................................................................................. 3,926 —
Short sales — unaffiliated ............................................................................. 33,517,177 —
Swaps   ......................................................................................... 85,119,676 (81,731)
(1,510,764,812) (4,128,564)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(c)
........................................................................... (2,597,837,146) (2,928,844)
Investments — affiliated .............................................................................. (5,859,417) —
Borrowed bonds ................................................................................... 62,909,661 —
Forward foreign currency exchange contracts ................................................................ 40,161,198 (183,546)
Foreign currency translations ........................................................................... (3,174,566) (39,813)
Futures contracts ................................................................................... 222,854,168 (129,247)
Options written .................................................................................... (241,433,481) 7,244
Swaps   ......................................................................................... 163,153,057 397,850
Unfunded floating rate loan interests ...................................................................... (1,270,540) —
Unfunded SPAC PIPE commitments ...................................................................... (1,225,849) —
(2,361,722,915) (2,876,356)
Net realized and unrealized loss .............................................................................
(3,872,487,727) (7,004,920)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................
$ (2,581,075,782) $ (5,058,733)
(a)
  Consolidated Statement of Operations.
(b)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (19,983) $ 5,546
(c)
Net of reduction in deferred foreign capital gain tax of ............................................................. $ 428,291 $ 5,418

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Strategic Income Opportunities
Portfolio
(a)
BlackRock Sustainable Emerging Markets
Flexible Bond Fund
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/22
Year Ended
12/31/21
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .................................................... $ 1,291,411,945 $ 919,676,391 $ 1,946,187 $ 3,086,686
Net realized gain (loss) .................................................... (1,510,764,812) 801,744,155 (4,128,564) (8,925,616)
Net change in unrealized appreciation (depreciation) ................................ (2,361,722,915) (1,367,214,919) (2,876,356) (342,884)
Net increase (decrease) in net assets resulting from operations ...........................
(2,581,075,782) 354,205,627 (5,058,733) (6,181,814)
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income and net realized gain:
  Institutional ........................................................... (1,211,880,162) (955,841,565) (125,991) (203,341)
  Investor A ............................................................ (45,090,224) (42,422,540) (110,557) (79,888)
  Investor C ............................................................ (4,447,174) (4,526,015) (4,957) (4,726)
  Class K .............................................................. (395,114,222) (299,016,831) (585,321) (465,692)
Return of capital: – – – –
  Institutional ........................................................... — — (182,473) (466,286)
  Investor A ............................................................ — — (160,121) (183,194)
  Investor C ............................................................ — — (7,179) (10,836)
  Class K .............................................................. — — (847,726) (1,067,887)
Decrease in net assets resulting from distributions to shareholders .........................
(1,656,531,782) (1,301,806,951) (2,024,325) (2,481,850)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .................
(3,109,384,477) 10,609,974,868 9,679,198 (47,466,715)
NET ASSETS
Total increase (decrease) in net assets ........................................... (7,346,992,041) 9,662,373,544 2,596,140 (56,130,379)
Beginning of year ..........................................................
45,106,534,843 35,444,161,299 31,495,521 87,625,900
End of year ..............................................................
$ 37,759,542,802 $ 45,106,534,843 $ 34,091,661 $ 31,495,521
(a)
Consolidated Statement of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Institutional
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
(a)
Net asset value, beginning of year ...............................
$ 10.15  $ 10.37  $ 9.97  $ 9.60  $ 9.96
Net investment income
(b)
.....................................
0.29  0.23  0.26  0.34  0.33
Net realized and unrealized gain (loss) ............................
(0.86) (0.13) 0.44  0.38  (0.37)
Net increase (decrease) from investment operations .................... (0.57) 0.10  0.70  0.72  (0.04)
Distributions
(c)
– – – – –
From net investment income ..................................
(0.34) (0.22) (0.30) (0.35) (0.32)
From net realized gain .......................................
(0.04) (0.10) —  —  —
Return of capital ........................................... —  —  —  —  (0.00)
(d)
Total distributions ........................................... (0.38) (0.32) (0.30) (0.35) (0.32)
Net asset value, end of year ................................... $ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60
Total Return
(e)
— — — — —
Based on net asset value ...................................... (5.64)%
(f)
0.96% 7.21% 7.62%
(f)
(0.46)%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.70% 0.68% 0.73% 0.74% 1.09%
Total expenses after fees waived and/or reimbursed ....................
0.69% 0.68% 0.72% 0.74% 1.09%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.60% 0.61% 0.60% 0.61% 0.62%
Net investment income .......................................
3.02% 2.23% 2.62% 3.49% 3.40%
Supplemental Data
Net assets, end of year (000) .................................... $ 27,215,944  $ 33,577,122  $ 25,026,882  $ 23,223,183  $ 23,621,298
Portfolio turnover rate
(h)
........................................ 894% 1,155% 1,515% 1,805% 2,337%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
673% 755% 1,030% 1,307% 1,565%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Investor A
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
(a)
Net asset value, beginning of year ...............................
$ 10.15  $ 10.37  $ 9.97  $ 9.60  $ 9.96
Net investment income
(b)
.....................................
0.26  0.20  0.23  0.31  0.29
Net realized and unrealized gain (loss) ............................
(0.86) (0.13) 0.44  0.38  (0.36)
Net increase (decrease) from investment operations .................... (0.60) 0.07  0.67  0.69  (0.07)
Distributions
(c)
– – – – –
From net investment income ..................................
(0.31) (0.19) (0.27) (0.32) (0.29)
From net realized gain .......................................
(0.04) (0.10) —  —  —
Return of capital ........................................... —  —  —  —  (0.00)
(d)
Total distributions ........................................... (0.35) (0.29) (0.27) (0.32) (0.29)
Net asset value, end of year ................................... $ 9.20  $ 10.15  $ 10.37  $ 9.97  $ 9.60
Total Return
(e)
— — — — —
Based on net asset value ...................................... (5.91)%
(f)
0.67% 6.90% 7.31%
(f)
(0.74)%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.98% 0.97% 1.02% 1.05% 1.39%
Total expenses after fees waived and/or reimbursed ....................
0.97% 0.97% 1.01% 1.03% 1.38%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.88% 0.90% 0.89% 0.90% 0.91%
Net investment income .......................................
2.73% 1.96% 2.34% 3.20% 3.00%
Supplemental Data
Net assets, end of year (000) .................................... $ 1,118,485  $ 1,387,829  $ 1,583,745  $ 1,501,890  $ 2,023,700
Portfolio turnover rate
(h)
........................................ 894% 1,155% 1,515% 1,805% 2,337%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
673% 755% 1,030% 1,307% 1,565%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the expense ratios were as follows:
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Strategic Income Opportunities Portfolio
Investor C
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
(a)
Net asset value, beginning of year ..............................
$ 10.14  $ 10.36  $ 9.96  $ 9.59  $ 9.95
Net investment income
(b)
....................................
0.19  0.13  0.16  0.24  0.24
Net realized and unrealized gain (loss) ...........................
(0.85) (0.13) 0.44  0.38  (0.38)
Net increase (decrease) from investment operations ................... (0.66) —  0.60  0.62  (0.14)
Distributions
(c)
– – – – –
From net investment income .................................
(0.24) (0.12) (0.20) (0.25) (0.22)
From net realized gain ......................................
(0.04) (0.10) —  —  —
Return of capital .......................................... —  —  —  —  (0.00)
(d)
Total distributions .......................................... (0.28) (0.22) (0.20) (0.25) (0.22)
Net asset value, end of year .................................. $ 9.20  $ 10.14  $ 10.36  $ 9.96  $ 9.59
Total Return
(e)
— — — — —
Based on net asset value ..................................... (6.48)%
(f)
(0.04)% 6.14% 6.54%
(f)
(1.47)%
(f)
Ratios to Average Net Assets
(g)
Total expenses
(h)
...........................................
1.70% 1.68% 1.75% 1.77% 2.11%
Total expenses after fees waived and/or reimbursed ...................
1.69% 1.67% 1.74% 1.76% 2.11%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense ................................
1.60% 1.61% 1.62% 1.63% 1.64%
Net investment income ......................................
1.97% 1.25% 1.59% 2.48% 2.41%
Supplemental Data
Net assets, end of year (000) ................................... $ 129,029  $ 200,734  $ 247,844  $ 434,348  $ 514,268
Portfolio turnover rate
( i )
....................................... 894% 1,155% 1,515% 1,805% 2,337%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Expense ratios ............................................................ N/A   N/A   N/A   1.77% 2.11%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
673% 755% 1,030% 1,307% 1,565%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Consolidated Financial Highlights.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Strategic Income Opportunities Portfolio
Class K
Year Ended
12/31/22
(a)
Year Ended
12/31/21
(a)
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
(a)
Net asset value, beginning of year ...............................
$ 10.16  $ 10.38  $ 9.98  $ 9.60  $ 9.97
Net investment income
(b)
.....................................
0.30  0.24  0.27  0.35  0.34
Net realized and unrealized gain (loss) ............................
(0.86) (0.13) 0.44  0.39  (0.39)
Net increase (decrease) from investment operations .................... (0.56) 0.11  0.71  0.74  (0.05)
Distributions
(c)
– – – – –
From net investment income ..................................
(0.35) (0.23) (0.31) (0.36) (0.32)
From net realized gain .......................................
(0.04) (0.10) —  —  —
Return of capital ........................................... —  —  —  —  (0.00)
(d)
Total distributions ........................................... (0.39) (0.33) (0.31) (0.36) (0.32)
Net asset value, end of year ................................... $ 9.21  $ 10.16  $ 10.38  $ 9.98  $ 9.60
Total Return
(e)
— — — — —
Based on net asset value ...................................... (5.56)%
(f)
1.05% 7.29% 7.82%
(f)
(0.47)%
(f)
Ratios to Average Net Assets
(g)
Total expenses .............................................
0.61% 0.59% 0.65% 0.66% 1.01%
Total expenses after fees waived and/or reimbursed ....................
0.60% 0.59% 0.63% 0.65% 1.00%
Total expenses after fees waived and/or reimbursed and excluding dividend expense and interest expense .................................
0.51% 0.52% 0.52% 0.52% 0.53%
Net investment income .......................................
3.14% 2.33% 2.71% 3.57% 3.47%
Supplemental Data
Net assets, end of year (000) .................................... $ 9,296,084  $ 9,940,850  $ 8,585,689  $ 8,858,737  $ 7,830,270
Portfolio turnover rate
(h)
........................................ 894% 1,155% 1,515% 1,805% 2,337%
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...........................................
673% 755% 1,030% 1,307% 1,565%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Institutional
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 7.75  $ 8.93  $ 8.04  $ 8.03  $ 9.45
Net investment income
(a)
.......................................
0.37  0.40  0.41  0.45  0.52
Net realized and unrealized gain (loss) ..............................
(1.20) (1.24) 0.81  0.06  (1.52)
Net increase (decrease) from investment operations ...................... (0.83) (0.84) 1.22  0.51  (1.00)
Distributions
(b)
– – – – –
From net investment income ....................................
(0.16) (0.11) (0.33) (0.50) (0.00)
(c)
Return of capital ............................................. (0.23) (0.23) —  —  (0.42)
Total distributions ............................................. (0.39) (0.34) (0.33) (0.50) (0.42)
Net asset value, end of year ..................................... $ 6.53  $ 7.75  $ 8.93  $ 8.04  $ 8.03
Total Return
(d)
— — — — —
Based on net asset value ........................................ (10.79)% (9.59)% 15.51% 6.45% (10.84)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
2.18%
(f)
1.39% 1.16% 1.13% 1.13%
Total expenses after fees waived and/or reimbursed ......................
0.76%
(f)
0.70% 0.68% 0.68% 0.71%
Net investment income .........................................
5.48% 4.76% 4.93% 5.45% 5.89%
Supplemental Data
Net assets, end of year (000) ...................................... $ 4,242  $ 5,933  $ 19,153  $ 17,515  $ 26,314
Portfolio turnover rate ........................................... 131% 186% 324% 118% 165%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.10% and 0.68%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investor A
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year .................................
$ 7.75  $ 8.91  $ 8.02  $ 8.02  $ 9.43
Net investment income
(a)
.......................................
0.36  0.39  0.38  0.44  0.49
Net realized and unrealized gain (loss) ..............................
(1.21) (1.24) 0.82  0.04  (1.51)
Net increase (decrease) from investment operations ...................... (0.85) (0.85) 1.20  0.48  (1.02)
Distributions
(b)
– – – – –
From net investment income ....................................
(0.15) (0.09) (0.31) (0.48) (0.00)
(c)
Return of capital ............................................. (0.22) (0.22) —  —  (0.39)
Total distributions ............................................. (0.37) (0.31) (0.31) (0.48) (0.39)
Net asset value, end of year ..................................... $ 6.53  $ 7.75  $ 8.91  $ 8.02  $ 8.02
Total Return
(d)
— — — — —
Based on net asset value ........................................ (11.01)% (9.62)% 15.25% 6.05% (10.99)%
Ratios to Average Net Assets
(e)
Total expenses ...............................................
2.55%
(f)
1.85%
(g)
1.53% 1.46% 1.46%
Total expenses after fees waived and/or reimbursed ......................
1.00%
(f)
0.96%
(g)
0.93% 0.93% 0.96%
Net investment income .........................................
5.24% 4.64% 4.55% 5.31% 5.64%
Supplemental Data
Net assets, end of year (000) ...................................... $ 4,550  $ 6,017  $ 7,710  $ 7,784  $ 8,102
Portfolio turnover rate ........................................... 131% 186% 324% 118% 165%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.48% and 0.93%, respectively.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.82% and 0.93%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2022
BlackRock Annual Report to Shareholders

BlackRock Sustainable Emerging Markets Flexible Bond Fund
Investor C
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ................................
$ 7.75  $ 8.91  $ 8.03  $ 8.02  $ 9.44
Net investment income
(a)
......................................
0.31  0.32  0.31  0.37  0.43
Net realized and unrealized gain (loss) .............................
(1.21) (1.23) 0.82  0.06  (1.52)
Net increase (decrease) from investment operations ..................... (0.90) (0.91) 1.13  0.43  (1.09)
Distributions
(b)
– – – – –
From net investment income ...................................
(0.13) (0.08) (0.25) (0.42) (0.00)
(c)
Return of capital ............................................ (0.19) (0.17) —  —  (0.33)
Total distributions ............................................ (0.32) (0.25) (0.25) (0.42) (0.33)
Net asset value, end of year .................................... $ 6.53  $ 7.75  $ 8.91  $ 8.03  $ 8.02
Total Return
(d)
— — — — —
Based on net asset value ....................................... (11.68)% (10.30)% 14.25% 5.39% (11.74)%
Ratios to Average Net Assets
(e)
Total expenses ..............................................
3.63%
(f)
2.74%
(g)
2.34% 2.32% 2.30%
(h)
Total expenses after fees waived and/or reimbursed .....................
1.76%
(f)
1.70%
(g)
1.68% 1.68% 1.71%
Net investment income ........................................
4.47% 3.83% 3.76% 4.46% 4.85%
Supplemental Data
Net assets, end of year (000) ..................................... $ 206  $ 345  $ 672  $ 1,547  $ 2,411
Portfolio turnover rate .......................................... 131% 186% 324% 118% 165%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.55% and 1.68%, respectively.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.72% and 1.68%, respectively.
(h)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Emerging Markets Flexible Bond Fund
Class K
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of year ................................
$ 7.75  $ 8.92  $ 8.03  $ 8.03  $ 9.44
Net investment income
(a)
......................................
0.37  0.40  0.39  0.47  0.51
Net realized and unrealized gain (loss) .............................
(1.20) (1.23) 0.83  0.04  (1.50)
Net increase (decrease) from investment operations ..................... (0.83) (0.83) 1.22  0.51  (0.99)
Distributions
(b)
– – – – –
From net investment income ...................................
(0.16) (0.12) (0.33) (0.51) (0.00)
(c)
Return of capital ............................................ (0.23) (0.22) —  —  (0.42)
Total distributions ............................................ (0.39) (0.34) (0.33) (0.51) (0.42)
Net asset value, end of year .................................... $ 6.53  $ 7.75  $ 8.92  $ 8.03  $ 8.03
Total Return
(d)
— — — — —
Based on net asset value ....................................... (10.75)% (9.45)% 15.58% 6.37% (10.70)%
Ratios to Average Net Assets
(e)
Total expenses ..............................................
2.03%
(f)
1.30% 1.08% 1.04% 1.08%
(g)
Total expenses after fees waived and/or reimbursed .....................
0.70%
(f)
0.64% 0.63% 0.63% 0.66%
Net investment income ........................................
5.49% 4.74% 4.72% 5.67% 5.91%
Supplemental Data
Net assets, end of year (000) ..................................... $ 25,093  $ 19,200  $ 60,091  $ 84,039  $ 64,736
Portfolio turnover rate .......................................... 131% 186% 324% 118% 165%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 1.96% and 0.63%, respectively.
(g)
Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
See notes to financial statements.

Notes to Financial Statements
2022
BlackRock Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Investor C Shares automatically convert to Investor
A Shares after approximately eight years. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures
(except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of Strategic Income Opportunities  include the account of BlackRock Cayman Strategic
Income Opportunities Portfolio II, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of Strategic Income Opportunities  and primarily invests in commodity-
related instruments and other derivatives. The Cayman Subsidiary enables  the Fund  to hold these commodity-related instruments and satisfy regulated investment company tax requirements. Strategic Income Opportunities  may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $27,539,360, which is 0.1% of Strategic Income Opportunities’ consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The
Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  Strategic Income Opportunities , except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
The accompanying consolidated financial statements of Strategic Income Opportunities include the account of SIO Neptunite 2022-1 LLC (the “Subsidiary”), which is a wholly-owned subsidiary of Strategic Income Opportunities that invests in floating rate loan interests and is party to a $150 million credit agreement with Citibank NA. The net assets of the Subsidiary as of period end were $51,525,365, which is 0.1% of Strategic Income Opportunities' consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to Strategic Income Opportunities.
The Subsidiary has entered into a credit agreement with Citibank NA (the “Participating Lender”) that established a revolving credit facility with an initial commitment of up to $150 million (the “Facility”) as leverage for investment purposes. The Facility has the following terms: a) an upfront fee of 0.15% of the initial commitment, b) an unused commitment fee of 0.50% per annum when the amount borrowed is less than $150 million and c) interest at a rate equal to three-month Secured Overnight Financing Rate
(“SOFR”) on the date the loan is made plus 1.30% per annum on amounts borrowed. The upfront fee in May 2023 will be x) 0.15% of advances outstanding when the amount borrowed is less than 50% of the Facility or y) 0.15% of the Facility when the amount borrowed exceeds 50% of the Facility on the determination date. The upfront fee in May 2024 will be x) 0.15% of advances outstanding when the amount borrowed is less than 50% of the year one fee basis amount or y) 15% of the year one fee basis amount when the amount borrowed exceeds 50% of the year one fee basis amount on the determination date. The commitment fee terminates when borrowings reach the lending capacity of the Facility. The agreement expires on June 1, 2025 unless extended or renewed. The Subsidiary's borrowings are secured by eligible securities held in its portfolio of investments.
During the period, the Subsidiary paid the upfront fee and accrued the commitment fee based on the daily unused portion of the Facility. The upfront fees and interest associated with the agreement are included in the Statements of Operations as interest expense and fees, if any. The commitment fees associated with the agreement are subject to Strategic Income Opportunities' expense limitation and are included in the Statements of Operations within miscellaneous expenses. Advances to Strategic
Income Opportunities as of period end, if any, are shown in the Statements of Assets and Liabilities as bank borrowings payable. For the year ended December 31, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the credit agreement were as follows:
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Strategic Income Opportunities Portfolio .................................. Strategic Income Opportunities Diversified
BlackRock Sustainable Emerging Markets Flexible Bond Fund .......................... Sustainable Emerging Markets Flexible Bond Non-diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years
Fund Name
Maximum Amount
Borrowed Average Borrowing
Weighted Average Interest
Rates
Strategic Income Opportunities .................................................... $ 142,399,396 $ 54,679,034 4.42%

Notes to Financial Statements
(continued)

Notes to Financial Statements
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets . For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of December 31, 2022 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Sustainable Emerging Markets Flexible Bond has an arrangement with its custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Sustainable Emerging Markets Flexible Bond may incur charges on overdrafts, subject to certain conditions.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of each Fund has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.

Notes to Financial Statements
(continued)

Notes to Financial Statements
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of December 31, 2022, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more

Notes to Financial Statements
(continued)

Notes to Financial Statements
risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate
(“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, Strategic Income Opportunities had the following unfunded floating rate loan interests:
Special Purpose Acquisition Companies: Special purpose acquisition companies (SPACs) are companies that have no operations but go public with the intention of merging with or acquiring a company using the proceeds of the SPAC's initial public offering. The Funds may enter into a commitment with a SPAC for a private investment in a public equity (PIPE) and will satisfy the commitment if and when the SPAC completes its merger or acquisition. Securities purchased through PIPE transactions will be restricted from trading and considered illiquid until a registration statement for the shares is filed and declared effective. Unfunded SPAC PIPE commitments are marked-to-
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Strategic Income
Opportunities CML La Quinta Resort, Term Loan ..................... $ 4,424,793 $ 4,452,418 $ 4,271,636 $ (180,782)
Strategic Income
Opportunities CML Lake Tahoe Resort Hotel, Term Loan ................ 5,773,825 5,773,248 5,549,762 (223,486)
Strategic Income
Opportunities CML Paradise Plaza, Term Loan ...................... 3,774,588 3,774,588 3,645,920 (128,668)
Strategic Income
Opportunities CML ST Regis Aspen, Term Loan ...................... 2,986,357 2,974,412 2,862,016 (112,396)
Strategic Income
Opportunities CML Trigrams, Term Loan ........................... 649,993 649,993 643,428 (6,565)
Strategic Income
Opportunities Hillman Group, Inc. (The), Delayed Draw Term Loan ......... 178,881 170,831 173,259 2,428
Strategic Income
Opportunities Houston Center, Term Loan .......................... 3,991,461 3,991,461 3,830,342 (161,119)
Strategic Income
Opportunities Park Avenue Tower, Term Loan ....................... 1,335,692 1,335,692 1,310,980 (24,712)
Strategic Income
Opportunities Project Casavo, Term Loan .......................... 1,537 1,546 1,620 74
Strategic Income
Opportunities Sheraton Austin, Term Loan .......................... 6,761,598 6,761,598 6,503,606 (257,992)
Strategic Income
Opportunities The Vinoy St. Petersburg, Term Loan ................... 1,635,257 1,627,080 1,570,812 (56,268)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

market and any unrealized appreciation (depreciation) is separately presented in the Statements of Assets and Liabilities and Statements of Operations. As of period end,
Strategic Income Opportunities had no outstanding unfunded SPAC PIPE commitments.
Forward Commitments, When-Issued and Delayed Delivery Securities : The Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds' maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering.
Such agreements may obligate a fund to make future cash payments. As of December 31, 2022 , Strategic Income Opportunities had outstanding commitments of $62,720,615.
These commitments are not included in the net assets of Strategic Income Opportunities as of December 31, 2022 .
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the year ended December 31, 2022, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for Strategic Income
Opportunities were $157,539,596 and (0.48)%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a

Notes to Financial Statements
(continued)

Notes to Financial Statements
fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of Strategic Income Opportunities’ open borrowed bond agreements by counterparty which are subject to offset under an
MRA on a net basis:
When a fund enters into an MRA and International Swaps and Derivatives Association, Inc. (an “ISDA”) and/or Master Securities Lending Agreements (“MSLA”) with the same counterparty, the agreements may contain a set-off provision allowing a fund to offset a net amount payable with a net amount receivable upon default of the counterparty.
Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. For example, regardless of the contractual rights included in an MRA, such laws may prohibit a fund from setting off amounts owed to a defaulting counterparty under an MRA against amounts owed to a fund by affiliates of the defaulting counterparty. However, the insolvency regimes of many jurisdictions generally permit set-off of simultaneous payables and receivables with the same legal entity under certain types of financial contracts. These rules would apply upon a default of the legal entity, regardless of the existence of a contractual set-off right in those contracts.
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions: In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Statements of
Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Counterparty
Borrowed Bond
Agreements
(a)
Borrowed
Bonds at
Value including
Accrued
Interest
(b)
Exposure
Due (to)/from
Counterparty
before Collateral
Non-Cash
Collateral
Received
Cash Collateral
Received
Non-Cash
Collateral
Pledged
Including
Accrued Interest
Cash Collateral
Pledged
Net Collateral
(Received)/
Pledged
Net Exposure
Due (to)/from
Counterparty
(c)
Strategic Income Opportunities
Barclays Bank plc .............. $ 59,924,402 $ (58,997,731) $ 926,671 $ — $ (667,000) $ — $ — $ (667,000) $ 259,671
Barclays Capital, Inc. ............ 15,463,131 (15,677,916) (214,785) — — — — — (214,785)
BNP Paribas SA ............... 36,416,468 (35,403,580) 1,012,888 — (1,012,888) — — (1,012,888) —
BofA Securities, Inc. ............. 25,088,396 (24,819,626) 268,770 — — — — — 268,770
Deutsche Bank AG .............. 26,642,793 (27,211,416) (568,623) — — 568,623 — 568,623 —
J.P. Morgan Securities LLC ........ 8,128,813 (8,350,696) (221,883) — — — 221,883 221,883 —
J.P. Morgan Securities plc ......... 27,641,659 (28,083,799) (442,140) — — — 442,140 442,140 —
Nomura Securities International, Inc. .. 6,420,900 (6,397,018) 23,882 — — — — — 23,882
RBC Capital Markets LLC ......... 32,331,136 (32,139,754) 191,382 — — — — — 191,382
RBC Europe Ltd. ............... 11,437,927 (11,468,091) (30,164) — — — 30,164 30,164 —
$ 249,495,625 $ (248,549,627) $ 945,998 $ — $ (1,679,888) $ 568,623 $ 694,187 $ (417,078) $ 528,920
...........................................
(a)
Included in Investments at value-unaffiliated in the Statements of Assets and Liabilities.
(b)
Includes accrued interest on borrowed bonds in the amount of $2,674,988 which is included in interest expense payable in the Statements of Assets and Liabilities.
(c)
Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default.

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Securities lending transactions are entered into by the Funds under MSLA, which provide the right, in the event of default (including bankruptcy or insolvency), for the non-
defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk or bitcoin (commodity risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Strategic Income Opportunities may invest in cash-settled bitcoin futures that are traded on commodity exchanges registered with the Commodity Futures Trading Commission. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use
As of period end, the following table is a summary of Strategic Income Opportunities’ securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Strategic Income Opportunities
BofA Securities, Inc. ........................... $ 57,003,527 $ (57,003,527) $ — $ —
Citigroup Global Markets, Inc. .................... 20,602,570 (20,602,570) — —
Goldman Sachs & Co. LLC ...................... 54,240,050 (54,240,050) — —
J.P. Morgan Securities LLC ...................... 7,677,107 (7,677,107) — —
Jefferies LLC ............................... 969,449 (969,449) — —
Mizuho Securities USA LLC ..................... 3,885,940 (3,885,940) — —
Morgan Stanley .............................. 41,103,221 (41,103,221) — —
$ 185,481,864 $ (185,481,864) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities.
A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options — The Funds purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an ISDA
Master Agreement or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain
OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA
Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid

Notes to Financial Statements
(continued)

Notes to Financial Statements
pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, Strategic Income Opportunities pays the Manager a monthly fee, based on the average daily net assets that are attributable to Strategic Income
Opportunities’ direct investments in fixed-income and equity securities and instruments, including ETFs advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
For such services, Sustainable Emerging Markets Flexible Bond pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Sustainable Emerging Markets Flexible Bond’s net assets:
The Manager provides investment management and other services to the Subsidiary. The Manager does not receive separate compensation from the Subsidiary for providing investment management or administrative services. However, Strategic Income Opportunities pays the Manager based on the Funds' net assets, which includes the assets of the Subsidiary.
With respect to each Fund, the Manager entered into sub-advisory agreements with BlackRock International Limited (“BIL”), an affiliate of the Manager. With respect to
Strategic Income Opportunities, the Manager has also entered into a separate sub-advisory agreement with BlackRock (Singapore) Limited ("BSL"), which is also an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended December 31, 2022, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
$3 billion - $35 billion .................................................................................................... 0.450
Greater than $35 billion ................................................................................................... 0.430
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Strategic Income Opportunities ....................................................................... $ 3,134,323 $ 1,621,723 $ 4,756,046
Sustainable Emerging Markets Flexible Bond .............................................................. 12,445 2,588 15,033

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended December 31, 2022, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended December 31, 2022, Strategic Income
Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of
Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended December 31, 2022, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended December 31, 2022, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the year ended December 31, 2022, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended December 31, 2022, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 202 3 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the year ended December 31, 2022, the amount waived was $ 1,527,445 for Strategic Income Opportunities.
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 6,287,754 $ 250,739 $ 32,433 $ 1,948,630 $ 8,519,556
Sustainable Emerging Markets Flexible Bond ............................................. 1,084 996 52 5,01 5 7,14 7
Fund Name Institutional
Strategic Income Opportunities ................................................................................................ $ 1,536,471
Fund Name Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ................................................. $ 81,971 $ 18,951 $ 6,364 $ 22,114 $ 129,400
Sustainable Emerging Markets Flexible Bond ........................................ — 1,070 249 148 1,467
Fund N ame Institutional Investor A Investor C Class K Total
Strategic Income Opportunities ...................................................... $ 26,537,518 $ 1,513,239 $ 142,545 $ 62,452 $ 28,255,754
Sustainable Emerging Markets Flexible Bond ............................................. 6,380 12,35 6 1,481 148 20,36 5
Fund Name Other Fees
Strategic Income Opportunities ............................................................................................... $ 18,741
Sustainable Emerging Markets Flexible Bond ...................................................................................... 190
Fund Name Investor A Investor C
Strategic Income Opportunities .................................................................................... $ 47,818 $ 20,785
Sustainable Emerging Markets Flexible Bond ........................................................................... 58 –

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Sustainable Emerging Markets Flexible Bond's assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2023. The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of Strategic Income Opportunities' assets invested in affiliated equity and fixed-income exchange-traded funds that have a contractual management fee through June 30, 2023. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the
Manager in the Statements of Operations. For the year ended December 31, 2022, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2023, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended December 31, 2022, the amounts included in fees waived and/or reimbursed by the Manager and administration fees waived in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended December 31, 2022, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement (i) Strategic Income Opportunities retains 81% of securities lending income (which excludes collateral investment expenses), and this amount can never be less than 70% of the total of securities lending income plus the collateral investment expenses; and (ii) if Sustainable Emerging
Markets Flexible Bond were to engage in securities lending, the Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds a specified threshold, pursuant to the securities lending agreement, (i) Strategic Income Opportunities will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses; and (ii) Sustainable Emerging Markets Flexible Bond will retain for the
Fund Name Amount Waived
Strategic Income Opportunities ............................................................................................... $ 1,619,61 1
Fund Name Institutional Investor A Investor C Class K
Strategic Income Opportunities ............................................................ 0.65% 0.90% 1.65% N/A
Sustainable Emerging Markets Flexible Bond ................................................... 0.68 0.93 1.68 0.63%
Fund Name
Fees Waived and/
or Reimbursed by the
Manager
Administration Fees
Waived
Sustainable Emerging Markets Flexible Bond ............................................................. $ 453,616 $ 15,188
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Sustainable Emerging Markets Flexible Bond
Institutional .................................................................................... $ 1,069 $ 3,705
Investor A ..................................................................................... 993 9,842
Investor C ..................................................................................... 52 1,348
Class K ...................................................................................... 4,9 29 145
$ 7,04 3 $ 15,040

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
Prior to January 1, 2022, Strategic Income Opportunities retained 82% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, Strategic Income
Opportunities would retain for the remainder of that calendar year 85% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by Strategic Income Opportunities is shown as securities lending income — affiliated — net in the Statements of Operations.
For the year ended December 31, 2022, the Fund paid BIM $361,672 for securities lending agent services.
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the year ended December 31, 2022, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: During the  year ended December 31, 2022 ,  Strategic Income Opportunities received a reimbursement of $3,926 from an affiliate, which is included in payment by affiliate in the Statements of Operations, related to an operating event.
The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended December 31, 2022, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with
Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended December 31, 2022, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended December 31, 2022, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of December 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Strategic Income Opportunities ............................................................ $ 24,651,352 $ 97,449,382 $ (9,392,743)
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Strategic Income Opportunities ............................................ $ 59,450,382,574 $ 61,034,023,599 $ 291,794,576,270 $ 292,439,046,278
Sustainable Emerging Markets Flexible Bond ................................... 1,853,273 859,147 44,755,491 38,468,353
Fund Name Purchases Sales
Strategic Income Opportunities ............................................................................ $ 87,031,050,783 $ 87,011,412,601

Notes to Financial Statements
(continued)

Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to income (loss) recognized from the Fund's wholly owned subsidiary were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of December 31, 2022, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The differences between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures, options and foreign currency contracts, the realization for tax purposes of unrealized gains (losses) on investments in passive foreign investment companies, amortization methods for premiums and discounts on fixed income securities, the timing and recognition of partnership income, the accounting for swap agreements, the classification of investments and the accrual of income on securities in default.
(c)
The Fund has elected to defer certain qualified late-year losses and recognize such losses in the next taxable year.
As of December 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), are a party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b)
the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2023 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended December 31, 2022, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Fund Name Paid-In Capital
Accumulated
Earnings (Loss)
Strategic Income Opportunities ................................................................. $ (15,010,773) $ 15,010,773
—
Fund Name
Year Ended
12/31/22
Year Ended
12/31/21
Strategic Income Opportunities
Ordinary income ........................................................................................... $ 1,656,531,782 $ 1,155,233,446
Long-term capital gains ...................................................................................... — 146,573,505
$ 1,656,531,782 $ 1,301,806,951
Sustainable Emerging Markets Flexible Bond
Ordinary income ........................................................................................... $ 826,826 $ 753,647
Return of capital ........................................................................................... 1,197,499 1,728,203
$ 2,024,325 $ 2,481,850
Fund Name
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified
Late-year Losses
(c)
Total
Strategic Income Opportunities .................................................. $ (1,121,375,118) $ (3,105,176,054) $ (263,640,550) $ (4,490,191,722)
Sustainable Emerging Markets Flexible Bond ......................................... (20,520,358) (4,942,506) (298,970) (25,761,834)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Strategic Income Opportunities ........................................ $ 47,962,512,033 $ 1,350,445,183 $ (4,329,265,437) $ (2,978,820,254)
Sustainable Emerging Markets Flexible Bond .............................. 38,341,126 859,452 (5,647,689) (4,788,237)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iii) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (iv) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen.
An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Concentration Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the recent period of historically low interest rates. The Federal Reserve has recently begun to raise the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a Fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of LIBOR. Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Strategic Income Opportunities
Institutional
Shares sold ..........................................
1,281,480,388 $ 12,369,438,085 1,472,981,152 $ 15,240,643,490
Shares issued in reinvestment of distributions .....................
116,277,089 1,099,035,398 83,787,648 860,340,533
Shares redeemed ......................................
(1,748,337,415) (16,688,976,517) (662,629,836) (6,845,574,262)
(350,579,938) $ (3,220,503,034) 894,138,964 $ 9,255,409,761
Investor A
Shares sold and automatic conversion of shares ....................
31,163,196 $ 298,768,503 46,076,725 $ 476,723,455
Shares issued in reinvestment of distributions .....................
4,455,109 42,051,817 3,883,752 39,912,473
Shares redeemed ......................................
(50,797,245) (484,530,530) (65,968,721) (682,955,480)
(15,178,940) $ (143,710,210) (16,008,244) $ (166,319,552)
Investor C
Shares sold ..........................................
2,015,178 $ 19,271,039 3,870,343 $ 40,007,465
Shares issued in reinvestment of distributions .....................
458,417 4,317,597 429,917 4,406,103
Shares redeemed and automatic conversion of shares ................
(8,238,893) (78,837,876) (8,432,541) (87,132,547)
(5,765,298) $ (55,249,240) (4,132,281) $ (42,718,979)
Class K
Shares sold ..........................................
239,685,502 $ 2,292,830,887 328,330,819 $ 3,400,781,505
Shares issued in reinvestment of distributions .....................
38,410,956 363,052,167 27,608,311 283,874,039
Shares redeemed ......................................
(247,285,787) (2,345,805,047) (204,766,329) (2,121,051,906)
30,810,671 $ 310,078,007 151,172,801 $ 1,563,603,638
(340,713,505) $ (3,109,384,477) 1,025,171,240 $ 10,609,974,868
Sustainable Emerging Markets Flexible Bond
Institutional
Shares sold ..........................................
281,524 $ 2,027,236 674,790 $ 5,830,229
Shares issued in reinvestment of distributions .....................
34,547 233,817 56,923 473,872
Shares redeemed ......................................
(432,282) (2,872,002) (2,111,192) (17,402,428)
(116,211) $ (610,949) (1,379,479) $ (11,098,327)

Notes to Financial Statements
(continued)
2022
BlackRock Annual Report to Shareholders

As of December 31, 2022, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 3,835,005 Class K Shares of Sustainable Emerging Markets Flexible Bond.
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
12/31/22
Year Ended
12/31/21
Fund Name/Share Class
Shares Amount Shares Amount
Investor A
Shares sold and automatic conversion of shares ....................
69,509 $ 498,284 148,269 $ 1,250,381
Shares issued in reinvestment of distributions .....................
37,270 251,849 29,223 239,763
Shares redeemed ......................................
(186,761) (1,303,311) (265,783) (2,204,155)
(79,982) $ (553,178) (88,291) $ (714,011)
Investor C
Shares sold ..........................................
— $ — 2,338 $ 19,761
Shares issued in reinvestment of distributions .....................
1,524 10,332 1,652 13,611
Shares redeemed and automatic conversion of shares ................
(14,493) (98,559) (34,825) (288,337)
(12,969) $ (88,227) (30,835) $ (254,965)
Class K
Shares sold ..........................................
4,385,689 $ 33,645,740 158,728 $ 1,293,515
Shares issued in reinvestment of distributions .....................
8,706 66,021 118,412 984,559
Shares redeemed ......................................
(3,028,617) (22,780,209) (4,539,433) (37,677,486)
1,365,778 $ 10,931,552 (4,262,293) $ (35,399,412)
1,156,616 $ 9,679,198 (5,760,898) $ (47,466,715)

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Strategic Income Opportunities Portfolio and BlackRock Sustainable Emerging Markets Flexible Bond Fund and the Board of Trustees of
BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Strategic Income Opportunities Portfolio and BlackRock Sustainable Emerging Markets
Flexible Bond Fund of BlackRock Funds V (the “Funds”), including the schedules of investments, as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. Such financial statements and financial highlights of BlackRock Strategic Income Opportunities Portfolio are consolidated as of and for the two years in the period ended December 31, 2022, and for the year ended December 31, 2018. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2022, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31,
2022, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Boston, Massachusetts
February 23, 2023
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information (Unaudited)
2022
BlackRock Annual Report to Shareholders

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended December 31,
2022:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended December 31, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
December 31, 2021:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended December 31, 2022 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended December 31, 2022:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended December 31, 2022:
Fund Name
Qualified Dividend
Income
Strategic Income Opportunities ......................................................................................... $ 81,899,443
Fund Name
Foreign Source
Income Earned
Sustainable Emerging Markets Flexible Bond ................................................................................ $ 800,649
Fund Name Federal Obligation Interest
Strategic Income Opportunities ......................................................................................... $ 234,589,923
Sustainable Emerging Markets Flexible Bond ................................................................................ 35,682
Fund Name
Dividends-Received
Deduction
Strategic Income Opportunities ......................................................................................... 1.13%
Fund Name Interest Dividends
Strategic Income Opportunities ......................................................................................... $ 1,133,743,027
Sustainable Emerging Markets Flexible Bond ................................................................................ 826,826
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Strategic Income Opportunities ...................................................................... $ 800,656,155 $ 177,996,232
Sustainable Emerging Markets Flexible Bond ............................................................. 65,965 —

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds V (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for the BlackRock Strategic Income Opportunities Portfolio and BlackRock Sustainable Emerging Markets Flexible Bond
Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2022 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC, the investment adviser to each Fund, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Trustee and Officer Information
2022
BlackRock Annual Report to Shareholders

Independent Trustees
(a)
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
R. Glenn Hubbard
1958
Chair of the Board
(Since 2022)
Trustee
(Since 2019)
Dean, Columbia Business School from 2004 to 2019; Faculty
member, Columbia Business School since 1988.
70 RICs consisting of 102 Portfolios ADP (data and information services) from 2004 to
2020; Metropolitan Life
Insurance Company
(insurance); TotalEnergies
SE (multi-energy)
W. Carl Kester
(d)
1951
Vice Chair of the Board
(Since 2022)
Trustee
(Since 2019)
George Fisher Baker Jr. Professor of Business Administration,
Harvard Business School since 2008; Deputy Dean for Academic
Affairs from 2006 to 2010; Chairman of the Finance Unit, from
2005 to 2006; Senior Associate Dean and Chairman of the MBA
Program from 1999 to 2005; Member of the faculty of Harvard
Business School since 1981.
72 RICs consisting of 104 Portfolios None
Cynthia L. Egan
1955
Trustee
(Since 2019)
Advisor, U.S. Department of the Treasury from 2014 to 2015;
President, Retirement Plan Services, for T. Rowe Price Group,
Inc. from 2007 to 2012; executive positions within Fidelity
Investments from 1989 to 2007.
70 RICs consisting of 102 Portfolios Unum (insurance); The
Hanover Insurance Group
(Board Chair); Huntsman
Corporation (Lead
Independent Director and
non Executive Vice Chair
of the Board) (chemical
products)
Frank J. Fabozzi
(d)
1948
Trustee
(Since 2019)
Editor of The Journal of Portfolio Management since 1986;
Professor of Finance, EDHEC Business School (France) from
2011 to 2022; Professor of Practice, Johns Hopkins University
since 2021; Professor in the Practice of Finance, Yale University
School of Management from 1994 to 2011 and currently a
Teaching Fellow in Yale's Executive Programs; Visiting Professor,
Rutgers University for the Spring 2019 semester; Visiting
Professor, New York University for the 2019 academic year;
Adjunct Professor of Finance, Carnegie Mellon University in fall
2020 semester.
72 RICs consisting of 104 Portfolios None
Lorenzo A. Flores
1964
Trustee
(Since 2021)
Vice Chairman, Kioxia, Inc. since 2019; Chief Financial Officer,
Xilinx, Inc. from 2016 to 2019; Corporate Controller, Xilinx, Inc.
from 2008 to 2016.
70 RICs consisting of 102 Portfolios None
Stayce D. Harris
1959
Trustee
(Since 2021)
Lieutenant General, Inspector General, Office of the Secretary
of the United States Air Force from 2017 to 2019; Lieutenant
General, Assistant Vice Chief of Staff and Director, Air Staff,
United States Air Force from 2016 to 2017; Major General,
Commander, 22nd Air Force, AFRC, Dobbins Air Reserve Base,
Georgia from 2014 to 2016; Pilot, United Airlines from 1990 to
2020.
70 RICs consisting of 102 Portfolios The Boeing Company
(airplane manufacturer)
J. Phillip Holloman
1955
Trustee
(Since 2021)
President and Chief Operating Officer, Cintas Corporation from
2008 to 2018.
70 RICs consisting of 102 Portfolios PulteGroup, Inc. (home
construction); Rockwell
Automation Inc. (industrial
automation)
Catherine A. Lynch
(d)
1961
Trustee
(Since 2019)
Chief Executive Officer, Chief Investment Officer and various other positions, National Railroad Retirement Investment Trust from 2003 to 2016; Associate Vice President for Treasury
Management, The George Washington University from 1999 to
2003; Assistant Treasurer, Episcopal Church of America from
1995 to 1999.
72 RICs consisting of 104 Portfolios PennyMac Mortgage
Investment Trust

Trustee and Officer Information
(continued)

Trustee and Officer Information
Interested Trustees
(a)(e)
(a)
The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Each Independent Trustee holds office until his or her successor is duly elected and qualifies or until his or her earlier death, resignation, retirement or removal as provided by the Trust's by-laws or charter or statute, or until December 31 of the year in which he or she turns 75. Trustee who are “interested persons,” as defined in the Investment Company Act serve until their successor is duly elected and qualifies or until their earlier death, resignation, retirement or removal as provided by the Trust's by-laws or statute, or until December 31 of the year in which they turn 72.
The Board may determine to extend the terms of Independent Trustee on a case-by-case basis, as appropriate.
(c)
Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. Certain Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows:
Frank J. Fabozzi, 1988; R. Glenn Hubbard, 2004; and W. Carl Kester, 1995. Certain other Independent Trustees became members of the boards of the closed-end funds in the Fixed-Income
Complex as follows: Cynthia L. Egan, 2016; and Catherine A. Lynch, 2016.
(d)
Dr. Fabozzi, Dr. Kester, Ms. Lynch and Mr. Perlowski are also trustees of the BlackRock Credit Strategies Fund and BlackRock Private Investments Fund.
(e)
Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock, Inc. and its affiliates. Mr. Fairbairn and Mr.
Perlowski are also board members of the BlackRock Multi-Asset Complex.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service)
(c)
Principal Occupation(s) During Past 5 Years
Number of BlackRock-Advised
Registered Investment Companies
(“RICs”) Consisting of Investment
Portfolios (“Portfolios”) Overseen
Public Company and
Other Investment
Company Directorships
Held During Past 5 Years
Robert Fairbairn
1965
Trustee
(Since 2015)
Vice Chairman of BlackRock, Inc. since 2019; Member of
BlackRock's Global Executive and Global Operating Committees;
Co-Chair of BlackRock's Human Capital Committee; Senior
Managing Director of BlackRock, Inc. from 2010 to 2019;
oversaw BlackRock's Strategic Partner Program and Strategic
Product Management Group from 2012 to 2019; Member of
the Board of Managers of BlackRock Investments, LLC from
2011 to 2018; Global Head of BlackRock's Retail and iShares
®
businesses from 2012 to 2016.
98 RICs consisting of 266 Portfolios None
John M. Perlowski
(d)
1964
Trustee
(Since 2015);
President
and Chief
Executive
Officer
(Since 2010)
Managing Director of BlackRock, Inc. since 2009; Head of
BlackRock Global Accounting and Product Services since
2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.
100 RICs consisting of 268 Portfolios None

Trustee and Officer Information
(continued)
2022
BlackRock Annual Report to Shareholders

Officers Who Are Not Trustees
(a)
(a)
The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, New York 10055.
(b)
Officers of the Trust serve at the pleasure of the Board.
Further information about the Trust's Trustees and Officers is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
Name
Year of Birth
(b)
Position(s) Held
(Length of Service) Principal Occupation(s) During Past 5 Years
Jennifer McGovern
1977
Vice President
(Since 2014)
Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Americas
Product Development and Governance for BlackRock’s Global Product Group since 2019; Head of Product Structure and
Oversight for BlackRock's U.S. Wealth Advisory Group from 2013 to 2019.
Trent Walker
1974
Chief Financial Officer
(Since 2021)
Managing Director of BlackRock, Inc. since September 2019; Executive Vice President of PIMCO from 2016 to 2019;
Senior Vice President of PIMCO from 2008 to 2015; Treasurer from 2013 to 2019 and Assistant Treasurer from 2007 to
2017 of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series
VIT, PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Jay M. Fife
1970
Treasurer
(Since 2007)
Managing Director of BlackRock, Inc. since 2007.
Charles Park
1967
Chief Compliance Officer
(Since 2014)
Anti-Money Laundering Compliance Officer for certain BlackRock-advised Funds from 2014 to 2015; Chief Compliance
Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the
BlackRock Fixed-Income Complex since 2014; Principal of and Chief Compliance Officer for iShares
®
Delaware Trust
Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised
iShares
®
exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc.
since 2012.
Lisa Belle
1968
Anti-Money Laundering
Compliance Officer
(Since 2019)
Managing Director of BlackRock, Inc. since 2019; Global Financial Crime Head for Asset and Wealth Management of
JP Morgan from 2013 to 2019; Managing Director of RBS Securities from 2012 to 2013; Head of Financial Crimes for
Barclays Wealth Americas from 2010 to 2012.
Janey Ahn
1975
Secretary
(Since 2019)
Managing Director of BlackRock, Inc. since 2018; Director of BlackRock, Inc. from 2009 to 2017.
Effective May 31, 2022, Karen P. Robards retired as a Trustee of the Trust.

Additional Information

Additional Information
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/ fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2022
BlackRock Annual Report to Shareholders

BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodians
JPMorgan Chase Bank, N.A.
(a)
New York, NY 10179
Brown Brothers Harriman & Co.
(b)
Boston, MA 02109
Citibank NA
(c)
New York, NY 10013
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10022
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Strategic Income Opportunities Portfolio.
(b)
For BlackRock Sustainable Emerging Markets Flexible Bond Fund.
(c)
For SIO Neptunite 2022-1 LLC.

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Currency Abbreviation
ARS Argentine Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RUB New Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
UAH Ukrainian Hryvnia
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
BA Canadian Bankers Acceptances
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
COP Certificates of Participation
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
ESG Environmental, Social And Governance
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE 28-Day
NASDAQ National Association of Securities Dealers Automated
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
S&P Standard & Poor's
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
EMDSIP-12/22-AR

Item 2 – Code of Ethics –
The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
               Frank J. Fabozzi
Lorenzo A. Flores
Catherine A. Lynch

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Emerging Markets Flexible Bond Fund	$41,106	$40,703	$4,044	$210	$19,000	$18,800	$431	$0
BlackRock Strategic Income Opportunities Portfolio	$116,484	$115,342	$44	$210	$33,000	$31,800	$431	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,098,000	$2,032,000

1
The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2
The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3
Non-audit fees of $2,098,000 and $2,032,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g)
The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Sustainable Emerging Markets Flexible Bond Fund	$23,475	$19,010
BlackRock Strategic Income Opportunities Portfolio	$33,475	$32,010

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,098,000	$2,032,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers
that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 13 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Section 302 Certifications are attached

  <<section302>>
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
<<section906>>

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: February 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: February 23, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: February 23, 2023